Quarterly Report
June 30, 2021
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.5%
BHP Group PLC	53,760	$1,581,882
Glencore PLC	277,191	1,184,963
Rio Tinto PLC	27,321	2,245,307
		5,012,152
AUSTRIA — 0.6%
Agrana Beteiligungs AG	310	7,481
ams AG (a)	7,154	143,645
ANDRITZ AG	1,849	103,892
AT&S Austria Technologie & Systemtechnik AG (a)	647	28,006
BAWAG Group AG (b)	1,816	96,653
CA Immobilien Anlagen AG	1,484	61,860
DO & Co. AG (a)(c)	167	15,071
Erste Group Bank AG	7,500	275,188
EVN AG	861	20,299
Flughafen Wien AG (a)	219	7,597
IMMOFINANZ AG (a)	2,122	47,687
Lenzing AG (a)(c)	331	40,509
Mayr Melnhof Karton AG	220	46,857
Oberbank AG	364	37,469
Oesterreichische Post AG (c)	836	44,465
OMV AG	3,621	205,990
Palfinger AG	331	13,876
Porr AG (a)	309	5,863
Raiffeisen Bank International AG	3,507	79,436
Rosenbauer International AG	72	4,542
S IMMO AG	1,067	25,560
S&T AG	1,262	28,885
Schoeller-Bleckmann Oilfield Equipment AG (a)	273	11,477
Semperit AG Holding	277	11,136
Strabag SE	380	16,291
Telekom Austria AG	3,547	30,286
UNIQA Insurance Group AG	3,018	26,270
Verbund AG	1,707	157,189
Vienna Insurance Group AG Wiener Versicherung Gruppe	999	27,426
Voestalpine AG	2,810	114,434
Wienerberger AG	3,017	116,281
Zumtobel Group AG	730	7,359
		1,858,980
BELGIUM — 1.6%
Ackermans & van Haaren NV	582	98,284
Aedifica SA REIT	839	110,740
Ageas SA/NV (c)	4,594	254,968
AGFA-Gevaert NV (a)	3,861	17,926
Anheuser-Busch InBev SA/NV	21,557	1,554,575
Ascencio REIT	119	6,795
Atenor	92	6,590
Banque Nationale de Belgique	4	8,491
Barco NV	1,959	53,619
Befimmo SA REIT	525	20,857
Bekaert SA	915	40,778
Security Description	Shares	Value
bpost SA (a)	2,540	$30,393
Care Property Invest NV REIT (c)	736	23,566
Cie d'Entreprises CFE	172	17,950
Cie du Bois Sauvage SA	13	5,735
Cofinimmo SA REIT	696	105,980
D'ieteren Group	550	66,529
Econocom Group SA	2,332	8,850
Elia Group SA	861	90,874
Etablissements Franz Colruyt NV	1,333	74,551
Euronav NV	5,303	49,304
Fagron	1,477	32,982
Financiere de Tubize SA (c)	571	57,761
Galapagos NV (a)	1,117	77,466
Gimv NV	481	30,803
Groupe Bruxelles Lambert SA	2,505	280,254
Immobel SA (c)	106	9,164
Intervest Offices & Warehouses NV REIT	590	15,988
Ion Beam Applications	580	11,459
KBC Ancora	963	41,090
KBC Group NV	6,350	484,209
Kinepolis Group NV (a)	377	20,351
Lotus Bakeries NV	6	33,940
Melexis NV	483	50,148
Mithra Pharmaceuticals SA (a)(c)	384	10,815
Montea NV REIT	326	38,351
Ontex Group NV (a)(c)	1,704	21,218
Orange Belgium SA	323	7,247
Proximus SADP	4,076	78,741
Recticel SA	1,049	17,665
Retail Estates NV REIT	270	21,933
Shurgard Self Storage SA	647	31,228
Sipef NV	157	8,844
Sofina SA	384	165,669
Solvay SA	1,862	236,713
Telenet Group Holding NV	1,125	42,346
Tessenderlo Group SA (a)	624	26,344
TINC Comm (c)	585	8,672
UCB SA	3,214	336,020
Umicore SA	5,150	314,531
Unifiedpost Group SA (a)	647	10,558
VGP NV	258	50,912
Warehouses De Pauw CVA REIT	3,659	139,723
Xior Student Housing NV REIT	523	31,507
		5,392,007
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd. (a)	4,146	30,069
BRAZIL — 0.1%
Yara International ASA	4,344	228,780
CHILE — 0.1%
Antofagasta PLC	10,028	198,862
CHINA — 0.3%
Prosus NV (a)	11,315	1,106,621

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)	2,578	$102,129
DENMARK — 3.7%
ALK-Abello A/S (a)	168	80,161
Alm Brand A/S	1,752	12,685
Ambu A/S Class B	4,461	171,524
AP Moller - Maersk A/S Class A	75	208,355
AP Moller - Maersk A/S Class B	157	451,304
Asetek A/S (a)	381	4,317
Atlantic Sapphire ASA (a)	1,598	16,880
Bavarian Nordic A/S (a)	1,473	60,794
Better Collective A/S (a)	686	16,283
Carlsberg AS Class B	2,566	478,372
Cementir Holding NV	1,180	12,035
Chemometec A/S	369	49,637
Chr. Hansen Holding A/S	2,661	240,190
Coloplast A/S Class B	3,029	497,060
D/S Norden A/S	693	22,048
Danske Bank A/S	17,243	303,445
Demant A/S (a)	2,555	143,833
Dfds A/S (a)	892	50,329
Drilling Co. of 1972 A/S (a)	532	22,228
DSV Panalpina A/S	5,076	1,183,891
FLSmidth & Co. A/S	1,220	50,722
Genmab A/S (a)	1,667	682,161
GN Store Nord A/S	3,290	287,417
H Lundbeck A/S	1,598	50,841
ISS A/S (a)	4,085	95,895
Jyske Bank A/S (a)	1,375	66,529
Matas A/S	939	17,011
Netcompany Group A/S (b)	1,164	132,261
NKT A/S (a)	1,063	48,789
Novo Nordisk A/S Class B	42,161	3,532,607
Novozymes A/S Class B	5,320	401,044
Orsted A/S (b)	4,796	673,064
Pandora A/S	2,542	341,741
Per Aarsleff Holding A/S	487	21,901
Ringkjoebing Landbobank A/S	735	74,548
ROCKWOOL International A/S Class A	159	67,449
ROCKWOOL International A/S Class B	225	109,548
Royal Unibrew A/S	1,063	135,415
Scandinavian Tobacco Group A/S Class A (b)	1,642	33,518
Schouw & Co. A/S	327	35,878
SimCorp A/S	1,053	132,193
Spar Nord Bank A/S	2,223	25,029
Sydbank A/S	1,597	49,179
Topdanmark A/S	1,233	64,181
Tryg A/S	9,158	224,841
Vestas Wind Systems A/S	25,695	1,003,123
Zealand Pharma A/S (a)	783	23,126
		12,405,382
Security Description	Shares	Value
EGYPT — 0.0% (d)
Centamin PLC	29,914	$41,821
Energean PLC (a)	3,521	34,729
		76,550
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F (c)	1,274	105,264
FINLAND — 2.3%
Aktia Bank Oyj	1,642	20,991
Alandsbanken Abp Class B	175	5,375
Alma Media Oyj	862	10,550
Altia Oyj (c)	593	7,131
Asiakastieto Group Oyj (b)	541	21,749
Aspo Oyj	678	7,606
BasWare Oyj (a)	331	15,603
Bittium Oyj (c)	915	6,901
CapMan Oyj Class B	3,974	13,102
Cargotec Oyj Class B	1,021	52,791
Caverion Oyj	2,327	19,027
Citycon Oyj	2,376	20,245
Elisa Oyj	3,884	231,776
eQ Oyj	471	13,964
Finnair Oyj (a)(c)	16,083	13,267
Fiskars Oyj Abp	1,285	27,948
Fortum Oyj	11,112	306,514
F-Secure Oyj	2,556	12,200
Harvia Oyj	430	26,007
Huhtamaki Oyj	2,485	117,731
Kamux Corp.	689	13,392
Kemira Oyj	2,716	42,774
Kesko Oyj Class A	2,288	75,702
Kesko Oyj Class B (c)	7,066	261,024
Kojamo Oyj	5,257	120,135
Kone Oyj Class B	10,289	839,479
Konecranes Oyj	1,692	71,273
Lassila & Tikanoja Oyj	946	15,886
Marimekko Oyj	209	15,987
Metsa Board Oyj	4,499	46,284
Metso Outotec Oyj	17,905	208,004
Musti Group Oyj	851	31,507
Neles Oyj	2,173	31,336
Neste Oyj	10,918	668,617
Nokia Oyj (a)	136,733	732,196
Nokian Renkaat Oyj	3,207	129,498
Nordea Bank Abp	90,824	1,011,663
Olvi Oyj Class A	419	25,193
Oriola Oyj Class B	2,908	6,352
Orion Oyj Class A	839	36,018
Orion Oyj Class B	2,706	116,328
Outokumpu Oyj (a)	8,436	50,542
Ponsse Oyj	273	13,727
QT Group Oyj (a)	481	56,300
Raisio Oyj Class V	3,244	14,484
Revenio Group Oyj	595	45,089
Rovio Entertainment Oyj (b)	1,261	10,281
Sampo Oyj Class A	12,967	596,035

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sanoma Oyj	2,118	$35,114
Scanfil Oyj	583	5,434
Sitowise Group PLC (a)	749	7,586
Stora Enso Oyj Class A	690	13,706
Stora Enso Oyj Class R	15,554	283,784
Taaleri Oyj	430	5,482
Talenom Oyj	700	11,854
Terveystalo Oyj (b)	2,491	33,677
TietoEVRY Oyj	2,176	68,745
Tokmanni Group Corp.	1,261	34,873
UPM-Kymmene Oyj	13,575	513,545
Uponor Oyj	1,430	41,446
Vaisala Oyj Class A (c)	695	28,559
Valmet Oyj	3,450	150,480
Verkkokauppa.com Oyj	624	6,186
Wartsila OYJ Abp	12,616	187,241
YIT Oyj (c)	4,449	27,251
		7,690,547
FRANCE — 14.8%
Accor SA (a)	4,246	158,563
Adevinta ASA (a)	7,111	136,350
Aeroports de Paris (a)	730	95,098
Air France-KLM (a)	7,638	36,866
Air Liquide SA	12,058	2,111,477
Airbus SE (a)	14,819	1,905,709
Albioma SA	647	26,486
ALD SA (b)	2,116	31,718
Alstom SA (a)	7,799	393,908
Altarea SCA REIT	97	20,384
Alten SA	747	99,040
Amundi SA (b)	1,551	136,754
ARGAN SA	216	26,384
Arkema SA	1,694	212,543
Atos SE	2,802	170,464
AXA SA	52,367	1,328,052
BioMerieux	1,231	143,065
BNP Paribas SA	29,354	1,840,454
Bollore SA	22,750	121,946
Bouygues SA	7,504	277,560
Bureau Veritas SA (a)	7,533	238,343
Capgemini SE	4,295	825,138
Carmila SA REIT	1,156	15,848
Carrefour SA	15,449	303,853
Casino Guichard Perrachon SA (a)	1,208	38,321
CGG SA (a)	18,366	16,348
Christian Dior SE	116	93,406
Cie de Saint-Gobain	13,552	892,601
Cie Generale des Etablissements Michelin SCA	4,307	686,982
Cie Plastic Omnium SA	1,595	49,822
CNP Assurances	3,659	62,268
Coface SA (a)	2,241	27,161
Covivio REIT	1,186	101,435
Covivio Hotels SACA REIT	2,102	42,003
Credit Agricole SA	33,162	464,607
Security Description	Shares	Value
Danone SA	16,539	$1,164,460
Dassault Aviation SA	58	68,232
Dassault Systemes SE	3,621	878,153
Edenred	6,267	357,109
Eiffage SA	2,541	258,547
Electricite de France SA	12,853	175,592
Elior Group SA (a)(b)	2,607	19,477
Elis SA (a)	4,582	86,343
Engie SA	47,305	648,168
EssilorLuxottica SA	7,589	1,400,729
Eurazeo SE	1,175	102,417
Eutelsat Communications SA	3,980	46,510
Faurecia SE (e)	2,834	139,038
Faurecia SE (e)	483	23,628
Financiere de L'Odet SA	7	9,713
Fnac Darty SA (a)	465	29,916
Gaztransport Et Technigaz SA	576	46,518
Gecina SA REIT	1,202	184,168
Getlink SE	11,305	176,297
Hermes International	898	1,308,277
ICADE REIT	789	68,117
Iliad SA	415	60,731
Imerys SA	859	40,136
Interparfums SA	412	26,775
Ipsen SA	949	98,722
IPSOS	1,021	43,044
JCDecaux SA (a)	1,624	45,028
Kaufman & Broad SA	437	20,781
Kering SA	1,864	1,629,152
Klepierre SA REIT	5,425	139,800
Korian SA	1,863	68,799
La Francaise des Jeux SAEM (b)	2,854	167,806
Lagardere SCA (a)	807	19,944
Legrand SA	6,803	720,121
L'Oreal SA	6,242	2,781,819
LVMH Moet Hennessy Louis Vuitton SE	6,749	5,292,809
Maisons du Monde SA (a)(b)	1,171	29,024
McPhy Energy SA (a)	542	13,729
Mercialys SA REIT	1,741	21,080
Metropole Television SA	1,444	30,379
Natixis SA	21,687	102,875
Neoen SA (a)(b)	999	44,877
Nexans SA	730	66,530
Nexity SA	1,066	53,323
Orange SA	52,135	594,466
Orpea SA (a)	1,327	168,778
Pernod Ricard SA	5,219	1,158,621
Publicis Groupe SA	5,885	376,449
Quadient SA	726	21,817
Remy Cointreau SA	544	112,317
Renault SA (a)	5,356	216,497
Rexel SA	6,253	130,808
Robertet SA	12	14,800
Rothschild & Co.	743	28,857
Rubis SCA	2,450	108,926

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Safran SA	9,654	$1,338,580
Sanofi	29,086	3,047,811
Sartorius Stedim Biotech	624	295,187
SCOR SE (a)	4,409	140,232
SEB SA	794	143,501
Societe BIC SA	677	47,047
Societe Generale SA	21,709	640,014
Sodexo SA (a)	2,188	204,207
SOITEC (a)	585	128,968
Solutions 30 SE (a)	1,897	13,115
Somfy SA	201	34,134
Sopra Steria Group SACA	427	82,135
SPIE SA	3,618	83,237
Suez SA	10,397	247,213
Teleperformance	1,493	606,059
Television Francaise 1	3,075	31,088
Thales SA	2,695	274,984
Tikehau Capital SCA	1,155	36,571
TotalEnergies SE	66,949	3,029,311
Trigano SA	211	43,589
Ubisoft Entertainment SA (a)	2,624	183,721
Unibail-Rodamco-Westfield REIT (a)	2,973	257,340
Valeo SA	5,505	165,625
Veolia Environnement SA	13,842	418,096
Verallia SASU (b)	1,062	39,370
Vicat SA	465	22,471
Vinci SA	15,058	1,606,978
Virbac SA	106	36,329
Vivendi SE	19,364	650,564
Wendel SE	687	92,389
Worldline SA (a)(b)	5,949	556,916
		49,268,768
GERMANY — 13.2%
1&1 AG	1,127	34,482
Aareal Bank AG	1,547	35,719
adidas AG	4,755	1,770,069
ADLER Group SA (b)	2,235	58,788
AIXTRON SE	2,923	79,207
Allianz SE	10,498	2,618,148
alstria office REIT-AG	4,258	78,723
Amadeus Fire AG	119	21,761
Aroundtown SA	24,771	193,294
Aurubis AG	862	79,899
Auto1 Group SE (a)(b)	2,672	117,401
BASF SE	23,382	1,842,297
Bayer AG	25,005	1,518,553
Bayerische Motoren Werke AG	8,156	863,825
Bayerische Motoren Werke AG Preference Shares	1,444	129,803
Bechtle AG	691	128,368
Beiersdorf AG	2,487	300,095
Bilfinger SE	580	17,361
Brenntag SE	3,927	365,204
CANCOM SE	915	55,340
Carl Zeiss Meditec AG	950	183,580
Security Description	Shares	Value
CECONOMY AG (a)	4,353	$21,248
Cewe Stiftung & Co. KGaA	136	21,063
Commerzbank AG (a)	25,728	182,516
CompuGroup Medical SE & Co. KgaA	678	53,107
Continental AG (a)	2,747	403,886
Covestro AG (b)	4,939	318,981
CTS Eventim AG & Co. KGaA (a)	1,530	95,620
Daimler AG	21,371	1,908,394
Dermapharm Holding SE	433	34,533
Deutsche Bank AG (a)	52,582	685,054
Deutsche Boerse AG	4,833	843,671
Deutsche EuroShop AG	1,285	30,478
Deutsche Lufthansa AG (a)(c)	7,630	85,870
Deutsche Pfandbriefbank AG (b)	3,490	34,509
Deutsche Post AG	25,074	1,705,615
Deutsche Telekom AG	82,536	1,743,430
Deutsche Wohnen SE	8,515	520,852
Deutz AG (a)	3,131	25,323
DMG Mori AG	225	11,207
Duerr AG	1,273	48,430
DWS Group GmbH & Co. KGaA (b)	801	36,305
E.ON SE	53,734	621,556
Eckert & Ziegler Strahlen- und Medizintechnik AG	367	41,934
EnBW Energie Baden-Wuerttemberg AG	472	43,772
Encavis AG	2,497	47,201
Evonik Industries AG	4,886	163,863
Evotec SE (a)	3,494	158,407
Fielmann AG (a)	624	48,803
Flatex DEGIRO AG (a)	368	49,533
Fraport AG Frankfurt Airport Services Worldwide (a)	959	65,348
Freenet AG	3,301	77,980
Fresenius Medical Care AG & Co. KGaA	5,046	419,123
Fresenius SE & Co. KGaA	10,459	545,685
Fuchs Petrolub SE Preference Shares	1,802	87,659
Fuchs Petrolub SE	836	32,469
GEA Group AG	3,825	154,952
Gerresheimer AG	735	81,280
Grand City Properties SA (a)	2,665	71,994
GRENKE AG	730	32,031
Hamborner REIT AG	1,860	19,806
Hannover Rueck SE	1,550	259,362
Hapag-Lloyd AG (b)	172	39,592
HeidelbergCement AG	3,757	322,306
Hella GmbH & Co. KGaA (a)	1,156	79,183
HelloFresh SE (a)	4,419	429,616
Henkel AG & Co. KGaA Preference Shares	4,528	478,123
Henkel AG & Co. KGaA	2,537	233,620
HOCHTIEF AG	580	44,543

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
HUGO BOSS AG	1,425	$77,533
Hypoport SE (a)	109	56,359
Indus Holding AG	475	18,814
Infineon Technologies AG	33,236	1,333,002
Instone Real Estate Group AG (b)	1,226	36,929
Jenoptik AG	1,322	36,153
Jungheinrich AG Preference Shares	1,233	60,273
Just Eat Takeaway (a)(b)(c)	898	83,017
Just Eat Takeaway.com NV (a)(b)(c)	3,678	339,649
K+S AG (a)	4,939	67,240
KION Group AG	1,846	196,763
Kloeckner & Co. SE (a)	1,922	26,303
Knorr-Bremse AG	1,680	193,254
Krones AG	329	29,399
KWS SAA t SE & Co. KGaA	260	21,398
LANXESS AG	2,131	146,120
LEG Immobilien SE	1,828	263,283
Merck KGaA	3,288	630,507
METRO AG	3,034	37,563
MorphoSys AG (a)	836	64,858
MTU Aero Engines AG	1,360	336,919
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,564	976,122
Nemetschek SE	1,417	108,421
New Work SE	66	20,741
Nordex SE (a)	2,064	50,129
Norma Group SE	836	42,809
PATRIZIA AG	1,157	30,186
Pfeiffer Vacuum Technology AG	119	22,608
Porsche Automobil Holding SE Preference Shares	3,891	416,952
ProSiebenSat.1 Media SE	5,305	105,535
Puma SE	2,390	284,989
Rational AG	119	107,817
Rheinmetall AG	1,124	111,035
RWE AG	17,200	623,347
Salzgitter AG (a)	797	23,686
SAP SE	27,809	3,919,190
Sartorius AG Preference Shares	626	325,902
Sartorius AG	55	27,557
Schaeffler AG Preference Shares	4,299	39,664
Scout24 AG (b)	2,158	182,008
Siemens AG	19,046	3,018,030
Siemens Energy AG (a)	11,987	361,355
Siemens Healthineers AG (b)	7,067	433,118
Siltronic AG	326	54,318
Sixt SE (a)	325	43,783
Sixt SE Preference Shares	428	34,514
SMA Solar Technology AG	475	27,253
Software AG	1,271	57,186
Softwareone Holding AG	2,648	62,594
Stabilus SA	639	51,947
Security Description	Shares	Value
STRATEC SE	162	$22,631
Stroeer SE & Co. KGaA	677	54,233
Suedzucker AG	1,742	27,889
Symrise AG	3,089	430,432
Synlab AG (a)	871	18,365
TAG Immobilien AG	3,779	119,925
Talanx AG (a)	1,375	56,224
TeamViewer AG (a)(b)	4,126	155,207
Telefonica Deutschland Holding AG	23,678	62,477
Thyssenkrupp AG (a)	12,575	131,083
TRATON SE	1,287	40,812
TUI AG (a)	21,597	110,241
Uniper SE	2,279	83,945
United Internet AG	2,593	106,027
Vantage Towers AG (a)	2,423	78,043
Varta AG	471	72,613
VERBIO Vereinigte BioEnergie AG	431	21,835
Volkswagen AG	729	239,300
Volkswagen AG Preference Shares	4,661	1,167,404
Vonovia SE	13,701	885,842
Wacker Chemie AG	465	71,715
Wacker Neuson SE	783	22,508
Washtec AG	359	22,266
Zalando SE (a)(b)	4,553	550,469
Zalando SE (b)	24	2,888
zooplus AG (a)	164	53,134
		44,177,390
HONG KONG — 0.0% (d)
Cadeler A/S (a)	1,435	5,693
IRELAND — 1.2%
AIB Group PLC (a)	20,276	52,250
Bank of Ireland Group PLC (a)	24,170	129,472
C&C Group PLC (a)	10,092	33,878
Cairn Homes PLC (a)	17,567	22,208
COSMO Pharmaceuticals NV (a)(c)	162	14,950
CRH PLC	20,233	1,019,759
Flutter Entertainment PLC (a)	4,288	776,501
Glanbia PLC	5,250	85,234
Greencore Group PLC (a)	14,176	24,597
Hibernia REIT PLC	17,885	26,300
Kerry Group PLC Class A	3,972	554,885
Kingspan Group PLC	3,979	375,797
Ryanair Holdings PLC ADR (a)	2,505	271,066
Smurfit Kappa Group PLC	6,258	339,527
UDG Healthcare PLC	6,634	97,969
		3,824,393
ITALY — 3.4%
A2A SpA	40,533	82,869
ACEA SpA	1,127	26,049
AMCO - Asset Management Co. SpA (a)(c)(f)	88	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Amplifon SpA	3,404	$168,093
Anima Holding SpA (b)	7,217	35,869
Ascopiave SpA	1,702	7,165
Assicurazioni Generali SpA	32,754	656,641
Atlantia SpA (a)	11,729	212,397
Autogrill SpA (a)(c)	4,718	34,578
Avio SpA (c)	432	6,373
Azimut Holding SpA	2,809	68,223
Banca Generali SpA (a)	1,526	65,112
Banca IFIS SpA	693	11,013
Banca Mediolanum SpA	5,668	55,145
Banca Monte dei Paschi di Siena SpA (a)	9,014	12,336
Banca Popolare di Sondrio SCPA	11,726	50,868
Banco BPM SpA (c)	39,205	126,136
BF SpA	1,475	6,472
BFF Bank SpA (b)	4,288	42,969
BPER Banca	26,717	58,155
Brembo SpA (c)	4,025	50,978
Brunello Cucinelli SpA (a)(c)	859	50,242
Buzzi Unicem SpA	2,481	65,817
Carel Industries SpA (b)	1,049	25,191
Cerved Group SpA (a)	5,045	58,632
CIR SpA-Compagnie Industriali (a)	23,180	13,910
Credito Emiliano SpA	1,922	11,510
Danieli & C Officine Meccaniche SpA	948	16,346
Datalogic SpA	585	13,833
Davide Campari-Milano NV	11,568	154,950
De' Longhi SpA	1,656	72,152
DiaSorin SpA	679	128,434
doValue SpA (b)	1,548	17,036
Enav SpA (a)(b)	6,538	29,463
Enel SpA	197,743	1,836,632
Eni SpA	63,911	778,385
ERG SpA	1,445	42,841
Esprinet SpA	780	13,709
Falck Renewables SpA	3,021	19,919
Ferrari NV	3,090	637,611
Fila SpA	677	8,623
Fincantieri SpA (a)(c)	12,623	11,377
FinecoBank Banca Fineco SpA (a)	15,757	274,688
Gruppo MutuiOnline SpA	640	30,511
Guala Closures SpA (a)	594	5,776
GVS SpA (b)	1,595	26,122
Hera SpA	20,166	83,319
Illimity Bank SpA (a)	1,540	21,477
Infrastrutture Wireless Italiane SpA (b)	8,379	94,518
Interpump Group SpA	2,087	123,600
Intesa Sanpaolo SpA	464,267	1,282,563
Iren SpA	15,397	43,932
Italgas SpA	12,669	82,813
Italmobiliare SpA	411	14,841
Security Description	Shares	Value
Juventus Football Club SpA (a)(c)	6,841	$5,857
Leonardo SpA (a)	10,447	84,395
Maire Tecnimont SpA (c)	4,151	15,182
MARR SpA (a)	853	20,333
Mediaset SpA (a)(c)	8,270	29,854
Mediobanca Banca di Credito Finanziario SpA (a)	16,992	198,486
Moncler SpA	5,566	376,637
Nexi SpA (a)(b)	12,759	280,073
Piaggio & C SpA	4,622	18,176
Pirelli & C SpA (b)	9,866	57,284
Poste Italiane SpA (b)	12,088	159,837
Prysmian SpA	6,943	248,905
RAI Way SpA (b)	2,452	14,772
Recordati Industria Chimica e Farmaceutica SpA	2,607	149,017
Reply SpA	578	95,003
Saipem SpA (a)(c)	14,899	36,062
Salvatore Ferragamo SpA (a)	1,271	27,199
Saras SpA (a)(c)	14,754	12,335
Sesa SpA (a)	203	33,944
Snam SpA (c)	52,256	302,106
Societa Cattolica Di Assicurazione SPA (a)	3,647	30,296
SOL SpA	945	19,074
Tamburi Investment Partners SpA	3,190	31,286
Technogym SpA (b)	2,872	36,648
Telecom Italia SpA (e)	260,306	129,313
Telecom Italia SpA (e)	155,986	82,651
Terna SPA	35,818	266,923
Tinexta SpA	515	20,044
Tod's SpA (a)(c)	210	14,270
UniCredit SpA	57,075	673,468
Unieuro SpA (b)	445	12,877
Unipol Gruppo SpA	9,700	52,823
UnipolSai Assicurazioni SpA	10,200	29,611
Webuild SpA	7,974	21,163
Zignago Vetro SpA	624	12,432
		11,466,550
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	4,311	145,670
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	278	15,880
LUXEMBOURG — 0.4%
APERAM SA	1,189	60,928
ArcelorMittal SA	18,052	553,393
Brederode SA	318	39,673
Eurofins Scientific SE (a)	3,236	369,942
Global Fashion Group SA (a)	2,077	31,454
Reinet Investments SCA	2,689	52,617
RTL Group SA	1,000	59,591

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SES SA	9,919	$75,777
		1,243,375
MALTA — 0.0% (d)
Catena Media PLC	1,073	8,572
Kindred Group PLC SDR	5,947	93,285
		101,857
MEXICO — 0.0% (d)
Fresnillo PLC	4,774	50,887
NETHERLANDS — 7.0%
Aalberts NV	2,487	133,664
ABN AMRO Bank NV (a)(b)	12,198	147,434
Adyen NV (a)(b)	710	1,734,919
Aegon NV	47,007	195,054
Akzo Nobel NV	4,846	598,824
Alfen Beheer B.V. (a)(b)	540	50,430
Arcadis NV	1,919	78,559
Argenx SE (a)	1,315	397,818
ASM International NV	1,200	394,193
ASML Holding NV	10,680	7,338,343
ASR Nederland NV	3,655	141,260
Basic-Fit NV (a)(b)(c)	1,050	44,902
BE Semiconductor Industries NV	1,852	157,122
Boskalis Westminster	1,909	61,261
Corbion NV	1,261	72,079
Euronext NV (b)	1,920	208,794
EXOR NV	2,927	234,510
Flow Traders (b)	915	39,367
GrandVision NV (a)(b)	1,536	51,368
Heineken Holding NV	2,593	261,225
Heineken NV (c)	6,060	734,466
IMCD NV	1,477	234,886
ING Groep NV	99,320	1,312,110
Intertrust NV (a)(b)	2,338	42,089
JDE Peet's NV (a)	2,799	101,572
Koninklijke Ahold Delhaize NV	26,604	790,951
Koninklijke DSM NV	4,448	830,267
Koninklijke KPN NV	85,999	268,632
Koninklijke Philips NV	23,188	1,149,169
Koninklijke Vopak NV	1,708	77,577
NN Group NV	8,070	380,703
OCI NV (a)	1,748	42,537
PostNL NV	11,896	64,499
Randstad NV	3,174	242,781
Royal Dutch Shell PLC Class B	89,534	1,730,378
Royal Dutch Shell PLC Class A	104,399	2,105,212
SBM Offshore NV	3,767	57,248
Shop Apotheke Europe NV (a)(b)	327	61,426
Signify NV (b)	3,255	205,898
TKH Group NV	1,050	52,971
Wolters Kluwer NV	6,804	683,595
		23,510,093
NORWAY — 1.4%
2020 Bulkers, Ltd.	247	3,287
ABG Sundal Collier Holding ASA	11,175	12,778
Security Description	Shares	Value
AF Gruppen ASA	1,428	$31,497
Akastor ASA (a)	3,619	2,692
Aker ASA Class A	636	46,932
Aker BioMarine ASA (a)	422	3,624
Aker BP ASA	2,803	89,381
Aker Solutions ASA (a)	5,994	11,159
AKVA Group ASA	264	2,700
American Shipping Co. ASA	1,272	4,560
ArcticZymes Technologies ASA (a)	1,335	14,296
Arcus ASA (b)	847	4,213
Arendals Fossekompani A/S	327	11,362
Atea ASA	2,126	41,358
Austevoll Seafood ASA	2,335	28,980
Avance Gas Holding, Ltd. (b)	1,214	5,457
Axactor SE (a)	4,196	5,047
B2Holding ASA (a)	7,479	8,561
Bergenbio ASA (a)(c)	1,488	4,160
BEWi ASA	1,122	3,560
Bonheur ASA	543	15,365
Borregaard ASA	2,450	53,526
Bouvet ASA	2,330	16,598
BW Energy, Ltd. (a)	1,168	3,556
BW Offshore, Ltd.	2,396	8,570
Carasent ASA (a)	1,269	4,881
Crayon Group Holding ASA (a)(b)	843	12,334
DNB ASA	22,714	495,183
DNO ASA (a)	16,703	19,488
Elkem ASA (b)	6,302	22,937
Entra ASA (b)	4,182	95,642
Equinor ASA	27,344	578,898
Europris ASA (b)	4,309	27,040
Fjordkraft Holding ASA (b)	2,906	17,273
Frontline, Ltd.	3,135	28,314
Froy ASA (a)	534	3,565
Gjensidige Forsikring ASA	4,883	107,701
Grieg Seafood ASA (a)(c)	1,279	13,184
Hexagon Composites ASA (a)	2,856	12,380
Hofseth BioCare ASA (a)	4,666	4,338
IDEX Biometrics ASA (a)	23,772	5,917
Kahoot! ASA (a)	7,142	48,968
Kid ASA (b)	649	8,025
Kitron ASA	4,310	9,947
Komplett Bank ASA	3,512	3,579
Kongsberg Gruppen ASA	2,333	60,079
Leroy Seafood Group ASA	7,281	63,865
LINK Mobility Group Holding ASA (a)	3,597	13,142
Medistim ASA	278	8,238
Mowi ASA	11,472	291,959
MPC Container Ships A/S (a)	5,794	18,853
Multiconsult ASA (b)	542	11,243
NEL ASA (a)	39,103	91,246
Nordic Nanovector ASA (a)(c)	1,335	4,040
Nordic Semiconductor ASA (a)	4,551	115,399

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Norsk Hydro ASA	35,205	$224,767
Norske Skog ASA (b)	1,216	4,932
Norway Royal Salmon ASA	627	12,562
Norwegian Energy Co. ASA (a)	588	9,361
Norwegian Finans Holding ASA	4,040	45,516
Norwegian Property ASA	4,725	8,181
NRC Group ASA (a)	1,009	1,953
NTS ASA	680	6,891
Ocean Yield ASA (c)	1,586	5,485
Odfjell Drilling, Ltd. (a)	2,450	6,816
Olav Thon Eiendomsselskap ASA (a)	783	16,196
Orkla ASA	19,306	196,757
Otello Corp. ASA (a)	3,134	11,654
Panoro Energy ASA (a)	1,961	5,401
Pareto Bank ASA	1,066	6,442
PCI Biotech Holding ASA (a)	801	2,523
Pexip Holding ASA (a)	2,329	20,813
PGS ASA (a)	9,921	5,223
PhotoCure ASA (a)	630	9,971
Protector Forsikring ASA	1,800	17,299
Salmar ASA	1,391	92,332
Sandnes Sparebank (a)	518	5,719
SATS ASA (a)	1,747	4,162
Sbanken ASA (b)	1,060	13,205
Scatec ASA (b)(c)	3,034	80,388
Schibsted ASA Class A	1,919	92,681
Schibsted ASA Class B	2,610	108,765
Self Storage Group ASA (a)	1,645	5,180
Selvaag Bolig ASA	1,125	7,779
SpareBank 1 B.V.	1,001	5,816
SpareBank 1 Helgeland	299	4,170
SpareBank 1 Nord Norge	2,601	25,783
SpareBank 1 Oestlandet	1,127	15,585
SpareBank 1 Ringerike Hadeland	114	3,762
SpareBank 1 SMN	3,349	46,391
SpareBank 1 SR-Bank ASA	4,733	62,537
Sparebanken More	213	9,109
Sparebanken Vest	2,384	24,795
Stolt-Nielsen, Ltd.	624	9,122
Storebrand ASA	12,098	109,660
Telenor ASA	16,603	279,958
TGS ASA	3,076	39,231
Tomra Systems ASA	2,963	163,555
Ultimovacs ASA (a)	425	3,600
Veidekke ASA	2,820	37,752
VOW ASA (a)	1,598	7,484
Wallenius Wilhelmsen ASA (a)	2,662	9,274
Wilh Wilhelmsen Holding ASA Class A	361	7,635
Wilh Wilhelmsen Holding ASA Class B	253	5,336
XXL ASA (a)(b)	4,305	9,130
		4,539,516
Security Description	Shares	Value
POLAND — 0.7%
11 bit studios SA (a)	52	$6,518
AB SA	331	4,782
Ac SA	217	2,132
Agora SA (a)	914	2,377
Alior Bank SA (a)	2,292	20,066
Allegro.eu SA (a)(b)	9,781	168,592
Alumetal SA	268	4,435
Ambra SA	257	1,485
Amica SA	119	5,164
Apator SA	677	4,161
Asseco Business Solutions SA	468	4,290
Asseco Poland SA	1,441	29,202
Asseco South Eastern Europe SA	677	7,184
Atal SA (a)	166	2,267
Atrium European Real Estate, Ltd.	2,111	7,510
Auto Partner SA	1,700	5,001
Bank Handlowy w Warszawie SA (a)	847	10,168
Bank Millennium SA (a)	15,661	19,170
Bank Ochrony Srodowiska SA (a)	889	1,798
Bank Polska Kasa Opieki SA (a)	4,566	111,541
Benefit Systems SA (a)	42	9,929
Bioton SA (a)	967	1,293
BNP PARIBAS BANK POLSKA SA (a)	428	7,195
Boryszew SA (a)	1,970	1,687
Budimex SA	278	20,447
CCC SA (a)	1,015	29,954
CD Projekt SA	1,747	84,904
Celon Pharma SA	383	4,235
Ciech SA	677	8,625
ComArch SA	119	7,877
Comp SA (a)	110	1,820
Cyfrowy Polsat SA	7,057	55,500
Datawalk SA (a)	66	3,207
Develia SA (a)	11,574	10,185
Dino Polska SA (a)(b)	1,233	90,653
Dom Development SA	210	7,568
Echo Investment SA (a)	4,676	5,650
Enea SA (a)	5,530	12,354
Energa SA (a)	1,809	3,754
Enter Air SA (a)	216	2,099
Eurocash SA	2,028	7,570
Fabryki Mebli Forte SA	367	5,225
Famur SA (a)	7,845	4,709
Ferro SA	465	4,287
Firma Oponiarska Debica SA	48	1,029
Globe Trade Centre SA (a)	4,832	8,504
Grupa Azoty SA (a)	1,221	10,584
Grupa Kety SA	253	43,130
Grupa Lotos SA (a)	2,238	31,568
ING Bank Slaski SA (a)	845	41,063

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
InPost SA (a)	6,838	$137,256
Inter Cars SA	225	22,340
Jastrzebska Spolka Weglowa SA (a)	1,368	12,656
KGHM Polska Miedz SA	3,515	173,257
KRUK SA	468	30,880
LiveChat Software SA	359	12,995
LPP SA (a)	30	101,418
Lubelski Wegiel Bogdanka SA (a)	278	2,081
Mabion SA (a)	214	3,924
Mangata Holding SA	57	1,219
mBank SA (a)	331	28,257
MCI Capital SA (a)	384	1,917
Medicalgorithmics SA (a)	66	538
Mennica Polska SA	592	3,172
Mercator Medical SA (a)	57	3,920
MLP Group SA (a)	157	3,176
Mo-BRUK SA	42	3,530
Netia SA (a)	2,450	4,325
Neuca SA	49	10,155
NEWAG SA	571	3,735
Orange Polska SA (a)	16,755	29,553
PCC Rokita SA	66	1,422
PCF Group SA	200	3,226
PGE Polska Grupa Energetyczna SA (a)	20,542	50,775
PKP Cargo SA (a)	783	4,319
PlayWay SA	13	1,625
Polenergia SA (a)	378	6,931
Polimex-Mostostal SA (a)	1,740	2,007
Polski Bank Komorek Macierzystych SA (a)	107	2,524
Polski Koncern Naftowy ORLEN SA	8,014	161,627
Polskie Gornictwo Naftowe i Gazownictwo SA	42,049	73,693
Powszechna Kasa Oszczednosci Bank Polski SA (a)	22,820	226,761
Powszechny Zaklad Ubezpieczen SA (a)	14,698	141,691
Poznanska Korporacja Budowlana Pekabex SA	257	1,728
Rainbow Tours SA (a)	172	1,243
Ryvu Therapeutics SA (a)	225	3,723
Sanok Rubber Co. SA (a)	625	4,088
Santander Bank Polska SA (a)	857	57,268
Selvita SA (a)	221	4,702
Sniezka SA	119	2,688
Stalexport Autostrady SA	2,488	2,300
Stalprodukt SA (a)	54	5,433
Tauron Polska Energia SA (a)	27,010	23,697
TEN Square Games SA	66	8,547
Vigo System SA (a)	8	1,505
VRG SA (a)	4,663	4,495
Warsaw Stock Exchange	702	8,785
Wawel SA	13	2,028
Security Description	Shares	Value
Wielton SA (a)	624	$1,646
Wirtualna Polska Holding SA	465	14,193
X-Trade Brokers Dom Maklerski SA (b)	851	3,890
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	161	1,468
Zespol Elektrowni Patnow Adamow Konin SA (a)	638	1,636
		2,366,416
PORTUGAL — 0.3%
Altri SGPS SA	2,176	13,522
Banco Comercial Portugues SA Class R (a)	208,297	33,348
Corticeira Amorim SGPS SA	968	12,168
CTT-Correios de Portugal SA	3,385	19,349
EDP - Energias de Portugal SA	74,368	394,223
Galp Energia SGPS SA	12,691	137,740
Jeronimo Martins SGPS SA	6,317	115,217
Mota-Engil SGPS SA (a)(c)	1,799	2,982
Navigator Co. SA	5,682	19,420
NOS SGPS SA	6,369	22,327
REN - Redes Energeticas Nacionais SGPS SA	9,084	25,208
Semapa-Sociedade de Investimento e Gestao	300	4,084
Sonae SGPS SA	24,472	23,217
		822,805
RUSSIA — 0.2%
Coca-Cola HBC AG (a)	5,102	184,239
Evraz PLC	15,067	123,221
Petropavlovsk PLC (a)(c)	63,535	20,766
Polymetal International PLC	9,145	196,386
		524,612
SAUDI ARABIA — 0.2%
Delivery Hero SE (a)(b)	4,788	632,539
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	1,952	12,612
Hafnia, Ltd.	3,303	6,779
		19,391
SOUTH AFRICA — 0.4%
Anglo American PLC	32,315	1,282,329
Investec PLC	15,243	60,709
		1,343,038
SPAIN — 3.8%
Acciona SA (c)	638	96,316
Acerinox SA	4,726	57,083
ACS Actividades de Construccion y Servicios SA	6,423	172,069
Aedas Homes SA (a)(b)	530	14,645
Aena SME SA (a)(b)	1,866	306,043
Almirall SA	1,943	33,895
Amadeus IT Group SA (a)	11,463	806,395

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
AmRest Holdings SE (a)	1,869	$12,696
Applus Services SA (a)	3,708	36,234
Banco Bilbao Vizcaya Argentaria SA	169,683	1,052,016
Banco de Sabadell SA (a)	147,801	100,644
Banco Santander SA (a)	441,399	1,685,264
Bankinter SA	16,712	84,012
Befesa SA (b)	862	66,242
CaixaBank SA	110,244	339,135
Cellnex Telecom SA (b)	14,596	929,861
Cia de Distribucion Integral Logista Holdings SA	1,710	35,164
CIE Automotive SA	1,425	42,180
Construcciones y Auxiliar de Ferrocarriles SA	518	21,838
Corp. Financiera Alba SA	425	23,184
Ebro Foods SA (c)	1,338	28,117
EDP Renovaveis SA	6,091	141,144
Elecnor SA	1,064	13,754
Enagas SA	6,156	142,248
Ence Energia y Celulosa SA (a)	3,703	15,045
Endesa SA (c)	8,183	198,548
Euskaltel SA (b)	2,228	29,011
Faes Farma SA	7,808	31,168
Ferrovial SA	13,336	391,425
Fluidra SA	2,224	88,222
Fomento de Construcciones y Contratas SA	1,339	15,562
Gestamp Automocion SA (a)(b)	4,506	23,865
Global Dominion Access SA (b)	3,138	16,262
Grifols SA	7,452	201,845
Grifols SA Class B, Preference Shares	6,779	118,980
Grupo Catalana Occidente SA	1,176	45,395
Iberdrola SA	149,177	1,818,625
Indra Sistemas SA (a)	3,190	29,110
Industria de Diseno Textil SA	28,283	996,498
Inmobiliaria Colonial Socimi SA REIT	7,003	70,716
Lar Espana Real Estate Socimi SA REIT	1,976	11,494
Liberbank SA	43,193	15,859
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	17,284	36,218
Mapfre SA	25,724	54,377
Mediaset Espana Comunicacion SA (a)	4,093	25,677
Melia Hotels International SA (a)	2,483	18,374
Merlin Properties Socimi SA REIT	8,545	88,526
Naturgy Energy Group SA	8,302	213,447
Neinor Homes SA (b)	1,490	20,073
Parques Reunidos Servicios Centrales SAU (a)	1,617	26,373
Pharma Mar SA (c)	330	29,688
Prosegur Cia de Seguridad SA	4,570	14,958
Security Description	Shares	Value
Red Electrica Corp. SA (c)	11,195	$207,838
Repsol SA (c)	35,795	448,010
Sacyr SA	9,966	25,316
Sacyr SA (a)	211	537
Siemens Gamesa Renewable Energy SA (a)	5,795	193,524
Solaria Energia y Medio Ambiente SA (a)	1,922	34,737
Tecnicas Reunidas SA (a)(c)	907	11,477
Telefonica SA	137,960	644,773
Unicaja Banco SA (b)	20,962	21,503
Vidrala SA	578	69,093
Viscofan SA	1,011	70,498
Zardoya Otis SA	4,668	32,163
		12,644,989
SWEDEN — 6.6%
AAK AB	4,517	101,303
AcadeMedia AB (b)	2,135	20,171
Adapteo Oyj	861	16,511
AddLife AB Class B	2,864	88,075
AddNode Group AB	797	29,356
AddTech AB Class B	6,727	111,695
AFRY AB	2,404	79,157
Alfa Laval AB	7,552	266,947
Alimak Group AB (b)	913	14,903
Ambea AB (b)	2,024	15,076
Arjo AB Class B	5,297	54,629
Assa Abloy AB Class B	25,215	760,093
Atlas Copco AB Class A	16,400	1,004,847
Atlas Copco AB Class B	9,924	522,184
Atrium Ljungberg AB Class B	1,025	23,359
Attendo AB (a)(b)	2,981	13,650
Avanza Bank Holding AB	2,866	89,444
Axfood AB	2,712	75,061
Beijer Alma AB	1,155	23,013
Beijer Ref AB	6,321	112,715
Bergman & Beving AB	632	9,799
Betsson AB Class B (e)	60	26
Betsson AB Class B (e)	3,171	25,881
BHG Group AB (a)	2,433	47,083
Bilia AB Class A	2,341	49,628
BillerudKorsnas AB	4,569	90,743
BioArctic AB (a)(b)	915	14,743
BioGaia AB Class B	428	23,822
Biotage AB	1,692	40,083
Boliden AB	7,000	269,289
Bonava AB Class B	2,216	24,396
BoneSupport Holding AB (a)(b)	1,265	11,123
Boozt AB (a)(b)	1,529	33,612
Bravida Holding AB (b)	5,250	75,998
Bufab AB	699	19,371
Bure Equity AB	1,391	60,148
Calliditas Therapeutics AB Class B (a)(c)	915	13,374
Camurus AB (a)(c)	677	16,941
Cantargia AB (a)	1,955	5,944

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Castellum AB	5,827	$148,398
Catena AB	700	37,504
Cellavision AB	353	15,214
CELLINK AB Class B (a)	898	44,542
Cint Group AB (a)	2,235	25,141
Clas Ohlson AB Class B (a)	1,073	11,072
Cloetta AB Class B	5,304	15,840
Collector AB (a)(c)	2,712	11,568
Coor Service Management Holding AB (b)	2,486	19,709
Corem Property Group AB Preference Shares	310	11,491
Corem Property Group AB Class B	17,258	39,109
Dios Fastigheter AB	2,231	23,126
Dometic Group AB (b)	7,644	130,273
Duni AB (a)	851	11,025
Dustin Group AB (b)(c)	1,701	22,475
Electrolux AB Class B	5,947	165,014
Electrolux Professional AB Class B (a)	5,882	41,714
Elekta AB Class B	9,545	138,396
Eltel AB (a)(b)	2,556	6,650
Eolus Vind AB Class B (c)	626	14,713
Epiroc AB Class A	15,982	364,410
Epiroc AB Class B	10,084	198,033
EQT AB	16,075	583,818
Essity AB Class A	538	17,929
Essity AB Class B	15,381	510,413
Evolution AB (b)	4,438	701,806
Fabege AB	7,265	116,636
Fagerhult AB	2,293	18,393
Fastighets AB Balder Class B (a)	2,707	169,976
FastPartner AB Class A	1,323	15,377
Fingerprint Cards AB Class B (a)	7,960	30,399
G5 Entertainment AB	222	13,641
GARO AB	790	10,900
Getinge AB Class B	5,628	212,428
Granges AB	2,695	37,468
H & M Hennes & Mauritz AB Class B (a)	19,008	451,188
Haldex AB (a)	952	6,301
Hansa Biopharma AB (a)	892	15,645
Heba Fastighets AB Class B	1,543	23,816
Hemnet Group AB (a)	921	20,731
Hexagon AB Class B	50,409	747,398
Hexpol AB	6,732	83,204
HMS Networks AB	735	31,111
Hoist Finance AB (a)(b)(c)	2,186	8,895
Holmen AB Class B	2,386	107,775
Hufvudstaden AB Class A	3,037	51,669
Husqvarna AB Class A	648	8,729
Husqvarna AB Class B	10,722	142,548
IAR Systems Group AB (a)	331	5,426
ICA Gruppen AB	2,394	111,496
Immunovia AB (a)	421	4,910
Security Description	Shares	Value
Industrivarden AB Class A	4,364	$169,822
Industrivarden AB Class C	4,036	147,808
Indutrade AB	6,894	176,539
Instalco AB	1,163	48,276
Intrum AB	1,739	56,956
Investment AB Latour Class B	3,817	125,327
Investment AB Oresund	905	15,725
Investor AB Class A	16,088	367,485
Investor AB Class B	46,366	1,069,403
INVISIO Communications AB	948	20,906
Inwido AB	1,497	25,906
JM AB	1,434	49,616
Karnov Group AB	1,961	12,061
Karo Pharma AB (a)	1,444	9,253
Kinnevik AB Class A	253	11,466
Kinnevik AB Class B (a)	6,261	250,816
Klovern AB Class B	492	985
KNOW IT AB	490	16,071
Kungsleden AB	4,316	52,284
L E Lundbergforetagen AB Class B	1,909	123,261
Lagercrantz Group AB Class B	5,150	56,064
LeoVegas AB (b)	2,279	10,126
Lifco AB Class B	5,887	137,673
Lime Technologies AB	222	8,452
Lindab International AB	2,027	47,332
Loomis AB	1,954	61,164
Lundin Energy AB (c)	4,933	174,659
Medicover AB Class B	1,764	48,369
Mekonomen AB (a)	1,069	17,675
Midsona AB Class B	1,229	10,174
MIPS AB	697	59,984
Modern Times Group MTG AB Class B (a)	2,485	33,677
Momentum Group AB Class B	421	8,595
Munters Group AB (b)	3,403	30,440
Mycronic AB	1,815	54,797
NCC AB Class B	2,240	38,267
New Wave Group AB Class B (a)	1,155	14,667
Nibe Industrier AB Class B	35,825	377,094
Nobia AB	2,874	24,532
Nobina AB (b)	2,287	20,778
Nolato AB Class B	4,988	49,109
Nordic Entertainment Group AB Class B (a)	1,860	81,993
Nordic Waterproofing Holding AB	628	13,570
Nordnet AB publ	3,808	64,319
Nyfosa AB	4,296	58,120
OEM International AB Class B	341	5,112
Oncopeptides AB (a)(b)	1,550	16,919
Pandox AB (a)	2,589	43,109
Peab AB Class B	5,365	66,309
Platzer Fastigheter Holding AB Class B	1,604	24,345
Pricer AB Class B	2,699	9,998
Ratos AB Class B	5,464	33,159

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
RaySearch Laboratories AB (a)	677	$6,919
Resurs Holding AB (b)	3,670	18,144
Saab AB Class B	2,133	56,641
Sagax AB Class B (c)	4,250	126,325
Sagax AB Class D	2,650	10,303
Samhallsbyggnadsbolaget i Norden AB (c)	27,651	115,943
Samhallsbyggnadsbolaget i Norden AB Class D	3,869	13,183
Sandvik AB	27,852	711,920
SAS AB (a)(c)	102,354	25,133
Scandi Standard AB	1,551	10,392
Scandic Hotels Group AB (a)(b)(c)	3,395	13,271
Sectra AB Class B	742	57,480
Securitas AB Class B	8,288	130,927
Sinch AB (a)(b)	12,291	206,954
Skandinaviska Enskilda Banken AB Class A	40,771	527,029
Skanska AB Class B	10,238	271,748
SKF AB Class A	363	9,253
SKF AB Class B	9,757	248,598
SkiStar AB (a)	1,072	17,875
SSAB AB Class A (a)	5,130	25,122
SSAB AB Class B (a)	13,852	60,626
Svenska Cellulosa AB SCA Class A	540	8,903
Svenska Cellulosa AB SCA Class B	14,433	236,692
Svenska Handelsbanken AB Class A	38,935	439,604
Svenska Handelsbanken AB Class B	910	10,896
Sweco AB Class B	5,318	96,819
Swedbank AB Class A	23,521	437,958
Swedish Match AB	40,162	342,723
Swedish Orphan Biovitrum AB (a)	4,925	89,866
Systemair AB (a)	541	19,610
Tele2 AB Class B (c)	12,904	175,933
Telefonaktiebolaget LM Ericsson Class A	1,548	19,476
Telefonaktiebolaget LM Ericsson Class B	78,183	983,304
Telia Co. AB	62,849	279,112
Thule Group AB (b)	2,663	118,139
Tobii AB (a)	2,534	19,630
Trelleborg AB Class B	6,264	145,537
Troax Group AB	1,001	32,715
VBG Group AB Class B	465	9,597
Vitec Software Group AB Class B	701	29,017
Vitrolife AB	1,584	65,863
VNV Global AB (a)	1,686	18,798
Volvo AB Class A (c)	4,814	119,447
Volvo AB Class B (c)	40,425	973,265
Wallenstam AB Class B	5,316	84,164
Security Description	Shares	Value
Wihlborgs Fastigheter AB	3,563	$77,366
Xvivo Perfusion AB (a)	538	22,018
		21,980,421
SWITZERLAND — 13.9%
ABB, Ltd.	44,764	1,520,141
Adecco Group AG	4,143	281,743
Alcon, Inc.	12,716	891,159
Allreal Holding AG	370	72,931
ALSO Holding AG	161	46,418
Aryzta AG (a)	24,798	33,856
Bachem Holding AG Class B	148	87,742
Baloise Holding AG	1,267	197,791
Banque Cantonale Vaudoise	696	62,571
Barry Callebaut AG	92	213,988
Belimo Holding AG	252	115,320
Bell Food Group AG	54	16,562
Berner Kantonalbank AG	113	25,244
BKW AG	518	53,966
Bossard Holding AG Class A	155	47,371
Bucher Industries AG	168	87,930
Burckhardt Compression Holding AG	66	26,740
Bystronic AG	39	52,740
Cembra Money Bank AG	783	87,842
Chocoladefabriken Lindt & Spruengli AG (e)	30	298,750
Chocoladefabriken Lindt & Spruengli AG (e)	2	209,661
Cie Financiere Richemont SA	13,285	1,608,975
Clariant AG	5,720	113,862
Comet Holding AG	168	46,255
Credit Suisse Group AG	61,499	644,830
Daetwyler Holding AG	172	58,149
DKSH Holding AG	915	70,084
dormakaba Holding AG	66	45,019
Dufry AG (a)	1,955	115,902
Emmi AG	54	55,440
EMS-Chemie Holding AG	170	167,177
Fenix Outdoor International AG	119	16,698
Flughafen Zurich AG (a)	486	80,444
Forbo Holding AG	30	56,862
Galenica AG (b)	1,286	90,848
Geberit AG	944	708,753
Georg Fischer AG	106	157,449
Givaudan SA	204	949,653
Gurit Holding AG	6	13,112
Helvetia Holding AG	903	97,202
Holcim, Ltd.	14,399	864,548
Huber + Suhner AG	361	30,502
Idorsia, Ltd. (a)	2,719	74,832
Inficon Holding AG	45	52,091
Interroll Holding AG	16	63,526
IWG PLC (a)	19,623	81,487
Julius Baer Group, Ltd.	5,688	371,549
Jungfraubahn Holding AG (a)	115	18,164
Kardex Holding AG	155	35,885

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Komax Holding AG (a)	96	$24,261
Kongsberg Automotive ASA (a)	12,475	3,998
Kuehne + Nagel International AG	1,441	493,558
Landis+Gyr Group AG	575	40,185
LEM Holding SA	9	18,889
Logitech International SA	4,403	533,971
Lonza Group AG	1,897	1,345,867
Luzerner Kantonalbank AG	66	30,596
Mediclinic International PLC (a)	9,068	37,230
Mobimo Holding AG	167	54,923
Nestle SA	73,356	9,143,807
Novartis AG	62,816	5,730,129
OC Oerlikon Corp. AG	5,150	57,163
Partners Group Holding AG	578	876,364
PSP Swiss Property AG	1,163	147,836
Roche Holding AG Bearer Shares	676	274,832
Roche Holding AG	17,888	6,745,132
Schindler Holding AG (e)	1,032	315,958
Schindler Holding AG (e)	490	143,340
Schweiter Technologies AG	22	32,273
SFS Group AG	433	62,349
SGS SA	156	481,662
Siegfried Holding AG (a)	110	103,235
SIG Combibloc Group AG	8,124	220,952
Sika AG (c)	3,415	1,117,583
Sonova Holding AG	1,374	517,285
St Galler Kantonalbank AG	66	29,346
Stadler Rail AG	1,480	65,134
STMicroelectronics NV	16,807	610,001
Straumann Holding AG	288	459,566
Sulzer AG	437	60,419
Swatch Group AG (e)	746	256,159
Swatch Group AG (e)	1,370	90,484
Swiss Life Holding AG	812	394,953
Swiss Prime Site AG	1,966	195,249
Swisscom AG	645	368,571
Swissquote Group Holding SA	268	40,533
Tecan Group AG	246	121,995
Temenos AG	1,710	274,902
UBS Group AG	88,593	1,357,145
Valiant Holding AG	414	41,071
Valora Holding AG (a)	103	21,684
VAT Group AG (b)	695	231,278
Vifor Pharma AG	1,199	155,331
Vontobel Holding AG	731	57,019
VZ Holding AG	413	35,029
Wizz Air Holdings PLC (a)(b)	1,108	71,466
Zuger Kantonalbank AG	2	14,929
Zur Rose Group AG (a)	255	97,796
Zurich Insurance Group AG	3,829	1,537,648
		46,260,850
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)	23,797	53,585
Security Description	Shares	Value
UKRAINE — 0.0% (d)
Ferrexpo PLC	7,580	$44,797
Kernel Holding SA	1,275	18,319
		63,116
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	5,688	4,700
Network International Holdings PLC (a)(b)	12,148	61,371
RAK Petroleum PLC (a)	3,928	4,428
		70,499
UNITED KINGDOM — 20.1%
3i Group PLC	24,740	400,897
4imprint Group PLC (a)	732	27,050
888 Holdings PLC	7,157	37,946
A.G. Barr PLC (a)	2,495	17,854
Admiral Group PLC	6,064	263,376
Aggreko PLC	6,630	78,951
Airtel Africa PLC (b)	20,016	21,305
AJ Bell PLC	7,969	47,756
Allfunds Group PLC (a)	8,793	153,057
AO World PLC (a)	8,902	31,113
Argo Blockchain PLC (a)	9,398	15,709
Ascential PLC (a)	10,411	59,830
Ashmore Group PLC	12,898	68,599
Ashtead Group PLC	11,482	850,828
Associated British Foods PLC	9,147	280,017
Assura PLC REIT	69,399	70,993
Aston Martin Lagonda Global Holdings PLC (a)(b)	1,708	44,300
AstraZeneca PLC	33,424	4,009,253
Auto Trader Group PLC (a)(b)	24,771	216,749
AVEVA Group PLC	3,164	162,073
Aviva PLC	99,938	560,383
Avon Rubber PLC	732	26,454
B&M European Value Retail SA (c)	23,017	182,259
Babcock International Group PLC (a)	6,530	26,161
BAE Systems PLC	82,103	592,059
Balfour Beatty PLC	17,838	75,553
Barclays PLC	406,531	961,014
Barratt Developments PLC	26,328	252,850
Beazley PLC (a)	15,356	70,514
Bellway PLC	3,189	142,736
Berkeley Group Holdings PLC	3,088	196,019
Biffa PLC (a)(b)	8,175	36,703
Big Yellow Group PLC REIT	4,310	77,819
Bodycote PLC	4,945	57,827
BP PLC	515,188	2,241,876
Brewin Dolphin Holdings PLC	7,848	37,675
British American Tobacco PLC	54,567	2,110,685
British Land Co. PLC REIT	21,877	149,569
Britvic PLC	6,857	88,758
BT Group PLC (a)	223,120	597,965

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bunzl PLC	8,706	$287,323
Burberry Group PLC (a)	10,351	295,425
Bytes Technology Group PLC (a)	5,157	32,985
Cairn Energy PLC	13,376	26,923
Capita PLC (a)	43,243	22,288
Capital & Counties Properties PLC REIT (a)	17,020	37,925
Centrica PLC (a)	150,853	107,241
Chemring Group PLC	7,281	28,918
Clarkson PLC	736	32,434
Close Brothers Group PLC	3,931	82,272
CNH Industrial NV	25,363	418,836
Coats Group PLC	37,360	35,147
Compass Group PLC (a)	45,433	955,259
Computacenter PLC	2,058	73,123
Concentric AB	1,014	20,844
ConvaTec Group PLC (b)	41,020	136,341
Countryside Properties PLC (a)(b)	12,103	79,017
Cranswick PLC	1,338	73,381
Crest Nicholson Holdings PLC (a)	6,636	38,448
Croda International PLC	3,621	368,564
Daily Mail & General Trust PLC Class A	3,936	52,416
DCC PLC	2,612	213,542
Dechra Pharmaceuticals PLC	2,804	169,276
Deliveroo PLC (a)(b)	28,086	111,897
Derwent London PLC REIT	2,588	118,696
Diageo PLC	59,541	2,846,774
Dialog Semiconductor PLC (a)	1,846	143,522
Diploma PLC	3,224	129,338
Direct Line Insurance Group PLC	35,345	139,158
Dixons Carphone PLC (a)	30,343	54,576
Domino's Pizza Group PLC	10,522	56,485
Dr. Martens PLC (a)	14,440	88,769
Drax Group PLC	10,609	62,170
DS Smith PLC	35,488	204,875
Dunelm Group PLC	2,975	58,318
easyJet PLC (a)	6,036	74,612
Electrocomponents PLC	12,143	172,614
Elementis PLC (a)	15,014	31,257
Empiric Student Property PLC REIT (a)	15,598	18,553
Entain PLC (a)	15,066	363,290
Equiniti Group PLC (a)(b)	9,440	23,421
Essentra PLC	8,287	35,375
Euromoney Institutional Investor PLC	2,820	39,658
Experian PLC	24,673	949,595
FDM Group Holdings PLC	2,395	33,747
Firstgroup PLC (a)	31,450	35,583
Forterra PLC (b)	5,195	19,377
Frasers Group PLC (a)	4,688	39,019
Future PLC	2,977	128,806
Games Workshop Group PLC	844	132,918
Security Description	Shares	Value
Gamesys Group PLC	2,240	$57,062
Genuit Group PLC	6,519	55,115
Genus PLC	1,689	115,730
GlaxoSmithKline PLC	128,089	2,511,608
Grafton Group PLC	5,584	88,480
Grainger PLC	17,885	70,416
Great Portland Estates PLC REIT	5,250	51,457
Greggs PLC (a)	2,609	93,529
Halma PLC	9,650	358,870
Hammerson PLC REIT	83,768	43,083
Harbour Energy PLC (a)	2,377	12,378
Hargreaves Lansdown PLC	9,129	200,393
Hays PLC (a)	42,839	93,859
Hill & Smith Holdings PLC	2,057	42,454
Hilton Food Group PLC	2,011	30,392
Hiscox, Ltd. (a)	8,969	103,037
HomeServe PLC	7,599	100,305
Howden Joinery Group PLC	15,662	176,682
HSBC Holdings PLC	528,298	3,045,528
Ibstock PLC (b)	10,601	31,252
IG Group Holdings PLC	9,552	111,767
IMI PLC	6,842	162,572
Imperial Brands PLC	24,066	517,640
Inchcape PLC	9,349	99,253
Indivior PLC (a)	18,454	39,413
Informa PLC (a)	38,190	264,632
IntegraFin Holdings PLC	7,270	51,722
InterContinental Hotels Group PLC (a)	4,771	317,022
Intermediate Capital Group PLC	7,599	222,970
International Consolidated Airlines Group SA (a)	63,055	151,758
Intertek Group PLC	4,099	313,140
IP Group PLC	25,974	41,766
ITV PLC (a)	91,837	159,283
J D Wetherspoon PLC (a)	2,652	43,157
J Sainsbury PLC	42,541	159,732
James Fisher & Sons PLC	968	12,396
JD Sports Fashion PLC	12,677	160,941
John Laing Group PLC (b)	12,746	70,397
John Wood Group PLC (a)	17,624	53,490
Johnson Matthey PLC	5,147	218,500
Jupiter Fund Management PLC	11,835	46,105
Just Group PLC (a)	26,784	34,466
Kainos Group PLC	2,293	46,723
Kingfisher PLC	54,600	274,932
Lancashire Holdings, Ltd.	6,138	51,936
Land Securities Group PLC REIT	18,039	168,310
Legal & General Group PLC	151,783	540,137
Linde PLC (a)	13,221	3,815,434
Liontrust Asset Management PLC	1,595	41,424
Lloyds Banking Group PLC	1,805,978	1,164,854
London Stock Exchange Group PLC	8,170	899,530

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LondonMetric Property PLC REIT	23,873	$76,314
LXI REIT PLC	15,187	27,945
M&G PLC	66,005	208,717
Man Group PLC	36,530	90,811
Marks & Spencer Group PLC (a)	50,457	102,081
Marshalls PLC	5,190	49,184
Meggitt PLC (a)	20,109	128,119
Melrose Industries PLC	116,898	250,469
Micro Focus International PLC	8,797	66,475
Mitchells & Butlers PLC (a)	4,820	18,551
Mondi PLC	12,336	323,960
Moneysupermarket.com Group PLC	13,891	49,241
Moonpig Group PLC (a)	5,236	31,016
Morgan Advanced Materials PLC	7,376	35,969
Morgan Sindall Group PLC	962	28,639
National Express Group PLC (a)	13,912	51,237
National Grid PLC	90,477	1,150,903
Natwest Group PLC	138,208	387,965
Next PLC (a)	3,381	366,929
Ninety One PLC	8,331	25,343
Ocado Group PLC (a)	16,346	452,301
On the Beach Group PLC (a)(b)	3,863	17,077
OSB Group PLC	11,885	76,182
Oxford Instruments PLC	1,392	44,421
Pagegroup PLC (a)	8,492	65,578
Paragon Banking Group PLC	6,779	47,714
Pearson PLC	19,264	220,882
Pennon Group PLC	10,877	170,621
Persimmon PLC	8,111	331,442
Petrofac, Ltd. (a)(c)	7,268	11,065
Pets at Home Group PLC	12,942	81,527
Phoenix Group Holdings PLC	18,675	174,502
Playtech PLC (a)	8,008	47,038
Primary Health Properties PLC REIT	33,558	71,346
Provident Financial PLC (a)	6,571	21,060
Prudential PLC	66,569	1,263,095
PZ Cussons PLC	8,371	28,274
QinetiQ Group PLC	14,794	70,222
Quilter PLC (b)	41,467	85,211
Rathbone Brothers PLC	1,444	36,146
Reckitt Benckiser Group PLC	18,746	1,656,610
Redde Northgate PLC	5,823	32,096
Redrow PLC	7,461	63,058
RELX PLC	50,476	1,338,120
Renishaw PLC	890	60,565
Rentokil Initial PLC	47,857	327,255
Restaurant Group PLC (a)	19,116	33,855
Rightmove PLC	22,202	199,177
Rolls-Royce Holdings PLC (a)	212,634	290,571
Rotork PLC	22,556	106,069
Royal Mail PLC (a)	21,405	170,737
S4 Capital PLC (a)	11,615	100,766
Sabre Insurance Group PLC (b)	6,471	22,795
Security Description	Shares	Value
Safestore Holdings PLC REIT	5,456	$71,377
Sage Group PLC	28,464	269,038
Sanne Group PLC	3,771	43,343
Savills PLC	3,708	58,908
Schroders PLC (e)	3,286	159,471
Schroders PLC (e)	903	32,309
Segro PLC REIT	30,516	461,401
Serco Group PLC	31,650	59,332
Severn Trent PLC	6,254	216,076
Shaftesbury PLC REIT (c)	5,559	43,735
Smith & Nephew PLC	22,504	485,752
Smiths Group PLC	10,240	224,922
Softcat PLC	3,496	85,773
Spectris PLC	3,136	140,278
Spirax-Sarco Engineering PLC	1,869	351,530
Spirent Communications PLC	15,821	53,853
SSE PLC	26,686	553,165
SSP Group PLC (a)	20,523	75,528
St James's Place PLC	13,753	280,616
St Modwen Properties PLC	5,031	38,712
Standard Chartered PLC	66,325	422,390
Standard Life Aberdeen PLC	55,945	209,443
Subsea 7 SA	5,940	57,059
Synthomer PLC	8,767	59,539
Tate & Lyle PLC	12,108	123,509
Taylor Wimpey PLC	93,215	204,683
TechnipFMC PLC (a)	10,925	97,999
Telecom Plus PLC	1,738	27,275
Tesco PLC	196,669	605,729
THG PLC (a)	21,689	182,770
TP ICAP Group PLC	20,423	55,129
Trainline PLC (a)(b)	12,217	49,551
Travis Perkins PLC (a)	5,830	136,030
Tritax Big Box REIT PLC	44,169	119,777
UK Commercial Property REIT, Ltd.	19,039	20,121
Ultra Electronics Holdings PLC	1,845	58,367
Unilever PLC	66,938	3,912,007
UNITE Group PLC REIT	8,290	122,997
United Utilities Group PLC	17,625	237,247
Vesuvius PLC	7,057	51,474
Victrex PLC	2,236	78,644
Virgin Money UK PLC (a)	32,230	88,403
Vistry Group PLC	5,794	94,169
Vodafone Group PLC	733,419	1,229,395
Watches of Switzerland Group PLC (a)(b)	6,060	69,986
Weir Group PLC (a)	6,730	172,090
WH Smith PLC (a)	3,231	71,795
Whitbread PLC (a)	5,130	221,251
Wm Morrison Supermarkets PLC	62,105	211,656
Workspace Group PLC REIT	3,330	38,366
WPP PLC	30,616	412,033
		66,913,147
UNITED STATES — 1.7%
Avast PLC (b)	17,029	115,224

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Carnival PLC (a)	4,179	$95,879
Cineworld Group PLC (a)	25,562	27,346
Diversified Energy Co. PLC	16,176	23,508
Ferguson PLC	5,905	819,825
PolyPeptide Group AG (a)(b)	283	26,146
PureTech Health PLC (a)	6,844	32,240
QIAGEN NV (a)	5,861	283,305
REC Silicon ASA (a)(c)	7,490	16,355
Rhi Magnesita NV	803	44,927
Schneider Electric SE	14,436	2,271,437
Stellantis NV (e)	25,045	491,253
Stellantis NV (e)	27,843	546,597
Swiss Re AG	7,348	663,613
Tenaris SA	12,092	131,812
TI Fluid Systems PLC (b)	7,213	30,591
VEON, Ltd. (a)(c)	20,211	35,090
		5,655,148
TOTAL COMMON STOCKS (Cost $316,888,206)		331,907,971

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $8,618)	5,697	7,972
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	56,866	56,883
State Street Navigator Securities Lending Portfolio II (i) (j)	2,641,258	2,641,258
TOTAL SHORT-TERM INVESTMENTS (Cost $2,698,141)		2,698,141
TOTAL INVESTMENTS — 100.3% (Cost $319,594,965)		334,614,084
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(951,865)
NET ASSETS — 100.0%		$333,662,219

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$331,881,572	$26,399	$0(a)	$331,907,971
Rights	7,972	—	—	7,972
Short-Term Investments	2,698,141	—	—	2,698,141
TOTAL INVESTMENTS	$334,587,685	$26,399	$0	$334,614,084

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	16.0%
Financials	15.5
Health Care	13.0
Consumer Discretionary	11.9
Consumer Staples	11.3
Materials	9.0
Information Technology	8.3
Communication Services	4.0
Energy	4.0
Utilities	4.0
Real Estate	2.5
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,676	$6,677	$5,941,517	$5,891,311	$—	$—	56,866	$56,883	$49
State Street Navigator Securities Lending Portfolio II	682,015	682,015	15,648,277	13,689,034	—	—	2,641,258	2,641,258	16,620
Total		$688,692	$21,589,794	$19,580,345	$—	$—		$2,698,141	$16,669
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	657,516	$47,416,513
CHINA — 1.2%
Prosus NV (a)	345,463	33,786,704
FINLAND — 0.9%
Kone Oyj Class B	314,145	25,631,078
FRANCE — 34.3%
Air Liquide SA	367,804	64,406,188
Airbus SE (a)	451,997	58,126,390
AXA SA	1,597,200	40,505,765
BNP Paribas SA	895,279	56,132,708
Danone SA	504,860	35,545,637
Engie SA	1,444,759	19,795,937
EssilorLuxottica SA	231,638	42,754,252
Kering SA	56,864	49,699,633
L'Oreal SA	190,269	84,795,557
LVMH Moet Hennessy Louis Vuitton SE	205,834	161,422,445
Pernod Ricard SA	159,414	35,390,002
Safran SA	294,416	40,822,397
Sanofi	887,042	92,949,739
TotalEnergies SE	2,041,829	92,388,754
Vinci SA	459,214	49,006,948
Vivendi SE	590,705	19,845,658
		943,588,010
GERMANY — 28.9%
adidas AG	144,946	53,956,757
Allianz SE	320,101	79,831,555
BASF SE	713,054	56,182,405
Bayer AG	762,672	46,317,047
Bayerische Motoren Werke AG	248,967	26,368,788
Daimler AG	651,750	58,200,176
Deutsche Boerse AG	147,622	25,769,571
Deutsche Post AG	764,820	52,025,548
Deutsche Telekom AG	2,517,301	53,173,607
Infineon Technologies AG	1,013,765	40,659,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	108,838	29,808,959
SAP SE	848,059	119,519,012
Siemens AG	580,817	92,036,283
Volkswagen AG Preference Shares	142,230	35,623,239
Vonovia SE	419,188	27,102,726
		796,574,906
IRELAND — 2.0%
CRH PLC	617,761	31,135,633
Flutter Entertainment PLC (a)	130,334	23,601,796
		54,737,429
Security Description	Shares	Value
ITALY — 4.3%
Enel SpA	6,030,931	$56,015,127
Eni SpA	1,951,651	23,769,546
Intesa Sanpaolo SpA	14,172,102	39,151,217
		118,935,890
NETHERLANDS — 13.7%
Adyen NV (a)(b)	21,746	53,137,399
ASML Holding NV	325,722	223,807,105
ING Groep NV	3,031,895	40,054,160
Koninklijke Ahold Delhaize NV	812,361	24,151,921
Koninklijke Philips NV	707,810	35,078,204
		376,228,789
SPAIN — 5.9%
Amadeus IT Group SA (a)	349,996	24,621,387
Banco Santander SA (a)	13,462,180	51,398,697
Iberdrola SA	4,549,718	55,465,876
Industria de Diseno Textil SA	863,472	30,422,801
		161,908,761
UNITED KINGDOM — 4.2%
Linde PLC (a)	403,221	116,365,108
UNITED STATES — 2.5%
Schneider Electric SE	440,255	69,272,051
TOTAL COMMON STOCKS (Cost $2,420,543,394)		2,744,445,239

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e) (Cost $72,991)	72,969	72,991
TOTAL INVESTMENTS — 99.6% (Cost $2,420,616,385)		2,744,518,230
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		11,108,008
NET ASSETS — 100.0%		$2,755,626,238
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,744,445,239	$—	$—	$2,744,445,239
Short-Term Investment	72,991	—	—	72,991
TOTAL INVESTMENTS	$2,744,518,230	$—	$—	$2,744,518,230
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Consumer Discretionary	18.7%
	Information Technology	16.8
	Industrials	14.0
	Financials	13.2
	Materials	9.7
	Consumer Staples	8.2
	Health Care	6.3
	Utilities	4.8
	Energy	4.2
	Communication Services	2.7
	Real Estate	1.0
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.4
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	513,986	$514,089	$53,254,073	$53,695,214	$51	$(8)	72,969	$72,991	$411
State Street Navigator Securities Lending Portfolio II	13,626,201	13,626,201	33,294,043	46,920,244	—	—	—	—	9,502
Total		$14,140,290	$86,548,116	$100,615,458	$51	$(8)		$72,991	$9,913
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	189,515	$2,578
TOTAL CORPORATE BONDS & NOTES (Cost $2,604)			2,578
	Shares
COMMON STOCKS — 99.4%
CHINA — 52.0%
111, Inc. ADR (b) (c)	318	2,889
21Vianet Group, Inc. ADR (b)	11,734	269,295
360 DigiTech, Inc. ADR (b)	5,191	217,191
360 Security Technology, Inc. Class A (b)	17,600	33,261
3SBio, Inc. (b) (c) (d)	46,000	56,864
51job, Inc. ADR (b)	3,495	271,806
5I5J Holding Group Co., Ltd. Class A	92,400	63,928
AAC Technologies Holdings, Inc. (c)	80,500	602,259
Addsino Co., Ltd. Class A (b)	33,100	96,674
Advanced Technology & Materials Co., Ltd. Class A	57,000	75,872
AECC Aero-Engine Control Co., Ltd. Class A	41,000	132,185
AECC Aviation Power Co., Ltd. Class A	17,600	144,895
Aerospace CH UAV Co., Ltd.	37,200	125,692
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (b)	45,367	60,598
Agile Group Holdings, Ltd.	385,598	499,510
Agora, Inc. ADR (b)	2,300	96,508
Agricultural Bank of China, Ltd. Class H	3,123,000	1,085,792
Air China, Ltd. Class H (b)	425,414	312,794
Airtac International Group	12,431	479,617
AK Medical Holdings, Ltd. (c) (d)	10,000	17,641
Akeso, Inc. (b) (d)	35,000	282,358
Alibaba Group Holding, Ltd. ADR (b)	200,362	45,438,094
A-Living Smart City Services Co., Ltd. (d)	28,500	141,842
Alpha Group Class A (b)	39,300	39,417
Aluminum Corp. of China, Ltd. Class H (b)	800,304	477,141
Angang Steel Co., Ltd. Class H (c)	413,616	262,044
Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	206,750	$1,096,866
Anhui Expressway Co., Ltd. Class H	32,000	20,809
Anhui Guangxin Agrochemical Co., Ltd. Class A	33,400	155,502
Anhui Gujing Distillery Co., Ltd. Class B	16,900	233,941
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	86,988	89,535
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,300	65,929
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	113,680	90,087
Anhui Jinhe Industrial Co., Ltd. Class A	19,900	106,879
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	42,400	56,832
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	62,900	84,991
ANTA Sports Products, Ltd.	129,000	3,036,525
Aotecar New Energy Technology Co., Ltd. Class A	300,000	171,804
Apeloa Pharmaceutical Co., Ltd. Class A	36,900	167,913
Ascentage Pharma Group International (b) (c) (d)	11,300	68,389
Autobio Diagnostics Co., Ltd. Class A	14,180	166,297
Autohome, Inc. ADR	6,304	403,204
Avary Holding Shenzhen Co., Ltd. Class A	11,600	64,420
AVIC Electromechanical Systems Co., Ltd. Class A	55,000	85,724
Avic Heavy Machinery Co., Ltd. Class A	36,300	127,258
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,600	129,644
AVIC Shenyang Aircraft Co., Ltd. Class A	25,760	240,422
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	32,400	131,789
AviChina Industry & Technology Co., Ltd. Class H	504,000	333,584
AVICOPTER PLC Class A	10,600	86,528
Bafang Electric Suzhou Co., Ltd. Class A	1,800	65,856

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
BAIC Motor Corp., Ltd. Class H (c) (d)	223,000	$82,988
Baidu, Inc. ADR (b)	35,437	7,225,604
Bank of China, Ltd. Class H	10,890,466	3,912,566
Bank of Communications Co., Ltd. Class H	2,971,630	1,997,451
Bank of Jiangsu Co., Ltd. Class A	152,850	167,971
Bank of Nanjing Co., Ltd. Class A	103,300	168,200
Bank of Ningbo Co., Ltd. Class A	54,600	329,332
Bank of Shanghai Co., Ltd. Class A	80,000	101,535
Baoshan Iron & Steel Co., Ltd. Class A	149,500	176,785
Baozun, Inc. ADR (b) (c)	2,956	104,761
BBMG Corp. Class H	260,000	48,881
Beibuwan Port Co., Ltd. Class A	44,600	57,296
BeiGene, Ltd. ADR (b)	4,696	1,611,620
Beijing BDStar Navigation Co., Ltd. Class A (b)	16,900	112,661
Beijing Capital International Airport Co., Ltd. Class H (b) (c)	120,000	79,579
Beijing Capital Land, Ltd. Class H (b) (c)	604,000	131,442
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	3,250	10,902
Beijing Easpring Material Technology Co., Ltd. Class A	4,400	38,267
Beijing Enterprises Clean Energy Group, Ltd. (b) (c)	790,400	11,399
Beijing Enterprises Holdings, Ltd.	88,000	312,187
Beijing Enterprises Urban Resources Group, Ltd. (b)	16,000	2,060
Beijing Enterprises Water Group, Ltd.	512,000	193,833
Beijing Jetsen Technology Co., Ltd. Class A (b)	283,400	218,882
Beijing Shiji Information Technology Co., Ltd. Class A	16,380	59,604
Beijing SL Pharmaceutical Co., Ltd. Class A	29,500	48,080
Beijing Tiantan Biological Products Corp., Ltd. Class A	32,156	170,464
Berry Genomics Co., Ltd. Class A (b)	17,800	82,762
BEST, Inc. ADR (b) (c)	15,507	27,602
Security Description	Shares	Value
Better Life Commercial Chain Share Co., Ltd. Class A	57,800	$65,844
BGI Genomics Co., Ltd. Class A	400	7,343
Biem.L.Fdlkk Garment Co., Ltd. Class A	25,460	100,841
Bilibili, Inc. ADR (b)	19,597	2,387,698
BIT Mining, Ltd. ADR (b)	2,219	17,508
Blue Sail Medical Co., Ltd. Class A	31,300	101,009
BOE Technology Group Co., Ltd. Class A	168,000	162,257
BOE Technology Group Co., Ltd. Class B	182,800	89,919
Bosideng International Holdings, Ltd.	222,000	158,656
Brilliance China Automotive Holdings, Ltd. (e)	466,000	328,535
B-Soft Co., Ltd. Class A	194,610	266,273
BTG Hotels Group Co., Ltd. Class A	23,000	84,939
BYD Co., Ltd. Class H	109,300	3,268,085
BYD Electronic International Co., Ltd. (c)	89,500	587,766
Cango, Inc. ADR (c)	742	4,148
CanSino Biologics, Inc. Class H (b) (c) (d)	4,000	212,520
CECEP Solar Energy Co., Ltd. Class A	125,400	120,919
CETC Digital Technology Co., Ltd. Class A	19,600	81,636
CGN Nuclear Technology Development Co., Ltd. Class A	56,900	90,887
CGN Power Co., Ltd. Class H (d)	1,424,000	317,225
Chacha Food Co., Ltd. Class A	16,200	108,069
Changchun Faway Automobile Components Co., Ltd. Class A	43,390	68,434
Changchun High & New Technology Industry Group, Inc. Class A	600	35,940
Changjiang Securities Co., Ltd. Class A	57,900	65,599
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,800	24,748
ChemPartner PharmaTech Co., Ltd. Class A	2,000	5,971
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	37,800	70,559
Chengdu Hongqi Chain Co., Ltd. Class A	88,797	70,643

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	12,700	$45,466
Chengtun Mining Group Co., Ltd. Class A	75,800	83,651
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	108,600	251,966
China Aerospace International Holdings, Ltd.	266,000	23,977
China Aerospace Times Electronics Co., Ltd. Class A	80,100	93,231
China Animal Healthcare, Ltd. (b) (e)	305,700	—
China Aoyuan Group, Ltd.	178,000	150,132
China Avionics Systems Co., Ltd. Class A	33,197	85,037
China Baoan Group Co., Ltd. Class A	87,700	247,998
China Building Material Test & Certification Group Co., Ltd. Class A	61,152	161,473
China Cinda Asset Management Co., Ltd. Class H	1,256,600	239,480
China CITIC Bank Corp., Ltd. Class H	1,517,341	719,022
China Coal Energy Co., Ltd. Class H	130,000	77,506
China Common Rich Renewable Energy Investment, Ltd. (b) (c) (e)	5,962,000	—
China Communications Services Corp., Ltd. Class H	140,000	69,947
China Conch Venture Holdings, Ltd.	169,100	712,037
China Construction Bank Corp. Class H	11,159,148	8,779,772
China Dongxiang Group Co., Ltd. (b)	529,000	93,323
China Eastern Airlines Corp., Ltd. Class H	210,000	88,966
China Education Group Holdings, Ltd.	60,000	133,817
China Everbright Bank Co., Ltd. Class A	304,530	178,169
China Everbright Environment Group, Ltd.	450,000	254,962
China Everbright, Ltd.	130,000	153,003
China Evergrande Group (c)	375,000	488,678
China Fangda Group Co., Ltd. Class B (b)	125,850	47,644
China Feihe, Ltd. (d)	190,000	410,052
Security Description	Shares	Value
China Fortune Land Development Co., Ltd. Class A	20,470	$16,602
China Galaxy Securities Co., Ltd. Class A	35,600	59,399
China Galaxy Securities Co., Ltd. Class H	391,100	233,174
China Gas Holdings, Ltd.	293,200	894,795
China Great Wall Securities Co., Ltd. Class A	24,200	41,689
China Harmony Auto Holding, Ltd. (c)	68,500	30,078
China Index Holdings, Ltd. ADR (b)	6,538	13,141
China International Capital Corp., Ltd. Class H (d)	91,600	246,520
China International Marine Containers Group Co., Ltd. Class H	112,600	248,809
China Jinmao Holdings Group, Ltd.	524,000	175,435
China Kings Resources Group Co., Ltd. Class A	25,220	75,689
China Lesso Group Holdings, Ltd.	153,000	377,483
China Life Insurance Co., Ltd. Class H	1,080,708	2,143,088
China Lilang, Ltd.	93,000	60,357
China Literature, Ltd. (b) (c) (d)	11,400	126,759
China Longyuan Power Group Corp., Ltd. Class H	552,000	951,056
China Machinery Engineering Corp. Class H	4,000	1,854
China Medical System Holdings, Ltd.	178,000	468,732
China Meheco Co., Ltd. Class A	30,300	56,981
China Meidong Auto Holdings, Ltd.	14,000	76,347
China Mengniu Dairy Co., Ltd.	395,780	2,392,767
China Merchants Bank Co., Ltd. Class A	183,600	1,539,934
China Merchants Bank Co., Ltd. Class H	430,760	3,674,788
China Merchants Energy Shipping Co., Ltd. Class A	138,240	98,852
China Merchants Port Holdings Co., Ltd.	444,552	649,152
China Merchants Securities Co., Ltd. Class A	47,866	140,912
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	43,400	73,555

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Minmetals Rare Earth Co., Ltd. Class A	4,000	$11,949
China Minsheng Banking Corp., Ltd. Class H (c)	1,194,220	572,056
China Molybdenum Co., Ltd. Class H	456,000	270,693
China National Accord Medicines Corp., Ltd. Class B	17,000	49,254
China National Building Material Co., Ltd. Class H	448,000	526,119
China National Medicines Corp., Ltd. Class A	18,000	92,106
China Oilfield Services, Ltd. Class H	176,557	158,236
China Overseas Land & Investment, Ltd.	530,084	1,204,077
China Overseas Property Holdings, Ltd.	277,361	296,438
China Pacific Insurance Group Co., Ltd. Class A	21,900	98,198
China Pacific Insurance Group Co., Ltd. Class H	333,000	1,048,417
China Petroleum & Chemical Corp. Class H	3,201,726	1,620,271
China Power International Development, Ltd.	303,000	66,329
China Railway Group, Ltd. Class H	696,000	362,974
China Resources Beer Holdings Co., Ltd.	213,357	1,916,294
China Resources Cement Holdings, Ltd.	68,000	64,621
China Resources Gas Group, Ltd.	100,000	600,063
China Resources Land, Ltd.	394,767	1,598,720
China Resources Medical Holdings Co., Ltd.	74,000	89,858
China Resources Power Holdings Co., Ltd.	354,437	483,789
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	13,300	55,066
China Science Publishing & Media, Ltd. Class A	34,300	47,302
China Shenhua Energy Co., Ltd. Class H	512,540	1,004,508
China Shipbuilding Industry Co., Ltd. Class A (b)	126,300	80,540
China Silver Group, Ltd. (b)	68,000	6,217
China South City Holdings, Ltd.	420,000	45,971
China Southern Airlines Co., Ltd. Class H (b)	262,000	162,615
Security Description	Shares	Value
China State Construction Engineering Corp., Ltd. Class A	212,700	$153,084
China Taiping Insurance Holdings Co., Ltd.	137,341	228,493
China Tourism Group Duty Free Corp., Ltd. Class A	15,600	724,604
China Tower Corp., Ltd. Class H (d)	4,244,000	584,750
China TransInfo Technology Co., Ltd. Class A	33,700	87,108
China Travel International Investment Hong Kong, Ltd. (b)	268,000	44,518
China Vanke Co., Ltd. Class A	70,900	261,286
China Vanke Co., Ltd. Class H	157,000	491,266
China Yangtze Power Co., Ltd. Class A	179,900	574,713
China Yongda Automobiles Services Holdings, Ltd.	109,500	195,993
China Zhenhua Group Science & Technology Co., Ltd. Class A	22,600	213,622
Chinasoft International, Ltd.	216,000	393,847
Chlitina Holding, Ltd.	36,000	266,164
Chongqing Brewery Co., Ltd. Class A (b)	11,200	343,150
Chongqing Changan Automobile Co., Ltd. Class A	21,700	88,266
Chongqing Changan Automobile Co., Ltd. Class B	112,300	115,252
Chongqing Dima Industry Co., Ltd. Class A	120,900	47,530
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	40,152	89,305
Chongqing Gas Group Corp., Ltd. Class A	53,600	67,779
Chongqing Rural Commercial Bank Co., Ltd. Class H	222,000	87,761
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	7,342
Chongqing Zhifei Biological Products Co., Ltd. Class A	12,100	349,711
Chongqing Zongshen Power Machinery Co., Ltd. Class A	66,700	82,383
Chow Tai Seng Jewellery Co., Ltd. Class A	28,932	88,531
CIFI Holdings Group Co., Ltd.	454,413	354,596

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CITIC Resources Holdings, Ltd. (b)	2,000	$100
CITIC Securities Co., Ltd. Class A	53,500	206,519
CITIC Securities Co., Ltd. Class H (b)	239,500	600,766
CITIC Telecom International Holdings, Ltd.	221,000	73,137
CITIC, Ltd.	654,000	704,878
CMST Development Co., Ltd. Class A (b)	116,300	95,944
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	97,700	195,828
Cogobuy Group (b) (d)	3,000	1,086
Colour Life Services Group Co., Ltd. (c)	85,000	33,383
Consun Pharmaceutical Group, Ltd.	194,400	126,916
Contemporary Amperex Technology Co., Ltd. Class A	15,700	1,299,575
COSCO SHIPPING Development Co., Ltd. Class H	1,368,339	292,491
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (c)	277,215	129,222
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	184,000	869,756
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (c)	21,500	54,152
COSCO SHIPPING Ports, Ltd.	42,351	33,048
Country Garden Holdings Co., Ltd.	880,397	986,300
Country Garden Services Holdings Co., Ltd.	98,865	1,068,109
CQ Pharmaceutical Holding Co., Ltd. Class A	80,600	62,750
CSC Financial Co., Ltd. Class A	19,700	95,834
CSG Holding Co., Ltd. Class B	192,750	89,353
CSG Smart Science&Technology Co., Ltd. Class A (b)	43,200	81,976
CSPC Pharmaceutical Group, Ltd.	922,320	1,334,931
CSSC Offshore & Marine Engineering Group Co., Ltd. Class A (b)	21,200	68,251
CT Environmental Group, Ltd. (b) (e)	438,000	—
CTS International Logistics Corp., Ltd. Class A	72,480	158,066
Security Description	Shares	Value
D&O Home Collection Co., Ltd. Class A	20,500	$49,435
Daan Gene Co., Ltd. Class A	65,760	216,186
Dada Nexus, Ltd. ADR (b)	1,272	36,901
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	112,300	63,791
Daqo New Energy Corp. ADR (b)	6,915	449,613
Datang International Power Generation Co., Ltd. Class H	378,000	63,277
Dazhong Transportation Group Co., Ltd. Class B	105,650	30,005
Dazzle Fashion Co., Ltd. Class A	21,584	83,218
Deppon Logistics Co., Ltd. Class A	29,600	50,350
DHC Software Co., Ltd. Class A	98,100	120,407
Digital China Group Co., Ltd. Class A	36,200	122,425
Digital China Information Service Co., Ltd. Class A	41,700	93,393
Do-Fluoride New Materials Co., Ltd. Class A (b)	10,300	56,659
Dongfang Electric Corp., Ltd. Class H (c)	10,800	8,650
Dongfeng Motor Group Co., Ltd. Class H	502,468	451,622
Double Medical Technology, Inc. Class A	14,200	160,202
East Group Co., Ltd. Class A	32,100	39,946
East Money Information Co., Ltd. Class A	10,520	53,391
Easysight Supply Chain Management Co., Ltd. Class A (b)	34,300	31,482
Ebang International Holdings, Inc. Class A (b)	29,400	90,552
Ecovacs Robotics Co., Ltd. Class A	16,500	582,481
Eve Energy Co., Ltd. Class A	10,600	170,513
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	49,653
Everbright Securities Co., Ltd. Class A	33,100	91,653
Fanhua, Inc. ADR	10,682	161,298
Far East Horizon, Ltd. (c)	317,000	331,456
FAW Jiefang Group Co., Ltd. (b)	46,500	77,874
FIH Mobile, Ltd. (b) (c)	235,000	38,734

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
First Tractor Co., Ltd. Class H	58,000	$37,567
Flat Glass Group Co., Ltd. Class A	34,400	210,473
Focus Media Information Technology Co., Ltd. Class A	111,700	162,687
Foran Energy Group Co., Ltd. Class A	41,970	60,998
Foshan Haitian Flavouring & Food Co., Ltd. Class A	29,608	590,936
Founder Securities Co., Ltd. Class A (b)	57,400	83,157
Foxconn Industrial Internet Co., Ltd. Class A	29,500	56,664
Fufeng Group, Ltd.	117,000	37,514
Fujian Green Pine Co., Ltd. Class A	8,700	28,413
Fujian Star-net Communication Co., Ltd. Class A	15,000	49,568
Fujian Sunner Development Co., Ltd. Class A	15,100	55,811
Fuyao Glass Industry Group Co., Ltd. Class A	22,000	190,176
Ganfeng Lithium Co., Ltd. Class A	14,900	279,258
Ganfeng Lithium Co., Ltd. Class H (d)	8,200	122,485
Gaotu Techedu, Inc. ADR (b) (c)	11,493	169,752
GCI Science & Technology Co., Ltd. Class A	32,596	67,302
GCL System Integration Technology Co., Ltd. Class A (b)	83,200	44,814
GCL-Poly Energy Holdings, Ltd. (b)	2,276,000	364,160
GDS Holdings, Ltd. ADR (b)	6,843	537,107
Geely Automobile Holdings, Ltd.	607,000	1,911,079
Genimous Technology Co., Ltd. Class A	49,800	46,787
Genscript Biotech Corp. (b)	76,000	331,760
Getein Biotech, Inc. Class A	27,020	94,014
GF Securities Co., Ltd. Class H	120,200	155,709
Giant Network Group Co., Ltd. Class A	24,000	49,405
Gigadevice Semiconductor Beijing, Inc. Class A	6,728	195,670
GoerTek, Inc. Class A	33,500	221,610
GoldenHome Living Co., Ltd. Class A	21,648	159,792
Security Description	Shares	Value
Goldenmax International Technology, Ltd. Class A (b)	42,700	$107,199
GOME Retail Holdings, Ltd. (b) (c)	1,720,322	221,524
Goodbaby International Holdings, Ltd. (b)	258,000	59,468
Grandblue Environment Co., Ltd. Class A	22,028	74,292
Great Wall Motor Co., Ltd. Class H	399,500	1,291,224
Greattown Holdings, Ltd. Class A	52,700	30,751
Gree Real Estate Co., Ltd. Class A (b)	81,100	92,512
Greentown China Holdings, Ltd. (c)	113,500	174,799
Grinm Advanced Materials Co., Ltd. Class A	35,700	79,016
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (b)	172,300	292,018
Guangdong Haid Group Co., Ltd. Class A	11,900	150,296
Guangdong Hongda Blasting Co., Ltd. Class A	26,500	113,902
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	72,700	66,052
Guangdong Investment, Ltd.	396,000	569,076
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	42,049
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	45,100	183,238
Guangshen Railway Co., Ltd. Class H (b)	62,500	12,153
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	28,180	86,099
Guangzhou Automobile Group Co., Ltd. Class H	406,844	365,150
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	80,000	252,902
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	7,400	26,229
Guangzhou Haige Communications Group, Inc. Co. Class A	39,100	57,250

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	10,992	$271,821
Guangzhou R&F Properties Co., Ltd. Class H	256,176	292,269
Guangzhou Restaurant Group Co., Ltd. Class A	17,300	68,870
Guangzhou Tinci Materials Technology Co., Ltd. Class A	7,210	118,938
Guizhou Panjiang Refined Coal Co., Ltd. Class A	133,684	146,909
Guizhou Space Appliance Co., Ltd. Class A	23,600	183,259
Guocheng Mining Co., Ltd. Class A	52,900	71,479
Guolian Securities Co., Ltd. Class A	1,500	3,575
Guomai Technologies, Inc. Class A	55,900	54,249
Guosen Securities Co., Ltd. Class A	42,800	71,214
Guosheng Financial Holding, Inc. Class A (b)	1,900	3,350
Guotai Junan Securities Co., Ltd. Class A	41,800	110,891
Guoxuan High-Tech Co., Ltd. Class A (b)	2,200	14,833
Haidilao International Holding, Ltd. (c) (d)	87,000	458,198
Haier Smart Home Co., Ltd. Class A	40,600	162,819
Haier Smart Home Co., Ltd. Class H (b)	232,600	811,690
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	31,100	86,597
Hainan Strait Shipping Co., Ltd. Class A	119,175	108,276
Haisco Pharmaceutical Group Co., Ltd. Class A	20,600	68,615
Haitian International Holdings, Ltd.	76,000	254,937
Haitong Securities Co., Ltd. Class A	30,200	53,755
Haitong Securities Co., Ltd. Class H	375,600	328,886
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	57,900	305,414
Hangcha Group Co., Ltd. Class A	51,060	143,360
Hangjin Technology Co., Ltd. Class A	5,400	24,230
Hangzhou Oxygen Plant Group Co., Ltd. Class A	30,300	162,220
Hangzhou Robam Appliances Co., Ltd. Class A	16,800	120,913
Security Description	Shares	Value
Hangzhou Silan Microelectronics Co., Ltd. Class A	23,300	$203,217
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,600	167,545
Han's Laser Technology Industry Group Co., Ltd. Class A	11,600	72,517
Hansoh Pharmaceutical Group Co., Ltd. (d)	40,000	175,126
Harbin Boshi Automation Co., Ltd. Class A	43,789	86,279
Health & Happiness H&H International Holdings, Ltd. (c)	27,000	113,169
Hebei Construction Group Corp., Ltd. Class H	6,500	2,009
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,800	15,469
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,900	111,333
Henan Lingrui Pharmaceutical Co. Class A	47,500	77,196
Henan Shuanghui Investment & Development Co., Ltd. Class A	24,800	122,064
Henan Yicheng New Energy Co., Ltd. Class A (b)	30,900	25,061
Henan Yuguang Gold & Lead Co., Ltd. Class A	36,700	29,992
Hengan International Group Co., Ltd.	98,500	659,554
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	57,400	115,496
Hengli Petrochemical Co., Ltd. Class A	35,500	144,179
Hexing Electrical Co., Ltd. Class A	23,400	42,448
Hisense Home Appliances Group Co., Ltd. Class A	51,600	114,767
Hua Hong Semiconductor, Ltd. (b) (c) (d)	34,000	187,822
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	13,346
Huadian Power International Corp., Ltd. Class H	224,000	72,976
Huadong Medicine Co., Ltd. Class A	21,700	154,533
Huafon Chemical Co., Ltd. Class A	79,200	174,070

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	25,844	$146,723
Huaneng Power International, Inc. Class H	680,472	266,376
Huangshan Tourism Development Co., Ltd. Class B	61,200	45,288
Huatai Securities Co., Ltd. Class A	74,400	181,945
Huatai Securities Co., Ltd. Class H (d)	79,800	117,144
Huaxin Cement Co., Ltd. Class B	34,300	64,141
Huayu Automotive Systems Co., Ltd. Class A	20,800	84,573
Huazhu Group, Ltd. ADR (b)	18,489	976,404
Hubei Biocause Pharmaceutical Co., Ltd. Class A	59,300	33,226
Hubei Dinglong Co., Ltd. Class A	7,400	20,903
Huizhou Desay Sv Automotive Co., Ltd. Class A	16,000	272,608
Hunan Aihua Group Co., Ltd. Class A	19,800	99,876
Hundsun Technologies, Inc. Class A	14,340	206,970
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	70,000	112,787
HUYA, Inc. ADR (b) (c)	6,246	110,242
Hytera Communications Corp., Ltd. Class A	38,700	30,189
HyUnion Holding Co., Ltd. Class A (b)	23,900	20,198
Iflytek Co., Ltd. Class A	17,000	177,819
IKD Co., Ltd. Class A	36,300	73,265
I-Mab ADR (b)	1,832	153,796
Industrial & Commercial Bank of China, Ltd. Class H	8,949,138	5,254,810
Industrial Bank Co., Ltd. Class A	151,700	482,512
INESA Intelligent Tech, Inc. Class B	599,900	270,555
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	207,500	163,473
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	31,500	179,565
Inner Mongolia Yitai Coal Co., Ltd. Class B	241,881	161,335
Security Description	Shares	Value
Innovent Biologics, Inc. (b) (d)	98,500	$1,148,512
Intco Medical Technology Co., Ltd. Class A	4,400	84,992
iQIYI, Inc. ADR (b)	26,749	416,749
IReader Technology Co., Ltd. Class A	25,500	112,485
Jason Furniture Hangzhou Co., Ltd. Class A	11,500	137,555
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	38,700	57,982
JD Health International, Inc. (b) (c) (d)	28,200	404,162
JD.com, Inc. ADR (b)	110,742	8,838,319
Jiajiayue Group Co., Ltd. Class A	21,100	56,727
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	371,200	136,740
Jiangsu Expressway Co., Ltd. Class H	412,299	466,672
Jiangsu Guotai International Group Co., Ltd. Class A	154,800	218,033
Jiangsu Hengli Hydraulic Co., Ltd. Class A	16,582	220,517
Jiangsu Hengrui Medicine Co., Ltd. Class A	54,456	572,893
Jiangsu King's Luck Brewery JSC, Ltd. Class A	14,000	117,359
Jiangsu Leike Defense Technology Co., Ltd. Class A (b)	70,500	73,110
Jiangsu Shagang Co., Ltd. Class A	124,100	209,559
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,000	352,771
Jiangsu Yangnong Chemical Co., Ltd. Class A	11,000	190,295
Jiangsu Yoke Technology Co., Ltd. Class A	39,800	498,975
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	22,097	130,410
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	52,300	47,922
Jiangxi Copper Co., Ltd. Class H (c)	303,578	621,553
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	31,700	136,645

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	24,300	$44,945
Jiayou International Logistics Co., Ltd. Class A	33,523	83,693
Jinke Properties Group Co., Ltd. Class A	98,000	87,824
JinkoSolar Holding Co., Ltd. ADR (b) (c)	4,101	229,738
Jinneng Science&Technology Co., Ltd. Class A	35,800	100,072
JiuGui Liquor Co., Ltd. Class A	400	15,825
Jizhong Energy Resources Co., Ltd. Class A	197,200	119,953
JL Mag Rare-Earth Co., Ltd. Class A	4,000	19,583
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	42,000	89,255
Joinn Laboratories China Co., Ltd. Class A	15,420	438,553
Jointown Pharmaceutical Group Co., Ltd. Class A	30,000	71,368
Joy City Property, Ltd.	114,000	6,679
Joyoung Co., Ltd. Class A	30,800	154,886
JOYY, Inc. ADR	4,532	298,976
Juewei Food Co., Ltd. Class A	11,000	143,509
Kama Co., Ltd. Class B (b)	256,849	84,503
Kandi Technologies Group, Inc. (b) (c)	6,359	38,027
KE Holdings, Inc. ADR (b)	13,577	647,351
Keshun Waterproof Technologies Co., Ltd. Class A (b)	3,900	18,978
Kingboard Holdings, Ltd.	113,200	628,253
KingClean Electric Co., Ltd. Class A	19,600	188,784
Kingdee International Software Group Co., Ltd. (b)	259,000	878,803
Kingsoft Cloud Holdings, Ltd. ADR (b) (c)	636	21,579
Kingsoft Corp., Ltd.	113,000	677,344
Kintor Pharmaceutical, Ltd. (b) (c) (d)	10,500	85,181
Konka Group Co., Ltd. Class B	412,600	125,918
Koolearn Technology Holding, Ltd. (b) (d)	4,500	5,638
KTK Group Co., Ltd. Class A	36,858	63,609
Kuaishou Technology (b) (c) (d)	79,500	1,994,193
Security Description	Shares	Value
Kuang-Chi Technologies Co., Ltd. Class A (b)	45,100	$145,264
Kunlun Energy Co., Ltd.	460,000	424,113
Kunshan Kersen Science & Technology Co., Ltd. Class A (b)	50,200	70,706
Kweichow Moutai Co., Ltd. Class A	10,300	3,278,827
KWG Group Holdings, Ltd.	190,951	255,721
KWG Living Group Holdings, Ltd.	92,225	118,282
Launch Tech Co., Ltd. Class H (b)	26,100	16,132
Lee & Man Paper Manufacturing, Ltd.	250,000	190,256
Lenovo Group, Ltd.	829,703	954,081
Lens Technology Co., Ltd. Class A	9,300	42,334
LexinFintech Holdings, Ltd. ADR (b)	8,341	102,177
Li Auto, Inc. ADR (b) (c)	14,115	493,178
Li Ning Co., Ltd.	263,374	3,215,083
Lier Chemical Co., Ltd. Class A	5,100	20,366
Lifetech Scientific Corp. (b)	284,000	188,337
Lingyi iTech Guangdong Co. Class A	49,400	70,267
Livzon Pharmaceutical Group, Inc. Class H	45,397	223,599
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	6,100	12,378
Lomon Billions Group Co., Ltd. Class A	5,000	26,761
Longfor Group Holdings, Ltd. (d)	143,500	803,808
LONGi Green Energy Technology Co., Ltd. Class A	57,680	793,130
Lu Thai Textile Co., Ltd. Class B	61,400	28,700
Luenmei Quantum Co., Ltd. Class A	39,900	55,149
Lushang Health Industry Development Co., Ltd. Class A	300	749
Luxshare Precision Industry Co., Ltd. Class A (b)	69,408	494,172
Luye Pharma Group, Ltd. (c) (d)	224,500	147,723
Luzhou Laojiao Co., Ltd. Class A	12,300	449,177
Maanshan Iron & Steel Co., Ltd. Class A	268,600	178,350
Mango Excellent Media Co., Ltd. Class A	1,400	14,865
Markor International Home Furnishings Co., Ltd. Class A (b)	102,600	66,856

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Maxscend Microelectronics Co., Ltd. Class A	1,620	$134,773
Mayinglong Pharmaceutical Group Co., Ltd. Class A	23,000	102,810
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	52,200	73,604
Meituan Class B (b) (d)	453,400	18,706,176
Metallurgical Corp. of China, Ltd. Class H	484,000	112,807
Microport Scientific Corp.	82,000	735,438
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	11,700	195,542
Ming Yuan Cloud Group Holdings, Ltd.	22,000	109,209
Minth Group, Ltd.	92,000	437,145
MLS Co., Ltd. Class A	37,000	76,739
MOGU, Inc. ADR (b) (c)	8,902	14,777
Momo, Inc. ADR	16,720	255,983
Montnets Cloud Technology Group Co., Ltd. Class A (b)	23,500	65,690
Muyuan Foods Co., Ltd. Class A	44,514	419,038
NanJi E-Commerce Co., Ltd. Class A	43,000	65,024
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	12,203
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	15,342	99,140
Nanjing Xinjiekou Department Store Co., Ltd. Class A	33,900	52,785
NARI Technology Co., Ltd. Class A	48,000	172,658
National Agricultural Holdings, Ltd. (c) (e)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	30,053
NavInfo Co., Ltd. Class A	30,500	69,395
NetDragon Websoft Holdings, Ltd.	62,500	166,595
NetEase, Inc. ADR	47,890	5,519,323
New China Life Insurance Co., Ltd. Class A	11,200	79,586
New China Life Insurance Co., Ltd. Class H	88,700	302,678
New Hope Liuhe Co., Ltd. Class A (b)	36,400	82,650
New Oriental Education & Technology Group, Inc. ADR (b)	174,596	1,429,941
Newland Digital Technology Co., Ltd. Class A	22,899	58,799
Security Description	Shares	Value
Ningbo Huaxiang Electronic Co., Ltd. Class A	28,000	$84,509
Ningbo Jifeng Auto Parts Co., Ltd. Class A (b)	46,300	58,907
Ningbo Orient Wires & Cables Co., Ltd. Class A	3,200	9,975
Ningbo Tuopu Group Co., Ltd. Class A	34,000	196,974
Ningbo Xusheng Auto Technology Co., Ltd. Class A	14,700	76,744
NIO, Inc. ADR (b)	143,123	7,614,144
Niu Technologies ADR (b) (c)	4,316	140,917
Noah Holdings, Ltd. ADR (b)	3,202	151,134
Nongfu Spring Co., Ltd. Class H (d)	68,200	342,060
Offcn Education Technology Co., Ltd. Class A	29,900	96,676
Offshore Oil Engineering Co., Ltd. Class A	27,900	19,432
Oppein Home Group, Inc. Class A	15,480	340,132
Orient Securities Co., Ltd. Class A	41,500	64,169
PCI-Suntek Technology Co., Ltd. Class A	57,090	65,477
People's Insurance Co. Group of China, Ltd. Class A	24,400	22,395
People's Insurance Co. Group of China, Ltd. Class H	627,000	209,112
Perfect World Co., Ltd. Class A	20,200	74,755
PetroChina Co., Ltd. Class H	1,179,208	573,975
Pharmaron Beijing Co., Ltd. Class A	8,400	282,117
PICC Property & Casualty Co., Ltd. Class H	948,433	830,475
Pinduoduo, Inc. ADR (b)	42,171	5,356,560
Ping An Bank Co., Ltd. Class A	171,800	601,487
Ping An Healthcare & Technology Co., Ltd. (b) (c) (d)	41,400	515,511
Ping An Insurance Group Co. of China, Ltd. Class A	53,300	530,290
Ping An Insurance Group Co. of China, Ltd. Class H	613,728	6,010,162
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	139,800	153,846

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Poly Developments & Holdings Group Co., Ltd. Class A	70,900	$132,124
Poly Property Group Co., Ltd.	312,000	81,155
Postal Savings Bank of China Co., Ltd. Class H (b) (d)	483,000	325,282
Puxin, Ltd. ADR (b) (c)	1,166	2,087
Qianhe Condiment & Food Co., Ltd. Class A	30,840	125,492
Qingdao East Steel Tower Stock Co., Ltd. Class A	63,400	73,793
Qingdao Topscomm Communication, Inc. Class A	26,260	30,727
Qudian, Inc. ADR (b) (c)	15,386	37,080
Qutoutiao, Inc. ADR (b)	10,596	19,709
Rainbow Digital Commercial Co., Ltd. Class A	34,700	35,233
Red Avenue New Materials Group Co., Ltd. Class A	2,100	15,634
RLX Technology, Inc. ADR (b)	71,500	624,195
Roshow Technology Co., Ltd. Class A (b)	27,600	57,585
SAIC Motor Corp., Ltd. Class A	43,500	147,921
Sailun Group Co., Ltd. Class A	96,600	149,366
Sanan Optoelectronics Co., Ltd. Class A	35,200	174,615
Sany Heavy Industry Co., Ltd. Class A	58,400	262,765
SDIC Capital Co., Ltd. Class A	51,372	67,506
Seazen Group, Ltd.	182,000	172,489
Seazen Holdings Co., Ltd. Class A	19,200	123,625
SF Holding Co., Ltd. Class A	19,100	200,139
Shaanxi Coal Industry Co., Ltd. Class A	84,300	154,617
Shandong Airlines Co., Ltd. Class B (b)	86,200	48,950
Shandong Chenming Paper Holdings, Ltd. Class H (c)	72,850	45,403
Shandong Dawn Polymer Co., Ltd. Class A	6,100	16,749
Shandong Denghai Seeds Co., Ltd. Class A	3,800	8,887
Shandong Gold Mining Co., Ltd. Class A	47,360	140,888
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	21,300	88,024
Security Description	Shares	Value
Shandong Linglong Tyre Co., Ltd. Class A	20,400	$138,108
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	158,500	126,832
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	248,000	578,657
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	71,700	96,105
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	27,160	41,912
Shang Gong Group Co., Ltd. Class B (b)	197,600	68,962
Shanghai AtHub Co., Ltd. Class A	30,820	172,684
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	28,740	421,657
Shanghai Baosight Software Co., Ltd. Class A	14,310	112,737
Shanghai Baosight Software Co., Ltd. Class B	74,008	243,486
Shanghai Belling Co., Ltd. Class A	24,500	115,393
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	149,800	82,690
Shanghai Daimay Automotive Interior Co., Ltd. Class A	28,237	79,630
Shanghai Diesel Engine Co., Ltd. Class B	252,100	119,495
Shanghai Electric Group Co., Ltd. Class H	508,418	135,520
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	33,145	83,878
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	15,100	168,579
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	42,000	339,100
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	211,000	140,198
Shanghai Haixin Group Co. Class B	249,713	84,153
Shanghai Henlius Biotech, Inc. Class H (b) (c) (d)	1,400	6,869
Shanghai Highly Group Co., Ltd. Class B	171,100	89,828

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Industrial Urban Development Group, Ltd.	51,000	$4,794
Shanghai International Airport Co., Ltd. Class A	16,500	122,917
Shanghai International Port Group Co., Ltd. Class A	140,400	103,656
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	150,396	108,285
Shanghai Jinjiang International Travel Co., Ltd. Class B	67,674	102,797
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	28,900	61,058
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	128,000	354,826
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	358,900	227,543
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	217,564	202,117
Shanghai M&G Stationery, Inc. Class A	11,196	146,534
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	64,084	86,129
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	21,800	71,296
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	77,400	169,035
Shanghai Phichem Material Co., Ltd. Class A	11,500	32,271
Shanghai Pudong Development Bank Co., Ltd. Class A	192,700	298,258
Shanghai Putailai New Energy Technology Co., Ltd. Class A	15,340	324,329
Shanghai RAAS Blood Products Co., Ltd. Class A	54,000	62,602
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	37,000	64,312
Shanghai Wanye Enterprises Co., Ltd. Class A	41,200	116,314
Shanghai Weaver Network Co., Ltd. Class A	18,684	192,455
Shanghai Yaoji Technology Co., Ltd. Class A	6,500	22,003
Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	24,800	$70,129
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	164,200	40,722
Shanxi Blue Flame Holding Co., Ltd. Class A	50,000	49,684
Shanxi Coking Coal Energy Group Co, Ltd. Class A	88,970	114,434
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	53,500	97,794
Shanxi Meijin Energy Co., Ltd. Class A (b)	49,000	57,336
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	11,000	762,748
Shengda Resources Co., Ltd. Class A	25,200	49,106
Shengyi Technology Co., Ltd. Class A	27,200	98,555
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	6,549
Shenzhen Agricultural Products Group Co., Ltd. Class A	94,100	80,397
Shenzhen Aisidi Co., Ltd. Class A	69,000	107,117
Shenzhen Capchem Technology Co., Ltd. Class A	2,500	38,733
Shenzhen Das Intellitech Co., Ltd. Class A	153,683	91,341
Shenzhen Ellassay Fashion Co., Ltd. Class A	30,980	75,762
Shenzhen Expressway Co., Ltd. Class H	29,000	28,007
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	52,000	88,533
Shenzhen Gas Corp., Ltd. Class A	62,300	63,256
Shenzhen Gongjin Electronics Co., Ltd. Class A	33,800	48,287
Shenzhen Goodix Technology Co., Ltd. Class A	900	18,058
Shenzhen H&T Intelligent Control Co., Ltd. Class A	30,800	114,269
Shenzhen Huaqiang Industry Co., Ltd. Class A	26,500	69,359
Shenzhen Investment, Ltd.	392,197	120,702

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,500	$103,779
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	17,300	38,666
Shenzhen Kinwong Electronic Co., Ltd. Class A	15,720	63,748
Shenzhen Megmeet Electrical Co., Ltd. Class A	19,300	93,291
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,300	393,797
Shenzhen MTC Co., Ltd. Class A (b)	175,500	164,883
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	117,593	59,335
Shenzhen SC New Energy Technology Corp. Class A	600	10,774
Shenzhen SDG Information Co., Ltd. Class A (b)	32,000	40,218
Shenzhen SEG Co., Ltd. Class B	158,700	40,258
Shenzhen Senior Technology Material Co., Ltd. Class A	10,236	65,543
Shenzhen Sunlord Electronics Co., Ltd. Class A	17,300	103,813
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	19,900	38,440
Shenzhen World Union Group, Inc. Class A	14,800	14,042
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (b)	16,100	19,038
Shenzhen Ysstech Info-tech Co., Ltd. Class A	191,300	329,845
Shenzhen Zhenye Group Co., Ltd. Class A	76,000	58,933
Shenzhou International Group Holdings, Ltd.	62,200	1,570,648
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	70,800	125,911
Shimao Group Holdings, Ltd.	175,000	429,058
Shinva Medical Instrument Co., Ltd. Class A	31,100	109,028
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	15,000	46,317
Security Description	Shares	Value
Sichuan Yahua Industrial Group Co., Ltd. Class A	4,000	$14,103
Sinofibers Technology Co., Ltd. Class A	1,900	13,286
Sinoma Science & Technology Co., Ltd. Class A	31,600	127,997
Sino-Ocean Group Holding, Ltd.	954,711	208,993
Sinopec Oilfield Service Corp. Class A (b)	168,700	51,439
Sinopec Oilfield Service Corp. Class H (b) (c)	6,000	556
Sinopec Shanghai Petrochemical Co., Ltd. Class H	690,878	161,024
Sinopharm Group Co., Ltd. Class H	135,600	403,351
Sinotrans, Ltd. Class H	266,000	110,636
Sinotruk Hong Kong, Ltd.	40,000	85,709
SITC International Holdings Co., Ltd.	218,000	910,924
Skshu Paint Co., Ltd. Class A	21,519	586,199
Skyworth Digital Co., Ltd. Class A	43,800	57,692
Smoore International Holdings, Ltd. (d)	150,000	831,525
Sohu.com, Ltd. ADR (b)	5,139	95,585
SooChow Securities Co., Ltd. Class A (b)	52,790	68,144
Spring Airlines Co., Ltd. Class A	11,400	100,399
State Grid Information & Communication Co., Ltd. Class A	6,500	13,320
STO Express Co., Ltd. Class A (b)	23,294	27,473
Sun Art Retail Group, Ltd. (b) (c)	264,500	196,863
Sunac China Holdings, Ltd. (b)	277,000	950,579
Sunac Services Holdings, Ltd. (d)	8,751	32,510
Sunfly Intelligent Technology Co., Ltd. Class A	2,100	3,592
Sungrow Power Supply Co., Ltd. Class A	18,800	334,805
Suning Universal Co., Ltd. Class A (b)	108,100	138,705
Sunny Optical Technology Group Co., Ltd.	81,400	2,572,231
Sunresin New Materials Co., Ltd. Class A	1,700	22,260
Sunward Intelligent Equipment Co., Ltd. Class A	95,400	126,691

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	3,600	$18,143
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	19,200	61,931
Suzhou Maxwell Technologies Co., Ltd. Class A	540	38,004
Taiji Computer Corp., Ltd. Class A	20,079	62,342
TAL Education Group ADR (b)	47,965	1,210,157
TCL Electronics Holdings, Ltd.	153,000	91,219
Tencent Holdings, Ltd.	642,770	48,336,973
Tencent Music Entertainment Group ADR (b)	21,656	335,235
Tianfeng Securities Co., Ltd. Class A	56,610	42,583
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	34,500	206,118
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	43,145	46,165
Tianli Education International Holdings, Ltd.	17,000	6,458
Tianma Microelectronics Co., Ltd. Class A (b)	27,500	60,356
Tianneng Power International, Ltd. (c)	108,000	188,858
Tianshui Huatian Technology Co., Ltd. Class A	66,200	157,691
Tibet Summit Resources Co., Ltd. Class A	10,900	23,906
Times China Holdings, Ltd.	52,000	59,460
Tingyi Cayman Islands Holding Corp.	348,383	695,344
Tong Ren Tang Technologies Co., Ltd. Class H	155,000	142,309
Tongcheng-Elong Holdings, Ltd. (b)	60,000	150,196
TongFu Microelectronics Co., Ltd. Class A	37,400	139,161
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	22,500	41,581
Tongwei Co., Ltd. Class A	39,700	265,881
Topchoice Medical Corp. Class A (b)	11,000	699,753
TravelSky Technology, Ltd. Class H	112,000	241,715
Trip.com Group, Ltd. ADR (b)	47,204	1,673,854
Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H (b)	82,000	$882,737
UE Furniture Co., Ltd. Class A	46,497	73,982
Unigroup Guoxin Microelectronics Co., Ltd. Class A	11,000	262,518
Uni-President China Holdings, Ltd.	217,000	239,470
Unisplendour Corp., Ltd. Class A	25,320	85,747
Universal Scientific Industrial Shanghai Co., Ltd. Class A	25,700	66,867
Up Fintech Holding, Ltd. ADR (b)	6,268	181,647
Uxin, Ltd. ADR (b) (c)	25,536	98,314
Valiant Co., Ltd. Class A	31,300	86,136
Vatti Corp., Ltd. Class A	38,600	43,136
Venus MedTech Hangzhou, Inc. Class H (b) (c) (d)	4,500	37,520
Vipshop Holdings, Ltd. ADR (b)	47,209	947,957
Visionox Technology, Inc. Class A (b)	37,200	60,053
Visual China Group Co., Ltd. Class A	25,300	50,633
Viva Biotech Holdings (d)	30,000	38,399
Walvax Biotechnology Co., Ltd. Class A	9,200	87,858
Wangfujing Group Co., Ltd. Class A	3,800	16,986
Wangneng Environment Co., Ltd. Class A	25,500	62,952
Wanhua Chemical Group Co., Ltd. Class A	21,300	358,756
Want Want China Holdings, Ltd.	1,188,000	841,376
Wasu Media Holding Co., Ltd. Class A	40,500	48,330
Weibo Corp. ADR (b)	4,912	258,469
Weichai Power Co., Ltd. Class A	146,600	405,479
Weichai Power Co., Ltd. Class H	59,000	131,131
Weimob, Inc. (b) (c) (d)	233,000	513,654
West China Cement, Ltd.	446,000	68,343
Westone Information Industry, Inc. Class A	13,300	40,101
Will Semiconductor Co., Ltd. Class A	6,700	333,919
Wingtech Technology Co., Ltd. Class A	3,500	52,493
Winning Health Technology Group Co., Ltd. Class A	118,800	299,167
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,811

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Wuhan Guide Infrared Co., Ltd. Class A	57,110	$243,791
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	28,200	104,841
Wuliangye Yibin Co., Ltd. Class A (b)	33,700	1,553,804
WUS Printed Circuit Kunshan Co., Ltd. Class A	24,500	58,663
WuXi AppTec Co., Ltd. Class A	38,148	924,584
Wuxi Biologics Cayman, Inc. (b) (d)	317,500	5,817,811
Wuxi Shangji Automation Co., Ltd. Class A	18,330	507,697
Wuxi Taiji Industry Co., Ltd. Class A	51,200	72,114
XD, Inc. (b)	12,600	111,140
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	26,400	92,470
Xiamen Faratronic Co., Ltd. Class A	11,200	274,520
Xiamen Intretech, Inc. Class A	18,860	113,583
Xiamen ITG Group Corp., Ltd. Class A	53,200	67,603
Xiamen Jihong Technology Co., Ltd. Class A	11,600	50,954
Xiamen Kingdomway Group Co. Class A	27,100	187,494
Xiangpiaopiao Food Co., Ltd. Class A	12,600	33,193
Xianhe Co., Ltd. Class A	1,000	5,882
Xiaomi Corp. Class B (b) (d)	1,003,000	3,487,191
Xilinmen Furniture Co., Ltd. Class A	34,500	176,269
Xinhuanet Co., Ltd. Class A	18,100	59,308
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	38,700	72,837
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	35,459	55,431
Xinjiang Xintai Natural Gas Co., Ltd. Class A	26,292	74,389
Xinyi Solar Holdings, Ltd.	368,774	795,876
XPeng, Inc. ADR (b) (c)	16,333	725,512
Yadea Group Holdings, Ltd. (d)	114,000	245,150
Yangzijiang Shipbuilding Holdings, Ltd.	370,800	388,951
Yantai Changyu Pioneer Wine Co., Ltd. Class B	36,853	75,501
Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	50,000	$163,059
Yantai Eddie Precision Machinery Co., Ltd. Class A	30,281	200,925
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,500	79,564
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	21,000	35,331
Yanzhou Coal Mining Co., Ltd. Class H (c)	272,882	366,848
Yeahka, Ltd. (b) (c)	14,800	93,097
YGSOFT, Inc. Class A	64,632	79,129
Yifan Pharmaceutical Co., Ltd. Class A	29,900	79,831
Yifeng Pharmacy Chain Co., Ltd. Class A	20,198	175,349
Yihai International Holding, Ltd. (c)	33,000	221,605
Yixintang Pharmaceutical Group Co., Ltd. Class A	16,500	84,558
Yonghui Superstores Co., Ltd. Class A	69,400	50,808
Yonyou Network Technology Co., Ltd. Class A	31,020	159,689
YTO Express Group Co., Ltd. Class A	35,100	54,382
Yum China Holdings, Inc.	47,396	3,139,985
Yunda Holding Co., Ltd. Class A	30,230	63,306
Yunji, Inc. ADR (b) (c)	2,757	4,797
Yunnan Energy New Material Co., Ltd. Class A	12,800	463,790
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	137,700	264,068
Zai Lab, Ltd. ADR (b)	7,340	1,299,107
ZBOM Home Collection Co., Ltd. Class A	700	3,463
Zhaojin Mining Industry Co., Ltd. Class H	88,000	83,628
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	193,618	192,394
Zhejiang Crystal-Optech Co., Ltd. Class A	28,300	64,346
Zhejiang Dahua Technology Co., Ltd. Class A	25,700	83,932
Zhejiang Dingli Machinery Co., Ltd. Class A	15,420	140,074
Zhejiang Expressway Co., Ltd. Class H	254,000	226,007

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	53,800	$67,200
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,200	74,238
Zhejiang Jianfeng Group Co., Ltd. Class A	27,200	50,267
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	22,236	174,216
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	19,480	94,282
Zhejiang Jingu Co., Ltd. Class A (b)	8,500	8,038
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	36,760	48,362
Zhejiang Jinke Culture Industry Co., Ltd. Class A (b)	106,200	53,093
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	53,100	98,789
Zhejiang Longsheng Group Co., Ltd. Class A	26,000	55,293
Zhejiang Medicine Co., Ltd. Class A	31,700	78,553
Zhejiang Meida Industrial Co., Ltd. Class A	49,000	138,638
Zhejiang NHU Co., Ltd. Class A	21,720	96,416
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	39,050	144,937
Zhejiang Satellite Petrochemical Co., Ltd. Class A	40,440	245,300
Zhejiang Semir Garment Co., Ltd. Class A	33,900	62,702
Zhejiang Shibao Co., Ltd. Class A (b)	75,000	67,329
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	4,771
Zhejiang Supor Co., Ltd. Class A	10,990	108,508
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	49,700	96,464
Zhejiang Yasha Decoration Co., Ltd. Class A	96,100	117,804
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	48,007	148,535
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	56,200	71,572
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (d)	27,200	$153,936
Zhongsheng Group Holdings, Ltd.	61,500	511,586
Zhongtian Financial Group Co., Ltd. Class A (b)	117,100	49,480
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	91,000	537,855
Zijin Mining Group Co., Ltd. Class H	1,190,685	1,600,694
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	121,000	173,048
ZTE Corp. Class A	12,100	62,234
ZTE Corp. Class H	115,440	360,478
ZTO Express Cayman, Inc. ADR	53,168	1,613,649
		378,799,539
HONG KONG — 0.8%
Alibaba Pictures Group, Ltd. (b) (c)	1,400,107	194,713
China Fiber Optic Network System Group, Ltd. (b) (e)	686,800	—
China First Capital Group, Ltd. (b)	374,000	2,745
China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	8,000	5,079
China Huishan Dairy Holdings Co., Ltd. (b) (c) (e)	549,000	—
China Investment Fund Co., Ltd. (b)	24,000	8,777
Chongsing Holdings,Ltd. (b) (e)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd.	510,000	99,822
Comba Telecom Systems Holdings, Ltd. (c)	393,847	102,952
CP Pokphand Co., Ltd.	950,000	103,981
Dawnrays Pharmaceutical Holdings, Ltd.	216,000	50,065
Digital China Holdings, Ltd. (c)	160,000	105,694
Fullshare Holdings, Ltd. (b) (c)	31,100	533
Guotai Junan International Holdings, Ltd.	26,000	4,151
Hi Sun Technology China, Ltd. (b) (c)	288,000	48,582
Huabao International Holdings, Ltd.	64,000	154,275
Huiyuan Juice Group, Ltd. (b) (e)	157,000	—

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd.	204,000	$261,638
Shanghai Industrial Holdings, Ltd.	53,000	78,212
Sino Biopharmaceutical, Ltd.	1,245,000	1,221,618
Skyworth Group, Ltd. (b)	126,755	35,582
SSY Group, Ltd.	380,691	340,207
Tech Pro Technology Development, Ltd. (c) (e)	1,684,800	—
United Energy Group, Ltd. (c)	336,000	48,458
United Laboratories International Holdings, Ltd.	118,000	96,790
Vinda International Holdings, Ltd. (c)	48,000	147,724
Wasion Holdings, Ltd.	8,000	2,503
WH Group, Ltd. (d)	1,039,000	933,860
Xinyi Glass Holdings, Ltd.	392,000	1,597,610
		5,645,571
INDIA — 17.1%
Aarti Drugs, Ltd.	3,031	28,850
Aavas Financiers, Ltd. (b)	9,505	346,850
Adani Enterprises, Ltd.	6,410	130,007
Adani Green Energy, Ltd. (b)	39,466	597,273
Adani Ports & Special Economic Zone, Ltd.	124,184	1,175,680
Adani Power, Ltd. (b)	100,261	153,029
Adani Total Gas, Ltd.	15,544	213,273
Adani Transmission, Ltd. (b)	25,051	357,060
Affle India, Ltd. (b)	155	8,974
AIA Engineering, Ltd.	11,072	318,791
Ajanta Pharma, Ltd.	4,367	126,239
Alembic Pharmaceuticals, Ltd.	12,893	170,716
Alok Industries, Ltd. (b)	431,312	156,672
Amber Enterprises India, Ltd. (b)	592	23,306
APL Apollo Tubes, Ltd. (b)	2,452	53,747
Apollo Hospitals Enterprise, Ltd.	27,753	1,351,563
Apollo Tyres, Ltd. (b)	65,515	198,317
Ashok Leyland, Ltd.	65,381	107,840
Asian Paints, Ltd.	35,275	1,420,254
Astral, Ltd.	2,696	72,162
AstraZeneca Pharma India, Ltd.	10,545	512,311
AU Small Finance Bank, Ltd. (b) (d)	9,402	131,025
Aurobindo Pharma, Ltd.	46,150	599,273
Avenue Supermarts, Ltd. (b) (d)	7,094	319,158
Axis Bank, Ltd. (b)	221,091	2,225,782
Security Description	Shares	Value
Azure Power Global, Ltd. (b) (c)	2,048	$55,132
Bajaj Auto, Ltd. (b)	8,133	452,315
Bajaj Electricals, Ltd. (b)	31,764	438,833
Bajaj Finance, Ltd. (b)	23,664	1,915,230
Bajaj Finserv, Ltd. (b)	3,793	617,915
Balkrishna Industries, Ltd.	5,740	172,918
Bandhan Bank, Ltd. (b) (d)	66,105	293,706
Bank of Baroda (b)	56,932	65,794
BEML, Ltd.	9,142	164,379
Bharat Electronics, Ltd.	133,241	319,076
Bharat Forge, Ltd. (b)	35,854	367,512
Bharat Heavy Electricals, Ltd. (b)	306,684	270,458
Bharat Petroleum Corp., Ltd.	75,568	475,896
Bharti Airtel, Ltd.	278,593	1,970,166
Biocon, Ltd. (b)	173,050	941,613
Birlasoft, Ltd.	69,704	374,731
Bosch, Ltd.	972	196,481
Britannia Industries, Ltd.	6,190	303,933
Cadila Healthcare, Ltd.	33,561	291,317
Can Fin Homes, Ltd.	80,207	564,945
Cholamandalam Financial Holdings, Ltd.	45,379	404,278
Cholamandalam Investment & Finance Co., Ltd.	82,341	568,566
Cipla, Ltd.	117,309	1,533,871
City Union Bank, Ltd.	249	558
Coal India, Ltd.	178,789	352,743
Crompton Greaves Consumer Electricals, Ltd.	35,166	205,612
Dabur India, Ltd.	44,797	342,773
DCB Bank, Ltd. (b)	94,078	130,998
Deepak Nitrite, Ltd. (b)	3,614	87,934
Dhani Services, Ltd. (b)	26,612	63,711
Dish TV India, Ltd. (b)	158,792	29,695
Dishman Carbogen Amcis, Ltd. (b)	3,772	10,885
Divi's Laboratories, Ltd. (b)	11,812	700,528
Dixon Technologies India, Ltd.	12,117	720,703
DLF, Ltd.	86,348	326,550
Dr Lal PathLabs, Ltd. (d)	10,306	453,732
Dr Reddy's Laboratories, Ltd.	13,914	1,015,153
DRC Systems India Pvt, Ltd. (b)	633	2,291
Edelweiss Financial Services, Ltd.	43,497	42,338
Eicher Motors, Ltd. (b)	13,071	469,724
Emami, Ltd.	15,473	116,646
Escorts, Ltd.	46,848	768,993
Federal Bank, Ltd.	212,358	248,841

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Fine Organic Industries, Ltd.	23	$896
Fortis Healthcare, Ltd. (b)	60,113	196,845
Future Consumer, Ltd. (b)	407,650	53,472
Future Lifestyle Fashions, Ltd. (b)	37,116	38,250
Future Retail, Ltd. (b)	51,480	45,607
GAIL India, Ltd.	212,639	428,110
Gillette India, Ltd.	1,222	93,268
Glenmark Pharmaceuticals, Ltd.	24,235	212,761
GMR Infrastructure, Ltd. (b)	818,632	350,229
Godrej Consumer Products, Ltd. (b)	62,976	737,318
Godrej Industries, Ltd. (b)	23,521	180,798
Godrej Properties, Ltd. (b)	2,985	56,134
Granules India, Ltd.	79,009	353,537
Graphite India, Ltd. (b)	2,872	24,626
Grasim Industries, Ltd.	18,971	382,521
Gujarat Pipavav Port, Ltd.	53,728	81,499
Havells India, Ltd.	45,069	594,331
HCL Technologies, Ltd.	128,764	1,703,745
HDFC Life Insurance Co., Ltd. (d)	44,708	412,796
HEG, Ltd.	2,398	70,675
Hero MotoCorp, Ltd.	15,861	619,375
HFCL, Ltd. (b)	134,431	122,078
Hindalco Industries, Ltd.	151,729	759,462
Hindustan Copper, Ltd. (b)	28,725	55,688
Hindustan Petroleum Corp., Ltd.	68,748	271,181
Hindustan Unilever, Ltd.	112,376	3,736,241
Hindustan Zinc, Ltd.	198,297	905,182
Housing Development Finance Corp., Ltd.	229,488	7,642,139
ICICI Bank, Ltd. ADR (b)	268,654	4,593,983
ICICI Bank, Ltd. (b)	603	5,118
ICICI Lombard General Insurance Co., Ltd. (d)	2,783	58,670
ICICI Prudential Life Insurance Co., Ltd. (d)	14,832	122,260
IDFC First Bank, Ltd. (b)	141,540	103,208
IDFC, Ltd. (b)	208,132	150,926
IIFL Finance, Ltd.	175,584	600,949
India Cements, Ltd.	46,949	121,241
Indiabulls Housing Finance, Ltd.	52,656	184,930
Indiabulls Real Estate, Ltd. (b)	41,112	65,155
IndiaMart InterMesh, Ltd. (d)	466	43,836
Indian Hotels Co., Ltd.	398,159	757,697
Indian Oil Corp., Ltd.	285,490	414,427
Indus Towers, Ltd.	93,411	299,913
Infibeam Avenues, Ltd.	584,354	407,625
Info Edge India, Ltd.	4,161	275,184
Security Description	Shares	Value
Infosys, Ltd. ADR	442,287	$9,372,062
InterGlobe Aviation, Ltd. (b) (d)	9,444	218,147
IOL Chemicals & Pharmaceuticals, Ltd.	2,075	16,970
Ipca Laboratories, Ltd.	18,647	508,358
ITC, Ltd. GDR	247,481	673,148
Jindal Steel & Power, Ltd. (b)	78,696	420,795
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	3,356	100,648
JSW Steel, Ltd.	195,667	1,800,305
Jubilant Foodworks, Ltd. (b)	12,545	519,859
Jubilant Ingrevia, Ltd. (b)	13,527	95,260
Jubilant Pharmova, Ltd.	13,048	128,540
Jump Networks, Ltd.	23,612	3,383
Just Dial, Ltd. (b)	6,092	78,758
Karnataka Bank, Ltd. (b)	71,872	60,240
Kaveri Seed Co., Ltd.	14,881	146,167
Kotak Mahindra Bank, Ltd. (b)	112,390	2,579,315
Larsen & Toubro, Ltd. GDR	66,693	1,340,529
Laurus Labs, Ltd. (d)	122,442	1,134,396
Lemon Tree Hotels, Ltd. (b) (d)	419,814	236,933
LIC Housing Finance, Ltd.	50,815	321,311
Lupin, Ltd.	32,263	498,768
Mahindra & Mahindra Financial Services, Ltd.	102,184	215,971
Mahindra & Mahindra, Ltd.	150,627	1,575,980
MakeMyTrip, Ltd. (b)	14,931	448,677
Manappuram Finance, Ltd.	83,917	190,515
Marico, Ltd.	70,331	502,243
Marksans Pharma, Ltd.	324,925	377,032
Maruti Suzuki India, Ltd.	11,330	1,145,636
Max Financial Services, Ltd. (b)	19,857	283,282
Meghmani Organics, Ltd. (b)	18,961	35,267
Mindtree, Ltd.	16,070	562,223
Motherson Sumi Systems, Ltd. (b)	123,116	401,001
Muthoot Finance, Ltd.	13,589	270,875
Natco Pharma, Ltd.	12,301	186,898
Navin Fluorine International, Ltd.	7,723	389,553
NCC, Ltd.	108,462	126,731
Nestle India, Ltd.	2,895	686,769
NOCIL, Ltd. (b)	17,561	51,162
NTPC, Ltd.	195,600	306,308
Oberoi Realty, Ltd. (b)	307	2,601
Oil & Natural Gas Corp., Ltd.	474,824	751,874
Page Industries, Ltd.	1,047	415,842
PI Industries, Ltd.	11,924	466,886

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Piramal Enterprises, Ltd.	6,171	$199,107
PNB Housing Finance, Ltd. (b) (d)	54,708	502,993
Power Finance Corp., Ltd.	106,327	184,245
Power Grid Corp. of India, Ltd.	110,815	346,474
Rajesh Exports, Ltd.	34,543	262,384
Raymond, Ltd. (b)	11,201	62,093
RBL Bank, Ltd. (b) (d)	71,691	203,026
REC, Ltd.	95,243	190,345
Reliance Industries, Ltd. GDR (d)	190,902	10,805,053
Repco Home Finance, Ltd.	132,143	662,226
SBI Life Insurance Co., Ltd. (d)	24,935	338,198
Sequent Scientific, Ltd. (b)	140,304	590,530
Shilpa Medicare, Ltd.	16,451	119,327
Shriram City Union Finance, Ltd.	9,522	219,449
Shriram Transport Finance Co., Ltd.	25,758	465,276
Siemens, Ltd.	37,583	1,021,891
Solara Active Pharma Sciences, Ltd.	1,170	26,514
South Indian Bank, Ltd. (b)	598,591	105,899
SpiceJet, Ltd. (b)	76,660	83,539
State Bank of India	226,572	1,277,801
Steel Authority of India, Ltd.	276,157	485,216
Strides Pharma Science, Ltd.	18,026	184,140
Sun Pharma Advanced Research Co., Ltd. (b)	33,202	102,626
Sun Pharmaceutical Industries, Ltd.	153,787	1,397,490
Suzlon Energy, Ltd. (b)	1,322,417	142,329
Tata Communications, Ltd.	3,522	60,987
Tata Consultancy Services, Ltd.	115,440	5,196,198
Tata Consumer Products, Ltd.	20,205	205,067
Tata Motors, Ltd. (b)	211,249	965,158
Tata Steel, Ltd.	47,083	738,962
TCI Express, Ltd.	1,226	23,736
Tech Mahindra, Ltd.	64,740	954,116
Thyrocare Technologies, Ltd. (d)	47,915	846,200
Titan Co., Ltd.	22,050	513,946
Torrent Pharmaceuticals, Ltd.	9,983	389,704
Trent, Ltd.	7,737	88,461
TVS Motor Co., Ltd.	48,869	407,954
Ujjivan Financial Services, Ltd.	20,868	57,918
UltraTech Cement, Ltd.	8,451	770,402
United Breweries, Ltd.	9,391	182,728
United Spirits, Ltd. (b)	61,652	548,797
Security Description	Shares	Value
UPL, Ltd.	54,953	$586,163
Vakrangee, Ltd.	207,344	116,462
Vedanta, Ltd.	75,219	265,994
V-Mart Retail, Ltd. (b)	3,941	148,475
Vodafone Idea, Ltd. (b)	930,142	124,511
Wipro, Ltd. ADR	313,793	2,450,723
WNS Holdings, Ltd. ADR (b)	12,328	984,637
Wockhardt, Ltd. (b)	26,205	182,638
Yes Bank, Ltd. (b)	162,974	29,709
Zee Entertainment Enterprises, Ltd.	99,758	288,215
		124,734,761
INDONESIA — 1.8%
Ace Hardware Indonesia Tbk PT	2,810,800	242,310
Adaro Energy Tbk PT	2,371,800	197,105
AKR Corporindo Tbk PT	153,100	33,260
Astra International Tbk PT	3,074,600	1,047,484
Bank Central Asia Tbk PT	1,580,496	3,283,617
Bank Mandiri Persero Tbk PT	3,058,310	1,244,416
Bank Negara Indonesia Persero Tbk PT	656,500	209,627
Bank Rakyat Indonesia Persero Tbk PT	7,519,480	2,043,224
Barito Pacific Tbk PT	2,333,400	137,590
Chandra Asri Petrochemical Tbk PT	150,200	101,774
Charoen Pokphand Indonesia Tbk PT	682,700	294,267
Ciputra Development Tbk PT	1,084,296	69,545
Gudang Garam Tbk PT (b)	2,800	8,535
Indah Kiat Pulp & Paper Tbk PT	259,100	133,124
Indocement Tunggal Prakarsa Tbk PT	334,525	237,628
Kalbe Farma Tbk PT	1,191,900	115,080
Lippo Karawaci Tbk PT (b)	4,750,010	50,448
Matahari Department Store Tbk PT (b)	23,500	3,168
Media Nusantara Citra Tbk PT (b)	491,100	31,498
Pabrik Kertas Tjiwi Kimia Tbk PT	94,100	50,619
Pakuwon Jati Tbk PT (b)	2,691,600	81,676
Perusahaan Gas Negara Tbk PT (b)	1,881,740	130,424
PP Persero Tbk PT (b)	918,476	57,959
Semen Indonesia Persero Tbk PT	636,100	416,755
Summarecon Agung Tbk PT (b)	1,155,027	67,709
Surya Semesta Internusa Tbk PT	1,621,700	48,763

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Telkom Indonesia Persero Tbk PT	6,905,970	$1,500,263
Tower Bersama Infrastructure Tbk PT	1,930,800	427,439
Transcoal Pacific Tbk PT	103,300	62,514
Unilever Indonesia Tbk PT	392,200	133,889
United Tractors Tbk PT	223,145	311,634
Wijaya Karya Persero Tbk PT	868,857	59,322
		12,832,666
MACAU — 0.0% (a)
Huasheng International Holding, Ltd. (b)	284,000	36,570
MALAYSIA — 2.5%
AEON Credit Service M Bhd	74,050	207,265
AirAsia Group Bhd (b)	269,800	57,840
Alliance Bank Malaysia Bhd	793,410	460,585
AMMB Holdings Bhd	110,800	78,733
Astro Malaysia Holdings Bhd	210,500	58,310
Axiata Group Bhd	557,883	502,585
Bermaz Auto Bhd	300,580	110,776
British American Tobacco Malaysia Bhd	4,900	16,855
Bursa Malaysia Bhd	399,351	762,821
Cahya Mata Sarawak Bhd	265,200	72,824
Careplus Group Bhd	3,300	1,312
Carlsberg Brewery Malaysia Bhd Class B	104,103	556,687
CIMB Group Holdings Bhd	598,046	664,095
Datasonic Group Bhd	515,600	57,751
Dayang Enterprise Holdings Bhd (b)	160,350	50,598
Dialog Group Bhd	695,200	483,952
DiGi.Com Bhd	231,500	230,301
Eco World Development Group Bhd	213,600	36,016
Focus Dynamics Group Bhd (b)	59,100	569
Frontken Corp. Bhd	211,500	146,213
Gamuda Bhd (b)	224,441	169,216
Genting Bhd	544,100	646,131
Genting Malaysia Bhd	603,100	402,406
Globetronics Technology Bhd	140,400	77,784
Hartalega Holdings Bhd	114,300	202,362
Hibiscus Petroleum Bhd	241,800	39,897
Hong Leong Bank Bhd	61,100	275,513
IHH Healthcare Bhd	151,600	199,748
IJM Corp. Bhd	1,159,780	500,062
Inari Amertron Bhd	698,912	533,675
IOI Corp. Bhd	770,696	698,017
IOI Properties Group Bhd	655,216	176,765
KNM Group Bhd (b)	904,700	38,136
Security Description	Shares	Value
Kuala Lumpur Kepong Bhd	61,096	$299,630
Malayan Banking Bhd	644,548	1,259,131
Malaysia Airports Holdings Bhd (b)	153,000	221,125
Maxis Bhd	407,900	431,333
MISC Bhd	94,600	154,495
My EG Services Bhd	476,272	204,207
Padini Holdings Bhd	235,600	157,767
Pentamaster Corp. Bhd	402,375	448,753
Petronas Chemicals Group Bhd	160,600	311,800
PPB Group Bhd	140,020	617,215
Press Metal Aluminium Holdings Bhd	1,077,180	1,240,255
Public Bank Bhd	1,560,100	1,544,505
RHB Bank Bhd	307,300	399,716
Sapura Energy Bhd (b)	964,500	29,041
Sime Darby Bhd	412,888	216,812
Sime Darby Plantation Bhd	405,399	388,652
Sime Darby Property Bhd	428,588	61,942
Supermax Corp. Bhd	203,782	161,985
Telekom Malaysia Bhd	157,209	229,859
Tenaga Nasional Bhd	363,650	857,554
Top Glove Corp. Bhd	478,900	481,034
Velesto Energy Bhd (b)	786,700	29,372
Yinson Holdings Bhd	159,500	192,483
YTL Corp. Bhd (b)	453,710	71,584
		18,526,050
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	434,619	88,744
Fauji Fertilizer Co., Ltd.	11,248	7,572
Habib Bank, Ltd.	96,238	74,725
Lucky Cement, Ltd. (b)	39,584	216,868
Millat Tractors, Ltd.	26,868	184,054
National Bank of Pakistan (b)	383,500	88,989
Nishat Mills, Ltd.	115,300	68,258
Searle Co., Ltd.	64,903	99,916
United Bank, Ltd.	100,585	77,992
		907,118
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	140,870	121,636
Alliance Global Group, Inc.	936,100	194,833
Ayala Land, Inc.	1,506,788	1,112,767
Bank of the Philippine Islands	117,780	214,014
BDO Unibank, Inc.	234,695	544,248
Bloomberry Resorts Corp. (b)	537,400	71,668
Cebu Air, Inc. (b)	74,130	82,308
Cosco Capital, Inc.	1,750,600	191,503
D&L Industries, Inc.	1,899,300	317,879
DoubleDragon Properties Corp. (b)	614,170	152,237

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Globe Telecom, Inc.	2,805	$105,730
GT Capital Holdings, Inc.	9,314	115,817
JG Summit Holdings, Inc.	424,492	540,452
Jollibee Foods Corp.	53,220	232,875
LT Group, Inc.	637,600	168,494
Metro Pacific Investments Corp.	1,528,000	121,764
Metropolitan Bank & Trust Co.	109,610	109,352
Nickel Asia Corp.	1,494,671	168,711
PLDT, Inc.	21,824	578,069
Puregold Price Club, Inc.	398,650	330,745
SM Investments Corp.	39,385	806,418
SM Prime Holdings, Inc.	1,235,000	923,436
Universal Robina Corp.	112,810	333,935
		7,538,891
SINGAPORE — 0.0% (a)
Silverlake Axis, Ltd.	262,300	45,857
TAIWAN — 21.3%
Accton Technology Corp.	46,000	545,644
Acer, Inc.	796,395	837,483
Advantech Co., Ltd.	60,980	755,069
ASE Technology Holding Co., Ltd.	526,898	2,117,993
Asia Cement Corp.	619,073	1,126,496
Asustek Computer, Inc. (b)	153,138	2,041,840
AU Optronics Corp. ADR	187,549	1,517,271
Bank of Kaohsiung Co., Ltd.	341,210	132,259
Baotek Industrial Materials, Ltd. (b)	22,000	27,162
Catcher Technology Co., Ltd.	115,539	754,710
Cathay Financial Holding Co., Ltd.	1,503,952	2,909,395
Center Laboratories, Inc.	75,525	189,202
Chailease Holding Co., Ltd.	139,000	1,010,229
Chang Hwa Commercial Bank, Ltd.	744,109	431,309
Cheng Shin Rubber Industry Co., Ltd.	152,000	255,038
Chilisin Electronics Corp.	14,937	54,146
China Development Financial Holding Corp.	3,687,272	1,740,247
China Life Insurance Co., Ltd.	204,672	193,562
China Steel Chemical Corp. (b)	18,877	77,574
China Steel Corp.	1,978,625	2,812,151
Chroma ATE, Inc.	34,000	233,683
Chung Lien Transportation Co., Ltd.	85,000	286,155
Chunghwa Telecom Co., Ltd.	334,268	1,367,664
Compal Electronics, Inc.	1,145,431	918,811
Security Description	Shares	Value
Compeq Manufacturing Co., Ltd.	55,000	$82,907
CTBC Financial Holding Co., Ltd.	3,379,515	2,753,342
Delta Electronics, Inc.	333,787	3,629,877
E.Sun Financial Holding Co., Ltd.	1,129,828	1,066,468
Eclat Textile Co., Ltd.	47,365	1,115,171
eCloudvalley Digital Technology Co., Ltd.	16,274	256,996
Elite Material Co., Ltd.	21,000	164,307
eMemory Technology, Inc.	16,000	766,622
ENNOSTAR, Inc. (b)	132,585	373,546
Evergreen Marine Corp. Taiwan, Ltd. (b)	122,000	862,593
Everlight Electronics Co., Ltd.	182,996	346,124
Far Eastern New Century Corp.	1,016,170	1,167,068
Far EasTone Telecommunications Co., Ltd.	195,000	452,113
Feng TAY Enterprise Co., Ltd.	65,830	577,674
Firich Enterprises Co., Ltd. (b)	41,640	54,026
First Financial Holding Co., Ltd.	1,220,263	994,167
Formosa Chemicals & Fibre Corp.	687,691	2,090,531
Formosa Petrochemical Corp.	227,000	867,672
Formosa Plastics Corp.	734,137	2,713,903
Foxconn Technology Co., Ltd.	271,519	640,244
Fubon Financial Holding Co., Ltd.	1,246,998	3,307,426
General Biologicals Corp. (b)	988	1,812
Genius Electronic Optical Co., Ltd.	6,475	131,069
Giant Manufacturing Co., Ltd.	53,000	605,850
Globalwafers Co., Ltd.	17,000	560,718
Himax Technologies, Inc. ADR (c)	23,608	393,309
Hiwin Technologies Corp.	46,473	658,837
Holy Stone Enterprise Co., Ltd.	14,000	72,858
Hon Hai Precision Industry Co., Ltd.	1,624,760	6,531,112
Hotai Motor Co., Ltd.	49,000	1,079,803
HTC Corp. (b)	138,710	195,650
Hua Nan Financial Holdings Co., Ltd.	1,129,976	748,248
Innolux Corp.	1,127,753	839,870
Inventec Corp.	432,000	406,999
ITEQ Corp.	17,267	88,310

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
King Yuan Electronics Co., Ltd. (b)	412,898	$665,379
Largan Precision Co., Ltd.	10,710	1,191,602
Lite-On Technology Corp.	627,891	1,298,036
Macronix International Co., Ltd.	312,673	512,845
Makalot Industrial Co., Ltd.	56,069	551,383
MediaTek, Inc.	185,219	6,395,000
Medigen Biotechnology Corp. (b)	14,000	32,811
Mega Financial Holding Co., Ltd.	1,410,148	1,662,570
Merry Electronics Co., Ltd.	53,789	203,669
Microbio Co., Ltd. (b)	3,000	6,622
Micro-Star International Co., Ltd.	54,000	305,249
Motech Industries, Inc. (b)	107,869	134,921
Nan Ya Plastics Corp.	1,046,759	3,125,719
Nanya Technology Corp.	78,000	223,117
Nien Made Enterprise Co., Ltd.	11,000	163,248
Novatek Microelectronics Corp.	96,062	1,720,411
O-Bank Co., Ltd.	1,020,281	259,258
Oneness Biotech Co., Ltd. (b)	16,000	133,226
PChome Online, Inc.	30,957	121,661
Pegatron Corp.	398,630	984,325
Phoenix Silicon International Corp.	22,000	36,992
Pou Chen Corp.	270,000	380,834
Powertech Technology, Inc.	262,518	1,012,855
President Chain Store Corp.	60,000	566,353
ProMOS Technologies, Inc. (b) (e)	2,232	—
Quanta Computer, Inc.	635,194	1,994,777
Radiant Opto-Electronics Corp.	52,000	226,756
Realtek Semiconductor Corp.	94,161	1,706,642
RichWave Technology Corp.	10,000	173,890
Ritek Corp. (b)	69,593	23,079
Senhwa Biosciences, Inc. (b)	1,000	6,406
Shanghai Commercial & Savings Bank, Ltd.	435,000	706,460
Shin Kong Financial Holding Co., Ltd.	3,046,600	1,042,049
Silicon Motion Technology Corp. ADR	4,487	287,617
Simplo Technology Co., Ltd.	16,000	206,155
Sino-American Silicon Products, Inc.	42,000	290,929
Security Description	Shares	Value
SinoPac Financial Holdings Co., Ltd. (b)	3,550,630	$1,752,218
Sitronix Technology Corp.	10,000	112,337
Synnex Technology International Corp.	260,000	474,975
TA-I Technology Co., Ltd.	15,750	42,339
Taishin Financial Holding Co., Ltd.	1,279,120	700,102
Taiwan Cement Corp.	1,083,656	1,983,543
Taiwan Cooperative Financial Holding Co., Ltd.	343,120	261,689
Taiwan FU Hsing Industrial Co., Ltd.	248,000	408,104
Taiwan High Speed Rail Corp.	148,000	158,823
Taiwan Mobile Co., Ltd.	261,200	956,210
Taiwan Paiho, Ltd.	36,000	131,790
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	379,264	45,572,362
Taiwan Surface Mounting Technology Corp.	20,000	86,855
Taiwan Union Technology Corp.	13,000	54,356
Teco Electric and Machinery Co., Ltd.	183,000	218,057
TPK Holding Co., Ltd. (b)	34,000	56,865
Tripod Technology Corp.	192,361	932,032
Unimicron Technology Corp.	122,000	564,845
Uni-President Enterprises Corp.	770,971	2,025,485
United Integrated Services Co., Ltd.	96,755	737,925
United Microelectronics Corp. ADR (c)	369,022	3,487,258
Vanguard International Semiconductor Corp.	31,000	131,288
Voltronic Power Technology Corp.	7,350	354,805
Walsin Lihwa Corp.	628,000	660,400
Walsin Technology Corp.	41,000	334,769
Win Semiconductors Corp.	42,000	565,276
Winbond Electronics Corp.	141,000	176,361
Wistron Corp.	954,715	1,062,222
Wiwynn Corp.	10,000	357,829
Yageo Corp.	41,144	819,557
Yang Ming Marine Transport Corp. (b)	57,000	373,351
Yuanta Financial Holding Co., Ltd. (b)	2,096,518	2,020,332
Zhen Ding Technology Holding, Ltd.	66,000	248,721
		155,108,242

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
THAILAND — 2.7%
Advanced Info Service PCL	220,298	$1,175,381
Airports of Thailand PCL	466,900	903,208
Bangkok Bank PCL NVDR	37,500	132,215
Bangkok Dusit Medical Services PCL Class F	131,400	94,296
Bangkok Expressway & Metro PCL	2,472,007	628,607
Beauty Community PCL (b)	42,100	2,233
BEC World PCL (b)	37,300	16,177
Bumrungrad Hospital PCL	48,000	192,449
Carabao Group PCL Class F	21,900	96,688
Central Plaza Hotel PCL (b)	64,700	66,618
Charoen Pokphand Foods PCL	314,700	260,204
Chularat Hospital PCL Class F	2,614,200	324,634
CP ALL PCL	928,279	1,737,808
CPN Retail Growth Leasehold REIT	49,100	33,704
Delta Electronics Thailand PCL	39,200	706,945
Electricity Generating PCL	29,099	158,887
Energy Absolute PCL	308,200	586,590
Frasers Property Thailand Industrial Freehold & Leasehold REIT	97,087	41,804
Global Power Synergy PCL Class F	39,000	88,830
Gulf Energy Development PCL	356,900	381,399
Gunkul Engineering PCL (c)	2,131,843	313,956
Hana Microelectronics PCL	139,000	309,009
Ichitan Group PCL	178,200	66,721
Indorama Ventures PCL	224,800	285,822
Intouch Holdings PCL Class F	54,700	110,936
IRPC PCL	3,112,191	372,880
Jasmine International PCL (c)	831,525	75,239
Kasikornbank PCL	77,854	287,853
Kasikornbank PCL NVDR	119,300	439,233
KCE Electronics PCL	390,162	937,363
Krungthai Card PCL	118,700	248,140
Lotus's Retail Growth Freehold & Leasehold Property Fund	365,500	183,605
MC Group PCL	403,900	114,680
Mega Lifesciences PCL	308,000	367,582
Minor International PCL (b)	431,786	404,168
Muangthai Capital PCL	31,500	56,513
PTG Energy PCL	239,600	138,303
Security Description	Shares	Value
PTT Exploration & Production PCL	207,807	$758,609
PTT Global Chemical PCL NVDR	104,900	193,108
PTT PCL	1,132,717	1,387,181
Siam Cement PCL NVDR	66,400	895,002
Siam Commercial Bank PCL	320,197	979,074
Srisawad Corp. PCL	330,331	708,588
Super Energy Corp. PCL NVDR	1,351,700	39,223
SVI PCL (c)	1,066,140	162,333
Thai Beverage PCL	1,327,700	666,714
Thai Oil PCL	384,640	654,068
Thai Union Group PCL Class F	291,900	180,331
TMBThanachart Bank PCL	4,400,733	153,785
True Corp. PCL NVDR	1,860,083	184,557
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	90,200	37,712
		19,340,965
UNITED STATES — 0.1%
Ideanomics, Inc. (b) (c)	25,460	72,306
JS Global Lifestyle Co., Ltd. (d)	103,000	289,801
Legend Biotech Corp. ADR (b)	2,156	88,504
		450,611
TOTAL COMMON STOCKS (Cost $503,251,111)		723,966,841

WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	73,100	4,930
THAILAND — 0.0% (a)
Minor International PCL (expiring 2/15/24) (b)	14,243	2,044
Minor International PCL (expiring 5/5/23) (b)	15,717	2,550
Srisawad Corp. PCL (expiring 8/29/25) (b)	11,785	5,369
		9,963
TOTAL WARRANTS (Cost $0)		14,893
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	2,510,976	2,511,730

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	2,566,912	$2,566,912
TOTAL SHORT-TERM INVESTMENTS (Cost $5,078,564)		5,078,642
TOTAL INVESTMENTS — 100.1% (Cost $508,332,279)		729,062,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(423,998)
NET ASSETS — 100.0%		$728,638,956
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the security is $328,535, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,578	$—	$2,578
Common Stocks	707,252,102	16,386,204	328,535	723,966,841
Warrants	14,893	—	—	14,893
Short-Term Investments	5,078,642	—	—	5,078,642
TOTAL INVESTMENTS	$712,345,637	$16,388,782	$328,535	$729,062,954
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	20.8%
Consumer Discretionary	20.2
Financials	16.1
Communication Services	11.2
Health Care	6.4
Industrials	6.2
Materials	5.8
Consumer Staples	5.6
Energy	3.3
Real Estate	2.2
Utilities	1.6
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,596	$468,690	$40,099,764	$38,057,126	$325	$77	2,510,976	$2,511,730	$907
State Street Navigator Securities Lending Portfolio II	2,793,649	2,793,649	54,711,089	54,937,826	—	—	2,566,912	2,566,912	51,783
Total		$3,262,339	$94,810,853	$92,994,952	$325	$77		$5,078,642	$52,690
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	139,000	$1,144,340
AVIC Electromechanical Systems Co., Ltd. Class A	453,500	706,834
AVIC Shenyang Aircraft Co., Ltd. Class A	124,040	1,157,682
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	183,100	744,773
AviChina Industry & Technology Co., Ltd. Class H	1,791,000	1,185,413
AVICOPTER PLC Class A	65,400	533,861
China Avionics Systems Co., Ltd. Class A	216,887	555,574
		6,028,477
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. ADR (a) (b)	276,308	491,828
JD Logistics, Inc. (a) (c)	479,800	2,613,434
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	150,417
SF Holding Co., Ltd. Class A	193,000	2,022,350
Sinotrans, Ltd. Class H	1,001,000	416,340
STO Express Co., Ltd. Class A (a)	27,671	32,635
YTO Express Group Co., Ltd. Class A	257,700	399,263
Yunda Holding Co., Ltd. Class A	114,558	239,902
ZTO Express Cayman, Inc. ADR	263,820	8,006,937
		14,373,106
AIRLINES — 0.2%
Air China, Ltd. Class A	691,900	833,169
Air China, Ltd. Class H (a)	460,000	338,224
China Eastern Airlines Corp., Ltd. Class A	760,400	597,883
China Eastern Airlines Corp., Ltd. Class H	204,000	86,425
China Southern Airlines Co., Ltd. Class A (a)	474,600	442,216
China Southern Airlines Co., Ltd. Class H (a) (b)	754,000	467,982
Spring Airlines Co., Ltd. Class A	74,800	658,756
		3,424,655
AUTO COMPONENTS — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	202,632
China First Capital Group, Ltd. (a)	2,086,000	15,311
Fuyao Glass Industry Group Co., Ltd. Class A	143,200	1,237,874
Fuyao Glass Industry Group Co., Ltd. Class H (c)	233,200	1,642,581
Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	140,600	$571,684
Kandi Technologies Group, Inc. (a) (b)	22,652	135,459
Kuang-Chi Technologies Co., Ltd. Class A (a)	73,500	236,739
Minth Group, Ltd.	518,000	2,461,315
Ningbo Tuopu Group Co., Ltd. Class A	29,500	170,904
Shandong Linglong Tyre Co., Ltd. Class A	161,100	1,090,648
Tianneng Power International, Ltd. (b)	452,000	790,404
		8,555,551
AUTOMOBILES — 4.4%
BAIC Motor Corp., Ltd. Class H (b) (c)	119,400	44,434
Brilliance China Automotive Holdings, Ltd. (d)	1,754,000	1,236,587
BYD Co., Ltd. Class A	114,400	4,444,369
BYD Co., Ltd. Class H (b)	347,000	10,375,348
Chongqing Changan Automobile Co., Ltd. Class A	347,100	1,411,856
Dongfeng Motor Group Co., Ltd. Class H	1,365,300	1,227,141
Geely Automobile Holdings, Ltd.	2,959,000	9,316,115
Great Wall Motor Co., Ltd. Class H	1,977,500	6,391,477
Guangzhou Automobile Group Co., Ltd. Class H	1,787,691	1,604,487
Li Auto, Inc. ADR (a) (b)	77,965	2,724,097
NIO, Inc. ADR (a)	694,310	36,937,292
Niu Technologies ADR (a) (b)	16,392	535,199
Qingling Motors Co., Ltd. Class H	3,216,000	683,299
SAIC Motor Corp., Ltd. Class A	446,479	1,518,244
XPeng, Inc. ADR (a) (b)	82,851	3,680,241
Yadea Group Holdings, Ltd. (c)	380,000	817,167
		82,947,353
BANKS — 7.8%
Agricultural Bank of China, Ltd. Class A	4,947,800	2,320,412
Agricultural Bank of China, Ltd. Class H	15,681,000	5,451,908
Bank of Beijing Co., Ltd. Class A	712,100	536,760
Bank of Chengdu Co., Ltd. Class A	392,800	768,474
Bank of China, Ltd. Class A	1,660,200	791,446
Bank of China, Ltd. Class H	39,610,700	14,230,748
Bank of Chongqing Co., Ltd. Class H	1,419,500	945,011
Bank of Communications Co., Ltd. Class A	947,100	718,294
Bank of Communications Co., Ltd. Class H	11,080,824	7,448,238

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Hangzhou Co., Ltd. Class A	389,000	$888,080
Bank of Jiangsu Co., Ltd. Class A	619,200	680,455
Bank of Nanjing Co., Ltd. Class A	383,200	623,953
Bank of Ningbo Co., Ltd. Class A	246,700	1,488,024
Bank of Shanghai Co., Ltd. Class A	552,200	700,843
Bank of Zhengzhou Co., Ltd. Class A	721,190	409,662
China Bohai Bank Co., Ltd. Class H (c)	1,216,000	421,208
China CITIC Bank Corp., Ltd. Class H	6,969,471	3,302,620
China Construction Bank Corp. Class H	50,723,623	39,908,231
China Everbright Bank Co., Ltd. Class A	1,832,800	1,072,302
China Everbright Bank Co., Ltd. Class H	868,000	354,315
China Merchants Bank Co., Ltd. Class A	796,100	6,677,242
China Merchants Bank Co., Ltd. Class H	2,053,235	17,516,025
China Minsheng Banking Corp., Ltd. Class A	636,900	434,731
China Minsheng Banking Corp., Ltd. Class H (b)	3,951,259	1,892,733
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,344,000	926,631
Huaxia Bank Co., Ltd. Class A	470,900	451,159
Industrial & Commercial Bank of China, Ltd. Class A	2,695,100	2,156,631
Industrial & Commercial Bank of China, Ltd. Class H	39,349,789	23,105,653
Industrial Bank Co., Ltd. Class A	989,200	3,146,345
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	435,500	417,917
Ping An Bank Co., Ltd. Class A	764,500	2,676,581
Postal Savings Bank of China Co., Ltd. Class A	706,000	548,553
Postal Savings Bank of China Co., Ltd. Class H (a) (c)	4,039,000	2,720,111
Shanghai Pudong Development Bank Co., Ltd. Class A	1,292,870	2,001,084
		147,732,380
BEVERAGES — 2.7%
Anhui Gujing Distillery Co., Ltd. Class A	31,200	1,156,566
Anhui Kouzi Distillery Co., Ltd. Class A	35,700	374,027
Beijing Shunxin Agriculture Co., Ltd. Class A	41,800	272,893
Beijing Yanjing Brewery Co., Ltd. Class A	426,100	477,486
Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	767,667	$6,894,902
Chongqing Brewery Co., Ltd. Class A (a)	40,339	1,235,922
Huiyuan Juice Group, Ltd. (a) (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	74,400	623,680
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	64,300	2,062,106
JiuGui Liquor Co., Ltd. Class A	5,300	209,675
Kweichow Moutai Co., Ltd. Class A	53,131	16,913,336
Luzhou Laojiao Co., Ltd. Class A	64,300	2,348,134
Nongfu Spring Co., Ltd. Class H (b) (c)	702,000	3,520,915
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	18,500	271,422
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (a)	45,100	3,127,267
Sichuan Swellfun Co., Ltd. Class A	39,600	774,427
Tsingtao Brewery Co., Ltd. Class A (a)	10,600	189,741
Tsingtao Brewery Co., Ltd. Class H (a)	223,000	2,400,613
Wuliangye Yibin Co., Ltd. Class A (a)	174,100	8,027,218
Yantai Changyu Pioneer Wine Co., Ltd. Class A	45,400	260,981
		51,141,311
BIOTECHNOLOGY — 2.0%
3SBio, Inc. (a) (b) (c)	489,500	605,111
Akeso, Inc. (a) (c)	279,000	2,250,797
Alphamab Oncology (a) (b) (c)	126,000	403,188
Ascentage Pharma Group International (a) (c)	32,600	197,300
BeiGene, Ltd. ADR (a)	22,386	7,682,651
Beijing SL Pharmaceutical Co., Ltd. Class A	110,875	180,706
Beijing Tiantan Biological Products Corp., Ltd. Class A	141,529	750,268
Berry Genomics Co., Ltd. Class A (a)	95,500	444,031
BGI Genomics Co., Ltd. Class A	21,799	400,158
Chongqing Zhifei Biological Products Co., Ltd. Class A	72,900	2,106,939
CStone Pharmaceuticals (a) (c)	151,000	332,494
Daan Gene Co., Ltd. Class A	205,440	675,383
Everest Medicines, Ltd. (a) (c)	41,000	407,843
Getein Biotech, Inc. Class A	144,592	503,096
Hualan Biological Engineering, Inc. Class A	94,500	536,502
I-Mab ADR (a)	9,498	797,357
InnoCare Pharma, Ltd. (a) (c)	140,000	514,689

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Innovent Biologics, Inc. (a) (c)	411,000	$4,792,270
Jacobio Pharmaceuticals Group Co., Ltd. (a) (c)	68,700	192,410
Kintor Pharmaceutical, Ltd. (a) (c)	91,000	738,232
Legend Biotech Corp. ADR (a)	29,606	1,215,326
Remegen Co., Ltd. Class H (a) (c)	22,500	343,040
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	21,700	266,296
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (c)	20,000	166,112
Shanghai RAAS Blood Products Co., Ltd. Class A	380,500	441,110
Shenzhen Kangtai Biological Products Co., Ltd. Class A	31,600	728,759
Walvax Biotechnology Co., Ltd. Class A	114,700	1,095,365
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	252,300	822,796
Zai Lab, Ltd. ADR (a)	41,245	7,299,953
		36,890,182
BUILDING PRODUCTS — 0.5%
Beijing New Building Materials PLC Class A	174,000	1,057,059
China Lesso Group Holdings, Ltd.	475,000	1,171,926
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	309,358
Xinyi Glass Holdings, Ltd.	1,298,000	5,290,046
Zhejiang Weixing New Building Materials Co., Ltd. Class A	207,575	664,088
		8,492,477
CAPITAL MARKETS — 1.8%
Caitong Securities Co., Ltd. Class A	294,700	478,482
Central China Securities Co., Ltd. Class H (a) (b)	505,000	96,242
Changjiang Securities Co., Ltd. Class A	438,000	496,244
China Cinda Asset Management Co., Ltd. Class H	4,567,200	870,408
China Everbright, Ltd.	558,000	656,737
China Galaxy Securities Co., Ltd. Class H	2,677,000	1,596,027
China Huarong Asset Management Co., Ltd. Class H (c) (d)	6,780,000	445,257
China International Capital Corp., Ltd. Class H (c)	320,800	863,359
China Merchants Securities Co., Ltd. Class A	437,392	1,287,632
CITIC Securities Co., Ltd. Class A	317,100	1,224,061
Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H (a)	1,533,000	$3,845,405
CSC Financial Co., Ltd. Class A	131,304	638,753
Dongxing Securities Co., Ltd. Class A	282,700	478,251
East Money Information Co., Ltd. Class A	308,960	1,568,029
Everbright Securities Co., Ltd. Class A	267,000	739,319
Founder Securities Co., Ltd. Class A (a)	454,500	658,446
GF Securities Co., Ltd. Class A	226,200	530,065
GF Securities Co., Ltd. Class H	964,600	1,249,557
Guosen Securities Co., Ltd. Class A	264,500	440,093
Guotai Junan International Holdings, Ltd.	2,046,000	326,692
Guotai Junan Securities Co., Ltd. Class A	434,900	1,153,747
Guoyuan Securities Co., Ltd. Class A	450,840	556,149
Haitong Securities Co., Ltd. Class A	231,400	411,881
Haitong Securities Co., Ltd. Class H	2,040,200	1,786,457
Huaan Securities Co., Ltd. Class A	638,710	550,642
Huatai Securities Co., Ltd. Class A	306,900	750,524
Huatai Securities Co., Ltd. Class H (c)	906,000	1,329,977
Huaxi Securities Co., Ltd. Class A	315,000	469,513
Industrial Securities Co., Ltd. Class A	487,300	728,591
Noah Holdings, Ltd. ADR (a)	23,375	1,103,300
Orient Securities Co., Ltd. Class A	348,100	538,245
SDIC Capital Co., Ltd. Class A	377,137	495,584
Shaanxi International Trust Co., Ltd. Class A	1,603,730	799,277
Shanxi Securities Co., Ltd. Class A	539,590	560,398
Shenwan Hongyuan Group Co., Ltd. Class A	1,014,110	734,584
Sinolink Securities Co., Ltd. Class A	343,300	674,289
SooChow Securities Co., Ltd. Class A (a)	447,452	577,594
Southwest Securities Co., Ltd. Class A	680,000	512,564
Up Fintech Holding, Ltd. ADR (a) (b)	28,876	836,826
Western Securities Co., Ltd. Class A	348,000	444,369
Zheshang Securities Co., Ltd. Class A (a)	347,900	704,324
		34,207,894

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.9%
ADAMA, Ltd. Class A	329,500	$472,765
China BlueChemical, Ltd. Class H	1,888,000	551,873
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	452,200	630,617
Fufeng Group, Ltd.	552,000	176,990
Guangzhou Tinci Materials Technology Co., Ltd. Class A	28,190	465,030
Hengli Petrochemical Co., Ltd. Class A	232,200	943,054
Hengyi Petrochemical Co., Ltd. Class A	321,091	593,891
Huabao International Holdings, Ltd.	230,000	554,427
Huapont Life Sciences Co., Ltd. Class A	549,900	528,549
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	885,100	697,301
Jiangsu Eastern Shenghong Co., Ltd. Class A	357,300	1,155,819
Jiangsu Yoke Technology Co., Ltd. Class A	77,100	966,607
Lomon Billions Group Co., Ltd. Class A	193,100	1,033,517
Rongsheng Petrochemical Co., Ltd. Class A	422,300	1,128,818
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	199,164	954,074
Shanghai Putailai New Energy Technology Co., Ltd. Class A	15,340	324,329
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	170,426
Sichuan Lutianhua Co., Ltd. Class A (a)	198,900	128,067
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,113,999	492,713
Skshu Paint Co., Ltd. Class A	12,040	327,982
Tongkun Group Co., Ltd. Class A	238,800	890,392
Transfar Zhilian Co., Ltd. Class A	372,800	444,878
Wanhua Chemical Group Co., Ltd. Class A	133,500	2,248,539
Zhejiang Juhua Co., Ltd. Class A	432,100	591,217
Zhejiang Longsheng Group Co., Ltd. Class A	200,800	427,032
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	419,500	806,425
		17,705,332
COMMERCIAL SERVICES & SUPPLIES — 0.8%
A-Living Smart City Services Co., Ltd. (c)	150,750	750,270
Security Description	Shares	Value
China Everbright Environment Group, Ltd.	2,344,925	$1,328,595
Country Garden Services Holdings Co., Ltd.	859,000	9,280,388
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	—
Dongjiang Environmental Co., Ltd. Class H (b)	191,800	106,942
Ever Sunshine Lifestyle Services Group, Ltd.	572,000	1,420,084
Greentown Service Group Co., Ltd.	762,000	1,183,350
Shanghai M&G Stationery, Inc. Class A	78,480	1,027,151
		15,096,780
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A (a)	246,200	719,068
Beijing BDStar Navigation Co., Ltd. Class A (a)	21,800	145,325
BYD Electronic International Co., Ltd. (b)	366,000	2,403,600
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (b)	1,638,310	428,256
Fiberhome Telecommunication Technologies Co., Ltd. Class A	44,600	128,605
Fujian Star-net Communication Co., Ltd. Class A	106,900	353,253
Guangzhou Haige Communications Group, Inc. Co. Class A	114,200	167,212
Hytera Communications Corp., Ltd. Class A	17,200	13,417
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	30,900	172,654
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (b) (c)	221,000	280,880
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	61,400	231,503
Yealink Network Technology Corp., Ltd. Class A	17,900	232,171
ZTE Corp. Class A	131,400	675,828
ZTE Corp. Class H	476,797	1,488,868
		7,440,640
CONSTRUCTION & ENGINEERING — 0.5%
China Communications Services Corp., Ltd. Class H	1,319,600	659,303
China Conch Venture Holdings, Ltd.	977,500	4,116,002
China Railway Group, Ltd. Class A	508,700	412,576
China Railway Group, Ltd. Class H	2,726,000	1,421,647

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China State Construction Engineering Corp., Ltd. Class A	1,620,400	$1,166,234
Metallurgical Corp. of China, Ltd. Class A	1,073,900	495,325
Metallurgical Corp. of China, Ltd. Class H	1,916,000	446,565
Power Construction Corp. of China, Ltd. Class A	658,600	394,496
Shanghai Construction Group Co., Ltd. Class A	898,300	383,743
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	337,600	413,845
		9,909,736
CONSTRUCTION MATERIALS — 0.6%
Anhui Conch Cement Co., Ltd. Class A	102,600	651,885
Anhui Conch Cement Co., Ltd. Class H	663,500	3,520,052
BBMG Corp. Class H	1,504,000	282,756
China Jushi Co., Ltd. Class A	443,370	1,064,360
China National Building Material Co., Ltd. Class H	2,222,000	2,609,455
China Resources Cement Holdings, Ltd.	1,037,163	985,631
CSG Holding Co., Ltd. Class A	641,017	1,015,968
Huaxin Cement Co., Ltd. Class A	164,300	446,807
Sichuan Shuangma Cement Co., Ltd. Class A	140,600	296,831
Tangshan Jidong Cement Co., Ltd. Class A	158,300	302,593
		11,176,338
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (a)	41,458	1,734,603
FinVolution Group ADR	31,808	302,812
LexinFintech Holdings, Ltd. ADR (a) (b)	77,791	952,940
Lufax Holding, Ltd. ADR (a)	79,596	899,435
Qudian, Inc. ADR (a) (b)	141,565	341,171
		4,230,961
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	464,000	209,121
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	147,740	678,920
Yunnan Energy New Material Co., Ltd. Class A	28,700	1,039,905
		1,927,946
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	288,000	206,195
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Scholar Education Holdings, Ltd. ADR	20,857	$88,434
China Education Group Holdings, Ltd. (b)	507,000	1,130,751
China Maple Leaf Educational Systems, Ltd. (a) (b)	1,043,497	282,177
China Yuhua Education Corp., Ltd. (c)	652,000	590,220
Fu Shou Yuan International Group, Ltd.	916,000	894,078
Gaotu Techedu, Inc. ADR (a) (b)	54,636	806,974
Koolearn Technology Holding, Ltd. (a) (b) (c)	99,000	124,039
New Oriental Education & Technology Group, Inc. ADR (a)	813,469	6,662,311
Offcn Education Technology Co., Ltd. Class A	69,000	223,099
Puxin, Ltd. ADR (a) (b)	7,619	13,638
TAL Education Group ADR (a)	220,277	5,557,589
Tianli Education International Holdings, Ltd.	239,000	90,788
Youdao, Inc. ADR (a) (b)	8,420	194,418
Zhejiang Yasha Decoration Co., Ltd. Class A	584,300	716,261
		17,374,777
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	628,200	376,287
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Chongsing Holdings,Ltd. (a) (d)	17,798,900	—
Far East Horizon, Ltd. (b)	1,472,000	1,539,128
Oceanwide Holdings Co., Ltd. Class A	677,200	241,077
		2,156,492
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp., Ltd. Class H (c)	26,152,000	3,603,294
CITIC Telecom International Holdings, Ltd.	1,381,000	457,023
		4,060,317
ELECTRICAL EQUIPMENT — 1.1%
Contemporary Amperex Technology Co., Ltd. Class A	102,400	8,476,210
Dongfang Electric Corp., Ltd. Class A	333,300	565,916
Dongfang Electric Corp., Ltd. Class H (b)	252,400	202,158
Eve Energy Co., Ltd. Class A	109,200	1,756,604
Fangda Carbon New Material Co., Ltd. Class A	360,760	415,434
Fullshare Holdings, Ltd. (a) (b)	5,050,000	86,488

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Guoxuan High-Tech Co., Ltd. Class A (a)	36,300	$244,740
NARI Technology Co., Ltd. Class A	232,080	834,803
Ningbo Sanxing Medical Electric Co., Ltd. Class A	272,500	898,373
Shanghai Electric Group Co., Ltd. Class A (a)	625,700	410,622
Shanghai Electric Group Co., Ltd. Class H	2,712,000	722,888
Shanghai Liangxin Electrical Co., Ltd. Class A	61,350	214,032
Shanghai Moons' Electric Co., Ltd. Class A	73,800	200,924
Sungrow Power Supply Co., Ltd. Class A	54,500	970,580
Sunwoda Electronic Co., Ltd. Class A	39,700	200,072
Suzhou Maxwell Technologies Co., Ltd. Class A	3,240	228,024
Tech Pro Technology Development, Ltd. (b) (d)	4,481,396	—
Topsec Technologies Group, Inc. Class A (a)	183,200	560,586
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	247,400	465,633
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	432,160	675,576
Zhejiang Chint Electrics Co., Ltd. Class A	142,400	735,710
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	345,700	2,043,257
		20,908,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
AAC Technologies Holdings, Inc. (b)	418,745	3,132,830
Accelink Technologies Co., Ltd. Class A	106,500	405,504
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	80,400	446,497
AVIC Jonhon Optronic Technology Co., Ltd. Class A	76,200	931,971
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	188,093
BOE Technology Group Co., Ltd. Class A	1,650,700	1,594,274
Foxconn Industrial Internet Co., Ltd. Class A	222,600	427,570
GoerTek, Inc. Class A	172,300	1,139,804
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	34,300	659,843
Hollysys Automation Technologies, Ltd. (b)	37,753	562,520
Security Description	Shares	Value
Ju Teng International Holdings, Ltd.	1,168,000	$245,155
Kingboard Holdings, Ltd.	412,499	2,289,345
Kingboard Laminates Holdings, Ltd.	399,500	896,140
Lens Technology Co., Ltd. Class A	207,200	943,181
Lingyi iTech Guangdong Co. Class A	320,500	455,883
Luxshare Precision Industry Co., Ltd. Class A (a)	315,263	2,244,611
Maxscend Microelectronics Co., Ltd. Class A	18,196	1,513,787
OFILM Group Co., Ltd. Class A	237,800	326,840
Shengyi Technology Co., Ltd. Class A	117,100	424,296
Shennan Circuits Co., Ltd. Class A	37,420	643,644
Shenzhen Kinwong Electronic Co., Ltd. Class A	90,200	365,778
Sunny Optical Technology Group Co., Ltd.	399,900	12,636,796
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	146,600	472,870
Tianma Microelectronics Co., Ltd. Class A (a)	219,600	481,969
Unisplendour Corp., Ltd. Class A	134,176	454,394
Universal Scientific Industrial Shanghai Co., Ltd. Class A	156,800	407,966
Wasion Holdings, Ltd.	484,000	151,448
Westone Information Industry, Inc. Class A	106,000	319,599
Wingtech Technology Co., Ltd. Class A	58,400	875,885
Wuhan Guide Infrared Co., Ltd. Class A	243,664	1,040,150
WUS Printed Circuit Kunshan Co., Ltd. Class A	118,700	284,218
Zepp Health Corp. ADR (a) (b)	15,670	183,966
Zhejiang Dahua Technology Co., Ltd. Class A	182,400	595,686
		37,742,513
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,332,000	89,190
China Oilfield Services, Ltd. Class H	1,101,900	987,558
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	372,112	297,766
Sinopec Oilfield Service Corp. Class H (a) (b)	1,766,000	163,732
		1,538,246

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 2.7%
Alibaba Pictures Group, Ltd. (a) (b)	9,300,000	$1,293,355
Bilibili, Inc. ADR (a)	108,212	13,184,550
DouYu International Holdings, Ltd. ADR (a)	67,146	459,279
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	504,172
Giant Network Group Co., Ltd. Class A	153,600	316,194
HUYA, Inc. ADR (a) (b)	27,057	477,556
iQIYI, Inc. ADR (a) (b)	160,586	2,501,930
Mango Excellent Media Co., Ltd. Class A	76,266	809,777
NetDragon Websoft Holdings, Ltd.	251,000	669,044
NetEase, Inc. ADR	214,893	24,766,418
Perfect World Co., Ltd. Class A	166,200	615,065
Tencent Music Entertainment Group ADR (a)	234,598	3,631,577
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	182,300	677,751
XD, Inc. (a)	107,600	949,104
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	401,512	398,973
		51,254,745
FOOD & STAPLES RETAILING — 0.2%
Jiajiayue Group Co., Ltd. Class A	122,708	329,900
Laobaixing Pharmacy Chain JSC Class A	62,700	511,239
Sun Art Retail Group, Ltd. (a) (b)	1,388,000	1,033,067
Yifeng Pharmacy Chain Co., Ltd. Class A	77,034	668,772
Yonghui Superstores Co., Ltd. Class A	389,400	285,080
		2,828,058
FOOD PRODUCTS — 2.0%
Ausnutria Dairy Corp., Ltd. (b)	189,000	253,108
China Feihe, Ltd. (c)	1,293,000	2,790,510
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd.	1,566,220	9,468,896
China Yurun Food Group, Ltd. (a) (b)	1,196,000	163,248
COFCO Joycome Foods., Ltd.	835,000	334,394
Dali Foods Group Co., Ltd. (c)	702,000	418,532
Foshan Haitian Flavouring & Food Co., Ltd. Class A	162,444	3,242,167
Fujian Sunner Development Co., Ltd. Class A	115,600	427,270
Guangdong Haid Group Co., Ltd. Class A	95,900	1,211,209
Security Description	Shares	Value
Health & Happiness H&H International Holdings, Ltd. (b)	112,500	$471,536
Henan Shuanghui Investment & Development Co., Ltd. Class A	133,400	656,589
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	317,100	1,807,625
Jiangxi Zhengbang Technology Co., Ltd. Class A	179,700	332,373
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	76,793	499,445
Juewei Food Co., Ltd. Class A	15,900	207,436
Muyuan Foods Co., Ltd. Class A	167,146	1,573,449
New Hope Liuhe Co., Ltd. Class A (a)	198,900	451,622
Tingyi Cayman Islands Holding Corp.	983,844	1,963,672
Toly Bread Co., Ltd. Class A	81,129	391,779
Tongwei Co., Ltd. Class A	222,900	1,492,820
Uni-President China Holdings, Ltd.	904,400	998,050
Want Want China Holdings, Ltd.	3,311,933	2,345,607
Wens Foodstuffs Group Co., Ltd. Class A	193,700	430,821
WH Group, Ltd. (c)	5,014,106	4,506,713
Yihai International Holding, Ltd. (b)	265,000	1,779,554
Yihai Kerry Arawana Holdings Co., Ltd. Class A	26,400	347,159
		38,565,584
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	154,000	546,328
China Gas Holdings, Ltd.	1,186,200	3,620,072
China Resources Gas Group, Ltd.	535,000	3,210,338
Chongqing Gas Group Corp., Ltd. Class A	196,800	248,861
Kunlun Energy Co., Ltd.	2,409,400	2,221,432
		9,847,031
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
AK Medical Holdings, Ltd. (b) (c)	94,000	165,829
Autobio Diagnostics Co., Ltd. Class A	9,490	111,294
Intco Medical Technology Co., Ltd. Class A	33,900	654,824
Jafron Biomedical Co., Ltd. Class A	18,155	242,672
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	144,782	854,460
Lifetech Scientific Corp. (a)	764,000	506,654
Microport Cardioflow Medtech Corp. (a) (c)	90,000	189,368

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Microport Scientific Corp. (b)	316,365	$2,837,400
Peijia Medical, Ltd. (a) (c)	132,000	614,459
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,544,000	3,602,604
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	57,200	4,250,038
Sinocare, Inc. Class A	123,800	600,140
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	84,500	704,543
		15,334,285
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co., Ltd. Class A	174,778	1,920,141
China National Accord Medicines Corp., Ltd. Class A	73,200	428,719
China National Medicines Corp., Ltd. Class A	25,000	127,924
China Resources Medical Holdings Co., Ltd.	502,500	610,181
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	291,802
Huadong Medicine Co., Ltd. Class A	114,400	814,683
Hygeia Healthcare Holdings Co., Ltd. (c)	89,600	1,176,845
Jinxin Fertility Group, Ltd. (c)	364,000	918,689
Jointown Pharmaceutical Group Co., Ltd. Class A	234,900	558,814
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	254,500	358,853
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	628,800	1,373,249
Sinopharm Group Co., Ltd. Class H	704,000	2,094,091
Topchoice Medical Corp. Class A (a)	8,400	534,357
		11,208,348
HEALTH CARE TECHNOLOGY — 0.2%
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	253,454	3,155,997
Winning Health Technology Group Co., Ltd. Class A	215,600	542,934
Yidu Tech, Inc. (a) (b) (c)	162,100	851,636
		4,550,567
HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	609,000	139,588
China Travel International Investment Hong Kong, Ltd. (a)	3,860,000	641,192
Haidilao International Holding, Ltd. (b) (c)	386,000	2,032,926
Huazhu Group, Ltd. ADR (a) (b)	67,480	3,563,619
Security Description	Shares	Value
Imperial Pacific International Holdings, Ltd. (a)	25,830,300	$33,262
Jiumaojiu International Holdings, Ltd. (c)	186,000	760,445
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,468,187	315,725
Shanghai Jinjiang International Hotels Co., Ltd. Class A	116,210	1,024,348
Shenzhen Overseas Chinese Town Co., Ltd. Class A	449,400	517,507
Songcheng Performance Development Co., Ltd. Class A	185,300	481,831
Suncity Group Holdings, Ltd. (a) (b)	1,591,376	79,919
Yum China Holdings, Inc.	227,201	15,052,066
		24,642,428
HOUSEHOLD DURABLES — 0.8%
Ecovacs Robotics Co., Ltd. Class A	16,800	593,071
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	27,700	112,543
Haier Smart Home Co., Ltd. Class A	227,900	913,949
Haier Smart Home Co., Ltd. Class H (a)	1,128,000	3,936,311
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	199,700	1,053,387
Hangzhou Robam Appliances Co., Ltd. Class A	119,200	857,906
Hisense Home Appliances Group Co., Ltd. Class H	337,000	465,196
Jason Furniture Hangzhou Co., Ltd. Class A	92,400	1,105,222
Joyoung Co., Ltd. Class A	142,354	715,863
JS Global Lifestyle Co., Ltd. (c)	400,500	1,126,847
KingClean Electric Co., Ltd. Class A	118,900	1,145,228
NavInfo Co., Ltd. Class A	188,400	428,656
Oppein Home Group, Inc. Class A	36,180	794,959
Shenzhen MTC Co., Ltd. Class A (a)	800,600	752,167
Skyworth Group, Ltd. (a)	1,057,057	296,733
TCL Technology Group Corp Class A	873,300	1,034,035
Zhejiang Supor Co., Ltd. Class A	46,865	462,713
		15,794,786
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (b)	340,000	1,046,376

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	12,945,714	$186,705
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,154,000	277,881
CGN Power Co., Ltd. Class H (c)	6,584,000	1,466,719
China Datang Corp. Renewable Power Co., Ltd. Class H	1,898,000	545,020
China Longyuan Power Group Corp., Ltd. Class H	1,869,000	3,220,152
China National Nuclear Power Co., Ltd. Class A	566,500	443,671
China Power International Development, Ltd.	3,018,000	660,662
China Resources Power Holdings Co., Ltd.	1,150,092	1,569,818
China Yangtze Power Co., Ltd. Class A	988,400	3,157,568
Concord New Energy Group, Ltd.	4,720,000	358,596
Datang International Power Generation Co., Ltd. Class H	3,862,287	646,545
Huadian Power International Corp., Ltd. Class H	1,192,000	388,336
Huaneng Power International, Inc. Class A	26,700	17,439
Huaneng Power International, Inc. Class H	2,412,129	944,246
SDIC Power Holdings Co., Ltd. Class A	350,200	520,895
Sichuan Chuantou Energy Co., Ltd. Class A	334,800	638,938
		15,043,191
INDUSTRIAL CONGLOMERATES — 0.1%
CITIC, Ltd.	1,071,000	1,154,319
Shanghai Industrial Holdings, Ltd.	401,000	591,753
		1,746,072
INSURANCE — 3.1%
China Life Insurance Co., Ltd. Class A	173,400	909,559
China Life Insurance Co., Ltd. Class H	4,062,040	8,055,192
China Pacific Insurance Group Co., Ltd. Class A	245,300	1,099,908
China Pacific Insurance Group Co., Ltd. Class H	1,599,400	5,035,551
China Reinsurance Group Corp. Class H	1,741,000	177,107
China Taiping Insurance Holdings Co., Ltd.	816,891	1,359,057
Fanhua, Inc. ADR (b)	50,800	767,080
Hubei Biocause Pharmaceutical Co., Ltd. Class A	443,000	248,212
Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	63,200	$449,091
New China Life Insurance Co., Ltd. Class H	535,500	1,827,327
People's Insurance Co. Group of China, Ltd. Class A	354,500	325,373
People's Insurance Co. Group of China, Ltd. Class H	3,712,000	1,237,995
PICC Property & Casualty Co., Ltd. Class H	3,378,287	2,958,125
Ping An Insurance Group Co. of China, Ltd. Class A	387,300	3,853,308
Ping An Insurance Group Co. of China, Ltd. Class H	2,909,600	28,493,350
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	142,600	807,029
		57,603,264
INTERACTIVE MEDIA & SERVICES — 14.9%
Autohome, Inc. ADR	34,679	2,218,069
Baidu, Inc. ADR (a)	143,617	29,283,506
Baidu, Inc. Class A (a)	4,831	124,043
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
JOYY, Inc. ADR	26,756	1,765,093
Kuaishou Technology (a) (b) (c)	432,500	10,848,909
Meitu, Inc. (a) (c)	1,303,500	295,417
Momo, Inc. ADR	89,602	1,371,807
Qutoutiao, Inc. ADR (a) (b)	60,407	112,357
Sogou, Inc. ADR (a)	46,438	396,116
Sohu.com, Ltd. ADR (a)	15,437	287,128
So-Young International, Inc. ADR (a) (b)	6,148	59,082
Tencent Holdings, Ltd.	3,114,815	234,237,329
Weibo Corp. ADR (a) (b)	30,508	1,605,331
		282,604,187
INTERNET & DIRECT MARKETING RETAIL — 20.3%
Alibaba Group Holding, Ltd. ADR (a)	949,130	215,243,701
Baozun, Inc. ADR (a) (b)	18,823	667,087
Dada Nexus, Ltd. ADR (a)	3,244	94,109
JD Health International, Inc. (a) (b) (c)	193,400	2,771,805
JD.com, Inc. ADR (a)	473,113	37,759,149
Meituan Class B (a) (c)	2,163,300	89,252,473
Pinduoduo, Inc. ADR (a)	183,363	23,290,768
Tongcheng-Elong Holdings, Ltd. (a)	434,107	1,086,686
Trip.com Group, Ltd. ADR (a)	252,205	8,943,189
Uxin, Ltd. ADR (a) (b)	41,020	157,927
Vipshop Holdings, Ltd. ADR (a)	219,865	4,414,889
		383,681,783
IT SERVICES — 0.7%
21Vianet Group, Inc. ADR (a)	59,104	1,356,437
AGTech Holdings, Ltd. (a)	2,008,000	89,206

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China TransInfo Technology Co., Ltd. Class A	175,700	$454,149
Chinasoft International, Ltd.	1,182,000	2,155,221
Digital China Holdings, Ltd. (b)	357,000	235,829
GDS Holdings, Ltd. ADR (a)	65,738	5,159,776
Hi Sun Technology China, Ltd. (a) (b)	1,395,000	235,319
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	24,794	841,260
TravelSky Technology, Ltd. Class H	529,000	1,141,670
Yeahka, Ltd. (a) (b)	84,400	530,906
		12,199,773
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	475,300	476,709
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Genscript Biotech Corp. (a)	632,000	2,758,848
Hangzhou Tigermed Consulting Co., Ltd. Class A	51,400	1,537,819
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	9,100	213,267
Joinn Laboratories China Co., Ltd. Class A	11,008	313,073
Maccura Biotechnology Co., Ltd. Class A	25,000	162,866
Pharmaron Beijing Co., Ltd. Class A	61,800	2,075,576
Viva Biotech Holdings (c)	159,000	203,514
WuXi AppTec Co., Ltd. Class A	180,984	4,386,464
WuXi AppTec Co., Ltd. Class H (c)	100,600	2,348,588
Wuxi Biologics Cayman, Inc. (a) (c)	1,644,000	30,124,352
		44,124,367
MACHINERY — 1.0%
China International Marine Containers Group Co., Ltd. Class H	316,960	700,378
China Shipbuilding Industry Co., Ltd. Class A (a)	925,900	590,434
CIMC Enric Holdings, Ltd.	752,000	782,421
First Tractor Co., Ltd. Class H (b)	512,000	331,626
Haitian International Holdings, Ltd.	449,000	1,506,139
Han's Laser Technology Industry Group Co., Ltd. Class A	88,800	555,133
Hefei Meiya Optoelectronic Technology, Inc. Class A	102,800	887,210
Inner Mongolia First Machinery Group Co., Ltd. Class A	283,823	444,568
Jiangsu Hengli Hydraulic Co., Ltd. Class A	88,396	1,175,540
Lonking Holdings, Ltd.	2,512,000	811,903
Security Description	Shares	Value
NiSun International Enterprise Development Group Co., Ltd. (a) (b)	8,379	$89,655
Sany Heavy Industry Co., Ltd. Class A	347,418	1,563,175
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	187,900	472,597
Shenzhen Inovance Technology Co., Ltd. Class A	58,750	675,263
Sinotruk Hong Kong, Ltd.	188,500	403,902
Weichai Power Co., Ltd. Class H	1,336,680	2,970,840
XCMG Construction Machinery Co., Ltd. Class A	710,200	700,213
Yangzijiang Shipbuilding Holdings, Ltd.	1,581,900	1,659,336
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,100	159,912
Yutong Bus Co., Ltd. Class A	222,200	429,553
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	319,360	1,185,332
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	103,600	186,488
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,027,400	1,075,576
		19,357,194
MARINE — 0.5%
Atlas Corp. (b)	75,337	1,073,552
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,884,675	4,746,968
SITC International Holdings Co., Ltd.	835,000	3,489,090
		9,309,610
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	216,000	2,401,746
China South Publishing & Media Group Co., Ltd. Class A	77,056	105,193
Chinese Universe Publishing & Media Group Co., Ltd. Class A	58,200	88,820
Focus Media Information Technology Co., Ltd. Class A	590,200	859,605
iClick Interactive Asia Group, Ltd. ADR (a)	39,991	441,501
NanJi E-Commerce Co., Ltd. Class A	344,600	521,099
Shandong Publishing & Media Co., Ltd. Class A	959,700	852,624
Wasu Media Holding Co., Ltd. Class A	311,100	371,249
		5,641,837

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 1.5%
Aluminum Corp. of China, Ltd. Class H (a)	2,712,000	$1,616,894
Angang Steel Co., Ltd. Class H (b)	1,275,435	808,043
Anhui Honglu Steel Construction Group Co., Ltd. Class A	75,500	681,865
Baoshan Iron & Steel Co., Ltd. Class A	1,360,400	1,608,682
China Hongqiao Group, Ltd.	713,500	966,542
China Molybdenum Co., Ltd. Class A (a)	858,500	685,647
China Molybdenum Co., Ltd. Class H	1,923,000	1,141,540
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	280,100	897,416
China Zhongwang Holdings, Ltd. (a) (b)	946,400	220,579
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,396,100	576,950
Citic Pacific Special Steel Group Co., Ltd. Class A	55,500	179,020
Ganfeng Lithium Co., Ltd. Class A	122,900	2,303,406
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	416,400	289,379
Guangdong Hongda Blasting Co., Ltd. Class A	78,100	335,689
Guocheng Mining Co., Ltd. Class A	216,100	291,998
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,117,500	508,002
Jiangxi Copper Co., Ltd. Class H (b)	705,000	1,443,435
Maanshan Iron & Steel Co., Ltd. Class A	1,147,400	761,873
Maanshan Iron & Steel Co., Ltd. Class H	84,000	36,452
MMG, Ltd. (a) (b)	1,424,000	627,115
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,037,400	367,699
Shandong Gold Mining Co., Ltd. Class A	219,020	651,550
Shougang Fushan Resources Group, Ltd.	2,605,422	768,289
Xiamen Tungsten Co., Ltd. Class A	239,000	770,544
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,935,100	1,114,183
Zhaojin Mining Industry Co., Ltd. Class H	588,000	558,785
Zhejiang Hailiang Co., Ltd. Class A	254,100	418,463
Zhejiang Huayou Cobalt Co., Ltd. Class A	78,700	1,391,077
Security Description	Shares	Value
Zhongjin Gold Corp., Ltd. Class A	339,000	$452,290
Zijin Mining Group Co., Ltd. Class H	4,022,750	5,407,973
		27,881,380
MULTILINE RETAIL — 0.0% (e)
Dashang Co., Ltd. Class A	160,756	516,541
Wangfujing Group Co., Ltd. Class A	35,000	156,450
		672,991
OIL, GAS & CONSUMABLE FUELS — 1.4%
China Coal Energy Co., Ltd. Class H	2,348,013	1,399,886
China Merchants Energy Shipping Co., Ltd. Class A	784,680	561,106
China Petroleum & Chemical Corp. Class A	975,900	658,570
China Petroleum & Chemical Corp. Class H	13,904,640	7,036,607
China Shenhua Energy Co., Ltd. Class A	256,600	775,259
China Shenhua Energy Co., Ltd. Class H	1,805,200	3,537,944
China Suntien Green Energy Corp., Ltd. Class H (b)	935,000	458,720
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	963,800	449,269
Guanghui Energy Co., Ltd. Class A (a)	901,170	464,474
Guizhou Panjiang Refined Coal Co., Ltd. Class A	606,631	666,643
Jizhong Energy Resources Co., Ltd. Class A	896,200	545,140
PetroChina Co., Ltd. Class A	1,446,636	1,184,473
PetroChina Co., Ltd. Class H	11,206,930	5,454,934
Shaanxi Coal Industry Co., Ltd. Class A	416,900	764,646
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	320,100	585,121
Shanxi Meijin Energy Co., Ltd. Class A (a)	294,600	344,719
Sinopec Kantons Holdings, Ltd.	1,226,000	459,404
United Energy Group, Ltd. (b)	1,352,000	194,987
Yanzhou Coal Mining Co., Ltd. Class H	1,017,900	1,368,411
		26,910,313
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,174,000	893,442
Nine Dragons Paper Holdings, Ltd.	1,109,000	1,422,335
Shandong Chenming Paper Holdings, Ltd. Class A	417,900	526,511
		2,842,288

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co., Ltd.	372,000	$2,490,906
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A	23,000	1,326,420
CanSino Biologics, Inc. Class H (a) (b) (c)	22,000	1,168,861
Changchun High & New Technology Industry Group, Inc. Class A	25,400	1,521,441
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	92,400	330,794
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	931,300	2,452,415
China Resources Pharmaceutical Group, Ltd. (c)	844,000	526,016
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	104,900	434,320
China Shineway Pharmaceutical Group, Ltd. (b)	337,000	345,425
Consun Pharmaceutical Group, Ltd.	738,000	481,809
CSPC Pharmaceutical Group, Ltd.	4,362,240	6,313,743
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	86,200	451,623
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	347,740
Hansoh Pharmaceutical Group Co., Ltd. (c)	572,000	2,504,298
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	106,400	294,785
Humanwell Healthcare Group Co., Ltd. Class A	123,800	541,697
Jiangsu Hengrui Medicine Co., Ltd. Class A	284,678	2,994,894
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	345,504	734,233
Livzon Pharmaceutical Group, Inc. Class A	117,700	911,235
Luye Pharma Group, Ltd. (b) (c)	1,393,000	916,607
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	118,500	1,322,954
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	275,000	2,220,298
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	543,000	360,795
Security Description	Shares	Value
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	150,200	$370,336
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (a)	138,600	705,780
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	112,100	346,146
Sihuan Pharmaceutical Holdings Group, Ltd.	1,290,000	551,491
Sino Biopharmaceutical, Ltd.	5,973,250	5,861,067
SSY Group, Ltd. (b)	1,052,332	940,423
Tong Ren Tang Technologies Co., Ltd. Class H	533,000	489,359
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	172,800	319,344
United Laboratories International Holdings, Ltd.	682,000	559,416
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	215,200	237,484
Yifan Pharmaceutical Co., Ltd. Class A	245,900	656,535
Yunnan Baiyao Group Co., Ltd. Class A	45,907	822,238
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	32,000	2,220,389
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	111,600	360,666
Zhejiang NHU Co., Ltd. Class A	174,720	775,590
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	50,800	484,738
		44,203,405
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	15,393	1,197,113
China Index Holdings, Ltd. ADR (a)	118,888	238,965
		1,436,078
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.7%
Agile Group Holdings, Ltd.	952,747	1,234,203
Aoyuan Healthy Life Group Co., Ltd. (b)	258,000	193,354
Beijing Capital Development Co., Ltd. Class A	378,600	328,155
Beijing North Star Co., Ltd. Class A	922,200	334,004
China Aoyuan Group, Ltd.	690,000	581,971
China Evergrande Group (b)	1,176,600	1,533,276
China Fortune Land Development Co., Ltd. Class A	162,410	131,721
China Jinmao Holdings Group, Ltd.	2,130,000	713,122

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	322,219	$546,104
China Overseas Grand Oceans Group, Ltd.	499,000	290,436
China Overseas Land & Investment, Ltd.	2,186,362	4,966,285
China Overseas Property Holdings, Ltd.	1,367,620	1,461,688
China Resources Land, Ltd.	1,602,555	6,489,999
China Resources Mixc Lifestyle Services, Ltd. (c)	226,400	1,549,497
China SCE Group Holdings, Ltd.	478,000	196,349
China South City Holdings, Ltd.	2,530,000	276,918
China Vanke Co., Ltd. Class A	370,410	1,365,062
China Vanke Co., Ltd. Class H	1,006,264	3,148,685
CIFI Holdings Group Co., Ltd.	2,755,328	2,150,091
Colour Life Services Group Co., Ltd. (b)	398,000	156,313
Country Garden Holdings Co., Ltd.	4,461,505	4,998,177
ESR Cayman, Ltd. (a) (c)	432,400	1,458,807
Evergrande Property Services Group, Ltd. (a) (b) (c)	513,000	644,070
Gemdale Corp. Class A	264,800	419,690
GR Properties, Ltd. (a)	1,410,000	174,302
Grandjoy Holdings Group Co., Ltd. Class A	454,900	253,471
Greenland Holdings Corp., Ltd. Class A	447,700	377,654
Greentown China Holdings, Ltd. (b)	449,500	692,264
Guangzhou R&F Properties Co., Ltd. Class H	195,024	222,501
Hopson Development Holdings, Ltd.	476,600	2,184,817
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	394,500	361,476
Jiayuan International Group, Ltd.	569,238	241,891
Jinke Properties Group Co., Ltd. Class A	476,900	427,382
Kaisa Group Holdings, Ltd. (b)	1,278,285	483,934
KE Holdings, Inc. ADR (a)	84,335	4,021,093
KWG Group Holdings, Ltd.	1,056,306	1,414,601
KWG Living Group Holdings, Ltd.	478,902	614,210
Logan Group Co., Ltd.	548,000	819,970
Longfor Group Holdings, Ltd. (c)	860,000	4,817,245
Poly Developments & Holdings Group Co., Ltd. Class A	515,300	960,278
Poly Property Group Co., Ltd.	1,585,000	412,279
Poly Property Services Co., Ltd. Class H (b)	44,800	304,018
Powerlong Real Estate Holdings, Ltd.	438,000	376,193
Security Description	Shares	Value
Red Star Macalline Group Corp., Ltd. Class A	312,460	$580,345
Redco Properties Group, Ltd. (b) (c)	558,200	181,135
RiseSun Real Estate Development Co., Ltd. Class A	367,700	320,984
Ronshine China Holdings, Ltd. (b)	200,500	115,665
Seazen Group, Ltd.	350,000	331,709
Seazen Holdings Co., Ltd. Class A	121,100	779,736
Shanghai Industrial Urban Development Group, Ltd.	428,400	40,270
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	225,900	477,265
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	223,500	460,778
Shenzhen Investment, Ltd.	2,656,565	817,578
Shimao Group Holdings, Ltd.	605,441	1,484,396
Shimao Services Holdings, Ltd. (c)	151,000	522,074
Sino-Ocean Group Holding, Ltd.	2,056,212	450,120
Skyfame Realty Holdings, Ltd.	802,000	98,109
SOHO China, Ltd. (a) (b)	1,097,000	589,052
Sunac China Holdings, Ltd. (a)	1,358,300	4,661,266
Sunac Services Holdings, Ltd. (c)	341,000	1,266,809
Times China Holdings, Ltd.	230,000	262,998
Xinji Shaxi Group Co., Ltd. (b)	852,000	139,333
Yanlord Land Group, Ltd.	539,300	489,470
Yuexiu Property Co., Ltd.	984,000	1,036,476
Yuzhou Group Holdings Co., Ltd.	1,586,603	406,567
Zhongtian Financial Group Co., Ltd. Class A (a)	870,900	367,994
		70,207,685
ROAD & RAIL — 0.1%
China High Speed Railway Technology Co., Ltd. Class A (a)	893,754	307,101
Dazhong Transportation Group Co., Ltd. Class A	751,900	407,323
DIDI Global, Inc. ADR	700	9,898
Guangshen Railway Co., Ltd. Class H (a)	1,876,000	364,771
		1,089,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Daqo New Energy Corp. ADR (a)	27,391	1,780,963
Flat Glass Group Co., Ltd. Class A	67,640	413,848

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Flat Glass Group Co., Ltd. Class H (b)	286,000	$1,178,493
GCL-Poly Energy Holdings, Ltd. (a)	9,168,000	1,466,880
Gigadevice Semiconductor Beijing, Inc. Class A	33,825	983,728
Hangzhou First Applied Material Co., Ltd. Class A	16,120	262,302
Hua Hong Semiconductor, Ltd. (a) (b) (c)	274,000	1,513,627
JA Solar Technology Co., Ltd. Class A (a)	31,200	236,625
JinkoSolar Holding Co., Ltd. ADR (a) (b)	20,522	1,149,643
LONGi Green Energy Technology Co., Ltd. Class A	221,900	3,051,239
NAURA Technology Group Co., Ltd. Class A	38,200	1,640,019
Sanan Optoelectronics Co., Ltd. Class A	234,900	1,165,256
SG Micro Corp. Class A	24,500	958,370
Shenzhen Goodix Technology Co., Ltd. Class A	19,200	385,227
Shenzhen SC New Energy Technology Corp. Class A	8,100	145,442
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	260,100	1,553,953
Tianshui Huatian Technology Co., Ltd. Class A	117,700	280,366
Unigroup Guoxin Microelectronics Co., Ltd. Class A	52,600	1,255,314
Will Semiconductor Co., Ltd. Class A	24,134	1,202,806
Xinyi Solar Holdings, Ltd.	2,166,046	4,674,689
		25,298,790
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A (a)	235,300	444,680
Agora, Inc. ADR (a) (b)	13,656	573,006
Beijing Shiji Information Technology Co., Ltd. Class A	110,400	401,728
Cheetah Mobile, Inc. ADR (a) (b)	2,433	5,766
China National Software & Service Co., Ltd. Class A	40,200	354,224
Genimous Technology Co., Ltd. Class A	371,500	349,026
Hundsun Technologies, Inc. Class A	53,680	774,768
Ideanomics, Inc. (a) (b)	150,902	428,562
Iflytek Co., Ltd. Class A	96,200	1,006,245
Kingdee International Software Group Co., Ltd. (a)	1,375,000	4,665,458
Kingsoft Corp., Ltd. (b)	571,000	3,422,684
Ming Yuan Cloud Group Holdings, Ltd.	229,000	1,136,766
Security Description	Shares	Value
Newland Digital Technology Co., Ltd. Class A	45,098	$115,801
OneConnect Financial Technology Co., Ltd. ADR (a)	23,856	286,749
Sangfor Technologies, Inc. Class A	24,400	979,950
Shanghai Baosight Software Co., Ltd. Class A	118,520	933,727
Thunder Software Technology Co., Ltd. Class A	52,600	1,278,679
Weimob, Inc. (a) (c)	805,000	1,774,642
Yonyou Network Technology Co., Ltd. Class A	144,940	746,141
		19,678,602
SPECIALTY RETAIL — 0.7%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	257,340	480,358
China Harmony Auto Holding, Ltd. (b)	966,500	424,392
China Meidong Auto Holdings, Ltd.	158,000	861,631
China Tourism Group Duty Free Corp., Ltd. Class A	87,500	4,064,287
China Yongda Automobiles Services Holdings, Ltd.	547,000	979,069
GOME Retail Holdings, Ltd. (a)	7,831,279	1,008,425
Grand Baoxin Auto Group, Ltd. (a)	834,074	139,624
Hengdeli Holdings, Ltd. (a)	3,604,895	155,506
Pop Mart International Group, Ltd. (b) (c)	121,200	1,201,723
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	362,983	651,149
Suning.com Co., Ltd. Class A	387,400	335,183
Zhongsheng Group Holdings, Ltd.	318,500	2,649,433
		12,950,780
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
China Greatwall Technology Group Co., Ltd. Class A	231,000	522,006
Ebang International Holdings, Inc. Class A (a)	49,896	153,680
Inspur Electronic Information Industry Co., Ltd. Class A	137,940	600,579
Legend Holdings Corp. Class H (c)	177,900	292,306
Lenovo Group, Ltd.	3,656,000	4,204,057
Ninestar Corp. Class A	45,600	227,264
Xiaomi Corp. Class B (a) (c)	6,486,800	22,553,050
		28,552,942
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
ANTA Sports Products, Ltd.	527,000	12,405,030
Bosideng International Holdings, Ltd.	2,306,000	1,648,023

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Dongxiang Group Co., Ltd. (a)	3,676,000	$648,496
Lao Feng Xiang Co., Ltd. Class A	61,600	505,034
Li Ning Co., Ltd.	1,041,207	12,710,318
Shenzhou International Group Holdings, Ltd.	427,800	10,802,627
Xtep International Holdings, Ltd. (b)	426,520	804,066
Zhejiang Semir Garment Co., Ltd. Class A	263,300	487,000
		40,010,594
TOBACCO — 0.4%
RLX Technology, Inc. ADR (a) (b)	360,672	3,148,666
Smoore International Holdings, Ltd. (c)	859,000	4,761,868
		7,910,534
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Bohai Leasing Co., Ltd. Class A (a)	842,100	315,420
CITIC Resources Holdings, Ltd. (a)	2,322,000	116,610
COSCO SHIPPING Development Co., Ltd. Class H	2,047,500	437,666
Jiangsu Guotai International Group Co., Ltd. Class A	573,720	808,075
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	172,200	393,929
Xiamen C & D, Inc. Class A	364,800	457,352
Zall Smart Commerce Group, Ltd. (a) (b)	1,914,000	130,626
		2,659,678
TRANSPORTATION INFRASTRUCTURE — 0.5%
Anhui Expressway Co., Ltd. Class H	702,000	456,499
Beijing Capital International Airport Co., Ltd. Class H (a)	1,069,939	709,541
China Merchants Port Holdings Co., Ltd.	1,124,805	1,642,485
COSCO SHIPPING International Hong Kong Co., Ltd.	614,000	195,288
COSCO SHIPPING Ports, Ltd.	485,946	379,203
Dalian Port PDA Co., Ltd. Class H	150,000	14,873
Hainan Meilan International Airport Co., Ltd. Class H (a)	124,000	518,140
Jiangsu Expressway Co., Ltd. Class H	1,066,795	1,207,482
Qingdao Port International Co., Ltd. Class H (c)	1,038,000	572,074
Shanghai International Airport Co., Ltd. Class A	85,500	636,931
Security Description	Shares	Value
Shanghai International Port Group Co., Ltd. Class A	894,500	$660,403
Shenzhen Expressway Co., Ltd. Class H	506,000	488,678
Shenzhen International Holdings, Ltd. (b)	726,611	1,004,887
Sichuan Expressway Co., Ltd. Class H	944,000	215,157
Yuexiu Transport Infrastructure, Ltd.	450,000	260,757
Zhejiang Expressway Co., Ltd. Class H	1,102,000	980,552
		9,942,950
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	3,546,000	1,342,447
Chengdu Xingrong Environment Co., Ltd. Class A	129,100	104,106
China Water Affairs Group, Ltd.	470,000	361,918
Chongqing Water Group Co., Ltd. Class A	547,700	442,510
Guangdong Investment, Ltd.	1,740,000	2,500,486
Luenmei Quantum Co., Ltd. Class A	134,600	186,040
		4,937,507
TOTAL COMMON STOCKS (Cost $1,510,655,134)		1,881,805,000
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	570,556	570,727
State Street Navigator Securities Lending Portfolio II (h) (i)	18,913,524	18,913,524
TOTAL SHORT-TERM INVESTMENTS (Cost $19,484,244)		19,484,251
TOTAL INVESTMENTS — 100.4% (Cost $1,530,139,378)		1,901,289,251
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(8,085,672)
NET ASSETS — 100.0%		$1,893,203,579
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.7% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $1,681,844, representing 0.1% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,879,787,973	$335,183	$1,681,844	$1,881,805,000
Short-Term Investments	19,484,251	—	—	19,484,251
TOTAL INVESTMENTS	$1,899,272,224	$335,183	$1,681,844	$1,901,289,251
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,413,349	$3,414,032	$117,711,529	$120,555,093	$251	$8	570,556	$570,727	$1,951
State Street Navigator Securities Lending Portfolio II	14,659,266	14,659,266	302,509,196	298,254,938	—	—	18,913,524	18,913,524	224,382
Total		$18,073,298	$420,220,725	$418,810,031	$251	$8		$19,484,251	$226,333
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	4,924,693	$67,007
TOTAL CORPORATE BONDS & NOTES (Cost $67,672)			67,007
	Shares
COMMON STOCKS — 99.5%
BRAZIL — 6.3%
Afya, Ltd. Class A (b) (c)	10,804	278,527
Ambev SA ADR (c)	3,891,146	13,385,542
Anima Holding SA (b)	107,605	296,148
Arco Platform, Ltd. Class A (b) (c)	9,773	299,640
Atacadao SA	21,773	91,121
Azul SA Preference Shares (b)	104,085	910,408
B2W Cia Digital (b)	146,576	1,935,515
B3 SA - Brasil Bolsa Balcao	5,389,647	18,066,276
Banco Bradesco SA ADR	4,910,658	25,191,676
Banco Bradesco SA	119,178	519,193
Banco BTG Pactual SA	121,319	2,951,104
Banco do Brasil SA	950,660	6,087,210
Banco Inter SA Preference Shares (d)	185,037	964,670
Banco Inter SA	326,520	5,061,927
Banco Inter SA (b)	40,677	207,931
Banco Inter SA, Preference Shares	23,051	120,174
Banco Pan SA Preference Shares	403,206	1,933,325
Banco Santander Brasil SA	41,714	336,681
BB Seguridade Participacoes SA	564,319	2,597,879
BR Malls Participacoes SA (b)	1,170,511	2,365,352
Bradespar SA Preference Shares	363,711	5,387,694
Brasil Brokers Participacoes SA (b)	3,038	1,629
Braskem SA ADR (b) (c)	151,105	3,602,343
BRF SA ADR (b) (c)	578,592	3,164,898
CCR SA	566,629	1,518,810
Centrais Eletricas Brasileiras SA ADR (c)	531,765	4,599,767
Cia Brasileira de Distribuicao ADR (c)	251,912	1,962,395
Cia de Locacao das Americas	112,492	614,487
Cia de Saneamento Basico do Estado de Sao Paulo	516,046	3,761,962
Security Description	Shares	Value
Cia Energetica de Minas Gerais ADR	1,686,860	$4,014,727
Cia Energetica de Sao Paulo Class B, Preference Shares	52,640	251,144
Cia Hering	39,206	267,293
Cia Siderurgica Nacional SA ADR (c)	676,760	5,941,953
Cielo SA	1,171,901	850,109
Cogna Educacao (b)	1,406,208	1,213,444
Construtora Tenda SA	1,668	8,327
Cosan SA	876,048	4,183,088
Cosan SA ADR (c)	34,505	656,285
CVC Brasil Operadora e Agencia de Viagens SA (b)	62,789	346,864
Cyrela Brazil Realty SA Empreendimentos e Participacoes	491,705	2,287,114
Duratex SA	446,753	2,118,980
Embraer SA (b)	893,284	3,359,261
Eneva SA (b)	820,920	2,777,927
Engie Brasil Energia SA	87,913	685,910
Equatorial Energia SA	189,116	934,679
Eternit SA (b)	8,828	43,473
Gafisa SA (b)	29,813	26,439
Gerdau SA ADR	1,226,360	7,235,524
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	24,916	114,007
Grupo SBF SA (b)	33,763	257,435
Hapvida Participacoes e Investimentos SA (d)	516,206	1,585,287
Hypera SA	78,534	539,487
IRB Brasil Resseguros SA	369,974	425,431
Itau Unibanco Holding SA Preference Shares ADR	4,355,494	26,176,519
Itausa SA Preference Shares	5,422,414	12,048,968
Itausa SA	353,031	802,047
Kepler Weber SA	10,590	118,355
Klabin SA (b)	330,834	1,736,634
Localiza Rent a Car SA	335,364	4,277,389
Locaweb Servicos de Internet SA (d)	120,528	649,977
LOG Commercial Properties e Participacoes SA	3,541	22,427
Log-in Logistica Intermodal SA (b)	5,741	21,590
Lojas Americanas SA Preference Shares	1,171,609	5,038,676
Lojas Renner SA	1,002,598	8,837,432
Magazine Luiza SA	1,799,258	7,583,787
Marcopolo SA Preference Shares	413,230	279,173

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Marfrig Global Foods SA	192,880	$735,718
Metalurgica Gerdau SA Preference Shares	1,650,367	4,548,676
Mills Estruturas e Servicos de Engenharia SA	37,870	66,188
Minerva SA	42,072	78,563
MMX Mineracao e Metalicos SA (b)	20,968	58,502
MRV Engenharia e Participacoes SA	103,078	335,455
Natura & Co. Holding SA (b)	645,180	7,295,458
Notre Dame Intermedica Participacoes SA	406,039	6,872,444
Odontoprev SA	25,047	65,040
Oi SA ADR (b) (c)	737,829	1,099,365
Pagseguro Digital, Ltd. Class A (b) (c)	125,360	7,010,131
PDG Realty SA Empreendimentos e Participacoes (b)	72,195	99,275
Petro Rio SA (b)	207,695	806,715
Petrobras Distribuidora SA	246,464	1,310,454
Petroleo Brasileiro SA Preference Shares ADR (c)	1,996,870	23,583,035
Petroleo Brasileiro SA ADR	987,674	12,079,253
Profarma Distribuidora de Produtos Farmaceuticos SA (b)	12,264	16,473
Qualicorp Consultoria e Corretora de Seguros SA	91,215	525,529
Raia Drogasil SA	665,338	3,276,404
Rede D'Or Sao Luiz SA (d)	498,152	6,853,021
Restoque Comercio e Confeccoes de Roupas SA (b)	8,799	7,435
Rodobens Negocios Imobiliarios SA	55,483	132,686
Rossi Residencial SA (b)	98,693	216,352
Rumo SA (b)	632,268	2,412,972
Sendas Distribuidora SA ADR (c)	251,912	4,307,695
StoneCo, Ltd. BDR (b)	445	29,886
StoneCo, Ltd. Class A (b)	151,344	10,149,129
Sul America SA	70,716	490,151
Suzano Papel e Celulose SA ADR (b) (c)	204,311	2,459,904
Suzano SA (b)	215,160	2,564,588
T4F Entretenimento SA (b)	127,791	156,624
Telefonica Brasil SA	557,131	4,663,253
TIM SA ADR (c)	257,829	2,970,190
Security Description	Shares	Value
TOTVS SA	211,500	$1,586,930
Ultrapar Participacoes SA	610,624	2,237,886
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	857,397	3,305,265
Vale SA ADR (c)	2,428,677	55,398,122
Vasta Platform, Ltd. (b) (c)	7,789	63,247
Via Varejo S/A (b)	991,519	3,120,078
WEG SA	1,352,134	9,078,270
XP, Inc. Class A (b)	112,992	4,920,802
YDUQS Participacoes SA	268,847	1,759,506
		404,678,116
CANADA — 0.0% (a)
Atlas Corp. (c)	11,086	157,976
CHILE — 0.5%
AntarChile SA	207,658	1,995,383
Banco de Chile	3,600,749	358,487
Banco Santander Chile	4,709,030	234,834
Cencosud SA	94,154	188,939
Empresas COPEC SA	466,867	4,635,904
Empresas Iansa SA (b)	3,039,552	66,919
Enel Americas SA ADR	557,259	4,023,410
Enel Chile SA ADR (c)	1,052,596	3,105,158
Enjoy SA (b)	7,671,612	42,883
Falabella SA	1,489,398	6,686,755
Multiexport Foods SA	2,781,150	1,114,393
Parque Arauco SA (b)	2,676,388	3,786,076
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	107,526	5,109,667
		31,348,808
CHINA — 40.0%
111, Inc. ADR (b) (c)	32,700	297,079
17 Education & Technology Group, Inc. ADR (b)	70,600	257,690
21Vianet Group, Inc. ADR (b)	57,285	1,314,691
360 DigiTech, Inc. ADR (b)	37,502	1,569,084
360 Security Technology, Inc. Class A (b)	111,100	209,962
3SBio, Inc. (b) (c) (d)	686,000	848,020
51job, Inc. ADR (b)	5,619	436,990
AAC Technologies Holdings, Inc. (c)	713,632	5,339,019
Addsino Co., Ltd. Class A (b)	272,300	795,298
Advanced Technology & Materials Co., Ltd. Class A	146,900	195,538

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
AECC Aviation Power Co., Ltd. Class A	57,500	$473,378
Aerospace CH UAV Co., Ltd.	57,393	193,920
Agile Group Holdings, Ltd.	2,683,626	3,476,410
Agora, Inc. ADR (b) (c)	23,784	997,977
Agricultural Bank of China, Ltd. Class A	3,208,900	1,504,905
Agricultural Bank of China, Ltd. Class H	24,853,000	8,640,793
Aier Eye Hospital Group Co., Ltd. Class A	200,060	2,197,893
Air China, Ltd. Class H (b)	2,775,744	2,040,923
Airtac International Group	79,000	3,048,004
AK Medical Holdings, Ltd. (c) (d)	166,000	292,846
Akeso, Inc. (b) (d)	367,000	2,960,725
Alibaba Group Holding, Ltd. ADR (b)	1,329,513	301,506,958
A-Living Smart City Services Co., Ltd. (d)	84,500	420,550
Alpha Group Class A (b)	413,600	414,826
Alphamab Oncology (b) (c) (d)	178,000	569,583
Aluminum Corp. of China, Ltd. Class H (b)	7,854,000	4,682,555
Amoy Diagnostics Co., Ltd. Class A	10,000	161,093
An Hui Wenergy Co., Ltd. Class A	265,000	155,452
Angang Steel Co., Ltd. Class H (c)	3,027,231	1,917,881
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	40,681
Anhui Conch Cement Co., Ltd. Class A	108,800	691,277
Anhui Conch Cement Co., Ltd. Class H	1,565,771	8,306,852
Anhui Construction Engineering Group Co., Ltd. Class A	411,100	246,882
Anhui Expressway Co., Ltd. Class H	8,000	5,202
Anhui Guangxin Agrochemical Co., Ltd. Class A	243,300	1,132,740
Anhui Gujing Distillery Co., Ltd. Class A	7,700	285,435
Anhui Gujing Distillery Co., Ltd. Class B	115,600	1,600,211
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	512,979
Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	476,700	$377,768
Anhui Jinhe Industrial Co., Ltd. Class A	108,400	582,196
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	170,774
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	562,917	754,523
ANTA Sports Products, Ltd.	927,506	21,832,523
Anton Oilfield Services Group (b) (c)	130,000	8,705
Aoshikang Technology Co., Ltd. Class A	13,700	165,290
Aotecar New Energy Technology Co., Ltd. Class A	217,993	124,840
Apeloa Pharmaceutical Co., Ltd. Class A	221,700	1,008,842
Ascentage Pharma Group International (b) (c) (d)	43,900	265,689
Asian Citrus Holdings, Ltd. (b)	550,000	22,309
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	1,061,136
Ausnutria Dairy Corp., Ltd. (c)	58,000	77,673
Autobio Diagnostics Co., Ltd. Class A	30,030	352,179
Autohome, Inc. ADR	37,909	2,424,660
Avary Holding Shenzhen Co., Ltd. Class A	103,900	577,003
AVIC Industry-Finance Holdings Co., Ltd. Class A	260,400	155,978
AVIC International Holding HK, Ltd. (b)	2,426,527	40,932
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	250,727
AVIC Shenyang Aircraft Co., Ltd. Class A	56,560	527,882
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	15,500	63,047
AviChina Industry & Technology Co., Ltd. Class H	2,689,000	1,779,774
Bafang Electric Suzhou Co., Ltd. Class A	9,514	348,084
BAIC Motor Corp., Ltd. Class H (c) (d)	6,500	2,419
Baidu, Inc. ADR (b)	188,364	38,407,420
Baidu, Inc. Class A (b)	39,450	1,012,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
BAIOO Family Interactive, Ltd. (c) (d)	2,460,000	$516,338
Bank of China, Ltd. Class H	59,138,440	21,246,386
Bank of Communications Co., Ltd. Class H	19,676,864	13,226,270
Bank of Ningbo Co., Ltd. Class A	252,300	1,521,801
Baoshan Iron & Steel Co., Ltd. Class A	463,800	548,447
Baosheng Science & Technology Innovation Co., Ltd. Class A	8,600	5,484
Baozun, Inc. ADR (b) (c)	15,979	566,296
BBMG Corp. Class H	1,278,000	240,267
BeiGene, Ltd. ADR (b)	25,551	8,768,848
Beijing BDStar Navigation Co., Ltd. Class A (b)	119,400	795,957
Beijing Capital International Airport Co., Ltd. Class H (b)	3,159,490	2,095,247
Beijing Capital Land, Ltd. Class H (b)	28,000	6,093
Beijing Career International Co., Ltd. Class A	30,600	287,110
Beijing Certificate Authority Co., Ltd. Class A	14,100	103,597
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	23,000	77,152
Beijing Ctrowell Technology Corp., Ltd. Class A	81,406	126,881
Beijing Dabeinong Technology Group Co., Ltd. Class A	381,700	401,737
Beijing Enterprises Clean Energy Group, Ltd. (b)	24,114,856	347,787
Beijing Enterprises Holdings, Ltd.	681,500	2,417,678
Beijing Enterprises Water Group, Ltd.	5,390,000	2,040,549
Beijing GeoEnviron Engineering & Technology, Inc. Class A	733,330	1,643,533
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	32,749
Beijing Shiji Information Technology Co., Ltd. Class A	157,220	572,098
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	175,618
Security Description	Shares	Value
Beijing SL Pharmaceutical Co., Ltd. Class A	248,650	$405,254
Beijing Strong Biotechnologies, Inc. Class A	9,100	27,789
Beijing Tiantan Biological Products Corp., Ltd. Class A	198,523	1,052,402
Beijing Tongtech Co., Ltd. Class A	29,600	130,525
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	219,772
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	105,868
Beken Corp. Class A	12,564	160,044
Berry Genomics Co., Ltd. Class A (b)	112,000	520,749
BEST, Inc. ADR (b) (c)	45,217	80,486
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	147,187
Betta Pharmaceuticals Co., Ltd. Class A	1,400	23,454
BGI Genomics Co., Ltd. Class A	20,100	368,970
Biem.L.Fdlkk Garment Co., Ltd. Class A	176,963	700,911
Bilibili, Inc. ADR (b)	145,597	17,739,538
BIT Mining, Ltd. ADR (b)	43,696	344,761
Blue Sail Medical Co., Ltd. Class A	120,400	388,546
BOE Technology Group Co., Ltd. Class A	986,700	952,972
BOE Technology Group Co., Ltd. Class B	814,700	400,749
Bosideng International Holdings, Ltd.	2,580,000	1,843,842
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	110,926
Boyaa Interactive International, Ltd. (b)	64,000	4,697
Brilliance China Automotive Holdings, Ltd. (e)	2,744,000	1,934,547
B-Soft Co., Ltd. Class A	214,219	293,103
BYD Co., Ltd. Class A	107,800	4,187,963
BYD Co., Ltd. Class H (c)	582,556	17,418,506
BYD Electronic International Co., Ltd. (c)	647,500	4,252,271
C&S Paper Co., Ltd. Class A	7,400	31,555
C.banner International Holdings, Ltd. (b)	12,000	603

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Cabbeen Fashion, Ltd.	1,246,000	$540,703
Caissa Tosun Development Co., Ltd. Class A (b)	83,006	120,124
Caitong Securities Co., Ltd. Class A	140,700	228,444
CanSino Biologics, Inc. Class H (b) (c) (d)	31,600	1,678,910
CAR, Inc. (b) (c)	96,000	49,200
CECEP Wind-Power Corp. Class A	537,800	311,317
Central China Securities Co., Ltd. Class A (b)	463,600	349,448
CETC Digital Technology Co., Ltd. Class A	110,000	458,160
CGN Mining Co., Ltd.	325,000	30,132
CGN New Energy Holdings Co., Ltd. (c)	24,000	9,920
CGN Nuclear Technology Development Co., Ltd. Class A	252,400	403,162
CGN Power Co., Ltd. Class H (d)	9,620,000	2,143,049
Chacha Food Co., Ltd. Class A	30,900	206,132
Changchun High & New Technology Industry Group, Inc. Class A	11,925	714,298
Changjiang Securities Co., Ltd. Class A	402,900	456,477
Changsha Jingjia Microelectronics Co., Ltd. Class A	26,700	404,663
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	950,275
Chanjet Information Technology Co., Ltd. Class H	2,600	6,930
Chaowei Power Holdings, Ltd.	75,000	23,468
Cheetah Mobile, Inc. ADR (b) (c)	10,984	26,032
ChemPartner PharmaTech Co., Ltd. Class A	51,800	154,658
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	124,400	232,208
Chengdu Hongqi Chain Co., Ltd. Class A	847,086	673,909
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	83,773
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	99,200	230,157
Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	2,254,000	$203,172
China Aircraft Leasing Group Holdings, Ltd. (c)	6,500	5,081
China Aoyuan Group, Ltd.	1,347,000	1,136,109
China Baoan Group Co., Ltd. Class A	289,800	819,497
China Bohai Bank Co., Ltd. Class H (d)	42,500	14,722
China Building Material Test & Certification Group Co., Ltd. Class A	804,048	2,123,104
China Chengtong Development Group, Ltd. (b) (c)	3,726,000	89,721
China Cinda Asset Management Co., Ltd. Class H	11,357,000	2,164,394
China CITIC Bank Corp., Ltd. Class H	11,020,000	5,222,043
China Coal Energy Co., Ltd. Class H	5,534,000	3,299,371
China Common Rich Renewable Energy Investment, Ltd. (b) (e)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	75,943
China Conch Venture Holdings, Ltd.	1,387,200	5,841,143
China Construction Bank Corp. Class H	75,401,600	59,324,321
China Datang Corp. Renewable Power Co., Ltd. Class H	1,238,000	355,497
China Dili Group (b) (c)	2,131,100	573,537
China Dongxiang Group Co., Ltd. (b)	1,080,000	190,526
China East Education Holdings, Ltd. (b) (c) (d)	31,500	49,486
China Eastern Airlines Corp., Ltd. Class H	144,000	61,006
China Education Group Holdings, Ltd. (c)	163,000	363,535
China Electronics Huada Technology Co., Ltd.	134,000	16,737
China Energine International Holdings, Ltd. (b) (c)	1,430,000	28,173
China Everbright Bank Co., Ltd. Class A	554,500	324,417
China Everbright Environment Group, Ltd.	3,058,111	1,732,674

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Everbright, Ltd.	24,000	$28,247
China Evergrande Group (c)	1,850,737	2,411,772
China Fangda Group Co., Ltd. Class B (b)	1,266,199	479,358
China Feihe, Ltd. (d)	1,708,000	3,686,149
China Financial Services Holdings, Ltd. (b)	86,100	18,848
China Foods, Ltd.	16,000	5,810
China Fortune Land Development Co., Ltd. Class A	35,620	28,889
China Galaxy Securities Co., Ltd. Class A	162,000	270,299
China Galaxy Securities Co., Ltd. Class H	2,763,400	1,647,539
China Gas Holdings, Ltd.	2,137,600	6,523,577
China Great Wall Securities Co., Ltd. Class A	126,200	217,403
China Greatwall Technology Group Co., Ltd. Class A	166,500	376,251
China Hanking Holdings, Ltd.	1,162,000	197,511
China Harmony Auto Holding, Ltd.	7,000	3,074
China High Speed Railway Technology Co., Ltd. Class A (b)	722,900	248,394
China Hongqiao Group, Ltd.	435,500	589,950
China Huarong Energy Co., Ltd. (b)	100,000	1,365
China Index Holdings, Ltd. ADR (b)	34,968	70,286
China International Capital Corp., Ltd. Class H (d)	561,200	1,510,341
China International Marine Containers Group Co., Ltd. Class H	134,540	297,290
China Jinmao Holdings Group, Ltd.	880,000	294,623
China Kings Resources Group Co., Ltd. Class A	9,620	28,871
China Lesso Group Holdings, Ltd.	1,301,000	3,209,843
China Life Insurance Co., Ltd. Class H	6,813,260	13,510,975
China Literature, Ltd. (b) (c) (d)	167,600	1,863,577
China Longyuan Power Group Corp., Ltd. Class H	2,690,000	4,634,676
Security Description	Shares	Value
China Machinery Engineering Corp. Class H	14,000	$6,490
China Medical System Holdings, Ltd.	1,387,000	3,652,421
China Meidong Auto Holdings, Ltd.	152,000	828,911
China Mengniu Dairy Co., Ltd.	2,596,345	15,696,723
China Merchants Bank Co., Ltd. Class A	899,462	7,544,185
China Merchants Bank Co., Ltd. Class H	3,442,181	29,365,039
China Merchants China Direct Investments, Ltd.	4,000	5,140
China Merchants Port Holdings Co., Ltd.	2,762,090	4,033,313
China Merchants Securities Co., Ltd. Class A	385,741	1,135,577
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	163,457	277,031
China Minsheng Banking Corp., Ltd. Class H (c)	7,411,379	3,550,201
China Modern Dairy Holdings, Ltd. (c)	93,000	20,598
China Molybdenum Co., Ltd. Class A (b)	1,543,700	1,232,886
China Molybdenum Co., Ltd. Class H	1,092,000	648,238
China National Accord Medicines Corp., Ltd. Class B	266,195	771,247
China National Building Material Co., Ltd. Class H	2,947,400	3,461,345
China National Medicines Corp., Ltd. Class A	152,795	781,848
China National Software & Service Co., Ltd. Class A	30,200	266,108
China NT Pharma Group Co., Ltd. (b)	1,681,662	25,336
China Ocean Industry Group, Ltd. (b)	57,625	928
China Oil & Gas Group, Ltd. (b)	132,000	7,139
China Oilfield Services, Ltd. Class H	2,158,422	1,934,446
China Online Education Group ADR (b) (c)	1,275	9,983
China Overseas Grand Oceans Group, Ltd.	109,500	63,733
China Overseas Land & Investment, Ltd.	4,170,804	9,473,912

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Overseas Property Holdings, Ltd.	62,066	$66,335
China Pacific Insurance Group Co., Ltd. Class A	253,838	1,138,192
China Pacific Insurance Group Co., Ltd. Class H	2,473,600	7,787,882
China Petroleum & Chemical Corp. Class H	23,100,338	11,690,199
China Power International Development, Ltd.	6,904,000	1,511,335
China Railway Group, Ltd. Class H	5,534,487	2,886,313
China Rare Earth Holdings, Ltd. (b)	2,013,200	222,944
China Resources Beer Holdings Co., Ltd.	906,930	8,145,711
China Resources Cement Holdings, Ltd.	738,000	701,332
China Resources Gas Group, Ltd.	434,000	2,604,274
China Resources Land, Ltd.	2,786,222	11,283,592
China Resources Mixc Lifestyle Services, Ltd. (d)	134,000	917,105
China Resources Power Holdings Co., Ltd.	2,766,432	3,776,042
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	101,852
China Sanjiang Fine Chemicals Co., Ltd.	73,000	29,610
China Science Publishing & Media, Ltd. Class A	127,700	176,108
China Shenhua Energy Co., Ltd. Class H	3,794,124	7,435,962
China Shipbuilding Industry Co., Ltd. Class A (b)	1,076,900	686,725
China Singyes Solar Technologies Holdings, Ltd.	9,600	1,681
China South City Holdings, Ltd.	2,572,000	281,515
China Southern Airlines Co., Ltd. Class H (b) (c)	2,604,000	1,616,215
China State Construction Engineering Corp., Ltd. Class A	1,165,800	839,049
China Taiping Insurance Holdings Co., Ltd.	1,103,835	1,836,444
China Tianying, Inc. Class A (b)	557,700	393,619
Security Description	Shares	Value
China Tourism Group Duty Free Corp., Ltd. Class A	134,900	$6,265,970
China Tower Corp., Ltd. Class H (d)	27,888,000	3,842,485
China TransInfo Technology Co., Ltd. Class A	290,300	750,367
China Travel International Investment Hong Kong, Ltd. (b)	8,138,000	1,351,819
China Vanke Co., Ltd. Class A	439,200	1,618,572
China Vanke Co., Ltd. Class H	1,097,000	3,432,606
China World Trade Center Co., Ltd. Class A	107,000	297,441
China Yangtze Power Co., Ltd. Class A	1,253,800	4,005,422
China Yongda Automobiles Services Holdings, Ltd.	827,500	1,481,132
China Yuhua Education Corp., Ltd. (d)	24,000	21,726
China ZhengTong Auto Services Holdings, Ltd. (b) (c)	38,000	3,915
China Zhenhua Group Science & Technology Co., Ltd. Class A	240,300	2,271,392
ChinaCache International Holdings, Ltd. ADR (b) (c)	18,355	769
Chinasoft International, Ltd.	704,000	1,283,651
Chinese Universe Publishing & Media Group Co., Ltd. Class A	191,800	292,709
Chlitina Holding, Ltd.	2,000	14,787
Chongqing Brewery Co., Ltd. Class A (b)	27,511	842,893
Chongqing Changan Automobile Co., Ltd. Class A	10,100	41,083
Chongqing Changan Automobile Co., Ltd. Class B	1,093,500	1,122,246
Chongqing Department Store Co., Ltd. Class A	24,800	105,367
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	7,252	16,130
Chongqing Gas Group Corp., Ltd. Class A	151,700	191,831
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	9,240

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chongqing Zhifei Biological Products Co., Ltd. Class A	110,700	$3,199,426
Chow Tai Seng Jewellery Co., Ltd. Class A	177,243	542,358
CIFI Holdings Group Co., Ltd.	1,758,447	1,372,186
CIMC Enric Holdings, Ltd.	10,000	10,405
Citic Pacific Special Steel Group Co., Ltd. Class A	46,950	151,441
CITIC Resources Holdings, Ltd. (b)	2,066,000	103,754
CITIC Securities Co., Ltd. Class A	532,200	2,054,384
CITIC Securities Co., Ltd. Class H (b)	1,412,500	3,543,141
CITIC Telecom International Holdings, Ltd.	1,375,000	455,037
CITIC, Ltd.	3,788,961	4,083,726
Cloopen Group Holding, Ltd. ADR (b)	35,000	296,800
CMST Development Co., Ltd. Class A (b)	255,300	210,615
CNHTC Jinan Truck Co., Ltd. Class A	122,500	513,067
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	975,200	1,954,672
COFCO Biotechnology Co., Ltd. Class L	153,200	213,646
Cogobuy Group (b) (d)	64,000	23,158
Colour Life Services Group Co., Ltd. (c)	69,000	27,099
Comtec Solar Systems Group, Ltd. (b)	211,500	14,434
Contemporary Amperex Technology Co., Ltd. Class A	135,093	11,182,389
CooTek Cayman, Inc. ADR (b)	176,800	295,256
COSCO SHIPPING Development Co., Ltd. Class H	8,279,117	1,769,714
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (c)	2,338,000	1,089,843
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (c)	3,545,425	8,929,932
COSCO SHIPPING Ports, Ltd.	3,006,050	2,345,740
Cosmo Lady China Holdings Co., Ltd. (b) (c) (d)	71,000	10,880
Country Garden Holdings Co., Ltd.	5,817,514	6,517,300
Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	985,000	$10,641,655
CQ Pharmaceutical Holding Co., Ltd. Class A	572,500	445,711
Crazy Sports Group, Ltd. (b) (c)	2,412,200	229,856
CSC Financial Co., Ltd. Class A	159,200	774,458
CSG Holding Co., Ltd. Class B	719,345	333,465
CSPC Pharmaceutical Group, Ltd.	5,828,960	8,436,618
CSSC Offshore & Marine Engineering Group Co., Ltd. Class A (b)	131,500	423,350
CSSC Science & Technology Co., Ltd. Class A	151,300	269,307
CStone Pharmaceuticals (b) (d)	64,500	142,026
CTS International Logistics Corp., Ltd. Class A	314,290	685,412
D&O Home Collection Co., Ltd. Class A	106,000	255,613
Daan Gene Co., Ltd. Class A	305,619	1,004,720
Dada Nexus, Ltd. ADR (b)	1,509	43,776
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	393,000	223,238
Daqo New Energy Corp. ADR (b)	44,571	2,898,006
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,714	290,434
Datang International Power Generation Co., Ltd. Class H (c)	8,284,000	1,386,738
Dazhong Transportation Group Co., Ltd. Class B	1,491,250	423,515
Deppon Logistics Co., Ltd. Class A	122,400	208,204
DHC Software Co., Ltd. Class A	153,400	188,282
Digital China Group Co., Ltd. Class A	166,900	564,440
Digital China Information Service Co., Ltd. Class A	127,000	284,435
Do-Fluoride New Materials Co., Ltd. Class A (b)	117,300	645,247
Dongfang Electric Corp., Ltd. Class A	131,700	223,616

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Dongfang Electric Corp., Ltd. Class H (c)	234,000	$187,421
Dongfeng Motor Group Co., Ltd. Class H	2,694,657	2,421,976
Dongjiang Environmental Co., Ltd. Class A	295,800	342,918
Dongyue Group, Ltd.	44,000	36,828
Double Medical Technology, Inc. Class A	110,000	1,240,998
DouYu International Holdings, Ltd. ADR (b)	61,077	417,767
East Money Information Co., Ltd. Class A	370,704	1,881,391
Eastern Communications Co., Ltd. Class B	374,700	178,357
Easysight Supply Chain Management Co., Ltd. Class A (b)	150,900	138,501
Ebang International Holdings, Inc. Class A (b)	85,800	264,264
E-Commodities Holdings, Ltd. (b)	6,250	310
Eoptolink Technology, Inc., Ltd. Class A	32,513	157,260
ESR Cayman, Ltd. (b) (d)	494,200	1,667,305
Essex Bio-technology, Ltd.	1,298,000	1,268,608
Eve Energy Co., Ltd. Class A	113,499	1,825,758
Ever Sunshine Lifestyle Services Group, Ltd.	192,000	476,672
Everbright Securities Co., Ltd. Class A	126,800	351,107
Everest Medicines, Ltd. (b) (d)	63,500	631,660
Evergrande Property Services Group, Ltd. (b) (c) (d)	280,500	352,167
Fang Holdings, Ltd. ADR (b) (c)	3,341	39,591
Fanhua, Inc. ADR (c)	39,630	598,413
Fantasia Holdings Group Co., Ltd. (c)	1,920,000	217,568
Far East Horizon, Ltd. (c)	2,682,000	2,804,309
FAW Jiefang Group Co., Ltd. (b)	253,900	425,207
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	87,659
Fibocom Wireless, Inc. Class A	21,760	157,285
FinVolution Group ADR	11,624	110,660
First Capital Securities Co., Ltd. Class A	244,300	269,980
Security Description	Shares	Value
First Tractor Co., Ltd. Class A (b)	147,500	$376,692
Flat Glass Group Co., Ltd. Class A	167,800	1,026,666
Flat Glass Group Co., Ltd. Class H (c)	20,000	82,412
Focus Media Information Technology Co., Ltd. Class A	337,500	491,557
Foshan Haitian Flavouring & Food Co., Ltd. Class A	196,560	3,923,077
Founder Securities Co., Ltd. Class A (b)	288,000	417,233
Foxconn Industrial Internet Co., Ltd. Class A	118,500	227,615
Fufeng Group, Ltd.	71,000	22,765
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	143,690	229,073
Fujian Boss Software Development Co., Ltd. Class A	28,140	77,309
Fujian Green Pine Co., Ltd. Class A	46,600	152,187
Fujian Longking Co., Ltd. Class A	128,100	168,927
Fujian Star-net Communication Co., Ltd. Class A	159,300	526,410
Fujian Sunner Development Co., Ltd. Class A	117,100	432,814
Fuyao Glass Industry Group Co., Ltd. Class A	285,217	2,465,522
Fuyao Glass Industry Group Co., Ltd. Class H (d)	172,000	1,211,509
Ganfeng Lithium Co., Ltd. Class A	104,800	1,964,174
Ganfeng Lithium Co., Ltd. Class H (d)	7,400	110,535
Gaotu Techedu, Inc. ADR (b) (c)	76,850	1,135,074
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	1,197,675
GCI Science & Technology Co., Ltd. Class A	284,581	587,587
GCL System Integration Technology Co., Ltd. Class A (b)	245,700	132,341
GCL-Poly Energy Holdings, Ltd. (b)	8,528,000	1,364,480
GDS Holdings, Ltd. ADR (b)	76,595	6,011,942

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Geely Automobile Holdings, Ltd.	3,956,000	$12,455,069
Gemdale Corp. Class A	125,600	199,067
Genertec Universal Medical Group Co., Ltd. (d)	691,100	675,451
Genetron Holdings, Ltd. ADR (b)	16,100	324,254
Genimous Technology Co., Ltd. Class A	459,400	431,609
Genscript Biotech Corp. (b)	604,000	2,636,621
Getein Biotech, Inc. Class A	195,042	678,633
GF Securities Co., Ltd. Class H	1,654,200	2,142,876
Giant Network Group Co., Ltd. Class A	273,100	562,191
Gigadevice Semiconductor Beijing, Inc. Class A	36,960	1,074,903
Global Bio-Chem Technology Group Co., Ltd. (b)	1,096,000	30,908
Global Top E-Commerce Co., Ltd. Class A (b)	3,900	1,376
GoerTek, Inc. Class A	270,100	1,786,773
Goke Microelectronics Co., Ltd. Class A	19,100	335,625
GoldenHome Living Co., Ltd. Class A	45,080	332,753
Goldpac Group, Ltd.	64,000	14,587
GOME Retail Holdings, Ltd. (b) (c)	10,974,000	1,413,110
Goodbaby International Holdings, Ltd. (b)	67,000	15,443
Grand Baoxin Auto Group, Ltd. (b)	3,158	529
Grandjoy Holdings Group Co., Ltd. Class A	169,100	94,223
Great Wall Motor Co., Ltd. Class H	2,957,750	9,559,742
Greattown Holdings, Ltd. Class A	265,800	155,098
Greatview Aseptic Packaging Co., Ltd.	10,000	4,507
Gree Real Estate Co., Ltd. Class A (b)	280,600	320,085
Greentown China Holdings, Ltd. (c)	684,500	1,054,182
Greentown Service Group Co., Ltd.	484,000	751,629
Grinm Advanced Materials Co., Ltd. Class A	125,800	278,437
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (b)	91,200	154,568
Security Description	Shares	Value
Guangdong Electric Power Development Co., Ltd. Class B	2,069,240	$631,495
Guangdong Golden Dragon Development, Inc. Class A (b)	142,500	379,362
Guangdong Haid Group Co., Ltd. Class A	113,200	1,429,707
Guangdong Hongda Blasting Co., Ltd. Class A	115,300	495,582
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	574,400	521,871
Guangdong Investment, Ltd.	3,416,229	4,909,329
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	393,455
Guangdong Provincial Expressway Development Co., Ltd. Class B	260,800	182,355
Guangdong Topstar Technology Co., Ltd. Class A	18,000	96,953
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	237,500	964,947
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	131,700	175,509
Guangshen Railway Co., Ltd. Class H (b)	5,522,000	1,073,703
Guangxi Guiguan Electric Power Co., Ltd. Class A	264,900	254,615
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	248,040	757,843
Guangzhou Automobile Group Co., Ltd. Class H	3,160,090	2,836,242
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	136,600	715,681
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	18,968
Guangzhou Haige Communications Group, Inc. Co. Class A	296,900	434,722

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	$380,826
Guangzhou R&F Properties Co., Ltd. Class H	1,033,082	1,178,635
Guangzhou Restaurant Group Co., Ltd. Class A	183,960	732,326
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	84,645
Guangzhou Tinci Materials Technology Co., Ltd. Class A	161,460	2,663,490
Guangzhou Wondfo Biotech Co., Ltd. Class A	11,440	114,544
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	300,500	588,828
Guangzhou Zhujiang Brewery Co., Ltd. Class A	269,800	456,846
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (b)	276,700	448,829
Guocheng Mining Co., Ltd. Class A	136,300	184,171
Guodian Technology & Environment Group Corp., Ltd. Class H (b)	73,000	3,431
Guomai Technologies, Inc. Class A	268,300	260,375
Guosen Securities Co., Ltd. Class A	424,300	705,979
Guosheng Financial Holding, Inc. Class A (b)	141,400	249,278
Guotai Junan Securities Co., Ltd. Class A	297,200	788,442
Guoxuan High-Tech Co., Ltd. Class A (b)	39,744	267,960
Guoyuan Securities Co., Ltd. Class A	171,910	212,065
Haichang Ocean Park Holdings, Ltd. (b) (d)	1,044,000	72,595
Haidilao International Holding, Ltd. (c) (d)	486,000	2,559,591
Haier Smart Home Co., Ltd. Class A	160,600	644,055
Haier Smart Home Co., Ltd. Class H (b)	1,079,400	3,766,715
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	67,424	187,740
Security Description	Shares	Value
Hainan Meilan International Airport Co., Ltd. Class H (b)	65,000	$271,606
Haisco Pharmaceutical Group Co., Ltd. Class A	143,900	479,307
Haitian International Holdings, Ltd.	189,000	633,987
Haitong Securities Co., Ltd. Class A	272,100	484,325
Haitong Securities Co., Ltd. Class H	2,730,400	2,390,816
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	300,000	1,582,454
Hangjin Technology Co., Ltd. Class A	134,100	601,710
Hangzhou Chang Chuan Technology Co., Ltd. Class A (b)	58,700	619,721
Hangzhou Dptech Technologies Co., Ltd. Class A	17,900	107,026
Hangzhou First Applied Material Co., Ltd. Class A	158,352	2,576,680
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	246,144
Hangzhou Silan Microelectronics Co., Ltd. Class A	107,700	939,334
Hangzhou Steam Turbine Co., Ltd. Class B	698,320	1,117,729
Hangzhou Tigermed Consulting Co., Ltd. Class A	92,122	2,756,167
Hansoh Pharmaceutical Group Co., Ltd. (d)	490,000	2,145,290
Harbin Boshi Automation Co., Ltd. Class A	575,420	1,133,767
Harbin Electric Co., Ltd. Class H	2,654,000	721,098
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (b)	380,500	152,533
Health & Happiness H&H International Holdings, Ltd.	5,000	20,957
Hebei Construction Group Corp., Ltd. Class H	78,500	24,260
Hefei Meiya Optoelectronic Technology, Inc. Class A	123,600	1,066,723
Henan Lingrui Pharmaceutical Co. Class A	297,900	484,139

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Henan Shuanghui Investment & Development Co., Ltd. Class A	104,840	$516,018
Hengan International Group Co., Ltd.	692,000	4,633,620
Hengli Petrochemical Co., Ltd. Class A	370,300	1,503,931
Hisense Home Appliances Group Co., Ltd. Class A	389,500	866,312
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	108,227
Holitech Technology Co., Ltd. Class A	250,900	138,637
Hongda Xingye Co., Ltd. Class A	378,100	229,990
Hongfa Technology Co., Ltd. Class A	29,900	290,168
Honghua Group, Ltd. (b)	14,000	496
Honworld Group, Ltd. (d)	35,000	13,836
Hope Education Group Co., Ltd. (c) (d)	180,000	43,344
Hopson Development Holdings, Ltd. (c)	174,000	797,646
Hua Hong Semiconductor, Ltd. (b) (c) (d)	181,000	999,878
Huaan Securities Co., Ltd. Class A	537,030	462,982
Huadian Power International Corp., Ltd. Class H	2,893,308	942,597
Huadong Medicine Co., Ltd. Class A	34,200	243,550
Huafon Chemical Co., Ltd. Class A	1,110,800	2,441,375
Huafu Fashion Co., Ltd. Class A (b)	142,600	106,605
Huagong Tech Co., Ltd. Class A	102,700	373,868
Hualan Biological Engineering, Inc. Class A	225,027	1,277,539
Huaneng Lancang River Hydropower, Inc. Class A	25,900	23,211
Huaneng Power International, Inc. Class H	5,522,000	2,161,628
Huangshan Tourism Development Co., Ltd. Class B	965,082	714,161
Huatai Securities Co., Ltd. Class A	417,500	1,020,996
Huatai Securities Co., Ltd. Class H (d)	812,200	1,192,282
Security Description	Shares	Value
Huaxi Securities Co., Ltd. Class A	298,600	$445,068
Huaxin Cement Co., Ltd. Class B	383,300	716,771
Huayu Automotive Systems Co., Ltd. Class A	131,061	532,898
Huazhu Group, Ltd. ADR (b) (c)	99,862	5,273,712
Hubei Biocause Pharmaceutical Co., Ltd. Class A	424,800	238,014
Hubei Kaile Science & Technology Co., Ltd. Class A (b)	166,300	228,568
Huizhou Desay Sv Automotive Co., Ltd. Class A	123,900	2,111,009
Humanwell Healthcare Group Co., Ltd. Class A	33,900	148,332
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (b)	736,300	255,278
Hunan Gold Corp., Ltd. Class A (b)	131,800	158,098
Hunan New Wellful Co., Ltd. Class A	265,300	275,120
Hundsun Technologies, Inc. Class A	141,110	2,036,653
HUYA, Inc. ADR (b) (c)	23,154	408,668
Hygeia Healthcare Holdings Co., Ltd. (d)	43,600	572,661
Hytera Communications Corp., Ltd. Class A	438,400	341,988
HyUnion Holding Co., Ltd. Class A (b)	115,000	97,185
iClick Interactive Asia Group, Ltd. ADR (b) (c)	24,106	266,130
Iflytek Co., Ltd. Class A	162,500	1,699,738
I-Mab ADR (b) (c)	3,307	277,623
Industrial & Commercial Bank of China, Ltd. Class A	1,984,905	1,588,330
Industrial & Commercial Bank of China, Ltd. Class H	60,803,492	35,702,972
Industrial Bank Co., Ltd. Class A	848,600	2,699,139
Industrial Securities Co., Ltd. Class A	428,300	640,377
INESA Intelligent Tech, Inc. Class B	2,668,400	1,203,448
Ingenic Semiconductor Co., Ltd. Class A	30,300	473,293

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	467,400	$368,228
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	933,800	336,760
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	177,900	1,014,117
Inner Mongolia Yitai Coal Co., Ltd. Class B	543,936	362,805
InnoCare Pharma, Ltd. (b) (d)	139,000	511,013
Innovent Biologics, Inc. (b) (d)	574,000	6,692,854
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	142,878
Intco Medical Technology Co., Ltd. Class A	31,500	608,465
iQIYI, Inc. ADR (b) (c)	195,268	3,042,275
IReader Technology Co., Ltd. Class A	110,200	486,112
JA Solar Technology Co., Ltd. Class A (b)	81,400	617,349
Jafron Biomedical Co., Ltd. Class A	15,420	206,114
Jason Furniture Hangzhou Co., Ltd. Class A	123,000	1,471,237
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	127,800	191,477
JD Health International, Inc. (b) (c) (d)	227,900	3,266,258
JD.com, Inc. ADR (b)	677,223	54,049,168
Jiajiayue Group Co., Ltd. Class A	154,400	415,104
Jiangling Motors Corp., Ltd. Class A	109,100	395,647
Jiangnan Group, Ltd. (b)	201,000	10,094
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	368,300	135,672
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	154,000	147,782
Jiangsu Eastern Shenghong Co., Ltd. Class A	421,000	1,361,880
Jiangsu Expressway Co., Ltd. Class H	2,894,000	3,275,657
Jiangsu Hengli Hydraulic Co., Ltd. Class A	111,351	1,480,808
Jiangsu Hengrui Medicine Co., Ltd. Class A	367,516	3,866,374
Security Description	Shares	Value
Jiangsu Huaxicun Co., Ltd. Class A	258,300	$279,855
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	126,750	742,155
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	277,471
Jiangsu Shagang Co., Ltd. Class A	111,800	188,789
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	82,565	2,647,866
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	250,844
Jiangsu Yoke Technology Co., Ltd. Class A	127,200	1,594,713
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	193,578	1,142,439
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	153,600	140,742
Jiangxi Copper Co., Ltd. Class H (c)	1,382,000	2,829,542
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	122,900	529,770
Jiangxi Zhengbang Technology Co., Ltd. Class A	257,800	476,827
Jiayou International Logistics Co., Ltd. Class A	501,148	1,251,154
Jinke Properties Group Co., Ltd. Class A	697,630	625,193
JinkoSolar Holding Co., Ltd. ADR (b) (c)	16,804	941,360
Jinxin Fertility Group, Ltd. (d)	288,000	726,875
JiuGui Liquor Co., Ltd. Class A	22,500	890,131
Jiumaojiu International Holdings, Ltd. (d)	134,000	547,847
Joinn Laboratories China Co., Ltd. Class A	48,800	1,387,898
Jointown Pharmaceutical Group Co., Ltd. Class A	285,400	678,951
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	27,966
Joy City Property, Ltd.	2,634,000	154,326
Joyoung Co., Ltd. Class A	250,656	1,260,486
JOYY, Inc. ADR	28,897	1,906,335

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ju Teng International Holdings, Ltd.	134,500	$28,231
Juewei Food Co., Ltd. Class A	19,000	247,879
Kama Co., Ltd. Class B (b)	1,025,600	337,422
Kandi Technologies Group, Inc. (b) (c)	7,309	43,708
Kangji Medical Holdings, Ltd. (c)	14,500	24,124
KE Holdings, Inc. ADR (b)	114,266	5,448,203
Keboda Technology Co., Ltd. Class A	10,600	123,869
Keshun Waterproof Technologies Co., Ltd. Class A (b)	38,200	185,890
Kingboard Holdings, Ltd.	1,219,840	6,770,039
KingClean Electric Co., Ltd. Class A	32,600	313,999
Kingdee International Software Group Co., Ltd. (b)	1,720,700	5,838,439
Kingfa Sci & Tech Co., Ltd. Class A	54,300	175,317
Kingsoft Cloud Holdings, Ltd. ADR (b) (c)	6,141	208,364
Kingsoft Corp., Ltd. (c)	548,000	3,284,817
Kintor Pharmaceutical, Ltd. (b) (d)	108,000	876,144
Konfoong Materials International Co., Ltd. Class A	20,700	159,779
Konka Group Co., Ltd. Class B	3,786,523	1,155,580
Koolearn Technology Holding, Ltd. (b) (c) (d)	116,000	145,339
KPC Pharmaceuticals, Inc. Class A	134,300	201,631
Kuaishou Technology (b) (c) (d)	575,400	14,433,439
Kuang-Chi Technologies Co., Ltd. Class A (b)	178,290	574,261
Kunlun Energy Co., Ltd.	5,188,325	4,783,560
Kunming Yunnei Power Co., Ltd. Class A	160,800	97,562
Kweichow Moutai Co., Ltd. Class A	81,800	26,039,617
KWG Group Holdings, Ltd.	1,391,668	1,863,717
KWG Living Group Holdings, Ltd.	592,333	759,690
Lao Feng Xiang Co., Ltd. Class A	27,600	226,282
Lao Feng Xiang Co., Ltd. Class B	7,130	23,579
Laobaixing Pharmacy Chain JSC Class A	26,600	216,889
Security Description	Shares	Value
Lee & Man Paper Manufacturing, Ltd.	76,000	$57,838
Lenovo Group, Ltd.	6,623,220	7,616,083
Lens Technology Co., Ltd. Class A	250,865	1,141,946
Leo Group Co., Ltd. Class A	1,435,000	519,730
LexinFintech Holdings, Ltd. ADR (b) (c)	52,644	644,889
Li Auto, Inc. ADR (b) (c)	105,099	3,672,159
Li Ning Co., Ltd.	1,870,151	22,829,480
Lianhua Supermarket Holdings Co., Ltd. Class H (b)	13,000	1,657
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	228,400	368,361
Lifetech Scientific Corp. (b)	2,602,000	1,725,542
Lingyi iTech Guangdong Co. Class A	531,700	756,297
Link Motion, Inc. ADR (b) (e)	16,509	—
Livzon Pharmaceutical Group, Inc. Class H	221,727	1,092,097
Lomon Billions Group Co., Ltd. Class A	142,200	761,088
Longfor Group Holdings, Ltd. (d)	999,500	5,598,647
LONGi Green Energy Technology Co., Ltd. Class A	404,460	5,561,532
Longshine Technology Group Co., Ltd. Class A	39,450	102,703
Lu Thai Textile Co., Ltd. Class B	140,700	65,768
Luenmei Quantum Co., Ltd. Class A	294,808	407,475
Lufax Holding, Ltd. ADR (b)	49,345	557,598
Luxshare Precision Industry Co., Ltd. Class A (b)	571,429	4,068,464
Luye Pharma Group, Ltd. (c) (d)	683,500	449,749
Luzhou Laojiao Co., Ltd. Class A	118,814	4,338,899
Maanshan Iron & Steel Co., Ltd. Class H	1,870,000	811,489
Maccura Biotechnology Co., Ltd. Class A	37,572	244,767
Mango Excellent Media Co., Ltd. Class A	90,850	964,627
Markor International Home Furnishings Co., Ltd. Class A (b)	554,400	361,256

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Maxscend Microelectronics Co., Ltd. Class A	21,060	$1,752,053
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	277,560	391,368
Meitu, Inc. (b) (d)	2,013,000	456,213
Meituan Class B (b) (d)	2,997,800	123,681,905
Metallurgical Corp. of China, Ltd. Class H	1,347,000	313,948
Microport Scientific Corp. (c)	356,660	3,198,796
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	393,173
Ming Yang Smart Energy Group, Ltd. Class A	3,700	9,272
Ming Yuan Cloud Group Holdings, Ltd.	265,000	1,315,471
Minth Group, Ltd.	250,000	1,187,893
MLS Co., Ltd. Class A	49,748	103,179
MMG, Ltd. (b)	1,120,000	493,236
MOBI Development Co., Ltd. (b)	1,076,000	72,049
Momo, Inc. ADR	100,889	1,544,611
Montnets Cloud Technology Group Co., Ltd. Class A (b)	269,900	754,451
Muyuan Foods Co., Ltd. Class A	371,084	3,493,245
NanJi E-Commerce Co., Ltd. Class A	464,200	701,956
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,810	31,082
Nanjing Xinjiekou Department Store Co., Ltd. Class A	119,800	186,537
NARI Technology Co., Ltd. Class A	200,880	722,575
National Agricultural Holdings, Ltd. (c) (e)	72,000	—
NAURA Technology Group Co., Ltd. Class A	30,200	1,296,559
NavInfo Co., Ltd. Class A	154,300	351,070
NetDragon Websoft Holdings, Ltd.	34,500	91,960
NetEase, Inc. ADR	295,236	34,025,949
New China Life Insurance Co., Ltd. Class H	688,500	2,349,421
New Hope Liuhe Co., Ltd. Class A (b)	381,600	866,461
New Oriental Education & Technology Group, Inc. ADR (b)	1,118,316	9,159,008
Security Description	Shares	Value
Newland Digital Technology Co., Ltd. Class A	364,320	$935,491
Ninestar Corp. Class A	26,600	132,571
Ningbo Construction Co., Ltd. Class A	386,400	220,087
Ningbo Jifeng Auto Parts Co., Ltd. Class A (b)	266,000	338,426
Ningbo Tuopu Group Co., Ltd. Class A	55,200	319,793
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	142,002
NIO, Inc. ADR (b)	945,254	50,287,513
NiSun International Enterprise Development Group Co., Ltd. (b) (c)	1,158	12,391
Niu Technologies ADR (b) (c)	2,222	72,548
Noah Holdings, Ltd. ADR (b)	12,444	587,357
Nongfu Spring Co., Ltd. Class H (c) (d)	920,600	4,617,314
Northeast Securities Co., Ltd. Class A	140,700	184,018
Ocumension Therapeutics (b) (d)	11,000	38,669
Offcn Education Technology Co., Ltd. Class A	52,100	168,456
OFILM Group Co., Ltd. Class A	134,200	184,449
OneConnect Financial Technology Co., Ltd. ADR (b)	14,656	176,165
Oppein Home Group, Inc. Class A	18,620	409,125
Orient Securities Co., Ltd. Class A	280,100	433,101
Ourgame International Holdings, Ltd. (b)	65,000	5,608
Ourpalm Co., Ltd. Class A (b)	95,900	63,084
Ozner Water International Holding, Ltd. (b) (d)	738,000	8,458
Pacific Online, Ltd. (c)	159,000	35,420
Pacific Securities Co., Ltd. Class A (b)	740,900	388,749
Parkson Retail Group, Ltd. (b)	1,314,000	51,607
PCI-Suntek Technology Co., Ltd. Class A	11,100	12,731
Peijia Medical, Ltd. (b) (d)	99,000	460,845
People's Insurance Co. Group of China, Ltd. Class A	51,900	47,636

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	5,452,000	$1,818,304
Perfect World Co., Ltd. Class A	276,450	1,023,073
PetroChina Co., Ltd. Class H	20,386,627	9,923,119
Pharmaron Beijing Co., Ltd. Class A	90,900	3,052,910
PICC Property & Casualty Co., Ltd. Class H	7,444,621	6,518,723
Pinduoduo, Inc. ADR (b)	258,151	32,790,340
Ping An Bank Co., Ltd. Class A	724,200	2,535,487
Ping An Healthcare & Technology Co., Ltd. (b) (c) (d)	405,400	5,048,022
Ping An Insurance Group Co. of China, Ltd. Class A	347,230	3,454,645
Ping An Insurance Group Co. of China, Ltd. Class H	4,249,420	41,614,040
PNC Process Systems Co., Ltd. Class A	35,346	221,075
Poly Culture Group Corp., Ltd. Class H (b)	7,200	4,126
Poly Developments & Holdings Group Co., Ltd. Class A	446,100	831,322
Poly Property Group Co., Ltd.	1,301,000	338,407
Pop Mart International Group, Ltd. (c) (d)	111,800	1,108,520
Postal Savings Bank of China Co., Ltd. Class A	111,000	86,246
Postal Savings Bank of China Co., Ltd. Class H (b) (d)	4,839,000	3,258,880
Prosperous Future Holdings, Ltd. (b)	415,000	4,382
Puxin, Ltd. ADR (b) (c)	14,422	25,815
PW Medtech Group, Ltd.	68,000	9,544
Qianhe Condiment & Food Co., Ltd. Class A	191,088	777,561
Qingdao Gon Technology Co., Ltd. Class A	127,000	498,891
Qingdao Hanhe Cable Co., Ltd. Class A	698,700	387,154
Quectel Wireless Solutions Co., Ltd. Class A	9,230	243,734
Qutoutiao, Inc. ADR (b) (c)	318,598	592,592
Realcan Pharmaceutical Group Co., Ltd. Class A	124,400	85,297
Security Description	Shares	Value
Remegen Co., Ltd. Class H (b) (d)	20,000	$304,925
ReneSola, Ltd. ADR (b)	22,321	203,121
Richinfo Technology Co., Ltd. Class A (b)	28,100	92,379
Risen Energy Co., Ltd. Class A	47,500	142,628
RLX Technology, Inc. ADR (b) (c)	509,100	4,444,443
Rongan Property Co., Ltd. Class A	510,800	209,511
Rongsheng Petrochemical Co., Ltd. Class A	414,900	1,109,037
Sai Micro Electronics, Inc. Class A	26,100	121,797
SAIC Motor Corp., Ltd. Class A	307,600	1,045,988
Sailun Group Co., Ltd. Class A	834,200	1,289,870
Sanan Optoelectronics Co., Ltd. Class A	262,600	1,302,666
Sangfor Technologies, Inc. Class A	19,261	773,558
Sany Heavy Industry Co., Ltd. Class A	528,300	2,377,037
SDIC Capital Co., Ltd. Class A	657,377	863,838
SDIC Power Holdings Co., Ltd. Class A	268,300	399,075
Sealand Securities Co., Ltd. Class A	850,740	558,307
Seazen Group, Ltd.	488,000	462,497
Seazen Holdings Co., Ltd. Class A	31,600	203,465
SF Holding Co., Ltd. Class A	191,500	2,006,632
SG Micro Corp. Class A	18,225	712,910
Shaanxi Construction Machinery Co., Ltd. Class A (b)	118,600	196,600
Shaanxi International Trust Co., Ltd. Class A	569,400	283,781
Shandong Airlines Co., Ltd. Class B (b)	5,800	3,294
Shandong Chenming Paper Holdings, Ltd. Class B	369,800	213,808
Shandong Dawn Polymer Co., Ltd. Class A	27,200	74,685
Shandong Denghai Seeds Co., Ltd. Class A	7,200	16,839
Shandong Gold Mining Co., Ltd. Class A	393,680	1,171,135
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	248,300	1,026,120

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shandong Humon Smelting Co., Ltd. Class A	116,300	$206,828
Shandong Linglong Tyre Co., Ltd. Class A	115,200	779,905
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	96,498
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,036,000	2,417,291
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	304,492	408,135
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	153,840	237,397
Shanghai 2345 Network Holding Group Co., Ltd. Class A (b)	689,700	216,704
Shanghai AtHub Co., Ltd. Class A	133,560	748,334
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	163,940	2,405,237
Shanghai Baosight Software Co., Ltd. Class A	136,600	1,076,165
Shanghai Baosight Software Co., Ltd. Class B	926,806	3,049,192
Shanghai Belling Co., Ltd. Class A	115,800	545,407
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,076,020	1,145,963
Shanghai Daimay Automotive Interior Co., Ltd. Class A	218,618	616,516
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	418,600	231,301
Shanghai Diesel Engine Co., Ltd. Class B	375,640	178,053
Shanghai Electric Group Co., Ltd. Class H	5,540,077	1,476,717
Shanghai Environment Group Co., Ltd. Class A	124,500	230,661
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	167,330	423,450
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	178,200	1,989,454
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	144,500	$1,166,666
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	80,000	199,231
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	8,000	5,316
Shanghai Fullhan Microelectronics Co., Ltd. Class A	17,244	416,043
Shanghai Henlius Biotech, Inc. Class H (b) (c) (d)	17,400	85,366
Shanghai Huayi Group Co., Ltd. Class B	255,100	157,652
Shanghai Industrial Development Co., Ltd. Class A	364,300	259,375
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,444
Shanghai International Airport Co., Ltd. Class A	124,400	926,716
Shanghai International Port Group Co., Ltd. Class A	980,000	723,527
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	6,021
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,138,274	819,557
Shanghai Jinjiang International Hotels Co., Ltd. Class B	296,700	581,829
Shanghai Jinjiang International Travel Co., Ltd. Class B	578,200	878,286
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	977,566	953,127
Shanghai Junshi Biosciences Co., Ltd. Class H (b) (c) (d)	4,400	36,545
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	108,099
Shanghai Liangxin Electrical Co., Ltd. Class A	44,980	156,922
Shanghai Lingang Holdings Corp., Ltd. Class B	307,320	363,560

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	2,363,672	$1,498,568
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	113,200	233,379
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	671,068	623,422
Shanghai M&G Stationery, Inc. Class A	127,281	1,665,861
Shanghai Maling Aquarius Co., Ltd. Class A	136,100	172,525
Shanghai Moons' Electric Co., Ltd. Class A	277,716	756,096
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	257,900	843,454
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	275,200	601,015
Shanghai Phichem Material Co., Ltd. Class A	43,000	120,664
Shanghai Phoenix Enterprise Group Co., Ltd. Class B	1,122,380	484,868
Shanghai Pudong Development Bank Co., Ltd. Class A	1,019,300	1,577,656
Shanghai Putailai New Energy Technology Co., Ltd. Class A	14,700	310,798
Shanghai RAAS Blood Products Co., Ltd. Class A	393,500	456,181
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	161,800	281,235
Shanghai Shibei Hi-Tech Co., Ltd. Class B	510,800	152,729
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	228,393
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	106,100	242,717
Shanghai Wanye Enterprises Co., Ltd. Class A	147,640	416,811
Security Description	Shares	Value
Shanghai Weaver Network Co., Ltd. Class A	162,720	$1,676,098
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	113,398
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	393,988	706,768
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	119,700	338,488
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	547,700	402,668
Shanxi Meijin Energy Co., Ltd. Class A (b)	263,300	308,094
Shanxi Securities Co., Ltd. Class A	176,330	183,130
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	32,300	2,239,705
Shengda Resources Co., Ltd. Class A	123,800	241,244
Shengjing Bank Co., Ltd. Class H (b) (d)	662,300	588,457
Shengyi Technology Co., Ltd. Class A	272,300	986,642
Shennan Circuits Co., Ltd. Class A	23,660	406,964
Shenwan Hongyuan Group Co., Ltd. Class A	559,800	405,498
Shenwan Hongyuan HK, Ltd.	10,000	1,301
Shenzhen Agricultural Products Group Co., Ltd. Class A	533,000	455,383
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	60,754
Shenzhen Das Intellitech Co., Ltd. Class A	990,537	588,725
Shenzhen Desay Battery Technology Co. Class A	47,270	335,822
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	89,318
Shenzhen Expressway Co., Ltd. Class H	2,732,482	2,638,940
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	385,700	656,678
Shenzhen Gongjin Electronics Co., Ltd. Class A	285,000	407,152

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	$389,240
Shenzhen H&T Intelligent Control Co., Ltd. Class A	269,600	1,000,226
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	156,700	386,363
Shenzhen Infogem Technologies Co., Ltd. Class A (b)	33,600	91,790
Shenzhen Inovance Technology Co., Ltd. Class A	41,158	473,064
Shenzhen International Holdings, Ltd. (c)	805,356	1,113,790
Shenzhen Investment, Ltd.	2,762,326	850,127
Shenzhen Jinjia Group Co., Ltd. Class A	251,900	414,840
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	167,800	132,197
Shenzhen Kaifa Technology Co., Ltd. Class A	160,800	476,363
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	862,518
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	231,322
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	141,600	316,476
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	86,862
Shenzhen Megmeet Electrical Co., Ltd. Class A	128,100	619,201
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	53,822	3,999,048
Shenzhen MTC Co., Ltd. Class A (b)	1,430,200	1,343,680
Shenzhen Nanshan Power Co., Ltd. Class B	1,167,602	541,263
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	1,118,162	564,199
Shenzhen SC New Energy Technology Corp. Class A	34,501	619,494
Shenzhen SDG Information Co., Ltd. Class A (b)	240,700	302,512
Security Description	Shares	Value
Shenzhen SEG Co., Ltd. Class B	504,485	$127,975
Shenzhen Sunlord Electronics Co., Ltd. Class A	114,900	689,487
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	68,380
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	106,106
Shenzhen Tagen Group Co., Ltd. Class A	263,800	225,793
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	76,002
Shenzhen Weiguang Biological Products Co., Ltd. Class A	6,162	36,586
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (b)	140,700	166,379
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	158,081
Shenzhou International Group Holdings, Ltd.	497,400	12,560,137
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	286,600	509,691
Shimao Group Holdings, Ltd.	1,392,220	3,413,389
Shinva Medical Instrument Co., Ltd. Class A	228,200	800,008
Shoucheng Holdings, Ltd. (c)	720,400	172,543
Sichuan Hebang Biotechnology Co., Ltd. Class A (b)	828,900	266,855
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	81,827
Sichuan Swellfun Co., Ltd. Class A	16,500	322,678
Sieyuan Electric Co., Ltd. Class A	130,600	622,391
Sihuan Pharmaceutical Holdings Group, Ltd.	744,000	318,069
Silergy Corp.	11,074	1,506,342
Silver Grant International Holdings Group, Ltd. (b)	142,000	10,971
Sino Wealth Electronic, Ltd. Class A	24,700	325,837
Sinocare, Inc. Class A	35,100	170,153
Sinofert Holdings, Ltd.	130,000	18,749
Sinoma Science & Technology Co., Ltd. Class A	441,700	1,789,128

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SinoMedia Holding, Ltd. (c)	65,000	$9,709
Sino-Ocean Group Holding, Ltd.	5,509,980	1,206,174
Sinopec Oilfield Service Corp. Class H (b) (c)	148,000	13,722
Sinopec Shanghai Petrochemical Co., Ltd. Class H	5,520,600	1,286,696
Sinopharm Group Co., Ltd. Class H	1,076,000	3,200,628
Sino-Platinum Metals Co., Ltd. Class A	144,430	549,924
Sinosoft Technology Group, Ltd.	1,266,600	241,386
Sinotrans, Ltd. Class H	6,580,300	2,736,902
Sinotruk Hong Kong, Ltd.	110,500	236,770
Sinovac Biotech, Ltd. (b) (c)	63,289	409,480
SITC International Holdings Co., Ltd.	821,000	3,430,590
Skshu Paint Co., Ltd. Class A	104,912	2,857,908
Skyworth Digital Co., Ltd. Class A	387,800	510,796
Smoore International Holdings, Ltd. (d)	1,096,000	6,075,677
SOHO China, Ltd. (b) (c)	629,000	337,752
Sohu.com, Ltd. ADR (b)	8,698	161,783
SooChow Securities Co., Ltd. Class A (b)	177,530	229,165
Sou Yu Te Group Co., Ltd. Class A (b)	544,900	132,412
Southwest Securities Co., Ltd. Class A	590,700	445,252
SPT Energy Group, Inc. (b)	20,000	785
STO Express Co., Ltd. Class A (b)	144,879	170,872
Sun Art Retail Group, Ltd. (b) (c)	1,344,500	1,000,690
Sunac China Holdings, Ltd. (b)	1,595,000	5,473,548
Sunac Services Holdings, Ltd. (d)	107,000	397,503
Sungrow Power Supply Co., Ltd. Class A	123,900	2,206,511
Suning Universal Co., Ltd. Class A (b)	381,700	489,764
Suning.com Co., Ltd. Class A	295,900	256,016
Sunny Optical Technology Group Co., Ltd.	531,900	16,807,981
Sunward Intelligent Equipment Co., Ltd. Class A	254,600	338,108
Sunwoda Electronic Co., Ltd. Class A	91,700	462,130
Security Description	Shares	Value
Suzhou Anjie Technology Co., Ltd. Class A	134,400	$304,336
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	155,700	502,223
Suzhou Good-Ark Electronics Co., Ltd. Class A	86,181	168,071
Suzhou Maxwell Technologies Co., Ltd. Class A	5,400	380,040
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	66,027
Synertone Communication Corp. (b)	10,880	392
Taiji Computer Corp., Ltd. Class A	145,136	450,626
TAL Education Group ADR (b)	272,623	6,878,278
Tangrenshen Group Co., Ltd. Class A	266,600	272,755
Tangshan Jidong Cement Co., Ltd. Class A	147,800	282,522
TCL Electronics Holdings, Ltd.	52,000	31,002
TCL Technology Group Corp Class A	963,300	1,140,600
Tech-Bank Food Co., Ltd. Class A	372,820	404,508
Tencent Holdings, Ltd.	4,293,559	322,880,104
Tencent Music Entertainment Group ADR (b)	262,109	4,057,447
Thunder Software Technology Co., Ltd. Class A	19,500	474,035
Tian Ge Interactive Holdings, Ltd. (b) (d)	70,000	9,825
Tianfeng Securities Co., Ltd. Class A	552,330	415,475
Tiangong International Co., Ltd. (c)	138,000	58,819
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	132,982
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	148,000	139,963
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	259,500	1,550,369
Tianli Education International Holdings, Ltd.	199,000	75,594

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tianma Microelectronics Co., Ltd. Class A (b)	115,900	$254,372
Tianneng Power International, Ltd. (c)	288,000	503,620
Tianshui Huatian Technology Co., Ltd. Class A	182,500	434,722
Tingyi Cayman Islands Holding Corp.	2,363,448	4,717,248
Titan Wind Energy Suzhou Co., Ltd. Class A	560,900	750,951
Toly Bread Co., Ltd. Class A	7,560	36,508
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	9,181
Tongcheng-Elong Holdings, Ltd. (b)	406,400	1,017,328
TongFu Microelectronics Co., Ltd. Class A	105,844	393,832
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	104,900	193,861
Tongwei Co., Ltd. Class A	305,200	2,044,004
Topchoice Medical Corp. Class A (b)	29,500	1,876,611
Topsec Technologies Group, Inc. Class A (b)	249,400	763,156
Topsports International Holdings, Ltd. (d)	24,000	39,311
Transfar Zhilian Co., Ltd. Class A	144,000	171,841
TravelSky Technology, Ltd. Class H	1,386,514	2,992,329
Trigiant Group, Ltd. (b)	22,000	2,040
Trip.com Group, Ltd. ADR (b)	336,923	11,947,290
Tsingtao Brewery Co., Ltd. Class A (b)	197,500	3,535,274
Tsingtao Brewery Co., Ltd. Class H (b)	274,000	2,949,632
UE Furniture Co., Ltd. Class A	434,387	691,163
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	916,427
Uni-President China Holdings, Ltd.	145,000	160,015
Unisplendour Corp., Ltd. Class A	167,076	565,811
Universal Health International Group Holding, Ltd. (b)	6,900	164
Universal Scientific Industrial Shanghai Co., Ltd. Class A	145,600	378,826
Security Description	Shares	Value
Up Fintech Holding, Ltd. ADR (b) (c)	43,029	$1,246,980
Uxin, Ltd. ADR (b) (c)	46,059	177,327
Valiant Co., Ltd. Class A	280,900	773,026
Vatti Corp., Ltd. Class A	134,100	149,857
Venus MedTech Hangzhou, Inc. Class H (b) (c) (d)	35,000	291,823
Vipshop Holdings, Ltd. ADR (b)	287,940	5,781,835
Virscend Education Co., Ltd. (d)	131,000	18,387
Visionox Technology, Inc. Class A (b)	117,800	190,169
Visual China Group Co., Ltd. Class A	148,000	296,190
Viva Biotech Holdings (c) (d)	286,500	366,709
Walvax Biotechnology Co., Ltd. Class A	119,400	1,140,249
Wanda Hotel Development Co., Ltd. (b)	750,000	46,840
Wangfujing Group Co., Ltd. Class A	32,500	145,275
Wangneng Environment Co., Ltd. Class A	131,110	323,673
Wanhua Chemical Group Co., Ltd. Class A	139,200	2,344,544
Want Want China Holdings, Ltd.	8,198,000	5,806,061
Wasu Media Holding Co., Ltd. Class A	243,100	290,101
Weibo Corp. ADR (b) (c)	31,653	1,665,581
Weichai Power Co., Ltd. Class A	1,516,563	4,194,646
Weichai Power Co., Ltd. Class H	1,005,000	2,233,664
Weimob, Inc. (b) (c) (d)	1,086,000	2,394,113
Wens Foodstuffs Group Co., Ltd. Class A	47,400	105,425
West China Cement, Ltd.	2,612,000	400,250
Westone Information Industry, Inc. Class A	27,100	81,709
Will Semiconductor Co., Ltd. Class A	34,766	1,732,690
Wingtech Technology Co., Ltd. Class A	91,272	1,368,900
Winning Health Technology Group Co., Ltd. Class A	194,900	490,806
Wisdom Sports Group (b)	50,000	1,500
Wolong Electric Group Co., Ltd. Class A	140,600	289,433
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	304,229

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Wuhan Guide Infrared Co., Ltd. Class A	393,134	$1,678,206
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	130,196
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	284,230	1,056,704
Wuliangye Yibin Co., Ltd. Class A (b)	262,500	12,103,071
WUS Printed Circuit Kunshan Co., Ltd. Class A	154,500	369,938
WuXi AppTec Co., Ltd. Class A	286,896	6,953,426
WuXi AppTec Co., Ltd. Class H (d)	199,200	4,650,484
Wuxi Biologics Cayman, Inc. (b) (d)	2,258,500	41,384,337
Wuxi Boton Technology Co., Ltd. Class A	33,900	82,693
Wuxi Shangji Automation Co., Ltd. Class A	21,200	587,189
Wuxi Taiji Industry Co., Ltd. Class A	117,300	165,215
XD, Inc. (b)	152,400	1,344,270
Xiabuxiabu Catering Management China Holdings Co., Ltd. (d)	12,500	13,102
Xiamen International Port Co., Ltd. Class H	26,000	3,181
Xiamen Jihong Technology Co., Ltd. Class A	27,000	118,600
Xiamen Kingdomway Group Co. Class A	117,900	815,702
Xiangpiaopiao Food Co., Ltd. Class A	3,700	9,747
Xiaomi Corp. Class B (b) (d)	8,463,800	29,426,605
Xilinmen Furniture Co., Ltd. Class A	126,200	644,785
Xinchen China Power Holdings, Ltd. (b) (c)	728,000	51,559
Xinhua Winshare Publishing & Media Co., Ltd. Class A	176,020	237,568
Xinhuanet Co., Ltd. Class A	97,500	319,474
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	555,100	1,044,757
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	16,260	25,419
Xinjiang Tianshan Cement Co., Ltd. Class A	136,000	274,280
Security Description	Shares	Value
Xinyangfeng Agricultural Technology Co., Ltd. Class A	307,200	$743,174
Xinyi Solar Holdings, Ltd.	2,882,414	6,220,730
XPeng, Inc. ADR (b) (c)	110,334	4,901,036
Xunlei, Ltd. ADR (b)	60,300	274,968
Yadea Group Holdings, Ltd. (d)	620,000	1,333,273
YaGuang Technology Group Co., Ltd. Class A	36,200	62,529
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (d)	6,500	8,261
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	384,182
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	368,712	1,202,436
Yantai Eddie Precision Machinery Co., Ltd. Class A	279,129	1,852,119
Yantai Tayho Advanced Materials Co., Ltd. Class A	250,400	785,594
Yantai Zhenghai Bio-tech Co., Ltd.	3,950	47,871
Yanzhou Coal Mining Co., Ltd. Class H	2,448,000	3,290,962
Yatsen Holding, Ltd. ADR (b)	34,000	318,580
Yeahka, Ltd. (b) (c)	96,400	606,391
Yealink Network Technology Corp., Ltd. Class A	20,645	267,775
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	3,274
YGSOFT, Inc. Class A	655,568	802,610
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c) (d)	74,000	81,663
Yidu Tech, Inc. (b) (d)	213,500	1,121,680
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	535,858
Yihai International Holding, Ltd. (c)	250,000	1,678,825
Yijiahe Technology Co., Ltd. Class A	15,372	216,893
Yip's Chemical Holdings, Ltd.	10,000	5,653
Yixin Group, Ltd. (b) (d)	71,500	19,611
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	173,728
Yonghui Superstores Co., Ltd. Class A	537,000	393,139

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co., Ltd. Class A	321,070	$1,652,846
Yotrio Group Co., Ltd. Class A	803,230	436,372
Youdao, Inc. ADR (b) (c)	11,800	272,462
Youzu Interactive Co., Ltd. Class A	164,800	437,963
YTO Express Group Co., Ltd. Class A	276,000	427,616
Yuexiu Property Co., Ltd.	2,178,000	2,294,152
Yuexiu Transport Infrastructure, Ltd.	1,258	729
Yum China Holdings, Inc.	285,597	18,920,801
Yunda Holding Co., Ltd. Class A	301,888	632,199
Yunnan Baiyao Group Co., Ltd. Class A	26,500	474,640
Yunnan Energy New Material Co., Ltd. Class A	20,183	731,303
Yusys Technologies Co., Ltd. Class A	28,320	81,924
Yutong Bus Co., Ltd. Class A	14,900	28,804
Zai Lab, Ltd. ADR (b)	48,496	8,583,307
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	1,068,562
Zhaojin Mining Industry Co., Ltd. Class H	141,000	133,994
Zhefu Holding Group Co., Ltd. Class A	1,183,200	913,838
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	288,700	286,875
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	169,978
Zhejiang Communications Technology Co., Ltd.	260,600	213,777
Zhejiang Crystal-Optech Co., Ltd. Class A	269,300	612,306
Zhejiang Dahua Technology Co., Ltd. Class A	125,900	411,167
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	317,938
Zhejiang Expressway Co., Ltd. Class H	3,918,744	3,486,871
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	185,800	232,076
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	101,801
Zhejiang Huayou Cobalt Co., Ltd. Class A	30,600	540,876
Security Description	Shares	Value
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	119,300	$160,646
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	162,339
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	132,800	1,038,006
Zhejiang Jingu Co., Ltd. Class A (b)	286,700	271,131
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	150,720	198,290
Zhejiang Jinke Culture Industry Co., Ltd. Class A (b)	257,900	128,933
Zhejiang Juhua Co., Ltd. Class A	260,700	356,700
Zhejiang Longsheng Group Co., Ltd. Class A	163,900	348,559
Zhejiang Meida Industrial Co., Ltd. Class A	120,400	340,654
Zhejiang NHU Co., Ltd. Class A	157,440	698,883
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	373,521	247,440
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	86,355	320,514
Zhejiang Satellite Petrochemical Co., Ltd. Class A	178,220	1,081,041
Zhejiang Semir Garment Co., Ltd. Class A	132,900	245,812
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	140,240
Zhejiang Supor Co., Ltd. Class A	24,277	239,694
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	90,786
Zhejiang Weiming Environment Protection Co., Ltd. Class A	228,970	809,086
Zhejiang Weixing New Building Materials Co., Ltd. Class A	113,500	363,117
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	41,682
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	151,100	293,273

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Yasha Decoration Co., Ltd. Class A	903,725	$1,107,827
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	267,439	827,462
Zheshang Securities Co., Ltd. Class A (b)	136,700	276,749
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (d)	199,700	1,130,181
Zhongfu Information, Inc. Class A	21,600	112,232
Zhongji Innolight Co., Ltd. Class A	14,400	85,854
Zhongjin Gold Corp., Ltd. Class A	135,600	180,916
Zhongsheng Group Holdings, Ltd.	193,000	1,605,465
Zhou Hei Ya International Holdings Co., Ltd. (c) (d)	36,500	43,758
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	686,200	4,055,780
Zijin Mining Group Co., Ltd. Class A	534,600	801,794
Zijin Mining Group Co., Ltd. Class H	6,493,000	8,728,847
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,229,700	1,758,658
ZTE Corp. Class H	1,118,345	3,492,195
ZTO Express Cayman, Inc. ADR	420,394	12,758,958
		2,561,534,051
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	168,168	1,240,318
Banco de Bogota SA	44,454	830,983
Bancolombia SA ADR	82,172	2,366,553
Bancolombia SA	226,859	1,603,931
Bolsa de Valores de Colombia	195,711	589,649
Celsia SA ESP	111,901	127,364
Cementos Argos SA	157,419	225,547
Cementos Argos SA Preference Shares	172,630	172,907
Constructora Conconcreto SA (b)	137,785	12,915
Corp. Financiera Colombiana SA (b)	87,409	683,541
Ecopetrol SA	2,184,335	1,592,330
Empresa de Telecomunicaciones de Bogota (b)	3,843,030	215,000
Grupo Argos SA Preference Shares	178,047	382,415
Security Description	Shares	Value
Grupo Argos SA	54,360	$145,581
Grupo Aval Acciones y Valores SA	2,627,073	801,349
Grupo de Inversiones Suramericana SA Preference Shares	89,230	394,772
Grupo de Inversiones Suramericana SA	88,649	439,209
Grupo Nutresa SA	82,647	484,284
Interconexion Electrica SA ESP	331,074	1,963,923
		14,272,571
CZECH REPUBLIC — 0.2%
CEZ A/S	298,447	8,852,721
Komercni banka A/S (b)	157,673	5,549,349
		14,402,070
EGYPT — 0.1%
Commercial International Bank Egypt SAE (b)	1,861,413	6,187,315
Egypt Kuwait Holding Co. SAE (b)	1,223,470	1,214,906
Egyptian Financial Group-Hermes Holding Co. (b)	1,054,136	890,592
Orascom Financial Holding SAE (b)	102,728	1,951
Orascom Investment Holding (b)	104,624	1,393
Qalaa Holdings SAE (b)	728,339	56,151
		8,352,308
GREECE — 0.3%
Alpha Services & Holdings SA (b)	644,025	823,322
Diana Shipping, Inc. (b)	12,683	66,079
Ellaktor SA (b)	369	661
Eurobank Ergasias Services & Holdings SA Class A (b)	2,659,567	2,680,885
FF Group (b) (e)	5,627	—
Fourlis Holdings SA (b)	176	931
GEK Terna Holding Real Estate Construction SA (b)	34,801	385,879
Hellenic Exchanges - Athens Stock Exchange SA	183,190	890,705
Hellenic Telecommunications Organization SA	153,009	2,567,567
Holding Co. ADMIE IPTO SA	5,927	18,310
Intralot SA-Integrated Lottery Systems & Services (b)	1,721,543	498,145
JUMBO SA	62,809	1,056,945

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LAMDA Development SA (b)	21,442	$191,219
Marfin Investment Group Holdings SA (b)	1,858,960	54,452
Mytilineos SA	181	3,293
National Bank of Greece SA (b)	265,027	754,310
OPAP SA	214,917	3,239,400
Piraeus Financial Holdings SA (b)	456,143	806,001
Public Power Corp. SA (b)	42,091	447,744
Safe Bulkers, Inc. (b) (c)	115,137	461,699
Sarantis SA	22,179	234,089
Star Bulk Carriers Corp.	46,265	1,061,782
Terna Energy SA	215	3,034
		16,246,452
HONG KONG — 0.7%
AGTech Holdings, Ltd. (b)	56,000	2,488
Alibaba Pictures Group, Ltd. (b) (c)	13,672,400	1,901,426
CA Cultural Technology Group, Ltd. (b) (c)	65,000	25,026
Chia Tai Enterprises International, Ltd. (b)	2,300	504
China Fiber Optic Network System Group, Ltd. (b) (e)	88,800	—
China Financial International Investments, Ltd. (b)	640,000	9,807
China Financial Leasing Group, Ltd. (b)	80,000	556
China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	1,255,000	796,713
China Huishan Dairy Holdings Co., Ltd. (b) (c) (e)	310,600	—
China Investment Fund Co., Ltd. (b)	488,000	178,463
China Jicheng Holdings, Ltd. (b) (d)	1,123	107
China National Culture Group, Ltd. (b)	23,000	569
China Vanguard You Champion Holdings, Ltd. (b)	70,000	2,434
Chongsing Holdings,Ltd. (b) (e)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd.	2,606,000	510,069
Comba Telecom Systems Holdings, Ltd. (c)	146,117	38,195
Concord New Energy Group, Ltd.	120,000	9,117
Security Description	Shares	Value
CP Pokphand Co., Ltd.	5,398,000	$590,830
Crystal International Group, Ltd. (d)	37,500	19,267
Digital China Holdings, Ltd. (c)	1,312,000	866,687
Eternity Investment, Ltd. (b)	40,574	1,515
Feiyu Technology International Co., Ltd. (b) (d)	19,500	2,385
First Shanghai Investments, Ltd. (b)	40,000	1,751
Fullshare Holdings, Ltd. (b) (c)	3,762,000	64,429
Guotai Junan International Holdings, Ltd.	1,355,000	216,358
Hengdeli Holdings, Ltd. (b)	16,449,600	709,596
Hi Sun Technology China, Ltd. (b) (c)	225,000	37,955
Hua Yin International Holdings, Ltd. (b)	4,120,000	222,822
Huabao International Holdings, Ltd. (c)	1,151,000	2,774,548
Huayi Tencent Entertainment Co., Ltd. (b)	110,000	5,099
Huiyuan Juice Group, Ltd. (b) (e)	188,500	—
Imperial Pacific International Holdings, Ltd. (b)	20,870,000	26,874
Kingboard Laminates Holdings, Ltd.	688,500	1,544,412
Life Healthcare Group Ltd/HK (b)	8,800	131
MH Development, Ltd. (b) (c) (e)	106,000	273
Neo Telemedia, Ltd. (b)	9,384,000	165,546
New Provenance Everlasting Holdings, Ltd. (b)	5,858,030	15,087
Nine Dragons Paper Holdings, Ltd.	2,641,000	3,387,184
Nissin Foods Co., Ltd.	42,000	32,125
Pou Sheng International Holdings, Ltd. (b)	1,361,000	320,716
REAL NUTRI (b) (e)	199,000	—
SIM Technology Group, Ltd. (b)	4,788,000	243,536
Sino Biopharmaceutical, Ltd.	8,793,000	8,627,859
Skyworth Group, Ltd. (b)	1,013,992	284,644
Solargiga Energy Holdings, Ltd. (b)	6,113,000	350,288
Solartech International Holdings, Ltd. (b)	1,000,000	9,786

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SSY Group, Ltd.	199,740	$178,499
Suncorp Technologies, Ltd. (b)	242,500	5,402
Tech Pro Technology Development, Ltd. (c) (e)	484,000	—
Tibet Water Resources, Ltd. (b)	67,000	7,247
United Energy Group, Ltd. (c)	5,678,000	818,888
United Laboratories International Holdings, Ltd.	168,000	137,803
Vision Values Holdings, Ltd. (b)	90,000	2,318
Wasion Holdings, Ltd.	24,000	7,510
WH Group, Ltd. (d)	6,880,500	6,184,241
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (b)	12,250	8,013
Xinyi Glass Holdings, Ltd.	2,556,000	10,417,070
		41,764,168
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (b)	561,990	4,476,887
OTP Bank Nyrt (b)	203,375	10,962,212
Richter Gedeon Nyrt	188,617	5,027,611
		20,466,710
INDIA — 13.0%
Aarti Drugs, Ltd.	11,957	113,811
Aarti Industries, Ltd.	102,814	1,205,813
Aavas Financiers, Ltd. (b)	15,171	553,610
Adani Enterprises, Ltd.	172,740	3,503,487
Adani Green Energy, Ltd. (b)	290,915	4,402,668
Adani Ports & Special Economic Zone, Ltd.	552,032	5,226,220
Adani Power, Ltd. (b)	673,581	1,028,088
Adani Total Gas, Ltd.	160,099	2,196,650
Adani Transmission, Ltd. (b)	191,634	2,731,423
Aditya Birla Capital, Ltd. GDR (b)	285	450
Aditya Birla Fashion & Retail, Ltd. (b) (f)	181,465	526,720
Aditya Birla Fashion & Retail, Ltd. (b) (f)	17,599	44,382
AIA Engineering, Ltd.	17,716	510,089
Ajanta Pharma, Ltd.	5,925	171,277
Alembic Pharmaceuticals, Ltd.	18,922	250,545
Alkem Laboratories, Ltd.	5,243	225,672
Alok Industries, Ltd. (b)	1,942,530	705,614
Ambuja Cements, Ltd.	114,490	524,701
Security Description	Shares	Value
Amtek Auto, Ltd. (b) (e)	25,821	$—
Anant Raj Global, Ltd. (b)	975,332	476,316
Anant Raj, Ltd.	1,045,971	840,801
APL Apollo Tubes, Ltd. (b)	42,242	925,937
Apollo Hospitals Enterprise, Ltd.	102,921	5,012,224
Ashok Leyland, Ltd.	797,355	1,315,158
Asian Paints, Ltd.	283,224	11,403,262
Astral, Ltd.	16,793	449,489
AstraZeneca Pharma India, Ltd.	39,314	1,910,006
Atul, Ltd. (b)	7,931	957,941
AU Small Finance Bank, Ltd. (b) (d)	51,727	720,859
Aurobindo Pharma, Ltd.	335,678	4,358,891
Avanti Feeds, Ltd.	28,132	206,590
Avenue Supermarts, Ltd. (b) (d)	104,160	4,686,149
Axis Bank, Ltd. (b)	1,643,639	16,546,954
Azure Power Global, Ltd. (b) (c)	22,803	613,857
Bajaj Auto, Ltd. (b)	57,871	3,218,486
Bajaj Finance, Ltd. (b)	197,019	15,945,604
Bajaj Finserv, Ltd. (b)	31,803	5,181,005
Bajaj Hindusthan Sugar, Ltd. (b)	1,392,792	381,317
Bajaj Holdings & Investment, Ltd. (b)	16,699	811,978
Balkrishna Industries, Ltd.	48,968	1,475,167
Balrampur Chini Mills, Ltd.	638,479	3,055,388
Bandhan Bank, Ltd. (b) (d)	659,072	2,928,273
BASF India, Ltd.	8,007	280,003
Bata India, Ltd.	6,481	139,224
Bayer CropScience, Ltd.	7,860	612,087
Berger Paints India, Ltd.	113,836	1,233,006
BF Investment, Ltd. (b)	181,413	889,614
Bharat Electronics, Ltd.	265,791	636,497
Bharat Forge, Ltd. (b)	133,138	1,364,696
Bharat Heavy Electricals, Ltd. (b)	2,007,632	1,770,487
Bharat Petroleum Corp., Ltd.	382,913	2,411,430
Bharti Airtel, Ltd.	2,011,404	14,224,331
Biocon, Ltd. (b)	377,276	2,052,863
Birlasoft, Ltd.	203,762	1,095,430
Bombay Dyeing & Manufacturing Co., Ltd.	46,667	54,182
Bosch, Ltd.	1,629	329,288
Britannia Industries, Ltd.	161,273	7,918,606
Cadila Healthcare, Ltd.	94,267	818,257
Can Fin Homes, Ltd.	93,477	658,414

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Caplin Point Laboratories, Ltd.	72,730	$652,740
Carborundum Universal, Ltd.	8,984	73,275
CARE Ratings, Ltd.	21,767	207,113
Castrol India, Ltd.	234,929	452,285
CG Power & Industrial Solutions, Ltd. (b)	464,120	493,904
Chalet Hotels, Ltd. (b)	64,220	153,098
Cholamandalam Investment & Finance Co., Ltd.	246,975	1,705,367
Cipla, Ltd.	631,222	8,253,527
City Union Bank, Ltd.	80,522	180,478
Coal India, Ltd.	728,901	1,438,091
Coforge, Ltd.	24,641	1,378,179
Colgate-Palmolive India, Ltd.	29,977	679,877
Container Corp. Of India, Ltd.	79,192	744,030
CORE Education & Technologies, Ltd. (b) (e)	9,253	—
Coromandel International, Ltd.	52,414	635,272
CreditAccess Grameen, Ltd. (b)	34,499	348,100
CRISIL, Ltd.	5,873	200,640
Crompton Greaves Consumer Electricals, Ltd.	114,322	668,429
Cummins India, Ltd.	25,400	307,377
Dabur India, Ltd.	402,538	3,080,095
Dalmia Bharat, Ltd. (b)	2,710	68,949
DCB Bank, Ltd. (b)	1,292,114	1,799,190
Deepak Nitrite, Ltd. (b)	91,301	2,221,478
Delta Corp., Ltd. (b)	151,439	361,127
Dewan Housing Finance Corp., Ltd. (b)	560,188	125,860
Dhani Services, Ltd. (b)	147,377	352,828
Dilip Buildcon, Ltd. (d)	16,135	124,480
Dish TV India, Ltd. (b)	215,808	40,357
Dishman Carbogen Amcis, Ltd. (b)	41,996	121,191
Divi's Laboratories, Ltd. (b)	79,255	4,700,334
Dixon Technologies India, Ltd.	22,094	1,314,122
DLF, Ltd.	178,098	673,528
Dr Lal PathLabs, Ltd. (d)	19,862	874,444
Dr Reddy's Laboratories, Ltd. ADR	125,987	9,261,304
DRC Systems India Pvt, Ltd. (b)	1,045	3,783
Edelweiss Financial Services, Ltd.	280,928	273,445
Educomp Solutions, Ltd. (b)	440,245	22,211
Security Description	Shares	Value
Eicher Motors, Ltd. (b)	81,217	$2,918,644
EID Parry India, Ltd. (b)	38,735	222,232
Emami, Ltd.	44,526	335,667
Embassy Office Parks REIT	20,200	95,220
Endurance Technologies, Ltd. (b) (d)	10,167	222,305
EPL ,Ltd.	80,343	302,543
Equitas Holdings, Ltd.	70,080	88,625
Era Infra Engineering, Ltd. (b) (e)	2,941	—
Escorts, Ltd.	47,075	772,719
Exide Industries, Ltd.	84,942	208,384
FDC, Ltd. (b)	172,341	820,666
Federal Bank, Ltd.	377,893	442,816
Fine Organic Industries, Ltd.	6,752	262,931
Finolex Industries, Ltd. (b)	95,385	236,056
Fortis Healthcare, Ltd. (b)	477,508	1,563,641
Future Lifestyle Fashions, Ltd. (b)	54,684	56,354
Future Retail, Ltd. (b)	151,885	134,557
GAIL India, Ltd.	2,563,490	5,161,123
Gammon India, Ltd. (b) (e)	139,302	1,546
Gateway Distriparks, Ltd.	338,167	1,318,001
Gitanjali Gems, Ltd. (b) (e)	3,573	—
GlaxoSmithKline Pharmaceuticals, Ltd.	1,703	34,417
Glenmark Pharmaceuticals, Ltd.	78,343	687,780
Godrej Consumer Products, Ltd. (b)	177,850	2,082,254
Godrej Industries, Ltd. (b)	491,534	3,778,258
Godrej Properties, Ltd. (b)	29,663	557,822
Granules India, Ltd.	364,544	1,631,203
Graphite India, Ltd. (b)	78,030	669,076
Grasim Industries, Ltd. GDR	209	4,264
Grasim Industries, Ltd.	144,504	2,913,701
GTL Infrastructure, Ltd. (b)	2,288,622	58,501
GTL, Ltd. (b)	548,865	192,727
Gujarat Gas, Ltd.	87,924	781,593
Gujarat NRE Coke, Ltd. (b) (e)	25,505	—
Gujarat Pipavav Port, Ltd.	18,829	28,561
Gujarat State Petronet, Ltd.	92,572	415,223
GVK Power & Infrastructure, Ltd. (b)	4,229,488	125,183
Havells India, Ltd.	178,176	2,349,632
HCL Technologies, Ltd.	1,030,039	13,628,997

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
HDFC Asset Management Co., Ltd. (d)	9,925	$389,556
HDFC Bank, Ltd.	204,723	4,125,583
HDFC Life Insurance Co., Ltd. (d)	560,700	5,177,027
HEG, Ltd.	21,542	634,899
Hemisphere Properties India, Ltd. (b)	133,352	247,490
Hero MotoCorp, Ltd.	155,432	6,069,648
Himadri Speciality Chemical, Ltd.	300,962	230,995
Himatsingka Seide, Ltd.	45,935	115,007
Hindalco Industries, Ltd.	931,279	4,661,407
Hindustan Aeronautics, Ltd.	6,883	94,619
Hindustan Construction Co., Ltd. (b)	3,386,218	610,458
Hindustan Petroleum Corp., Ltd.	279,382	1,102,042
Hindustan Unilever, Ltd.	741,120	24,640,520
Hindustan Zinc, Ltd.	31,164	142,257
Honeywell Automation India, Ltd.	889	500,310
Housing Development & Infrastructure, Ltd. (b)	95,665	7,336
Housing Development Finance Corp., Ltd.	1,420,186	47,293,359
ICICI Bank, Ltd. ADR (b) (c)	1,770,144	30,269,462
ICICI Lombard General Insurance Co., Ltd. (d)	142,104	2,995,789
ICICI Prudential Life Insurance Co., Ltd. (d)	154,209	1,271,140
ICICI Securities, Ltd. (d)	60,306	520,021
IDFC First Bank, Ltd. (b)	251,818	183,621
IFB Industries, Ltd. (b)	11,005	151,313
IIFL Finance, Ltd.	73,153	250,372
IIFL Securities, Ltd.	57,588	57,797
IIFL Wealth Management, Ltd.	7,798	122,153
India Cements, Ltd.	268,833	694,235
Indiabulls Housing Finance, Ltd.	212,081	744,837
Indiabulls Real Estate, Ltd. (b)	341,663	541,476
IndiaMart InterMesh, Ltd. (d)	2,941	276,657
Indian Energy Exchange, Ltd. (d)	57,942	292,438
Indian Hotels Co., Ltd.	1,256,543	2,391,201
Indian Oil Corp., Ltd.	836,369	1,214,102
Indian Railway Catering & Tourism Corp., Ltd.	14,014	383,457
Indraprastha Gas, Ltd.	204,239	1,532,548
Indus Towers, Ltd.	572,790	1,839,047
IndusInd Bank, Ltd. (b)	87,716	1,199,383
Infibeam Avenues, Ltd.	983,046	685,738
Info Edge India, Ltd.	52,628	3,480,507
Security Description	Shares	Value
Infosys, Ltd. ADR (c)	2,809,280	$59,528,643
Intellect Design Arena, Ltd. (b)	101,857	992,054
InterGlobe Aviation, Ltd. (b) (d)	33,450	772,662
IOL Chemicals & Pharmaceuticals, Ltd.	12,704	103,898
Ipca Laboratories, Ltd.	40,027	1,091,224
IRB Infrastructure Developers, Ltd.	45,130	97,995
ITC, Ltd.	1,091,780	2,977,315
ITC, Ltd. GDR	59,053	161,038
IVRCL, Ltd. (b) (e)	5,304,684	14,273
Jain Irrigation Systems, Ltd. (b)	232,619	81,212
Jaiprakash Associates, Ltd. (b)	497,750	84,041
JB Chemicals & Pharmaceuticals, Ltd.	12,426	278,377
Jet Airways India, Ltd. (b)	182,299	326,436
Jindal Steel & Power, Ltd. (b)	153,759	822,165
JK Cement, Ltd. (b)	7,167	274,946
JM Financial, Ltd.	143,731	171,131
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	3,697	110,875
JSW Ispat Special Products, Ltd. (b)	4,450	2,224
JSW Steel, Ltd.	432,858	3,982,666
Jubilant Foodworks, Ltd. (b)	67,215	2,785,358
Jubilant Ingrevia, Ltd. (b)	51,750	364,436
Jubilant Pharmova, Ltd.	55,992	551,596
Just Dial, Ltd. (b)	90,462	1,169,507
Kansai Nerolac Paints, Ltd.	10,770	83,343
KEI Industries, Ltd.	147,954	1,380,313
Kotak Mahindra Bank, Ltd. (b)	775,844	17,805,374
KPIT Technologies, Ltd. (b)	167,287	584,480
L&T Finance Holdings, Ltd. (b)	92,861	116,061
L&T Technology Services, Ltd. (d)	16,863	658,617
Lanco Infratech, Ltd. (b) (e)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (d)	7,665	419,837
Larsen & Toubro, Ltd. GDR	729,776	14,668,498
Laurus Labs, Ltd. (d)	156,319	1,448,259
Lemon Tree Hotels, Ltd. (b) (d)	298,785	168,627
LIC Housing Finance, Ltd.	288,874	1,826,595
Linde India, Ltd.	26,655	589,903

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Lupin, Ltd.	175,738	$2,716,811
LUX Industries, Ltd.	46,672	2,246,353
Magma Fincorp, Ltd. (b)	101,308	200,353
Mahanagar Gas, Ltd.	7,970	121,861
Mahanagar Telephone Nigam, Ltd. (b)	572,903	165,327
Mahindra & Mahindra Financial Services, Ltd.	501,531	1,060,010
Mahindra & Mahindra, Ltd. GDR	937,705	9,799,017
MakeMyTrip, Ltd. (b) (c)	32,111	964,936
Manappuram Finance, Ltd.	315,807	716,971
Manpasand Beverages, Ltd. (b) (e)	64,129	2,524
Marico, Ltd.	137,609	982,683
Marksans Pharma, Ltd.	1,359,427	1,577,433
Maruti Suzuki India, Ltd.	125,909	12,731,326
Max Financial Services, Ltd. (b)	103,308	1,473,803
Max Healthcare Institute, Ltd. (b)	207,927	711,925
Max India, Ltd. - New Spun Off (b)	35,901	33,785
Metropolis Healthcare, Ltd. (d)	13,102	499,852
Minda Industries, Ltd.	73,103	629,829
Mindtree, Ltd.	53,088	1,857,330
Motherson Sumi Systems, Ltd. (b)	833,232	2,713,917
Mphasis, Ltd.	25,258	725,220
MRF, Ltd.	2,750	2,962,715
Multi Commodity Exchange of India, Ltd.	36,350	744,092
Muthoot Finance, Ltd.	64,463	1,284,967
Natco Pharma, Ltd.	5,222	79,342
Navin Fluorine International, Ltd.	33,308	1,680,076
NCC, Ltd.	297,952	348,138
Nestle India, Ltd.	21,859	5,185,521
Network18 Media & Investments, Ltd. (b)	233,306	157,096
NIIT, Ltd.	86,653	334,698
Nippon Life India Asset Management, Ltd. (d)	95,349	469,754
NMDC, Ltd.	58,562	145,046
NTPC, Ltd.	2,091,254	3,274,882
Oberoi Realty, Ltd. (b)	35,976	304,777
Oil & Natural Gas Corp., Ltd.	3,640,194	5,764,171
OnMobile Global, Ltd.	14,984	22,437
Opto Circuits India, Ltd. (b)	3,281,371	218,523
Oracle Financial Services Software, Ltd.	598	29,377
Orient Electric, Ltd.	92,868	391,750
Security Description	Shares	Value
Page Industries, Ltd.	4,120	$1,636,360
Paisalo Digital, Ltd.	22,109	182,169
PC Jeweller, Ltd. (b)	176,176	63,640
Persistent Systems, Ltd.	1,593	62,984
Petronet LNG, Ltd.	533,771	1,621,492
Pfizer, Ltd.	16,587	1,265,459
Phillips Carbon Black, Ltd.	67,327	206,610
Phoenix Mills, Ltd. (b)	31,763	348,333
PI Industries, Ltd.	33,972	1,330,178
Pidilite Industries, Ltd. (b)	108,434	3,142,223
Piramal Enterprises, Ltd.	65,726	2,120,643
Power Grid Corp. of India, Ltd.	1,332,489	4,166,157
Prestige Estates Projects, Ltd. (b)	61,116	238,075
Prism Johnson, Ltd. (b)	117,683	206,772
Procter & Gamble Health, Ltd.	5,789	432,224
PS IT Infrastructure & Services, Ltd. (b) (e)	620,932	76,019
PTC India, Ltd.	840,784	1,170,741
Punj Lloyd, Ltd. (b)	748,777	22,162
Quess Corp., Ltd. (d)	73,223	805,768
Radico Khaitan, Ltd.	111,495	1,138,650
Rain Industries, Ltd.	166,462	435,919
Rajesh Exports, Ltd.	136,962	1,040,344
Rallis India, Ltd.	91,983	402,062
RattanIndia Infrastructure, Ltd. (b)	181,385	108,104
Raymond, Ltd. (b)	48,947	271,339
RBL Bank, Ltd. (b) (d)	232,303	657,874
REC, Ltd.	115,375	230,579
Redington India, Ltd. (b)	125,838	452,699
REI Agro, Ltd. (b) (e)	1,873,023	—
Relaxo Footwears, Ltd. (b)	40,634	629,737
Reliance Capital, Ltd. (b)	1,022,662	330,202
Reliance Communications, Ltd. (b)	792,454	42,112
Reliance Industries, Ltd. GDR (d)	1,198,900	67,857,740
Reliance Infrastructure, Ltd. (b)	177,536	210,187
Repco Home Finance, Ltd.	48,828	244,698
RITES, Ltd.	48,576	180,469
Rolta India, Ltd. (b)	1,591,059	178,735
Ruchi Soya Industries, Ltd. (b)	13,597	212,315
SBI Cards & Payment Services, Ltd. (b)	6,733	87,901
SBI Life Insurance Co., Ltd. (d)	152,764	2,071,963
Schneider Electric Infrastructure, Ltd. (b)	97,824	169,906

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sequent Scientific, Ltd. (b)	858,493	$3,613,340
Shankara Building Products, Ltd. (b)	42,241	256,952
Sharda Cropchem, Ltd.	22,212	103,036
Shilpa Medicare, Ltd.	91,717	665,266
Shree Cement, Ltd. (b)	2,353	870,689
Shriram Transport Finance Co., Ltd.	133,912	2,418,901
Siemens, Ltd.	305,219	8,298,976
Sintex Industries, Ltd. (b)	382,272	24,429
Sintex Plastics Technology, Ltd. (b)	51,863	4,082
Solara Active Pharma Sciences, Ltd.	71,151	1,612,408
Srei Infrastructure Finance, Ltd. (b)	236,844	45,565
SRF, Ltd.	10,356	1,013,684
State Bank of India GDR	147,978	8,271,970
Sterlite Technologies, Ltd.	134,299	477,716
Strides Pharma Science, Ltd.	138,030	1,410,012
Sudarshan Chemical Industries (b)	42,989	393,425
Sumitomo Chemical India, Ltd.	27,085	140,745
Sun Pharma Advanced Research Co., Ltd. (b)	174,743	540,121
Sun Pharmaceutical Industries, Ltd.	1,091,943	9,922,681
Sun TV Network, Ltd.	103,219	735,642
Sundaram Finance, Ltd.	20,120	723,987
Sundram Fasteners, Ltd.	50,522	549,638
Supreme Industries, Ltd.	25,186	733,369
Suven Life Sciences, Ltd. (b)	327,607	387,416
Suven Pharmaceuticals, Ltd.	316,491	2,043,587
Suvidhaa Infoserve Pvt, Ltd. (b)	56,568	18,874
Suzlon Energy, Ltd. (b)	5,270,560	567,261
Swan Energy, Ltd.	211,746	400,674
Symphony, Ltd.	15,008	207,705
TAKE Solutions, Ltd. (b)	174,603	148,223
Tata Communications, Ltd.	138,326	2,395,256
Tata Consultancy Services, Ltd.	829,441	37,334,888
Tata Consumer Products, Ltd.	316,221	3,209,433
Tata Elxsi, Ltd.	39,079	2,262,986
Tata Motors, Ltd. ADR (b) (c)	370,269	8,434,728
Tata Power Co., Ltd.	3,294,868	5,412,396
Tata Steel, Ltd.	491,865	7,719,759
TCNS Clothing Co., Ltd. (b) (d)	22,518	176,663
Security Description	Shares	Value
TeamLease Services, Ltd. (b)	14,147	$688,479
Tech Mahindra, Ltd.	418,216	6,163,524
Tejas Networks, Ltd. (b) (d)	166,519	403,472
Thyrocare Technologies, Ltd. (d)	68,693	1,213,148
Timken India, Ltd.	19,288	381,284
Titan Co., Ltd.	242,551	5,653,432
Torrent Pharmaceuticals, Ltd.	21,019	820,513
Torrent Power, Ltd.	26,962	166,894
Trent, Ltd.	105,295	1,203,887
Trident, Ltd.	1,241,235	273,028
Tube Investments of India, Ltd.	60,114	945,099
TV18 Broadcast, Ltd. (b)	306,639	176,979
TVS Motor Co., Ltd.	56,198	469,136
Ujjivan Financial Services, Ltd.	72,533	201,312
UltraTech Cement, Ltd.	82,216	7,494,896
Unichem Laboratories, Ltd.	196,701	840,736
Unitech, Ltd. (b)	768,821	28,961
United Breweries, Ltd.	72,609	1,412,813
United Spirits, Ltd. (b)	321,379	2,860,762
UPL, Ltd.	347,360	3,705,158
VA Tech Wabag, Ltd. (b)	83,463	392,556
Vaibhav Global, Ltd.	86,250	926,204
Vakrangee, Ltd.	441,166	247,796
Varun Beverages, Ltd.	22,890	224,681
Vedanta, Ltd.	480,330	1,698,570
Venky's India, Ltd. (b)	11,752	566,888
Videocon Industries, Ltd. (b)	1,170,924	115,785
Vinati Organics, Ltd.	8,612	212,027
VIP Industries, Ltd. (b)	67,623	364,407
V-Mart Retail, Ltd. (b)	17,745	668,535
Vodafone Idea, Ltd. (b)	5,200,112	696,100
Voltas, Ltd.	24,742	340,340
VST Industries, Ltd.	19,187	932,427
Welspun India, Ltd.	179,185	232,388
Westlife Development, Ltd. (b)	67,252	452,026
Whirlpool of India, Ltd.	5,195	156,241
Wipro, Ltd. ADR	1,519,967	11,870,942
WNS Holdings, Ltd. ADR (b)	27,832	2,222,942
Wockhardt, Ltd. (b)	92,453	644,360
Yaarii Digital Integrated Services, Ltd. (b)	30,586	42,857
Yes Bank, Ltd. (b)	816,899	148,917
Zee Entertainment Enterprises, Ltd.	567,411	1,639,332
Zensar Technologies, Ltd.	54,149	226,817
		831,612,109

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
INDONESIA — 1.3%
Alam Sutera Realty Tbk PT (b)	9,021,900	$99,552
Aneka Tambang Tbk	258,800	41,051
Astra International Tbk PT	20,694,703	7,050,471
Bank Central Asia Tbk PT	9,829,908	20,422,481
Bank Danamon Indonesia Tbk PT	3,203,618	450,716
Bank Mandiri Persero Tbk PT	19,071,369	7,760,074
Bank Negara Indonesia Persero Tbk PT	2,428,600	775,477
Bank Permata Tbk PT (b)	164,600	22,079
Bank Rakyat Indonesia Persero Tbk PT	47,779,957	12,982,968
Barito Pacific Tbk PT	28,315,020	1,669,610
Bekasi Fajar Industrial Estate Tbk PT (b)	5,728,700	54,126
Bumi Resources Tbk PT (b)	2,405,300	9,953
Bumi Serpong Damai Tbk PT (b)	4,761,700	316,899
Chandra Asri Petrochemical Tbk PT	60,700	41,129
Charoen Pokphand Indonesia Tbk PT	5,242,800	2,259,828
Ciputra Development Tbk PT	7,434,852	476,856
Citra Marga Nusaphala Persada Tbk PT (b)	1,946,341	228,192
Garuda Indonesia Persero Tbk PT (b)	15,966,300	244,450
Global Mediacom Tbk PT (b)	818,300	15,576
Indah Kiat Pulp & Paper Tbk PT	846,800	435,080
Indocement Tunggal Prakarsa Tbk PT	680,800	483,603
Indofood Sukses Makmur Tbk PT	6,807,418	2,899,021
Indosat Tbk PT (b)	3,039,300	1,435,807
Japfa Comfeed Indonesia Tbk PT	1,374,500	163,992
Kalbe Farma Tbk PT	30,927,961	2,986,148
Kawasan Industri Jababeka Tbk PT (b)	6,140,131	71,988
Lippo Cikarang Tbk PT (b)	268,700	18,809
Lippo Karawaci Tbk PT (b)	49,416,930	524,842
Matahari Department Store Tbk PT (b)	440,800	59,432
Matahari Putra Prima Tbk PT (b)	757,000	55,078
Mayora Indah Tbk PT	7,333,707	1,168,335
Security Description	Shares	Value
Medco Energi Internasional Tbk PT (b)	24,967,829	$1,102,028
Media Nusantara Citra Tbk PT (b)	1,089,100	69,853
Merdeka Copper Gold Tbk PT (b)	618,500	125,406
Modernland Realty Tbk PT (b) (e)	7,955,300	20,986
Pabrik Kertas Tjiwi Kimia Tbk PT	414,038	222,724
Pakuwon Jati Tbk PT (b)	6,812,300	206,718
Perusahaan Gas Negara Tbk PT (b)	16,844,700	1,167,512
Pollux Properti Indonesia Tbk PT (b)	138,000	14,657
Semen Indonesia Persero Tbk PT	1,091,900	715,383
Sigmagold Inti Perkasa Tbk PT (b) (e)	1,312,600	—
Summarecon Agung Tbk PT (b)	6,024,511	353,161
Telkom Indonesia Persero Tbk PT	45,763,100	9,941,639
Tiga Pilar Sejahtera Food Tbk (b)	2,799,200	37,451
Unilever Indonesia Tbk PT	4,035,300	1,377,568
United Tractors Tbk PT	1,904,322	2,659,484
		83,238,193
KUWAIT — 0.6%
A'ayan Leasing & Investment Co. KSCP (b)	1,046,032	534,646
Agility Public Warehousing Co. KSC	639,614	1,948,774
Ahli United Bank KSCP (b)	611,798	607,128
Al Ahli Bank of Kuwait KSCP (b)	163,222	115,388
Al Mazaya Holding Co. KSCP (b)	1,456,961	531,914
ALAFCO Aviation Lease & Finance Co. KSCP (b)	41,718	30,877
Alimtiaz Investment Group KSC (b)	483,326	194,100
Boubyan Bank KSCP (b)	610,481	1,483,147
Boubyan Petrochemicals Co. KSCP	454,466	1,297,181
Burgan Bank SAK	248,485	186,384
Gulf Bank KSCP	1,197,438	1,005,482
Humansoft Holding Co. KSC	145,733	1,816,221
Integrated Holding Co. KCSC (b)	299,143	372,315
Jazeera Airways Co. KSCP (b)	37,176	79,954

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kuwait Finance House KSCP	2,577,254	$6,492,319
Kuwait Real Estate Co. KSC (b)	3,338,341	1,396,054
Mabanee Co. KPSC	339,114	806,986
Mezzan Holding Co. KSCC	36,237	76,491
Mobile Telecommunications Co. KSCP	412,834	807,034
National Bank of Kuwait SAKP	4,764,788	13,426,170
National Industries Group Holding SAK (b)	864,364	639,738
National Investments Co. KSCP	1,661,609	932,001
Qurain Petrochemical Industries Co.	153,715	198,967
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	72,255	54,677
Warba Bank KSCP (b)	1,379,541	1,153,815
		36,187,763
MACAU — 0.0% (a)
Huasheng International Holding, Ltd. (b)	35,000	4,507
MALAYSIA — 1.8%
Aeon Co. M Bhd	7,427,990	2,308,107
AEON Credit Service M Bhd	143,050	400,395
AirAsia Group Bhd (b)	1,361,500	291,879
Alliance Bank Malaysia Bhd	5,876,000	3,411,095
AMMB Holdings Bhd	55,600	39,509
ATA IMS Bhd	785,400	463,502
Axiata Group Bhd	1,992,938	1,795,396
Bahvest Resources Bhd (b)	2,132,500	205,468
Berjaya Sports Toto Bhd	2,892,447	1,379,512
BIMB Holdings Bhd	24,400	22,804
Bintulu Port Holdings Bhd	94	98
British American Tobacco Malaysia Bhd	7,200	24,766
Bursa Malaysia Bhd	1,817,239	3,471,204
Capitaland Malaysia Mall Trust REIT	1,927,429	287,849
Careplus Group Bhd	234,500	93,201
Carlsberg Brewery Malaysia Bhd Class B	527,113	2,818,718
CIMB Group Holdings Bhd	4,164,988	4,624,978
Comfort Glove Bhd	252,000	117,760
Dagang NeXchange Bhd (b)	2,258,000	383,449
Datasonic Group Bhd	2,794,500	313,006
Security Description	Shares	Value
Dialog Group Bhd	4,372,806	$3,044,059
DiGi.Com Bhd	7,474,961	7,436,249
FGV Holdings Bhd	28,800	9,088
Focus Dynamics Group Bhd (b)	6,623,400	63,817
Frontken Corp. Bhd	1,046,850	723,705
Gabungan AQRS Bhd	508,800	67,407
Gamuda Bhd (b)	1,256,700	947,482
GDEX Bhd	1,355,900	114,312
Genting Bhd	3,698,600	4,392,171
Genting Malaysia Bhd	826,900	551,731
George Kent Malaysia Bhd	543,300	91,608
Globetronics Technology Bhd	852,100	472,078
Greatech Technology Bhd (b)	258,200	353,886
Hap Seng Plantations Holdings Bhd	58,800	25,494
Hartalega Holdings Bhd	1,263,900	2,237,665
Hong Leong Bank Bhd	79,600	358,933
Hong Leong Financial Group Bhd	5,500	23,582
IHH Healthcare Bhd	1,370,000	1,805,107
IJM Corp. Bhd	781,100	336,786
Inari Amertron Bhd	1,533,900	1,171,254
IOI Corp. Bhd	7,312,160	6,622,599
IOI Properties Group Bhd	5,574,262	1,503,836
Iris Corp. Bhd (b)	1,344,700	74,499
Iskandar Waterfront City Bhd (b)	248,800	23,972
Karex Bhd	2,254,500	287,820
KLCCP Stapled Group	821,500	1,319,862
KNM Group Bhd (b)	5,389,621	227,191
Kossan Rubber Industries	1,012,900	785,629
KPJ Healthcare Bhd	2,097,180	510,214
Kuala Lumpur Kepong Bhd	18,900	92,690
Lingkaran Trans Kota Holdings Bhd	514,500	458,545
Magni-Tech Industries Bhd	255,500	145,244
Magnum Bhd	4,454,243	2,124,389
Malayan Banking Bhd	3,797,100	7,417,676
Malaysia Airports Holdings Bhd (b)	289,800	418,837
Malaysian Pacific Industries Bhd	104,600	977,594
Malaysian Resources Corp. Bhd	11,059,159	1,078,877
Maxis Bhd	188,200	199,012
Mega First Corp. BHD	295,400	248,331
MISC Bhd	169,300	276,491
MPHB Capital Bhd (b)	2,014,830	718,282
Muda Holdings Bhd	339,000	212,309
My EG Services Bhd	1,830,206	784,720

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nestle Malaysia Bhd	6,500	$208,708
OSK Holdings Bhd	8,952,042	1,832,888
Padini Holdings Bhd	228,700	153,146
Pavilion Real Estate Investment Trust	1,807,200	592,025
Pentamaster Corp. Bhd	690,750	770,366
Petronas Chemicals Group Bhd	1,570,600	3,049,268
Petronas Dagangan Bhd	302,800	1,356,637
Petronas Gas Bhd	178,300	665,699
Pos Malaysia Bhd (b)	1,372,800	264,541
PPB Group Bhd	57,800	254,785
Press Metal Aluminium Holdings Bhd	1,214,800	1,398,710
Public Bank Bhd	10,590,400	10,484,534
QL Resources Bhd	31,800	43,278
Rapid Synergy Bhd (b)	95,200	182,305
RHB Bank Bhd	376,100	489,206
Sapura Energy Bhd (b)	297,600	8,961
Sime Darby Bhd	1,389,824	729,812
Sime Darby Plantation Bhd	747,487	716,608
Sime Darby Property Bhd	538,324	77,802
SKP Resources Bhd	681,125	267,430
SP Setia Bhd Group (b)	339,663	86,726
Sunway Real Estate Investment Trust	1,937,300	667,310
Supermax Corp. Bhd	1,709,950	1,359,228
Taliworks Corp. Bhd	137,700	27,530
Telekom Malaysia Bhd	969,727	1,417,859
Tenaga Nasional Bhd	1,386,000	3,268,443
TIME dotCom Bhd	20,300	68,751
Top Glove Corp. Bhd	3,253,500	3,267,998
Uchi Technologies Bhd	81,600	59,949
UEM Edgenta Bhd (b)	879,700	358,110
UEM Sunrise Bhd (b)	6,070,988	570,320
UMW Holdings Bhd	402,000	305,991
Unisem M Bhd	92,300	163,190
Velesto Energy Bhd (b)	46,163	1,724
ViTrox Corp. Bhd	142,300	501,812
VS Industry Bhd	4,875,700	1,620,731
WCT Holdings Bhd (b)	11,499,026	1,426,472
YTL Corp. Bhd (b)	2,236,770	352,905
		112,259,487
MEXICO — 2.1%
Alfa SAB de CV Class A	3,291,197	2,472,881
America Movil SAB de CV Series L	20,227,793	15,239,039
Axtel SAB de CV (b)	2,361,330	712,769
Cemex SAB de CV Series CPO (b)	13,068,420	11,039,945
Coca-Cola Femsa SAB de CV	787,947	4,173,917
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,377
Security Description	Shares	Value
Consorcio ARA SAB de CV (b)	2,293,116	$530,939
Controladora Nemak SAB de CV (b) (c)	3,291,197	537,224
El Puerto de Liverpool SAB de CV Series C1 (c)	482,387	2,150,215
Fibra Uno Administracion SA de CV REIT	1,982,899	2,144,186
Fomento Economico Mexicano SAB de CV	1,699,350	14,349,801
Gruma SAB de CV Class B	6,424	71,888
Grupo Aeroportuario del Pacifico SAB de CV Class B	258,526	2,754,642
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	278,412	5,144,270
Grupo Bimbo SAB de CV Class A	2,084,787	4,595,631
Grupo Elektra SAB DE CV	38,246	3,102,497
Grupo Financiero Banorte SAB de CV Series O	2,133,507	13,797,261
Grupo Financiero Inbursa SAB de CV Series O (b)	1,786,878	1,769,781
Grupo Mexico SAB de CV Class B	2,833,977	13,345,405
Grupo Televisa SAB Series CPO (c)	2,355,061	6,744,460
Industrias CH SAB de CV Class B (b) (c)	370,835	3,137,211
Industrias Penoles SAB de CV (b)	149,772	2,069,826
Kimberly-Clark de Mexico SAB de CV Class A (c)	1,961,342	3,484,225
Orbia Advance Corp. SAB de CV	77,423	202,749
Sare Holding SAB de CV Class B (b) (e)	1,493,393	—
Telesites SAB de CV (b) (c)	1,653,391	1,531,279
TV Azteca SAB de CV Series CPO (c)	5,202,670	168,279
Urbi Desarrollos Urbanos SAB de CV (b)	39,274	8,403
Wal-Mart de Mexico SAB de CV	4,956,877	16,199,693
		131,480,793
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b) (c) (f)	266,320	2,410,196
Cia de Minas Buenaventura SAA ADR (b) (f)	7,183	64,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Credicorp, Ltd. (b)	57,617	$6,977,995
Nexa Resources SA (c)	5,122	44,920
Southern Copper Corp.	60,600	3,897,792
Volcan Cia Minera SAA Class B (b)	6,509,818	883,263
		14,278,885
PHILIPPINES — 0.8% (a)
Aboitiz Equity Ventures, Inc.	707,300	610,728
AC Energy Corp.	348,400	58,881
Alliance Global Group, Inc.	2,882,700	599,984
Ayala Corp.	120,080	1,967,920
Ayala Land, Inc.	8,191,510	6,049,451
Bank of the Philippine Islands	2,989,934	5,432,903
BDO Unibank, Inc.	2,713,289	6,292,007
Bloomberry Resorts Corp. (b)	1,109,600	147,977
Cebu Air, Inc. (b)	1,343,520	1,491,730
Cebu Holdings, Inc. (b)	7,918,764	1,054,429
D&L Industries, Inc.	2,987,705	500,042
DoubleDragon Properties Corp. (b)	2,046,490	507,273
East West Banking Corp. (b)	1,667,600	355,281
Filinvest Land, Inc.	61,682,000	1,389,946
First Philippine Holdings Corp.	346,675	561,753
Global Ferronickel Holdings, Inc.	2,726,449	144,100
GMA Holdings, Inc. PDR	5,051,200	1,345,193
GT Capital Holdings, Inc.	14,567	181,136
JG Summit Holdings, Inc.	1,827,866	2,327,192
Jollibee Foods Corp.	148,480	649,705
Manila Electric Co.	13,620	77,342
Megawide Construction Corp. (b)	6,437,688	883,591
Megaworld Corp.	9,583,300	634,110
Nickel Asia Corp.	1,394,000	157,348
PLDT, Inc.	142,505	3,774,638
Puregold Price Club, Inc.	423,380	351,263
San Miguel Corp.	193,380	465,475
SM Investments Corp.	232,175	4,753,844
SM Prime Holdings, Inc.	7,777,990	5,815,766
Top Frontier Investment Holdings, Inc. (b)	12,861	36,621
Universal Robina Corp.	335,330	992,629
Vista Land & Lifescapes, Inc.	1,475,378	114,851
		49,725,109
POLAND — 0.7%
11 bit studios SA (b)	1,727	216,476
Asseco Poland SA	72,989	1,479,144
Bank Polska Kasa Opieki SA (b)	218,445	5,336,324
Security Description	Shares	Value
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (b)	23,021	$56,661
Bioton SA (b)	1,405	1,879
CCC SA (b)	11,058	326,337
CD Projekt SA	37,343	1,814,868
Columbus Energy SA (b)	6,279	71,416
Datawalk SA (b)	2,642	128,387
Dino Polska SA (b) (d)	16,630	1,222,678
Eurocash SA	11,064	41,297
Getin Holding SA (b)	102,169	30,970
Getin Noble Bank SA (b)	395,733	20,769
Globe Trade Centre SA (b)	379,221	667,397
Grupa Lotos SA (b)	136,619	1,927,092
KGHM Polska Miedz SA	154,174	7,599,357
LPP SA (b)	121	409,054
mBank SA (b)	28,011	2,391,273
Mercator Medical SA (b)	2,495	171,576
Orange Polska SA (b)	1,408,502	2,484,395
PGE Polska Grupa Energetyczna SA (b)	814,929	2,014,311
PlayWay SA	1,695	211,842
Polimex-Mostostal SA (b)	20,362	23,480
Polski Koncern Naftowy ORLEN SA	282,623	5,699,972
Powszechna Kasa Oszczednosci Bank Polski SA (b)	647,898	6,438,135
Powszechny Zaklad Ubezpieczen SA (b)	416,645	4,016,515
Santander Bank Polska SA (b)	32,664	2,182,748
TEN Square Games SA	1,466	189,845
		47,174,198
QATAR — 0.6%
Aamal Co.	403,593	108,962
Al Meera Consumer Goods Co. QSC	161,336	854,757
Alijarah Holding Co QPSC	4,102,533	1,318,309
Baladna	120,289	50,184
Commercial Bank PQSC	645,942	934,939
Doha Bank QPSC	222,591	172,644
Ezdan Holding Group QSC (b)	143,927	65,382
Gulf Warehousing Co.	96,356	136,820
Industries Qatar QSC	844,041	3,071,558
Mannai Corp. QSC	379,851	399,151
Masraf Al Rayan QSC	4,359,293	5,338,667
Mazaya Real Estate Development QPSC	2,398,089	708,032
Medicare Group	321,722	764,322
Mesaieed Petrochemical Holding Co.	3,153,782	1,630,162
Ooredoo QSC	1,116,053	2,236,091

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Qatar Aluminium Manufacturing Co.	434,512	$182,588
Qatar Electricity & Water Co. QSC	142,919	653,950
Qatar First Bank (b)	752,075	390,393
Qatar Fuel QSC	114,465	556,763
Qatar Gas Transport Co., Ltd.	324,865	267,672
Qatar Insurance Co. SAQ (b)	1,221,875	832,258
Qatar International Islamic Bank QSC	342,636	876,117
Qatar Islamic Bank SAQ	542,926	2,578,190
Qatar National Bank QPSC	3,009,652	14,837,477
Qatar National Cement Co. QSC	129,524	177,869
Qatar Navigation QSC	96,366	194,797
Qatari Investors Group QSC	1,136,168	778,873
United Development Co. QSC	128,586	51,208
Vodafone Qatar QSC	2,170,394	962,699
Widam Food Co.	126,446	153,430
		41,284,264
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	211,185	1,497,060
RUSSIA — 3.5%
Evraz PLC	270,042	2,208,453
Gazprom PJSC ADR (c)	4,497,320	34,278,573
HeadHunter Group PLC ADR	2,924	123,890
LSR Group PJSC GDR (f)	5,020	10,492
LSR Group PJSC GDR (c) (f)	158,117	330,465
LUKOIL PJSC ADR	323,312	29,945,157
Magnit PJSC GDR	191,527	2,778,099
Mail.Ru Group, Ltd. GDR (b)	47,795	1,083,035
Mechel PJSC ADR (b)	198,309	402,567
MMC Norilsk Nickel PJSC ADR (c)	587,732	20,024,029
Mobile TeleSystems PJSC ADR	696,250	6,447,275
Novatek PJSC GDR	92,926	20,378,672
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR (c)	43,676	1,375,794
Novorossiysk Commercial Sea Port PJSC GDR (f)	2,522	17,840
Novorossiysk Commercial Sea Port PJSC GDR (c) (f)	64,717	457,782
Security Description	Shares	Value
Polymetal International PLC	148,860	$3,196,715
Rosneft Oil Co. PJSC GDR	1,535,412	11,884,089
Rostelecom PJSC ADR (c)	123,648	1,025,042
Sberbank of Russia PJSC ADR (f)	1,137,078	18,881,180
Sberbank of Russia PJSC ADR (c) (f)	823,888	13,750,691
Severstal PAO GDR (c)	501,270	10,777,305
Sistema PJSC FC GDR	180,742	1,554,381
Surgutneftegas PJSC ADR	1,199,765	5,953,234
Tatneft PJSC ADR (c) (f)	264,617	11,542,594
Tatneft PJSC ADR (c) (f)	1,402	60,587
TCS Group Holding PLC GDR	40,059	3,505,163
VEON, Ltd. ADR (b) (c)	531,565	972,764
VTB Bank PJSC GDR	2,714,556	3,610,360
X5 Retail Group NV GDR	50,389	1,766,638
Yandex NV Class A (b) (c)	208,319	14,738,569
		223,081,435
SAUDI ARABIA — 3.2%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	226,704	1,422,945
Abdullah Al Othaim Markets Co.	48,721	1,610,869
Advanced Petrochemical Co.	34,935	673,475
Al Hammadi Co. for Development & Investment	139,306	1,470,914
Al Jouf Agricultural Development Co.	39,683	891,979
Al Khaleej Training & Education Co.	308,042	2,537,995
Al Rajhi Bank	693,449	20,523,901
Al Rajhi Co. for Co-operative Insurance (b)	10,093	248,396
Al Rajhi REIT	275,273	871,972
Aldrees Petroleum & Transport Services Co.	31,628	575,990
Al-Etihad Cooperative Insuarnce Co. (b)	216,557	1,415,843
Almarai Co. JSC	81,105	1,371,069
Alujain Holding (b)	47,899	719,047
Arabian Cement Co.	35,550	430,346
AXA Cooperative Insurance Co. (b)	113,883	1,188,812
Bank AlBilad (b)	143,816	1,407,329
Banque Saudi Fransi	287,149	2,940,092
Basic Chemical Industries, Ltd. (b)	189,535	2,117,512

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Batic Investments & Logistic Co. (b)	151,421	$1,633,154
Bawan Co.	236,289	2,551,649
Bupa Arabia for Cooperative Insurance Co.	20,483	678,325
Buruj Cooperative Insurance Co. (b)	119,072	993,748
City Cement Co.	66,829	537,248
Co. for Cooperative Insurance	25,175	555,805
Dallah Healthcare Co.	78,417	1,660,172
Dar Al Arkan Real Estate Development Co. (b)	193,649	545,257
Derayah REIT	269,497	951,403
Dr Sulaiman Al Habib Medical Services Group Co.	45,748	1,993,180
Dur Hospitality Co. (b)	131,976	1,235,164
Eastern Province Cement Co.	99,975	1,302,202
Etihad Etisalat Co.	222,623	1,967,777
Fawaz Abdulaziz Al Hokair & Co. (b)	34,227	229,525
Fitaihi Holding Group	370,612	3,532,791
Hail Cement Co.	88,217	446,448
Herfy Food Services Co.	38,919	662,071
Jadwa REIT Saudi Fund	127,648	535,724
Jarir Marketing Co.	36,995	2,083,336
Jazan Energy & Development Co. (b)	106,629	763,382
Leejam Sports Co. JSC (b)	52,718	1,093,606
Malath Cooperative Insurance Co. (b)	184,654	1,642,014
Mediterranean & Gulf Insurance & Reinsurance Co. (b)	78,029	560,709
Methanol Chemicals Co. (b)	360,573	1,349,841
Middle East Healthcare Co. (b)	44,434	463,842
Mobile Telecommunications Co. (b)	459,216	1,780,344
Mouwasat Medical Services Co.	54,496	2,618,435
Musharaka Real Estate Income Fund REIT	218,441	659,330
Najran Cement Co.	80,112	516,080
Nama Chemicals Co. (b)	106,165	1,289,413
National Co. for Glass Manufacturing (b)	214,754	2,442,208
National Co. for Learning & Education	166,293	2,718,046
National Gas & Industrialization Co.	24,796	283,636
Security Description	Shares	Value
National Medical Care Co.	69,857	$1,266,605
National Petrochemical Co.	23,603	276,912
Qassim Cement Co.	61,287	1,405,365
Red Sea International Co. (b)	174,069	1,434,176
Riyad Bank	970,524	6,857,638
Riyad REIT Fund	117,303	311,836
SABIC Agri-Nutrients Co.	97,888	3,116,422
Sahara International Petrochemical Co.	124,887	1,020,634
Saudi Advanced Industries Co.	227,791	3,425,611
Saudi Airlines Catering Co. (b)	7,974	167,330
Saudi Arabian Amiantit Co. (b)	96,773	734,106
Saudi Arabian Mining Co. (b)	203,046	3,421,637
Saudi Arabian Oil Co. (d)	847,336	7,930,219
Saudi Automotive Services Co.	278,691	2,716,019
Saudi Basic Industries Corp.	506,408	16,446,378
Saudi British Bank (b)	42,995	361,120
Saudi Cement Co.	51,604	875,111
Saudi Ceramic Co. (b)	175,380	2,679,521
Saudi Chemical Co. Holding	161,914	1,767,912
Saudi Co. For Hardware CJSC	40,845	810,278
Saudi Electricity Co.	338,812	2,180,813
Saudi Industrial Investment Group	43,719	408,001
Saudi Industrial Services Co.	159,380	1,999,474
Saudi Kayan Petrochemical Co. (b)	77,487	373,138
Saudi National Bank	1,295,634	19,898,816
Saudi Pharmaceutical Industries & Medical Appliances Corp.	131,979	2,030,500
Saudi Printing & Packaging Co. (b)	92,823	772,205
Saudi Public Transport Co. (b)	283,507	2,161,983
Saudi Re for Cooperative Reinsurance Co. (b)	623,826	3,379,945
Saudi Research & Marketing Group (b)	26,468	1,249,156
Saudi Telecom Co.	423,557	14,862,442
Saudi Vitrified Clay Pipe Co., Ltd.	34,157	981,795
Saudia Dairy & Foodstuff Co.	11,261	541,671
Savola Group	95,175	1,095,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Southern Province Cement Co.	67,078	$1,563,198
Tabuk Cement Co. (b)	153,358	991,200
Takween Advanced Industries Co. (b)	376,832	2,507,926
Umm Al-Qura Cement Co.	291,642	2,620,610
United Electronics Co.	46,283	1,641,329
United International Transportation Co.	74,009	889,987
Walaa Cooperative Insurance Co. (b)	68,859	471,863
Yamama Cement Co. (b)	71,641	655,206
Yanbu Cement Co.	90,460	1,073,344
Yanbu National Petrochemical Co.	96,444	1,866,957
		207,935,770
SINGAPORE — 0.0% (a)
Aslan Pharmaceuticals, Ltd. ADR (b) (c)	32,379	106,851
Grindrod Shipping Holdings, Ltd. (b)	20,023	214,691
Guan Chong Bhd	2,647,000	1,740,650
Riverstone Holdings, Ltd. (c)	451,700	413,325
		2,475,517
SOUTH AFRICA — 3.9%
Absa Group, Ltd. (b)	484,851	4,608,525
Adcock Ingram Holdings, Ltd.	143,215	444,326
Adcorp Holdings, Ltd. (b)	545,067	198,501
African Rainbow Minerals, Ltd.	149,437	2,672,415
Alexander Forbes Group Holdings, Ltd.	629,839	183,058
Allied Electronics Corp., Ltd. Class A	157,701	93,436
Anglo American Platinum, Ltd.	40,881	4,722,369
ArcelorMittal South Africa, Ltd. (b)	209,949	76,900
Ascendis Health, Ltd. (b)	106,448	4,324
Aspen Pharmacare Holdings, Ltd. (b)	326,872	3,710,597
Astral Foods, Ltd.	20,445	226,432
Aveng, Ltd. (b) (c)	1,659,267	4,648
Barloworld, Ltd. (c)	280,213	2,090,792
Bid Corp., Ltd. (b)	141,648	3,071,392
Bidvest Group, Ltd.	344,788	4,599,025
Blue Label Telecoms, Ltd. (b)	1,412,261	415,407
Capitec Bank Holdings, Ltd.	47,252	5,580,989
Clicks Group, Ltd. (c)	66,903	1,151,179
Coronation Fund Managers, Ltd.	728,993	2,476,138
Security Description	Shares	Value
Curro Holdings, Ltd. (b) (c)	170,538	$140,097
Discovery, Ltd. (b)	417,326	3,690,502
EOH Holdings, Ltd. (b)	132,046	66,584
FirstRand, Ltd.	4,366,369	16,387,549
Foschini Group, Ltd. (b)	307,748	3,427,768
Gold Fields, Ltd.	702,999	6,321,637
Grindrod, Ltd. (b) (c)	1,340,226	456,167
Group Five, Ltd. (b) (e)	219,472	—
Growthpoint Properties, Ltd. REIT	1,140,850	1,190,487
Harmony Gold Mining Co., Ltd.	325,012	1,200,920
Impala Platinum Holdings, Ltd.	576,846	9,513,540
Imperial Logistics, Ltd. (c)	266,295	884,371
Investec, Ltd.	294,301	1,123,718
Invicta Holdings, Ltd. (b) (c)	152,016	287,983
Kumba Iron Ore, Ltd. (c)	57,383	2,574,383
Lewis Group, Ltd.	122,894	291,770
Life Healthcare Group Holdings, Ltd. (b)	172,237	274,059
Massmart Holdings, Ltd. (b) (c)	230,321	1,016,211
Momentum Metropolitan Holdings	1,290,418	1,762,280
Motus Holdings, Ltd. (c)	175,057	1,144,345
Mr. Price Group, Ltd. (c)	236,689	3,489,645
MTN Group, Ltd. (b) (c)	1,363,036	9,854,238
MultiChoice Group, Ltd.	391,750	3,219,326
Murray & Roberts Holdings, Ltd. (b)	471,144	341,510
Naspers, Ltd. Class N	323,458	67,918,308
Nedbank Group, Ltd. (b)	364,172	4,357,949
Net 1 UEPS Technologies, Inc. (b) (c)	43,378	204,310
Netcare, Ltd. (b)	2,433,263	2,426,660
Ninety One, Ltd.	130,939	392,026
Northam Platinum, Ltd. (b)	334,349	5,079,599
Old Mutual, Ltd. (c)	2,295,131	2,149,673
PPC, Ltd. (b)	1,376,326	374,956
PSG Group, Ltd.	182,851	1,019,215
Rand Merchant Investment Holdings, Ltd.	1,287,098	2,825,013
Remgro, Ltd.	685,073	5,498,336
Sanlam, Ltd.	1,639,259	7,045,527
Sappi, Ltd. (b)	409,868	1,187,803
Sasol, Ltd. (b)	449,663	6,865,519
Shoprite Holdings, Ltd.	434,293	4,727,760
Sibanye Stillwater, Ltd.	1,918,603	8,016,378
Standard Bank Group, Ltd.	1,053,603	9,416,110

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Steinhoff International Holdings NV (b) (c)	2,439,418	$322,892
Sun International, Ltd. (b)	446,436	569,350
Telkom SA SOC, Ltd.	380,178	1,234,622
Tiger Brands, Ltd. (c)	220,773	3,231,484
Truworths International, Ltd.	574,730	2,321,662
Vodacom Group, Ltd. (c)	508,392	4,584,830
Wilson Bayly Holmes-Ovcon, Ltd. (b)	132,678	1,049,995
Woolworths Holdings, Ltd. (b)	1,042,962	3,937,745
		251,747,265
SWITZERLAND — 0.0% (a)
Mediclinic International PLC (b)	176,720	730,210
TAIWAN — 15.8%
Accton Technology Corp.	291,000	3,451,790
Acer, Inc.	4,113,701	4,325,938
Adimmune Corp. (b)	546,505	1,051,329
Advanced Ceramic X Corp.	4,000	72,499
Advanced Wireless Semiconductor Co.	13,688	76,392
Advancetek Enterprise Co., Ltd.	3,855,996	2,629,481
Advantech Co., Ltd.	29,048	359,679
AGV Products Corp. (b)	6,908,415	2,888,579
Airmate Cayman International Co., Ltd.	11,220	11,034
Alchip Technologies, Ltd.	34,000	745,590
AP Memory Technology Corp.	26,000	591,620
APCB, Inc.	1,377,000	1,003,252
Applied BioCode Corp. (b)	37,000	61,484
Arcadyan Technology Corp.	37,169	142,073
ASE Technology Holding Co., Ltd.	4,019,058	16,155,567
ASMedia Technology, Inc.	12,000	579,273
ASPEED Technology, Inc.	10,000	721,400
Asustek Computer, Inc. (b)	895,474	11,939,653
AU Optronics Corp. ADR (c)	969,717	7,845,013
Audix Corp.	1,009,657	2,014,784
Bank of Kaohsiung Co., Ltd.	2,901,557	1,124,695
Basso Industry Corp.	2,501,905	4,561,571
Biostar Microtech International Corp. (b)	1,927,100	1,787,906
Bizlink Holding, Inc.	29,000	269,574
Security Description	Shares	Value
C Sun Manufacturing, Ltd.	1,375,000	$2,817,856
Career Technology MFG. Co., Ltd. (b)	102,958	115,291
Carnival Industrial Corp.	1,232,984	739,016
Catcher Technology Co., Ltd.	969,644	6,333,789
Cathay Financial Holding Co., Ltd.	7,043,136	13,624,945
Cathay No. 1 REIT	1,361,000	879,735
Center Laboratories, Inc.	882,475	2,210,740
Chailease Holding Co., Ltd.	1,374,817	9,991,941
Champion Building Materials Co., Ltd. (b)	1,374,000	653,405
Chang Hwa Commercial Bank, Ltd.	12,516,950	7,255,226
Chang Wah Electromaterials, Inc.	74,310	88,012
Charoen Pokphand Enterprise	1,162,373	3,362,486
Chen Full International Co., Ltd.	12,000	18,261
Cheng Loong Corp.	1,308,000	2,276,824
Cheng Shin Rubber Industry Co., Ltd.	130,850	219,551
Chieftek Precision Co., Ltd.	34,100	145,640
Chilisin Electronics Corp.	66,150	239,790
China Airlines, Ltd. (b)	2,768,000	1,892,522
China Chemical & Pharmaceutical Co., Ltd.	2,683,000	2,349,581
China Development Financial Holding Corp.	17,426,945	8,224,830
China Steel Chemical Corp. (b)	1,309,595	5,381,736
China Steel Corp.	11,030,451	15,677,195
Chipbond Technology Corp. (b)	66,000	170,552
Chong Hong Construction Co., Ltd.	7,717	21,936
Chroma ATE, Inc.	110,000	756,034
Chung Hwa Pulp Corp. (b)	2,431,794	2,513,617
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	1,100,979
Chunghwa Telecom Co., Ltd.	3,397,842	13,902,341
CMC Magnetics Corp. (b)	1,235,656	450,136
Compal Electronics, Inc.	6,904,774	5,538,688
Concraft Holding Co., Ltd.	15,650	41,003
Coxon Precise Industrial Co., Ltd. (b)	10,000	5,366

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	19,310,527	$15,732,578
Cub Elecparts, Inc.	3,000	22,234
Da-Li Development Co., Ltd.	1,689,236	1,797,608
Darfon Electronics Corp.	76,000	125,201
Delta Electronics, Inc.	1,385,463	15,066,677
Dimerco Express Corp.	539,910	2,596,606
E Ink Holdings, Inc.	108,000	289,163
E.Sun Financial Holding Co., Ltd.	4,720,955	4,456,209
Eclat Textile Co., Ltd.	29,854	702,888
Egis Technology, Inc.	43,000	253,100
EirGenix, Inc. (b)	109,485	579,598
Elan Microelectronics Corp.	9,400	65,619
Elite Advanced Laser Corp.	12,672	25,833
Elite Material Co., Ltd.	13,000	101,714
Elite Semiconductor Microelectronics Technology, Inc.	954,750	5,585,437
eMemory Technology, Inc.	16,000	766,622
Energenesis Biomedical Co., Ltd. (b)	16,633	34,027
ENNOSTAR, Inc. (b)	564,590	1,590,680
Episil Holdings, Inc. (b)	144,000	404,673
Episil-Precision, Inc.	66,998	173,131
Etron Technology, Inc. (b)	7,296	7,568
Eva Airways Corp.	1,525,110	1,102,951
Evergreen Marine Corp. Taiwan, Ltd. (b)	1,585,000	11,206,640
Excelliance Mos Corp.	35,000	207,896
Excelsior Medical Co., Ltd.	77,848	162,611
Far Eastern New Century Corp.	7,829,376	8,992,015
Feng TAY Enterprise Co., Ltd.	152,985	1,342,479
First Financial Holding Co., Ltd.	1,885,900	1,536,471
FIT Hon Teng, Ltd. (b) (d)	69,000	18,925
Fitipower Integrated Technology, Inc.	48,000	529,744
Flytech Technology Co., Ltd.	8,854	21,068
FocalTech Systems Co., Ltd.	75,000	608,345
Formosa Chemicals & Fibre Corp.	4,072,243	12,379,326
Formosa Petrochemical Corp.	320,000	1,223,149
Formosa Plastics Corp.	5,166,714	19,099,921
Founding Construction & Development Co., Ltd.	3,309,059	1,929,913
Foxconn Technology Co., Ltd.	1,444,223	3,405,489
Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	7,133,359	$18,919,883
Fullerton Technology Co., Ltd.	1,227,000	810,293
Fwusow Industry Co., Ltd.	1,430,830	1,232,478
General Interface Solution Holding, Ltd.	38,000	168,434
GeneReach Biotechnology Corp. (b)	17,000	82,064
Genius Electronic Optical Co., Ltd.	22,665	458,791
Giant Manufacturing Co., Ltd.	84,302	963,668
Global Unichip Corp.	23,000	340,924
Globalwafers Co., Ltd.	133,000	4,386,792
Gongwin Biopharm Holdings Co., Ltd. (b)	4,520	37,231
Grape King Bio, Ltd.	73,664	456,062
Great Wall Enterprise Co., Ltd.	1,359,615	2,932,718
HannStar Display Corp. (b)	1,453,500	1,152,888
Himax Technologies, Inc. ADR (c)	71,498	1,191,157
Hiwin Technologies Corp.	60,757	861,337
Hocheng Corp. (b)	3,916,000	1,876,307
Holy Stone Enterprise Co., Ltd.	57,000	296,635
Hon Hai Precision Industry Co., Ltd.	10,296,981	41,391,184
Hong TAI Electric Industrial	2,605,000	2,575,783
Hota Industrial Manufacturing Co., Ltd. (b)	10,279	39,659
Hotai Motor Co., Ltd.	164,433	3,623,575
HTC Corp. (b)	1,372,198	1,935,483
Hua Nan Financial Holdings Co., Ltd.	14,126,906	9,354,560
Hung Sheng Construction, Ltd.	1,043,032	728,110
Ibase Technology, Inc. (b)	2,672,222	4,013,728
Innolux Corp.	5,513,820	4,106,299
International Games System Co., Ltd.	18,000	542,665
Iron Force Industrial Co., Ltd.	6,000	15,914
Janfusun Fancyworld Corp. (b)	806,112	82,456
KEE TAI Properties Co., Ltd.	1,360,000	485,671
Kenda Rubber Industrial Co., Ltd.	4,956	7,204
Kerry TJ Logistics Co., Ltd.	1,371,000	3,405,050

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kindom Development Co., Ltd.	1,314,000	$1,843,962
Kung Long Batteries Industrial Co., Ltd.	9,000	48,614
Kuoyang Construction Co., Ltd.	822,734	854,846
Kwong Fong Industries Corp. (b)	55,776	22,320
Land Mark Optoelectronics Corp.	14,600	138,860
Largan Precision Co., Ltd.	49,000	5,451,772
Laser Tek Taiwan Co., Ltd.	89,000	103,175
Leatec Fine Ceramics Co., Ltd. (b)	139,000	160,888
Leofoo Development Co., Ltd. (b)	1,372,154	891,377
Li Cheng Enterprise Co., Ltd.	11,362	9,991
Lite-On Technology Corp.	4,073,265	8,420,639
Long Bon International Co., Ltd. (b)	9,020	5,730
Longchen Paper & Packaging Co., Ltd.	3,186,902	3,328,447
Lotes Co., Ltd.	4,000	83,840
Lotus Pharmaceutical Co., Ltd. (b)	27,000	98,358
Machvision, Inc.	15,597	144,984
Macroblock, Inc.	30,000	122,207
Macronix International Co., Ltd.	520,221	853,265
Makalot Industrial Co., Ltd.	4,671	45,935
MediaTek, Inc.	1,274,595	44,007,551
Medigen Biotechnology Corp. (b)	114,248	267,758
Medigen Vaccine Biologics Corp. (b)	36,386	322,561
Mega Financial Holding Co., Ltd.	8,270,333	9,750,756
Merida Industry Co., Ltd.	19,100	214,564
Merry Electronics Co., Ltd.	13,571	51,386
Microbio Co., Ltd. (b)	160,000	353,163
Micro-Star International Co., Ltd.	125,000	706,595
momo.com, Inc.	2,000	135,307
Mosel Vitelic, Inc. (b)	759	1,046
Motech Industries, Inc. (b)	122,000	152,596
Namchow Holdings Co., Ltd.	1,370,000	2,512,589
Nan Ya Plastics Corp.	5,524,486	16,496,626
Nan Ya Printed Circuit Board Corp.	57,000	796,824
Nanya Technology Corp.	891,982	2,551,493
Security Description	Shares	Value
National Petroleum Co., Ltd.	2,631,468	$4,533,350
New Era Electronics Co., Ltd.	70,000	63,060
Newmax Technology Co., Ltd. (b)	75,654	130,468
Nexcom International Co., Ltd.	1,388,638	1,148,788
Novatek Microelectronics Corp.	727,296	13,025,418
OBI Pharma, Inc. (b)	49,664	202,310
Oneness Biotech Co., Ltd. (b)	137,000	1,140,745
Pacific Hospital Supply Co., Ltd.	74,782	192,440
Pan Jit International, Inc.	99,900	309,067
PChome Online, Inc.	3,519	13,830
Pegatron Corp.	1,372,686	3,389,531
PharmaEngine, Inc.	13,000	30,328
PharmaEssentia Corp. (b)	20,000	62,306
Pharmally International Holding Co., Ltd. (b) (e)	23,076	—
Phytohealth Corp. (b)	10,540	9,079
Pihsiang Machinery Manufacturing Co., Ltd. (b) (e)	51,000	—
Polaris Group/Tw (b)	233,746	611,578
Pou Chen Corp.	5,331,462	7,520,016
Powerchip Semiconductor Manufacturing Corp.	1,094,203	2,705,808
Powertech Technology, Inc.	1,384,285	5,340,893
President Chain Store Corp.	125,000	1,179,901
Promate Electronic Co., Ltd.	1,374,000	2,048,980
ProMOS Technologies, Inc. (b) (e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	128,775
Quanta Computer, Inc.	3,230,975	10,146,624
Radiant Opto-Electronics Corp.	51,000	222,396
RDC Semiconductor Co., Ltd. (b)	34,000	453,943
Realtek Semiconductor Corp.	287,000	5,201,795
Ritek Corp. (b)	173,938	57,683
Sampo Corp.	2,496,600	2,697,090
Senhwa Biosciences, Inc. (b)	54,000	345,949
Sensortek Technology Corp.	4,000	100,493
Sesoda Corp.	1,600,652	2,315,165
Shanghai Commercial & Savings Bank, Ltd.	1,149,000	1,866,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shih Wei Navigation Co., Ltd. (b)	1,426,221	$3,270,903
Shin Kong Financial Holding Co., Ltd.	7,059,755	2,414,696
Silicon Motion Technology Corp. ADR	19,411	1,244,245
Simplo Technology Co., Ltd.	3,000	38,654
Sinbon Electronics Co., Ltd.	131,710	1,295,237
Sino-American Silicon Products, Inc.	168,000	1,163,715
Sinon Corp.	2,750,000	2,220,727
SinoPac Financial Holdings Co., Ltd. (b)	17,973,165	8,869,664
Sinphar Pharmaceutical Co., Ltd. (b)	933,830	983,685
Solar Applied Materials Technology Co.	1,451,974	2,420,608
Stark Technology, Inc.	1,229,747	3,001,267
Supreme Electronics Co., Ltd.	4,493,287	6,490,975
TA Chen Stainless Pipe	50,000	106,774
Ta Ya Electric Wire & Cable	3,836,868	4,200,071
TA-I Technology Co., Ltd.	60,000	161,292
TaiMed Biologics, Inc. (b)	80,000	190,363
Taimide Tech, Inc.	61,950	111,171
Tainan Enterprises Co., Ltd.	1,079,589	720,695
Taishin Financial Holding Co., Ltd.	17,048,347	9,331,083
Taisun Enterprise Co., Ltd.	2,830,000	2,996,321
Taiwan Cement Corp.	7,388,727	13,524,453
Taiwan Chinsan Electronic Industrial Co., Ltd. (b)	79,983	144,967
Taiwan Cogeneration Corp.	1,311,000	1,820,931
Taiwan Cooperative Financial Holding Co., Ltd.	1,757,150	1,340,132
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	50,148
Taiwan FU Hsing Industrial Co., Ltd.	1,303,000	2,144,192
Taiwan Land Development Corp. (b)	4,163,750	957,905
Taiwan Mobile Co., Ltd.	269,000	984,764
Taiwan Paiho, Ltd.	1,211,433	4,434,856
Taiwan Sakura Corp.	1,398,726	3,333,348
Taiwan Semiconductor Manufacturing Co., Ltd.	13,692,560	292,402,807
Taiwan Surface Mounting Technology Corp.	62,000	269,251
Taiwan TEA Corp. (b)	2,687,913	2,122,354
Security Description	Shares	Value
Taiwan Union Technology Corp.	260,612	$1,089,683
Taiyen Biotech Co., Ltd.	1,364,500	1,596,508
Tanvex BioPharma, Inc. (b)	21,000	43,639
TCI Co., Ltd.	28,724	264,946
Teapo Electronic Corp.	48,300	213,222
TPK Holding Co., Ltd. (b)	8,000	13,380
Transasia Airways Corp. (b) (e)	361,784	—
Tripod Technology Corp.	1,196,923	5,799,358
TrueLight Corp. (b)	9,100	9,667
TSEC Corp. (b)	24,000	30,062
Tul Corp. (b)	48,000	246,353
Tung Thih Electronic Co., Ltd. (b)	8,000	73,504
Unimicron Technology Corp.	520,000	2,407,537
Uni-President Enterprises Corp.	2,750,993	7,227,373
United Microelectronics Corp. ADR (c)	1,831,281	17,305,605
United Renewable Energy Co., Ltd. (b)	200,295	94,172
Unity Opto Technology Co., Ltd. (b) (e)	12,759	943
Vanguard International Semiconductor Corp.	524,000	2,219,183
Ve Wong Corp.	1,116,340	1,384,282
Via Technologies, Inc. (b)	91,000	184,858
Visual Photonics Epitaxy Co., Ltd.	310,151	1,491,619
Voltronic Power Technology Corp.	41,000	1,979,183
Wafer Works Corp.	177,000	388,145
Walsin Lihwa Corp.	179,000	188,235
Walsin Technology Corp.	100,000	816,510
Wan Hai Lines, Ltd.	125,000	1,440,108
Wei Chuan Foods Corp.	1,298,000	996,939
Wei Mon Industry Co., Ltd. (b) (e)	240,450	—
Weikeng Industrial Co., Ltd.	1,445,199	1,234,481
Win Semiconductors Corp.	161,000	2,166,891
Winbond Electronics Corp.	1,324,670	1,656,878
WinWay Technology Co., Ltd.	5,025	48,334
Wistron Corp.	4,107,476	4,570,005
Wiwynn Corp.	28,733	1,028,149
XinTec, Inc. (b)	3,000	18,197
Yageo Corp.	228,858	4,558,679
Yang Ming Marine Transport Corp. (b)	950,000	6,222,521
Young Optics, Inc. (b)	43,000	138,896
Yuanta Financial Holding Co., Ltd. (b)	2,374,400	2,288,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yulon Finance Corp.	10,890	$55,696
Zeng Hsing Industrial Co., Ltd.	70,350	420,396
Zenitron Corp.	2,762,000	2,939,194
Zhen Ding Technology Holding, Ltd.	39,000	146,972
		1,013,932,849
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	337,787	6,280,597
THAILAND — 1.9%
Advanced Info Service PCL	1,552,542	8,283,453
Airports of Thailand PCL	3,670,000	7,099,532
Asset World Corp. PCL (b)	476,500	64,524
B Grimm Power PCL	235,500	308,612
Bangkok Commercial Asset Management PCL	153,686	89,191
Bangkok Dusit Medical Services PCL Class F	1,097,900	787,885
Bangkok Expressway & Metro PCL (c)	25,076,639	6,376,743
Bangkok Land PCL	14,982,500	514,220
Bank of Ayudhya PCL	536,000	522,621
Banpu PCL	4,602,960	2,240,442
Beauty Community PCL (b) (c)	1,111,200	58,940
BEC World PCL (b)	553,400	240,008
Berli Jucker PCL	81,400	88,257
BTS Group Holdings PCL	690,500	201,441
Bumrungrad Hospital PCL	139,500	559,306
Central Pattana PCL	1,104,000	1,808,424
Central Plaza Hotel PCL (b)	826,700	851,204
Central Retail Corp. PCL (c)	1,085,900	1,135,028
CH Karnchang PCL	138,248	81,094
Charoen Pokphand Foods PCL	414,300	342,557
CP ALL PCL	3,810,300	7,133,167
CPN Retail Growth Leasehold REIT	262,400	180,119
Delta Electronics Thailand PCL	281,400	5,074,858
Electricity Generating PCL (c)	723,073	3,948,137
Energy Absolute PCL (c)	1,673,300	3,184,752
Global Power Synergy PCL Class F	194,500	443,011
Gulf Energy Development PCL	2,645,720	2,827,329
Security Description	Shares	Value
Hana Microelectronics PCL	60,700	$134,942
Indorama Ventures PCL	651,100	827,842
Intouch Holdings PCL Class F	118,700	240,733
IRPC PCL	17,369,958	2,081,143
Jasmine International PCL (c)	5,750,441	520,321
JMT Network Services PCL Class F	26,600	36,103
Kasikornbank PCL	1,239,600	4,583,232
KCE Electronics PCL	43,900	105,470
Krung Thai Bank PCL	963,100	321,534
Land & Houses PCL	1,506,400	373,662
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,802,066	905,250
Minor International PCL (b)	690,528	646,360
Muangthai Capital PCL	244,500	438,651
Pruksa Holding PCL	552,900	238,066
PTT Exploration & Production PCL	1,670,572	6,098,500
PTT Global Chemical PCL	560,500	1,031,810
PTT PCL	7,985,460	9,779,386
Quality Houses PCL	5,138,883	365,574
Sansiri PCL	5,329,933	221,180
Siam Cement PCL	614,850	8,287,526
Siam Commercial Bank PCL	2,117,500	6,474,727
Siam Future Development PCL	4,524,175	1,552,759
Siam Makro PCL	51,700	60,088
Sri Trang Agro-Industry PCL (c)	397,500	502,301
Sri Trang Gloves Thailand PCL (c)	1,058,000	1,378,206
Srisawad Corp. PCL	288,700	619,286
Thai Airways International PCL (b) (c)	1,250,900	129,578
Thai Beverage PCL	8,365,800	4,200,949
Thai Oil PCL	1,723,895	2,931,428
Thaicom PCL	829,600	310,615
Tisco Financial Group PCL	1,797,618	4,963,781
TMBThanachart Bank PCL	80,644,394	2,818,150
Total Access Communication PCL	134,800	128,281
True Corp. PCL (c)	10,605,410	1,052,268
TTCL PCL (b)	140,300	19,786
U City PCL Class F (b)	1,791,350	54,216
VGI PCL	227,600	42,963
		118,921,522
TURKEY — 0.5%
Akbank T.A.S.	2,643,968	1,606,924

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii A/S	464,117	$1,189,208
Aselsan Elektronik Sanayi Ve Ticaret A/S	256,367	434,385
Bera Holding A/S (b)	344,667	476,484
BIM Birlesik Magazalar A/S	272,799	1,951,592
Coca-Cola Icecek A/S	9,674	86,579
Dogan Sirketler Grubu Holding A/S	3,150,998	1,030,082
EGE Endustri VE Ticaret A/S	166	23,103
Enka Insaat ve Sanayi A/S	163,449	175,537
Eregli Demir ve Celik Fabrikalari TAS	1,708,648	3,540,220
Ford Otomotiv Sanayi A/S	92,327	1,808,812
Gubre Fabrikalari TAS (b)	34,511	204,782
Haci Omer Sabanci Holding A/S	1,151,777	1,178,624
Izmir Demir Celik Sanayi A/S (b)	365,865	103,600
KOC Holding A/S	1,728,841	3,647,730
Logo Yazilim Sanayi Ve Ticaret A/S	45,304	173,237
Migros Ticaret A/S (b)	17,969	67,222
MLP Saglik Hizmetleri AS (b) (d)	75,505	192,598
Nuh Cimento Sanayi A/S	7,910	36,657
Otokar Otomotiv Ve Savunma Sanayi A/S	1,138	36,416
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (b)	33,758	80,203
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	94,289	89,107
Sok Marketler Ticaret AS (b)	16,067	21,713
Tofas Turk Otomobil Fabrikasi A/S	13,133	44,656
Turk Hava Yollari AO (b)	567,104	872,769
Turk Telekomunikasyon A/S	23,203	17,735
Turkcell Iletisim Hizmetleri A/S	992,731	1,839,766
Turkiye Garanti Bankasi A/S	2,492,156	2,380,995
Turkiye Halk Bankasi A/S (b)	221,098	128,523
Turkiye Is Bankasi A/S Class C	2,694,297	1,581,688
Turkiye Petrol Rafinerileri AS (b)	131,880	1,438,346
Turkiye Sigorta A/S	163,892	89,044
Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (b)	376,884	$151,838
Ulker Biskuvi Sanayi A/S	596,095	1,423,080
Yapi ve Kredi Bankasi A/S	2,674,534	664,978
		28,788,233
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	2,370,809	4,434,193
Abu Dhabi Islamic Bank PJSC	65,580	97,839
Abu Dhabi National Oil Co. for Distribution PJSC	1,676,388	1,976,168
Agthia Group PJSC	78,176	125,570
Air Arabia PJSC (b)	4,493,643	1,627,090
Ajman Bank PJSC (b)	1,755,437	371,814
Al Waha Capital PJSC	842,011	314,051
Aldar Properties PJSC	3,769,867	3,920,584
Arabtec Holding PJSC (b) (e)	504,845	—
Bank of Sharjah (b)	1,189,786	181,392
DAMAC Properties Dubai Co. PJSC (b)	3,124,337	1,088,752
Depa, Ltd. (b)	1,433,551	85,471
Deyaar Development PJSC (b)	2,845,346	231,615
Dubai Financial Market PJSC (b)	1,809,166	571,344
Dubai Investments PJSC	1,534,781	710,324
Dubai Islamic Bank PJSC	205,284	269,379
Emaar Malls PJSC (b)	913,921	507,575
Emaar Properties PJSC	3,255,276	3,686,740
Emirates NBD Bank PJSC	539,093	1,944,648
Emirates Telecommunications Group Co. PJSC	771,373	4,620,069
Eshraq Investments PJSC (b)	4,331,640	424,538
First Abu Dhabi Bank PJSC	2,926,213	13,304,046
Gulf General Investment Co. (b) (e)	638,957	15,525
Gulf Pharmaceutical Industries PSC (b)	81,764	36,284
Invest bank PSC (b)	76,929	9,425
National Central Cooling Co. PJSC	2,101,136	1,613,112
Network International Holdings PLC (b) (d)	180,376	911,253
Orascom Construction PLC (f)	5,586	27,930
Orascom Construction PLC (f)	26,798	125,052

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
RAK Properties PJSC (b)	3,454,381	$597,180
Ras Al Khaimah Ceramics	219,983	132,955
SHUAA Capital PSC	4,669,504	770,379
Union Properties PJSC (b)	1,075,136	77,566
		44,809,863
UNITED STATES — 0.2%
Ideanomics, Inc. (b) (c)	254,433	722,590
IntelliEPI, Inc.	256,000	489,719
JBS SA	529,611	3,071,371
JS Global Lifestyle Co., Ltd. (d)	634,500	1,785,229
Legend Biotech Corp. ADR (b)	65,331	2,681,837
Newater Technology, Inc. (b)	30,241	102,215
Parade Technologies, Ltd.	30,000	1,491,252
Titan Cement International SA	33,264	645,366
		10,989,579
TOTAL COMMON STOCKS (Cost $5,030,912,893)		6,371,658,438

PREFERRED STOCKS — 0.1%
PHILIPPINES — 0.1%
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (b) (Cost: $534,370)	683,572	742,176
SOUTH AFRICA — 0.0% (a)
Zambezi Platinum RF, Ltd. , Preference Shares 10.50% (b) (Cost: $526,881)	104,110	710,897
TOTAL PREFERRED STOCKS (Cost $1,061,251)		1,453,073
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 07/26/21) (b)	7,836	13,383
Ultrapar Participacoes SA (expiring 7/26/21) (b)	753,219	6,004
		19,387
Security Description	Shares	Value
KUWAIT — 0.0% (a)
Jazeera Airways Co. KSCP (expiring 07/05/21) (b)	3,717	$1,678
TOTAL RIGHTS (Cost $0)		21,065
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd (expiring 06/26/26) (b)	75,600	—
Frontken Corp. Bhd (expiring 05/03/26) (b)	348,950	23,535
GDEX Bhd, (expiring 01/04/28) (b)	160,612	5,029
Malaysian Resources Corp. Bhd (expiring 10/29/27) (b)	179,301	3,887
SKP Resources Bhd (expiring 04/25/26) (b)	108,980	4,463
VS Industry Bhd (expiring 06/14/24) (b)	975,140	62,246
		99,160
SINGAPORE — 0.0% (a)
Guan Chong Bhd (expiring 11/4/22) (b)	227,666	58,678
THAILAND — 0.0% (a)
Minor International PCL (expiring 2/15/24) (b)	21,579	3,097
Minor International PCL (expiring 5/5/23) (b)	23,811	3,863
Srisawad Corp. PCL (expiring 8/29/25) (b)	9,740	4,437
		11,397
TOTAL WARRANTS (Cost $0)		169,235
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	8,676,314	8,676,314
State Street Navigator Securities Lending Portfolio II (i) (j)	121,272,430	121,272,430
TOTAL SHORT-TERM INVESTMENTS (Cost $129,948,744)		129,948,744
TOTAL INVESTMENTS — 101.6% (Cost $5,161,990,560)		6,503,317,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(100,444,443)
NET ASSETS — 100.0%		$6,402,873,119
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.6% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $2,066,636, representing 0.0% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$67,007	$—	$67,007
Common Stocks	6,258,472,648	111,119,154	2,066,636	6,371,658,438
Preferred Stocks	1,453,073	—	—	1,453,073
Rights	21,065	—	—	21,065
Warrants	169,235	—	—	169,235
Short-Term Investments	129,948,744	—	—	129,948,744
TOTAL INVESTMENTS	$6,390,064,765	$111,186,161	$2,066,636	$6,503,317,562
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	18.7%
Consumer Discretionary	17.5
Information Technology	15.7
Communication Services	10.3
Materials	9.0
Industrials	6.6
Consumer Staples	6.2
Health Care	5.5
Energy	5.3
Real Estate	2.6
Utilities	2.2
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,389,634	$5,389,634	$284,781,781	$281,495,101	$—	$—	8,676,314	$8,676,314	$3,723
State Street Navigator Securities Lending Portfolio II	54,591,785	54,591,785	781,945,101	715,264,456	—	—	121,272,430	121,272,430	597,953
Total		$59,981,419	$1,066,726,882	$996,759,557	$—	$—		$129,948,744	$601,676
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
CHILE — 0.6%
Aguas Andinas SA Class A	5,348,580	$1,109,222
Enel Chile SA	14,847,371	861,548
		1,970,770
CHINA — 20.5%
Agricultural Bank of China, Ltd. Class H	2,607,000	906,391
Bank of China, Ltd. Class H	3,234,000	1,161,864
Bank of Communications Co., Ltd. Class H	2,072,000	1,392,744
China Construction Bank Corp. Class H	1,081,000	850,507
China Overseas Land & Investment, Ltd.	3,414,000	7,754,845
China Power International Development, Ltd.	3,208,000	702,254
China Resources Land, Ltd.	1,858,000	7,524,495
China Vanke Co., Ltd. Class H	2,148,300	6,722,212
Chongqing Rural Commercial Bank Co., Ltd. Class H	390,000	154,175
CITIC Securities Co., Ltd. Class H (a)	157,000	393,822
CITIC Telecom International Holdings, Ltd.	997,000	329,943
CITIC, Ltd.	5,915,000	6,375,162
Far East Horizon, Ltd. (b)	605,000	632,590
Guangdong Investment, Ltd.	3,622,000	5,205,035
Hengan International Group Co., Ltd. (b)	1,185,000	7,934,740
Industrial & Commercial Bank of China, Ltd. Class H	381,000	223,718
Jiangsu Expressway Co., Ltd. Class H	970,000	1,097,922
Lenovo Group, Ltd.	6,600,000	7,589,382
People's Insurance Co. Group of China, Ltd. Class H	2,890,000	963,848
PICC Property & Casualty Co., Ltd. Class H	1,482,000	1,297,681
Shenzhen Expressway Co., Ltd. Class H (b)	1,488,000	1,437,061
Yuexiu Property Co., Ltd.	1,042,800	1,098,412
Yuexiu Transport Infrastructure, Ltd. (b)	782,000	453,138
		62,201,941
COLOMBIA — 0.1%
Bancolombia SA	62,739	443,575
CZECH REPUBLIC — 0.6%
CEZ A/S	58,164	1,725,297
HONG KONG — 3.1%
Xinyi Glass Holdings, Ltd.	2,292,000	9,341,128
INDIA — 6.3%
Chambal Fertilizers and Chemicals, Ltd.	294,871	1,216,298
ITC, Ltd.	2,911,588	7,939,983
Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	3,228,080	$10,092,907
		19,249,188
MALAYSIA — 3.0%
CIMB Group Holdings Bhd	3,837,831	4,261,689
Malayan Banking Bhd	1,898,391	3,708,527
Maxis Bhd	449,200	475,006
Petronas Gas Bhd	201,300	751,572
		9,196,794
MEXICO — 7.6%
Bolsa Mexicana de Valores SAB de CV	330,865	729,680
Coca-Cola Femsa SAB de CV	217,965	1,154,605
Fomento Economico Mexicano SAB de CV	117,175	9,902,459
Kimberly-Clark de Mexico SAB de CV Class A	1,179,019	2,094,468
Prologis Property Mexico SA de CV REIT	146,744	327,162
Wal-Mart de Mexico SAB de CV	2,742,567	8,963,052
		23,171,426
PHILIPPINES — 0.3%
Globe Telecom, Inc.	25,945	977,953
QATAR — 0.9%
Masraf Al Rayan QSC	1,699,505	2,081,322
Qatar Electricity & Water Co. QSC	112,406	514,332
		2,595,654
RUSSIA — 4.8%
Federal Grid Co. Unified Energy System PJSC (a)	531,049,901	1,604,833
Inter Rao Use PJSC	69,803,111	4,490,853
Severstal PAO	364,532	7,826,183
Unipro PJSC	19,124,826	721,503
		14,643,372
SAUDI ARABIA — 5.2%
Al Rajhi Bank	132,788	3,930,105
Arab National Bank	148,511	898,891
Saudi Airlines Catering Co. (a)	78,030	1,637,415
Saudi Electricity Co.	1,446,075	9,307,874
		15,774,285
SOUTH AFRICA — 9.0%
AVI, Ltd.	326,586	1,625,068
Equites Property Fund, Ltd. REIT	329,768	436,034
FirstRand, Ltd.	1,150,669	4,318,610
Sanlam, Ltd.	1,635,547	7,029,573
SPAR Group, Ltd. (b)	255,085	3,231,538
Standard Bank Group, Ltd.	627,822	5,610,881
Vodacom Group, Ltd. (b)	562,706	5,074,649
		27,326,353

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
TAIWAN — 26.4%
Charoen Pokphand Enterprise	232,000	$671,124
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,361,000	9,774,385
CTBC Financial Holding Co., Ltd.	4,742,000	3,863,379
Formosa Plastics Corp.	2,228,000	8,236,303
Formosa Taffeta Co., Ltd.	1,123,000	1,313,945
Fubon Financial Holding Co., Ltd.	1,630,000	4,323,266
Getac Technology Corp.	377,000	744,190
Huaku Development Co., Ltd.	162,000	494,213
King's Town Bank Co., Ltd.	510,000	729,421
Lien Hwa Industrial Holdings Corp.	600,148	1,076,982
Lite-On Technology Corp.	1,575,000	3,255,989
Mega Financial Holding Co., Ltd.	3,611,000	4,257,384
Pegatron Corp.	2,622,000	6,474,423
Quanta Computer, Inc.	2,565,000	8,055,182
Radiant Opto-Electronics Corp.	858,000	3,741,480
Shanghai Commercial & Savings Bank, Ltd.	1,031,000	1,674,392
SinoPac Financial Holdings Co., Ltd. (a)	4,342,000	2,142,755
Taishin Financial Holding Co., Ltd.	2,958,800	1,619,442
Taiwan Cogeneration Corp.	404,000	561,141
Taiwan Cooperative Financial Holding Co., Ltd.	2,398,370	1,829,174
Taiwan Fertilizer Co., Ltd.	729,000	1,541,071
Taiwan Hon Chuan Enterprise Co., Ltd.	235,000	648,596
Topco Scientific Co., Ltd.	199,000	892,777
Vanguard International Semiconductor Corp.	1,672,000	7,081,059
Wistron Corp.	4,069,000	4,527,196
WT Microelectronics Co., Ltd.	291,000	560,851
		80,090,120
THAILAND — 6.4%
Advanced Info Service PCL NVDR	1,465,900	7,821,183
Pruksa Holding PCL NVDR	37,000	15,931
Security Description	Shares	Value
Ratch Group PCL NVDR (b)	1,351,900	$1,929,779
Ratch Group PCL	476,600	680,326
Siam Commercial Bank PCL NVDR	1,890,900	5,781,847
Thanachart Capital PCL NVDR	2,074,000	2,232,543
Thanachart Capital PCL	234,400	252,318
TTW PCL NVDR	1,742,900	636,254
		19,350,181
TURKEY — 0.4%
Enka Insaat ve Sanayi A/S	1,233,806	1,325,054
UNITED ARAB EMIRATES — 3.7%
Abu Dhabi Islamic Bank PJSC	1,281,363	1,911,675
Emirates Telecommunications Group Co. PJSC	358,361	2,146,371
First Abu Dhabi Bank PJSC	1,547,534	7,035,873
		11,093,919
TOTAL COMMON STOCKS (Cost $269,425,875)		300,477,010

SHORT-TERM INVESTMENT — 0.9%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $2,763,906)	2,763,906	2,763,906
TOTAL INVESTMENTS — 99.8% (Cost $272,189,781)		303,240,916
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		595,929
NET ASSETS — 100.0%		$303,836,845
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	36	09/17/2021	$2,469,500	$2,456,640	$(12,860)
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$299,544,366	$932,644	$—	$300,477,010
Short-Term Investment	2,763,906	—	—	2,763,906
TOTAL INVESTMENTS	$302,308,272	$932,644	$—	$303,240,916
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(12,860)	—	—	(12,860)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(12,860)	$—	$—	$(12,860)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	25.9%
Consumer Staples	14.7
Information Technology	14.1
Utilities	13.5
Industrials	9.8
Real Estate	8.0
Materials	6.4
Communication Services	5.5
Consumer Discretionary	1.0
Short-Term Investment	0.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	947,519	$947,709	$13,433,389	$14,381,091	$(58)	$51	—	$—	$291
State Street Navigator Securities Lending Portfolio II	430,383	430,383	33,257,290	30,923,767	—	—	2,763,906	2,763,906	8,809
Total		$1,378,092	$46,690,679	$45,304,858	$(58)	$51		$2,763,906	$9,100
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.8%
Abacus Property Group REIT	170,335	$402,819
Afterpay, Ltd. (a)	100,185	8,888,027
AGL Energy, Ltd.	321,366	1,978,378
ALS, Ltd.	229,179	2,243,613
Altium, Ltd.	54,783	1,508,999
Alumina, Ltd.	3,244,244	4,006,590
AMP, Ltd.	1,779,150	1,502,659
Ampol, Ltd.	128,868	2,729,252
Ansell, Ltd.	280,346	9,157,541
APA Group Stapled Security	884,619	5,910,738
Ardent Leisure Group, Ltd. (a)(b)	3,133,185	2,305,194
Aristocrat Leisure, Ltd.	470,633	15,224,895
ASX, Ltd.	97,819	5,706,838
Atlas Arteria, Ltd. Stapled Security	299,011	1,429,954
Aurizon Holdings, Ltd.	1,051,966	2,937,921
AusNet Services, Ltd.	875,639	1,150,426
Australia & New Zealand Banking Group, Ltd.	1,318,267	27,859,751
Bendigo & Adelaide Bank, Ltd. (b)	283,150	2,229,911
Betmakers Technology Group, Ltd. (a)	8,223,383	6,605,866
BHP Group PLC	900,186	26,487,873
BHP Group, Ltd.	1,264,359	46,103,506
Bigtincan Holdings, Ltd. (a)(b)	380,282	324,039
BlueScope Steel, Ltd.	404,528	6,669,240
Boral, Ltd. (a)	340,561	1,879,220
Brambles, Ltd.	1,279,727	10,991,040
BWP Trust REIT	1,951,442	6,241,094
carsales.com, Ltd.	198,240	2,940,855
Chalice Mining, Ltd. (a)	539,515	3,005,404
Challenger, Ltd.	317,795	1,290,743
Charter Hall Group REIT	210,030	2,447,195
CIMIC Group, Ltd.	56,944	845,609
Cleanaway Waste Management, Ltd.	939,632	1,862,332
Cochlear, Ltd.	26,264	4,962,354
Coles Group, Ltd.	564,969	7,248,733
Commonwealth Bank of Australia	806,578	60,475,138
Computershare, Ltd. (c)	257,745	3,270,186
Crown Resorts, Ltd. (a)	167,383	1,496,644
CSL, Ltd.	225,495	48,279,933
CSR, Ltd.	1,128,151	4,878,487
De Grey Mining, Ltd. (a)	558,830	518,134
Deterra Royalties, Ltd.	258,599	873,645
Dexus REIT	524,235	4,199,387
Domain Holdings Australia, Ltd. (a)	77,184	299,001
Domino's Pizza Enterprises, Ltd.	29,158	2,638,009
Dubber Corp., Ltd. (a)	974,523	2,260,716
Security Description	Shares	Value
Endeavour Group, Ltd. (a)	509,811	$2,407,439
Evolution Mining, Ltd.	696,252	2,352,201
Flight Centre Travel Group, Ltd. (a)(b)	25,168	280,589
Fortescue Metals Group, Ltd.	819,021	14,351,303
Galaxy Resources, Ltd. (a)	225,948	622,544
Glencore PLC	5,627,574	24,057,302
Goodman Group REIT	756,585	12,024,694
GPT Group REIT	842,638	3,099,792
GWA Group, Ltd. (b)	1,083,828	2,253,905
Harvey Norman Holdings, Ltd. (b)	279,716	1,150,783
Iluka Resources, Ltd.	258,599	1,776,411
Incitec Pivot, Ltd.	809,016	1,445,538
Ingenia Communities Group REIT	736,646	3,395,648
Insurance Australia Group, Ltd.	1,985,541	7,691,730
JB Hi-Fi, Ltd.	52,337	1,987,390
Kogan.com, Ltd. (b)	70,389	611,940
LendLease Corp., Ltd. Stapled Security	269,718	2,320,545
Liontown Resources, Ltd. (a)(b)	1,138,513	726,528
Livetiles, Ltd. (a)(b)	3,851,812	419,304
Mach7 Technologies, Ltd. (a)(b)	293,885	234,975
Macquarie Group, Ltd.	190,313	22,350,330
Magellan Financial Group, Ltd.	64,856	2,622,479
Medibank Pvt, Ltd.	1,315,726	3,121,390
Megaport, Ltd. (a)(b)	101,903	1,409,963
Mesoblast, Ltd. (a)(b)	341,176	507,153
Mineral Resources, Ltd.	71,738	2,893,754
Mirvac Group REIT	1,811,172	3,970,434
National Australia Bank, Ltd.	1,335,864	26,296,042
Newcrest Mining, Ltd.	416,135	7,897,811
NEXTDC, Ltd. (a)	200,661	1,786,665
nib holdings, Ltd.	209,152	1,022,206
Nine Entertainment Co. Holdings, Ltd.	229,405	501,177
Northern Star Resources, Ltd.	533,852	3,919,721
Oil Search, Ltd.	623,211	1,782,607
Orica, Ltd.	145,792	1,453,541
Origin Energy, Ltd.	1,075,655	3,642,042
Orora, Ltd.	720,827	1,802,066
OZ Minerals, Ltd.	230,633	3,892,362
Perpetual, Ltd.	144,559	4,346,534
Pilbara Minerals, Ltd. (a)	794,573	864,962
PointsBet Holdings, Ltd. (a)	347,691	3,335,952
PolyNovo, Ltd. (a)(b)	692,846	1,466,835
Qantas Airways, Ltd. (a)	483,773	1,692,478
QBE Insurance Group, Ltd.	648,142	5,250,336
Qube Holdings, Ltd.	882,386	2,099,971
Ramsay Health Care, Ltd.	61,684	2,915,169
REA Group, Ltd. (b)	24,734	3,138,727

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Redbubble, Ltd. (a)(b)	246,774	$668,809
Rio Tinto PLC	484,970	39,856,033
Rio Tinto, Ltd.	185,989	17,682,905
Santos, Ltd.	1,198,966	6,381,879
Scentre Group REIT	2,497,581	5,137,663
SEEK, Ltd.	169,133	4,208,006
Silver Mines, Ltd. (a)(b)	3,556,088	667,433
Sonic Healthcare, Ltd.	292,478	8,431,792
South32, Ltd. (c)	841,492	1,850,667
South32, Ltd. (c)	1,511,394	3,324,610
Spark Infrastructure Group Stapled Security	836,792	1,413,499
Splitit, Ltd. (a)	534,039	208,484
Stockland REIT	1,189,498	4,161,454
Suncorp Group, Ltd.	596,906	4,978,694
Sydney Airport Stapled Security (a)	632,991	2,751,513
Tabcorp Holdings, Ltd.	1,605,943	6,245,329
Telix Pharmaceuticals, Ltd. (a)	110,354	504,546
Telstra Corp., Ltd.	2,072,038	5,848,992
Temple & Webster Group, Ltd. (a)(b)	131,635	1,066,322
TPG TELECOM, Ltd. (b)	112,139	527,019
Transurban Group Stapled Security	1,202,692	12,848,569
Treasury Wine Estates, Ltd.	598,279	5,246,166
TUAS, Ltd. (a)(b)	56,033	27,133
Vicinity Centres REIT	1,560,703	1,810,274
Wesfarmers, Ltd.	564,983	25,067,921
West African Resources, Ltd. (a)(b)	534,649	399,381
Westpac Banking Corp.	1,604,264	31,085,603
Whispir, Ltd. (a)(b)	373,324	731,513
WiseTech Global, Ltd.	66,278	1,588,780
Woodside Petroleum, Ltd.	523,528	8,729,390
Woolworths Group, Ltd.	509,811	14,593,903
Worley, Ltd.	438,721	3,939,264
Zip Co., Ltd. (a)(b)	72,900	414,304
		777,859,007
AUSTRIA — 0.3%
ams AG (a)	29,253	587,370
ANDRITZ AG	16,969	953,454
Erste Group Bank AG	168,676	6,189,020
IMMOFINANZ AG (a)	43,705	982,174
Lenzing AG (a)	6,036	738,715
Mayr Melnhof Karton AG	3,929	836,829
Oesterreichische Post AG (b)	14,410	766,434
OMV AG	167,259	9,514,972
Raiffeisen Bank International AG	63,213	1,431,819
S IMMO AG	19,048	456,299
S&T AG (b)	21,913	501,542
Telekom Austria AG	63,399	541,331
UNIQA Insurance Group AG	51,962	452,304
Security Description	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,304	$447,603
Voestalpine AG	148,889	6,063,330
		30,463,196
BELGIUM — 0.8%
Ackermans & van Haaren NV	10,770	1,818,754
Aedifica SA REIT	56,147	7,410,884
Ageas SA/NV	156,264	8,672,675
Anheuser-Busch InBev SA/NV	351,663	25,360,042
Barco NV	34,561	945,955
Befimmo SA REIT	11,778	467,913
Bekaert SA	46,352	2,065,730
Celyad Oncology SA (a)(b)	12,197	63,933
Etablissements Franz Colruyt NV	29,393	1,643,864
Euronav NV	86,053	800,074
Fagron	29,309	654,485
Galapagos NV (a)	20,126	1,395,768
Gimv NV	9,216	590,180
Groupe Bruxelles Lambert SA	52,850	5,912,745
KBC Ancora	17,074	728,525
KBC Group NV	161,245	12,295,481
Materialise NV ADR (a)(b)	4,557	109,778
Melexis NV	8,468	879,195
Proximus SADP	67,857	1,310,883
Shurgard Self Storage SA	11,305	545,649
Solvay SA	35,452	4,506,961
Telenet Group Holding NV	21,703	816,911
Tessenderlo Group SA (a)	11,972	505,435
UCB SA	92,290	9,648,827
Umicore SA	94,003	5,741,128
VGP NV	3,449	680,604
		95,572,379
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	193,604	8,542,778
Yara International ASA	119,276	6,281,770
		14,824,548
CANADA — 8.9%
AGF Management, Ltd. Class B	316,642	2,030,308
Agnico Eagle Mines, Ltd.	112,123	6,787,321
Aimia, Inc. (a)	113,837	448,619
Air Canada (a)(b)	125,585	2,586,140
Alamos Gold, Inc. Class A (b)	184,236	1,408,960
Algonquin Power & Utilities Corp. (b)	130,153	1,941,311
Alimentation Couche-Tard, Inc. Class B	400,821	14,743,920
AltaGas, Ltd. (b)	69,379	1,457,839
ARC Resources, Ltd. (b)	269,559	2,296,574
Atco, Ltd. Class I	35,452	1,258,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Athabasca Oil Corp. (a)(b)	162,029	$128,231
Aurora Cannabis, Inc. (a)(b)	39,744	360,434
B2Gold Corp.	528,404	2,218,930
Badger Infrastructure Solutions, Ltd. (b)	30,899	938,723
Ballard Power Systems, Inc. (a)(b)	76,431	1,387,522
Bank of Montreal	295,756	30,347,054
Bank of Nova Scotia	569,581	37,082,791
Barrick Gold Corp.	944,672	19,560,195
BCE, Inc.	130,272	6,431,016
BlackBerry, Ltd. (a)(b)	307,399	3,760,878
Bombardier, Inc. Class B (a)(b)	1,142,128	1,079,132
Boralex, Inc. Class A (b)	34,742	1,059,122
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)	5,133	271,510
Brookfield Asset Management, Inc. Class A	744,345	38,013,711
Burcon NutraScience Corp. (a)(b)	173,453	484,654
CAE, Inc. (a)	136,852	4,219,502
Cameco Corp.	317,596	6,093,904
Canada Goose Holdings, Inc. (a)(b)	27,788	1,215,447
Canadian Apartment Properties REIT	35,530	1,667,612
Canadian Imperial Bank of Commerce (b)	211,000	24,044,424
Canadian National Railway Co.	336,094	35,498,453
Canadian Natural Resources, Ltd.	620,888	22,563,159
Canadian Pacific Railway, Ltd.	323,040	24,866,489
Canadian Solar, Inc. (a)(b)	21,586	967,916
Canadian Tire Corp., Ltd. Class A (b)	40,066	6,346,884
Canadian Utilities, Ltd. Class A	55,530	1,542,625
Canadian Western Bank	210,785	5,923,700
Canopy Growth Corp. (a)(b)	81,703	1,978,080
Cargojet, Inc. (b)	6,264	930,925
CCL Industries, Inc. Class B	57,126	3,149,473
Cenovus Energy, Inc.	588,676	5,638,131
CES Energy Solutions Corp. (a)(b)	148,889	232,057
CGI, Inc. (a)	105,622	9,586,414
Choice Properties Real Estate Investment Trust	71,043	819,837
CI Financial Corp.	114,753	2,108,238
Cineplex, Inc. (a)(b)	29,393	353,675
Colliers International Group, Inc. (b)	13,594	1,523,959
Constellation Software, Inc.	9,287	14,080,196
Crescent Point Energy Corp. (b)	338,102	1,531,739
Security Description	Shares	Value
CT Real Estate Investment Trust	138,290	$1,829,274
Descartes Systems Group, Inc. (a)	38,432	2,660,725
Docebo, Inc. (a)(b)	32,190	1,907,016
Dollarama, Inc.	162,234	7,433,705
Dorel Industries, Inc. Class B (a)	23,215	292,836
Dye & Durham, Ltd. (b)	15,390	591,961
ECN Capital Corp.	13,964	104,874
Element Fleet Management Corp. (b)	182,983	2,136,747
Emera, Inc.	69,414	3,152,583
Empire Co., Ltd. Class A	76,480	2,414,898
Enbridge, Inc.	920,229	36,881,988
Enerplus Corp.	74,095	533,139
Enghouse Systems, Ltd. (b)	18,592	828,630
Exchange Income Corp.	67,827	2,183,303
Fairfax Financial Holdings, Ltd.	18,436	8,093,200
Finning International, Inc.	66,298	1,737,358
Firm Capital Mortgage Investment Corp.	276,699	3,291,429
First Capital Real Estate Investment Trust	63,694	905,285
First Majestic Silver Corp. (b)	130,447	2,062,628
FirstService Corp. (b)	15,110	2,594,312
Fortis, Inc.	198,266	8,785,315
Franco-Nevada Corp.	82,085	11,924,631
George Weston, Ltd.	33,953	3,239,560
Gildan Activewear, Inc.	110,201	4,070,576
GoldMining, Inc. (a)(b)	104,008	151,187
Goodfood Market Corp. (a)(b)	234,863	1,454,736
Granite Real Estate Investment Trust	12,428	827,797
Great Canadian Gaming Corp. (a)	27,534	989,694
Great-West Lifeco, Inc.	144,242	4,288,937
H&R Real Estate Investment Trust	63,694	822,986
Home Capital Group, Inc. (a)	26,594	798,915
Hydro One, Ltd. (d)	79,265	1,917,774
iA Financial Corp., Inc.	44,631	2,432,485
IAMGOLD Corp. (a)(b)	401,447	1,183,301
IGM Financial, Inc. (b)	37,874	1,338,421
Imperial Oil, Ltd. (b)	117,764	3,592,929
Innergex Renewable Energy, Inc. (b)	240,278	4,181,532
Intact Financial Corp.	66,833	9,089,353
Inter Pipeline, Ltd.	159,778	2,599,957
International Petroleum Corp. (a)(b)	35,471	163,001
Keyera Corp. (b)	81,729	2,198,492
Kinross Gold Corp.	521,724	3,311,597
Kirkland Lake Gold, Ltd.	125,642	4,846,902
LifeWorks, Inc. (b)	31,986	863,258
Lightspeed POS, Inc. (a)	35,819	3,001,067

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Linamar Corp.	23,215	$1,457,616
Lithium Americas Corp. (a)(b)	33,182	493,590
Loblaw Cos., Ltd.	90,191	5,556,546
Magna International, Inc.	186,783	17,311,705
Manulife Financial Corp.	988,345	19,474,778
Maple Leaf Foods, Inc.	35,445	736,493
Methanex Corp. (b)	40,074	1,329,759
Metro, Inc.	116,511	5,591,738
MTY Food Group, Inc. (a)(b)	78,751	3,470,437
National Bank of Canada	178,010	13,336,015
New Gold, Inc. (a)	284,259	511,909
Northern Dynasty Minerals, Ltd. (a)(b)	571,356	276,842
Northland Power, Inc. (b)	71,681	2,448,025
Nutrien, Ltd. (b)	368,470	22,349,820
Nuvei Corp. (a)(b)(d)	25,100	2,056,566
Onex Corp.	38,587	2,804,826
Open Text Corp.	103,940	5,283,875
Osisko Gold Royalties, Ltd.	67,575	927,158
Pan American Silver Corp. (c)	84,040	2,402,500
Parex Resources, Inc. (a)(b)	173,193	2,895,175
Pembina Pipeline Corp. (b)	187,161	5,953,543
Peyto Exploration & Development Corp. (b)	63,209	426,226
Pizza Pizza Royalty Corp.	128,749	1,126,021
Power Corp. of Canada (b)	301,563	9,541,499
PrairieSky Royalty, Ltd. (b)	97,790	1,185,357
Precision Drilling Corp. (a)(b)	7,394	308,466
Premium Brands Holdings Corp. (b)	13,754	1,398,725
Pretium Resources, Inc. (a)(b)	86,634	829,750
Quebecor, Inc. Class B	78,519	2,096,292
Real Matters, Inc. (a)(b)	50,414	727,935
Restaurant Brands International, Inc.	108,644	7,007,507
RioCan Real Estate Investment Trust	74,070	1,320,735
Ritchie Bros Auctioneers, Inc.	50,873	3,019,185
Rogers Communications, Inc. Class B	268,195	14,272,834
Royal Bank of Canada	673,552	68,312,522
Russel Metals, Inc.	27,819	760,906
Sandstorm Gold, Ltd. (a)(b)	82,029	648,521
Saputo, Inc.	124,415	3,714,465
Secure Energy Services, Inc. (b)	81,648	277,589
Shaw Communications, Inc. Class B	399,779	11,593,365
Sherritt International Corp. (a)(b)	265,648	109,408
Shopify, Inc. Class A (a)	49,574	72,576,288
SmartCentres Real Estate Investment Trust	32,059	760,375
SNC-Lavalin Group, Inc. (b)	94,657	2,465,225
SSR Mining, Inc.	44,506	695,822
Stantec, Inc.	36,976	1,651,573
Security Description	Shares	Value
Stella-Jones, Inc.	28,195	$1,016,186
Sun Life Financial, Inc.	367,454	18,967,665
Suncor Energy, Inc.	904,385	21,683,914
TC Energy Corp. (b)	431,288	21,364,133
Teck Resources, Ltd. Class B	279,565	6,445,595
TELUS Corp.	481,030	10,799,188
Thomson Reuters Corp.	119,312	11,863,754
Tilray, Inc. (a)	186,204	3,365,296
Tilray, Inc. Class 2 (a)(b)	42,614	770,461
TMX Group, Ltd.	23,172	2,450,248
Torex Gold Resources, Inc. (a)(b)	40,023	461,543
Toromont Industries, Ltd.	36,976	3,224,912
Toronto-Dominion Bank	919,238	64,486,962
Tourmaline Oil Corp.	60,184	1,721,973
TransAlta Corp. (b)	131,707	1,313,560
Transat AT, Inc. (a)(b)	159,436	793,124
Trillium Therapeutics, Inc. (a)(b)	38,350	371,948
Vermilion Energy, Inc. (a)(b)	52,554	460,903
Well Health Technologies Corp. (a)	21,034	149,139
West Fraser Timber Co., Ltd.	19,976	1,435,568
Whitecap Resources, Inc. (b)	171,687	854,068
WSP Global, Inc. (b)	29,219	3,414,350
Xenon Pharmaceuticals, Inc. (a)(b)	59,823	1,113,904
Yamana Gold, Inc.	555,855	2,343,183
Zymeworks, Inc. (a)(b)	17,026	590,632
		1,019,634,300
CHILE — 0.1%
Antofagasta PLC	163,628	3,244,861
Lundin Mining Corp.	351,045	3,169,412
		6,414,273
CHINA — 0.6%
Alibaba Health Information Technology, Ltd. (a)	2,332,000	5,170,978
BOC Hong Kong Holdings, Ltd.	11,000	37,324
Budweiser Brewing Co. APAC, Ltd. (d)	611,700	1,929,814
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)	940,000	3,498,136
China Shandong Hi-Speed Financial Group, Ltd. (a)(b)	11,616,000	665,622
China Tobacco International HK Co., Ltd. (b)	288,000	626,744
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	2,212,000	1,515,332
Chow Tai Fook Jewellery Group, Ltd. (b)	550,000	1,256,398
Differ Group Holding Co., Ltd. (b)	3,288,000	681,661
ENN Energy Holdings, Ltd.	138,700	2,639,745

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Fosun International, Ltd.	798,500	$1,149,550
Futu Holdings, Ltd. ADR (a)	32,643	5,846,035
Gemdale Properties & Investment Corp., Ltd.	3,176,000	404,880
HC Group, Inc. (a)	688,500	87,771
HengTen Networks Group, Ltd. (a)(b)	2,048,400	1,638,013
Kerry Logistics Network, Ltd.	481,000	1,458,636
Nexteer Automotive Group, Ltd.	320,000	445,025
Noble Group, Ltd. (a)(b)(e)	60,740	—
Prosus NV (a)	202,378	19,792,816
S-Enjoy Service Group Co., Ltd.	282,000	856,983
Shangri-La Asia, Ltd. (a)	514,000	503,023
Towngas China Co., Ltd.	1,313,000	970,482
VSTECS Holdings, Ltd.	882,000	712,110
Wharf Holdings, Ltd.	1,504,000	5,732,586
Wilmar International, Ltd.	1,541,000	5,158,831
Zensun Enterprises, Ltd.	9,340,000	781,756
Zhongyu Gas Holdings, Ltd. (b)	277,000	232,918
		63,793,169
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (a)	237,579	176,510
Millicom International Cellular SA SDR (a)	28,176	1,116,214
		1,292,724
DENMARK — 2.0%
Ambu A/S Class B	162,607	6,252,170
AP Moller - Maersk A/S Class A	1,537	4,269,887
AP Moller - Maersk A/S Class B	3,075	8,839,237
Ascendis Pharma A/S ADR (a)	16,705	2,197,543
Asetek A/S (a)	10,447	118,368
Bavarian Nordic A/S (a)	32,331	1,334,375
Carlsberg AS Class B	49,343	9,198,869
cBrain A/S (b)	9,875	494,494
Chr. Hansen Holding A/S	46,237	4,173,500
Coloplast A/S Class B	41,597	6,826,086
Danske Bank A/S	476,528	8,386,005
DSV Panalpina A/S	94,569	22,056,624
FLSmidth & Co. A/S	87,279	3,628,651
Genmab A/S (a)	26,142	10,697,685
GN Store Nord A/S	67,948	5,935,989
H&H International A/S Class B (a)	43,315	1,324,894
ISS A/S (a)	85,417	2,005,148
Jyske Bank A/S (a)	23,057	1,115,611
NNIT A/S (d)	4,563	89,797
Novo Nordisk A/S Class B	805,293	67,474,295
Novozymes A/S Class B	103,970	7,837,689
Orsted A/S (d)	96,175	13,497,062
Pandora A/S	58,575	7,874,704
Security Description	Shares	Value
SimCorp A/S	18,547	$2,328,376
Vestas Wind Systems A/S	643,415	25,118,688
Zealand Pharma A/S (a)	45,974	1,357,837
		224,433,584
EGYPT — 0.0% (f)
Centamin PLC	1,083,963	1,515,410
FINLAND — 1.1%
Cargotec Oyj Class B	31,151	1,610,671
Caverion Oyj	124,282	1,016,227
Citycon Oyj (b)	74,172	631,997
Elisa Oyj	72,515	4,327,298
Fortum Oyj	213,578	5,891,346
Huhtamaki Oyj	44,410	2,104,000
Kemira Oyj	46,770	736,569
Kesko Oyj Class B (b)	142,223	5,253,832
Kone Oyj Class B	182,588	14,897,348
Konecranes Oyj	32,446	1,366,729
Metsa Board Oyj	91,540	941,735
Metso Outotec Oyj	412,196	4,788,515
Neles Oyj	60,139	867,237
Neste Oyj	180,048	11,026,123
Nokia Oyj (a)(c)	1,883,239	10,084,621
Nokia Oyj (a)(c)	1,006,007	5,375,171
Nokian Renkaat Oyj	52,545	2,121,763
Nordea Bank Abp (c)	1,523,556	16,970,463
Nordea Bank Abp (c)	21,294	237,324
Orion Oyj Class B	47,811	2,055,342
Outokumpu Oyj (a)	286,524	1,716,614
QT Group Oyj (a)	14,385	1,683,741
Sampo Oyj Class A	209,510	9,630,233
Sanoma Oyj	37,164	616,138
Stora Enso Oyj Class R	267,296	4,876,837
Terveystalo Oyj (d)	60,903	823,364
Tokmanni Group Corp.	54,723	1,513,376
UPM-Kymmene Oyj	245,104	9,272,340
Uponor Oyj	59,967	1,738,048
Valmet Oyj	62,495	2,725,871
Wartsila OYJ Abp	213,587	3,169,961
YIT Oyj (b)	59,295	363,192
		130,434,026
FRANCE — 7.7%
Accor SA (a)	167,619	6,259,566
Adevinta ASA (a)	64,801	1,242,524
Aeroports de Paris (a)	15,392	2,005,134
Air Liquide SA	208,028	36,427,800
Airbus SE (a)	280,006	36,008,508
Albioma SA	148,313	6,071,532
Alstom SA (a)	183,343	9,260,198
Alten SA	13,579	1,800,354
Arkema SA	20,130	2,525,677
Atos SE	40,558	2,467,415
AXA SA	944,722	23,958,607
BioMerieux	19,937	2,317,043
BNP Paribas SA	520,656	32,644,384

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bollore SA	256,395	$1,374,347
Bouygues SA	153,510	5,678,065
Bureau Veritas SA (a)	109,626	3,468,548
Capgemini SE	74,116	14,238,862
Carrefour SA	463,549	9,117,156
Casino Guichard Perrachon SA (a)	66,304	2,103,351
CGG SA (a)	329,281	293,105
Christian Dior SE	1,468	1,182,072
Cie de Saint-Gobain	311,703	20,530,293
Cie Generale des Etablissements Michelin SCA	72,562	11,573,902
Cie Plastic Omnium SA	33,962	1,060,858
Claranova SADIR (a)	56,808	452,717
CNP Assurances	73,290	1,247,225
Covivio REIT	28,824	2,465,235
Credit Agricole SA	608,284	8,522,198
Danone SA	252,794	17,798,446
Dassault Systemes SE	47,909	11,618,731
Edenred	192,820	10,987,370
Eiffage SA	24,737	2,516,996
Electricite de France SA	199,225	2,721,727
Elior Group SA (a)(d)	56,146	419,477
Elis SA (a)	86,951	1,638,501
Engie SA	772,419	10,583,604
EssilorLuxottica SA	113,375	20,926,028
Eurazeo SE	23,637	2,060,288
Eutelsat Communications SA	40,166	469,374
Faurecia SE (c)	34,750	1,704,860
Faurecia SE (c)	8,686	424,905
Fnac Darty SA (a)	17,004	1,093,954
Focus Home Interactive SA (a)	4,166	295,440
Gaztransport Et Technigaz SA	10,523	849,836
Gecina SA REIT	20,153	3,087,810
Getlink SE	193,039	3,010,365
Hermes International	16,962	24,711,579
ICADE REIT	21,838	1,885,352
Iliad SA	7,616	1,114,526
Imerys SA	18,364	858,048
Ipsen SA	16,926	1,760,764
Kering SA	35,511	31,036,924
Klepierre SA REIT	90,066	2,320,967
Lagardere SCA (a)	147,220	3,638,420
Legrand SA	129,027	13,657,958
L'Oreal SA	106,450	47,440,660
LVMH Moet Hennessy Louis Vuitton SE	119,538	93,746,010
McPhy Energy SA (a)	2,901	73,485
Nanobiotix SA (a)	39,974	556,537
Natixis SA	221,482	1,050,623
Nexans SA	46,254	4,215,426
Novacyt SA (a)	35,777	161,608
Orange SA	988,422	11,270,417
Orpea SA (a)	21,597	2,746,876
Security Description	Shares	Value
Pernod Ricard SA	99,273	$22,038,665
Poxel SA (a)	11,267	93,798
Publicis Groupe SA	173,597	11,104,562
Renault SA (a)	113,957	4,606,304
Rexel SA	139,732	2,923,094
Rubis SCA	46,628	2,073,054
Safran SA	156,715	21,729,396
Sanofi	536,384	56,205,628
Sartorius Stedim Biotech	10,987	5,197,463
SCOR SE (a)	86,877	2,763,197
SEB SA	13,608	2,459,391
Societe BIC SA	12,396	861,445
Societe Generale SA	350,580	10,335,620
Sodexo SA (a)	47,808	4,461,939
SOITEC (a)	9,455	2,084,439
Suez SA	184,393	4,384,369
Technicolor SA (a)(b)	8,144	31,582
Teleperformance	27,682	11,237,059
Television Francaise 1	55,655	562,661
Thales SA	47,858	4,883,186
TotalEnergies SE	1,178,794	53,338,115
Ubisoft Entertainment SA (a)	74,933	5,246,477
Unibail-Rodamco-Westfield REIT (a)	344,350	1,468,398
Unibail-Rodamco-Westfield REIT (a)	45,722	3,957,645
Valeo SA	181,587	5,463,281
Vallourec SA (a)(b)	5,953	53,936
Valneva SE (a)	66,904	883,864
Veolia Environnement SA	406,104	12,266,326
Vinci SA	226,283	24,148,739
Vivendi SE	521,516	17,521,146
Wendel SE	13,844	1,861,757
Worldline SA (a)(d)	55,091	5,157,344
		882,154,448
GERMANY — 7.1%
1&1 AG	20,111	615,321
Aareal Bank AG	23,217	536,069
adidas AG	92,870	34,571,247
ADLER Group SA (d)	28,530	750,432
Affimed NV (a)	264,687	2,249,839
AIXTRON SE	52,502	1,422,690
Allianz SE	171,399	42,746,035
alstria office REIT-AG	73,116	1,351,782
Aroundtown SA	463,883	3,619,784
AURELIUS Equity Opportunities SE & Co. KGaA	24,395	749,867
Aurubis AG	13,829	1,281,810
BASF SE	425,182	33,500,615
Bayer AG	428,604	26,029,108
Bayerische Motoren Werke AG	149,999	15,886,811
Bayerische Motoren Werke AG Preference Shares	20,128	1,809,331
Bechtle AG	12,376	2,299,106

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Beiersdorf AG	39,062	$4,713,431
Bilfinger SE	58,457	1,749,743
BioNTech SE ADR (a)	1,681	376,342
Brenntag SE	73,994	6,881,318
CANCOM SE	25,158	1,521,579
Carl Zeiss Meditec AG (b)	16,960	3,277,393
CECONOMY AG (a)	77,158	376,621
Commerzbank AG (a)	435,876	3,092,129
CompuGroup Medical SE & Co. KgaA	18,732	1,467,254
Continental AG (a)	49,249	7,240,980
Covestro AG (d)	85,647	5,531,438
CTS Eventim AG & Co. KGaA (a)	21,695	1,355,872
Daimler AG	437,364	39,055,868
Deutsche Bank AG (a)	964,638	12,567,597
Deutsche Boerse AG	110,229	19,242,078
Deutsche EuroShop AG	29,383	696,906
Deutsche Lufthansa AG (a)(b)	87,132	980,601
Deutsche Pfandbriefbank AG (d)	97,842	967,466
Deutsche Post AG	537,129	36,537,264
Deutsche Telekom AG	1,298,915	27,437,321
Deutsche Wohnen SE	167,754	10,261,303
Deutz AG (a)	56,227	454,755
DMG Mori AG	33,953	1,691,125
Duerr AG	21,728	826,613
DWS Group GmbH & Co. KGaA (d)	15,645	709,111
E.ON SE	962,199	11,130,020
Encavis AG	76,241	1,441,203
Evonik Industries AG	57,185	1,917,829
Evotec SE (a)	55,507	2,516,520
Fielmann AG (a)	12,272	959,795
Fraport AG Frankfurt Airport Services Worldwide (a)	24,668	1,680,923
Freenet AG	61,671	1,456,863
Fresenius Medical Care AG & Co. KGaA	102,496	8,513,367
Fresenius SE & Co. KGaA	188,842	9,852,585
Fuchs Petrolub SE Preference Shares	32,484	1,580,205
Fuchs Petrolub SE	25,848	1,003,891
GEA Group AG	83,927	3,399,913
Gerresheimer AG	20,043	2,216,460
Grand City Properties SA (a)	53,599	1,447,967
GRENKE AG (b)	12,274	538,563
Hamborner REIT AG	240,111	2,556,750
Hannover Rueck SE	27,883	4,665,678
Hapag-Lloyd AG (d)	12,623	2,905,604
HeidelbergCement AG	67,825	5,818,574
Hella GmbH & Co. KGaA (a)	20,141	1,379,611
HelloFresh SE (a)	60,892	5,919,928
Henkel AG & Co. KGaA Preference Shares	94,224	9,949,356
Henkel AG & Co. KGaA	52,632	4,846,627
Security Description	Shares	Value
HOCHTIEF AG	7,714	$592,427
HUGO BOSS AG	30,881	1,680,208
Hypoport SE (a)	1,761	910,530
Infineon Technologies AG	538,564	21,600,271
Jenoptik AG	23,469	641,804
Jumia Technologies AG ADR (a)	31,020	940,837
Jungheinrich AG Preference Shares	21,695	1,060,513
Just Eat Takeaway (a)(b)(d)	28,097	2,597,473
K+S AG (a)	100,749	1,371,611
KION Group AG	39,666	4,227,949
Krones AG	7,641	682,781
LANXESS AG	43,267	2,966,765
LEG Immobilien SE	29,638	4,268,691
Leoni AG (a)	15,398	275,186
Marley Spoon AG ADR (a)	136,561	323,973
Merck KGaA	97,907	18,774,659
METRO AG	77,158	955,278
MorphoSys AG (a)	10,751	834,080
MTU Aero Engines AG	24,624	6,100,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	70,075	19,192,403
Nemetschek SE	24,593	1,881,716
New Work SE	1,419	445,940
Nordex SE (a)	29,117	707,172
Norma Group SE	23,181	1,187,034
Northern Data AG (a)	14,189	1,373,062
PATRIZIA AG	35,969	938,424
Pfeiffer Vacuum Technology AG	3,036	576,783
Porsche Automobil Holding SE Preference Shares	83,250	8,920,902
ProSiebenSat.1 Media SE	105,583	2,100,414
Puma SE	43,619	5,201,230
Rational AG	1,541	1,396,189
Rheinmetall AG	20,078	1,983,416
RWE AG	256,555	9,297,841
Salzgitter AG (a)	47,926	1,424,297
SAP SE	495,376	69,814,542
Sartorius AG Preference Shares	21,660	11,276,420
Schaeffler AG Preference Shares	77,679	716,690
Scout24 AG (d)	29,401	2,479,717
Siemens AG	381,446	60,443,947
Siemens Energy AG (a)	193,747	5,840,618
Siemens Healthineers AG (d)	64,760	3,968,968
Siltronic AG	9,293	1,548,391
Sixt SE (a)	5,100	687,063
Sixt SE Preference Shares	7,718	622,389
Software AG	23,241	1,045,684
Stabilus SA	10,870	883,660
Stroeer SE & Co. KGaA	18,986	1,520,923
Suedzucker AG	32,386	518,489
Symrise AG	58,577	8,162,314

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
TAG Immobilien AG	67,934	$2,155,865
Talanx AG (a)	29,845	1,220,358
TeamViewer AG (a)(d)	45,550	1,713,444
Telefonica Deutschland Holding AG	241,949	638,414
Thyssenkrupp AG (a)	246,510	2,569,637
TUI AG (a)(b)	420,850	2,148,211
Uniper SE	96,218	3,544,101
United Internet AG	58,618	2,396,881
Varta AG (b)	12,498	1,926,780
Volkswagen AG (b)	14,026	4,604,137
Volkswagen AG Preference Shares	84,588	21,186,097
Vonovia SE	263,225	17,018,891
Wacker Chemie AG	7,639	1,178,135
Zalando SE (a)(d)	82,612	9,988,003
		815,381,033
GHANA — 0.0% (f)
Tullow Oil PLC (a)(b)	856,515	703,550
HONG KONG — 2.1%
AIA Group, Ltd.	5,435,400	67,541,364
ASM Pacific Technology, Ltd.	148,700	2,014,363
Bank of East Asia, Ltd.	628,555	1,167,131
Cafe de Coral Holdings, Ltd.	140,000	287,721
Cathay Pacific Airways, Ltd. (a)(b)	1,113,000	940,178
Champion REIT	1,160,000	652,755
China Eco Farming, Ltd. (a)	14,000	69
China Youzan, Ltd. (a)(b)	6,056,000	1,154,140
Chow Sang Sang Holdings International, Ltd.	508,000	879,172
CK Asset Holdings, Ltd.	560,531	3,868,792
CK Infrastructure Holdings, Ltd.	287,500	1,714,075
CLP Holdings, Ltd.	773,000	7,644,546
Dah Sing Banking Group, Ltd.	441,725	487,465
Dah Sing Financial Holdings, Ltd.	46,885	160,291
Dairy Farm International Holdings, Ltd. (b)	264,500	1,121,480
Esprit Holdings, Ltd. (a)	2,227,228	217,966
Fortune Real Estate Investment Trust (b)	1,239,000	1,327,412
Glory Sun Financial Group, Ltd. (a)(b)	14,996,000	403,583
Haitong International Securities Group, Ltd. (b)	1,075,000	296,233
Hang Lung Group, Ltd.	1,513,000	3,857,582
Hang Lung Properties, Ltd.	1,464,000	3,555,443
Hang Seng Bank, Ltd.	116,200	2,320,753
Henderson Land Development Co., Ltd.	215,869	1,022,937
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	4,641,000	4,703,242
Security Description	Shares	Value
HKBN, Ltd.	571,000	$691,154
HKT Trust & HKT, Ltd. Stapled Security	1,496,900	2,039,339
Hong Kong & China Gas Co., Ltd.	4,222,625	6,557,538
Hong Kong Exchanges & Clearing, Ltd.	602,839	35,925,738
Hong Kong Television Network, Ltd. (a)(b)	1,003,000	1,259,263
Hongkong Land Holdings, Ltd.	1,077,800	5,130,328
Hutchmed China, Ltd. ADR (a)	28,141	1,105,097
Hysan Development Co., Ltd.	377,841	1,505,847
Jardine Matheson Holdings, Ltd.	129,705	8,290,744
Johnson Electric Holdings, Ltd.	110,500	285,291
K Wah International Holdings, Ltd.	581,000	282,052
Kerry Properties, Ltd.	493,500	1,626,815
Landing International Development, Ltd. (a)	132,000	4,249
Link REIT	1,376,125	13,334,459
Long Well International Holdings, Ltd. (a)(e)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	455,533
Man Wah Holdings, Ltd.	617,200	1,483,025
Melco International Development, Ltd.	229,000	420,500
Melco Resorts & Entertainment, Ltd. ADR (a)	69,416	1,150,223
New World Development Co., Ltd.	631,129	3,279,236
NWS Holdings, Ltd.	1,250,000	1,329,539
Pacific Basin Shipping, Ltd. (a)	12,180,000	4,909,108
Pacific Textiles Holdings, Ltd.	1,219,000	733,047
PAX Global Technology, Ltd.	1,125,000	1,293,645
PCCW, Ltd.	1,435,875	752,527
Perfect Medical Health Management, Ltd.	920,000	1,111,224
Power Assets Holdings, Ltd.	102,500	628,923
Prosperity REIT	1,300,000	497,177
Realord Group Holdings, Ltd. (a)	550,000	805,965
Shun Tak Holdings, Ltd. (a)	760,000	244,661
Sino Land Co., Ltd.	3,319,858	5,232,532
Stella International Holdings, Ltd.	500,000	772,613
Sun Hung Kai Properties, Ltd.	705,509	10,511,070
SUNeVision Holdings, Ltd.	965,000	987,883
Sunlight Real Estate Investment Trust	1,000,000	578,172
Swire Pacific, Ltd. Class A	25,500	172,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Swire Pacific, Ltd. Class B	892,500	$1,003,306
Swire Properties, Ltd.	598,200	1,783,234
Techtronic Industries Co., Ltd.	749,000	13,078,337
Value Partners Group, Ltd.	402,000	256,755
Vitasoy International Holdings, Ltd. (b)	230,000	854,446
VTech Holdings, Ltd.	144,700	1,523,236
Wharf Real Estate Investment Co., Ltd.	167,000	970,924
Yue Yuen Industrial Holdings, Ltd. (a)	650,500	1,606,597
Yuexiu Real Estate Investment Trust	421,000	216,847
Zhuguang Holdings Group Co., Ltd.	2,724,000	631,380
		244,651,154
INDONESIA — 0.0% (f)
First Pacific Co., Ltd.	2,696,000	919,977
IRELAND — 0.6%
AerCap Holdings NV (a)	38,611	1,977,269
Amarin Corp. PLC ADR (a)(b)	134,900	590,862
Bank of Ireland Group PLC (a)	429,572	2,301,094
C&C Group PLC (a)	245,328	823,547
CRH PLC	388,055	19,558,273
Dalata Hotel Group PLC (a)	237,451	1,079,910
Flutter Entertainment PLC (a)(c)	40,918	7,409,719
Flutter Entertainment PLC (a)(c)	18,140	3,294,072
Glanbia PLC (b)	58,597	951,321
Greencore Group PLC (a)	202,446	351,264
ICON PLC (a)(b)	29,227	6,041,513
Kerry Group PLC Class A	72,439	10,119,662
Kingspan Group PLC	67,830	6,406,213
Ryanair Holdings PLC ADR (a)	58,346	6,313,621
Smurfit Kappa Group PLC	91,160	4,945,882
UDG Healthcare PLC	116,262	1,716,923
		73,881,145
ISRAEL — 0.7%
Airport City, Ltd. (a)	29,336	492,099
Alony Hetz Properties & Investments, Ltd.	66,504	926,586
Amot Investments, Ltd.	83,403	547,232
Bank Hapoalim BM (a)	497,070	3,990,594
Bank Leumi Le-Israel BM (a)	630,072	4,787,658
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	1,008,251	1,098,448
Biondvax Pharmaceuticals, Ltd. ADR (a)(b)	77,140	221,392
Check Point Software Technologies, Ltd. (a)	68,278	7,929,124
Compugen, Ltd. (a)(b)	57,709	477,831
Security Description	Shares	Value
Electra, Ltd.	920	$522,044
Enlight Renewable Energy, Ltd. (a)	373,133	801,002
First International Bank Of Israel, Ltd. (a)	23,606	756,319
Fiverr International, Ltd. (a)	10,421	2,526,988
Gav-Yam Lands Corp., Ltd.	67,802	649,409
Harel Insurance Investments & Financial Services, Ltd.	52,334	518,763
ICL Group, Ltd.	208,546	1,415,054
Isracard, Ltd. (a)	24,760	101,517
Israel Discount Bank, Ltd. Class A (a)	537,844	2,561,712
Melisron, Ltd. (a)	9,444	646,313
Mivne Real Estate KD, Ltd.	269,055	780,288
Nano Dimension, Ltd. ADR (a)(b)	77,831	641,327
Nice, Ltd. (a)	29,351	7,171,787
Nova Measuring Instruments, Ltd. (a)	11,863	1,218,520
Paz Oil Co., Ltd. (a)	4,445	545,923
Phoenix Holdings, Ltd.	66,154	618,601
Plus500, Ltd.	48,496	894,381
Radware, Ltd. (a)	18,428	567,214
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	76,469	5,031,442
Redhill Biopharma, Ltd. ADR (a)(b)	16,791	115,522
Reit 1, Ltd.	717,137	3,789,811
Sapiens International Corp. NV	11,778	315,911
Shapir Engineering and Industry, Ltd.	64,295	490,327
Shikun & Binui, Ltd. (a)	101,704	657,947
Shufersal, Ltd.	923,804	7,354,143
Strauss Group, Ltd.	167,577	4,692,773
Teva Pharmaceutical Industries, Ltd. ADR (a)	509,753	5,046,555
Wix.com, Ltd. (a)	19,924	5,783,539
		76,686,096
ITALY — 1.7%
A2A SpA	694,454	1,419,806
AMCO - Asset Management Co. SpA (a)(b)(e)	102	—
Amplifon SpA	38,686	1,910,350
Anima Holding SpA (d)	129,339	642,829
Assicurazioni Generali SpA	145,833	2,923,609
Atlantia SpA (a)	193,498	3,503,998
Autogrill SpA (a)(b)	87,654	642,404
Azimut Holding SpA	49,791	1,209,286
Banca Generali SpA (a)	33,971	1,449,499
Banca IFIS SpA	91,497	1,453,985
Banca Mediolanum SpA	116,589	1,134,309
Banca Monte dei Paschi di Siena SpA (a)(b)	7,476	10,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Banca Popolare di Sondrio SCPA	338,553	$1,468,651
Banco BPM SpA	476,712	1,533,749
BFF Bank SpA (d)	137,031	1,373,168
Biesse SpA (a)	4,682	156,466
BPER Banca	655,721	1,427,321
Brembo SpA (b)	209,576	2,654,368
Brunello Cucinelli SpA (a)(b)	15,790	923,535
Buzzi Unicem SpA	53,700	1,424,586
Cerved Group SpA (a)	89,698	1,042,455
Davide Campari-Milano NV	38,284	512,804
De' Longhi SpA	34,817	1,516,976
DiaSorin SpA	10,930	2,067,422
Enav SpA (a)(d)	115,628	521,069
Enel SpA	2,618,798	24,323,326
Eni SpA	1,190,503	14,499,373
ERG SpA	25,009	741,455
Esprinet SpA	189,880	3,337,150
Falck Renewables SpA	55,550	366,275
Ferrari NV	50,217	10,362,112
FinecoBank Banca Fineco SpA (a)	182,565	3,182,608
Hera SpA	342,618	1,415,587
Immobiliare Grande Distribuzione SIIQ SpA REIT	249,620	1,201,859
Infrastrutture Wireless Italiane SpA (d)	108,791	1,227,194
Interpump Group SpA	93,289	5,524,936
Intesa Sanpaolo SpA	7,681,020	21,219,243
Iren SpA	1,412,424	4,030,037
Italgas SpA	153,274	1,001,904
Leonardo SpA (a)	335,805	2,712,752
Mediaset SpA (a)	341,478	1,232,695
Mediobanca Banca di Credito Finanziario SpA (a)	198,218	2,315,408
Moncler SpA	75,477	5,107,339
Nexi SpA (a)(d)	113,985	2,502,087
Pirelli & C SpA (d)	185,359	1,076,226
Poste Italiane SpA (d)	211,761	2,800,072
PRADA SpA	155,700	1,181,907
Prysmian SpA	96,335	3,453,588
Recordati Industria Chimica e Farmaceutica SpA	73,997	4,229,699
Reply SpA	64,747	10,642,194
Saipem SpA (a)(b)	466,576	1,129,311
Salvatore Ferragamo SpA (a)	32,313	691,485
Snam SpA	1,023,543	5,917,374
Societa Cattolica Di Assicurazione SPA (a)	237,303	1,971,331
Technogym SpA (d)	82,266	1,049,738
Telecom Italia SpA (c)	6,825,846	3,390,901
Telecom Italia SpA (c)	2,878,946	1,525,439
Terna SPA	668,925	4,984,962
UniCredit SpA	930,062	10,974,463
Unipol Gruppo SpA	171,876	935,977
Security Description	Shares	Value
UnipolSai Assicurazioni SpA (b)	269,683	$782,913
Zignago Vetro SpA	185,955	3,704,806
		199,668,602
JAPAN — 21.7%
3-D Matrix, Ltd. (a)	161,300	591,487
ABC-Mart, Inc.	9,500	545,229
Acom Co., Ltd.	303,200	1,322,180
Activia Properties, Inc. REIT	169	800,919
ADEKA Corp.	22,400	420,795
Advance Residence Investment Corp. REIT	419	1,396,792
Advanced Media, Inc. (a)	6,800	47,482
Advantest Corp.	157,200	14,177,602
Aeon Co., Ltd.	617,420	16,605,088
AEON Financial Service Co., Ltd. (a)	3,500	41,278
Aeon Mall Co., Ltd.	22,100	340,689
AEON REIT Investment Corp.	545	807,753
AGC, Inc. (b)	148,000	6,213,893
AI inside, Inc. (a)(b)	1,800	217,479
Aica Kogyo Co., Ltd.	13,300	467,939
Aiming, Inc. (a)(b)	105,300	333,954
Ain Holdings, Inc.	6,000	374,628
Air Water, Inc.	148,000	2,277,538
Aisin Corp.	148,700	6,363,862
Ajinomoto Co., Inc.	303,800	7,894,037
Akita Bank, Ltd.	16,555	208,224
ALBERT, Inc. (a)(b)	10,100	524,155
Alconix Corp.	7,800	102,955
Alfresa Holdings Corp.	149,800	2,239,104
Alps Alpine Co., Ltd.	148,800	1,572,596
Amada Co., Ltd.	156,000	1,578,412
Amano Corp.	23,000	580,440
ANA Holdings, Inc. (a)	29,500	694,243
AnGes, Inc. (a)(b)	38,900	313,331
Anritsu Corp. (b)	34,000	634,418
Aomori Bank, Ltd.	1,010	18,682
Aoyama Trading Co., Ltd. (a)	2,100	14,626
Aozora Bank, Ltd. (b)	14,200	317,930
Arcs Co., Ltd.	21,600	470,183
As One Corp.	5,000	653,662
Asahi Group Holdings, Ltd.	313,436	14,659,395
Asahi Holdings, Inc.	33,200	677,820
Asahi Intecc Co., Ltd.	116,300	2,783,069
Asahi Kasei Corp.	614,750	6,760,090
Asics Corp. (b)	149,200	3,780,074
Astellas Pharma, Inc.	1,090,500	19,006,868
Atom Corp. (b)	466,100	3,250,396
Awa Bank, Ltd.	2,310	41,833
Azbil Corp.	33,200	1,377,475
Bandai Namco Holdings, Inc.	150,200	10,431,044
Bank of Iwate, Ltd.	150,755	2,309,068
Bank of Kyoto, Ltd.	10,700	485,882
Bank of Okinawa, Ltd.	154,300	3,436,612

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
BASE, Inc. (a)(b)	61,500	$935,882
BayCurrent Consulting, Inc.	3,100	1,114,425
Benefit One, Inc.	24,500	771,488
Benesse Holdings, Inc.	35,900	893,699
Bic Camera, Inc.	116,300	1,172,535
Bridgestone Corp. (b)	247,865	11,288,923
Brightpath Biotherapeutics Co., Ltd. (a)	143,000	247,374
Brother Industries, Ltd.	149,000	2,976,241
CAICA, Inc. (a)(b)	645,380	1,110,619
Calbee, Inc.	15,800	364,714
Can Do Co., Ltd. (b)	5,300	93,260
Canon, Inc. (b)	607,216	13,748,390
Capcom Co., Ltd.	35,200	1,030,723
Casio Computer Co., Ltd.	312,700	5,231,858
Central Japan Railway Co.	91,400	13,875,935
Change, Inc. (a)(b)	51,600	1,387,747
Chiba Bank, Ltd.	292,350	1,762,160
Chubu Electric Power Co., Inc.	306,565	3,750,926
Chugai Pharmaceutical Co., Ltd.	401,540	15,925,571
Chugoku Bank, Ltd.	148,000	1,125,435
Chugoku Electric Power Co., Inc.	148,500	1,356,690
Citizen Watch Co., Ltd.	150,900	557,429
CKD Corp.	26,100	550,266
Coca-Cola Bottlers Japan Holdings, Inc. (b)	147,600	2,308,619
cocokara fine, Inc. (b)	9,800	732,859
COLOPL, Inc.	2,000	14,902
Colowide Co., Ltd.	2,400	42,836
Comforia Residential REIT, Inc.	127	400,487
COMSYS Holdings Corp.	32,900	911,501
Concordia Financial Group, Ltd.	614,900	2,254,836
COOKPAD, Inc. (a)(b)	148,700	336,280
Cosmo Energy Holdings Co., Ltd.	8,700	199,648
Cosmos Pharmaceutical Corp.	6,000	881,160
Credit Saison Co., Ltd.	306,600	3,740,305
Creek & River Co., Ltd.	9,600	133,374
CrowdWorks, Inc. (a)	51,500	751,225
CyberAgent, Inc.	126,900	2,726,881
Dai Nippon Printing Co., Ltd.	144,500	3,058,208
Daicel Corp.	151,900	1,250,893
Daido Steel Co., Ltd.	8,500	420,443
Daifuku Co., Ltd.	10,600	963,636
Dai-ichi Life Holdings, Inc.	612,700	11,228,325
Daiichi Sankyo Co., Ltd.	918,795	19,822,098
Daiichikosho Co., Ltd.	15,000	576,403
Daikin Industries, Ltd.	158,210	29,492,431
Daio Paper Corp.	41,700	690,930
Daiseki Co., Ltd.	18,100	813,758
Security Description	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	1,517	$32,981
Daito Trust Construction Co., Ltd.	14,155	1,549,538
Daiwa House Industry Co., Ltd.	310,200	9,320,813
Daiwa House REIT Investment Corp.	1,368	4,036,580
Daiwa Office Investment Corp. REIT	92	640,742
Daiwa Securities Group, Inc.	1,400,850	7,700,321
Daiwa Securities Living Investments Corp. REIT	570	620,380
Daiwabo Holdings Co., Ltd.	40,000	687,269
DCM Holdings Co., Ltd.	49,200	468,994
DD Holdings Co., Ltd. (a)(b)	5,300	24,927
Demae-Can Co., Ltd. (a)(b)	1,200	16,737
DeNA Co., Ltd.	148,600	3,161,047
Denka Co., Ltd.	7,000	233,039
Denso Corp.	278,510	19,018,175
Dentsu Group, Inc. (b)	149,800	5,364,943
DIC Corp.	36,700	927,502
Digital Garage, Inc.	12,500	562,551
Disco Corp.	7,100	2,171,772
DMG Mori Co., Ltd. (b)	27,200	488,664
Dowa Holdings Co., Ltd.	4,400	173,439
Duskin Co., Ltd.	18,300	417,805
East Japan Railway Co.	159,200	11,370,199
Ebara Corp.	3,800	187,278
Eisai Co., Ltd.	154,451	15,202,966
Electric Power Development Co., Ltd.	142,000	2,027,840
EM Systems Co., Ltd.	32,700	255,437
ENEOS HoldingS, Inc.	1,691,500	7,085,128
euglena Co., Ltd. (a)	5,000	41,175
Ezaki Glico Co., Ltd.	2,700	100,712
FAN Communications, Inc.	5,200	18,553
Fancl Corp.	16,900	548,157
FANUC Corp.	100,555	24,275,802
Fast Retailing Co., Ltd.	23,800	17,933,093
Feed One Co., Ltd.	463,580	3,065,751
FFRI Security, Inc. (a)	7,500	136,093
Financial Products Group Co., Ltd.	153,000	1,022,849
FINDEX, Inc.	134,700	1,251,245
Fixstars Corp.	7,700	60,149
Focus Systems Corp.	13,300	123,665
Food & Life Cos., Ltd.	27,000	1,166,456
Foster Electric Co., Ltd.	156,000	1,371,799
FP Corp.	11,600	431,120
Freee KK (a)	3,100	285,170
Frontier Real Estate Investment Corp. REIT (b)	177	827,669
Fuji Corp.	29,600	677,928
Fuji Electric Co., Ltd.	38,300	1,790,945
Fuji Kyuko Co., Ltd.	11,500	551,221
Fuji Oil Holdings, Inc.	20,000	476,259

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Fuji Seal International, Inc.	17,500	$367,218
Fuji Soft, Inc.	10,800	541,995
FUJIFILM Holdings Corp.	258,910	19,219,385
Fujikura, Ltd. (a)	126,300	587,177
Fujitec Co., Ltd.	30,500	677,106
Fujitsu General, Ltd.	23,800	631,936
Fujitsu, Ltd.	144,551	27,089,475
Fukuoka Financial Group, Inc. (b)	309,634	5,409,319
Fukuoka REIT Corp.	10	16,848
Fukuyama Transporting Co., Ltd.	9,000	334,490
Furukawa Electric Co., Ltd.	151,255	3,770,813
Fuyo General Lease Co., Ltd.	10,000	632,489
GA Technologies Co., Ltd. (a)(b)	15,300	305,752
Gakujo Co., Ltd. (b)	17,400	212,581
giftee, Inc. (a)	8,200	261,537
Glory, Ltd.	15,000	311,244
GLP J-Reit	1,557	2,687,820
GMO internet, Inc.	26,400	720,714
GMO Payment Gateway, Inc.	7,400	964,754
GNI Group, Ltd. (a)(b)	36,900	697,506
Goldwin, Inc.	7,600	447,139
GS Yuasa Corp.	3,400	86,846
Gumi, Inc. (b)	15,300	116,483
GungHo Online Entertainment, Inc.	8,100	161,358
Gunma Bank, Ltd.	159,800	503,919
Gurunavi, Inc. (a)	5,200	25,581
H.U. Group Holdings, Inc.	20,000	516,083
Hachijuni Bank, Ltd.	301,100	971,203
Hakuhodo DY Holdings, Inc.	152,400	2,367,219
Hamamatsu Photonics KK	148,800	8,982,431
Hankyu Hanshin Holdings, Inc.	153,500	4,736,801
Hankyu Hanshin REIT, Inc.	1,569	2,274,548
Hanwa Co., Ltd.	18,700	540,832
Harmonic Drive Systems, Inc.	10,200	562,429
Haseko Corp.	152,800	2,095,338
Hazama Ando Corp.	108,300	798,175
Heiwa Real Estate REIT, Inc.	4,613	7,273,403
Hikari Tsushin, Inc. (b)	5,000	878,908
Hino Motors, Ltd.	149,500	1,315,988
Hirogin Holdings, Inc.	142,800	752,662
Hirose Electric Co., Ltd.	8,240	1,206,415
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,172,953
Hitachi Construction Machinery Co., Ltd.	13,700	419,060
Hitachi Metals, Ltd. (a)	151,500	2,899,234
Hitachi Transport System, Ltd.	18,400	763,420
Hitachi Zosen Corp.	79,900	516,157
Hitachi, Ltd.	498,395	28,563,750
Hokkoku Bank, Ltd.	16,555	330,086
Security Description	Shares	Value
Hokuhoku Financial Group, Inc.	28,600	$208,979
Hokuriku Electric Power Co.	150,400	821,177
Honda Motor Co., Ltd.	789,275	25,244,853
Horiba, Ltd.	4,900	317,866
Hoshino Resorts REIT, Inc.	98	596,000
Hoshizaki Corp.	15,400	1,309,812
House Foods Group, Inc.	12,000	367,060
Hoya Corp.	156,606	20,783,912
Hulic Co., Ltd. (b)	155,000	1,745,653
Hulic Reit, Inc.	1,159	1,953,770
Hyakugo Bank, Ltd.	148,350	409,002
Ibiden Co., Ltd.	154,800	8,354,374
IBJ, Inc. (b)	17,100	173,018
Ichigo Office REIT Investment Corp.	6,169	5,491,460
Idemitsu Kosan Co., Ltd.	127,194	3,074,705
IHI Corp. (a)	30,800	731,497
Iida Group Holdings Co., Ltd.	134,400	3,463,231
Inaba Denki Sangyo Co., Ltd.	23,600	549,866
Industrial & Infrastructure Fund Investment Corp. REIT	160	305,469
Infomart Corp.	610,400	5,010,131
Inpex Corp. (b)	466,500	3,484,354
Intage Holdings, Inc.	302,000	4,220,218
Internet Initiative Japan, Inc.	23,000	714,929
Invesco Office J-REIT, Inc.	4,360	891,327
Invincible Investment Corp. REIT	2,859	1,102,488
IR Japan Holdings, Ltd. (b)	3,600	453,771
Iriso Electronics Co., Ltd.	4,400	212,488
Isetan Mitsukoshi Holdings, Ltd.	157,300	1,096,947
Isuzu Motors, Ltd.	621,100	8,209,331
ITmedia, Inc.	9,100	164,553
Ito En, Ltd.	8,200	486,873
ITOCHU Corp.	700,350	20,192,089
Itochu Techno-Solutions Corp.	23,600	731,453
Itoham Yonekyu Holdings, Inc.	91,300	588,157
Iwatani Corp.	18,400	1,104,099
Iyo Bank, Ltd.	153,700	756,106
Izumi Co., Ltd.	6,100	229,732
J Front Retailing Co., Ltd.	148,400	1,317,002
JAFCO Group Co., Ltd.	13,700	852,933
Japan Airlines Co., Ltd. (a)	14,000	302,856
Japan Airport Terminal Co., Ltd. (a)	18,600	836,237
Japan Excellent, Inc. REIT (b)	1,486	2,126,109
Japan Exchange Group, Inc.	308,000	6,854,311
Japan Hotel REIT Investment Corp.	1,558	934,884
Japan Logistics Fund, Inc. REIT	37	111,343

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Japan Metropolitan Fund Invest REIT	10,622	$11,522,559
Japan Post Bank Co., Ltd.	12,600	105,918
Japan Post Holdings Co., Ltd.	401,000	3,288,858
Japan Post Insurance Co., Ltd.	14,300	264,638
Japan Prime Realty Investment Corp. REIT (b)	120	470,313
Japan Real Estate Investment Corp. REIT	151	929,210
Japan Steel Works, Ltd.	31,100	799,706
Japan Tobacco, Inc. (b)	456,600	8,632,986
JCR Pharmaceuticals Co., Ltd.	24,400	822,200
Jeol, Ltd.	15,300	896,027
JFE Holdings, Inc.	308,710	3,618,630
JGC Holdings Corp.	149,700	1,395,977
JSR Corp.	304,100	9,206,019
J-Stream, Inc. (b)	4,700	156,046
JTEKT Corp.	150,700	1,546,511
Justsystems Corp.	13,100	771,907
Kadokawa Corp.	23,400	950,842
Kagome Co., Ltd.	11,700	308,971
Kajima Corp.	149,837	1,899,456
Kakaku.com, Inc.	152,100	4,597,671
Kaken Pharmaceutical Co., Ltd.	2,000	85,773
Kamigumi Co., Ltd.	18,400	373,504
Kaneka Corp.	7,600	306,424
Kansai Electric Power Co., Inc.	613,200	5,853,549
Kansai Paint Co., Ltd.	152,200	3,882,135
Kao Corp. (b)	276,100	17,002,825
Katitas Co., Ltd.	20,300	570,646
Kawasaki Heavy Industries, Ltd. (a)	40,200	860,213
Kawasaki Kisen Kaisha, Ltd. (a)	33,700	1,213,006
KDDI Corp.	798,200	24,919,029
Keihan Holdings Co., Ltd. (b)	22,700	687,197
Keikyu Corp. (b)	153,800	1,881,795
Keio Corp.	14,700	864,862
Keisei Electric Railway Co., Ltd.	149,900	4,787,778
Kenedix Office Investment Corp. REIT	42	296,297
Kenedix Residential Next Investment Corp. REIT	223	482,407
Kenedix Retail REIT Corp.	237	641,666
Kewpie Corp.	5,500	123,538
Key Coffee, Inc.	16,100	302,591
Keyence Corp.	104,500	52,791,378
Kikkoman Corp.	24,800	1,637,841
Kinden Corp.	43,500	710,956
Kintetsu Group Holdings Co., Ltd. (a)	24,410	857,726
Security Description	Shares	Value
Kirin Holdings Co., Ltd. (b)	457,200	$8,922,382
Kiyo Bank, Ltd.	312,000	4,039,499
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	848,611
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,222,696
Kobe Bussan Co., Ltd.	30,400	958,645
Kobe Steel, Ltd.	155,999	1,002,138
Koei Tecmo Holdings Co., Ltd.	21,060	1,028,428
Koito Manufacturing Co., Ltd.	16,700	1,039,706
Kokuyo Co., Ltd.	117,100	1,830,512
Komatsu, Ltd.	517,220	12,864,094
Konami Holdings Corp.	26,100	1,568,493
Konica Minolta, Inc.	469,575	2,597,703
Kose Corp.	10,300	1,622,164
Kotobuki Spirits Co., Ltd.	9,600	621,029
K's Holdings Corp.	148,400	1,707,422
Kubota Corp. (b)	632,250	12,799,944
Kuraray Co., Ltd. (b)	155,600	1,495,857
Kureha Corp.	8,000	463,465
Kurita Water Industries, Ltd.	155,110	7,448,746
Kusuri no Aoki Holdings Co., Ltd. (b)	7,000	510,857
Kyocera Corp.	155,400	9,616,066
Kyoritsu Maintenance Co., Ltd.	1,200	39,139
Kyowa Exeo Corp.	12,400	305,559
Kyowa Kirin Co., Ltd.	149,900	5,321,254
Kyudenko Corp.	8,200	263,384
Kyushu Electric Power Co., Inc.	158,100	1,217,907
Kyushu Financial Group, Inc.	149,700	528,718
Kyushu Railway Co.	18,500	417,704
LaSalle Logiport REIT	298	503,692
Lasertec Corp.	31,600	6,146,896
Lawson, Inc. (b)	12,900	597,405
Leopalace21 Corp. (a)	1,600	2,004
Like Co., Ltd.	6,200	115,185
Lion Corp. (b)	148,200	2,512,951
Lixil Corp.	150,000	3,882,782
Locondo, Inc. (b)	26,200	448,981
M3, Inc.	293,500	21,453,874
Mabuchi Motor Co., Ltd. (b)	3,500	132,444
Maeda Corp. (b)	35,900	311,485
Maeda Road Construction Co., Ltd.	22,900	450,201
Makita Corp.	151,200	7,124,750
Mani, Inc.	21,000	481,719
Marubeni Corp.	1,546,050	13,457,419
Maruha Nichiro Corp.	10,200	216,976
Marui Group Co., Ltd.	150,300	2,827,520
Maruichi Steel Tube, Ltd.	10,200	239,768
Matsumotokiyoshi Holdings Co., Ltd.	22,600	998,766
Matsuya Co., Ltd. (a)	306,600	2,585,617
Maxvalu Tokai Co., Ltd.	5,100	113,956

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mazda Motor Corp. (a)	309,200	$2,908,413
McDonald's Holdings Co. Japan, Ltd. (b)	20,100	887,377
Mebuki Financial Group, Inc.	456,200	961,806
Medical Data Vision Co., Ltd. (b)	3,800	75,322
Medipal Holdings Corp.	310,999	5,945,940
Medley, Inc. (a)(b)	28,100	1,215,245
MedPeer, Inc. (a)	15,500	615,168
MEIJI Holdings Co., Ltd.	29,100	1,743,535
Meiko Network Japan Co., Ltd.	306,500	1,596,153
Meitec Corp.	10,500	568,565
Menicon Co., Ltd.	10,100	709,794
Mercari, Inc. (a)(b)	25,300	1,344,896
Milbon Co., Ltd.	1,200	67,898
MINEBEA MITSUMI, Inc.	157,300	4,165,282
Mirait Holdings Corp.	39,700	705,007
MISUMI Group, Inc.	152,200	5,156,068
Mitsubishi Chemical Holdings Corp.	767,300	6,453,505
Mitsubishi Corp.	792,538	21,621,813
Mitsubishi Electric Corp.	1,130,850	16,429,369
Mitsubishi Estate Co., Ltd.	618,225	10,006,678
Mitsubishi Estate Logistics REIT Investment Corp.	139	615,537
Mitsubishi Gas Chemical Co., Inc.	149,900	3,181,948
Mitsubishi HC Capital, Inc.	302,400	1,621,119
Mitsubishi Heavy Industries, Ltd.	31,410	925,122
Mitsubishi Logistics Corp.	4,500	133,390
Mitsubishi Materials Corp.	17,100	341,260
Mitsubishi Motors Corp. (a)(b)	462,900	1,301,242
Mitsubishi UFJ Financial Group, Inc.	4,811,324	26,013,835
Mitsui & Co., Ltd.	982,126	22,126,372
Mitsui Chemicals, Inc.	113,010	3,904,796
Mitsui Fudosan Co., Ltd.	465,900	10,800,619
Mitsui Fudosan Logistics Park, Inc. REIT	136	725,399
Mitsui Mining & Smelting Co., Ltd.	25,400	704,856
Mitsui OSK Lines, Ltd.	14,255	685,843
Miura Co., Ltd.	16,300	707,131
Mixi, Inc.	2,100	55,437
Mizuho Financial Group, Inc.	1,210,970	17,320,613
Mochida Pharmaceutical Co., Ltd.	12,000	393,549
Monex Group, Inc.	72,300	487,255
Money Forward, Inc. (a)	21,600	1,379,800
MonotaRO Co., Ltd.	87,900	2,082,863
Mori Hills REIT Investment Corp.	482	723,499
Mori Trust Sogo Reit, Inc.	237	335,460
Morinaga & Co., Ltd.	20,900	668,484
Security Description	Shares	Value
Morinaga Milk Industry Co., Ltd.	12,000	$626,002
MS&AD Insurance Group Holdings, Inc.	308,999	8,931,154
Murata Manufacturing Co., Ltd.	337,000	25,753,978
Musashino Bank, Ltd.	154,355	2,322,487
Nabtesco Corp. (b)	15,000	567,619
Nachi-Fujikoshi Corp.	1,500	52,843
Nagase & Co., Ltd.	121,400	1,813,507
Nagoya Railroad Co., Ltd. (a)	136,200	2,535,266
Nakanishi, Inc.	32,700	715,929
Nankai Electric Railway Co., Ltd.	29,100	622,167
NanoCarrier Co., Ltd. (a)(b)	310,200	894,351
Nanto Bank, Ltd.	154,155	2,551,426
NEC Corp.	33,800	1,741,923
NEC Networks & System Integration Corp.	32,100	507,573
NET One Systems Co., Ltd.	18,600	614,190
Nexon Co., Ltd.	293,400	6,545,260
NexTone, Inc. (a)	18,000	649,518
NGK Insulators, Ltd.	153,700	2,581,285
NGK Spark Plug Co., Ltd. (b)	135,300	2,006,521
NH Foods, Ltd.	28,800	1,120,966
NHK Spring Co., Ltd.	150,500	1,236,652
Nichias Corp.	24,600	619,488
Nichirei Corp.	147,400	3,876,571
Nidec Corp.	291,100	33,768,020
Nifco, Inc.	5,000	188,981
Nihon Kohden Corp.	21,800	622,633
Nihon M&A Center, Inc.	65,400	1,697,607
Nihon Parkerizing Co., Ltd.	40,600	405,671
Nihon Unisys, Ltd.	19,300	580,791
Nikkon Holdings Co., Ltd.	14,700	320,250
Nikon Corp.	308,400	3,292,675
Nintendo Co., Ltd.	43,900	25,559,222
Nippo Corp.	20,700	590,283
Nippon Accommodations Fund, Inc. REIT	119	687,260
Nippon Building Fund, Inc. REIT	284	1,773,241
Nippon Electric Glass Co., Ltd. (b)	33,700	792,477
Nippon Express Co., Ltd.	27,000	2,058,023
Nippon Gas Co., Ltd.	43,500	739,959
Nippon Kayaku Co., Ltd.	97,200	919,542
Nippon Paint Holdings Co., Ltd. (b)	663,500	9,014,848
Nippon Paper Industries Co., Ltd.	4,200	47,074
Nippon Prologis REIT, Inc.	1,478	4,707,388
NIPPON REIT Investment Corp. (b)	97	398,959
Nippon Sanso Holdings Corp.	148,700	3,050,634
Nippon Shinyaku Co., Ltd.	18,500	1,468,466
Nippon Shokubai Co., Ltd.	12,200	586,972

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nippon Steel Corp.	455,800	$7,693,858
Nippon Suisan Kaisha, Ltd.	930,900	4,436,851
Nippon Telegraph & Telephone Corp.	551,500	14,382,528
Nippon Television Holdings, Inc.	2,000	23,191
Nippon Yusen KK	16,555	839,757
Nipro Corp.	127,100	1,503,580
Nishimatsu Construction Co., Ltd.	24,600	766,880
Nishi-Nippon Railroad Co., Ltd.	16,000	388,071
Nissan Chemical Corp.	24,900	1,220,434
Nissan Motor Co., Ltd. (a)	1,224,941	6,084,422
Nissei ASB Machine Co., Ltd.	4,300	191,193
Nisshin Seifun Group, Inc.	151,400	2,216,641
Nissin Foods Holdings Co., Ltd.	10,400	749,617
Nitori Holdings Co., Ltd.	14,600	2,586,143
Nitto Boseki Co., Ltd. (b)	14,600	451,194
Nitto Denko Corp.	149,600	11,173,835
NOF Corp.	11,300	589,486
NOK Corp.	53,700	666,714
Nomura Holdings, Inc.	1,813,685	9,278,407
Nomura Real Estate Holdings, Inc.	33,900	860,710
Nomura Real Estate Master Fund, Inc. REIT	1,577	2,530,532
Nomura Research Institute, Ltd.	122,800	4,066,042
NSD Co., Ltd.	29,700	496,650
NSK, Ltd.	158,000	1,336,715
NTN Corp. (a)	290,500	759,032
NTT Data Corp.	617,200	9,636,973
NTT UD REIT Investment Corp.	285	421,376
Obayashi Corp.	310,550	2,470,634
Obic Co., Ltd.	8,000	1,492,747
Odakyu Electric Railway Co., Ltd.	156,399	3,954,010
Ogaki Kyoritsu Bank, Ltd.	16,555	276,538
Oisix ra daichi, Inc. (a)(b)	4,200	154,392
Oji Holdings Corp.	325,200	1,869,336
Oki Electric Industry Co., Ltd.	3,600	33,019
OKUMA Corp.	11,800	577,295
Olympus Corp.	620,800	12,349,999
Omron Corp.	149,500	11,866,790
OncoTherapy Science, Inc. (a)(b)	289,500	289,526
Ono Pharmaceutical Co., Ltd.	303,700	6,783,244
Open House Co., Ltd.	21,200	997,063
Oracle Corp. Japan	8,500	650,960
Oriental Land Co., Ltd.	125,200	17,856,708
ORIX Corp.	617,300	10,425,523
Orix JREIT, Inc.	1,463	2,818,176
Osaka Gas Co., Ltd.	165,500	3,085,138
OSG Corp.	39,500	685,440
Security Description	Shares	Value
Otsuka Corp.	28,300	$1,486,521
Otsuka Holdings Co., Ltd. (b)	304,500	12,639,260
Outsourcing, Inc.	45,700	831,321
PALTAC Corp.	12,000	622,759
Pan Pacific International Holdings Corp.	185,900	3,862,379
Panasonic Corp.	1,097,050	12,706,170
Park24 Co., Ltd. (a)	50,100	910,909
Penta-Ocean Construction Co., Ltd.	143,500	999,419
PeptiDream, Inc. (a)	25,100	1,232,498
Persol Holdings Co., Ltd.	141,400	2,796,405
Pharma Foods International Co., Ltd. (b)	101,300	2,540,030
Pigeon Corp. (b)	134,100	3,781,719
Pilot Corp.	15,200	514,929
Pola Orbis Holdings, Inc. (b)	30,800	814,192
Precision System Science Co., Ltd. (a)(b)	34,700	260,117
Raccoon Holdings, Inc. (b)	11,200	231,689
Rakus Co., Ltd.	31,300	855,892
Rakuten Group, Inc.	310,800	3,511,516
Raysum Co., Ltd.	3,300	24,767
Recruit Holdings Co., Ltd.	766,900	37,795,684
Relo Group, Inc.	10,000	228,849
Renesas Electronics Corp. (a)	150,700	1,630,694
Rengo Co., Ltd.	162,900	1,357,622
RENOVA, Inc. (a)(b)	15,500	610,978
ReproCELL, Inc. (a)(b)	310,000	958,014
Resona Holdings, Inc.	1,077,000	4,145,368
Resorttrust, Inc.	37,100	606,356
Ricoh Co., Ltd.	307,000	3,449,221
Ringer Hut Co., Ltd. (a)	900	19,307
Rinnai Corp.	5,100	485,692
Riso Kyoiku Co., Ltd. (b)	479,718	1,439,284
Rock Field Co., Ltd. (b)	305,800	4,066,680
Rohm Co., Ltd.	12,300	1,138,130
Rohto Pharmaceutical Co., Ltd.	28,501	766,515
Ryohin Keikaku Co., Ltd.	117,900	2,475,061
Sakata Seed Corp.	12,700	417,650
San-In Godo Bank, Ltd.	148,450	720,917
Sanken Electric Co., Ltd. (a)(b)	11,100	553,050
Sankyo Co., Ltd.	10,000	255,609
Sankyu, Inc.	7,300	316,691
Sanrio Co., Ltd. (a)(b)	3,900	69,082
Sansan, Inc. (a)(b)	8,100	715,200
Santen Pharmaceutical Co., Ltd.	158,100	2,179,413
Sanwa Holdings Corp.	148,700	1,827,433
Sapporo Holdings, Ltd.	17,300	360,371
Sawai Group Holdings Co., Ltd.	12,300	548,563
SBI Holdings, Inc.	149,300	3,535,097
SCREEN Holdings Co., Ltd.	13,100	1,295,955

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SCSK Corp.	13,100	$781,350
Secom Co., Ltd.	154,548	11,757,846
Sega Sammy Holdings, Inc.	136,600	1,794,421
Seibu Holdings, Inc. (a)(b)	150,200	1,761,964
Seiko Epson Corp.	158,400	2,788,662
Seino Holdings Co., Ltd.	149,400	1,916,800
Sekisui Chemical Co., Ltd.	157,200	2,689,637
Sekisui House REIT, Inc.	2,944	2,440,292
Sekisui House, Ltd.	308,400	6,331,105
Senko Group Holdings Co., Ltd.	56,600	552,792
Seria Co., Ltd.	20,100	741,594
Seven & i Holdings Co., Ltd.	369,128	17,616,641
Seven Bank, Ltd.	311,900	663,198
SG Holdings Co., Ltd.	277,400	7,280,532
Sharp Corp.	119,500	1,973,543
SHIFT, Inc. (a)	4,000	620,236
Shiga Bank, Ltd.	2,310	40,418
Shikoku Bank, Ltd.	1,820	11,413
Shikoku Electric Power Co., Inc.	149,500	1,018,308
Shimadzu Corp.	155,200	6,005,802
Shimamura Co., Ltd.	9,000	864,402
Shimano, Inc.	34,200	8,119,380
Shimizu Corp.	307,113	2,357,512
Shin-Etsu Chemical Co., Ltd.	163,717	27,406,630
Shinko Electric Industries Co., Ltd.	28,200	1,032,823
Shinsei Bank, Ltd.	51,200	672,118
Shionogi & Co., Ltd.	154,100	8,040,302
Ship Healthcare Holdings, Inc.	19,200	448,559
Shiseido Co., Ltd.	162,900	11,992,575
Shizuoka Bank, Ltd. (b)	296,800	2,297,065
SHO-BOND Holdings Co., Ltd.	17,600	733,399
Shochiku Co., Ltd. (a)	3,400	392,414
Showa Denko KK	127,000	3,776,016
Silver Life Co., Ltd. (a)	31,100	607,485
Skylark Holdings Co., Ltd. (a)(b)	143,200	1,990,788
Small & medium sized Enterprises Holdings, Inc. (a)(b)	799,400	496,969
SMC Corp.	25,500	15,083,116
SMS Co., Ltd.	173,100	5,185,670
Softbank Corp.	475,200	6,223,112
SoftBank Group Corp.	774,472	54,252,814
Sohgo Security Services Co., Ltd.	26,200	1,194,450
Sojitz Corp.	613,000	1,850,212
Sompo Holdings, Inc.	259,900	9,614,825
Sony Group Corp.	615,420	59,967,270
Sosei Group Corp. (a)	30,300	499,313
Sotetsu Holdings, Inc.	11,800	232,725
Square Enix Holdings Co., Ltd.	24,700	1,226,210
Security Description	Shares	Value
Stanley Electric Co., Ltd.	141,573	$4,100,885
Starts Proceed Investment Corp. REIT	51	111,199
Subaru Corp.	308,900	6,099,237
Sugi Holdings Co., Ltd.	8,100	591,134
SUMCO Corp. (b)	147,400	3,618,930
Sumitomo Bakelite Co., Ltd.	15,300	676,845
Sumitomo Chemical Co., Ltd.	1,543,550	8,191,287
Sumitomo Corp.	777,275	10,420,625
Sumitomo Dainippon Pharma Co., Ltd.	135,700	2,846,289
Sumitomo Electric Industries, Ltd.	467,120	6,898,006
Sumitomo Forestry Co., Ltd. (b)	146,400	2,684,242
Sumitomo Heavy Industries, Ltd.	14,800	408,037
Sumitomo Metal Mining Co., Ltd.	36,200	1,410,623
Sumitomo Mitsui Financial Group, Inc.	616,300	21,267,042
Sumitomo Mitsui Trust Holdings, Inc.	304,655	9,683,961
Sumitomo Osaka Cement Co., Ltd.	8,800	239,445
Sumitomo Realty & Development Co., Ltd.	172,600	6,173,727
Sumitomo Rubber Industries, Ltd. (b)	150,000	2,071,808
Sun Corp. (b)	3,000	100,685
Sun Frontier Fudousan Co., Ltd.	3,100	29,215
Sundrug Co., Ltd.	3,900	124,038
Suntory Beverage & Food, Ltd. (b)	11,100	418,038
SuRaLa Net Co., Ltd. (a)	1,600	33,070
Suruga Bank, Ltd. (b)	149,100	445,997
Suzuken Co., Ltd.	11,800	346,058
Suzuki Motor Corp.	167,800	7,107,197
Sysmex Corp.	122,500	14,568,880
Systena Corp.	29,700	569,703
T&D Holdings, Inc.	463,300	5,994,223
Tadano, Ltd.	5,200	54,347
Taiheiyo Cement Corp.	17,700	388,638
Taisei Corp.	140,287	4,600,817
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	337,733
Taiyo Yuden Co., Ltd.	159,600	7,894,441
Takara Bio, Inc.	19,600	523,597
Takara Holdings, Inc.	131,800	1,644,680
Takashimaya Co., Ltd.	99,000	1,077,502
Takeda Pharmaceutical Co., Ltd.	645,215	21,619,557
Takeuchi Manufacturing Co., Ltd.	156,800	3,909,051
Takuma Co., Ltd.	33,400	505,258
TDK Corp.	16,955	2,060,753

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
TechnoPro Holdings, Inc.	29,400	$696,128
Teijin, Ltd.	309,510	4,721,150
tella, Inc. (a)(b)	89,600	178,409
TerraSky Co., Ltd. (a)	24,200	584,123
Terumo Corp.	309,400	12,549,949
THK Co., Ltd. (b)	14,200	424,119
TIS, Inc.	111,800	2,857,704
Toagosei Co., Ltd. (b)	55,100	560,482
Tobu Railway Co., Ltd.	141,100	3,651,133
Toda Corp.	136,800	942,896
Toei Co., Ltd.	3,400	635,949
Toho Bank, Ltd.	12,101	22,242
Toho Co., Ltd.	148,600	6,131,976
Toho Gas Co., Ltd.	29,600	1,450,797
Toho Holdings Co., Ltd.	13,500	217,357
Tohoku Electric Power Co., Inc.	306,400	2,401,730
Tokai Carbon Co., Ltd. (b)	149,300	2,060,795
Tokio Marine Holdings, Inc.	346,265	15,935,865
Tokuyama Corp.	9,100	185,460
Tokyo Century Corp.	6,500	349,626
Tokyo Electric Power Co. Holdings, Inc. (a)	617,775	1,836,794
Tokyo Electron, Ltd.	94,655	41,003,806
Tokyo Gas Co., Ltd.	148,395	2,803,715
Tokyo Ohka Kogyo Co., Ltd.	14,100	890,540
Tokyo Seimitsu Co., Ltd.	14,500	657,131
Tokyo Tatemono Co., Ltd. (b)	148,500	2,119,326
Tokyu Corp.	171,375	2,333,072
Tokyu Fudosan Holdings Corp.	158,700	955,145
Tokyu REIT, Inc.	379	699,677
Topcon Corp.	45,200	675,210
TOPPAN, INC.	138,100	2,220,997
Toray Industries, Inc.	1,478,250	9,843,901
Torikizoku Holdings Co., Ltd. (a)(b)	34,800	563,121
Toshiba Corp. (b)	299,451	12,963,889
Tosoh Corp.	145,400	2,510,013
TOTO, Ltd.	133,600	6,921,344
Toyo Seikan Group Holdings, Ltd.	147,400	2,014,648
Toyo Suisan Kaisha, Ltd.	30,900	1,190,175
Toyo Tire Corp. (b)	148,500	3,141,526
Toyoda Gosei Co., Ltd.	16,000	394,270
Toyota Boshoku Corp.	36,100	747,110
Toyota Industries Corp.	149,200	12,918,389
Toyota Motor Corp.	1,089,988	95,357,992
Toyota Tsusho Corp.	148,600	7,029,012
Trend Micro, Inc.	20,000	1,048,743
TS Tech Co., Ltd.	36,400	562,447
Tsumura & Co.	3,500	110,213
Tsuruha Holdings, Inc.	10,000	1,163,168
Ube Industries, Ltd.	35,100	711,234
Ulvac, Inc.	18,500	938,418
Unicharm Corp.	157,000	6,323,002
Security Description	Shares	Value
United Urban Investment Corp. REIT	1,528	$2,212,358
Ushio, Inc.	30,600	559,672
USS Co., Ltd.	150,010	2,619,329
Valor Holdings Co., Ltd.	18,900	385,527
Wacoal Holdings Corp.	25,300	573,290
Wacom Co., Ltd.	62,600	398,194
Warabeya Nichiyo Holdings Co., Ltd.	154,600	3,018,454
Welcia Holdings Co., Ltd.	13,000	425,173
West Japan Railway Co.	120,300	6,865,305
Workman Co., Ltd.	5,600	392,540
Yakult Honsha Co., Ltd.	147,000	8,330,750
Yamada Holdings Co., Ltd.	776,080	3,587,071
Yamagata Bank, Ltd.	1,634	12,205
Yamaguchi Financial Group, Inc.	121,600	694,607
Yamaha Corp.	150,200	8,160,249
Yamaha Motor Co., Ltd. (b)	151,300	4,116,821
Yamanashi Chuo Bank, Ltd.	1,510	11,006
Yamato Holdings Co., Ltd.	155,200	4,418,704
Yamato Kogyo Co., Ltd.	21,300	705,266
Yamazaki Baking Co., Ltd. (b)	149,400	2,107,941
Yaoko Co., Ltd. (b)	27,100	1,555,338
Yaskawa Electric Corp.	150,100	7,343,391
Yokogawa Electric Corp.	149,800	2,240,454
Yokohama Rubber Co., Ltd. (b)	46,600	998,841
Yoshinoya Holdings Co., Ltd. (a)(b)	22,600	432,289
Z Holdings Corp.	443,700	2,225,896
Zenkoku Hosho Co., Ltd.	15,800	679,746
Zenrin Co., Ltd.	2,100	21,551
Zensho Holdings Co., Ltd.	20,500	526,953
Zeon Corp.	137,200	1,899,959
ZOZO, Inc.	33,800	1,149,608
		2,487,134,693
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	66,318	2,240,903
LUXEMBOURG — 0.1%
APERAM SA	21,578	1,105,716
ArcelorMittal SA	247,959	7,601,315
Eurofins Scientific SE (a)	46,170	5,278,192
SES SA	159,830	1,221,033
		15,206,256
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	1,406,000	11,252,200
MGM China Holdings, Ltd. (a)(b)	422,400	639,650
Sands China, Ltd. (a)	1,217,200	5,125,316
SJM Holdings, Ltd. (a)	57,000	62,242
Wynn Macau, Ltd. (a)	600,400	944,763
		18,024,171

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (f)
UG Healthcare Corp., Ltd. (b)	320,400	$137,055
MALTA — 0.0% (f)
Catena Media PLC	60,932	486,763
Kindred Group PLC SDR	106,985	1,678,179
		2,164,942
MEXICO — 0.0% (f)
Fresnillo PLC	94,585	1,008,207
MONGOLIA — 0.0% (f)
Turquoise Hill Resources, Ltd. (a)(b)	45,183	762,963
NETHERLANDS — 3.8%
Aalberts NV	44,622	2,398,210
ABN AMRO Bank NV (a)(d)	192,098	2,321,831
Adyen NV (a)(d)	11,707	28,606,618
Aegon NV (b)	1,307,115	5,423,829
Akzo Nobel NV	134,537	16,624,850
Argenx SE (a)	15,709	4,752,338
ASML Holding NV	204,174	140,290,161
ASR Nederland NV	69,469	2,684,873
Euronext NV (d)	45,201	4,915,477
EXOR NV	46,233	3,704,162
Fugro NV (a)	58,398	559,782
Heineken Holding NV	44,826	4,515,872
Heineken NV	103,831	12,584,218
IMCD NV	24,495	3,895,422
ING Groep NV	1,963,871	25,944,567
Koninklijke Ahold Delhaize NV	604,828	17,981,856
Koninklijke DSM NV	116,813	21,804,403
Koninklijke KPN NV	2,177,950	6,803,180
Koninklijke Philips NV	452,219	22,411,425
Merus NV (a)	52,500	1,106,175
NN Group NV	180,854	8,531,810
OCI NV (a)	18,543	451,238
Pharming Group NV (a)(b)	210,314	239,186
PostNL NV	498,179	2,701,095
Randstad NV	30,778	2,354,227
Royal Dutch Shell PLC Class A	1,924,148	38,457,602
Royal Dutch Shell PLC Class B	1,741,500	33,657,078
SBM Offshore NV	206,564	3,139,218
Shop Apotheke Europe NV (a)(d)	10,743	2,018,037
Signify NV (d)	69,483	4,395,212
Wolters Kluwer NV	144,149	14,482,578
		439,756,530
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	775,049	3,487,682
Air New Zealand, Ltd. (a)(b)	596,120	645,635
Auckland International Airport, Ltd. (a)	277,499	1,409,671
Contact Energy, Ltd.	331,665	1,918,898
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	324,111	$7,047,826
Fletcher Building, Ltd.	205,283	1,078,680
Goodman Property Trust REIT	1,103,552	1,777,402
Infratil, Ltd.	535,262	2,879,910
Kiwi Property Group, Ltd.	1,283,446	1,044,781
Meridian Energy, Ltd.	581,449	2,165,512
Ryman Healthcare, Ltd.	192,063	1,762,099
Spark New Zealand, Ltd.	906,758	3,041,266
Vital Healthcare Property Trust REIT	1,079,085	2,333,663
Xero, Ltd. (a)	49,388	5,083,401
		35,676,426
NORWAY — 0.6%
Aker BP ASA	49,608	1,581,885
Aker Carbon Capture ASA (a)	49,153	113,069
Aker Offshore Wind A/S (a)	49,153	31,530
Aker Solutions ASA (a)	66,298	123,425
ArcticZymes Technologies ASA (a)	55,158	590,667
DNB ASA	571,133	12,451,140
DNO ASA (a)	378,876	442,048
Equinor ASA	554,065	11,730,066
Gjensidige Forsikring ASA	87,396	1,927,644
IDEX Biometrics ASA (a)(b)	919,768	228,948
Kahoot! ASA (a)	265,807	1,822,458
Leroy Seafood Group ASA	130,100	1,141,164
Mowi ASA	163,673	4,165,433
Nordic Nanovector ASA (a)(b)	46,882	141,869
Norsk Hydro ASA	957,999	6,116,356
Norwegian Finans Holding ASA	71,754	808,412
Orkla ASA	693,936	7,072,257
Pexip Holding ASA (a)	110,315	985,825
Salmar ASA	25,034	1,661,719
Schibsted ASA Class A	32,484	1,568,860
Schibsted ASA Class B	32,317	1,346,729
SpareBank 1 SR-Bank ASA (b)	85,276	1,126,747
Storebrand ASA	531,038	4,813,481
Telenor ASA	395,373	6,666,739
TGS ASA	53,964	688,252
Tomra Systems ASA	50,913	2,810,356
		72,157,079
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)(b)	3,977,466	636,779
EDP - Energias de Portugal SA	1,766,022	9,361,640
Galp Energia SGPS SA	198,720	2,156,780
Jeronimo Martins SGPS SA	114,682	2,091,702
Mota-Engil SGPS SA (a)(b)	257,434	426,797
NOS SGPS SA	610,077	2,138,639

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Pharol SGPS SA (a)(b)	705,838	$84,542
		16,896,879
RUSSIA — 0.0% (f)
Coca-Cola HBC AG (a)	83,299	3,008,019
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(d)	53,279	7,038,653
SINGAPORE — 1.0%
AIMS APAC REIT	1,393,631	1,524,057
ARA LOGOS Logistics Trust REIT	1,982,617	1,231,576
Ascendas India Trust	887,800	918,049
Ascendas Real Estate Investment Trust	1,115,534	2,448,166
Ascott Residence Trust	1,550,626	1,153,568
BOC Aviation, Ltd. (d)	159,200	1,342,751
CapitaLand Integrated Commercial Trust REIT	1,931,036	3,002,429
CapitaLand, Ltd.	3,185,346	8,791,574
City Developments, Ltd. (b)	303,000	1,643,260
ComfortDelGro Corp., Ltd.	931,700	1,136,727
COSCO Shipping International Singapore Co., Ltd. (a)(b)	4,481,200	983,450
DBS Group Holdings, Ltd.	936,889	20,777,162
Frasers Centrepoint Trust REIT	751,076	1,357,770
Genting Singapore, Ltd.	6,292,364	3,908,737
IGG, Inc.	668,000	882,541
Jardine Cycle & Carriage, Ltd.	88,933	1,413,189
Keppel Corp., Ltd.	1,475,475	6,004,202
Keppel Infrastructure Trust	2,798,400	1,155,417
Keppel REIT	458,909	402,851
Lippo Malls Indonesia Retail Trust REIT	9,306,900	436,196
Manulife US Real Estate Investment Trust	1,322,500	1,044,775
Mapletree Commercial Trust REIT	931,600	1,496,991
Mapletree Logistics Trust REIT	1,094,723	1,669,530
Mapletree North Asia Commercial Trust REIT	1,648,300	1,275,280
Oversea-Chinese Banking Corp., Ltd.	1,392,930	12,383,212
Parkway Life Real Estate Investment Trust	342,000	1,167,817
SATS, Ltd. (a)(b)	308,200	901,076
Sembcorp Industries, Ltd.	448,700	714,342
Sembcorp Marine, Ltd. (a)(b)	2,189,532	195,465
Singapore Airlines, Ltd. (a)(b)	153,589	554,163
Singapore Exchange, Ltd.	457,300	3,803,462
Singapore Press Holdings, Ltd.	770,000	979,542
Singapore Technologies Engineering, Ltd.	315,600	908,624
Security Description	Shares	Value
Singapore Telecommunications, Ltd.	2,885,500	$4,915,783
Suntec Real Estate Investment Trust	1,059,000	1,150,231
United Overseas Bank, Ltd.	612,708	11,769,172
UOL Group, Ltd.	307,554	1,670,246
Venture Corp., Ltd.	140,700	2,010,748
		109,124,131
SOUTH AFRICA — 0.3%
Anglo American PLC	740,803	29,396,660
Investec PLC	268,876	1,070,858
Thungela Resources, Ltd. (a)(b)	74,080	203,653
		30,671,171
SOUTH KOREA — 5.9%
Advanced Process Systems Corp.	16,560	466,883
Alteogen, Inc. (a)	35,307	2,624,158
Amorepacific Corp.	13,957	3,123,175
AMOREPACIFIC Group	13,514	768,011
Anterogen Co., Ltd. (a)	2,593	154,730
Asiana Airlines, Inc. (a)	110,745	1,691,439
BGF retail Co., Ltd.	4,350	693,358
Bioneer Corp. (a)	14,931	285,720
BIT Computer Co., Ltd.	54,862	511,522
BNK Financial Group, Inc.	141,790	973,260
Bukwang Pharmaceutical Co., Ltd.	21,469	386,047
Celltrion Healthcare Co., Ltd. (a)	40,405	4,151,186
Celltrion Pharm, Inc. (a)	2,501	349,116
Celltrion, Inc. (a)	52,193	12,444,009
Cheil Worldwide, Inc.	32,788	732,245
CJ CGV Co., Ltd. (a)(b)	81,281	2,201,368
CJ CheilJedang Corp.	5,906	2,417,676
CJ ENM Co., Ltd.	7,363	1,194,530
CJ Logistics Corp. (a)	4,194	659,182
CMG Pharmaceutical Co., Ltd. (a)(b)	87,011	407,182
Com2uSCorp	4,536	498,249
CORESTEM, Inc. (a)	24,689	416,544
Coupang, Inc. (a)(b)	68,189	2,851,664
Coway Co., Ltd.	17,133	1,197,325
CUROCOM Co., Ltd. (a)	54,949	68,067
Dae Han Flour Mills Co., Ltd.	18,952	3,037,638
Daewoo Engineering & Construction Co., Ltd. (a)	93,144	657,545
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	945	30,041
DB HiTek Co., Ltd.	17,966	995,497
DB Insurance Co., Ltd.	29,686	1,444,561
Deutsch Motors, Inc.	57,753	426,167
Digitech Systems Co., Ltd. (a)(e)	19,094	—
DIO Corp. (a)	11,735	431,928

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
DL E&C Co., Ltd. (a)	6,780	$854,913
DL Holdings Co., Ltd.	5,547	394,051
Dongsuh Cos., Inc.	23,269	630,204
Dongwon F&B Co., Ltd.	10,586	2,143,238
Dongwon Industries Co., Ltd.	12,070	2,818,816
Doosan Bobcat, Inc. (a)	22,769	970,485
Doosan Fuel Cell Co., Ltd. (a)(b)	21,445	952,138
Doosan Heavy Industries & Construction Co., Ltd. (a)(b)	143,864	3,046,802
Douzone Bizon Co., Ltd.	8,852	652,414
Ecopro BM Co., Ltd.	4,526	852,430
E-MART, Inc.	7,553	1,073,107
Eone Diagnomics Genome Center Co., Ltd. (a)	88,882	418,305
Eubiologics Co., Ltd. (a)	1,242	45,549
F&F Co., Ltd. (a)	1,927	958,238
Fila Holdings Corp.	22,745	1,175,473
G.U.ON Co., Ltd. (a)(e)	32,705	32,672
GAEASOFT (a)(b)	31,146	663,769
Geneonelifescience, Inc. (a)	25,856	1,085,991
Genexine, Inc. (a)	7,974	637,269
Gravity Co., Ltd. ADR (a)	1,381	149,590
Green Cross Corp.	2,673	779,719
Green Cross Holdings Corp.	16,819	509,282
GS Engineering & Construction Corp.	38,870	1,480,729
GS Holdings Corp.	31,827	1,307,107
GS Home Shopping, Inc.	10,557	1,530,330
Hana Financial Group, Inc.	137,319	5,615,184
Hana Tour Service, Inc. (a)(b)	35,633	2,506,002
Hancom, Inc. (a)	77,201	1,655,556
Hanjin Kal Corp. (a)(b)	16,430	962,909
Hankook Shell Oil Co., Ltd.	4,507	1,148,612
Hankook Tire & Technology Co., Ltd.	36,259	1,664,601
Hanmi Pharm Co., Ltd.	3,123	927,624
Hanmi Science Co., Ltd.	17,169	1,166,300
Hanon Systems	118,434	1,740,517
Hansol Chemical Co., Ltd.	4,248	926,061
Hanssem Co., Ltd.	20,471	1,863,231
Hanwha Aerospace Co., Ltd.	29,063	1,212,948
Hanwha Corp.	24,316	685,551
Hanwha Solutions Corp. (a)	55,324	2,188,593
Harim Co., Ltd. (a)	411,272	1,234,382
HDC Hyundai Engineering Plastics Co., Ltd.	509,220	2,966,286
Helixmith Co., Ltd. (a)	5,396	151,892
Hite Jinro Co., Ltd.	15,808	529,203
HLB, Inc. (a)(b)	18,714	555,031
HMM Co., Ltd. (a)(b)	127,386	4,965,809
Hotel Shilla Co., Ltd. (b)	42,947	3,699,204
HS Industries Co., Ltd.	67,850	475,369
Hugel, Inc. (a)	3,361	715,087
Huons Co., Ltd. (b)	31,907	1,762,301
Huons Global Co., Ltd.	19,455	1,159,198
Security Description	Shares	Value
HYBE Co., Ltd. (a)	8,603	$2,234,496
Hyosung TNC Corp.	1,128	901,478
Hyundai Bioland Co., Ltd.	121,764	2,449,012
Hyundai Construction Equipment Co., Ltd. (a)	1,194	58,632
Hyundai Electric & Energy System Co., Ltd. (a)	1,518	27,768
Hyundai Elevator Co., Ltd.	40,100	1,890,787
Hyundai Engineering & Construction Co., Ltd.	32,185	1,666,195
Hyundai Glovis Co., Ltd.	5,875	1,090,330
Hyundai Heavy Industries Holdings Co., Ltd.	20,870	1,312,077
Hyundai Marine & Fire Insurance Co., Ltd.	49,254	1,115,284
Hyundai Mipo Dockyard Co., Ltd. (a)	10,595	822,273
Hyundai Mobis Co., Ltd.	30,848	7,998,593
Hyundai Motor Co. (b)	68,839	14,640,093
Hyundai Motor Co. Preference Shares (c)	11,059	1,129,321
Hyundai Motor Co. Preference Shares (c)	15,310	1,570,222
Hyundai Steel Co.	38,344	1,828,418
Hyundai Wia Corp.	7,587	683,817
Industrial Bank of Korea	119,748	1,116,507
Inscobee, Inc. (a)	28,215	78,044
Jeil Pharmaceutical Co., Ltd.	3,959	153,628
Jenax, Inc. (a)(e)	97,728	207,623
Kakao Corp.	87,955	12,730,689
Kakao Games Corp. (a)	18,426	945,720
Kangstem Biotech Co., Ltd. (a)	14,932	85,655
Kangwon Land, Inc. (a)	38,305	914,980
KB Financial Group, Inc.	244,240	12,101,933
KCC Corp.	1,255	382,802
KCC Glass Corp.	930	51,779
Kia Corp.	129,369	10,293,000
Kiwi Media Group Co., Ltd. (a)	4,118	10,330
KIWOOM Securities Co., Ltd.	51,764	6,021,475
KMW Co., Ltd. (a)(b)	17,137	823,258
Koh Young Technology, Inc.	322,070	6,806,612
Korea Aerospace Industries, Ltd.	21,587	630,655
Korea Electric Power Corp. ADR (b)	356,628	3,851,582
Korea Investment Holdings Co., Ltd.	25,850	2,364,294
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	20,069	2,388,000
Korea Zinc Co., Ltd.	6,109	2,340,748
Korean Air Lines Co., Ltd. (a)	113,215	3,166,783
KT&G Corp. (b)	56,681	4,247,992
Kumho Petrochemical Co., Ltd. (b)	8,094	1,574,023
L&F Co., Ltd.	11,091	903,117

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LabGenomics Co., Ltd. (a)	18,376	$396,516
LG Chem, Ltd.	21,632	16,327,487
LG Chem, Ltd. Preference Shares	9,033	3,076,105
LG Corp.	53,306	4,851,809
LG Display Co., Ltd. ADR (a)(b)	460,730	4,925,204
LG Display Co., Ltd. (a)(b)	97,674	2,124,951
LG Electronics, Inc.	55,906	8,116,708
LG Household & Health Care, Ltd.	4,558	7,131,551
LG Household & Health Care, Ltd. Preference Shares	1,062	721,423
LG Innotek Co., Ltd.	11,964	2,369,109
LG Uplus Corp.	103,406	1,409,477
Lotte Chemical Corp.	6,095	1,420,714
Lotte Corp. (b)	35,360	1,262,240
Lotte Food Co., Ltd.	3,055	1,283,146
Lotte Shopping Co., Ltd.	6,049	620,396
LS Corp.	12,642	794,791
LX Holdings Corp. (a)	25,850	258,236
Mando Corp. (a)	15,097	891,489
ME2ON Co., Ltd.	235,010	1,316,799
Medifron DBT Co., Ltd. (a)	56,895	172,026
MedPacto, Inc. (a)(b)	9,320	580,147
Medy-Tox, Inc. (b)	6,724	1,415,076
Meritz Securities Co., Ltd.	244,266	1,027,039
Mirae Asset Securities Co., Ltd.	174,960	1,465,056
Modetour Network, Inc. (a)	187,273	4,381,871
Muhak Co., Ltd.	108,029	877,739
NAVER Corp.	72,526	26,887,719
NCSoft Corp.	7,563	5,506,957
Netmarble Corp. (d)	28,689	3,413,689
Nexon GT Co., Ltd. (a)	79,969	919,592
NH Investment & Securities Co., Ltd.	65,634	751,835
NHN Corp. (a)	2,828	209,435
NongShim Co., Ltd.	1,711	476,312
OCI Co., Ltd. (a)(b)	5,894	614,967
Orientbio, Inc. (a)	28,345	38,384
Orion Corp/Republic of Korea	7,482	787,299
Orion Holdings Corp.	1,103	16,700
Oscotec, Inc. (a)	11,300	391,835
Ottogi Corp.	3,081	1,488,313
Pan Ocean Co., Ltd.	110,021	834,329
Pearl Abyss Corp. (a)	15,670	1,053,340
Pharmicell Co., Ltd. (a)	18,333	295,470
POSCO ADR	171,575	13,171,813
POSCO Chemtech Co., Ltd. (b)	13,613	1,740,685
Prostemics Co., Ltd. (a)	41,759	144,060
Rsupport Co., Ltd. (b)	40,383	340,305
S-1 Corp.	16,607	1,207,755
Sajo Industries Co., Ltd.	68,189	3,790,464
Samsung Biologics Co., Ltd. (a)(d)	7,565	5,649,483
Security Description	Shares	Value
Samsung C&T Corp.	41,733	$5,058,433
Samsung Electro-Mechanics Co., Ltd.	25,018	3,932,146
Samsung Electronics Co., Ltd. GDR	94,060	167,756,010
Samsung Electronics Co., Ltd. Preference Shares	382,690	25,044,846
Samsung Engineering Co., Ltd. (a)	57,238	1,214,748
Samsung Fire & Marine Insurance Co., Ltd.	12,162	2,381,318
Samsung Heavy Industries Co., Ltd. (a)(b)	168,100	1,001,599
Samsung Life Insurance Co., Ltd.	36,898	2,614,625
Samsung SDI Co., Ltd.	26,633	16,507,423
Samsung SDS Co., Ltd.	16,702	2,743,746
Samsung Securities Co., Ltd.	44,361	1,770,658
Seegene, Inc. (a)(b)	17,868	1,312,155
Shin Poong Pharmaceutical Co., Ltd. (b)	11,335	865,613
Shinhan Financial Group Co., Ltd.	236,272	8,518,087
Shinsegae Food Co., Ltd.	26,242	2,365,194
Shinsegae, Inc.	4,548	1,153,003
SillaJen, Inc. (a)(b)(e)	25,450	205,087
SK Biopharmaceuticals Co., Ltd. (a)	8,954	977,971
SK Chemicals Co., Ltd.	3,414	788,208
SK Holdings Co., Ltd.	15,232	3,821,019
SK Hynix, Inc.	259,412	29,370,004
SK Innovation Co., Ltd. (a)(b)	42,521	11,157,444
SK Telecom Co., Ltd. ADR	273,712	8,597,294
SKC Co., Ltd.	8,945	1,258,964
S-Oil Corp. (a)	18,204	1,656,893
SundayToz Corp. (a)	10,480	227,533
WONIK IPS Co., Ltd.	15,104	665,239
Wonpung Mulsan Co., Ltd. (a)	85,480	140,424
Woori Financial Group, Inc.	308,699	3,138,661
Youlchon Chemical Co., Ltd.	98,833	1,952,701
Yuhan Corp.	22,639	1,268,500
Yungjin Pharmaceutical Co., Ltd. (a)(b)	38,040	197,944
		680,151,456
SPAIN — 1.9%
Abertis Infraestructuras SA (a)(b)	1,675	12,852
Acciona SA (b)	12,356	1,865,325
Acerinox SA	130,561	1,576,968
ACS Actividades de Construccion y Servicios SA	114,747	3,074,014
Aedas Homes SA (a)(d)	10,665	294,690
Aena SME SA (a)(d)	33,184	5,442,510
Almirall SA (b)	70,253	1,225,535
Amadeus IT Group SA (a)	213,814	15,041,307

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Amper SA (a)(b)	2,748,245	$567,743
Applus Services SA (a)	110,696	1,081,701
Atlantica Sustainable Infrastructure PLC (b)	42,800	1,593,016
Atresmedia Corp. de Medios de Comunicacion SA (a)(b)	108,736	476,084
Audax Renovables SA (a)(b)	259,519	602,294
Banco Bilbao Vizcaya Argentaria SA	1,730,263	10,727,437
Banco de Sabadell SA (a)	2,223,433	1,514,034
Banco Santander SA (a)	5,954,198	22,733,169
Bankinter SA	392,171	1,971,456
Befesa SA (d)	29,045	2,232,003
CaixaBank SA	2,025,049	6,229,509
Cellnex Telecom SA (d)	201,989	12,868,028
Cia de Distribucion Integral Logista Holdings SA	57,316	1,178,619
CIE Automotive SA	26,037	770,697
Construcciones y Auxiliar de Ferrocarriles SA	20,654	870,747
Deoleo SA (a)(b)	3,151,119	1,337,068
Distribuidora Internacional de Alimentacion SA (a)(b)	926,400	74,596
Ebro Foods SA (b)	49,334	1,036,713
eDreams ODIGEO SA (a)	132,452	1,066,539
Enagas SA (b)	108,559	2,508,502
Ence Energia y Celulosa SA (a)	218,632	888,279
Endesa SA (b)	146,167	3,546,527
Ercros SA (a)	48,571	192,961
Euskaltel SA (d)	80,788	1,051,956
Faes Farma SA	149,604	597,180
Ferrovial SA	185,683	5,449,989
Fluidra SA	48,677	1,930,938
Fomento de Construcciones y Contratas SA	47,603	553,234
Gestamp Automocion SA (a)(d)	80,373	425,674
Global Dominion Access SA (d)	52,484	271,992
Grenergy Renovables (a)	23,984	856,123
Grifols SA	196,019	5,309,365
Grifols SA ADR	120,915	2,097,875
Grupo Catalana Occidente SA	33,222	1,282,405
Grupo Empresarial San Jose SA	16,365	101,500
Grupo Ezentis SA (a)(b)	1,030,246	439,837
Iberdrola SA	2,432,884	29,659,430
Indra Sistemas SA (a)	239,002	2,181,014
Industria de Diseno Textil SA	515,184	18,151,533
Inmobiliaria Colonial Socimi SA REIT	139,630	1,409,976
Laboratorios Farmaceuticos Rovi SA	19,432	1,345,794
Lar Espana Real Estate Socimi SA REIT	110,695	643,895
Security Description	Shares	Value
Let's GOWEX SA (a)(b)(e)	4,019	$—
Liberbank SA	2,347,009	861,716
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	390,630	818,560
Mapfre SA	459,778	971,910
Mediaset Espana Comunicacion SA (a)	96,900	607,894
Melia Hotels International SA (a)(b)	51,177	378,711
Merlin Properties Socimi SA REIT	150,438	1,558,542
Metrovacesa SA (d)	52,018	410,843
Miquel y Costas & Miquel SA	23,424	454,457
Naturgy Energy Group SA	1,290	33,166
Neinor Homes SA (d)	41,827	563,486
Obrascon Huarte Lain SA (a)(b)	851,130	663,147
Oryzon Genomics SA (a)(b)	63,137	290,512
Pharma Mar SA (b)	24,390	2,194,183
Prosegur Cash SA (d)	753,940	766,242
Prosegur Cia de Seguridad SA	126,512	414,085
Red Electrica Corp. SA (b)	207,286	3,848,321
Repsol SA (b)	827,787	10,360,578
Sacyr SA (b)	286,132	726,832
Sacyr SA (a)	7,153	18,171
Siemens Gamesa Renewable Energy SA (a)	106,966	3,572,125
Solaria Energia y Medio Ambiente SA (a)	57,466	1,038,590
Solarpack Corp. Tecnologica SA (a)	26,652	826,513
Soltec Power Holdings SA (a)(b)	63,504	567,080
Talgo SA (a)(d)	40,421	228,651
Tecnicas Reunidas SA (a)(b)	50,114	634,120
Telefonica SA	1,659,423	7,755,537
Tubacex SA (a)(b)	366,744	646,294
Unicaja Banco SA (d)	886,770	909,652
Viscofan SA	20,057	1,398,594
Zardoya Otis SA	156,678	1,079,524
		222,958,669
SWEDEN — 3.3%
AAK AB	81,048	1,817,672
Alfa Laval AB	282,516	9,986,329
Arjo AB Class B	35,441	365,510
Assa Abloy AB Class B	473,503	14,273,495
Atlas Copco AB Class A	293,949	18,010,591
Atlas Copco AB Class B	187,175	9,848,839
Beijer Ref AB (b)	97,811	1,744,144
BHG Group AB (a)	68,446	1,324,557
Bilia AB Class A	144,082	3,054,444
BillerudKorsnas AB	84,858	1,685,323
Boliden AB	127,176	4,892,443
Boozt AB (a)(d)	31,035	682,235

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bravida Holding AB (d)	93,345	$1,351,252
Bure Equity AB (b)	39,050	1,688,545
Castellum AB	127,222	3,239,998
Cell Impact AB (a)	167,647	1,104,624
CELLINK AB Class B (a)	17,596	872,789
Diamyd Medical AB (a)	113,670	412,033
Dometic Group AB (d)	138,149	2,354,404
Electrolux AB Class B	230,985	6,409,235
Electrolux Professional AB Class B (a)	3,436	24,367
Elekta AB Class B	124,279	1,801,956
Embracer Group AB (a)	56,847	1,538,804
Enzymatica AB (a)	80,332	95,623
Epiroc AB Class A	305,321	6,961,711
Epiroc AB Class B	187,165	3,675,609
Essity AB Class B	283,556	9,409,703
Evolution AB (d)	117,939	18,650,363
Fabege AB	130,452	2,094,334
Fastighets AB Balder Class B (a)	44,865	2,817,128
G5 Entertainment AB (b)	8,148	500,666
Getinge AB Class B	47,898	1,807,905
H & M Hennes & Mauritz AB Class B (a)	487,378	11,568,756
Hexagon AB Class B	868,238	12,873,088
Hexpol AB	149,024	1,841,857
Holmen AB Class B	46,271	2,090,058
Hufvudstaden AB Class A	84,728	1,441,500
Husqvarna AB Class B	196,694	2,615,028
ICA Gruppen AB	36,994	1,722,925
Industrivarden AB Class A	93,031	3,620,226
Industrivarden AB Class C	78,497	2,874,746
Indutrade AB	124,935	3,199,285
Intrum AB	33,997	1,113,470
Investment AB Latour Class B	57,432	1,885,714
Investor AB Class B	747,860	17,248,924
JM AB	38,664	1,337,755
Kancera AB (a)(b)	202,040	240,970
Karo Pharma AB (a)	617,386	3,956,052
Kinnevik AB Class B (a)	153,687	6,156,717
KNOW IT AB	182,866	5,997,780
Kungsleden AB	83,149	1,007,260
L E Lundbergforetagen AB Class B	34,013	2,196,170
LeoVegas AB (d)	180,058	800,057
Loomis AB	33,907	1,061,359
Lundin Energy AB	108,648	3,846,824
MIPS AB	17,479	1,504,247
Modern Times Group MTG AB Class B (a)(b)	10,628	144,032
Mycronic AB	53,082	1,602,611
NCC AB Class B	67,588	1,154,634
Nibe Industrier AB Class B	720,100	7,579,778
Nolato AB Class B	151,600	1,492,574
Nordic Entertainment Group AB Class B (a)	7,545	332,602
Security Description	Shares	Value
Nyfosa AB	133,039	$1,799,853
Pandox AB (a)	35,331	588,289
Readly International AB (a)(b)	144,025	588,081
Saab AB Class B	46,767	1,241,885
Samhallsbyggnadsbolaget i Norden AB (b)	389,555	1,633,442
Sandvik AB	643,189	16,440,441
Sectra AB Class B (b)	19,341	1,498,268
Securitas AB Class B	153,168	2,419,625
Sinch AB (a)(d)	181,530	3,056,579
Skandinaviska Enskilda Banken AB Class A	830,203	10,731,681
Skanska AB Class B	191,022	5,070,303
SKF AB Class B	174,754	4,452,553
SSAB AB Class B (a)	292,779	1,281,399
Stillfront Group AB (a)	146,409	1,408,083
Svenska Cellulosa AB SCA Class B	235,687	3,865,122
Svenska Handelsbanken AB Class A	711,108	8,028,927
Swedbank AB Class A	492,039	9,161,707
Swedish Match AB	756,080	6,452,029
Swedish Orphan Biovitrum AB (a)	105,456	1,924,242
Tele2 AB Class B (b)	409,036	5,576,796
Telefonaktiebolaget LM Ericsson Class B	1,647,763	20,723,840
Telia Co. AB	687,322	3,052,389
Tethys Oil AB	147,329	1,006,064
Thule Group AB (d)	42,411	1,881,484
Trelleborg AB Class B	116,223	2,700,316
Vitrolife AB	47,758	1,985,787
Volvo AB Class A (b)	98,219	2,437,056
Volvo AB Class B (b)	756,884	18,222,601
Wallenstam AB Class B	97,716	1,547,067
Wihlborgs Fastigheter AB	62,096	1,348,343
		381,127,882
SWITZERLAND — 7.4%
ABB, Ltd.	957,086	32,501,682
Adecco Group AG	142,807	9,711,525
Alcon, Inc.	245,714	17,220,050
ALSO Holding AG	2,970	856,283
Aryzta AG (a)	191,114	260,925
Bachem Holding AG Class B	2,948	1,747,719
Baloise Holding AG	23,224	3,625,492
Barry Callebaut AG	1,493	3,472,656
Belimo Holding AG	2,205	1,009,050
BKW AG	9,116	949,717
Bucher Industries AG	3,074	1,608,916
Cembra Money Bank AG	12,658	1,420,062
Chocoladefabriken Lindt & Spruengli AG (c)	200	1,991,670
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,257,965
Cie Financiere Richemont SA	249,649	30,235,523
Clariant AG	136,443	2,716,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Comet Holding AG	26,164	$7,203,698
Credit Suisse Group AG	882,004	9,247,993
CRISPR Therapeutics AG (a)(b)	19,987	3,235,695
Daetwyler Holding AG	3,332	1,126,467
DKSH Holding AG	14,374	1,100,967
dormakaba Holding AG	1,458	994,503
Dufry AG (a)	22,160	1,313,753
EMS-Chemie Holding AG	3,100	3,048,521
Flughafen Zurich AG (a)	9,190	1,521,145
Forbo Holding AG	357	676,653
Galenica AG (d)	23,059	1,628,985
Geberit AG	18,486	13,879,249
Georg Fischer AG	1,580	2,346,882
Givaudan SA	4,606	21,441,681
Helvetia Holding AG	15,209	1,637,146
Holcim, Ltd. (c)	290,162	17,421,962
Holcim, Ltd. (c)	4,729	283,210
Idorsia, Ltd. (a)(b)	46,398	1,276,968
Inficon Holding AG	1,030	1,192,297
Interroll Holding AG	220	873,479
IWG PLC (a)	325,256	1,350,671
Julius Baer Group, Ltd.	157,573	10,292,917
Kuehne + Nagel International AG	49,070	16,807,012
Leonteq AG	21,642	1,294,750
Logitech International SA	80,259	9,733,363
Lonza Group AG	32,399	22,986,168
Meyer Burger Technology AG (a)	171,844	105,875
Mobimo Holding AG	3,059	1,006,043
Nestle SA	1,242,608	154,890,781
Novartis AG	1,117,747	101,961,840
OC Oerlikon Corp. AG	88,788	985,519
Partners Group Holding AG	9,188	13,930,851
PSP Swiss Property AG	18,516	2,353,686
Roche Holding AG Bearer Shares	1	407
Roche Holding AG	333,225	125,651,078
Schindler Holding AG (c)	21,548	6,597,159
Schindler Holding AG (c)	10,839	3,170,731
Schweiter Technologies AG	317	465,032
SFS Group AG	7,786	1,121,130
SGS SA	3,029	9,352,265
Sika AG	81,026	26,516,325
Sonova Holding AG	26,459	9,961,305
St Galler Kantonalbank AG	1,418	630,495
STMicroelectronics NV	390,356	14,167,771
Straumann Holding AG	4,653	7,424,866
Sulzer AG	35,935	4,968,349
Swatch Group AG (c)	14,046	4,823,065
Swatch Group AG (c)	27,790	1,835,430
Swiss Life Holding AG	15,409	7,494,874
Swiss Prime Site AG	33,854	3,362,143
Swisscom AG	12,315	7,037,143
Temenos AG	46,242	7,433,939
Security Description	Shares	Value
u-blox Holding AG (b)	7,775	$571,969
UBS Group AG	1,608,452	24,639,671
Valiant Holding AG	7,442	738,282
VAT Group AG (d)	12,095	4,024,906
Vifor Pharma AG	17,065	2,210,779
Vontobel Holding AG	12,735	993,340
VZ Holding AG	6,606	560,297
Zur Rose Group AG (a)	3,299	1,265,208
Zurich Insurance Group AG	73,842	29,653,433
		846,407,375
TAIWAN — 0.4%
Medtecs International Corp., Ltd. (b)	367,300	233,627
Sea, Ltd. ADR (a)	157,281	43,189,363
		43,422,990
TURKEY — 0.0% (f)
Eldorado Gold Corp. (a)	49,358	490,670
UNITED KINGDOM — 10.0%
3i Group PLC	458,628	7,431,796
Admiral Group PLC	116,676	5,067,565
Afren PLC (a)(b)(e)	55,933	—
Aggreko PLC	103,882	1,237,037
AO World PLC (a)	148,666	519,598
Ashtead Group PLC	209,148	15,498,073
Associated British Foods PLC	170,287	5,212,985
AstraZeneca PLC	629,084	75,459,455
Auto Trader Group PLC (a)(d)	355,220	3,108,212
AVEVA Group PLC	54,110	2,771,740
Aviva PLC	2,425,750	13,601,923
Avon Rubber PLC	129,022	4,662,692
B&M European Value Retail SA (b)	369,466	2,925,606
Babcock International Group PLC (a)	246,742	988,499
BAE Systems PLC	1,490,870	10,750,917
Balfour Beatty PLC	1,279,689	5,420,156
Barclays PLC	6,705,782	15,852,050
Barratt Developments PLC	767,299	7,369,018
Beazley PLC (a)	251,576	1,155,222
Bellway PLC	47,914	2,144,582
Berkeley Group Holdings PLC	50,870	3,229,107
Big Yellow Group PLC REIT	132,960	2,400,666
Bodycote PLC	100,000	1,169,398
BP PLC	9,391,084	40,865,941
British American Tobacco PLC	1,061,623	41,064,219
British Land Co. PLC REIT	823,786	5,632,058
Britvic PLC	102,497	1,326,740
BT Group PLC (a)	4,496,992	12,051,998
Bunzl PLC	158,163	5,219,829
Burberry Group PLC (a)	261,471	7,462,581
Cairn Energy PLC	176,456	355,166

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Capita PLC (a)	1,105,302	$569,694
Capital & Counties Properties PLC REIT (a)	358,154	798,067
Centrica PLC (a)	3,256,082	2,314,730
Close Brothers Group PLC	71,148	1,489,054
CNH Industrial NV	474,201	7,830,797
Coca-Cola European Partners PLC	110,105	6,531,429
Compass Group PLC (a)	796,980	16,757,040
Croda International PLC	61,753	6,285,544
Daily Mail & General Trust PLC Class A	57,993	772,303
DCC PLC	40,181	3,284,966
Dechra Pharmaceuticals PLC	60,579	3,657,116
Derwent London PLC REIT	53,948	2,474,279
Diageo PLC	1,113,986	53,261,888
Dialog Semiconductor PLC (a)	37,056	2,881,017
Direct Line Insurance Group PLC	682,383	2,686,633
Dixons Carphone PLC (a)	483,908	870,380
Drax Group PLC	182,894	1,071,779
DS Smith PLC	326,394	1,884,299
easyJet PLC (a)	119,432	1,476,325
Electrocomponents PLC	261,953	3,723,694
Endeavour Mining PLC (b)	66,649	1,432,768
EnQuest PLC (a)(b)	6,363,049	1,823,974
Entain PLC (a)	260,686	6,285,977
Experian PLC	527,870	20,316,239
Farfetch, Ltd. Class A (a)	87,316	4,397,234
Firstgroup PLC (a)	1,648,519	1,865,147
Frasers Group PLC (a)	74,031	616,178
Future PLC	53,282	2,305,353
Gamesys Group PLC	73,098	1,862,094
Genuit Group PLC	100,000	845,447
GlaxoSmithKline PLC	2,418,691	47,426,427
Grafton Group PLC	103,832	1,645,242
Great Portland Estates PLC REIT	134,492	1,318,208
Gym Group PLC (a)(d)	448,391	1,740,598
Halma PLC	180,638	6,717,681
Hammerson PLC REIT (b)	1,732,788	891,197
Hargreaves Lansdown PLC	93,469	2,051,761
Hays PLC (a)	659,116	1,444,110
Hiscox, Ltd. (a)	139,525	1,602,883
HomeServe PLC	190,608	2,515,979
Howden Joinery Group PLC	282,855	3,190,865
HSBC Holdings PLC	9,213,986	53,116,708
IG Group Holdings PLC	172,168	2,014,518
IMI PLC	110,104	2,616,175
Imperial Brands PLC	455,472	9,796,829
Inchcape PLC	197,649	2,098,330
Indivior PLC (a)	383,125	818,248
Informa PLC (a)	566,643	3,926,470
IntegraFin Holdings PLC	100,000	711,447
InterContinental Hotels Group PLC (a)	94,118	6,253,930
Security Description	Shares	Value
Intermediate Capital Group PLC	140,810	$4,131,647
International Consolidated Airlines Group SA (a)	322,320	775,748
International Personal Finance PLC (a)	159,633	294,621
Intertek Group PLC	79,567	6,078,457
Intu Properties PLC REIT (a)(b)(e)	315,030	—
ITV PLC (a)	1,730,827	3,001,965
J Sainsbury PLC	1,165,023	4,374,407
JD Sports Fashion PLC	196,531	2,495,065
John Wood Group PLC (a)	494,394	1,500,509
Johnson Matthey PLC	94,254	4,001,267
Jupiter Fund Management PLC	396,739	1,545,572
Keller Group PLC	47,798	529,565
Kingfisher PLC	1,851,014	9,320,570
Lancashire Holdings, Ltd.	94,300	797,908
Land Securities Group PLC REIT	583,318	5,442,540
Legal & General Group PLC	2,792,552	9,937,619
Lloyds Banking Group PLC	33,121,989	21,363,652
London Stock Exchange Group PLC	147,223	16,209,485
LondonMetric Property PLC REIT	327,216	1,046,003
M&G PLC	1,205,782	3,812,851
Man Group PLC	1,302,659	3,238,305
Marks & Spencer Group PLC (a)	1,426,563	2,886,128
Marshalls PLC	145,833	1,382,023
Meggitt PLC (a)	298,943	1,904,640
Melrose Industries PLC	2,197,571	4,708,580
Micro Focus International PLC	169,893	1,283,802
Mondi PLC	344,598	9,049,615
Moneysupermarket.com Group PLC	393,600	1,395,234
National Express Group PLC (a)	300,000	1,104,884
National Grid PLC	1,819,589	23,145,887
Natwest Group PLC	2,118,739	5,947,526
Next PLC (a)	100,929	10,953,494
Ninety One PLC	134,547	409,286
Ocado Group PLC (a)	220,341	6,096,934
Pearson PLC	563,454	6,460,584
Pennon Group PLC	196,733	3,086,026
Pensana PLC (a)(b)	61,771	93,014
Persimmon PLC	59,825	2,444,647
Petrofac, Ltd. (a)(b)	113,181	172,302
Phoenix Group Holdings PLC	265,332	2,479,296
Playtech PLC (a)	230,996	1,356,853
Provident Financial PLC (a)	52,420	168,004
Prudential PLC	1,205,782	22,878,771
Quilter PLC (d)	1,112,332	2,285,739
Reckitt Benckiser Group PLC	338,787	29,939,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Redrow PLC	97,218	$821,659
RELX PLC (c)	594,763	15,767,184
RELX PLC (c)	480,850	12,819,002
Rentokil Initial PLC	873,590	5,973,764
Restaurant Group PLC (a)	1,486,669	2,632,919
Rightmove PLC	481,607	4,320,563
Rolls-Royce Holdings PLC (a)	4,366,685	5,967,208
Rotork PLC	517,000	2,431,170
Royal Mail PLC (a)	216,102	1,723,736
Sage Group PLC	529,923	5,008,770
Schroders PLC	53,967	2,619,037
Segro PLC REIT	459,637	6,949,699
Serco Group PLC	855,286	1,603,343
Severn Trent PLC	113,123	3,908,407
Shaftesbury PLC REIT (b)	147,598	1,161,206
Smith & Nephew PLC	451,979	9,756,038
Smiths Group PLC	269,453	5,918,551
Spectris PLC	58,352	2,610,164
Spirax-Sarco Engineering PLC	33,985	6,392,050
Spirent Communications PLC	380,000	1,293,479
SSE PLC	719,349	14,911,141
SSP Group PLC (a)	308,018	1,133,563
St James's Place PLC	247,118	5,042,200
Standard Chartered PLC	1,374,080	8,750,808
Standard Life Aberdeen PLC	1,752,773	6,561,909
Subsea 7 SA	119,296	1,145,936
Tate & Lyle PLC	430,143	4,387,729
Taylor Wimpey PLC	1,163,823	2,555,540
Telecom Plus PLC	29,363	460,802
Tesco PLC	4,069,959	12,535,242
Tiziana Life Sciences PLC ADR (a)(b)	175,074	410,549
TP ICAP Group PLC	386,714	1,043,878
Trainline PLC (a)(d)	133,271	540,539
Travis Perkins PLC (a)	67,211	1,568,214
Tritax Big Box REIT PLC	1,027,051	2,785,143
Ultra Electronics Holdings PLC	52,362	1,656,483
Unilever PLC (c)	1,182,381	69,101,005
Unilever PLC (c)	26,730	1,564,827
UNITE Group PLC REIT	125,305	1,859,122
United Utilities Group PLC	335,463	4,515,617
Victrex PLC	44,765	1,574,462
Virgin Money UK PLC ADR (a)	351,768	971,851
Vodafone Group PLC	13,589,448	22,779,334
Weir Group PLC (a)	54,712	1,399,021
WH Smith PLC (a)	50,943	1,131,985
Whitbread PLC (a)	130,596	5,632,458
Wickes Group PLC (a)	75,604	256,930
Wm Morrison Supermarkets PLC	1,863,374	6,350,449
Workspace Group PLC REIT	111,643	1,286,272
Security Description	Shares	Value
WPP PLC	634,127	$8,534,137
		1,149,879,070
UNITED STATES — 1.7%
Access Bio, Inc. ADR (a)	23,042	596,434
Adaptimmune Therapeutics PLC ADR (a)(b)	134,152	571,487
Argonaut Gold, Inc. (a)(b)	166,092	398,363
Atlassian Corp. PLC Class A (a)	55,409	14,232,356
Avita Medical, Inc. CDI (a)	602	2,364
Bausch Health Cos., Inc. (a)	159,781	4,694,204
Carnival PLC (a)	151,642	3,479,141
Cineworld Group PLC (a)(b)	568,575	608,259
Constellium SE (a)	38,580	731,091
CyberArk Software, Ltd. (a)	29,045	3,783,692
Ferguson PLC	162,705	22,589,269
Flex, Ltd. (a)	651,508	11,642,448
Globant SA (a)	18,949	4,153,242
Inmode, Ltd. (a)	7,495	709,627
International Game Technology PLC (a)(b)	49,466	1,185,205
James Hardie Industries PLC CDI	199,100	6,766,704
Jazz Pharmaceuticals PLC (a)	1,661	295,060
Nabriva Therapeutics PLC (a)(b)	85,936	116,014
Nitro Software, Ltd. (a)(b)	88,047	215,490
Nordic American Tankers, Ltd.	186,745	612,524
Pluristem Therapeutics, Inc. (a)	28,258	111,902
Primo Water Corp.	72,709	1,217,786
QIAGEN NV (a)	110,178	5,325,708
REC Silicon ASA (a)(b)	353,147	771,119
Rhi Magnesita NV	15,946	892,158
Schneider Electric SE (c)	269,788	42,449,871
Schneider Electric SE (c)	2,000	318,217
Spotify Technology SA (a)	54,569	15,038,671
Stellantis NV (c)	497,519	9,758,734
Stellantis NV (c)	508,496	9,982,488
Stratasys, Ltd. (a)	21,667	560,309
Swiss Re AG	161,758	14,608,706
Tenaris SA	178,037	1,940,745
UroGen Pharma, Ltd. (a)(b)	65,600	1,001,712
Waste Connections, Inc. (b)	122,423	14,641,724
		196,002,824
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	318,072	7,338,542
TOTAL COMMON STOCKS (Cost $9,187,371,280)		11,429,070,177

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (f)
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (a) (c)	32,808	$27,916
SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a)	114,747	160,573
TOTAL RIGHTS (Cost $187,904)		188,489
WARRANTS — 0.0% (f)
CANADA — 0.0% (f)
Cenovus Energy, Inc. (expiring 01/01/26) (a)	16,320	88,301
FRANCE — 0.0% (f)
Technicolor SA (expiring 9/22/24) (a) (b)	7,094	3,012
TOTAL WARRANTS (Cost $60,791)		91,313
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	20,034,675	20,040,685
State Street Navigator Securities Lending Portfolio II (i) (j)	125,123,238	125,123,238
TOTAL SHORT-TERM INVESTMENTS (Cost $145,163,923)		145,163,923
TOTAL INVESTMENTS — 100.8% (Cost $9,332,783,898)		11,574,513,902
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(96,622,249)
NET ASSETS — 100.0%		$11,477,891,653

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $445,382, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,425,390,174	$3,234,621	$445,382	$11,429,070,177
Rights	188,489	—	—	188,489
Warrants	91,313	—	—	91,313
Short-Term Investments	145,163,923	—	—	145,163,923
TOTAL INVESTMENTS	$11,570,833,899	$3,234,621	$445,382	$11,574,513,902
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	16.5%
Industrials	15.8
Consumer Discretionary	12.4
Information Technology	11.4
Health Care	10.6
Consumer Staples	8.5
Materials	8.4
Communication Services	5.4
Energy	3.9
Real Estate	3.7
Utilities	3.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,347,853	$11,350,122	$427,782,853	$419,092,753	$(674)	$1,137	20,034,675	$20,040,685	$5,790
State Street Navigator Securities Lending Portfolio II	121,695,745	121,695,745	1,140,715,542	1,137,288,049	—	—	125,123,238	125,123,238	1,568,535
Total		$133,045,867	$1,568,498,395	$1,556,380,802	$(674)	$1,137		$145,163,923	$1,574,325
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.5%
Abacus Property Group REIT	166,420	$393,561
Accent Group, Ltd.	225,084	471,459
Adairs, Ltd.	61,184	195,219
Adelaide Brighton, Ltd.	191,156	497,981
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Alkane Resources, Ltd. (b)(c)	185,484	160,140
Alliance Aviation Services, Ltd. (b)(c)	46,472	158,744
Altura Mining, Ltd. (a)(b)	31,575	—
AMA Group, Ltd. (b)(c)	335,304	144,744
APN Industria REIT (c)	86,008	214,374
ARB Corp., Ltd.	36,626	1,187,594
Arena REIT (c)	171,501	463,516
AUB Group, Ltd.	24,311	408,651
Audinate Group, Ltd. (b)	37,991	231,882
Aurelia Metals, Ltd.	450,395	138,635
Austal, Ltd.	118,597	182,525
Australian Agricultural Co., Ltd. (b)(c)	159,637	164,191
Australian Ethical Investment, Ltd.	43,646	276,556
Australian Finance Group, Ltd. (c)	125,838	269,248
Australian Pharmaceutical Industries, Ltd.	256,280	214,529
Aventus Group REIT	93,597	221,344
Baby Bunting Group, Ltd.	74,108	312,678
Bapcor, Ltd.	120,557	769,320
Bega Cheese, Ltd. (c)	74,213	328,164
Bellevue Gold, Ltd. (b)(c)	250,187	178,437
Betmakers Technology Group, Ltd. (b)	408,596	328,226
Bigtincan Holdings, Ltd. (b)(c)	155,823	132,777
Bingo Industries, Ltd.	214,672	552,796
Blackmores, Ltd. (c)	6,898	380,477
Bravura Solutions, Ltd. (c)	78,018	205,588
Brickworks, Ltd.	34,886	656,600
Bubs Australia, Ltd. (b)(c)	369,106	120,541
BWP Trust REIT	140,719	450,047
BWX, Ltd.	49,033	200,255
Capricorn Metals, Ltd. (b)	88,089	125,652
Carbon Revolution, Ltd. (b)(c)	51,191	42,659
Carnarvon Petroleum, Ltd. (b)(c)	455,658	85,521
Catapult Group International, Ltd. (b)(c)	92,576	139,003
Cedar Woods Properties, Ltd.	53,655	270,289
Centuria Capital Group	137,698	287,387
Centuria Industrial REIT	108,023	301,686
Centuria Office REIT	100,246	176,108
Cettire, Ltd. (b)	51,526	102,124
Chalice Mining, Ltd. (b)	120,509	671,303
Challenger, Ltd.	143,287	581,969
Champion Iron, Ltd. (b)	68,620	328,675
Security Description	Shares	Value
Charter Hall Long Wale REIT	171,212	$610,553
Charter Hall Retail REIT	307,269	876,593
Charter Hall Social Infrastructure REIT	141,095	368,626
City Chic Collective, Ltd. (b)	75,926	312,938
Clinuvel Pharmaceuticals, Ltd.	17,303	398,800
Clover Corp., Ltd. (c)	52,911	72,296
Codan, Ltd.	24,862	336,533
Collins Foods, Ltd.	42,973	370,045
Cooper Energy, Ltd. (b)(c)	763,624	149,056
Corporate Travel Management, Ltd. (b)(c)	33,674	543,284
Costa Group Holdings, Ltd.	157,785	392,093
Credit Corp. Group, Ltd.	23,131	516,279
Cromwell Property Group REIT (c)	338,017	222,046
CSR, Ltd.	206,786	894,209
Dacian Gold, Ltd. (b)	262,464	51,232
Data#3, Ltd.	37,534	158,082
De Grey Mining, Ltd. (b)	340,848	316,026
Dicker Data, Ltd. (c)	29,154	242,074
Domain Holdings Australia, Ltd. (b)	84,055	325,618
Dubber Corp., Ltd. (b)	175,580	407,314
Eagers Automotive, Ltd.	69,293	861,480
Eclipx Group, Ltd. (b)	123,152	209,876
Ecofibre, Ltd. (b)(c)	28,788	14,697
Elders, Ltd.	60,348	523,287
Electro Optic Systems Holdings, Ltd. (b)(c)	38,113	123,324
Elmo Software, Ltd. (b)(c)	34,762	111,176
Emeco Holdings, Ltd. (b)(c)	166,781	132,097
EML Payments, Ltd. (b)(c)	189,302	494,572
Eros STX Global Corp. (b)	111,111	170,000
Estia Health, Ltd. (b)(c)	83,684	155,180
Flight Centre Travel Group, Ltd. (b)(c)	40,673	453,449
Freedom Foods Group, Ltd. (b)(c)	461	126
G8 Education, Ltd. (b)(c)	22,077	16,657
Galaxy Resources, Ltd. (b)(c)	150,043	413,406
GDI Property Group REIT	183,323	154,145
Genworth Mortgage Insurance Australia, Ltd. (b)	74,714	123,401
Gold Road Resources, Ltd.	384,507	363,723
GrainCorp, Ltd. Class A	88,228	341,784
Growthpoint Properties Australia, Ltd. REIT (c)	87,893	268,562
GUD Holdings, Ltd.	39,652	356,927
GWA Group, Ltd.	116,569	242,414
Hansen Technologies, Ltd.	81,942	382,027
Healius, Ltd.	273,409	950,362
Hotel Property Investments REIT	97,079	232,494
HUB24, Ltd. (c)	25,007	535,247
Humm Group, Ltd. (b)(c)	97,014	72,105
IGO, Ltd.	217,051	1,243,317

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Imdex, Ltd. (c)	261,281	$400,160
Infomedia, Ltd. (c)	178,040	205,174
Ingenia Communities Group REIT	159,404	734,790
Inghams Group, Ltd. (c)	71,650	214,089
Integral Diagnostics, Ltd.	53,977	210,721
Integrated Research, Ltd. (c)	120,232	175,564
InvoCare, Ltd. (c)	108,025	938,325
IOOF Holdings, Ltd.	191,248	613,084
IPH, Ltd.	87,509	512,440
IRESS, Ltd.	66,556	645,073
Irongate Group REIT	178,359	194,159
iSignthis, Ltd. (a)(b)(c)	218,742	131,787
Jumbo Interactive, Ltd.	11,069	147,670
Juno Minerals, Ltd. (b)	50,447	7,385
Jupiter Mines, Ltd.	804,704	175,198
Karoon Energy, Ltd. (b)	532,931	532,130
Kogan.com, Ltd. (c)	53,197	462,478
Lifestyle Communities, Ltd. (c)	28,125	329,603
Link Administration Holdings, Ltd.	160,164	606,025
Liquefied Natural Gas, Ltd. (b)	255,645	6,398
Lovisa Holdings, Ltd.	30,701	351,494
Lynas Rare Earths, Ltd. (b)	342,727	1,469,196
MA Financial Group, Ltd. (c)	27,872	118,435
MACA, Ltd.	264,568	149,961
Mach7 Technologies, Ltd. (b)	156,594	125,205
Mayne Pharma Group, Ltd. (b)	790,942	190,016
McMillan Shakespeare, Ltd.	35,221	342,426
McPherson's, Ltd. (c)	56,425	46,597
Medical Developments International, Ltd. (b)	31,048	104,892
Megaport, Ltd. (b)(c)	57,936	801,621
MNF Group, Ltd. (c)	41,195	165,151
Monadelphous Group, Ltd.	39,553	310,307
Monash IVF Group, Ltd.	269,431	171,934
Money3 Corp., Ltd. (c)	64,794	162,958
Mount Gibson Iron, Ltd.	49,572	35,169
Myer Holdings, Ltd. (b)	369,817	98,562
Nanosonics, Ltd. (b)(c)	128,158	564,780
National Storage REIT	690,717	1,026,741
nearmap, Ltd. (b)	167,651	234,107
New Hope Corp., Ltd. (c)	338,786	440,015
nib holdings, Ltd.	115,107	562,572
Nick Scali, Ltd.	35,264	310,281
Nickel Mines, Ltd.	397,534	295,464
Nine Entertainment Co. Holdings, Ltd.	628,115	1,372,232
NRW Holdings, Ltd.	166,416	183,032
Nufarm, Ltd. (b)	141,782	487,508
Nuix, Ltd. (b)(c)	73,542	122,018
OceanaGold Corp. (b)(c)	272,217	516,603
OFX Group, Ltd.	190,891	191,321
Omni Bridgeway, Ltd.	100,477	282,874
oOh!media, Ltd. (b)	244,094	320,694
Opthea, Ltd. (b)	76,271	76,443
Security Description	Shares	Value
Orocobre, Ltd. (b)	81,890	$397,769
Orora, Ltd.	230,405	576,012
Pact Group Holdings, Ltd.	44,292	123,033
Paladin Energy, Ltd. (b)	897,638	347,059
Paradigm Biopharmaceuticals, Ltd. (b)(c)	92,814	146,328
Pendal Group, Ltd.	99,618	602,793
Perenti Global, Ltd.	369,365	185,792
Perpetual, Ltd.	25,562	768,587
Perseus Mining, Ltd. (b)	474,498	520,095
Pilbara Minerals, Ltd. (b)	1,014,219	1,104,066
Pinnacle Investment Management Group, Ltd. (c)	74,219	666,968
Platinum Asset Management, Ltd.	58,314	214,956
PointsBet Holdings, Ltd. (b)	65,432	627,793
PolyNovo, Ltd. (b)(c)	293,252	620,848
Praemium, Ltd. (b)(c)	96,735	79,160
Premier Investments, Ltd.	40,092	859,329
Pro Medicus, Ltd. (c)	12,555	553,475
Ramelius Resources, Ltd.	251,241	319,710
Redbubble, Ltd. (b)(c)	80,911	219,286
Regis Resources, Ltd.	342,234	606,360
Reject Shop, Ltd. (b)(c)	25,557	107,063
Resolute Mining, Ltd. (b)(c)	451,359	171,123
Rhipe, Ltd.	111,783	175,395
Rural Funds Group REIT	160,260	318,835
Sandfire Resources, Ltd.	91,330	468,306
SeaLink Travel Group, Ltd.	32,288	229,797
Select Harvests, Ltd. (c)	40,051	202,961
Senex Energy, Ltd.	33,356	85,894
Service Stream, Ltd.	187,355	122,371
SG Fleet Group, Ltd.	64,284	144,784
Shopping Centres Australasia Property Group REIT	457,110	864,802
Sigma Healthcare, Ltd.	379,445	169,497
Silver Lake Resources, Ltd. (b)	232,363	289,581
Silver Mines, Ltd. (b)(c)	781,902	146,753
SmartGroup Corp., Ltd.	82,930	459,477
SolGold PLC (b)	574,646	226,246
Southern Cross Media Group, Ltd. (b)	118,451	185,858
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (b)	103,036	40,224
St Barbara, Ltd.	300,240	384,316
Star Entertainment Group, Ltd. (b)	183,774	509,103
Starpharma Holdings, Ltd. (b)	201,846	226,546
Strike Energy, Ltd. (b)	496,090	119,181
Super Retail Group, Ltd. (c)	49,264	477,476
Superloop, Ltd. (b)(c)	88,331	61,673
Syrah Resources, Ltd. (b)	247,857	192,591
Tassal Group, Ltd. (c)	120,625	324,202
Technology One, Ltd.	106,665	745,533
Telix Pharmaceuticals, Ltd. (b)	93,726	428,522

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Temple & Webster Group, Ltd. (b)(c)	19,343	$156,690
Tiger Resources, Ltd. (a)(b)	2,464	—
Tyro Payments, Ltd. (b)(c)	87,294	241,172
United Malt Grp, Ltd.	89,673	301,603
Uniti Group, Ltd. (b)(c)	154,381	383,634
Virtus Health, Ltd.	71,012	351,861
Vista Group International, Ltd. (b)(c)	98,475	164,454
Vita Group, Ltd.	129	92
Waypoint REIT	264,674	520,605
Webjet, Ltd. (b)(c)	140,118	516,501
West African Resources, Ltd. (b)(c)	192,242	143,604
Western Areas, Ltd.	37,760	67,753
Westgold Resources, Ltd. (b)	167,518	236,437
Whispir, Ltd. (b)	41,804	81,913
Whitehaven Coal, Ltd. (b)	344,602	501,897
Wisr, Ltd. (b)	712,028	138,984
Zip Co., Ltd. (b)(c)	135,521	770,190
Zoono Group, Ltd. (c)	62,991	28,847
		71,129,335
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG (b)	10,529	455,752
DO & Co. AG (b)(c)	3,132	282,654
FACC AG (b)(c)	9,458	105,321
Lenzing AG (b)(c)	3,181	389,306
Palfinger AG	4,544	190,492
PIERER Mobility AG	1,487	129,661
Porr AG (b)	6,747	128,020
S IMMO AG	26,081	624,775
S&T AG (c)	19,621	449,083
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,180	175,728
		2,930,792
BELGIUM — 0.9%
AGFA-Gevaert NV (b)	78,373	363,870
Barco NV	17,596	481,613
Befimmo SA REIT	6,100	242,339
Bekaert SA	21,828	972,790
Biocartis Group NV (b)(c)(d)	15,199	73,450
Care Property Invest NV REIT (c)	3,651	116,903
Cie d'Entreprises CFE	2,383	248,688
Econocom Group SA	41,998	159,377
Fagron	19,899	444,355
Gimv NV	1,812	116,038
Intervest Offices & Warehouses NV REIT	11,615	314,741
Ion Beam Applications	9,315	184,037
Kinepolis Group NV (b)	7,465	402,977
Materialise NV ADR (b)	15,738	379,128
Mithra Pharmaceuticals SA (b)(c)	6,259	176,286
Security Description	Shares	Value
Montea NV REIT	1,021	$120,112
Ontex Group NV (b)(c)	34,124	424,911
Orange Belgium SA	6,114	137,181
Recticel SA	25,503	429,465
Retail Estates NV REIT	4,588	372,702
Tessenderlo Group SA (b)	23,031	972,324
X-Fab Silicon Foundries SE (b)(d)	38,317	363,521
Xior Student Housing NV REIT (c)	2,948	177,599
		7,674,407
BERMUDA — 0.1%
Golar LNG, Ltd. (b)	32,225	426,981
CANADA — 8.5%
Absolute Software Corp.	14,381	208,230
Advantage Energy, Ltd. (b)(c)	164,453	671,996
Aecon Group, Inc.	24,537	356,671
Ag Growth International, Inc.	5,484	170,592
AGF Management, Ltd. Class B (c)	22,789	146,123
Aimia, Inc. (b)(c)	56,749	223,641
Alaris Equity Partners Income	19,889	272,243
Alcanna, Inc. (b)(c)	28,284	152,806
Aleafia Health, Inc. (b)(c)	95,720	31,306
Alexco Resource Corp. (b)(c)	51,183	127,720
Altius Minerals Corp. (c)	31,577	434,270
Altus Group, Ltd. (c)	16,529	766,851
Americas Gold & Silver Corp. (b)(c)	55,802	83,818
Andlauer Healthcare Group, Inc. (c)	2,627	77,815
ARC Resources, Ltd. (c)	156,036	1,329,387
Aritzia, Inc. (b)	27,650	827,959
Artis Real Estate Investment Trust	70,587	639,005
Atrium Mortgage Investment Corp. (c)	30,157	354,101
ATS Automation Tooling Systems, Inc. (b)(c)	29,059	834,951
Aurinia Pharmaceuticals, Inc. (b)(c)	30,905	401,069
Aurora Cannabis, Inc. (b)(c)	88,714	804,537
AutoCanada, Inc. (b)(c)	14,316	577,357
Automotive Properties Real Estate Investment Trust	11,779	118,237
Badger Infrastructure Solutions, Ltd. (c)	13,090	397,679
Baytex Energy Corp. (b)	276,620	533,895
BELLUS Health, Inc. (b)(c)	31,337	97,430
Birchcliff Energy, Ltd. (c)	57,878	243,047
Boardwalk Real Estate Investment Trust	18,936	625,134
Bombardier, Inc. Class B (b)(c)	590,640	558,063
Bonterra Energy Corp. (b)	303	1,353
Burcon NutraScience Corp. (b)(c)	55,563	155,252

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Calian Group, Ltd. (c)	1,531	$74,318
Calibre Mining Corp. (b)(c)	60,327	80,384
Canaccord Genuity Group, Inc.	47,150	517,077
Canacol Energy, Ltd. (c)	44,277	121,214
Canadian Solar, Inc. (b)(c)	20,660	926,394
Canadian Western Bank	18,398	517,040
Canfor Corp. (b)	34,423	788,368
Cascades, Inc.	22,066	271,927
Celestica, Inc. (b)	49,943	392,026
Chartwell Retirement Residences	29,079	311,150
Civeo Corp. (b)	6,994	124,493
Cogeco, Inc.	3,768	292,543
Colossus Minerals, Inc. (a)(b)(c)	390	—
Cominar Real Estate Investment Trust	93,010	820,964
Computer Modelling Group, Ltd.	1,720	7,098
Corus Entertainment, Inc. Class B	137,839	707,951
Crescent Point Energy Corp.	144,000	652,378
Crombie Real Estate Investment Trust	32,460	465,025
Cronos Group, Inc. (b)(c)	52,592	453,592
Diversified Royalty Corp. (c)	53,769	115,936
Docebo, Inc. (b)(c)	3,443	203,972
Doman Building Materials Group, Ltd.	50,273	339,403
Dorel Industries, Inc. Class B (b)(c)	14,839	187,180
Dream Industrial Real Estate Investment Trust	53,176	656,165
Dream Office Real Estate Investment Trust	31,007	574,918
DREAM Unlimited Corp. Class A	19,037	407,090
Dundee Precious Metals, Inc.	66,769	404,938
Dye & Durham, Ltd.	9,400	361,562
dynaCERT, Inc. (b)(c)	171,935	50,679
ECN Capital Corp.	105,128	789,542
Endeavour Silver Corp. (b)(c)	70,975	435,032
Enerplus Corp.	69,400	499,357
Equitable Group, Inc.	5,648	606,762
ERO Copper Corp. (b)(c)	24,352	511,504
Exchange Income Corp.	18,971	610,663
Extendicare, Inc. (c)	39,610	272,213
Fiera Capital Corp. (c)	26,485	232,704
Firm Capital Mortgage Investment Corp.	26,872	319,652
First National Financial Corp.	3,772	149,899
Fortuna Silver Mines, Inc. (b)(c)	66,223	369,540
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
goeasy, Ltd. (c)	5,468	700,467
Security Description	Shares	Value
Golden Star Resources, Ltd. (b)(c)	44,434	$125,748
GoldMining, Inc. (b)(c)	62,088	90,252
Goodfood Market Corp. (b)(c)	27,648	171,251
Gran Colombia Gold Corp. (c)	30,293	124,763
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Great Canadian Gaming Corp. (b)	24,519	881,322
Green Organic Dutchman Holdings, Ltd. (b)(c)	363,500	101,274
Hardwoods Distribution, Inc.	7,890	235,241
Heroux-Devtek, Inc. (b)(c)	9,773	140,877
HEXO Corp. (b)(c)	65,024	378,077
Home Capital Group, Inc. (b)	27,816	835,626
Hudbay Minerals, Inc.	138,407	922,117
i-80 Gold Corp. (b)(c)	27,202	55,138
IMV, Inc. (b)(c)	25,562	55,323
Interfor Corp.	24,147	605,284
InterRent Real Estate Investment Trust	31,223	425,115
Intertape Polymer Group, Inc.	30,634	710,992
Jamieson Wellness, Inc. (d)	14,205	387,732
Karora Resources, Inc. (b)	47,546	153,201
Killam Apartment Real Estate Investment Trust	34,050	557,372
Knight Therapeutics, Inc. (b)	61,773	261,898
Labrador Iron Ore Royalty Corp. (c)	31,757	1,204,576
Largo Resources, Ltd. (b)	5,611	87,452
Laurentian Bank of Canada (c)	32,492	1,146,391
Liberty Gold Corp. (b)	65,642	79,515
LifeWorks, Inc. (c)	28,924	780,619
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lithium Americas Corp. (b)(c)	25,493	379,214
MAG Silver Corp. (b)(c)	44,294	927,159
Major Drilling Group International, Inc. (b)(c)	27,915	193,194
Marathon Gold Corp. (b)	70,940	184,468
Martinrea International, Inc.	58,905	621,730
MEG Energy Corp. (b)	66,000	478,091
Methanex Corp. (c)	14,746	489,310
Milestone Pharmaceuticals, Inc. (b)(c)	16,626	91,443
Minto Apartment Real Estate Investment Trust (d)	16,335	315,804
Morguard North American Residential Real Estate Investment Trust	17,548	238,074
MTY Food Group, Inc. (b)(c)	8,417	370,924
Mullen Group, Ltd.	50,865	548,782
Nemaska Lithium, Inc. (a)(b)	337,936	—
Neptune Wellness Solutions, Inc. (b)(c)	46,888	54,525
New Gold, Inc. (b)	291,643	525,207
NexGen Energy, Ltd. (b)(c)	129,719	534,254
NFI Group, Inc. (c)	29,263	665,702

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
North American Construction Group, Ltd. (c)	15,943	$243,078
North West Co., Inc. (c)	24,173	686,948
Northern Dynasty Minerals, Ltd. (b)(c)	175,014	84,800
NorthWest Healthcare Properties Real Estate Investment Trust	45,537	468,131
Nymox Pharmaceutical Corp. (b)	30,494	48,181
Optiva, Inc. (b)	2	43
Organigram Holdings, Inc. (b)(c)	127,697	366,086
Orla Mining, Ltd. (b)(c)	38,843	160,604
Osisko Gold Royalties, Ltd.	60,309	827,465
Osisko Mining, Inc. (b)(c)	76,832	191,723
Park Lawn Corp.	10,971	295,383
Peyto Exploration & Development Corp. (c)	4,374	29,494
Points International, Ltd. (b)	17,505	301,086
Polaris Infrastructure, Inc. (c)	23,288	363,528
Poseidon Concepts Corp. (a)(b)	43,064	—
PrairieSky Royalty, Ltd. (c)	51,060	618,922
Precision Drilling Corp. (b)(c)	10,601	442,258
Profound Medical Corp. (b)(c)	7,441	121,323
Real Matters, Inc. (b)(c)	31,912	460,782
Recipe Unlimited Corp. (b)	726	12,459
Richelieu Hardware, Ltd.	11,950	387,171
Rogers Sugar, Inc. (c)	54,029	252,191
Roxgold, Inc. (b)(c)	96,950	147,973
Russel Metals, Inc. (c)	28,434	777,727
Sabina Gold & Silver Corp. (b)	80,047	113,125
Sandstorm Gold, Ltd. (b)(c)	89,097	704,401
Savaria Corp. (c)	20,074	324,867
Seabridge Gold, Inc. (b)(c)	20,036	351,435
ShawCor, Ltd. (b)	43,970	209,854
Sienna Senior Living, Inc. (c)	32,373	429,793
Sierra Wireless, Inc. (b)(c)	14,648	277,984
Silvercorp Metals, Inc. (c)	53,462	293,581
SilverCrest Metals, Inc. (b)(c)	26,786	234,916
Slate Grocery REIT	9,321	96,725
Slate Office REIT	30,754	132,622
Sleep Country Canada Holdings, Inc. (d)	14,362	344,117
Southern Pacific Resource Corp. (a)(b)	281,142	—
Sprott, Inc. (c)	10,940	431,045
Summit Industrial Income REIT	55,506	796,529
SunOpta, Inc. (b)	26,979	330,223
Superior Plus Corp. (c)	71,125	877,072
Theratechnologies, Inc. (b)(c)	45,992	176,421
Tilray, Inc. (b)	100,875	1,823,131
Tilray, Inc. Class 2 (b)	57,827	1,045,512
Timbercreek Financial Corp. (c)	21,856	168,381
Torex Gold Resources, Inc. (b)(c)	32,230	371,674
Security Description	Shares	Value
TransAlta Corp.	119,727	$1,194,079
Transat AT, Inc. (b)(c)	35,340	175,801
Transcontinental, Inc. Class A	28,983	544,879
Tricon Residential, Inc. (c)	80,875	931,339
Trillium Therapeutics, Inc. (b)(c)	34,764	337,168
Trisura Group, Ltd. (b)	2,147	287,451
True North Commercial Real Estate Investment Trust	42,931	256,900
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Uni-Select, Inc. (b)	32,758	434,110
Uranium Participation Corp. (b)(c)	37,239	164,498
Valens Co., Inc (b)	52,700	123,845
Valeura Energy, Inc. (b)	113	43
Vermilion Energy, Inc. (b)(c)	68,330	599,260
Victoria Gold Corp. (b)	10,801	160,929
Village Farms International, Inc. (b)(c)	17,880	191,896
Wajax Corp.	10,099	196,222
Wallbridge Mining Co., Ltd. (b)	166,818	71,399
Well Health Technologies Corp. (b)(c)	22,845	161,979
Wesdome Gold Mines, Ltd. (b)	78,028	741,023
Western Forest Products, Inc.	161,945	275,946
Westshore Terminals Investment Corp. (c)	24,837	342,579
Whitecap Resources, Inc. (c)	208,958	1,039,475
WPT Industrial Real Estate Investment Trust	7,179	130,385
Xenon Pharmaceuticals, Inc. (b)	16,435	306,020
Zymeworks, Inc. (b)(c)	13,988	485,244
		71,653,929
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (c)	87,000	143,621
China Merchants Land, Ltd.	212,000	29,756
China Shandong Hi-Speed Financial Group, Ltd. (b)	3,270,000	187,378
China Tobacco International HK Co., Ltd. (c)	131,000	285,081
China Yuchai International, Ltd.	6,956	111,574
Greenland Hong Kong Holdings, Ltd.	140,000	45,069
Nexteer Automotive Group, Ltd.	322,000	447,807
Towngas China Co., Ltd.	143,833	106,312
VSTECS Holdings, Ltd.	438,000	353,633
Zensun Enterprises, Ltd.	1,930,000	161,541
		1,871,772
COLOMBIA — 0.0% (e)
Gran Tierra Energy, Inc. (b)	146,500	108,843
DENMARK — 1.1%
Alm Brand A/S	17,231	124,756

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
AMAG Pharmaceuticals, Inc. (a)(b)	308,573	$—
Asetek A/S (b)	11,466	129,914
Atlantic Sapphire ASA (b)(c)	12,459	131,609
Bang & Olufsen A/S (b)	44,720	238,201
Bavarian Nordic A/S (b)	27,354	1,128,962
Better Collective A/S (b)(c)	6,863	162,905
cBrain A/S (c)	6,004	300,653
Cementir Holding NV	29,616	302,046
Chemometec A/S	2,214	297,822
Drilling Co. of 1972 A/S (b)	13,588	567,742
FLSmidth & Co. A/S	8,865	368,565
H&H International A/S Class B (b)	26,320	805,061
Matas A/S	22,833	413,653
NKT A/S (b)	17,983	825,367
NNIT A/S (d)	6,717	132,186
Orphazyme A/S (b)	9,842	73,518
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	9,978	448,732
RTX A/S	3,547	98,877
Scandinavian Tobacco Group A/S Class A (d)	25,732	525,264
Spar Nord Bank A/S	30,023	338,028
Sydbank A/S	29,741	915,867
Zealand Pharma A/S (b)	18,716	552,775
		8,882,503
EGYPT — 0.0% (e)
Energean PLC (b)(c)	13,784	135,959
FINLAND — 0.8%
Aktia Bank Oyj	20,530	262,456
BasWare Oyj (b)	1,813	85,464
Bittium Oyj (c)	9,174	69,193
Caverion Oyj	55,625	454,834
Citycon Oyj (c)	42,843	365,052
Finnair Oyj (b)(c)	270,257	222,938
F-Secure Oyj	55,042	262,729
Kamux Corp.	12,364	240,318
Marimekko Oyj	2,612	199,794
Musti Group Oyj	7,491	277,345
Oriola Oyj Class B	30,230	66,035
Outokumpu Oyj (b)	79,685	477,406
QT Group Oyj (b)	3,618	423,481
Raisio Oyj Class V	39,176	174,918
Revenio Group Oyj	3,191	241,811
Rovio Entertainment Oyj (c)(d)	10,373	84,572
Sanoma Oyj	29,665	491,813
Talenom Oyj	11,290	191,192
Terveystalo Oyj (d)	22,890	309,456
Tokmanni Group Corp.	18,910	522,960
Uponor Oyj	22,046	638,968
YIT Oyj	61,583	377,207
		6,439,942
FRANCE — 2.1%
AB Science SA (b)	9,803	113,580
Security Description	Shares	Value
Air France-KLM (b)(c)	103,154	$497,885
Akka Technologies (b)	6,745	188,134
AKWEL	8,756	255,440
Albioma SA	10,275	420,631
Aubay	4,611	243,334
Bastide le Confort Medical	1,464	82,468
Beneteau SA (b)	24,137	381,845
Bigben Interactive (b)	19,225	378,462
Boiron SA	2,818	129,163
Bonduelle SCA	11,256	282,321
Carbios (b)	3,982	200,696
Carmila SA REIT	11,048	151,457
Cellectis SA (b)	15,893	252,557
Chargeurs SA	8,275	229,632
Cie des Alpes (b)	4,914	78,905
Claranova SADIR (b)	38,976	310,610
Coface SA (b)	36,407	441,249
Criteo SA ADR (b)	33,189	1,501,138
Cromwell European Real Estate Investment Trust	54,700	161,523
DBV Technologies SA (b)	8,060	88,740
Derichebourg SA (b)	25,783	260,508
Devoteam SA (b)	2,514	327,949
Elior Group SA (b)(d)	53,237	397,743
Eramet SA (b)	7,930	517,701
Esker SA	749	218,507
Etablissements Maurel et Prom SA (b)	1,712	3,858
Europcar Mobility Group (b)(d)	278,533	157,493
Fnac Darty SA (b)	10,526	677,191
Focus Home Interactive SA (b)	1,523	108,006
GL Events (b)	7,707	130,698
Innate Pharma SA (b)	44,207	141,757
IPSOS	18,450	777,829
Kaufman & Broad SA	7,962	378,630
LISI	4,817	157,379
LNA Sante SA	6,335	398,172
Maisons du Monde SA (b)(d)	24,471	606,522
Manitou BF SA	5,209	166,789
McPhy Energy SA (b)	4,354	110,290
Mersen SA (b)	6,531	254,427
Metropole Television SA	9,466	199,145
Nanobiotix SA (b)	11,711	163,046
Nexity SA	10,193	509,867
Nicox (b)	15,219	65,696
Novacyt SA (b)	28,954	130,788
Poxel SA (b)	14,002	116,567
Quadient SA	15,858	476,544
Rallye SA (b)	10,533	92,809
Sequans Communications SA ADR (b)(c)	20,910	125,878
SMCP SA (b)(d)	24,470	177,451
Solutions 30 SE (b)(c)	64,243	444,163
Talend SA ADR (b)(c)	11,212	735,507
Tarkett SA (b)	16,743	397,111
Television Francaise 1	33,798	341,691

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Valneva SE (b)	28,250	$373,209
Verimatrix SA (b)	27,844	69,012
Vicat SA	3,736	180,544
Vilmorin & Cie SA	3,472	230,577
Virbac SA	1,604	549,731
		17,560,555
GERMANY — 3.5%
2G Energy AG	1,176	134,581
Aareal Bank AG	26,281	606,815
ADVA Optical Networking SE (b)	10,500	145,439
Affimed NV (b)	37,745	320,832
AIXTRON SE	51,798	1,403,613
Allgeier SE	1,953	55,585
Amadeus Fire AG	2,741	501,235
Atoss Software AG	749	165,568
Aumann AG (b)(d)	321	6,532
AURELIUS Equity Opportunities SE & Co. KGaA	13,371	411,005
Bertrandt AG	2,454	164,135
bet-at-home.com AG	1,543	69,534
Bilfinger SE	16,980	508,248
Borussia Dortmund GmbH & Co. KGaA (b)	34,368	253,305
CANCOM SE	15,004	907,456
CECONOMY AG (b)	90,862	443,513
Cewe Stiftung & Co. KGaA	2,753	426,381
Corestate Capital Holding SA (b)(c)	13,985	182,433
CropEnergies AG	11,013	141,313
Datagroup SE (b)	2,084	160,642
Deutsche Beteiligungs AG	6,836	276,442
Deutsche EuroShop AG	19,411	460,390
Deutsche Pfandbriefbank AG (d)	81,611	806,973
Deutz AG (b)	53,236	430,564
DIC Asset AG	37,210	642,936
Dr Hoenle AG	1,173	65,102
Draegerwerk AG & Co. KGaA Preference Shares	4,303	407,214
Eckert & Ziegler Strahlen- und Medizintechnik AG	6,734	769,437
Elmos Semiconductor SE	8,784	380,219
ElringKlinger AG (b)	11,521	205,078
Flatex DEGIRO AG (b)	9,849	1,325,673
GFT Technologies SE	10,273	261,320
Hamborner REIT AG	42,627	453,901
Hamburger Hafen und Logistik AG	10,489	263,705
Hornbach Baumarkt AG	3,514	154,397
Hornbach Holding AG & Co. KGaA	5,630	641,623
HUGO BOSS AG	13,562	737,896
Indus Holding AG	18,962	751,067
Security Description	Shares	Value
Instone Real Estate Group AG (d)	8,781	$264,500
Jenoptik AG	21,065	576,062
JOST Werke AG (d)	6,732	401,569
Jumia Technologies AG ADR (b)	23,337	707,811
K+S AG (b)	50,489	687,364
Kloeckner & Co. SE (b)	48,853	668,568
Koenig & Bauer AG (b)	7,562	252,443
Leoni AG (b)	12,941	231,275
LPKF Laser & Electronics AG	7,311	212,938
Marley Spoon AG ADR (b)	59,422	140,971
MBB SE	2,088	325,367
Medigene AG (b)	12,743	59,617
Medios AG (b)	3,235	128,903
Mensch und Maschine Software SE	1,369	98,546
Nagarro SE (b)	1,953	239,713
New Work SE	756	237,583
Nordex SE (b)	33,820	821,395
Norma Group SE	15,017	768,978
Northern Data AG (b)	1,814	175,540
Pfeiffer Vacuum Technology AG	3,239	615,349
PVA TePla AG (b)	7,008	205,692
SAF-Holland SE (b)	28,090	390,749
Salzgitter AG (b)	18,412	547,180
Secunet Security Networks AG	435	193,450
SFC Energy AG (b)	5,619	187,580
Sirius Real Estate, Ltd.	156,670	239,373
SMA Solar Technology AG	6,659	382,053
SNP Schneider-Neureither & Partner SE (b)	2,250	166,234
Stabilus SA	7,352	597,670
STRATEC SE	1,666	232,739
SUESS MicroTec SE (b)	9,153	300,671
Takkt AG	14,241	236,775
VERBIO Vereinigte BioEnergie AG	10,074	510,366
Vossloh AG	3,603	181,808
Wacker Neuson SE	8,444	242,733
Washtec AG	5,252	325,743
zooplus AG (b)	2,293	742,905
		29,340,315
GHANA — 0.1%
Tullow Oil PLC (b)(c)	862,057	708,102
GREECE — 0.0% (e)
TT Hellenic Postbank SA (a)(b)	129,076	—
HONG KONG — 1.3%
Aidigong Maternal & Child Health, Ltd. (c)	1,918,000	298,844
Apollo Future Mobility Group, Ltd. (b)(c)	1,273,072	68,851
Beijing Gas Blue Sky Holdings, Ltd. (b)	2,888,000	43,139

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bright Smart Securities & Commodities Group, Ltd.	1,068,000	$276,426
Cafe de Coral Holdings, Ltd.	177,191	364,154
China Baoli Technologies Holdings, Ltd. (b)	5,000	38
China Household Holdings Ltd. (a)(b)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Chinese Estates Holdings, Ltd.	90,000	41,953
Chow Sang Sang Holdings International, Ltd.	68,000	117,685
CMBC Capital Holdings, Ltd. (c)	4,090,000	52,140
C-Mer Eye Care Holdings, Ltd. (c)	262,000	336,700
Dah Sing Financial Holdings, Ltd.	42,000	143,590
Esprit Holdings, Ltd. (b)	814,400	79,701
Fairwood Holdings, Ltd.	135,500	314,416
Far East Consortium International, Ltd.	500,461	188,820
Fortune Real Estate Investment Trust	275,000	294,623
Giordano International, Ltd.	1,158,000	252,003
Global Cord Blood Corp. (b)(c)	6,387	34,107
Glory Sun Financial Group, Ltd. (b)(c)	3,376,000	90,857
Gold Financial Holdings Ltd. (a)(b)	1,158,000	—
Great Eagle Holdings, Ltd.	43,849	149,065
Haitong International Securities Group, Ltd. (c)	691,000	190,416
Hong Kong ChaoShang Group, Ltd. (b)(c)	824,000	109,289
Hong Kong Television Network, Ltd. (b)(c)	89,000	111,739
Hutchison Port Holdings Trust Stapled Security	1,288,100	289,823
Hutchison Telecommunications Hong Kong Holdings, Ltd.	642,000	126,485
Johnson Electric Holdings, Ltd.	108,000	278,836
K Wah International Holdings, Ltd.	958,238	465,185
Lee's Pharmaceutical Holdings, Ltd. (c)	164,000	102,634
Lifestyle International Holdings, Ltd. (b)	70,000	53,722
Long Well International Holdings, Ltd. (a)(b)	2,380,000	—
Luk Fook Holdings International, Ltd.	109,000	376,160
Pacific Basin Shipping, Ltd. (b)	2,422,000	976,179
Pacific Textiles Holdings, Ltd.	402,000	241,743
PAX Global Technology, Ltd.	335,000	385,219
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Security Description	Shares	Value
Perfect Medical Health Management, Ltd.	260,000	$314,042
Prosperity REIT	494,000	188,927
Road King Infrastructure, Ltd.	413,482	514,333
Sa Sa International Holdings, Ltd. (b)(c)	641,248	183,312
Shun Tak Holdings, Ltd. (b)	810,849	261,030
SmarTone Telecommunications Holdings, Ltd.	188,792	111,828
SMI Culture & Travel Group Holdings Ltd. (a)(b)(c)	608,081	—
Stella International Holdings, Ltd.	136,000	210,151
Sun Hung Kai & Co., Ltd.	292,000	156,794
SUNeVision Holdings, Ltd.	240,000	245,691
Sunlight Real Estate Investment Trust	461,000	266,537
Superb Summit International Group Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd. (b)	154,216	146,951
Texhong Textile Group, Ltd.	182,500	295,164
Truly International Holdings, Ltd. (b)(c)	488,000	137,618
Value Partners Group, Ltd.	348,000	222,265
VTech Holdings, Ltd.	55,600	585,293
Yuexiu Real Estate Investment Trust	402,000	207,060
Zhuguang Holdings Group Co., Ltd.	1,072,000	248,473
		11,150,011
INDONESIA — 0.0% (e)
First Pacific Co., Ltd.	1,068,000	364,442
IRELAND — 0.5%
C&C Group PLC (b)	147,239	494,270
Cairn Homes PLC (b)	135,122	170,817
COSMO Pharmaceuticals NV (b)(c)	1,885	173,950
Dalata Hotel Group PLC (b)	116,688	530,689
Fineos Corp., Ltd. ADR (b)	42,813	125,353
Fly Leasing, Ltd. ADR (b)(c)	20,889	353,860
Glenveagh Properties PLC (b)(d)	197,719	225,096
Greencore Group PLC (b)	316,109	548,481
Hibernia REIT PLC	326,738	480,474
Irish Continental Group PLC (b)	66,426	340,306
Irish Residential Properties REIT PLC	306,344	552,933
Origin Enterprises PLC	51,575	201,531
Total Produce PLC	43,101	134,940
Uniphar PLC (b)	56,063	226,714
		4,559,414
ISRAEL — 2.9%
Africa Israel Properties, Ltd. (b)	4,909	212,570
Airport City, Ltd. (b)	17,291	290,047
Allot, Ltd. (b)	15,654	310,419

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Amot Investments, Ltd.	37,464	$245,813
Ashtrom Group, Ltd.	10,336	234,729
AudioCodes, Ltd.	13,447	444,961
Augwind Energy Tech Storage, Ltd. (b)	3,860	80,434
Azorim-Investment Development & Construction Co., Ltd. (b)	46,453	186,753
BATM Advanced Communications, Ltd. (b)	117,006	142,565
Bet Shemesh Engines Holdings 1997, Ltd. (b)	6,775	136,186
Big Shopping Centers, Ltd. (b)	2,298	294,082
Biondvax Pharmaceuticals, Ltd. ADR (b)	2,951	8,469
Blue Square Real Estate, Ltd.	1,922	147,402
Cellcom Israel, Ltd. (b)	30,325	131,872
Ceragon Networks, Ltd. (b)(c)	40,473	152,583
Clal Insurance Enterprises Holdings, Ltd. (b)	33,145	658,119
Compugen, Ltd. (b)(c)	27,101	224,396
Danel Adir Yeoshua, Ltd.	1,263	264,732
Delek Automotive Systems, Ltd.	20,277	266,336
Delek Group, Ltd. (b)	0	1
Delta Galil Industries, Ltd.	4,829	200,066
Elco, Ltd.	3,461	206,056
Electra Consumer Products 1970, Ltd.	4,415	253,776
Electra, Ltd.	1,835	1,041,251
Electreon Wireless, Ltd. (b)	1,855	111,977
Enlight Renewable Energy, Ltd. (b)	139,071	298,543
Equital, Ltd. (b)	7,195	195,211
Fattal Holdings 1998, Ltd. (b)	2,377	226,065
FIBI Holdings, Ltd. (b)	4,099	153,343
Formula Systems 1985, Ltd.	5,153	462,560
Fox Wizel, Ltd.	2,806	321,547
Gamida Cell, Ltd. (b)(c)	26,842	172,057
Gav-Yam Lands Corp., Ltd.	23,880	228,723
Gazit-Globe, Ltd.	86,662	625,264
Harel Insurance Investments & Financial Services, Ltd.	37,841	375,100
Hilan, Ltd.	3,522	169,912
IDI Insurance Co., Ltd.	5,963	199,468
Inrom Construction Industries, Ltd.	63,863	293,983
Isracard, Ltd. (b)	52,517	215,322
Israel Canada T.R, Ltd. (b)	81,374	330,890
Israel Discount Bank, Ltd. Class A (b)	1	5
Isras Investment Co., Ltd.	1,068	246,212
Itamar Medical Ltd. ADR (b)(c)	4,281	100,818
Ituran Location & Control, Ltd.	11,864	323,175
Kamada, Ltd. (b)	13,825	81,121
Magic Software Enterprises, Ltd.	10,416	169,052
Security Description	Shares	Value
Matrix IT, Ltd.	13,203	$357,050
Maytronics, Ltd.	10,308	214,828
Mediterranean Towers, Ltd.	40,538	119,928
Mega Or Holdings, Ltd.	6,100	196,563
Mehadrin, Ltd. (b)	1	36
Melisron, Ltd. (b)	5,812	397,752
Menora Mivtachim Holdings, Ltd.	7,908	156,534
Migdal Insurance & Financial Holding, Ltd. (b)	317,317	437,242
Mivne Real Estate KD, Ltd.	122,996	356,701
Nano Dimension, Ltd. ADR (b)(c)	97,895	806,655
Naphtha Israel Petroleum Corp., Ltd. (b)	19,340	90,097
Nova Measuring Instruments, Ltd. (b)	21,798	2,239,003
Oil Refineries, Ltd. (b)	1,752,961	451,891
One Software Technologies, Ltd.	12,940	194,030
OPC Energy, Ltd. (b)	18,041	176,175
Partner Communications Co., Ltd. (b)	48,329	221,289
Paz Oil Co., Ltd. (b)	5,020	616,543
Perion Network, Ltd. (b)	20,523	439,603
Phoenix Holdings, Ltd.	78,919	737,966
RADA Electronic Industries, Ltd. (b)	22,297	271,577
Radware, Ltd. (b)	22,736	699,814
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,015	264,176
Redhill Biopharma, Ltd. ADR (b)(c)	7,803	53,685
Reit 1, Ltd.	102,878	543,673
Sapiens International Corp. NV	21,961	589,041
Sella Capital Real Estate, Ltd. REIT	124,841	329,487
Shikun & Binui, Ltd. (b)	74,355	481,020
Shufersal, Ltd.	51,446	409,547
Silicom, Ltd. (b)	5,795	255,328
Summit Real Estate Holdings, Ltd. (b)	10,311	155,464
Tel Aviv Stock Exchange, Ltd.	26,713	165,107
Tufin Software Technologies, Ltd. (b)(c)	14,880	135,706
		23,997,477
ITALY — 1.8%
AMCO - Asset Management Co. SpA (a)(b)(c)	2,346	—
Anima Holding SpA (d)	132,250	657,297
Arnoldo Mondadori Editore SpA (b)	127,429	242,998
Ascopiave SpA	33,047	139,126
Autogrill SpA (b)(c)	41,147	301,561
Avio SpA (c)	6,079	89,681
Banca IFIS SpA	12,184	193,617

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Banca Monte dei Paschi di Siena SpA (b)(c)	145,145	$198,635
Banca Popolare di Sondrio SCPA (c)	204,810	888,471
Banca Sistema SpA (b)(c)(d)	83,249	202,386
BFF Bank SpA (d)	40,179	402,628
Biesse SpA (b)	10,206	341,071
BPER Banca	537,635	1,170,281
Cerved Group SpA (b)	84,482	981,835
Credito Emiliano SpA	12,705	76,088
Danieli & C Officine Meccaniche SpA	14,706	253,576
Datalogic SpA	4,806	113,647
Digital Bros SpA (c)	4,869	142,622
doValue SpA (d)	19,016	209,274
El.En. SpA	8,374	431,987
Esprinet SpA	23,421	411,625
Eurotech SpA (b)(c)	33,173	180,491
Falck Renewables SpA	91,584	603,869
Fila SpA	9,380	119,469
Fincantieri SpA (b)(c)	118,609	106,900
Gruppo MutuiOnline SpA	10,741	512,058
Illimity Bank SpA (b)	14,407	200,923
Immobiliare Grande Distribuzione SIIQ SpA REIT	18,719	90,127
Italmobiliare SpA	1,962	70,849
Juventus Football Club SpA (b)(c)	324,456	277,806
Maire Tecnimont SpA (c)	55,880	204,371
MARR SpA (b)	10,943	260,844
OVS SpA (b)(c)(d)	221,870	419,933
Piaggio & C SpA	74,516	293,030
Prima Industrie SpA (b)	354	9,257
RAI Way SpA (d)	42,789	257,777
Retelit SpA (c)	125,139	433,335
Safilo Group SpA (b)	55,015	87,425
Sesa SpA (b)	1,942	324,726
Societa Cattolica Di Assicurazione SPA (b)	71,904	597,323
Tamburi Investment Partners SpA	59,027	578,901
Technogym SpA (d)	48,030	612,877
Tinexta SpA	7,615	296,385
Tod's SpA (b)(c)	1,440	97,851
Unieuro SpA (d)	17,260	499,435
Webuild SpA (c)	218,805	580,718
		15,165,086
JAPAN — 30.7%
3-D Matrix, Ltd. (b)	39,800	145,946
77 Bank, Ltd.	38,000	417,011
Access Co., Ltd. (b)	10,800	88,354
Achilles Corp.	2,100	25,789
Adastria Co., Ltd.	10,000	182,899
ADEKA Corp.	35,800	672,520
Advanced Media, Inc. (b)	11,600	80,998
Adways, Inc.	10,500	83,913
Security Description	Shares	Value
Aeon Delight Co., Ltd. (b)	10,900	$342,252
Aeon Fantasy Co., Ltd.	7,900	159,011
AEON Financial Service Co., Ltd. (b)	37,900	446,987
Ai Holdings Corp.	17,600	347,275
AI inside, Inc. (b)(c)	400	48,329
Aichi Bank, Ltd.	8,100	201,934
Aichi Steel Corp.	3,200	87,936
Aida Engineering, Ltd.	27,600	245,936
Aiful Corp.	107,376	370,529
Aiming, Inc. (b)	18,700	59,306
Airtrip Corp. (c)	10,400	258,337
Aisan Industry Co., Ltd.	26,700	211,935
Akatsuki, Inc.	2,300	73,669
Akebono Brake Industry Co., Ltd. (b)	62,300	97,107
Akita Bank, Ltd.	1,800	22,640
ALBERT, Inc. (b)(c)	900	46,707
Albis Co., Ltd. (c)	4,700	99,090
Alconix Corp.	10,900	143,873
Altech Corp. (c)	11,880	207,651
Amiyaki Tei Co., Ltd.	1,700	44,663
Amuse, Inc.	9,300	196,910
Anest Iwata Corp.	21,000	191,477
AnGes, Inc. (b)(c)	40,900	329,441
Anicom Holdings, Inc.	40,800	326,797
Aomori Bank, Ltd.	7,600	140,578
Arakawa Chemical Industries, Ltd.	10,900	117,063
Arata Corp.	7,300	283,476
Arcland Sakamoto Co., Ltd.	10,700	146,247
Arcland Service Holdings Co., Ltd. (c)	10,700	211,706
Arcs Co., Ltd.	22,200	483,244
Arealink Co., Ltd.	4,100	49,278
Argo Graphics, Inc.	10,900	327,521
Arisawa Manufacturing Co., Ltd.	10,900	87,994
Aruhi Corp.	10,900	140,632
Asahi Holdings, Inc.	41,746	852,297
ASAHI YUKIZAI Corp.	10,800	130,196
Asanuma Corp. (c)	8,200	333,201
Asia Pile Holdings Corp.	6,600	27,948
ASKA Pharmaceutical Holdings Co., Ltd.	10,800	95,846
ASKUL Corp.	21,800	340,189
Atom Corp. (c)	11,400	79,499
Atrae, Inc. (b)	11,500	223,908
Autobacs Seven Co., Ltd.	21,700	288,968
Avex, Inc. (c)	15,400	227,691
Awa Bank, Ltd.	31,700	574,079
Axial Retailing, Inc.	10,000	337,868
Bando Chemical Industries, Ltd.	32,700	262,802
Bank of Iwate, Ltd.	8,000	122,534
Bank of Nagoya, Ltd.	3,160	70,466
Bank of Okinawa, Ltd.	20,000	445,446

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Saga, Ltd.	10,900	$134,249
Bank of the Ryukyus, Ltd.	42,120	272,476
BASE, Inc. (b)(c)	16,500	251,090
BayCurrent Consulting, Inc.	7,200	2,588,341
Belc Co., Ltd.	6,300	304,244
Bell System24 Holdings, Inc.	12,400	195,290
Belluna Co., Ltd.	22,300	196,298
BeNext-Yumeshin Group Co.	33,777	388,014
Bic Camera, Inc.	31,800	320,607
BML, Inc.	11,700	399,522
BrainPad, Inc. (b)	1,300	57,393
Broadleaf Co., Ltd. (c)	50,000	232,904
BRONCO BILLY Co., Ltd.	8,200	175,466
Bunka Shutter Co., Ltd.	35,000	349,401
Bushiroad, Inc. (b)	6,500	163,686
CAICA, Inc. (b)	73,890	127,156
Can Do Co., Ltd. (c)	20,000	351,924
Carna Biosciences, Inc. (b)	4,400	54,192
Cawachi, Ltd.	4,600	93,003
Central Glass Co., Ltd.	34,569	662,788
Central Security Patrols Co., Ltd. (c)	6,500	181,255
Change, Inc. (b)(c)	7,000	188,260
Chatwork Co., Ltd. (b)(c)	9,600	94,798
Chiba Kogyo Bank, Ltd.	52,700	122,978
Chiyoda Co., Ltd.	16,300	129,971
Chiyoda Corp. (b)	91,100	361,970
Chiyoda Integre Co., Ltd.	5,600	89,810
Chofu Seisakusho Co., Ltd.	10,900	196,414
Chubu Shiryo Co., Ltd.	10,800	109,567
Chudenko Corp.	10,000	205,514
Chugoku Bank, Ltd.	34,200	260,067
Chugoku Marine Paints, Ltd.	31,400	242,735
CI Takiron Corp.	36,800	193,632
Citizen Watch Co., Ltd.	117,600	434,418
CKD Corp.	36,800	775,854
CMK Corp. (b)	31,900	123,875
cocokara fine, Inc. (c)	10,800	807,640
COLOPL, Inc.	32,100	239,181
Colowide Co., Ltd.	17,800	317,703
Computer Engineering & Consulting, Ltd.	10,700	152,802
Comture Corp.	10,900	232,849
CONEXIO Corp.	10,800	145,959
Cosel Co., Ltd.	19,000	179,917
Cosmo Energy Holdings Co., Ltd.	20,800	477,319
CRE Logistics REIT, Inc.	183	309,149
Create Restaurants Holdings, Inc. (b)(c)	27,900	229,253
CTS Co., Ltd.	31,800	242,962
Curves Holdings Co., Ltd.	20,100	166,066
Cyber Security Cloud, Inc. (b)(c)	2,500	69,150
CYBERDYNE, Inc. (b)(c)	10,900	48,318
Cybozu, Inc. (c)	5,300	112,647
Security Description	Shares	Value
Dai Nippon Toryo Co., Ltd.	10,800	$81,834
Daibiru Corp.	20,800	262,741
Daido Metal Co., Ltd.	24,300	130,925
Daido Steel Co., Ltd.	16,700	826,047
Daihen Corp.	9,600	400,036
Daiho Corp.	12,400	449,680
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	18,400	309,015
Daiichikosho Co., Ltd.	12,000	461,123
Daiken Corp.	9,900	186,065
Daiki Aluminium Industry Co., Ltd.	32,100	324,789
Daikyonishikawa Corp.	15,600	96,982
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	181,724
Daiseki Co., Ltd.	20,400	917,164
Daishi Hokuetsu Financial Group, Inc.	27,000	586,999
Daito Pharmaceutical Co., Ltd.	8,600	261,123
Daiwabo Holdings Co., Ltd.	52,000	893,450
DCM Holdings Co., Ltd.	64,793	617,632
DDS, Inc. (b)	57,800	116,652
Demae-Can Co., Ltd. (b)(c)	10,672	148,845
Denyo Co., Ltd.	10,000	175,511
Descente, Ltd. (b)	19,800	552,131
Dexerials Corp.	29,100	614,563
Digital Arts, Inc.	8,100	617,407
Digital Garage, Inc.	14,300	643,558
Digital Hearts Holdings Co., Ltd.	6,200	85,802
Dip Corp.	12,600	389,954
DKK Co., Ltd.	8,700	173,702
DKS Co., Ltd.	8,400	245,211
DMG Mori Co., Ltd. (c)	32,100	576,695
Doshisha Co., Ltd.	10,900	169,800
Doutor Nichires Holdings Co., Ltd.	40,672	628,091
Dowa Holdings Co., Ltd.	29,400	1,158,888
DTS Corp.	53,624	1,277,912
Duskin Co., Ltd.	19,100	436,070
DyDo Group Holdings, Inc.	4,100	184,332
Dynam Japan Holdings Co., Ltd.	10,000	9,374
Earth Corp.	10,300	598,567
EDION Corp.	61,400	600,225
Edulab, Inc.	2,400	120,011
eGuarantee, Inc.	21,100	446,562
E-Guardian, Inc.	10,800	275,376
Ehime Bank, Ltd.	17,240	121,312
Eiken Chemical Co., Ltd.	15,600	302,049
Eizo Corp.	10,800	483,125
Enigmo, Inc.	9,700	124,014
en-japan, Inc.	10,700	380,800
EPS Holdings, Inc. (b)	16,300	264,054
eRex Co., Ltd.	22,900	557,490
ES-Con Japan, Ltd. (c)	31,800	219,182

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Eslead Corp.	14,900	$212,780
ESPEC Corp.	12,700	256,197
euglena Co., Ltd. (b)	35,300	290,695
Exedy Corp.	13,900	204,010
FAN Communications, Inc.	37,300	133,082
FCC Co., Ltd.	30,628	446,492
FDK Corp. (b)(c)	19,300	204,668
Feed One Co., Ltd.	9,160	60,577
Ferrotec Holdings Corp.	31,900	981,516
FIDEA Holdings Co., Ltd.	145,800	157,636
Financial Products Group Co., Ltd.	24,400	163,121
Fixstars Corp.	14,300	111,705
Fronteo, Inc. (b)	15,100	169,380
Frontier Real Estate Investment Corp. REIT (c)	146	682,710
Fudo Tetra Corp.	9,040	143,920
Fuji Co., Ltd.	10,900	192,093
Fuji Corp.	33,800	774,120
Fuji Kyuko Co., Ltd.	7,400	354,699
Fuji Pharma Co., Ltd.	7,000	72,718
Fuji Seal International, Inc.	10,100	211,937
Fuji Soft, Inc.	14,300	717,641
Fujibo Holdings, Inc.	7,200	251,050
Fujikura, Ltd. (b)	138,900	645,755
Fujimi, Inc.	10,700	487,810
Fujimori Kogyo Co., Ltd.	7,500	274,349
Fujita Kanko, Inc. (b)	4,399	88,384
Fujitec Co., Ltd.	32,200	714,846
Fujiya Co., Ltd.	200	3,853
Fukuda Corp. (c)	4,000	173,709
Fukui Bank, Ltd.	12,900	156,790
Fukuoka REIT Corp.	717	1,208,028
Fukushima Galilei Co., Ltd.	8,400	337,922
FULLCAST Holdings Co., Ltd.	10,700	222,889
Fumakilla, Ltd. (c)	14,400	189,682
Funai Electric Co., Ltd. (b)(c)	35,100	289,996
Funai Soken Holdings, Inc.	17,800	386,183
Furukawa Co., Ltd.	17,838	200,896
Furukawa Electric Co., Ltd.	15,700	391,404
Furuno Electric Co., Ltd.	16,300	147,448
Fuso Chemical Co., Ltd.	10,900	402,649
Futaba Corp.	10,800	75,607
Fuyo General Lease Co., Ltd.	10,000	632,489
GA Technologies Co., Ltd. (b)	4,500	89,927
Gakken Holdings Co., Ltd.	17,500	212,857
Genki Sushi Co., Ltd. (c)	1,600	36,270
Genky DrugStores Co., Ltd.	5,100	178,286
Geo Holdings Corp.	16,700	185,071
giftee, Inc. (b)	5,100	162,663
Giken, Ltd.	8,900	363,249
Global One Real Estate Investment Corp. REIT	298	336,153
GLOBERIDE, Inc.	6,800	274,782
Glory, Ltd.	29,100	603,814
GMO GlobalSign Holdings KK	1,700	72,065
Security Description	Shares	Value
GNI Group, Ltd. (b)(c)	12,300	$232,502
Goldcrest Co., Ltd.	11,600	173,702
Grace Technology, Inc.	6,200	89,768
Gree, Inc.	40,200	212,971
GS Yuasa Corp.	31,800	812,262
G-Tekt Corp.	11,900	166,079
GungHo Online Entertainment, Inc.	12,300	245,025
Gunma Bank, Ltd.	60,600	191,098
Gunze, Ltd.	9,200	383,368
Gurunavi, Inc. (b)	8,900	43,782
H.U. Group Holdings, Inc.	26,100	673,488
H2O Retailing Corp.	56,300	457,035
Hachijuni Bank, Ltd.	105,800	341,260
Hamakyorex Co., Ltd.	7,200	206,938
Hankyu Hanshin REIT, Inc.	391	566,825
Hanwa Co., Ltd.	25,300	731,715
Happinet Corp.	3,700	49,204
Hazama Ando Corp.	83,200	613,187
HEALIOS KK (b)	13,100	215,048
Heiwa Real Estate Co., Ltd.	12,600	475,664
Heiwa Real Estate REIT, Inc.	326	514,010
Heiwado Co., Ltd.	16,300	325,736
Hennge KK (b)	2,700	92,562
Hibiya Engineering, Ltd.	7,500	122,714
Hiday Hidaka Corp. (c)	10,604	172,163
Hioki EE Corp.	8,200	448,455
Hirano Tecseed Co., Ltd.	10,700	245,158
Hirata Corp.	6,800	405,586
Hirogin Holdings, Inc.	43,900	231,386
HIS Co., Ltd. (b)(c)	10,000	216,866
Hochiki Corp.	13,600	143,854
Hogy Medical Co., Ltd.	10,800	332,300
Hokkaido Electric Power Co., Inc. (c)	93,900	425,549
Hokkaido Gas Co., Ltd. (c)	2,900	40,421
Hokkoku Bank, Ltd.	16,300	325,001
Hokuetsu Corp.	43,100	224,063
Hokuhoku Financial Group, Inc.	58,200	425,265
Hokuriku Electric Power Co.	31,800	173,626
H-One Co., Ltd.	17,500	119,358
Hoosiers Holdings	33,400	214,863
Hoshino Resorts REIT, Inc.	125	760,204
Hosiden Corp.	20,500	183,778
Hosokawa Micron Corp.	4,800	257,320
Howa Machinery, Ltd.	27,400	199,223
Hulic Reit, Inc.	322	542,807
Hyakugo Bank, Ltd.	96,000	264,672
Hyakujushi Bank, Ltd.	12,800	168,145
IBJ Leasing Co., Ltd.	10,700	361,037
IBJ, Inc. (c)	11,600	117,369
Ichibanya Co., Ltd.	5,600	256,816
Ichigo Hotel REIT Investment Corp.	200	174,250

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	496	$441,524
Ichigo, Inc.	24,700	78,335
Ichikoh Industries, Ltd.	28,300	184,604
Idec Corp.	11,000	208,226
Iino Kaiun Kaisha, Ltd.	81,280	320,755
Imasen Electric Industrial	21,100	133,835
Imuraya Group Co., Ltd.	8,600	180,151
Inaba Denki Sangyo Co., Ltd.	14,500	337,841
Inabata & Co., Ltd.	16,400	252,819
Infocom Corp.	11,200	309,289
Infomart Corp.	74,800	613,954
Insource Co., Ltd. (c)	13,900	300,442
Intage Holdings, Inc.	31,800	444,381
Internet Initiative Japan, Inc.	23,500	730,471
Invesco Office J-REIT, Inc.	3,553	726,350
Invincible Investment Corp. REIT (c)	2,186	842,966
Iriso Electronics Co., Ltd.	10,300	497,414
Ishihara Sangyo Kaisha, Ltd.	13,500	136,107
Istyle, Inc. (b)	31,800	148,986
Itfor, Inc.	32,400	234,410
Itochu Enex Co., Ltd.	24,900	221,877
Itoki Corp.	25,600	83,265
Iwatani Corp.	36,900	2,214,199
J Front Retailing Co., Ltd.	92,500	820,907
J Trust Co., Ltd. (b)(c)	49,400	164,682
Jaccs Co., Ltd.	15,000	351,383
JAFCO Group Co., Ltd.	13,500	840,481
Japan Aviation Electronics Industry, Ltd.	33,000	583,647
Japan Communications, Inc. (b)(c)	116,800	219,941
Japan Display, Inc. (b)(c)	336,710	115,280
Japan Elevator Service Holdings Co., Ltd.	19,500	453,635
Japan Excellent, Inc. REIT (c)	588	841,287
Japan Hotel REIT Investment Corp.	1,660	996,090
Japan Lifeline Co., Ltd.	28,000	340,824
Japan Material Co., Ltd.	38,000	462,546
Japan Petroleum Exploration Co., Ltd.	12,900	232,105
Japan Pulp & Paper Co., Ltd.	7,900	251,257
Japan Securities Finance Co., Ltd.	22,800	166,599
Japan Steel Works, Ltd.	33,900	871,706
Japan Wool Textile Co., Ltd.	18,900	164,666
JCU Corp.	10,900	351,581
Jeol, Ltd.	16,500	966,303
Jimoto Holdings, Inc.	13,510	78,024
JINS Holdings, Inc.	6,600	506,046
JMDC, Inc. (b)	3,600	179,692
Joshin Denki Co., Ltd.	13,500	327,192
Joyful Honda Co., Ltd.	38,800	473,333
JSP Corp.	8,100	116,402
Juki Corp.	29,900	213,629
Security Description	Shares	Value
Juroku Bank, Ltd.	19,400	$341,890
JVC Kenwood Corp.	68,700	146,697
Kadokawa Corp.	23,300	946,779
Kaga Electronics Co., Ltd.	14,800	397,102
Kamakura Shinsho, Ltd.	5,300	48,039
Kameda Seika Co., Ltd.	1,600	63,862
Kamei Corp.	15,800	159,865
Kanamoto Co., Ltd.	14,600	336,488
Kanematsu Corp.	85,599	1,139,109
Kanematsu Electronics, Ltd.	7,900	255,528
Kanto Denka Kogyo Co., Ltd.	24,000	214,290
Kaonavi, Inc. (b)(c)	2,900	90,535
Kasai Kogyo Co., Ltd. (b)	28,200	101,377
Katakura Industries Co., Ltd.	53,674	719,587
Katitas Co., Ltd.	19,100	536,913
Kato Sangyo Co., Ltd.	10,400	317,182
Kato Works Co., Ltd.	8,400	74,320
KAWADA TECHNOLOGIES, Inc.	1,300	41,112
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	215,344
Kawasaki Kisen Kaisha, Ltd. (b)	34,600	1,245,401
Keiyo Bank, Ltd.	66,500	243,855
Keiyo Co., Ltd. (c)	28,300	200,158
Kenedix Residential Next Investment Corp. REIT	232	501,876
Kenedix Retail REIT Corp.	220	595,639
Kenko Mayonnaise Co., Ltd.	10,900	156,149
KH Neochem Co., Ltd.	13,700	318,585
Kintetsu World Express, Inc.	11,800	248,567
Kisoji Co., Ltd.	10,300	217,155
Kissei Pharmaceutical Co., Ltd.	19,500	378,264
Kitanotatsujin Corp.	39,800	177,144
Kito Corp.	12,700	191,318
Kitz Corp.	96,100	653,712
Kiyo Bank, Ltd.	57,560	745,236
KLab, Inc. (b)	10,100	63,244
Koa Corp.	15,200	237,333
Kobe Steel, Ltd.	117,600	755,463
Kohnan Shoji Co., Ltd.	10,800	371,709
Kokuyo Co., Ltd.	10,000	156,320
Komatsu Matere Co., Ltd.	24,200	196,670
KOMEDA Holdings Co., Ltd.	18,300	341,301
Komeri Co., Ltd.	10,300	242,953
Komori Corp.	41,436	303,518
Konica Minolta, Inc.	155,500	860,231
Konishi Co., Ltd.	11,100	161,415
Konoike Transport Co., Ltd.	10,900	119,027
Koshidaka Holdings Co., Ltd.	20,100	109,564
Kotobuki Spirits Co., Ltd.	14,400	931,543
Kourakuen Holdings Corp. (b)(c)	8,000	111,073
Krosaki Harima Corp.	3,300	127,998
Kudan, Inc. (b)	3,300	118,038
Kumagai Gumi Co., Ltd.	18,200	459,140

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kumiai Chemical Industry Co., Ltd.	43,700	$334,670
Kura Sushi, Inc. (c)	10,900	456,663
Kurabo Industries, Ltd.	24,470	419,335
Kureha Corp.	8,200	475,052
Kurimoto, Ltd.	5,300	78,886
KYB Corp.	13,683	463,538
Kyoei Steel, Ltd.	13,700	178,733
Kyokuto Kaihatsu Kogyo Co., Ltd.	13,500	191,815
KYORIN Holdings, Inc.	27,200	444,062
Kyoritsu Maintenance Co., Ltd.	10,900	355,510
Kyosan Electric Manufacturing Co., Ltd.	10,900	41,443
LAC Co., Ltd.	6,900	64,965
Lacto Japan Co., Ltd. (c)	7,400	186,550
LEC, Inc. (c)	12,400	126,246
Lifenet Insurance Co. (b)	10,900	121,384
LIFULL Co., Ltd.	28,600	91,219
Locondo, Inc. (c)	4,100	70,260
M&A Capital Partners Co., Ltd. (b)	8,400	410,199
Macnica Fuji Electronics Holdings, Inc.	28,000	673,826
Maeda Corp.	30,200	262,029
Maeda Kosen Co., Ltd.	7,500	235,832
Maeda Road Construction Co., Ltd.	10,900	214,288
Makino Milling Machine Co., Ltd.	15,900	641,788
Makuake, Inc. (b)(c)	1,200	70,601
Mandom Corp.	13,500	251,779
Mars Group Holdings Corp.	10,900	159,783
Marudai Food Co., Ltd.	32,431	495,275
Maruha Nichiro Corp.	31,420	668,372
Marusan Securities Co., Ltd.	53,238	289,718
Maruwa Co., Ltd.	3,600	362,952
Matsuya Co., Ltd. (b)	25,600	215,890
Max Co., Ltd.	16,900	277,429
Maxell Holdings, Ltd. (b)	22,900	256,256
MCJ Co., Ltd.	33,600	375,082
MEC Co., Ltd. (c)	12,100	352,131
Media Do Co., Ltd. (c)	2,300	94,391
Medical Data Vision Co., Ltd. (c)	12,400	245,788
Medley, Inc. (b)	4,000	172,989
MedPeer, Inc. (b)	3,500	138,909
Megachips Corp.	10,900	312,789
Megmilk Snow Brand Co., Ltd.	20,000	380,935
Meidensha Corp.	24,600	489,606
Meiko Electronics Co., Ltd.	10,667	313,311
Meiko Network Japan Co., Ltd.	24,100	125,505
Meisei Industrial Co., Ltd.	28,400	187,303
Meitec Corp.	10,800	584,809
Melco Holdings, Inc.	4,000	191,008
Michinoku Bank, Ltd.	5,720	47,980
Security Description	Shares	Value
Mie Kotsu Group Holdings, Inc. (c)	44,500	$187,238
Milbon Co., Ltd.	10,800	611,082
Mimasu Semiconductor Industry Co., Ltd.	12,800	316,108
Minkabu The Infonoid, Inc. (c)	6,800	237,102
Mirai Corp. REIT	535	250,171
Mirait Holdings Corp.	36,160	642,142
Miroku Jyoho Service Co., Ltd.	10,800	155,203
Mitsubishi Estate Logistics REIT Investment Corp.	109	482,688
Mitsubishi Kakoki Kaisha, Ltd. (c)	16,500	386,075
Mitsubishi Logisnext Co., Ltd.	10,900	99,877
Mitsubishi Pencil Co., Ltd.	23,900	309,651
Mitsubishi Research Institute, Inc.	6,900	245,252
Mitsubishi Shokuhin Co., Ltd.	8,000	202,469
Mitsuboshi Belting, Ltd.	11,000	173,439
Mitsui DM Sugar Holdings Co., Ltd.	21,300	358,294
Mitsui Matsushima Holdings Co., Ltd.	11,500	103,406
Mitsui Mining & Smelting Co., Ltd.	28,700	796,432
Mitsui-Soko Holdings Co., Ltd.	12,400	282,209
Mixi, Inc.	20,200	533,255
Miyaji Engineering Group, Inc.	2,600	53,644
Miyazaki Bank, Ltd.	6,980	124,519
Mizuno Corp.	7,800	165,993
Mochida Pharmaceutical Co., Ltd.	12,700	416,506
Modec, Inc.	9,000	166,880
Monex Group, Inc.	82,400	555,322
Money Forward, Inc. (b)	12,700	811,271
Monogatari Corp (c)	2,800	188,449
Mori Trust Hotel Reit, Inc.	137	173,672
Mori Trust Sogo Reit, Inc.	288	407,648
Morita Holdings Corp.	18,500	266,524
MOS Food Services, Inc.	10,900	298,058
m-up Holdings, Inc.	4,500	140,688
Musashi Seimitsu Industry Co., Ltd.	25,000	557,257
Musashino Bank, Ltd.	10,780	162,200
Nachi-Fujikoshi Corp.	10,900	383,990
Nagaileben Co., Ltd.	10,900	262,704
Nagano Keiki Co., Ltd.	21,600	212,127
Nakanishi, Inc.	53,240	1,165,629
NanoCarrier Co., Ltd. (b)(c)	33,700	97,162
Nanto Bank, Ltd.	10,000	165,510
Neturen Co., Ltd.	50,983	257,235
Nextage Co., Ltd.	32,200	545,999
NexTone, Inc. (b)	4,200	151,554
NHK Spring Co., Ltd.	31,800	261,299
Nichias Corp.	31,800	800,802
Nichiban Co., Ltd.	10,000	158,573
Nichicon Corp. (c)	33,300	358,532

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nichiha Corp.	13,600	$345,912
Nichi-iko Pharmaceutical Co., Ltd.	57,500	461,078
Nichireki Co., Ltd.	10,800	127,179
Nihon House Holdings Co., Ltd. (c)	42,200	151,706
Nihon Nohyaku Co., Ltd.	32,100	145,764
Nihon Parkerizing Co., Ltd.	50,000	499,595
Nihon Tokushu Toryo Co., Ltd.	10,800	106,064
Nihon Trim Co., Ltd.	1,500	51,897
Nikkiso Co., Ltd.	55,340	556,940
Nikkon Holdings Co., Ltd.	53,280	1,160,745
Nippon Carbide Industries Co., Inc.	12,800	148,309
Nippon Carbon Co., Ltd.	10,671	402,843
Nippon Ceramic Co., Ltd.	10,400	273,704
Nippon Chemical Industrial Co., Ltd.	8,100	220,763
Nippon Coke & Engineering Co., Ltd.	74,800	68,741
Nippon Densetsu Kogyo Co., Ltd.	20,900	339,891
Nippon Electric Glass Co., Ltd. (c)	16,800	395,063
Nippon Gas Co., Ltd.	32,200	547,739
Nippon Kayaku Co., Ltd.	39,300	371,790
Nippon Koei Co., Ltd.	9,800	272,394
Nippon Light Metal Holdings Co., Ltd.	31,690	533,925
Nippon Paper Industries Co., Ltd.	13,900	155,794
Nippon Parking Development Co., Ltd.	37,500	57,100
Nippon Pillar Packing Co., Ltd.	11,500	229,917
NIPPON REIT Investment Corp. (c)	357	1,468,335
Nippon Road Co., Ltd.	4,700	326,489
Nippon Sheet Glass Co., Ltd. (b)	36,800	210,541
Nippon Signal Co., Ltd.	29,300	241,813
Nippon Soda Co., Ltd.	10,900	315,736
Nippon Steel Trading Corp.	3,600	141,743
Nippon Suisan Kaisha, Ltd.	136,299	649,628
Nippon Thompson Co., Ltd.	48,200	263,170
Nippon Yakin Kogyo Co., Ltd.	8,600	175,890
Nipro Corp.	10,400	123,031
Nishimatsu Construction Co., Ltd.	28,600	891,576
Nishimatsuya Chain Co., Ltd. (c)	20,953	284,496
Nishi-Nippon Financial Holdings, Inc.	67,800	386,067
Nishio Rent All Co., Ltd.	11,100	310,028
Nissan Shatai Co., Ltd.	18,900	122,095
Nissei ASB Machine Co., Ltd.	4,700	208,978
Nissei Plastic Industrial Co., Ltd.	21,300	267,521
Security Description	Shares	Value
Nissha Co., Ltd.	21,100	$317,669
Nisshin Oillio Group, Ltd.	13,600	376,178
Nisshinbo Holdings, Inc.	63,600	549,531
Nissin Corp.	10,800	142,456
Nitta Corp.	9,900	231,645
Nittetsu Mining Co., Ltd.	3,200	165,781
Nitto Boseki Co., Ltd.	25,730	795,152
Nitto Kogyo Corp.	19,000	312,073
Nittoku Co., Ltd. (c)	9,400	334,535
Nohmi Bosai, Ltd.	14,100	266,273
Nojima Corp.	10,700	264,728
NOK Corp.	34,600	429,577
Nomura Co., Ltd.	36,600	314,920
Noritake Co., Ltd.	6,900	262,348
Noritsu Koki Co., Ltd. (c)	9,800	209,792
Noritz Corp. (c)	11,600	194,187
North Pacific Bank, Ltd.	132,400	281,524
NS United Kaiun Kaisha, Ltd.	10,000	218,218
NSD Co., Ltd.	33,600	561,867
NTN Corp. (b)	179,700	469,529
NTT UD REIT Investment Corp.	1,164	1,720,987
Obara Group, Inc. (c)	8,900	305,514
Oenon Holdings, Inc.	81,800	273,428
Ogaki Kyoritsu Bank, Ltd.	10,000	167,042
Ohara, Inc.	9,600	126,368
Ohsho Food Service Corp.	6,800	343,094
Oiles Corp.	10,900	152,025
Oisix ra daichi, Inc. (b)(c)	10,800	397,009
Oita Bank, Ltd.	15,380	232,107
Okabe Co., Ltd.	15,100	87,615
Okamoto Industries, Inc.	6,360	234,367
Okamura Corp.	52,100	705,526
Okasan Securities Group, Inc.	74,882	280,664
Oki Electric Industry Co., Ltd.	41,900	384,307
Okinawa Electric Power Co., Inc.	11,577	144,465
OKUMA Corp.	13,200	645,788
Okumura Corp.	16,800	442,137
Okuwa Co., Ltd.	14,000	137,111
Oncolys BioPharma, Inc. (b)	4,300	60,244
OncoTherapy Science, Inc. (b)(c)	117,900	117,911
One REIT, Inc.	96	279,809
Open Door, Inc. (b)	8,500	170,705
OPT Holding, Inc. (c)	10,000	202,631
Optex Group Co., Ltd.	14,200	237,456
Optim Corp. (b)(c)	5,400	110,491
Optorun Co., Ltd.	10,900	242,571
Orient Corp.	70,200	92,343
Oriental Shiraishi Corp. (b)	82,600	206,891
Osaka Organic Chemical Industry, Ltd.	17,700	701,685
Osaka Soda Co., Ltd.	10,700	234,168
OSAKA Titanium Technologies Co., Ltd. (b)(c)	8,500	60,654

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Osaki Electric Co., Ltd.	16,000	$87,648
OSG Corp.	10,800	187,411
Outsourcing, Inc.	40,300	733,090
Oyo Corp.	15,700	176,676
Pacific Industrial Co., Ltd.	27,000	291,188
Pacific Metals Co., Ltd. (b)	7,399	113,462
Pack Corp. (c)	10,000	243,445
PAL GROUP Holdings Co., Ltd.	10,700	166,395
Paramount Bed Holdings Co., Ltd.	19,500	347,694
Pasona Group, Inc. (c)	10,800	210,181
PC Depot Corp. (c)	48,200	207,583
Penta-Ocean Construction Co., Ltd.	136,600	951,363
Pharma Foods International Co., Ltd. (c)	10,400	260,773
PIA Corp. (b)	5,100	156,460
Pilot Corp.	10,000	338,769
Piolax, Inc.	12,700	174,841
PKSHA Technology, Inc. (b)(c)	5,200	116,659
Plenus Co., Ltd.	9,900	181,516
Poletowin Pitcrew Holdings, Inc.	14,000	137,490
Precision System Science Co., Ltd. (b)(c)	8,000	59,969
Press Kogyo Co., Ltd.	53,900	168,513
Pressance Corp.	5,500	74,034
Prestige International, Inc.	49,200	311,628
Prima Meat Packers, Ltd.	11,200	303,235
Qol Holdings Co., Ltd.	10,800	150,824
Raccoon Holdings, Inc. (c)	7,600	157,218
Raito Kogyo Co., Ltd.	32,000	520,696
Raiznext Corp.	27,000	280,728
Raksul, Inc. (b)(c)	7,200	352,248
RaQualia Pharma, Inc. (b)	14,800	156,547
Relia, Inc.	20,300	248,194
RENOVA, Inc. (b)	19,200	756,825
ReproCELL, Inc. (b)(c)	35,600	110,017
Resorttrust, Inc.	41,800	683,171
Restar Holdings Corp.	10,800	183,519
Retail Partners Co., Ltd.	10,800	114,140
Rheon Automatic Machinery Co., Ltd. (c)	10,800	140,315
Ricoh Leasing Co., Ltd.	7,700	238,999
Riken Corp.	7,000	161,141
Riken Keiki Co., Ltd.	10,900	260,740
Riken Technos Corp.	41,700	231,061
Riken Vitamin Co., Ltd.	10,800	151,408
Ringer Hut Co., Ltd. (b)	10,900	233,831
Riso Kagaku Corp.	9,200	147,213
Rock Field Co., Ltd.	10,600	140,964
Rokko Butter Co., Ltd.	10,600	148,413
Rorze Corp.	10,900	960,465
Round One Corp.	36,500	452,180
Royal Holdings Co., Ltd. (b)	10,900	213,600
RS Technologies Co., Ltd.	4,900	288,729
Ryobi, Ltd.	16,400	229,177
Security Description	Shares	Value
Ryosan Co., Ltd.	10,000	$181,908
S Foods, Inc.	10,900	323,101
Sac's Bar Holdings, Inc.	28,800	161,658
Sagami Holdings Corp. (b)(c)	18,900	173,862
Saizeriya Co., Ltd.	11,100	266,524
Sakai Chemical Industry Co., Ltd.	26,953	449,257
Sakai Moving Service Co., Ltd.	4,200	217,966
Sakata INX Corp.	19,700	179,446
Sakata Seed Corp.	12,500	411,073
Sakura Internet, Inc. (c)	33,700	189,769
Sala Corp.	51,400	268,601
SAMTY Co., Ltd.	12,200	234,239
San-A Co., Ltd.	10,200	387,819
San-Ai Oil Co., Ltd.	32,200	373,089
SanBio Co., Ltd. (b)(c)	10,900	138,276
Sanei Architecture Planning Co., Ltd.	13,400	241,101
Sangetsu Corp.	30,000	418,416
San-In Godo Bank, Ltd.	69,400	337,027
Sanken Electric Co., Ltd. (b)(c)	10,900	543,085
Sanki Engineering Co., Ltd.	21,600	273,430
Sankyo Tateyama, Inc.	24,500	188,733
Sanoh Industrial Co., Ltd. (c)	32,800	346,647
Sanrio Co., Ltd. (b)(c)	26,000	460,546
Sansan, Inc. (b)(c)	5,700	503,289
Sanyo Chemical Industries, Ltd.	5,400	263,213
Sanyo Denki Co., Ltd.	5,000	345,977
Sanyo Electric Railway Co., Ltd. (c)	7,800	133,104
Sanyo Special Steel Co., Ltd. (b)	20,287	294,645
Sanyo Trading Co., Ltd.	24,200	283,885
Sapporo Holdings, Ltd. (c)	33,000	687,413
Sato Holdings Corp.	23,540	577,736
Seikagaku Corp.	18,300	178,235
Seiko Holdings Corp.	11,800	235,702
Seiren Co., Ltd.	34,280	677,632
Sekisui Jushi Corp.	11,000	209,118
Sekisui Plastics Co., Ltd.	18,900	103,023
Senko Group Holdings Co., Ltd.	38,800	378,946
Senshu Ikeda Holdings, Inc.	117,660	168,555
Septeni Holdings Co., Ltd.	15,800	69,612
Shibaura Machine Co., Ltd.	10,200	225,431
Shibuya Corp.	10,900	304,933
SHIFT, Inc. (b)	2,300	356,636
Shiga Bank, Ltd.	24,300	425,179
Shikoku Bank, Ltd.	24,000	150,500
Shikoku Chemicals Corp.	19,900	234,877
Shikoku Electric Power Co., Inc.	43,400	295,616
Shima Seiki Manufacturing, Ltd.	17,145	293,345
Shinagawa Refractories Co., Ltd.	6,400	216,236

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Polymer Co., Ltd.	18,500	$171,015
Shinmaywa Industries, Ltd.	26,000	224,651
Shinoken Group Co., Ltd.	19,500	214,168
Shizuoka Gas Co., Ltd. (c)	24,100	216,051
Shochiku Co., Ltd. (b)	10,660	1,230,332
Shoei Co., Ltd.	10,700	404,419
Shoei Foods Corp.	7,200	243,590
Siix Corp. (c)	17,400	222,771
Sinfonia Technology Co., Ltd.	35,280	397,015
Sinko Industries, Ltd.	10,900	184,138
Sintokogio, Ltd.	30,700	227,090
SKY Perfect JSAT Holdings, Inc.	50,000	182,449
Small & medium sized Enterprises Holdings, Inc. (b)(c)	140,800	87,532
SMK Corp.	504	11,193
Sodick Co., Ltd. (c)	21,800	200,539
Solasto Corp.	20,400	258,423
Sosei Group Corp. (b)(c)	31,800	524,031
Sourcenext Corp.	18,500	53,005
Space Value Holdings Co., Ltd.	22,900	148,348
S-Pool, Inc.	10,900	98,305
ST Corp.	10,700	166,781
St Marc Holdings Co., Ltd.	10,000	143,617
Star Asia Investment Corp. REIT	348	195,023
Star Micronics Co., Ltd.	15,900	242,246
Starts Corp., Inc.	11,400	292,010
Starts Proceed Investment Corp. REIT	113	246,383
Starzen Co., Ltd.	9,600	181,897
Stella Chemifa Corp.	7,200	186,957
StemRIM, Inc. (b)(c)	15,300	111,934
Studio Alice Co., Ltd.	10,900	242,375
Sumida Corp.	14,800	161,081
Sumitomo Bakelite Co., Ltd.	10,000	442,382
Sumitomo Densetsu Co., Ltd.	11,800	243,038
Sumitomo Mitsui Construction Co., Ltd.	66,060	280,929
Sumitomo Osaka Cement Co., Ltd.	15,679	426,620
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,845
Sumitomo Warehouse Co., Ltd.	34,500	496,410
Sun Corp. (c)	9,000	302,054
Sun Frontier Fudousan Co., Ltd.	10,000	94,243
Sun-Wa Technos Corp.	16,700	182,212
SuRaLa Net Co., Ltd. (b)	2,000	41,337
Suruga Bank, Ltd. (c)	113,800	340,405
SWCC Showa Holdings Co., Ltd.	4,500	71,196
SymBio Pharmaceuticals, Ltd. (b)	10,400	224,604
Systena Corp.	35,600	682,876
Syuppin Co., Ltd.	16,700	169,422
Security Description	Shares	Value
T Hasegawa Co., Ltd.	10,800	$239,373
T RAD Co., Ltd. (b)	11,200	269,531
Tachi-S Co., Ltd.	16,200	216,895
Tadano, Ltd.	53,900	563,330
Taihei Dengyo Kaisha, Ltd.	12,500	294,396
Taiho Kogyo Co., Ltd.	19,000	168,448
Taikisha, Ltd.	10,800	322,570
Taiko Pharmaceutical Co., Ltd. (c)	31,800	291,670
Taiyo Holdings Co., Ltd.	10,000	473,016
Takamatsu Construction Group Co., Ltd.	7,900	143,921
Takaoka Toko Co., Ltd.	1,900	23,213
Takara Holdings, Inc.	53,500	667,605
Takara Standard Co., Ltd.	25,300	346,482
Takasago International Corp.	19,900	484,098
Takasago Thermal Engineering Co., Ltd.	30,000	500,586
Takashimaya Co., Ltd.	52,400	570,314
Takeei Corp.	31,400	444,449
Takeuchi Manufacturing Co., Ltd.	17,800	443,757
Takuma Co., Ltd.	31,800	481,054
Tamron Co., Ltd.	10,000	219,389
Tamura Corp. (c)	40,800	306,211
Tanseisha Co., Ltd.	19,300	154,240
Tatsuta Electric Wire and Cable Co., Ltd.	40,100	199,073
Tayca Corp.	10,800	124,844
TeamSpirit, Inc. (b)(c)	7,200	78,948
TechMatrix Corp.	21,900	363,257
Teikoku Electric Manufacturing Co., Ltd.	3,600	41,225
Teikoku Sen-I Co., Ltd.	10,900	205,449
tella, Inc. (b)(c)	10,600	21,106
TerraSky Co., Ltd. (b)	3,000	72,412
TKC Corp.	14,900	451,739
TKP Corp. (b)(c)	7,800	146,386
Toa Corp. (f)	15,200	122,159
Toa Corp. (c)(f)	8,000	177,457
TOA ROAD Corp.	7,900	327,417
Toagosei Co., Ltd.	111,200	1,131,136
Tobishima Corp.	10,710	101,416
TOC Co., Ltd.	61,460	377,653
Tocalo Co., Ltd.	28,400	358,998
Toho Bank, Ltd.	90,000	165,420
Toho Titanium Co., Ltd.	19,400	180,559
Toho Zinc Co., Ltd.	6,800	115,243
TOKAI Holdings Corp.	36,200	295,171
Tokai Rika Co., Ltd.	15,200	243,907
Tokai Tokyo Financial Holdings, Inc.	98,400	349,307
Tokushu Tokai Paper Co., Ltd.	5,100	197,126
Tokuyama Corp.	17,800	362,768
Tokyo Kiraboshi Financial Group, Inc.	10,000	134,787
Tokyo Seimitsu Co., Ltd.	18,400	833,877

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tokyo Steel Manufacturing Co., Ltd.	46,500	$464,204
Tokyotokeiba Co., Ltd.	8,900	363,650
Tokyu Construction Co., Ltd.	31,800	225,485
Tokyu REIT, Inc.	488	900,903
Tomoe Engineering Co., Ltd.	2,800	57,367
TOMONY Holdings, Inc.	75,480	199,258
Tomy Co., Ltd.	47,800	409,997
Tonami Holdings Co., Ltd.	4,200	175,962
Topcon Corp.	48,100	718,531
Toppan Forms Co., Ltd.	22,400	218,369
Topre Corp.	20,700	296,727
Topy Industries, Ltd. (b)	18,198	212,493
Torex Semiconductor, Ltd.	15,000	424,363
Toridoll Holdings Corp.	17,100	290,264
Torii Pharmaceutical Co., Ltd.	5,600	122,656
Torikizoku Holdings Co., Ltd. (b)(c)	10,900	176,380
Tosei Reit Investment Corp.	167	210,650
Tosho Co., Ltd. (c)	9,000	155,446
Totetsu Kogyo Co., Ltd.	10,800	218,744
Towa Bank, Ltd.	24,100	109,654
Towa Pharmaceutical Co., Ltd.	10,000	243,626
Toyo Construction Co., Ltd.	31,800	162,452
Toyo Corp.	5,668	55,613
Toyo Denki Seizo KK (c)	13,700	144,048
Toyo Gosei Co., Ltd. (c)	2,000	222,903
Toyo Ink SC Holdings Co., Ltd. (c)	17,800	315,618
Toyo Kanetsu KK	7,500	166,231
Toyo Machinery & Metal Co., Ltd.	200	959
Toyo Tanso Co., Ltd.	8,300	209,687
Toyobo Co., Ltd.	42,778	513,768
Toyota Motor Corp.	9	787
TPR Co., Ltd.	12,800	170,336
Trancom Co., Ltd.	3,800	272,871
Transcosmos, Inc.	10,800	298,730
Tri Chemical Laboratories, Inc.	25,500	755,879
Trusco Nakayama Corp.	18,200	464,388
TS Tech Co., Ltd.	19,500	301,311
TSI Holdings Co., Ltd. (b)	58,200	173,567
Tsubaki Nakashima Co., Ltd.	23,100	355,481
Tsubakimoto Chain Co.	14,200	405,568
Tsugami Corp.	31,800	489,650
Tsukishima Kikai Co., Ltd.	23,400	243,719
Tsukuba Bank, Ltd. (c)	90,900	140,867
Tsurumi Manufacturing Co., Ltd.	10,900	170,389
UACJ Corp. (b)	10,000	250,743
Uchida Yoko Co., Ltd. (c)	6,800	301,433
Ulvac, Inc.	10,100	512,325
Union Tool Co.	7,200	258,510
Unipres Corp.	13,900	114,341
United Arrows, Ltd. (b)	10,700	207,367
United Super Markets Holdings, Inc.	29,600	289,359
Security Description	Shares	Value
UNITED, Inc.	5,300	$72,965
Unitika, Ltd. (b)	6,400	20,297
Universal Entertainment Corp. (b)(c)	10,900	241,982
Ushio, Inc.	51,200	936,445
UT Group Co., Ltd.	10,800	315,272
Uzabase, Inc. (b)(c)	9,600	230,853
V Technology Co., Ltd.	3,872	186,291
Valor Holdings Co., Ltd.	28,300	577,270
Valqua, Ltd.	10,476	205,103
ValueCommerce Co., Ltd.	10,900	318,191
V-Cube, Inc. (c)	7,200	159,906
Vector, Inc.	13,900	120,352
Vision, Inc. (b)(c)	11,600	124,581
Vital KSK Holdings, Inc.	24,200	156,115
VT Holdings Co., Ltd.	69,400	288,255
Wacom Co., Ltd.	62,100	395,014
Wakachiku Construction Co., Ltd.	3,800	52,623
Wakita & Co., Ltd.	10,900	100,564
Warabeya Nichiyo Holdings Co., Ltd.	10,900	212,815
Watahan & Co., Ltd. (c)	18,400	198,605
WATAMI Co., Ltd. (b)(c)	12,300	103,174
WDB Holdings Co., Ltd.	7,500	196,842
World Co., Ltd. (b)	10,000	131,814
World Holdings Co., Ltd.	9,000	246,103
W-Scope Corp. (b)	16,200	92,830
Yahagi Construction Co., Ltd.	22,700	145,211
YAKUODO Holdings Co., Ltd.	7,700	164,420
YAMABIKO Corp.	18,500	202,518
YAMADA Consulting Group Co., Ltd.	10,700	113,083
Yamagata Bank, Ltd.	15,600	116,519
Yamaguchi Financial Group, Inc.	53,400	305,033
Yamaichi Electronics Co., Ltd.	12,300	184,184
YA-MAN, Ltd.	10,700	144,029
Yamanashi Chuo Bank, Ltd.	18,400	134,117
Yamashin-Filter Corp. (c)	27,400	174,290
Yamato Kogyo Co., Ltd.	19,000	629,111
Yamazen Corp.	41,500	373,908
Yellow Hat, Ltd.	15,100	267,743
Yodogawa Steel Works, Ltd.	14,600	294,526
Yokogawa Bridge Holdings Corp.	14,400	273,106
Yokowo Co., Ltd.	16,500	377,304
Yondoshi Holdings, Inc.	10,700	182,688
Yonex Co., Ltd. (c)	22,000	141,724
Yorozu Corp.	10,700	113,662
Yoshinoya Holdings Co., Ltd. (b)	27,300	522,190
Yuasa Trading Co., Ltd.	10,300	279,331
Yurtec Corp.	27,600	179,292
Yushin Precision Equipment Co., Ltd.	11,400	82,889
Zenrin Co., Ltd.	36,965	379,342

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ZERIA Pharmaceutical Co., Ltd.	18,400	$347,311
ZIGExN Co., Ltd.	31,800	119,762
Zojirushi Corp.	19,800	295,421
		257,541,220
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (d)	16,703	171,538
Orion Engineered Carbons SA (b)	20	380
		171,918
MALAYSIA — 0.0% (e)
UG Healthcare Corp., Ltd. (c)	153,100	65,491
MALTA — 0.2%
Catena Media PLC	27,806	222,132
Kambi Group PLC (b)	10,236	509,397
Kindred Group PLC SDR	78,398	1,229,760
		1,961,289
MONGOLIA — 0.1%
Turquoise Hill Resources, Ltd. (b)(c)	24,689	416,900
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	196,537	261,732
NETHERLANDS — 1.1%
Accell Group NV (b)	11,227	603,129
Alfen Beheer B.V. (b)(d)	1,779	166,140
AMG Advanced Metallurgical Group NV	11,288	385,530
Arcadis NV (c)	28,597	1,170,684
Basic-Fit NV (b)(d)	13,885	593,772
Brack Capital Properties NV (b)	1,924	205,353
Brunel International NV	15,309	198,252
Flow Traders (d)	16,573	713,045
ForFarmers NV	8,660	51,144
Heijmans NV ADR	21,441	327,498
Intertrust NV (b)(d)	33,818	608,791
Kendrion NV (c)	11,148	304,070
Merus NV (b)	11,409	240,388
NSI NV REIT	10,684	412,414
Ordina NV	34,614	155,164
Pharming Group NV (b)(c)	336,785	383,018
PostNL NV	257,297	1,395,048
ProQR Therapeutics NV (b)(c)	25,545	172,173
SIF Holding NV (c)	7,132	124,669
Sligro Food Group NV (b)	6,023	176,781
TKH Group NV	5,856	295,425
TomTom NV (b)	38,994	326,707
Van Lanschot Kempen NV ADR	6,306	160,409
Vastned Retail NV REIT	11,083	324,640
		9,494,244
NEW ZEALAND — 0.9%
Air New Zealand, Ltd. (b)(c)	235,475	255,034
Argosy Property, Ltd.	326,051	355,412
Security Description	Shares	Value
Fletcher Building, Ltd.	160,456	$843,132
Genesis Energy, Ltd.	87,505	207,890
Goodman Property Trust REIT	418,971	674,803
Heartland Group Holdings, Ltd. (c)	134,161	194,052
Kathmandu Holdings, Ltd. (c)	159,767	179,736
Kiwi Property Group, Ltd.	707,134	575,638
Oceania Healthcare, Ltd.	125,999	131,182
Precinct Properties New Zealand, Ltd.	413,580	462,382
Pushpay Holdings, Ltd. (b)	324,327	407,922
Restaurant Brands New Zealand, Ltd. (b)	22,830	228,918
SKY Network Television, Ltd. (b)	335,656	40,810
SKYCITY Entertainment Group, Ltd. (b)	310,880	762,468
Summerset Group Holdings, Ltd.	120,349	1,127,699
Synlait Milk, Ltd. (b)(c)	27,386	69,655
Tourism Holdings, Ltd. (b)	59,877	105,853
Vital Healthcare Property Trust REIT (c)	220,847	477,611
Volpara Health Technologies, Ltd. (b)(c)	56,685	49,365
Z Energy, Ltd.	286,828	549,154
		7,698,716
NORWAY — 1.8%
Aker Solutions ASA (b)	186,710	347,592
ArcticZymes Technologies ASA (b)	19,740	211,389
Atea ASA	35,781	696,060
Austevoll Seafood ASA	20,713	257,071
Avance Gas Holding, Ltd. (d)	74,932	336,816
Bergenbio ASA (b)(c)	31,956	89,348
Bonheur ASA	3,803	107,613
Borregaard ASA	48,030	1,049,324
BW Energy, Ltd. (b)	8,792	26,769
BW Offshore, Ltd.	95,021	339,881
Crayon Group Holding ASA (b)(d)	12,999	190,184
Elkem ASA (d)	70,448	256,407
Europris ASA (d)	74,979	470,514
Fjordkraft Holding ASA (d)	18,162	107,956
Frontline, Ltd.	40,601	366,698
Golden Ocean Group, Ltd.	30,937	341,545
Grieg Seafood ASA (b)(c)	24,835	255,992
Hexagon Composites ASA (b)	21,241	92,071
Hunter Group ASA	308,682	113,856
IDEX Biometrics ASA (b)(c)	538,979	134,162
Kahoot! ASA (b)	140,227	961,441
Kid ASA (d)	10,602	131,090
Kitron ASA	186,261	429,873
Nordic Nanovector ASA (b)	31,380	94,958
Nordic Semiconductor ASA (b)	70,551	1,788,945
Norway Royal Salmon ASA	8,099	162,259

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Norwegian Finans Holding ASA	71,981	$810,970
Odfjell Drilling, Ltd. (b)	448	1,246
Opera, Ltd. ADR (b)(c)	18,376	188,354
PCI Biotech Holding ASA (b)	25,302	79,683
Pexip Holding ASA (b)	18,761	167,657
PGS ASA (b)	328,878	173,130
PhotoCure ASA (b)	13,029	206,218
Protector Forsikring ASA	49,858	479,159
Sbanken ASA (d)	32,746	407,936
Selvaag Bolig ASA	15,010	103,786
SFL Corp., Ltd.	55,580	425,187
SpareBank 1 Nord Norge	34,293	339,933
SpareBank 1 SMN	35,570	492,719
Stolt-Nielsen, Ltd.	10,994	160,722
TGS ASA	43,402	553,545
Veidekke ASA	67,189	899,476
Wallenius Wilhelmsen ASA (b)	55,097	191,955
XXL ASA (b)(d)	43,416	92,077
		15,133,567
PERU — 0.0% (e)
Hochschild Mining PLC	178,468	378,199
PORTUGAL — 0.2%
Altri SGPS SA	110,028	683,727
Banco Comercial Portugues SA Class R (b)	2,544,879	407,426
Mota-Engil SGPS SA (b)(c)	34,641	57,431
REN - Redes Energeticas Nacionais SGPS SA	250,395	694,848
Sonae SGPS SA	245,092	232,524
		2,075,956
RUSSIA — 0.0% (e)
Petropavlovsk PLC (b)(c)	843,661	275,752
SINGAPORE — 1.4%
Accordia Golf Trust	373,100	6,023
AEM Holdings, Ltd. (c)	37,400	106,563
AIMS APAC REIT	224,604	245,624
ARA LOGOS Logistics Trust REIT	36,423	22,626
Ascendas India Trust	392,300	405,667
Ascott Residence Trust	807,909	601,033
Best World International, Ltd. (a)(b)(c)	280,300	141,797
BW LPG, Ltd. (d)	59,660	385,476
CapitaLand China Trust REIT (c)	329,334	335,655
CDL Hospitality Trusts Stapled Security	385,680	352,914
China Aviation Oil Singapore Corp., Ltd.	195,200	149,573
Chip Eng Seng Corp., Ltd.	355,900	117,821
ESR-REIT	2,375,907	724,685
Ezion Holdings, Ltd. (a)(b)	4,945,500	118,652
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	221,400	95,530
Security Description	Shares	Value
First Resources, Ltd.	182,300	$181,730
Frasers Centrepoint Trust REIT	246,650	445,886
Frencken Group, Ltd.	181,300	252,218
Golden Agri-Resources, Ltd.	1,161,000	198,653
Hyflux, Ltd. (a)(b)	33,300	—
IGG, Inc. (c)	378,000	499,402
Kenon Holdings, Ltd.	4,985	171,955
Keppel Infrastructure Trust	1,254,592	518,002
Keppel Pacific Oak US REIT	148,600	116,651
Lendlease Global Commercial REIT	283,200	172,760
Manulife US Real Estate Investment Trust	646,455	510,699
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,002,318	301,993
Parkway Life Real Estate Investment Trust	213,600	729,374
Prime US REIT (c)	176,100	152,327
Raffles Medical Group, Ltd.	444,574	390,267
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	170,849	54,018
Sasseur Real Estate Investment Trust	186,900	131,395
Sheng Siong Group, Ltd.	246,200	289,389
Singapore Post, Ltd.	695,200	369,787
Singapore Press Holdings, Ltd.	418,836	532,815
SPH REIT	216,900	140,383
Starhill Global REIT	652,100	271,668
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
UMS Holdings, Ltd.	361,974	409,314
Wing Tai Holdings, Ltd.	480,399	643,296
XP Power, Ltd.	2,892	222,930
Yoma Strategic Holdings, Ltd. (b)	716,200	71,396
Zheng Li Holdings, Ltd. (a)(b)	700,000	10,343
		11,598,290
SOUTH AFRICA — 0.1%
Investec PLC	200,091	796,907
SOUTH KOREA — 13.1%
AbClon, Inc. (b)	8,481	177,354
ABLBio, Inc. (b)	10,148	197,346
Able C&C Co., Ltd. (b)	7,332	66,409
Ace Technologies Corp. (b)	9,842	163,429
Advanced Process Systems Corp.	7,090	199,891
AfreecaTV Co., Ltd.	4,715	498,233
Ahnlab, Inc.	2,550	162,580
Air Busan Co., Ltd. (b)	19,719	62,599
Amicogen, Inc. (b)	11,577	451,813
Amotech Co., Ltd. (b)	8,624	234,716
Anam Electronics Co., Ltd. (b)	78,867	210,097
Ananti, Inc. (b)(c)	18,496	161,613
Anterogen Co., Ltd. (b)	2,731	162,965

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
APAM Corp. (b)	6,724	$806
Aprogen Medicines, Inc. (b)(c)	40,537	80,991
Aprogen pharmaceuticals, Inc. (b)	104,298	114,379
Asiana Airlines, Inc. (b)	13,756	210,099
BGF Co., Ltd.	29,069	171,913
BGF retail Co., Ltd.	3,154	502,724
BH Co., Ltd. (c)	14,497	265,829
Binex Co., Ltd. (b)	14,118	268,281
Binggrae Co., Ltd.	1,379	77,880
Bioneer Corp. (b)	6,336	121,246
Biosolution Co., Ltd. (b)	3,148	88,893
BNK Financial Group, Inc.	80,714	554,029
Boditech Med, Inc.	4,577	92,463
Boryung Pharmaceutical Co., Ltd. (c)	18,314	383,795
Bukwang Pharmaceutical Co., Ltd.	17,114	307,737
Cafe24 Corp. (b)	3,654	97,503
CammSys Corp. (b)	117,068	238,055
Cellid Co., Ltd. (b)	1,651	196,598
Cellivery Therapeutics, Inc. (b)(c)	4,084	365,553
Chabiotech Co., Ltd. (b)	23,874	609,490
Cheil Worldwide, Inc.	21,048	470,059
Chong Kun Dang Pharmaceutical Corp.	3,799	462,161
Chongkundang Holdings Corp.	1,781	170,011
Chunbo Co., Ltd.	1,237	201,013
CJ CGV Co., Ltd. (b)	844	22,858
CJ Freshway Corp. (b)	1,795	54,353
CMG Pharmaceutical Co., Ltd. (b)(c)	48,252	225,803
CNK International Co., Ltd. (a)(b)	16,071	—
Com2uSCorp	6,146	675,097
Coreana Cosmetics Co., Ltd. (b)	40,612	178,510
CORESTEM, Inc. (b)	5,932	100,083
Cosmax, Inc. (b)	5,247	610,360
Cosmecca Korea Co., Ltd. (b)	872	13,860
CosmoAM&T Co., Ltd. (b)	5,302	128,295
CrystalGenomics, Inc. (b)	24,129	168,409
CS Wind Corp.	15,722	1,081,965
Cuckoo Homesys Co., Ltd.	5,767	231,725
CUROCOM Co., Ltd. (b)(c)	44,434	55,042
Dae Han Flour Mills Co., Ltd.	469	75,172
Dae Hwa Pharmaceutical Co., Ltd.	2,514	29,691
Daea TI Co., Ltd.	28,667	160,626
Daeduck Co., Ltd.	15,642	118,202
Daeduck Electronics Co., Ltd.	25,576	369,054
Daejoo Electronic Materials Co., Ltd.	4,098	175,397
Daesang Corp.	14,911	367,429
Daewon Pharmaceutical Co., Ltd.	10,570	155,338
Security Description	Shares	Value
Daewoo Engineering & Construction Co., Ltd. (b)	100,752	$711,254
Daewoong Co., Ltd. (c)	18,728	777,458
Daewoong Pharmaceutical Co., Ltd.	944	144,180
Daishin Securities Co., Ltd. Preference Shares	55,042	840,672
Daou Technology, Inc.	16,710	422,888
Dasan Networks, Inc. (b)	9,156	91,466
Dawonsys Co., Ltd. (c)	16,987	295,649
DB HiTek Co., Ltd.	22,524	1,248,055
Dentium Co., Ltd.	5,295	305,151
DGB Financial Group, Inc.	90,129	744,306
Digital Power Communications Co., Ltd.	12,930	167,057
DIO Corp. (b)	840	30,918
DMS Co., Ltd.	38,340	265,212
Dong-A Socio Holdings Co., Ltd.	3,827	412,894
Dong-A ST Co., Ltd.	4,042	308,673
Dongjin Semichem Co., Ltd.	9,802	249,369
Dongkoo Bio & Pharma Co., Ltd.	3,117	26,516
DongKook Pharmaceutical Co., Ltd.	14,384	360,191
Dongkuk Steel Mill Co., Ltd.	19,757	389,473
Dongsuh Cos., Inc.	5,454	147,713
Dongsung Finetec Co., Ltd.	8,362	94,673
Dongsung Pharmaceutical Co., Ltd. (b)	8,762	79,750
Dongwha Pharm Co., Ltd.	27,238	378,524
Dongwon F&B Co., Ltd.	386	78,149
Dongwon Industries Co., Ltd.	185	43,205
Doosan Co., Ltd.	3,869	328,787
Doosan Infracore Co., Ltd. (b)(c)	51,848	665,279
DoubleUGames Co., Ltd.	5,793	306,587
Dreamtech Co., Ltd.	9,772	103,260
Echo Marketing, Inc.	5,806	126,570
Ecopro Co., Ltd.	8,366	336,155
Ecopro HN Co., Ltd. (b)(c)	1,711	239,903
EM-Tech Co., Ltd. (b)	15,304	259,563
ENF Technology Co., Ltd. (c)	19,041	601,927
Enzychem Lifesciences Corp. (b)	939	81,380
Eo Technics Co., Ltd.	1,916	202,463
Eone Diagnomics Genome Center Co., Ltd. (b)	17,982	84,629
Eubiologics Co., Ltd. (b)	7,577	277,876
Eugene Corp.	36,421	188,872
Eugene Investment & Securities Co., Ltd.	99,900	405,402
Eugene Technology Co., Ltd.	3,743	150,564
Eutilex Co., Ltd. (b)(c)	3,056	88,466
F&F Co., Ltd. (b)	1,790	890,112
F&F Holdings Co., Ltd.	1,808	60,446
Fila Holdings Corp.	14,680	758,670

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Finetex EnE, Inc. (a)(b)	2,258	$—
Foosung Co., Ltd. (b)	34,200	329,503
GAEASOFT (b)(c)	9,823	209,343
Geneonelifescience, Inc. (b)	13,674	574,329
GenNBio, Inc. (b)	47,805	73,226
Genomictree, Inc. (b)	5,529	68,735
Golfzon Newdin Holdings Co., Ltd.	2,730	21,478
Grand Korea Leisure Co., Ltd. (b)	13,739	203,130
Gravity Co., Ltd. ADR (b)	1,169	126,626
Green Cross Cell Corp.	3,045	110,995
Green Cross Holdings Corp.	12,981	393,067
Green Cross LabCell Corp.	4,298	378,601
GS Engineering & Construction Corp.	17,329	660,138
GS Home Shopping, Inc.	2,269	328,912
G-SMATT GLOBAL Co., Ltd. (a)(b)	49,298	2,036
G-treeBNT Co., Ltd. (b)	12,331	127,016
HAESUNG DS Co., Ltd.	14,835	543,395
Halla Holdings Corp.	2,627	114,537
Hana Tour Service, Inc. (b)(c)	4,361	306,701
Hanall Biopharma Co., Ltd. (b)	14,034	270,424
Handsome Co., Ltd.	10,280	392,067
Hanil Cement Co., Ltd.	16	2,266
Hanjin Heavy Industries & Construction Co., Ltd. (b)	30,531	231,528
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
Hanjin Transportation Co., Ltd.	4,524	171,937
Hankook & Co. Co., Ltd	13,022	235,313
Hanmi Semiconductor Co., Ltd.	13,385	402,328
Hansae Co., Ltd. (c)	10,094	219,152
Hansol Chemical Co., Ltd.	7,350	1,602,295
Hansol Holdings Co., Ltd.	45,631	193,480
Hansol Paper Co., Ltd.	22,471	326,245
Hanssem Co., Ltd.	6,458	587,795
Hanwha Aerospace Co., Ltd.	19,956	832,866
Hanwha Corp.	19,508	549,997
Hanwha General Insurance Co., Ltd. (b)	41,101	177,922
Hanwha Investment & Securities Co., Ltd. (b)	78,214	331,983
Hanwha Life Insurance Co., Ltd.	62,998	210,059
Harim Holdings Co., Ltd.	40,866	381,026
HDC Holdings Co., Ltd.	13,864	159,427
HDC Hyundai Development Co-Engineering & Construction Class E	13,125	367,125
Helixmith Co., Ltd. (b)	10,479	294,973
HFR, Inc. (b)	3,870	84,538
HJ Magnolia Yongpyong Hotel & Resort Corp. (b)	37,441	200,146
HLB Life Science Co., Ltd. (b)	25,811	229,197
HLB, Inc. (b)	318	9,431
HMM Co., Ltd. (b)(c)	109,644	4,274,183
Security Description	Shares	Value
Homecast Co., Ltd. (b)	17,161	$54,478
HS Industries Co., Ltd.	31,757	222,495
Huchems Fine Chemical Corp.	19,000	393,109
Hugel, Inc. (b)(c)	3,685	784,022
Humedix Co., Ltd.	1,229	38,797
Huons Co., Ltd.	3,758	207,563
Huons Global Co., Ltd.	2,465	146,873
Hyosung Advanced Materials Corp. (b)	1,833	716,988
Hyosung Chemical Corp. (b)	1,656	514,674
Hyosung Corp.	5,157	471,670
Hyosung Heavy Industries Corp. (b)	4,377	283,729
Hyosung TNC Corp.	1,493	1,193,180
Hyundai Bioland Co., Ltd.	3,850	77,434
Hyundai Bioscience Co., Ltd. (b)	25,815	830,967
Hyundai Construction Equipment Co., Ltd. (b)	6,547	321,493
Hyundai Corp.	2,519	45,296
Hyundai Department Store Co., Ltd.	3,741	290,337
Hyundai Electric & Energy System Co., Ltd. (b)	9,355	171,126
Hyundai Elevator Co., Ltd.	9,206	434,079
Hyundai Greenfood Co., Ltd.	31,396	299,700
Hyundai Home Shopping Network Corp.	3,678	295,246
Hyundai Livart Furniture Co., Ltd.	12,048	210,223
Hyundai Marine & Fire Insurance Co., Ltd.	18,355	415,622
Hyundai Mipo Dockyard Co., Ltd. (b)	7,648	593,558
Hyundai Rotem Co., Ltd. (b)	28,491	613,512
Hyundai Wia Corp.	4,977	448,577
Icure Pharm, Inc. (b)	3,347	121,855
Il Dong Pharmaceutical Co., Ltd. (b)	8,487	122,842
Iljin Diamond Co., Ltd.	2,947	112,395
Ilyang Pharmaceutical Co., Ltd.	7,402	249,111
Innocean Worldwide, Inc.	5,211	305,400
Innox Advanced Materials Co., Ltd. (b)	2,756	160,297
Inscobee, Inc. (b)	51,006	141,086
Insun ENT Co., Ltd. (b)	34,753	408,895
Interojo Co., Ltd.	3,941	95,887
iNtRON Biotechnology, Inc. (b)	13,609	298,488
IS Dongseo Co., Ltd.	5,545	299,370
ISC Co., Ltd.	1	22
Jahwa Electronics Co., Ltd. (b)	21,322	423,164
JB Financial Group Co., Ltd.	132,167	883,734
Jeil Pharmaceutical Co., Ltd.	4,481	173,884
Jeju Air Co., Ltd. (b)	6,956	156,582
Jenax, Inc. (a)(b)	7,821	16,616
JETEMA Co., Ltd. (b)	6,573	214,207
Jin Air Co., Ltd. (b)	17,817	333,826

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
JW Pharmaceutical Corp.	6,083	$161,778
JW Shinyak Corp. (b)	11,654	53,191
JYP Entertainment Corp.	19,084	686,322
Kangstem Biotech Co., Ltd. (b)	13,491	77,389
KC Co., Ltd.	5,586	133,927
KCC Corp.	1,397	426,115
KEPCO Engineering & Construction Co., Inc. (c)	12,751	571,794
KEPCO Plant Service & Engineering Co., Ltd.	13,651	519,420
KG Dongbu Steel Co., Ltd. (c)	12,635	200,271
Kginicis Co., Ltd.	14,483	277,147
KGMobilians Co., Ltd.	10,791	102,050
KH FEELUX Co., Ltd. (b)	33,538	104,532
Koh Young Technology, Inc.	21,345	451,104
Kolmar BNH Co., Ltd.	2,822	125,545
Kolmar Korea Co., Ltd.	8,219	423,302
Kolon Industries, Inc.	8,405	603,049
Komipharm International Co., Ltd. (b)(c)	14,630	142,253
Korea Electric Terminal Co., Ltd.	2,581	231,480
Korea Line Corp. (b)	83,188	260,759
Korea Petrochemical Ind Co., Ltd.	2,343	495,168
Korea Real Estate Investment & Trust Co., Ltd.	52,151	109,289
Korea United Pharm, Inc.	6,658	328,126
Korean Reinsurance Co.	84,770	741,451
KT Skylife Co., Ltd.	5,559	53,065
Kuk-il Paper Manufacturing Co., Ltd. (b)(c)	29,073	147,411
Kumho Tire Co., Inc. (b)	47,314	336,952
KUMHOE&C Co., Ltd.	13,437	151,534
Kwang Dong Pharmaceutical Co., Ltd.	17,071	136,732
L&C Bio Co., Ltd.	4,160	123,564
L&F Co., Ltd.	11,290	919,321
LabGenomics Co., Ltd. (b)	3,609	77,875
LB Semicon, Inc.	10,392	124,577
LEENO Industrial, Inc.	6,112	952,498
LegoChem Biosciences, Inc. (b)	9,994	472,123
LEMON Co., Ltd. (b)(c)	8,841	69,635
LF Corp.	2,459	44,435
LG International Corp.	21,509	595,907
Lock&Lock Co., Ltd. (b)	3,699	45,000
Lotte Chilsung Beverage Co., Ltd.	2,502	322,151
LOTTE Fine Chemical Co., Ltd.	13,285	778,591
Lotte Food Co., Ltd.	614	257,889
LOTTE Himart Co., Ltd.	4,054	128,876
Lotte Non-Life Insurance Co., Ltd. (b)	98,980	177,543
Lotte Tour Development Co., Ltd. (b)	7,066	126,431
LS Corp.	7,040	442,598
Security Description	Shares	Value
LS Electric Co., Ltd.	10,267	$509,635
Maeil Dairies Co., Ltd.	887	60,885
MagnaChip Semiconductor Corp. (b)	21,157	504,806
Mando Corp. (b)	16,238	958,866
ME2ON Co., Ltd.	35,798	200,582
Medipost Co., Ltd. (b)	7,856	218,697
MedPacto, Inc. (b)	5,400	336,136
Medy-Tox, Inc.	2,357	496,034
Meerecompany, Inc. (b)	356	10,258
Meritz Financial Group, Inc.	30,147	567,523
Meritz Fire & Marine Insurance Co., Ltd.	26,827	485,966
Meritz Securities Co., Ltd.	90,081	378,754
Mezzion Pharma Co., Ltd. (b)	2,959	359,184
MiCo, Ltd. (b)	8,778	106,787
Minwise Co., Ltd.	21,287	371,433
Mirae Asset Life Insurance Co., Ltd.	52,031	197,747
Modetour Network, Inc. (b)	7,209	168,678
Namhae Chemical Corp.	18,563	169,781
Namsun Aluminum Co., Ltd. (b)	34,687	117,969
Nanomedics Co., Ltd. (b)	23,120	91,667
Naturecell Co., Ltd. (b)(c)	29,722	798,375
Neowiz (b)	6,205	139,126
NEPES Corp. (b)	8,885	334,524
NewGLAB Pharma Co., Ltd. (b)	12,270	119,851
Next Science Co., Ltd. (b)	7,906	118,995
NHN Corp. (b)	7,687	569,281
NHN KCP Corp. (b)	7,414	382,501
NICE Holdings Co., Ltd.	5,164	87,354
NICE Information Service Co., Ltd.	24,746	551,547
NKMax Co., Ltd. (b)	15,754	202,844
NongShim Co., Ltd.	2,519	701,244
OCI Co., Ltd. (b)	8,992	938,205
OliX Pharmaceuticals, Inc. (b)	4,520	177,404
OncoQuest Pharmaceuticals, Inc. (b)	33,459	115,576
OptoElectronics Solutions Co., Ltd.	2,028	80,677
OPTRON-TEC, Inc. (b)	51,600	378,930
Orion Holdings Corp.	11,521	174,429
OSANGJAIEL Co., Ltd. (b)	11,013	75,594
Oscotec, Inc. (b)	9,453	327,789
Osstem Implant Co., Ltd.	7,165	723,403
Paradise Co., Ltd. (b)	22,909	368,204
Partron Co., Ltd.	7,119	65,744
Peptron, Inc. (b)	16,867	189,466
PharmAbcine (b)	4,553	47,707
Pharmicell Co., Ltd. (b)	34,695	559,174
PI Advanced Materials Co., Ltd.	8,086	394,912
POLUS BioPharm, Inc. (a)(b)	21,662	17,673
Poongsan Corp.	14,722	498,730
Posco ICT Co., Ltd.	7,961	60,513

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Posco International Corp.	4,473	$92,546
Power Logics Co., Ltd. (b)	14,474	123,771
Prostemics Co., Ltd. (b)	5,505	18,991
PSK Holdings, Inc.	2	24
PSK, Inc.	9,526	373,884
Qurient Co., Ltd. (b)	4,039	108,673
RFHIC Corp.	3,893	137,239
RFTech Co., Ltd. (b)	10,521	78,850
Rsupport Co., Ltd.	8,815	74,283
S&S Tech Corp.	4,040	116,951
Sam Chun Dang Pharm Co., Ltd. (b)	5,437	262,641
SAM KANG M&T Co., Ltd. (b)(c)	8,775	136,750
Sam Yung Trading Co., Ltd.	6,125	92,461
Samick THK Co., Ltd.	16,876	201,556
Samjin Pharmaceutical Co., Ltd.	9,268	227,554
Samwha Capacitor Co., Ltd.	3,387	181,358
Samyang Holdings Corp.	3,634	356,575
Sang-A Frontec Co., Ltd.	3,452	143,763
Sangsangin Co., Ltd. (b)(c)	22,106	153,897
Seobu T&D	12,926	100,433
Seohan Co., Ltd.	140,446	275,617
Seojin System Co., Ltd. (b)	3,426	131,424
Seoul Semiconductor Co., Ltd.	21,610	364,596
Seoul Viosys Co., Ltd.	6,298	92,836
SFA Engineering Corp.	18,582	714,470
Shinsegae Information & Communication Co., Ltd.	2,325	402,588
Shinsegae International, Inc.	1,140	206,509
Shinsegae, Inc.	2,532	641,909
Shinsung E&G Co., Ltd. (b)	186,337	477,363
Silicon Works Co., Ltd.	4,628	499,725
SillaJen, Inc. (a)(b)(c)	29,675	239,134
SIMMTECH Co., Ltd.	7,133	153,599
Sindoh Co., Ltd. (b)	1,390	42,398
SK D&D Co., Ltd.	4,069	131,340
SK Discovery Co., Ltd.	3,569	167,651
SK Networks Co., Ltd.	63,196	337,823
SK Rent A Car Co., Ltd. (b)	2,875	34,975
SK Securities Co., Ltd.	279,110	254,041
SL Corp.	3,840	121,732
SM Entertainment Co., Ltd. (b)	8,399	438,539
S-MAC Co., Ltd. (b)	176,675	220,422
Solid, Inc. (b)	15,397	102,952
Solus Advanced Materials Co, Ltd.	6,934	317,715
Songwon Industrial Co., Ltd.	13,840	237,805
Soulbrain Co., Ltd.	3,088	901,324
Soulbrain Holdings Co., Ltd. (b)	3,849	126,460
SPC Samlip Co., Ltd.	1,586	122,666
Ssangyong Motor Co. (a)(b)(c)	28,147	34,617
ST Pharm Co., Ltd. (b)	7,442	744,101
STCUBE (b)	11,817	94,335
Suheung Co., Ltd.	1,444	70,908
Security Description	Shares	Value
SundayToz Corp. (b)	1,029	$22,341
Sungshin Cement Co., Ltd.	13,423	145,416
Synopex, Inc. (b)	28,896	94,682
Taekwang Industrial Co., Ltd.	333	344,784
Taeyoung Engineering & Construction Co., Ltd.	20,926	232,274
Taihan Fiberoptics Co., Ltd. (b)	21,834	74,354
TechWing, Inc.	16,661	392,798
Tego Science, Inc. (b)	539	13,019
Telcon RF Pharmaceutical, Inc. (b)(c)	37,009	150,514
Tesna, Inc.	2,403	98,262
Theragen Etex Co., Ltd. (b)	17,077	129,198
Toptec Co., Ltd.	8,923	100,628
Tovis Co., Ltd. (b)	7,171	53,998
TY Holdings Co., Ltd. (b)	20,177	523,170
UBCare Co., Ltd.	12,072	93,476
Ubiquoss Holdings, Inc.	3,038	55,168
Union Semiconductor Equipment & Materials Co., Ltd.	45,929	583,212
Unison Co., Ltd. (b)	22,660	80,889
UTI, Inc.	4,168	59,033
Value Added Technology Co., Ltd.	3,521	117,090
Vaxcell-Bio Therapeutics Co., Ltd. (b)	3,571	286,974
VICTEK Co., Ltd. (b)	15,101	93,866
Vidente Co., Ltd. (b)(c)	9,984	80,677
Webzen, Inc. (b)(c)	10,335	284,037
Wellbiotec Co., Ltd. (b)	26,480	69,013
Wemade Co., Ltd.	5,311	266,929
Whanin Pharmaceutical Co., Ltd.	8,453	170,389
Wins Co., Ltd.	6,422	100,366
WiSoL Co., Ltd.	5,987	68,581
Wonik Holdings Co., Ltd. (b)	92,220	553,574
WONIK IPS Co., Ltd.	15,104	665,239
Woojeon Co., Ltd. (a)(b)	76	—
Woongjin Thinkbig Co., Ltd. (b)	7,573	27,706
Woori Technology Investment Co., Ltd. (b)	68,157	475,099
Woory Industrial Co., Ltd.	8,095	172,876
YG Entertainment, Inc. (b)	3,670	166,855
Young Poong Corp.	535	307,370
Youngone Corp.	9,385	370,016
Yuanta Securities Korea Co., Ltd.	68,065	291,323
Yungjin Pharmaceutical Co., Ltd. (b)(c)	48,351	251,598
Yuyang D&U Co., Ltd. (a)(b)	30,821	16,695
Zinus, Inc.	3,227	295,148
		109,753,750
SPAIN — 1.3%
Abengoa SA Class B (b)	12,105,124	89,004
Aedas Homes SA (b)(d)	11,335	313,203

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Almirall SA (c)	22,846	$398,539
Amper SA (b)(c)	679,670	140,409
Applus Services SA (b)	70,839	692,226
Atresmedia Corp. de Medios de Comunicacion SA (b)(c)	45,711	200,139
Audax Renovables SA (b)(c)	71,072	164,944
Befesa SA (d)	9,549	733,806
Construcciones y Auxiliar de Ferrocarriles SA	10,233	431,411
Deoleo SA (b)(c)	372,459	158,040
Distribuidora Internacional de Alimentacion SA (b)(c)	777,836	62,633
Ence Energia y Celulosa SA (b)	48,388	196,595
Ercros SA (b)	56,311	223,710
Euskaltel SA (d)	41,493	540,288
Faes Farma SA	169,863	678,049
Gestamp Automocion SA (b)(d)	67,927	359,757
Global Dominion Access SA (d)	37,877	196,293
Grupo Ezentis SA (b)(c)	263,439	112,468
Indra Sistemas SA (b)	47,634	434,684
Laboratorios Farmaceuticos Rovi SA	4,667	323,221
Lar Espana Real Estate Socimi SA REIT	22,289	129,652
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA	978,104	359,116
Mediaset Espana Comunicacion SA (b)	64,085	402,032
Melia Hotels International SA (b)(c)	14,921	110,416
Miquel y Costas & Miquel SA	9,142	177,367
Neinor Homes SA (d)	21,476	289,321
Obrascon Huarte Lain SA (b)(c)	97,899	76,277
Oryzon Genomics SA (b)(c)	21,766	100,152
Pharma Mar SA (c)	5,536	498,032
Prosegur Cash SA (d)	184,729	187,743
Prosegur Cia de Seguridad SA	51,245	167,729
Sacyr SA (c)(f)	192,540	489,090
Sacyr SA (b)(f)	4,935	12,536
Talgo SA (b)(c)(d)	33,291	188,319
Tecnicas Reunidas SA (b)(c)	36,192	457,958
Tubacex SA (b)(c)	72,625	127,983
Unicaja Banco SA (d)	560,990	575,466
		10,798,608
SWEDEN — 4.5%
AcadeMedia AB (d)	45,759	432,327
Adapteo Oyj	23,887	458,068
Alimak Group AB (d)	17,826	290,981
Ambea AB (d)	23,492	174,978
Arjo AB Class B	71,642	738,858
Atrium Ljungberg AB Class B	16,241	370,126
Attendo AB (b)(d)	43,189	197,761
Azelio AB (b)(c)	52,878	312,242
Bactiguard Holding AB (b)(c)	5,318	109,442
Security Description	Shares	Value
Beijer Alma AB	9,498	$189,246
Betsson AB Class B	45,318	369,871
BHG Group AB (b)	12,078	233,732
Bilia AB Class A	24,765	525,002
BioArctic AB (b)(d)	9,866	158,970
BioGaia AB Class B	5,597	311,521
Biotage AB	32,252	764,048
Bonava AB Class B	53,293	586,699
BoneSupport Holding AB (b)(c)(d)	19,759	173,743
Boozt AB (b)(d)	17,690	388,875
BTS Group AB Class B (c)	5,451	207,787
Bufab AB	20,488	567,770
Bure Equity AB	19,895	860,271
Byggmax Group AB	27,805	252,295
Calliditas Therapeutics AB Class B (b)(c)	12,954	189,338
Camurus AB (b)(c)	5,872	146,935
Cantargia AB (b)(c)	36,264	110,249
Catena AB	5,191	278,119
CDON AB (b)	2,098	86,401
Cell Impact AB (b)	50,062	329,858
Cellavision AB	16,785	723,438
CELLINK AB Class B (b)	10,975	544,377
Cibus Nordic Real Estate AB	14,104	337,092
Clas Ohlson AB Class B (b)	23,806	245,655
Climeon AB (b)(c)	9,111	26,634
Cloetta AB Class B	97,289	290,542
Coor Service Management Holding AB (d)	38,619	306,165
Corem Property Group AB Class B	308,737	699,628
Creades AB Class A (c)	17,560	219,291
CTT Systems AB	8,247	208,775
Diamyd Medical AB (b)	26,640	96,565
Dios Fastigheter AB	33,991	352,344
Duni AB (b)	14,895	192,977
Dustin Group AB (c)(d)	32,591	430,627
Electrolux Professional AB Class B (b)	58,828	417,195
Enzymatica AB (b)	66,288	78,906
Eolus Vind AB Class B (c)	9,649	226,779
Fagerhult AB	23,262	186,593
Ferronordic AB	4,718	124,403
Fingerprint Cards AB Class B (b)	139,927	534,370
G5 Entertainment AB	3,092	189,993
GARO AB	9,895	136,528
Genovis AB (b)(c)	33,121	170,404
Granges AB	44,978	625,326
Haldex AB (b)	39,103	258,792
Hansa Biopharma AB (b)	18,654	327,181
Hexatronic Group AB	12,971	194,440
HMS Networks AB	3,510	148,573
Hoist Finance AB (b)(c)(d)	64,907	264,116
Humana AB (b)	11,601	91,157
Immunicum AB (b)(c)	90,229	44,998

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Immunovia AB (b)	11,140	$129,934
Impact Coatings AB (b)	45,427	111,547
Instalco AB	28,216	1,171,247
Intervacc AB (b)	26,436	238,019
INVISIO Communications AB	8,847	195,102
Inwido AB	27,370	473,654
Kancera AB (b)(c)	37,302	44,489
Karnov Group AB	12,164	74,815
Karo Pharma AB (b)	72,886	467,035
K-fast Holding AB (b)(c)	22,050	161,144
KNOW IT AB	20,744	680,378
Kungsleden AB	93,001	1,126,606
LeoVegas AB (d)	57,166	254,007
Lime Technologies AB	3,998	152,213
Lindab International AB	45,457	1,061,460
Loomis AB	17,886	559,869
Maha Energy AB (b)(c)	84,578	131,533
Medcap AB (b)	5,115	126,796
Medicover AB Class B (c)	10,162	278,642
Mekonomen AB (b)	13,056	215,866
Minesto AB (b)(c)	35,234	82,151
MIPS AB	9,102	783,320
Modern Times Group MTG AB Class B (b)(c)	44,017	596,525
Munters Group AB (d)	46,295	414,114
Mycronic AB	26,978	814,499
NCC AB Class B	36,832	629,217
New Wave Group AB Class B (b)	83,958	1,066,146
Nobia AB	46,662	398,301
Nobina AB (d)	43,156	392,091
Nordic Waterproofing Holding AB	7,213	155,863
Note AB (b)	15,232	205,180
NP3 Fastigheter AB	6,116	120,144
Nyfosa AB	37,066	501,457
Oasmia Pharmaceutical AB (b)	215,095	73,567
Oncopeptides AB (b)(d)	23,292	254,241
Orexo AB (b)(c)	20,270	93,621
Platzer Fastigheter Holding AB Class B	13,442	204,016
PowerCell Sweden AB (b)(c)	14,614	386,020
Pricer AB Class B (c)	48,022	177,889
Ratos AB Class B	58,152	352,904
RaySearch Laboratories AB (b)(c)	12,497	127,715
Resurs Holding AB (d)	80,595	398,444
SAS AB (b)(c)	595,497	146,226
Scandi Standard AB	25,629	171,716
Sdiptech AB Class B (b)(c)	8,330	425,162
Sedana Medical AB (b)(c)	18,368	153,350
Sensys Gatso Group AB (b)(c)	910,692	117,136
SkiStar AB (b)	19,088	318,277
Smart Eye AB (b)(c)	9,506	261,210
SolTech Energy Sweden AB (b)	50,971	166,046
SpectraCure AB (b)	23,089	24,622
Security Description	Shares	Value
Storytel AB (b)(c)	14,014	$363,781
Svolder AB Class B	6,094	172,157
Tethys Oil AB	28,722	196,134
Tobii AB (b)	34,975	270,937
Troax Group AB	16,706	545,983
Vitec Software Group AB Class B	4,605	190,615
Xvivo Perfusion AB (b)	5,444	222,798
		38,137,308
SWITZERLAND — 2.0%
AC Immune SA (b)(c)	25,809	204,665
APG SGA SA (b)	271	66,552
Arbonia AG	17,856	341,531
Aryzta AG (b)	408,792	558,117
Ascom Holding AG (b)	18,488	305,617
Autoneum Holding AG (b)(c)	1,240	231,674
Basilea Pharmaceutica AG (c)	3,108	151,979
Bell Food Group AG	730	223,892
Bobst Group SA (b)	2,457	196,698
Bossard Holding AG Class A	1,800	550,116
Burckhardt Compression Holding AG	1,199	485,774
Burkhalter Holding AG (c)	1,012	73,353
Coltene Holding AG	2,026	274,853
Comet Holding AG	2,979	820,204
Dufry AG (b)	12,550	744,025
Evolva Holding SA (b)(c)	399,064	76,070
Feintool International Holding AG (b)	1,931	123,462
Gurit Holding AG	205	447,990
Huber + Suhner AG	5,494	464,198
Implenia AG (b)	7,227	188,269
Intershop Holding AG	222	146,023
Jungfraubahn Holding AG (b)	633	99,982
Kardex Holding AG	3,483	806,363
Komax Holding AG (b)	1,935	489,010
Kudelski SA (c)	21,905	98,583
Landis+Gyr Group AG	5,006	349,854
LEM Holding SA	242	507,903
Leonteq AG	3,191	190,904
Medacta Group SA (b)(d)	1,234	162,068
Metall Zug AG Class B	107	240,775
Meyer Burger Technology AG (b)	433,939	267,354
Mobilezone Holding AG	16,079	189,257
Mobimo Holding AG	2,663	875,807
Molecular Partners AG (b)	8,438	171,982
ObsEva SA (b)(c)	47,334	143,422
Orior AG	5,037	455,556
Rieter Holding AG (b)	1,284	251,146
Schweiter Technologies AG	478	701,215
Schweizerische Nationalbank (c)	44	252,285
Sensirion Holding AG (b)(d)	3,522	282,720
Swissquote Group Holding SA	4,829	730,345
u-blox Holding AG	3,260	239,823

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Valiant Holding AG	5,814	$576,777
Valora Holding AG (b)	3,984	838,737
Vetropack Holding AG	5,254	317,167
V-ZUG Holding AG (b)	1,085	167,149
Ypsomed Holding AG (c)	1,609	251,006
Zehnder Group AG	2,250	214,691
		16,546,943
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd. (c)	176,900	112,520
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (b)	116,838	263,092
TURKEY — 0.1%
Eldorado Gold Corp. (b)	65,171	647,868
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (b)	181,425	149,901
UNITED KINGDOM — 8.0%
4imprint Group PLC (b)	3,636	134,364
888 Holdings PLC	142,422	755,122
A.G. Barr PLC (b)	40,414	289,199
Adriatic Metals PLC ADR (b)	63,370	113,229
Aggreko PLC	77,122	918,376
Anglo Pacific Group PLC	108,546	208,432
AO World PLC (b)	132,884	464,439
Ascential PLC (b)	176,402	1,013,753
Assura PLC REIT	9,369	9,584
Aston Martin Lagonda Global Holdings PLC (b)(d)	21,575	559,585
Autolus Therapeutics PLC ADR (b)(c)	22,019	146,206
Avon Rubber PLC	14,476	523,144
Babcock International Group PLC (b)(c)	173,241	694,039
Biffa PLC (b)(d)	123,042	552,423
BMO Commercial Property Trust REIT	451,915	565,614
Bodycote PLC	66,056	772,457
Brewin Dolphin Holdings PLC	143,490	688,829
Cairn Energy PLC	251,085	505,377
Capita PLC (b)	671,803	346,260
Capital & Counties Properties PLC REIT (b)	483,597	1,077,589
Capital & Regional PLC REIT (b)	3,419	3,420
Card Factory PLC (b)	174,995	151,575
Chemring Group PLC	88,454	351,310
Civitas Social Housing PLC REIT	226,624	361,282
Clarkson PLC	10,610	467,564
Clipper Logistics PLC	33,608	373,744
CLS Holdings PLC	53,519	177,811
CMC Markets PLC (d)	32,617	207,270
Coats Group PLC	502,267	472,516
Security Description	Shares	Value
Concentric AB	8,332	$171,275
ContourGlobal PLC (d)	27,972	74,579
Custodian Reit PLC	67,640	90,918
Daily Mail & General Trust PLC Class A	11,294	150,404
De La Rue PLC (b)(c)	64,333	165,481
Devro PLC	134,944	359,415
Dignity PLC (b)(c)	19,425	230,510
Dixons Carphone PLC (b)	534,316	961,046
Drax Group PLC	182,091	1,067,074
Elementis PLC (b)	229,676	478,150
Empiric Student Property PLC REIT (b)	317,522	377,670
EnQuest PLC (b)(c)	620,817	177,958
Equiniti Group PLC (b)(d)	173,766	431,128
Essentra PLC	134,132	572,567
Euromoney Institutional Investor PLC	26,496	372,618
FDM Group Holdings PLC	34,408	484,836
Firstgroup PLC (b)	792,146	896,240
FLEX LNG, Ltd.	19,987	289,172
Forterra PLC (d)	177,736	662,940
Foxtons Group PLC (b)	213,626	167,034
Future PLC	49,856	2,157,120
Gamesys Group PLC	35,798	911,916
GCP Student Living PLC REIT	90,397	201,055
Genel Energy PLC	95,135	202,393
Genuit Group PLC	96,085	812,348
Greggs PLC (b)	33,955	1,217,240
Gulf Keystone Petroleum, Ltd.	139,283	355,193
Gym Group PLC (b)(d)	139,079	539,887
Halfords Group PLC (b)	75,016	446,856
Hammerson PLC REIT (c)	1,455,511	748,590
Harbour Energy PLC (b)(c)	139	721
Helical PLC	35,856	215,470
Hill & Smith Holdings PLC	32,125	663,024
Hollywood Bowl Group PLC (b)(c)	38,677	128,233
Hyve Group PLC (b)	458	837
Ibstock PLC (d)	180,628	532,494
Indivior PLC (b)	269,922	576,478
International Personal Finance PLC (b)	94,426	174,274
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC	154,896	249,074
J D Wetherspoon PLC (b)	69,875	1,137,110
James Fisher & Sons PLC	4,765	61,021
John Laing Group PLC (d)	107,423	593,301
John Menzies PLC (b)	53,204	229,683
John Wood Group PLC (b)	253,706	770,009
Johnston Press PLC (a)(b)	358	—
Jupiter Fund Management PLC	260,889	1,016,343
Just Group PLC (b)	408,824	526,083
Kainos Group PLC	31,932	650,659
Keller Group PLC	48,722	539,802
Lb-shell PLC (a)(b)	571	—

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Luceco PLC (d)	36,379	$208,813
Luxfer Holdings PLC	7,701	171,347
LXI REIT PLC	198,680	365,589
Marshalls PLC	87,983	833,793
Marston's PLC (b)	473,091	574,799
Micro Focus International PLC	142,989	1,080,501
Mitchells & Butlers PLC (b)	234,322	901,840
Mitie Group PLC (b)	322,276	302,742
Morgan Advanced Materials PLC	155,290	757,275
Morgan Sindall Group PLC	20,180	600,764
National Express Group PLC (b)	265,326	977,181
NCC Group PLC	31,505	127,956
Ninety One PLC	84,861	258,143
NuCana PLC ADR (b)	6,595	18,268
On the Beach Group PLC (b)(d)	65,191	288,186
Orchard Therapeutics PLC ADR (b)(c)	44,510	195,399
OSB Group PLC	191,767	1,229,213
Oxford Biomedica PLC (b)	29,271	525,674
Oxford Instruments PLC	7,090	226,253
Pagegroup PLC (b)	128,048	988,826
Paragon Banking Group PLC	113,520	799,009
PayPoint PLC	28,131	219,956
Pets at Home Group PLC	262,794	1,655,448
Photo-Me International PLC (b)(c)	91,292	89,668
Picton Property Income, Ltd. REIT	151,797	182,439
Playtech PLC (b)	146,328	859,520
Premier Foods PLC (b)	207,724	314,509
Provident Financial PLC (b)	155,623	498,766
PZ Cussons PLC	168,401	568,799
Rathbone Brothers PLC	21,639	541,665
Regional REIT, Ltd. (d)	153,373	181,791
Renewi PLC (b)	251,901	191,394
Restaurant Group PLC (b)	125,169	221,677
Sabre Insurance Group PLC (d)	101,287	356,803
Sanne Group PLC	67,363	774,248
Savills PLC	64,504	1,024,754
Schroder Real Estate Investment Trust, Ltd.	488,205	329,122
Senior PLC (b)	365,790	765,561
SIG PLC (b)	285,859	208,310
Spire Healthcare Group PLC (b)(d)	86,621	294,370
SSP Group PLC (b)	230,318	847,612
St Modwen Properties PLC	104,628	805,079
Standard Life Investment Property Income Trust, Ltd. REIT	148,371	143,477
SThree PLC	17,677	112,698
Supermarket Income Reit PLC	143,678	233,219
Synthomer PLC	84,410	573,246
Security Description	Shares	Value
Telecom Plus PLC	28,771	$451,511
Tiziana Life Sciences PLC ADR (b)	36,364	85,274
TORM PLC Class A	30,167	267,005
Triple Point Social Housing REIT PLC (d)	154,300	222,537
Tyman PLC	100,197	622,877
UK Commercial Property REIT, Ltd.	396,225	418,734
Vectura Group PLC	251,000	472,959
Vesuvius PLC	74,685	544,757
Virgin Money UK PLC ADR (b)	452,452	1,250,017
Vistry Group PLC	92,175	1,498,098
WH Smith PLC (b)	44,025	978,263
Workspace Group PLC REIT	46,846	539,727
		67,520,203
UNITED STATES — 1.2%
Access Bio, Inc. ADR (b)	8,484	219,605
Adaptimmune Therapeutics PLC ADR (b)(c)	58,656	249,875
Ameridge Corp. (a)(b)	8,992	2,863
Argonaut Gold, Inc. (b)(c)	109,507	262,647
Arko Corp. (b)	0	4
Avadel Pharmaceuticals PLC ADR (b)(c)	16,883	113,623
Charlottes Web Holdings, Inc. (b)(c)	40,895	146,301
Cineworld Group PLC (b)(c)	479,133	512,574
Constellium SE (b)	61,052	1,156,935
DHT Holdings, Inc.	53,148	344,931
Diversified Energy Co. PLC	259,447	377,051
Energy Fuels, Inc. (b)(c)	61,125	369,722
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	19,857	—
IMAX Corp. (b)	30,937	665,146
Inmode, Ltd. (b)	4,543	430,131
Maxeon Solar Technologies, Ltd. (b)	12,463	267,082
MeiraGTx Holdings PLC (b)	5,960	92,380
Nabriva Therapeutics PLC (b)(c)	75,900	102,465
Nitro Software, Ltd. (b)(c)	81,005	198,255
Nordic American Tankers, Ltd.	83,273	273,135
Ormat Technologies, Inc.	1	54
Pluristem Therapeutics, Inc. (b)	11,150	44,154
REC Silicon ASA (b)(c)	259,678	567,023
Reliance Worldwide Corp., Ltd.	259,014	1,022,832
Rhi Magnesita NV	3,688	206,339
Sims, Ltd.	84,452	1,052,479
Stratasys, Ltd. (b)	27,241	704,452
TI Fluid Systems PLC (d)	77,688	329,479
UroGen Pharma, Ltd. (b)	5,145	78,564

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Viemed Healthcare, Inc. (b)(c)	9,776	$70,105
		9,860,206
TOTAL COMMON STOCKS (Cost $717,557,544)		835,760,445

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Costa Group Holdings, Ltd. (expiring 07/19/21) (b)	24,926	5,427
SOUTH KOREA — 0.0% (e)
Boryung Pharmaceutical Co., Ltd. (expiring 07/08/21) (b)	1,640	8,519
L&F Co., Ltd. (expiring 07/20/21) (b)	2,850	38,720
RFHIC Corp. (expiring 07/08/21) (b)	460	4,044
		51,283
TOTAL RIGHTS (Cost $0)		56,710
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (b)	533	5
CGG SA (expiring 02/21/23) (b)	1,729	21
Technicolor SA (expiring 9/22/24) (b) (c)	4,594	1,950
		1,976
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c)	389,064	—
TOTAL WARRANTS (Cost $0)		1,976
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	155,430	155,477
State Street Navigator Securities Lending Portfolio II (i) (j)	42,523,442	42,523,442
TOTAL SHORT-TERM INVESTMENTS (Cost $42,678,919)		42,678,919
TOTAL INVESTMENTS — 104.5% (Cost $760,236,463)		878,498,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(38,177,264)
NET ASSETS — 100.0%		$840,320,786

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $732,213, representing 0.0% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$833,918,617	$1,109,615	$732,213	$835,760,445
Rights	5,427	51,283	—	56,710
Warrants	1,976	—	—	1,976
Short-Term Investments	42,678,919	—	—	42,678,919
TOTAL INVESTMENTS	$876,604,939	$1,160,898	$732,213	$878,498,050
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	20.4%
Consumer Discretionary	14.2
Information Technology	12.6
Materials	10.9
Financials	9.4
Health Care	9.2
Real Estate	9.2
Consumer Staples	4.6
Communication Services	4.3
Energy	3.3
Utilities	1.3
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,968,910	$2,969,504	$20,160,704	$22,975,170	$439	$—	155,430	$155,477	$1,366
State Street Navigator Securities Lending Portfolio II	56,614,313	56,614,313	99,901,939	113,992,810	—	—	42,523,442	42,523,442	946,979
Total		$59,583,817	$120,062,643	$136,967,980	$439	$—		$42,678,919	$948,345
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.6%
BWP Trust REIT	782,278	$2,501,878
Charter Hall Long Wale REIT	871,967	3,109,490
Charter Hall Retail REIT	817,448	2,332,057
Dexus REIT	1,704,030	13,650,140
Goodman Group REIT	2,664,672	42,350,649
GPT Group REIT	3,051,915	11,227,006
National Storage REIT	1,729,404	2,570,734
Scentre Group REIT	8,224,351	16,917,946
Shopping Centres Australasia Property Group REIT	1,719,738	3,253,556
Vicinity Centres REIT	6,127,087	7,106,864
Waypoint REIT	1,248,806	2,456,358
		107,476,678
AUSTRIA — 0.5%
CA Immobilien Anlagen AG	111,137	4,632,680
BELGIUM — 2.5%
Aedifica SA REIT	56,848	7,503,409
Cofinimmo SA REIT	46,688	7,109,089
Warehouses De Pauw CVA REIT	216,043	8,249,818
		22,862,316
BRAZIL — 0.7%
BR Malls Participacoes SA (a)	1,227,797	2,481,115
BR Properties SA	314,600	574,924
Iguatemi Empresa de Shopping Centers SA	136,100	1,097,132
Multiplan Empreendimentos Imobiliarios SA	437,240	2,047,718
		6,200,889
CANADA — 3.6%
Allied Properties Real Estate Investment Trust	98,655	3,589,121
Artis Real Estate Investment Trust	105,593	955,905
Boardwalk Real Estate Investment Trust	36,694	1,211,379
Canadian Apartment Properties REIT	133,626	6,271,778
Cominar Real Estate Investment Trust	143,624	1,267,714
Dream Industrial Real Estate Investment Trust	145,462	1,794,928
Dream Office Real Estate Investment Trust	40,635	753,436
First Capital Real Estate Investment Trust	169,729	2,412,364
Granite Real Estate Investment Trust	50,879	3,388,920
H&R Real Estate Investment Trust	223,681	2,890,169
InterRent Real Estate Investment Trust	108,511	1,477,425
Security Description	Shares	Value
RioCan Real Estate Investment Trust	245,903	$4,384,671
SmartCentres Real Estate Investment Trust	113,773	2,698,468
		33,096,278
FINLAND — 0.5%
Kojamo Oyj	215,097	4,915,462
FRANCE — 5.1%
Covivio REIT	76,372	6,531,880
Gecina SA REIT	86,081	13,189,189
Klepierre SA REIT	317,540	8,182,885
Unibail-Rodamco-Westfield REIT (a)	742,682	3,166,990
Unibail-Rodamco-Westfield REIT (a)	181,327	15,695,463
		46,766,407
GERMANY — 8.4%
alstria office REIT-AG	281,369	5,202,004
Aroundtown SA	1,899,562	14,822,711
Deutsche EuroShop AG	79,319	1,881,289
Deutsche Wohnen SE	570,361	34,888,271
Grand City Properties SA (a)	165,878	4,481,163
LEG Immobilien SE	114,596	16,504,990
		77,780,428
HONG KONG — 6.9%
Hang Lung Properties, Ltd.	2,919,755	7,090,863
Hysan Development Co., Ltd.	953,846	3,801,455
Link REIT	3,299,567	31,972,343
Swire Properties, Ltd.	1,666,200	4,966,942
Wharf Real Estate Investment Co., Ltd.	2,742,000	15,941,758
		63,773,361
JAPAN — 29.3%
Activia Properties, Inc. REIT	1,098	5,203,604
Advance Residence Investment Corp. REIT	2,193	7,310,659
Aeon Mall Co., Ltd.	158,140	2,437,855
AEON REIT Investment Corp.	2,399	3,555,595
Comforia Residential REIT, Inc.	1,004	3,166,051
Daiwa House REIT Investment Corp.	3,165	9,339,017
Daiwa Office Investment Corp. REIT	485	3,377,827
Daiwa Securities Living Investments Corp. REIT	3,390	3,689,630
Frontier Real Estate Investment Corp. REIT (b)	763	3,567,862
Fukuoka REIT Corp.	1,148	1,934,192
Global One Real Estate Investment Corp. REIT	1,544	1,741,678
GLP J-Reit	6,881	11,878,544
Hoshino Resorts REIT, Inc.	353	2,146,815
Hulic Co., Ltd. (b)	789,790	8,894,833
Hulic Reit, Inc.	1,872	3,155,700

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	2,388	$2,125,727
Industrial & Infrastructure Fund Investment Corp. REIT	3,277	6,256,386
Invesco Office J-REIT, Inc.	13,910	2,843,661
Invincible Investment Corp. REIT	9,724	3,749,772
Japan Excellent, Inc. REIT (b)	2,031	2,905,873
Japan Hotel REIT Investment Corp.	7,115	4,269,385
Japan Logistics Fund, Inc. REIT	1,432	4,309,289
Japan Metropolitan Fund Invest REIT	11,071	12,009,626
Japan Prime Realty Investment Corp. REIT (b)	1,516	5,941,616
Japan Real Estate Investment Corp. REIT	2,194	13,501,234
Kenedix Office Investment Corp. REIT	679	4,790,134
Kenedix Residential Next Investment Corp. REIT	1,575	3,407,131
Kenedix Retail REIT Corp.	919	2,488,147
LaSalle Logiport REIT	2,813	4,754,652
Leopalace21 Corp. (a)	260,500	326,241
Mirai Corp. REIT	2,679	1,252,726
Mitsubishi Estate Logistics REIT Investment Corp.	620	2,745,563
Mitsui Fudosan Co., Ltd.	1,529,900	35,466,553
Mitsui Fudosan Logistics Park, Inc. REIT	802	4,277,719
Mori Hills REIT Investment Corp.	2,599	3,901,193
Mori Trust Sogo Reit, Inc.	1,547	2,189,690
Nippon Accommodations Fund, Inc. REIT	800	4,620,236
Nippon Building Fund, Inc. REIT	2,619	16,352,527
Nippon Prologis REIT, Inc.	4,090	13,026,534
NIPPON REIT Investment Corp. (b)	711	2,924,331
Nomura Real Estate Master Fund, Inc. REIT	7,469	11,985,124
NTT UD REIT Investment Corp.	2,081	3,076,782
Orix JREIT, Inc.	4,371	8,419,856
Sekisui House REIT, Inc.	6,788	5,626,597
Tokyu REIT, Inc.	1,473	2,719,323
United Urban Investment Corp. REIT	4,937	7,148,175
		270,811,665
MALTA — 0.0% (c)
BGP Holdings PLC (d)	32,410,441	—
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	4,687,613	5,068,899
Security Description	Shares	Value
NETHERLANDS — 0.3%
Eurocommercial Properties NV REIT	60,353	$1,501,594
Wereldhave NV REIT (b)	63,828	1,087,718
		2,589,312
NORWAY — 0.7%
Entra ASA (e)	265,268	6,066,651
ROMANIA — 0.5%
NEPI Rockcastle PLC	640,373	4,539,512
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	178,301	1,245,597
SINGAPORE — 8.2%
Ascendas Real Estate Investment Trust	5,210,289	11,434,573
CapitaLand China Trust REIT (b)	1,544,800	1,574,450
CapitaLand Integrated Commercial Trust REIT	7,180,823	11,164,946
CapitaLand, Ltd.	3,956,003	10,918,592
Frasers Centrepoint Trust REIT (b)	2,122,538	3,837,053
Frasers Logistics & Commercial Trust REIT	4,521,900	4,844,172
Keppel DC REIT	2,015,100	3,732,777
Keppel REIT	3,083,653	2,706,971
Mapletree Commercial Trust REIT	3,468,171	5,573,017
Mapletree Industrial Trust REIT (b)	3,075,254	6,474,460
Mapletree Logistics Trust REIT	4,611,279	7,032,526
Mapletree North Asia Commercial Trust REIT	3,309,500	2,560,542
Suntec Real Estate Investment Trust	3,421,076	3,715,794
		75,569,873
SOUTH AFRICA — 1.0%
Growthpoint Properties, Ltd. REIT	5,430,304	5,666,570
Hyprop Investments, Ltd. REIT	478,945	888,876
Redefine Properties, Ltd. REIT (a)	8,602,624	2,578,603
		9,134,049
SPAIN — 1.0%
Inmobiliaria Colonial Socimi SA REIT	401,925	4,058,616
Merlin Properties Socimi SA REIT	527,943	5,469,504
		9,528,120
SWEDEN — 3.9%
Castellum AB	386,467	9,842,263
Corem Property Group AB Class B	921,958	2,089,247
Fabege AB	429,465	6,894,821
Hufvudstaden AB Class A	186,123	3,166,560

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kungsleden AB	283,198	$3,430,636
Samhallsbyggnadsbolaget i Norden AB (b)	1,329,029	5,572,748
Wihlborgs Fastigheter AB	211,605	4,594,757
		35,591,032
SWITZERLAND — 2.2%
PSP Swiss Property AG	66,829	8,495,059
Swiss Prime Site AG	120,349	11,952,224
		20,447,283
THAILAND — 0.4%
Central Pattana PCL NVDR	2,129,159	3,487,702
UNITED KINGDOM — 11.5%
Assura PLC REIT	4,233,034	4,330,241
British Land Co. PLC REIT	1,485,686	10,157,333
Capital & Counties Properties PLC REIT (a)	1,345,290	2,997,682
Derwent London PLC REIT	177,622	8,146,481
Grainger PLC	1,075,454	4,234,205
Great Portland Estates PLC REIT	404,429	3,963,966
Hammerson PLC REIT (b)	6,647,522	3,418,913
Land Securities Group PLC REIT	1,190,094	11,103,951
LondonMetric Property PLC REIT	1,439,437	4,601,413
Primary Health Properties PLC REIT	2,101,499	4,467,896
Segro PLC REIT	1,899,957	28,727,297
Shaftesbury PLC REIT (b)	483,687	3,805,339
Tritax Big Box REIT PLC	2,723,294	7,384,992
UNITE Group PLC REIT	630,708	9,357,673
		106,697,382
TOTAL COMMON STOCKS (Cost $891,483,097)		918,281,576

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	106,661	106,693
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	3,069,528	$3,069,528
TOTAL SHORT-TERM INVESTMENTS (Cost $3,176,221)		3,176,221
TOTAL INVESTMENTS — 99.7% (Cost $894,659,318)		921,457,797
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,310,097
NET ASSETS — 100.0%		$923,767,894
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$918,281,576	$—	$0(a)	$918,281,576
Short-Term Investments	3,176,221	—	—	3,176,221
TOTAL INVESTMENTS	$921,457,797	$—	$0	$921,457,797
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2021.
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	193,817	$193,856	$26,686,121	$26,773,475	$91	$100	106,661	$106,693	$252
State Street Navigator Securities Lending Portfolio II	17,247,878	17,247,878	150,572,264	164,750,614	—	—	3,069,528	3,069,528	268,175
Total		$17,441,734	$177,258,385	$191,524,089	$91	$100		$3,176,221	$268,427
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Corp. America Airports SA (a)(b)	44,577	$254,980
AUSTRALIA — 10.9%
Atlas Arteria, Ltd. Stapled Security	1,512,508	7,233,235
Qube Holdings, Ltd.	3,001,066	7,142,171
Sydney Airport Stapled Security (a)	2,090,614	9,087,572
Transurban Group Stapled Security	2,166,145	23,141,307
		46,604,285
BRAZIL — 0.6%
Centrais Eletricas Brasileiras SA ADR	64,484	557,787
Cia de Saneamento Basico do Estado de Sao Paulo ADR	60,154	445,140
Cia Energetica de Minas Gerais ADR	198,490	472,406
Ultrapar Participacoes SA ADR (b)	258,861	973,317
		2,448,650
CANADA — 12.0%
Enbridge, Inc. (c)	561,221	22,493,255
Enbridge, Inc. (c)	22,058	883,202
Gibson Energy, Inc.	48,355	927,426
Inter Pipeline, Ltd.	142,312	2,315,745
Keyera Corp. (b)	73,303	1,971,835
Pembina Pipeline Corp.	183,251	5,829,166
TC Energy Corp.	325,775	16,137,478
Westshore Terminals Investment Corp. (b)	61,088	842,593
		51,400,700
CHILE — 0.2%
Enel Americas SA ADR	100,374	724,700
CHINA — 3.8%
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	2,904,000	1,925,816
CGN Power Co., Ltd. Class H (d)	1,788,000	398,313
China Gas Holdings, Ltd.	352,200	1,074,852
China Longyuan Power Group Corp., Ltd. Class H	538,000	926,935
China Merchants Port Holdings Co., Ltd.	2,091,431	3,053,990
China Resources Gas Group, Ltd.	148,000	888,093
Guangdong Investment, Ltd.	494,000	709,908
Jiangsu Expressway Co., Ltd. Class H	1,888,000	2,136,987
Kunlun Energy Co., Ltd.	690,000	636,170
Shenzhen International Holdings, Ltd.	1,849,766	2,558,186
Security Description	Shares	Value
Zhejiang Expressway Co., Ltd. Class H	2,216,000	$1,971,782
		16,281,032
DENMARK — 1.1%
Orsted A/S (d)	32,483	4,558,618
FRANCE — 4.8%
Aeroports de Paris (a)	42,251	5,504,088
Engie SA	319,481	4,377,495
Getlink SE	686,872	10,711,489
		20,593,072
GERMANY — 3.2%
E.ON SE	403,442	4,666,724
Fraport AG Frankfurt Airport Services Worldwide (a)	58,200	3,965,856
Hamburger Hafen und Logistik AG	31,589	794,182
RWE AG	120,891	4,381,225
		13,807,987
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	7,949,600	1,788,660
ITALY — 6.8%
Atlantia SpA (a)	796,238	14,418,837
Enav SpA (a)(d)	400,625	1,805,385
Enel SpA	1,387,690	12,888,828
		29,113,050
JAPAN — 1.6%
Iwatani Corp.	16,900	1,014,091
Japan Airport Terminal Co., Ltd. (a)	132,300	5,948,077
		6,962,168
MEXICO — 3.6%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)(b)	63,390	3,309,592
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	57,803	6,178,562
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	31,512	5,826,569
		15,314,723
NETHERLANDS — 0.2%
Koninklijke Vopak NV	21,683	984,842
NEW ZEALAND — 2.3%
Auckland International Airport, Ltd. (a)(b)	1,909,068	9,697,898
SPAIN — 7.4%
Aena SME SA (a)(d)	116,171	19,053,212
Iberdrola SA	1,048,948	12,787,786
		31,840,998
SWITZERLAND — 1.2%
Flughafen Zurich AG (a)	30,105	4,983,031

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 2.3%
James Fisher & Sons PLC	66,552	$852,268
John Menzies PLC (a)	104,731	452,127
National Grid PLC	685,270	8,716,904
		10,021,299
UNITED STATES — 36.9%
American Electric Power Co., Inc.	88,958	7,524,957
American Water Works Co., Inc.	32,647	5,031,882
Cheniere Energy, Inc. (a)	76,847	6,665,709
Dominion Energy, Inc.	144,687	10,644,623
DTE Energy Co.	34,831	4,514,098
Duke Energy Corp.	138,091	13,632,343
Equitrans Midstream Corp.	135,266	1,151,114
Eversource Energy	61,483	4,933,396
Exelon Corp.	174,886	7,749,199
Kinder Morgan, Inc.	648,621	11,824,361
Macquarie Infrastructure Corp.	116,125	4,444,104
NextEra Energy, Inc.	295,955	21,687,582
ONEOK, Inc.	147,880	8,228,043
Public Service Enterprise Group, Inc.	90,566	5,410,413
Sempra Energy	54,327	7,197,241
Southern Co.	189,820	11,486,008
Targa Resources Corp.	75,822	3,370,288
WEC Energy Group, Inc.	56,570	5,031,901
Williams Cos., Inc.	404,412	10,737,139
Xcel Energy, Inc.	96,555	6,361,043
		157,625,444
TOTAL COMMON STOCKS (Cost $412,031,773)		425,006,137

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	1,014,438	1,014,742
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	4,720,520	$4,720,520
TOTAL SHORT-TERM INVESTMENTS (Cost $5,735,262)		5,735,262
TOTAL INVESTMENTS — 100.7% (Cost $417,767,035)		430,741,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,991,183)
NET ASSETS — 100.0%		$427,750,216
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$425,006,137	$—	$—	$425,006,137
Short-Term Investments	5,735,262	—	—	5,735,262
TOTAL INVESTMENTS	$430,741,399	$—	$—	$430,741,399
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Sector Breakdown as of June 30, 2021

% of Net Assets
Utilities	39.9%
Industrials	37.2
Energy	22.3
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	934,648	$934,835	$28,211,437	$28,131,450	$(151)	$71	1,014,438	$1,014,742	$440
State Street Navigator Securities Lending Portfolio II	8,696,630	8,696,630	98,395,103	102,371,213	—	—	4,720,520	4,720,520	27,806
Total		$9,631,465	$126,606,540	$130,502,663	$(151)	$71		$5,735,262	$28,246
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.7%
BHP Group, Ltd.	2,715,432	$99,015,340
Fortescue Metals Group, Ltd.	1,530,177	26,812,541
Glencore PLC	10,083,880	43,107,554
Newcrest Mining, Ltd.	751,486	14,262,426
Rio Tinto, Ltd.	342,181	32,532,860
South32, Ltd.	4,400,169	9,679,043
Woodside Petroleum, Ltd.	674,845	11,252,475
		236,662,239
BRAZIL — 5.4%
Petroleo Brasileiro SA ADR	932,213	11,400,965
Vale SA ADR	2,843,897	64,869,291
Wheaton Precious Metals Corp.	414,794	18,302,789
Yara International ASA	482,003	25,385,088
		119,958,133
CANADA — 11.0%
Agnico Eagle Mines, Ltd.	225,225	13,633,906
Barrick Gold Corp. (a)	745,913	15,444,730
Barrick Gold Corp. (a)	883,011	18,260,667
Canadian Natural Resources, Ltd.	832,988	30,270,904
Franco-Nevada Corp.	176,021	25,570,878
Kinross Gold Corp. (b)	1,158,008	7,350,354
Kirkland Lake Gold, Ltd. (b)	245,763	9,480,819
Nutrien, Ltd. (a)(b)	336,511	20,411,323
Nutrien, Ltd. (a)	1,262,753	76,535,459
Suncor Energy, Inc. (b)	1,071,696	25,695,433
		242,654,473
CHILE — 1.1%
Antofagasta PLC	317,195	6,290,204
Sociedad Quimica y Minera de Chile SA ADR	400,379	18,949,938
		25,240,142
CHINA — 1.2%
Wilmar International, Ltd.	7,985,219	26,732,246
COLOMBIA — 0.1%
Ecopetrol SA ADR	127,124	1,858,553
FINLAND — 4.8%
Neste Oyj	302,115	18,501,494
Stora Enso Oyj Class R	1,720,076	31,382,925
UPM-Kymmene Oyj	1,499,156	56,713,415
		106,597,834
FRANCE — 3.6%
TotalEnergies SE	1,755,565	79,435,870
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	4,768,000	6,115,143
INDIA — 2.1%
Reliance Industries, Ltd. GDR (c)	810,778	45,890,035
Security Description	Shares	Value
IRELAND — 1.8%
Smurfit Kappa Group PLC	724,617	$39,314,061
ISRAEL — 0.6%
ICL Group, Ltd.	1,930,042	13,095,973
ITALY — 1.0%
Eni SpA	1,770,177	21,559,338
JAPAN — 1.9%
Nippon Steel Corp.	875,000	14,769,912
Oji Holdings Corp.	2,843,100	16,342,894
Sumitomo Metal Mining Co., Ltd.	251,800	9,812,010
		40,924,816
LUXEMBOURG — 0.9%
ArcelorMittal SA	639,436	19,602,250
MEXICO — 0.1%
Fresnillo PLC	169,462	1,806,341
NETHERLANDS — 2.6%
Royal Dutch Shell PLC Class A	2,881,900	57,600,019
NORWAY — 0.7%
Equinor ASA	753,964	15,962,111
PERU — 0.2%
Southern Copper Corp.	70,269	4,519,702
RUSSIA — 4.2%
Gazprom PJSC ADR	3,030,854	23,101,169
LUKOIL PJSC ADR	180,840	16,749,401
MMC Norilsk Nickel PJSC ADR	497,867	16,962,329
Novatek PJSC GDR	48,771	10,695,480
Polymetal International PLC	229,817	4,935,238
Polyus PJSC GDR	50,739	4,908,998
Rosneft Oil Co. PJSC GDR	1,117,092	8,646,292
Tatneft PJSC ADR (a)	129,339	5,641,767
Tatneft PJSC ADR (a)	941	40,666
		91,681,340
SOUTH AFRICA — 2.6%
Anglo American PLC	1,256,488	49,860,153
Gold Fields, Ltd. ADR (b)	730,043	6,497,383
Thungela Resources, Ltd. (b)(d)	125,300	344,460
		56,701,996
SOUTH KOREA — 1.2%
Korea Zinc Co., Ltd.	11,793	4,518,652
POSCO ADR	295,204	22,662,811
		27,181,463
SPAIN — 0.6%
Repsol SA (b)	1,011,827	12,664,021
SWEDEN — 1.3%
Svenska Cellulosa AB SCA Class B	1,683,848	27,614,072

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.1%
SIG Combibloc Group AG	898,969	$24,449,700
TANZANIA, UNITED REPUBLIC OF — 0.3%
AngloGold Ashanti, Ltd. ADR (b)	344,522	6,401,219
UNITED KINGDOM — 5.8%
Amcor PLC	646,307	7,341,305
BP PLC	14,168,187	61,653,829
DS Smith PLC	3,855,772	22,259,681
Mondi PLC	1,363,192	35,799,286
		127,054,101
UNITED STATES — 32.4%
Amcor PLC	1,115,624	12,785,051
Archer-Daniels-Midland Co.	623,494	37,783,736
Avery Dennison Corp.	92,554	19,458,553
Bunge, Ltd.	156,253	12,211,172
CF Industries Holdings, Inc.	238,525	12,272,111
Chevron Corp.	725,911	76,031,918
ConocoPhillips	509,254	31,013,569
Corteva, Inc.	830,725	36,842,654
EOG Resources, Inc.	218,969	18,270,773
Exxon Mobil Corp.	1,591,477	100,390,369
FMC Corp.	144,134	15,595,299
Freeport-McMoRan, Inc.	1,344,415	49,891,241
Halliburton Co.	338,936	7,836,200
Ingredion, Inc.	76,180	6,894,290
International Paper Co.	438,933	26,910,982
Marathon Petroleum Corp.	244,371	14,764,896
Mosaic Co.	384,564	12,271,437
Newmont Corp. (a)	379,961	24,081,928
Newmont Corp. (a)	357,721	22,703,136
Nucor Corp.	274,317	26,315,230
Occidental Petroleum Corp.	320,301	10,015,812
Packaging Corp. of America	105,699	14,313,759
Phillips 66	163,883	14,064,439
Pioneer Natural Resources Co.	77,320	12,566,046
Rayonier, Inc. REIT	154,979	5,568,395
Schlumberger NV	529,171	16,938,764
Scotts Miracle-Gro Co.	45,330	8,699,734
Sealed Air Corp.	172,654	10,229,750
Valero Energy Corp.	155,101	12,110,286
Westrock Co.	293,708	15,631,140
Weyerhaeuser Co. REIT	834,857	28,735,778
		713,198,448
TOTAL COMMON STOCKS (Cost $1,939,749,521)		2,192,475,639

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	2,900,172	$2,901,042
State Street Navigator Securities Lending Portfolio II (g) (h)	13,135,730	13,135,730
TOTAL SHORT-TERM INVESTMENTS (Cost $16,036,731)		16,036,772
TOTAL INVESTMENTS — 100.3% (Cost $1,955,786,252)		2,208,512,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(6,700,234)
NET ASSETS — 100.0%		$2,201,812,177
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,192,475,639	$—	$—	$2,192,475,639
Short-Term Investments	16,036,772	—	—	16,036,772
TOTAL INVESTMENTS	$2,208,512,411	$—	$—	$2,208,512,411
Industry Breakdown as of June 30, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	34.0%
Metals & Mining	31.6
Chemicals	10.9
Containers & Packaging	8.7
Paper & Forest Products	7.9
Food Products	3.8
Equity Real Estate Investment Trusts (REITs)	1.6
Energy Equipment & Services	1.1
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,919	$6,921	$80,603,293	$77,708,943	$(270)	$41	2,900,172	$2,901,042	$1,793
State Street Navigator Securities Lending Portfolio II	52,456,729	52,456,729	396,630,479	435,951,478	—	—	13,135,730	13,135,730	182,406
Total		$52,463,650	$477,233,772	$513,660,421	$(270)	$41		$16,036,772	$184,199
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.6%
Wheaton Precious Metals Corp.	418,422	$18,462,875
CANADA — 37.2%
Agnico Eagle Mines, Ltd.	203,025	12,290,038
B2Gold Corp.	956,231	4,015,506
Barrick Gold Corp.	1,037,395	21,480,100
Cameco Corp.	399,760	7,670,433
Canadian Natural Resources, Ltd.	638,170	23,191,190
Cenovus Energy, Inc.	663,151	6,351,426
Franco-Nevada Corp.	167,987	24,403,764
Imperial Oil, Ltd. (a)	102,504	3,127,353
Kinross Gold Corp.	1,318,507	8,369,107
Kirkland Lake Gold, Ltd.	258,318	9,965,155
Nutrien, Ltd. (a)	428,771	26,007,421
Pan American Silver Corp.	158,680	4,536,277
Suncor Energy, Inc.	751,978	18,029,740
Teck Resources, Ltd. Class B	537,083	12,382,880
West Fraser Timber Co., Ltd.	94,300	6,776,837
Yamana Gold, Inc.	858,587	3,619,336
		192,216,563
CHILE — 0.7%
Lundin Mining Corp.	404,297	3,650,198
UNITED STATES — 57.1%
Archer-Daniels-Midland Co.	487,357	29,533,834
Chevron Corp.	443,794	46,482,983
ConocoPhillips	386,052	23,510,567
Corteva, Inc.	536,468	23,792,356
EOG Resources, Inc.	274,985	22,944,748
Exxon Mobil Corp.	765,884	48,311,963
FMC Corp.	158,775	17,179,455
Freeport-McMoRan, Inc.	762,006	28,278,043
Hess Corp.	136,118	11,885,824
Newmont Corp.	367,920	23,318,769
Security Description	Shares	Value
Pioneer Natural Resources Co.	124,596	$20,249,342
		295,487,884
ZAMBIA — 1.3%
First Quantum Minerals, Ltd.	299,235	6,903,936
TOTAL COMMON STOCKS (Cost $490,120,696)		516,721,456

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c)	674,946	675,149
State Street Navigator Securities Lending Portfolio II (d) (e)	1,496,292	1,496,292
TOTAL SHORT-TERM INVESTMENTS (Cost $2,171,441)		2,171,441
TOTAL INVESTMENTS — 100.3% (Cost $492,292,137)		518,892,897
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,365,539)
NET ASSETS — 100.0%		$517,527,358
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$516,721,456	$—	$—	$516,721,456
Short-Term Investments	2,171,441	—	—	2,171,441
TOTAL INVESTMENTS	$518,892,897	$—	$—	$518,892,897
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Industry Breakdown as of June 30, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	44.8%
Metals & Mining	35.1
Chemicals	13.0
Food Products	5.7
Paper & Forest Products	1.3
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	407,139	$407,221	$21,376,248	$21,108,335	$(15)	$30	674,946	$675,149	$662
State Street Navigator Securities Lending Portfolio II	3,558,979	3,558,979	119,302,578	121,365,265	—	—	1,496,292	1,496,292	13,110
Total		$3,966,200	$140,678,826	$142,473,600	$(15)	$30		$2,171,441	$13,772
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.1%
Afterpay, Ltd. (a)	13,308	$1,180,635
Aristocrat Leisure, Ltd.	23,156	749,093
Australia & New Zealand Banking Group, Ltd.	209,116	4,419,378
BHP Group PLC	139,787	4,113,217
BHP Group, Ltd.	219,996	8,021,920
Brambles, Ltd.	175,720	1,509,186
Cochlear, Ltd.	680	128,480
Coles Group, Ltd.	91,169	1,169,728
Commonwealth Bank of Australia	129,623	9,718,798
CSL, Ltd.	31,568	6,758,912
Endeavour Group, Ltd. (a)(b)	114,723	541,747
Evolution Mining, Ltd.	67,511	228,078
Fortescue Metals Group, Ltd.	145,502	2,549,560
Glencore PLC	809,104	3,458,837
Goodman Group REIT	81,023	1,287,729
Insurance Australia Group, Ltd.	267,391	1,035,838
LendLease Corp., Ltd. Stapled Security	93,183	801,709
Macquarie Group, Ltd.	30,927	3,632,062
Medibank Pvt, Ltd.	212,143	503,282
National Australia Bank, Ltd.	208,468	4,103,624
Newcrest Mining, Ltd.	57,176	1,085,141
Northern Star Resources, Ltd.	45,020	330,552
Origin Energy, Ltd.	215,974	731,263
QBE Insurance Group, Ltd.	85,433	692,058
Rio Tinto PLC	82,064	6,744,222
Rio Tinto, Ltd.	27,834	2,646,318
Santos, Ltd.	175,663	935,022
Scentre Group REIT	204,845	421,378
Sonic Healthcare, Ltd.	74,470	2,146,881
South32, Ltd. (c)	156,940	345,153
South32, Ltd. (c)	280,611	617,259
Suncorp Group, Ltd.	176,544	1,472,524
Sydney Airport Stapled Security (a)	86,216	374,767
Telstra Corp., Ltd.	309,722	874,290
Transurban Group Stapled Security	183,063	1,955,694
Vicinity Centres REIT	448,805	520,573
Wesfarmers, Ltd.	91,169	4,045,108
Westpac Banking Corp.	264,018	5,115,840
WiseTech Global, Ltd.	6,131	146,969
Woodside Petroleum, Ltd.	73,140	1,219,548
Woolworths Group, Ltd.	114,723	3,284,073
		91,616,446
AUSTRIA — 0.2%
Erste Group Bank AG	40,694	1,493,135
OMV AG	22,705	1,291,634
Raiffeisen Bank International AG	27,323	618,885
Security Description	Shares	Value
Verbund AG	721	$66,393
		3,470,047
BELGIUM — 0.5%
Ageas SA/NV	22,472	1,247,199
Anheuser-Busch InBev SA/NV	51,644	3,724,287
KBC Group NV	22,317	1,701,747
Solvay SA	10,608	1,348,580
UCB SA	14,597	1,526,102
Umicore SA	4,240	258,953
		9,806,868
BRAZIL — 1.7%
Ambev SA ADR (b)	453,235	1,559,128
B2W Cia Digital (a)	16,705	220,587
B3 SA - Brasil Bolsa Balcao	462,267	1,549,534
Banco Bradesco SA ADR	513,987	2,636,753
Banco do Brasil SA	63,864	408,930
Banco Inter SA	20,200	313,154
Banco Inter SA (a)	548	2,801
Banco Inter SA, Preference Shares	1,096	5,714
BB Seguridade Participacoes SA	55,452	255,277
Bradespar SA Preference Shares	26,428	391,481
BRF SA (a)	43,070	234,583
Centrais Eletricas Brasileiras SA	9,222	79,340
Cia Energetica de Minas Gerais ADR	212,075	504,739
Cia Siderurgica Nacional SA ADR	140,013	1,229,314
Cosan SA	60,533	289,042
Energisa SA	812	7,541
Equatorial Energia SA	16,541	81,752
Gerdau SA ADR	104,777	618,184
Itau Unibanco Holding SA Preference Shares ADR	435,537	2,617,577
Klabin SA (a)	14,622	76,755
Localiza Rent a Car SA	21,425	273,265
Lojas Renner SA	131,869	1,162,364
Magazine Luiza SA	330,146	1,391,550
Natura & Co. Holding SA (a)	65,962	745,874
Notre Dame Intermedica Participacoes SA	22,598	382,484
Petroleo Brasileiro SA Preference Shares ADR (b)	263,051	3,106,632
Raia Drogasil SA	154,095	758,829
Rumo SA (a)	15,210	58,047
Suzano SA (a)	42,282	503,978
Vale SA ADR	242,866	5,539,774
Via Varejo S/A (a)	68,955	216,985
WEG SA	92,569	621,511
Wheaton Precious Metals Corp.	31,321	1,382,039

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yara International ASA	19,717	$1,038,412
		30,263,930
CANADA — 7.0%
Agnico Eagle Mines, Ltd.	13,888	840,705
Algonquin Power & Utilities Corp. (b)	5,447	81,245
Alimentation Couche-Tard, Inc. Class B	45,838	1,686,119
B2Gold Corp.	63,414	266,295
Ballard Power Systems, Inc. (a)(b)	7,031	127,640
Bank of Montreal	56,232	5,769,876
Bank of Nova Scotia	85,523	5,568,008
Barrick Gold Corp.	128,461	2,659,889
BlackBerry, Ltd. (a)(b)	45,763	559,888
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)	686	36,286
Brookfield Asset Management, Inc. Class A	99,656	5,089,434
CAE, Inc. (a)	38,137	1,175,863
Cameco Corp. (b)	37,981	728,764
Canadian Apartment Properties REIT	2,551	119,732
Canadian Imperial Bank of Commerce (b)	33,772	3,848,475
Canadian National Railway Co.	59,620	6,297,101
Canadian Natural Resources, Ltd.	91,230	3,315,311
Canadian Pacific Railway, Ltd.	60,287	4,640,682
Canadian Tire Corp., Ltd. Class A (b)	11,057	1,751,547
Canopy Growth Corp. (a)(b)	12,992	314,544
Cenovus Energy, Inc.	85,005	814,148
CGI, Inc. (a)	11,853	1,075,796
Constellation Software, Inc.	1,374	2,083,147
Dollarama, Inc.	18,547	849,840
Enbridge, Inc.	103,974	4,167,189
Fairfax Financial Holdings, Ltd.	1,239	543,907
FirstService Corp. (b)	1,798	308,708
Franco-Nevada Corp.	12,962	1,883,012
George Weston, Ltd.	5,149	491,282
GFL Environmental, Inc. (b)	1,726	55,224
Gildan Activewear, Inc. (b)	28,392	1,048,736
IGM Financial, Inc. (b)	19,568	691,509
Imperial Oil, Ltd.	38,749	1,182,215
Intact Financial Corp.	425	57,800
Kinross Gold Corp.	116,219	737,690
Kirkland Lake Gold, Ltd.	14,763	569,513
Lightspeed POS, Inc. (a)	5,681	475,978
Loblaw Cos., Ltd.	38,408	2,366,265
Magna International, Inc.	16,666	1,544,664
Manulife Financial Corp.	135,071	2,661,498
Security Description	Shares	Value
National Bank of Canada	41,309	$3,094,756
Nutrien, Ltd. (b)	53,028	3,216,453
Nuvei Corp. (a)(d)	3,068	251,376
Onex Corp.	6,730	489,193
Open Text Corp.	19,568	994,755
Pan American Silver Corp.	10,896	311,490
Parkland Corp. (b)	1,744	56,420
Pembina Pipeline Corp. (b)	2,857	90,880
Restaurant Brands International, Inc.	16,664	1,074,823
Ritchie Bros Auctioneers, Inc.	233	13,828
Rogers Communications, Inc. Class B	45,759	2,435,208
Royal Bank of Canada	108,042	10,957,761
Shaw Communications, Inc. Class B	50,594	1,467,197
Shopify, Inc. Class A (a)	7,180	10,511,513
Sun Life Financial, Inc.	54,496	2,813,038
Suncor Energy, Inc.	115,028	2,757,960
TC Energy Corp. (b)	58,985	2,921,861
Teck Resources, Ltd. Class B	41,142	948,562
TELUS Corp.	69,475	1,559,723
Thomson Reuters Corp.	26,494	2,634,423
Toronto-Dominion Bank	138,257	9,699,092
Yamana Gold, Inc.	55,799	235,218
		127,021,055
CHILE — 0.1%
Enel Americas SA ADR	104,157	752,014
Enel Chile SA ADR	228,177	673,122
Sociedad Quimica y Minera de Chile SA ADR	13,286	628,826
		2,053,962
CHINA — 11.6%
21Vianet Group, Inc. ADR (a)	5,173	118,720
360 DigiTech, Inc. ADR (a)	5,284	221,083
3SBio, Inc. (a)(b)(d)	226,500	279,995
51job, Inc. ADR (a)	2,566	199,558
AAC Technologies Holdings, Inc. (b)	82,500	617,222
Addsino Co., Ltd. Class A (a)	2,200	6,425
Agile Group Holdings, Ltd.	130,000	168,404
Agora, Inc. ADR (a)	3,729	156,469
Agricultural Bank of China, Ltd. Class H	2,139,000	743,679
Air China, Ltd. Class H (a)	136,000	99,997
Airtac International Group	17,000	655,900
Akeso, Inc. (a)(d)	26,000	209,752
Alibaba Group Holding, Ltd. ADR (a)	4,840	1,097,615
Alibaba Group Holding, Ltd. (a)	919,600	26,051,495
Alibaba Health Information Technology, Ltd. (a)	328,000	727,307
A-Living Smart City Services Co., Ltd. (d)	25,750	128,156

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	33,500	$177,727
Anhui Honglu Steel Construction Group Co., Ltd. Class A	6,500	58,704
ANTA Sports Products, Ltd.	67,000	1,577,110
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	478,665
Autobio Diagnostics Co., Ltd. Class A	9,490	111,295
Autohome, Inc. ADR	5,470	349,861
AVIC Shenyang Aircraft Co., Ltd. Class A	6,160	57,492
AviChina Industry & Technology Co., Ltd. Class H	578,000	382,562
Baidu, Inc. ADR (a)	19,725	4,021,927
Baidu, Inc. Class A (a)	2,950	75,746
Bank of Chengdu Co., Ltd. Class A	68,000	133,035
Bank of China, Ltd. Class H	5,848,436	2,101,140
Bank of Communications Co., Ltd. Class H	1,164,710	782,887
Baozun, Inc. ADR (a)(b)	3,887	137,755
BeiGene, Ltd. ADR (a)	2,857	980,494
Beijing BDStar Navigation Co., Ltd. Class A (a)	5,300	35,331
Beijing Enterprises Water Group, Ltd.	358,000	135,532
Beijing Shunxin Agriculture Co., Ltd. Class A	24,300	158,644
Beijing Sinnet Technology Co., Ltd. Class A	70,100	156,131
Beijing Tiantan Biological Products Corp., Ltd. Class A	83,348	441,841
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	87,117
Bilibili, Inc. ADR (a)	10,518	1,281,513
BOC Hong Kong Holdings, Ltd.	173,000	586,999
Brilliance China Automotive Holdings, Ltd. (e)	308,000	217,143
Burning Rock Biotech, Ltd. ADR (a)	3,003	88,468
BYD Co., Ltd. Class A	5,600	217,557
BYD Co., Ltd. Class H (b)	45,000	1,345,506
BYD Electronic International Co., Ltd. (b)	42,000	275,823
CanSino Biologics, Inc. Class A (a)	458	55,135
CanSino Biologics, Inc. Class H (a)(b)(d)	5,200	276,276
CGN Power Co., Ltd. Class H (d)	137,400	30,609
Security Description	Shares	Value
Changchun High & New Technology Industry Group, Inc. Class A	1,200	$71,879
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	51,000	118,327
China CITIC Bank Corp., Ltd. Class H	561,000	265,841
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	448,000	—
China Conch Venture Holdings, Ltd.	42,500	178,957
China Construction Bank Corp. Class H	4,825,720	3,796,770
China Everbright Bank Co., Ltd. Class H	36,000	14,695
China Everbright Environment Group, Ltd.	164,628	93,275
China Everbright, Ltd.	44,000	51,786
China Evergrande Group (b)	209,000	272,357
China Feihe, Ltd. (d)	125,000	269,771
China Galaxy Securities Co., Ltd. Class H	199,500	118,942
China Gas Holdings, Ltd.	84,200	256,963
China Greatwall Technology Group Co., Ltd. Class A	69,600	157,280
China Hongqiao Group, Ltd.	6,500	8,805
China Jinmao Holdings Group, Ltd.	254,000	85,039
China Life Insurance Co., Ltd. Class H	589,000	1,168,011
China Literature, Ltd. (a)(b)(d)	24,200	269,085
China Longyuan Power Group Corp., Ltd. Class H	135,000	232,595
China Medical System Holdings, Ltd.	34,000	89,533
China Meidong Auto Holdings, Ltd.	72,000	392,642
China Mengniu Dairy Co., Ltd.	412,000	2,490,828
China Merchants Bank Co., Ltd. Class H	438,514	3,740,937
China Merchants Port Holdings Co., Ltd.	411,129	600,347
China Merchants Property Operation & Service Co., Ltd. Class A	19,500	51,852
China Minsheng Banking Corp., Ltd. Class H (b)	353,200	169,190
China National Software & Service Co., Ltd. Class A	16,400	144,509
China Oilfield Services, Ltd. Class H	328,000	293,964
China Overseas Land & Investment, Ltd.	329,000	747,318
China Overseas Property Holdings, Ltd.	195,000	208,412

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	194,200	$611,419
China Petroleum & Chemical Corp. Class H	2,373,800	1,201,289
China Railway Group, Ltd. Class H	221,000	115,255
China Resources Beer Holdings Co., Ltd.	205,670	1,847,252
China Resources Land, Ltd.	132,000	534,571
China Resources Mixc Lifestyle Services, Ltd. (d)	24,000	164,258
China Shenhua Energy Co., Ltd. Class H	198,000	388,053
China South Publishing & Media Group Co., Ltd. Class A	56,100	76,585
China Southern Airlines Co., Ltd. Class H (a)(b)	184,000	114,203
China Taiping Insurance Holdings Co., Ltd.	141,200	234,914
China Tourism Group Duty Free Corp., Ltd. Class A	5,400	250,825
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	360,000	246,618
China TransInfo Technology Co., Ltd. Class A	52,100	134,668
China Vanke Co., Ltd. Class H	70,600	220,913
China Yangtze Power Co., Ltd. Class A	117,200	374,410
China Yuhua Education Corp., Ltd. (d)	12,000	10,863
Chindata Group Holdings, Ltd. ADR (a)	8,777	132,445
Chongqing Brewery Co., Ltd. Class A (a)	27,555	844,241
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,800	138,728
CIFI Holdings Group Co., Ltd.	328,952	256,694
CITIC Securities Co., Ltd. Class H (a)	99,000	248,333
CITIC, Ltd.	401,000	432,196
Contemporary Amperex Technology Co., Ltd. Class A	6,200	513,208
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	47,600	225,002
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	85,500	215,351
COSCO SHIPPING Ports, Ltd.	509,259	397,395
Country Garden Holdings Co., Ltd.	459,296	514,544
Country Garden Services Holdings Co., Ltd.	76,000	821,082
CSPC Pharmaceutical Group, Ltd.	672,800	973,785
Security Description	Shares	Value
Daan Gene Co., Ltd. Class A	2,720	$8,942
Dada Nexus, Ltd. ADR (a)	4,558	132,228
Daqo New Energy Corp. ADR (a)	3,532	229,651
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	25,631
DouYu International Holdings, Ltd. ADR (a)	12,867	88,010
Ecovacs Robotics Co., Ltd. Class A	2,300	81,194
ENN Energy Holdings, Ltd.	45,300	862,152
ESR Cayman, Ltd. (a)(d)	90,800	306,336
Eve Energy Co., Ltd. Class A	2,700	43,433
Flat Glass Group Co., Ltd. Class H (b)	23,000	94,774
Fosun International, Ltd.	82,500	118,770
Fu Jian Anjoy Foods Co., Ltd. Class A (a)	5,300	208,379
Futu Holdings, Ltd. ADR (a)	3,010	539,061
Ganfeng Lithium Co., Ltd. Class A	7,100	133,069
Ganfeng Lithium Co., Ltd. Class H (d)	3,400	50,786
Gaotu Techedu, Inc. ADR (a)(b)	7,725	114,098
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	385,553
GDS Holdings, Ltd. ADR (a)	6,921	543,229
Geely Automobile Holdings, Ltd.	518,000	1,630,871
Genscript Biotech Corp. (a)	152,000	663,520
GF Securities Co., Ltd. Class H	141,600	183,431
Giant Network Group Co., Ltd. Class A	211,080	434,519
GoerTek, Inc. Class A	91,100	602,647
GOME Retail Holdings, Ltd. (a)(b)	1,549,000	199,463
Great Wall Motor Co., Ltd. Class H	257,500	832,266
Guangdong Hongda Blasting Co., Ltd. Class A	28,300	121,639
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	120,139
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	20,400	82,884
Guangzhou Automobile Group Co., Ltd. Class H	179,600	161,194
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	28,600	707,248
Guangzhou Tinci Materials Technology Co., Ltd. Class A	8,500	140,218
Guangzhou Wondfo Biotech Co., Ltd. Class A	1,300	13,016

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Haidilao International Holding, Ltd. (b)(d)	76,000	$400,265
Haier Smart Home Co., Ltd. Class H (a)	182,200	635,812
Haitong Securities Co., Ltd. Class H	157,200	137,649
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,100	35,759
Hangzhou Tigermed Consulting Co., Ltd. Class A	16,300	487,674
Hengan International Group Co., Ltd.	64,000	428,543
HengTen Networks Group, Ltd. (a)(b)	220,000	175,924
Hopson Development Holdings, Ltd.	36,400	166,864
Hua Hong Semiconductor, Ltd. (a)(b)(d)	24,000	132,580
Huadian Power International Corp., Ltd. Class A	73,100	38,921
Hualan Biological Engineering, Inc. Class A	55,720	316,338
Huaneng Power International, Inc. Class H	908,000	355,443
Huatai Securities Co., Ltd. Class H (d)	148,800	218,433
Huaxi Securities Co., Ltd. Class A	14,400	21,463
Huazhu Group, Ltd. ADR (a)(b)	12,464	658,224
Humanwell Healthcare Group Co., Ltd. Class A	1,800	7,876
HUYA, Inc. ADR (a)(b)	10,889	192,191
Iflytek Co., Ltd. Class A	8,800	92,047
I-Mab ADR (a)	2,388	200,473
Industrial & Commercial Bank of China, Ltd. Class H	5,045,045	2,962,381
Ingenic Semiconductor Co., Ltd. Class A	3,600	56,233
Innovent Biologics, Inc. (a)(d)	72,000	839,522
Intco Medical Technology Co., Ltd. Class A	4,500	86,924
iQIYI, Inc. ADR (a)	21,706	338,179
JA Solar Technology Co., Ltd. Class A (a)	11,200	84,942
Jafron Biomedical Co., Ltd. Class A	26,680	356,623
JD Health International, Inc. (a)(b)(d)	16,900	242,210
JD.com, Inc. ADR (a)	54,143	4,321,153
Jiangsu Expressway Co., Ltd. Class H	14,000	15,846
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	23,937
Jiangsu King's Luck Brewery JSC, Ltd. Class A	21,700	181,907
Security Description	Shares	Value
Jiangsu Shagang Co., Ltd. Class A	32,900	$55,556
Jiangxi Zhengbang Technology Co., Ltd. Class A	26,800	49,569
Jinke Properties Group Co., Ltd. Class A	704,100	630,991
Jinxin Fertility Group, Ltd. (d)	46,000	116,098
JiuGui Liquor Co., Ltd. Class A	2,900	114,728
Jiumaojiu International Holdings, Ltd. (d)	80,000	327,073
Joinn Laboratories China Co., Ltd. Class A	1,000	28,441
Jointown Pharmaceutical Group Co., Ltd. Class A	127,700	303,791
JOYY, Inc. ADR	5,075	334,798
KE Holdings, Inc. ADR (a)	23,102	1,101,503
Kingdee International Software Group Co., Ltd. (a)	226,000	766,832
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	3,909	132,632
Kingsoft Corp., Ltd. (b)	127,000	761,262
Kuaishou Technology (a)(b)(d)	17,900	449,007
Kuang-Chi Technologies Co., Ltd. Class A (a)	2,200	7,086
Kweichow Moutai Co., Ltd. Class A	5,245	1,669,655
Lenovo Group, Ltd.	454,000	522,057
Lens Technology Co., Ltd. Class A	1,700	7,738
Li Auto, Inc. ADR (a)(b)	27,940	976,224
Li Ning Co., Ltd.	120,000	1,464,875
Lingyi iTech Guangdong Co. Class A	98,500	140,108
Logan Group Co., Ltd.	44,000	65,837
Longfor Group Holdings, Ltd. (d)	46,000	257,667
LONGi Green Energy Technology Co., Ltd. Class A	14,280	196,357
Luxshare Precision Industry Co., Ltd. Class A (a)	55,718	396,701
Luzhou Laojiao Co., Ltd. Class A	1,400	51,126
Mango Excellent Media Co., Ltd. Class A	5,700	60,521
Maxscend Microelectronics Co., Ltd. Class A	1,100	91,513
Meituan Class B (a)(d)	228,500	9,427,352
Microport Scientific Corp.	53,000	475,344
Ming Yuan Cloud Group Holdings, Ltd.	29,000	143,957
Momo, Inc. ADR	15,287	234,044
Muyuan Foods Co., Ltd. Class A	28,062	264,165

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
NanJi E-Commerce Co., Ltd. Class A	146,900	$222,140
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	34,350	221,970
NAURA Technology Group Co., Ltd. Class A	11,700	502,309
NetEase, Inc. ADR	25,816	2,975,294
New China Life Insurance Co., Ltd. Class H	73,900	252,175
New Hope Liuhe Co., Ltd. Class A (a)	50,000	113,530
New Oriental Education & Technology Group, Inc. ADR (a)	103,114	844,504
NIO, Inc. ADR (a)	83,249	4,428,847
Noah Holdings, Ltd. ADR (a)	4,525	213,580
OneConnect Financial Technology Co., Ltd. ADR (a)	10,329	124,155
Ovctek China, Inc. Class A	49,069	786,444
Perfect World Co., Ltd. Class A	38,050	140,814
PetroChina Co., Ltd. Class H	1,412,000	687,286
Pharmaron Beijing Co., Ltd. Class A	2,300	77,246
Pharmaron Beijing Co., Ltd. Class H (d)	7,100	189,252
PICC Property & Casualty Co., Ltd. Class H	647,415	566,895
Pinduoduo, Inc. ADR (a)	27,961	3,551,606
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	34,300	427,102
Ping An Insurance Group Co. of China, Ltd. Class H	353,500	3,461,781
Prosus NV (a)	32,376	3,166,412
Qianhe Condiment & Food Co., Ltd. Class A	21,960	89,358
Raytron Technology Co., Ltd. Class A	5,023	77,613
RLX Technology, Inc. ADR (a)	9,844	85,938
Sangfor Technologies, Inc. Class A	2,900	116,470
Seazen Group, Ltd.	254,000	240,726
SF Holding Co., Ltd. Class A	1,300	13,622
Shandong Gold Mining Co., Ltd. Class A	47,041	139,939
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	625,322
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	8,540	125,294
Shanghai Baosight Software Co., Ltd. Class A	43,460	342,387
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,600	$73,683
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	12,500	100,923
Shanghai Jinjiang International Hotels Co., Ltd. Class A	13,313	117,349
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	457,189	424,729
Shanghai M&G Stationery, Inc. Class A	16,300	213,335
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,300	72,725
Shanxi Meijin Energy Co., Ltd. Class A (a)	184,400	215,771
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (a)	14,000	970,770
Shenergy Co., Ltd. Class A	213,700	203,088
Shenghe Resources Holding Co., Ltd. Class A (a)	7,200	19,346
Shengyi Technology Co., Ltd. Class A	45,200	163,776
Shennan Circuits Co., Ltd. Class A	8,680	149,301
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	49,579
Shenzhen Energy Group Co., Ltd. Class A	260,440	369,647
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	58,185
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	16,273
Shenzhen Kangtai Biological Products Co., Ltd. Class A	17,051	393,230
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,800	133,742
Shenzhen MTC Co., Ltd. Class A (a)	40,900	38,426
Shenzhen SC New Energy Technology Corp. Class A	4,700	84,392
Shenzhou International Group Holdings, Ltd.	32,400	818,151
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	6,500	29,337
Sichuan Chuantou Energy Co., Ltd. Class A	110,918	211,678
Silergy Corp.	5,000	680,126
Sinopharm Group Co., Ltd. Class H	66,000	196,321
Skshu Paint Co., Ltd. Class A	4,900	133,481

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Smoore International Holdings, Ltd. (d)	69,000	$382,502
Spring Airlines Co., Ltd. Class A	16,800	147,956
Sun Art Retail Group, Ltd. (a)(b)	226,500	168,580
Sunac China Holdings, Ltd. (a)	163,300	560,395
Sunac Services Holdings, Ltd. (d)	56,000	208,039
Sungrow Power Supply Co., Ltd. Class A	3,900	69,454
Sunny Optical Technology Group Co., Ltd.	54,800	1,731,674
TAL Education Group ADR (a)	27,517	694,254
Tencent Holdings, Ltd.	383,400	28,832,079
Tencent Music Entertainment Group ADR (a)	37,017	573,023
Thunder Software Technology Co., Ltd. Class A	4,600	111,824
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	60,345
Tingyi Cayman Islands Holding Corp.	332,000	662,645
Tongcheng-Elong Holdings, Ltd. (a)	70,000	175,229
Tongwei Co., Ltd. Class A	1,700	11,385
Topchoice Medical Corp. Class A (a)	500	31,807
TravelSky Technology, Ltd. Class H	56,000	120,857
Trip.com Group, Ltd. ADR (a)	30,565	1,083,835
Tsingtao Brewery Co., Ltd. Class H (a)	60,000	645,905
Up Fintech Holding, Ltd. ADR (a)	4,365	126,498
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	15,500	129,236
Vipshop Holdings, Ltd. ADR (a)	41,670	836,734
Walvax Biotechnology Co., Ltd. Class A	59,998	572,971
Wangfujing Group Co., Ltd. Class A	2,500	11,175
Want Want China Holdings, Ltd.	166,000	117,566
Weibo Corp. ADR (a)	6,627	348,713
Weimob, Inc. (a)(b)(d)	123,000	271,156
Wens Foodstuffs Group Co., Ltd. Class A	16,980	37,766
Wharf Holdings, Ltd.	12,000	45,739
Will Semiconductor Co., Ltd. Class A	6,000	299,032
Winning Health Technology Group Co., Ltd. Class A	84,340	212,389
Security Description	Shares	Value
Wuhan Guide Infrared Co., Ltd. Class A	84,032	$358,715
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	22,400	83,278
Wuliangye Yibin Co., Ltd. Class A (a)	16,300	751,543
WuXi AppTec Co., Ltd. Class A	20,102	487,207
Wuxi Biologics Cayman, Inc. (a)(d)	208,000	3,811,354
Wuxi Shangji Automation Co., Ltd. Class A	2,100	58,165
Xiaomi Corp. Class B (a)(d)	881,000	3,063,026
Xinyi Solar Holdings, Ltd.	264,000	569,756
XPeng, Inc. ADR (a)(b)	20,291	901,326
Yadea Group Holdings, Ltd. (d)	92,000	197,841
Yantai Eddie Precision Machinery Co., Ltd. Class A	12,180	80,819
Yanzhou Coal Mining Co., Ltd. Class H (b)	330,000	443,635
Yealink Network Technology Corp., Ltd. Class A	20,650	267,839
Yifeng Pharmacy Chain Co., Ltd. Class A	3,822	33,181
Yihai International Holding, Ltd. (b)	21,000	141,021
Yonyou Network Technology Co., Ltd. Class A	18,630	95,906
Yum China Holdings, Inc.	25,420	1,684,075
Yunda Holding Co., Ltd. Class A	11,570	24,229
Yunnan Energy New Material Co., Ltd. Class A	3,400	123,194
Zai Lab, Ltd. ADR (a)	4,853	858,932
Zhejiang Huayou Cobalt Co., Ltd. Class A	2,400	42,422
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	126,040
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(d)	24,000	135,825
Zhongjin Gold Corp., Ltd. Class A	92,500	123,413
Zhongsheng Group Holdings, Ltd.	24,500	203,803
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	76,000	449,197
Zijin Mining Group Co., Ltd. Class H	890,000	1,196,469
ZTE Corp. Class H	67,600	211,091

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	15,263	$463,232
		209,606,779
COLOMBIA — 0.1%
Bancolombia SA ADR	34,831	1,003,133
DENMARK — 1.6%
Ambu A/S Class B	11,526	443,170
AP Moller - Maersk A/S Class B	824	2,368,628
Chr. Hansen Holding A/S	2,072	187,025
Coloplast A/S Class B	4,708	772,585
Danske Bank A/S	66,478	1,169,889
DSV Panalpina A/S	20,555	4,794,107
Genmab A/S (a)	5,284	2,162,289
GN Store Nord A/S	2,761	241,203
Novo Nordisk A/S Class B	129,799	10,875,664
Novozymes A/S Class B	14,406	1,085,984
Orsted A/S (d)	7,508	1,053,662
Pandora A/S	8,698	1,169,342
Vestas Wind Systems A/S	88,499	3,454,969
		29,778,517
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE (a)	227,474	756,121
Fawry for Banking & Payment Technology Services SAE (a)	99,600	120,637
		876,758
FINLAND — 0.8%
Elisa Oyj	10,434	622,644
Fortum Oyj	11,521	317,796
Kone Oyj Class B	30,916	2,522,435
Neste Oyj	27,948	1,711,533
Nokia Oyj (a)(c)	207,631	1,111,850
Nokia Oyj (a)(c)	110,010	587,792
Nordea Bank Abp (c)	214,776	2,392,329
Nordea Bank Abp (c)	3,306	36,846
Sampo Oyj Class A	32,667	1,501,555
Stora Enso Oyj Class R	68,859	1,256,338
UPM-Kymmene Oyj	59,655	2,256,762
Wartsila OYJ Abp	32,478	482,024
		14,799,904
FRANCE — 6.6%
Accor SA (a)	24,591	918,326
Adevinta ASA (a)	14,020	268,826
Air Liquide SA	39,860	6,979,888
Airbus SE (a)	39,623	5,095,480
Alstom SA (a)	27,158	1,371,683
AXA SA	126,304	3,203,131
BioMerieux	672	78,099
BNP Paribas SA	74,504	4,671,294
Bouygues SA	23,710	876,991
Capgemini SE	15,412	2,960,890
Carrefour SA	69,599	1,368,884
Security Description	Shares	Value
Cie de Saint-Gobain	35,425	$2,333,265
Cie Generale des Etablissements Michelin SCA	11,962	1,907,982
Credit Agricole SA	84,384	1,182,239
Danone SA	49,073	3,455,079
Dassault Systemes SE	8,987	2,179,497
Edenred	12,422	707,837
Electricite de France SA	6,629	90,563
Engie SA	91,989	1,260,424
EssilorLuxottica SA	20,808	3,840,607
Faurecia SE (c)	1,007	49,404
Faurecia SE (c)	1,352	66,138
Hermes International	1,018	1,483,103
Kering SA	6,074	5,308,729
Klepierre SA REIT	10,363	267,051
La Francaise des Jeux SAEM (d)	366	21,520
Legrand SA	19,684	2,083,620
L'Oreal SA	19,160	8,538,873
LVMH Moet Hennessy Louis Vuitton SE	19,398	15,212,611
Orange SA	170,700	1,946,395
Pernod Ricard SA	18,155	4,030,421
Publicis Groupe SA	26,188	1,675,180
Renault SA (a)	6,765	273,451
Safran SA	22,254	3,085,639
Sanofi	80,602	8,445,975
Sartorius Stedim Biotech	1,008	476,840
Societe Generale SA	38,972	1,148,953
Sodexo SA (a)	12,406	1,157,857
Teleperformance	1,494	606,465
TotalEnergies SE	170,272	7,704,474
Ubisoft Entertainment SA (a)	1,285	89,970
Unibail-Rodamco-Westfield REIT (a)	49,930	212,914
Unibail-Rodamco-Westfield REIT (a)	6,318	546,879
Valeo SA	16,815	505,901
Veolia Environnement SA	42,066	1,270,599
Vinci SA	39,949	4,263,325
Vivendi SE	91,899	3,087,491
Worldline SA (a)(d)	8,030	751,728
		119,062,491
GERMANY — 5.7%
adidas AG	14,543	5,413,693
Allianz SE	31,776	7,924,772
BASF SE	66,308	5,224,489
Bayer AG	70,194	4,262,880
Bayerische Motoren Werke AG	25,330	2,682,771
Commerzbank AG (a)	52,853	374,942
Continental AG (a)	6,872	1,010,376
Covestro AG (d)	12,238	790,381
Daimler AG	60,690	5,419,515
Deutsche Bank AG (a)	129,910	1,692,507

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Deutsche Boerse AG	19,472	$3,399,121
Deutsche Lufthansa AG (a)(b)	26,872	302,423
Deutsche Post AG	88,967	6,051,825
Deutsche Telekom AG	265,146	5,600,748
Deutsche Wohnen SE	7,047	431,056
E.ON SE	169,416	1,959,681
Fresenius Medical Care AG & Co. KGaA	19,875	1,650,827
Fresenius SE & Co. KGaA	29,702	1,549,663
HelloFresh SE (a)	11,019	1,071,269
Henkel AG & Co. KGaA Preference Shares	7,506	792,578
Infineon Technologies AG	57,237	2,295,613
Just Eat Takeaway.com NV (a)(b)(d)	6,291	580,949
Merck KGaA	16,869	3,234,802
MTU Aero Engines AG	1,413	350,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,331	3,651,144
Porsche Automobil Holding SE Preference Shares	10,852	1,162,878
Puma SE	5,998	715,215
RWE AG	43,706	1,583,955
SAP SE	76,568	10,790,914
Sartorius AG Preference Shares	1,822	948,552
Scout24 AG (d)	1,620	136,633
Siemens AG	58,597	9,285,283
Siemens Energy AG (a)	30,402	916,486
Siemens Healthineers AG (d)	19,222	1,178,065
Symrise AG	9,126	1,271,647
TeamViewer AG (a)(d)	7,186	270,314
United Internet AG	5,900	241,250
Volkswagen AG (b)	4,352	1,428,576
Volkswagen AG Preference Shares	9,742	2,440,003
Vonovia SE	26,562	1,717,374
Zalando SE (a)(d)	7,074	855,265
		102,660,484
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,743	46,029
JUMBO SA	28,932	486,866
OPAP SA	47,765	719,952
		1,252,847
HONG KONG — 1.9%
AIA Group, Ltd.	824,200	10,241,674
Alibaba Pictures Group, Ltd. (a)(b)	920,000	127,945
Bank of East Asia, Ltd.	354,069	657,452
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	1,418,000	—
China Youzan, Ltd. (a)(b)	1,164,000	221,833
CK Asset Holdings, Ltd.	113,332	782,219
Security Description	Shares	Value
CLP Holdings, Ltd.	101,500	$1,003,779
Hang Lung Properties, Ltd.	401,000	973,861
Hang Seng Bank, Ltd.	56,600	1,130,418
Henderson Land Development Co., Ltd.	238,317	1,129,312
Hong Kong & China Gas Co., Ltd.	776,057	1,205,180
Hong Kong Exchanges & Clearing, Ltd.	95,440	5,687,675
Jardine Matheson Holdings, Ltd.	3,800	242,896
Link REIT	282,717	2,739,488
Melco Resorts & Entertainment, Ltd. ADR (a)	11,020	182,601
New World Development Co., Ltd.	171,601	891,609
Perennial Energy Holdings, Ltd. (b)	45,000	10,662
Sino Biopharmaceutical, Ltd.	1,331,500	1,306,493
SSY Group, Ltd.	328,000	293,119
Sun Hung Kai Properties, Ltd.	118,185	1,760,787
Swire Pacific, Ltd. Class A	82,506	559,365
Techtronic Industries Co., Ltd.	127,000	2,217,555
Vinda International Holdings, Ltd. (b)	10,000	30,776
WH Group, Ltd. (d)	353,601	317,819
Wharf Real Estate Investment Co., Ltd.	12,000	69,767
		33,784,285
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	82,864	660,106
OTP Bank Nyrt (a)	24,340	1,311,962
		1,972,068
INDIA — 3.0%
ACC, Ltd.	13,985	379,080
Adani Enterprises, Ltd.	14,355	291,146
Adani Green Energy, Ltd. (a)	31,273	473,281
Adani Ports & Special Economic Zone, Ltd.	52,296	495,099
Adani Total Gas, Ltd.	17,101	234,635
Adani Transmission, Ltd. (a)	19,442	277,113
Ambuja Cements, Ltd.	134,838	617,955
Apollo Hospitals Enterprise, Ltd.	6,347	309,097
Asian Paints, Ltd.	13,502	543,622
Aurobindo Pharma, Ltd.	30,297	393,417
Avenue Supermarts, Ltd. (a)(d)	6,389	287,441
Axis Bank, Ltd. (a)	121,859	1,226,787
Bajaj Auto, Ltd. (a)	6,165	342,865
Bajaj Finance, Ltd. (a)	18,614	1,506,512
Bajaj Finserv, Ltd. (a)	2,090	340,481

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Balkrishna Industries, Ltd.	716	$21,570
Bandhan Bank, Ltd. (a)(d)	47,323	210,257
Bharat Electronics, Ltd.	84,546	202,465
Bharat Forge, Ltd. (a)	11,319	116,022
Bharat Petroleum Corp., Ltd.	48,170	303,355
Bharti Airtel, Ltd.	128,621	909,587
Biocon, Ltd. (a)	7,562	41,147
Cholamandalam Investment & Finance Co., Ltd.	20,971	144,805
Cipla, Ltd.	19,156	250,474
Dabur India, Ltd.	63,670	487,183
Divi's Laboratories, Ltd. (a)	7,758	460,100
DLF, Ltd.	40,411	152,826
Dr Reddy's Laboratories, Ltd. ADR	19,547	1,436,900
Eicher Motors, Ltd. (a)	10,347	371,834
Godrej Consumer Products, Ltd. (a)	41,228	482,694
HCL Technologies, Ltd.	84,458	1,117,509
HDFC Life Insurance Co., Ltd. (d)	33,433	308,692
Hero MotoCorp, Ltd.	1,789	69,861
Hindalco Industries, Ltd.	116,067	580,960
Hindustan Petroleum Corp., Ltd.	59,222	233,605
Hindustan Unilever, Ltd.	78,178	2,599,237
Housing Development Finance Corp., Ltd.	101,353	3,375,138
ICICI Bank, Ltd. ADR (a)	145,540	2,488,734
ICICI Lombard General Insurance Co., Ltd. (d)	12,353	260,422
Indian Oil Corp., Ltd.	57,479	83,439
Indraprastha Gas, Ltd.	14,089	105,720
Indus Towers, Ltd.	72,290	232,100
Info Edge India, Ltd.	8,580	567,431
Infosys, Ltd. ADR	294,914	6,249,228
Ipca Laboratories, Ltd.	10,790	294,159
ITC, Ltd.	197,313	538,078
JSW Steel, Ltd.	56,907	523,593
Jubilant Foodworks, Ltd. (a)	11,247	466,070
Kotak Mahindra Bank, Ltd. (a)	22,984	527,476
Larsen & Toubro Infotech, Ltd. (d)	6,545	358,491
Lupin, Ltd.	24,056	371,892
Mahindra & Mahindra, Ltd. GDR	53,781	562,012
Marico, Ltd.	100,329	716,462
Maruti Suzuki India, Ltd.	4,562	461,288
Motherson Sumi Systems, Ltd. (a)	39,772	129,541
Muthoot Finance, Ltd.	11,195	223,154
Nestle India, Ltd.	4,362	1,034,779
Petronet LNG, Ltd.	32,585	98,987
PI Industries, Ltd.	6,372	249,496
Piramal Enterprises, Ltd.	7,222	233,017
Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	36,114	$112,914
REC, Ltd.	18,724	37,420
Reliance Industries, Ltd. GDR (d)	111,414	6,306,032
SBI Life Insurance Co., Ltd. (d)	15,984	216,794
Shree Cement, Ltd. (a)	2,111	781,141
Shriram Transport Finance Co., Ltd.	32,072	579,328
State Bank of India	65,220	367,822
Sun Pharmaceutical Industries, Ltd.	58,957	535,753
Tata Consultancy Services, Ltd.	53,307	2,399,460
Tata Consumer Products, Ltd.	26,179	265,699
Tata Motors, Ltd. ADR (a)	39,588	901,815
Tata Steel, Ltd.	21,978	344,942
Tech Mahindra, Ltd.	41,559	612,482
Torrent Pharmaceuticals, Ltd.	1,161	45,322
Trent, Ltd.	4,400	50,307
UltraTech Cement, Ltd.	6,391	582,610
United Spirits, Ltd. (a)	54,366	483,940
UPL, Ltd.	45,154	481,641
Vedanta, Ltd.	44,793	158,400
Wipro, Ltd.	73,849	542,119
Yes Bank, Ltd. (a)	742,913	135,429
		54,311,691
INDONESIA — 0.4%
Adaro Energy Tbk PT	395,400	32,859
Astra International Tbk PT	2,018,500	687,682
Bank Central Asia Tbk PT	692,100	1,437,897
Bank Mandiri Persero Tbk PT	1,644,600	669,182
Bank Rakyat Indonesia Persero Tbk PT	4,886,200	1,327,699
Barito Pacific Tbk PT	298,300	17,589
Charoen Pokphand Indonesia Tbk PT	1,241,900	535,302
Gudang Garam Tbk PT (a)	99,800	304,218
Indah Kiat Pulp & Paper Tbk PT	160,800	82,618
Merdeka Copper Gold Tbk PT (a)	479,900	97,304
Telkom Indonesia Persero Tbk PT	5,007,800	1,087,901
United Tractors Tbk PT	51,600	72,062
		6,352,313
IRELAND — 0.5%
CRH PLC	72,182	3,638,029
Flutter Entertainment PLC (a)	9,035	1,636,121
Kerry Group PLC Class A	17,210	2,404,221
Kingspan Group PLC	1,754	165,657
Smurfit Kappa Group PLC	17,930	972,791
		8,816,819

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ISRAEL — 0.4%
Bank Hapoalim BM (a)	219,219	$1,759,941
Bank Leumi Le-Israel BM (a)	241,563	1,835,538
Check Point Software Technologies, Ltd. (a)	6,280	729,296
Isracard, Ltd. (a)	0	2
Nice, Ltd. (a)	8,120	1,984,086
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	74,576	738,302
Wix.com, Ltd. (a)	3,382	981,727
		8,028,892
ITALY — 1.1%
Assicurazioni Generali SpA	92,539	1,855,189
Atlantia SpA (a)	51,660	935,495
DiaSorin SpA	636	120,300
Enel SpA	528,277	4,906,623
Eni SpA	182,053	2,217,260
Ferrari NV	13,123	2,707,888
FinecoBank Banca Fineco SpA (a)	1,393	24,284
Intesa Sanpaolo SpA	953,019	2,632,768
Mediobanca Banca di Credito Finanziario SpA (a)	63,309	739,520
Snam SpA (b)	179,428	1,037,321
Telecom Italia SpA	1,175,023	583,721
UniCredit SpA	122,171	1,441,582
		19,201,951
JAPAN — 14.1%
Acom Co., Ltd.	46,800	204,083
Advantest Corp.	5,400	487,017
Aeon Co., Ltd.	59,000	1,586,765
AGC, Inc. (b)	23,700	995,063
Aisin Corp.	20,800	890,170
Ajinomoto Co., Inc.	22,900	595,041
Asahi Group Holdings, Ltd. (b)	46,800	2,188,835
Asahi Intecc Co., Ltd.	4,200	100,506
Asahi Kasei Corp.	138,800	1,526,312
Astellas Pharma, Inc.	178,700	3,114,651
Bandai Namco Holdings, Inc.	4,300	298,625
Bridgestone Corp. (b)	56,000	2,550,500
Canon, Inc. (b)	77,200	1,747,938
Capcom Co., Ltd.	6,800	199,117
Central Japan Railway Co.	9,200	1,396,702
Chiba Bank, Ltd.	169,800	1,023,481
Chubu Electric Power Co., Inc.	77,400	947,015
Chugai Pharmaceutical Co., Ltd.	32,400	1,285,024
Concordia Financial Group, Ltd.	196,600	720,932
CyberAgent, Inc.	11,800	253,563
Dai-ichi Life Holdings, Inc.	56,600	1,037,250
Daiichi Sankyo Co., Ltd.	124,200	2,679,493
Daikin Industries, Ltd.	17,100	3,187,666
Security Description	Shares	Value
Daiwa House REIT Investment Corp.	64	$188,846
Daiwa Securities Group, Inc.	191,300	1,051,555
Denso Corp.	39,200	2,676,789
Dentsu Group, Inc. (b)	2,200	78,791
East Japan Railway Co.	23,900	1,706,958
Eisai Co., Ltd.	18,100	1,781,625
ENEOS HoldingS, Inc.	308,408	1,291,818
FANUC Corp.	15,700	3,790,265
Fast Retailing Co., Ltd.	4,100	3,089,314
FUJIFILM Holdings Corp.	35,300	2,620,387
Fujitsu, Ltd.	18,100	3,392,017
GLP J-Reit	235	405,676
GMO Payment Gateway, Inc.	1,500	195,558
Hitachi, Ltd.	72,300	4,143,619
Honda Motor Co., Ltd.	108,500	3,470,358
Hoya Corp.	31,400	4,167,240
Idemitsu Kosan Co., Ltd.	12,500	302,167
Inpex Corp. (b)	76,800	573,630
ITOCHU Corp.	122,300	3,526,083
Japan Exchange Group, Inc.	33,800	752,194
Japan Metropolitan Fund Invest REIT	1,204	1,306,078
Japan Real Estate Investment Corp. REIT	220	1,353,816
Japan Tobacco, Inc. (b)	77,500	1,465,301
JFE Holdings, Inc.	42,600	499,348
JSR Corp.	41,400	1,253,302
Kajima Corp.	86,900	1,101,615
Kakaku.com, Inc.	2,700	81,615
Kansai Electric Power Co., Inc.	100,300	957,454
Kao Corp. (b)	39,300	2,420,178
KDDI Corp.	119,000	3,715,064
Keyence Corp.	10,400	5,253,879
Kintetsu Group Holdings Co., Ltd. (a)	30,500	1,071,718
Kirin Holdings Co., Ltd. (b)	12,700	247,844
Komatsu, Ltd.	78,300	1,947,447
Kose Corp.	2,200	346,482
Kubota Corp. (b)	106,600	2,158,124
Kyocera Corp.	40,400	2,499,930
Lasertec Corp.	3,200	622,471
Lixil Corp.	40,700	1,053,528
M3, Inc.	28,000	2,046,707
Makita Corp.	30,500	1,437,202
Marubeni Corp.	182,300	1,586,810
Mazda Motor Corp. (a)	17,100	160,847
McDonald's Holdings Co. Japan, Ltd. (b)	2,400	105,956
MEIJI Holdings Co., Ltd.	3,200	191,729
Mercari, Inc. (a)(b)	3,500	186,053
Mitsubishi Chemical Holdings Corp.	155,900	1,311,223
Mitsubishi Corp.	112,300	3,063,739
Mitsubishi Electric Corp.	180,300	2,619,459
Mitsubishi Estate Co., Ltd.	129,318	2,093,160

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	33,000	$971,952
Mitsubishi UFJ Financial Group, Inc.	764,600	4,134,034
Mitsui & Co., Ltd.	130,600	2,942,295
Mitsui Chemicals, Inc.	32,600	1,126,417
Mitsui Fudosan Co., Ltd.	24,000	556,374
Mizuho Financial Group, Inc.	114,480	1,637,418
MonotaRO Co., Ltd.	8,400	199,045
MS&AD Insurance Group Holdings, Inc.	59,400	1,716,868
Murata Manufacturing Co., Ltd.	52,900	4,042,687
NEC Corp.	20,000	1,030,724
Nexon Co., Ltd.	25,200	562,170
Nidec Corp.	35,000	4,060,050
Nihon M&A Center, Inc.	8,200	212,850
Nintendo Co., Ltd.	7,900	4,599,495
Nippon Building Fund, Inc. REIT	38	237,265
Nippon Paint Holdings Co., Ltd. (b)	28,300	384,507
Nippon Prologis REIT, Inc.	170	541,445
Nippon Steel Corp.	65,000	1,097,193
Nippon Telegraph & Telephone Corp.	107,800	2,811,308
Nippon Yusen KK	17,100	867,402
Nissan Motor Co., Ltd. (a)	188,400	935,804
Nitori Holdings Co., Ltd.	4,100	726,246
Nitto Denko Corp.	18,000	1,344,445
Nomura Holdings, Inc.	219,800	1,124,448
Nomura Real Estate Master Fund, Inc. REIT	79	126,767
Nomura Research Institute, Ltd.	4,500	149,000
NTT Data Corp.	100,900	1,575,455
Obayashi Corp.	141,500	1,125,728
Obic Co., Ltd.	2,200	410,505
Olympus Corp.	54,900	1,092,163
Ono Pharmaceutical Co., Ltd.	23,100	515,947
Oriental Land Co., Ltd.	9,400	1,340,679
ORIX Corp.	120,600	2,036,802
Orix JREIT, Inc.	48	92,462
Osaka Gas Co., Ltd.	72,300	1,347,767
Otsuka Holdings Co., Ltd. (b)	17,100	709,791
Panasonic Corp.	197,800	2,290,944
Rakuten Group, Inc.	54,000	610,109
Recruit Holdings Co., Ltd.	66,200	3,262,582
Resona Holdings, Inc.	59,400	228,630
Rohm Co., Ltd.	17,100	1,582,278
Ryohin Keikaku Co., Ltd.	17,200	361,078
SBI Holdings, Inc.	18,300	433,304
Secom Co., Ltd.	18,100	1,377,029
Seven & i Holdings Co., Ltd.	60,200	2,873,046
SG Holdings Co., Ltd.	11,800	309,698
Sharp Corp. (b)	38,000	627,570
Shimano, Inc.	2,300	546,040
Security Description	Shares	Value
Shin-Etsu Chemical Co., Ltd.	28,600	$4,787,711
Shionogi & Co., Ltd.	17,100	892,207
Shiseido Co., Ltd.	21,200	1,560,728
Shizuoka Bank, Ltd. (b)	155,600	1,204,256
SMC Corp.	4,200	2,484,278
Softbank Corp.	8,500	111,314
SoftBank Group Corp.	86,500	6,059,442
Sompo Holdings, Inc.	35,400	1,309,599
Sony Group Corp.	89,400	8,711,244
Subaru Corp.	21,800	430,442
Sumitomo Chemical Co., Ltd.	196,600	1,043,314
Sumitomo Corp.	100,800	1,351,387
Sumitomo Electric Industries, Ltd.	77,500	1,144,450
Sumitomo Mitsui Financial Group, Inc.	63,700	2,198,135
Sumitomo Mitsui Trust Holdings, Inc.	18,000	572,160
Suzuki Motor Corp.	17,200	728,509
Sysmex Corp.	11,600	1,379,584
T&D Holdings, Inc.	41,100	531,756
Takeda Pharmaceutical Co., Ltd.	112,799	3,779,615
TDK Corp.	17,100	2,078,376
Terumo Corp.	69,200	2,806,905
Tohoku Electric Power Co., Inc.	41,500	325,300
Tokio Marine Holdings, Inc.	57,800	2,660,081
Tokyo Electric Power Co. Holdings, Inc. (a)	136,800	406,739
Tokyo Electron, Ltd.	10,400	4,505,199
Tokyo Gas Co., Ltd.	62,700	1,184,628
Tokyu Corp.	94,500	1,286,508
TOPPAN, INC.	64,200	1,032,498
Toray Industries, Inc.	196,600	1,309,191
Toshiba Corp. (b)	32,200	1,394,009
Toyota Motor Corp.	139,200	12,177,962
Toyota Tsusho Corp.	32,200	1,523,110
Unicharm Corp.	9,500	382,602
United Urban Investment Corp. REIT	17	24,614
Welcia Holdings Co., Ltd.	1,400	45,788
West Japan Railway Co.	17,800	1,015,814
Yakult Honsha Co., Ltd.	3,400	192,684
Yamada Holdings Co., Ltd.	119,300	551,409
Yamaha Corp.	25,500	1,385,395
Yamaha Motor Co., Ltd. (b)	38,300	1,042,130
Z Holdings Corp.	259,400	1,301,324
ZOZO, Inc.	10,800	367,330
		254,546,261
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	23,380	71,234
Boubyan Bank KSCP (a)	358,894	871,923
Kuwait Finance House KSCP	50,617	127,509
Mabanee Co. KPSC	174,757	415,867

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mobile Telecommunications Co. KSCP	167,040	$326,540
		1,813,073
LUXEMBOURG — 0.1%
ArcelorMittal SA	31,564	967,611
Eurofins Scientific SE (a)	3,929	449,167
		1,416,778
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	164,000	1,312,490
Sands China, Ltd. (a)	227,200	956,681
SJM Holdings, Ltd. (a)	165,000	180,173
Wynn Macau, Ltd. (a)	65,600	103,225
		2,552,569
MALAYSIA — 0.3%
AMMB Holdings Bhd	221,500	157,395
CIMB Group Holdings Bhd	489,665	543,745
Dialog Group Bhd	928,400	646,291
Fraser & Neave Holdings Bhd	5,000	31,796
Genting Bhd	198,900	236,198
Genting Malaysia Bhd	553,100	369,044
Hartalega Holdings Bhd	149,800	265,212
Hong Leong Financial Group Bhd	40,739	174,673
Kossan Rubber Industries	174,800	135,579
Malaysia Airports Holdings Bhd (a)	198,600	287,029
Petronas Chemicals Group Bhd	18,000	34,946
Petronas Dagangan Bhd	3,800	17,025
PPB Group Bhd	144,440	636,698
Press Metal Aluminium Holdings Bhd	232,700	267,929
Public Bank Bhd	515,400	510,248
QL Resources Bhd	37,700	51,308
RHB Bank Bhd	124,410	161,824
Supermax Corp. Bhd	118,457	94,161
Tenaga Nasional Bhd	168,900	398,297
Top Glove Corp. Bhd	375,600	377,274
Westports Holdings Bhd	328,200	332,825
		5,729,497
MEXICO — 0.6%
America Movil SAB de CV Series L	2,851,662	2,148,361
Cemex SAB de CV Series CPO (a)	1,665,194	1,406,723
Fomento Economico Mexicano SAB de CV	207,991	1,756,336
Grupo Financiero Banorte SAB de CV Series O	263,203	1,702,118
Grupo Mexico SAB de CV Class B	232,786	1,096,206
Grupo Televisa SAB Series CPO	292,882	838,760
Security Description	Shares	Value
Industrias Penoles SAB de CV (a)	16,728	$231,178
Kimberly-Clark de Mexico SAB de CV Class A	326,742	580,441
Wal-Mart de Mexico SAB de CV	309,894	1,012,772
		10,772,895
NETHERLANDS — 3.3%
Adyen NV (a)(d)	1,395	3,408,750
Akzo Nobel NV	20,009	2,472,529
Argenx SE (a)	1,591	481,314
ASML Holding NV	29,945	20,575,533
Heineken NV	25,236	3,058,579
ING Groep NV	244,394	3,228,673
Koninklijke Ahold Delhaize NV	100,006	2,973,231
Koninklijke DSM NV	19,348	3,611,512
Koninklijke KPN NV	476,242	1,487,619
Koninklijke Philips NV	85,191	4,221,963
Royal Dutch Shell PLC Class A	250,359	5,003,880
Royal Dutch Shell PLC Class B	274,892	5,312,697
Wolters Kluwer NV	36,639	3,681,102
		59,517,382
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	57,601	259,202
Fisher & Paykel Healthcare Corp., Ltd.	27,679	601,883
Meridian Energy, Ltd.	230,245	857,510
Spark New Zealand, Ltd.	180,156	604,243
Xero, Ltd. (a)	6,333	651,842
		2,974,680
NORWAY — 0.4%
DNB ASA	107,168	2,336,345
Equinor ASA	90,755	1,921,367
Norsk Hydro ASA	151,053	964,400
Telenor ASA	77,143	1,300,777
		6,522,889
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	19,390	175,480
Credicorp, Ltd. (a)	7,484	906,387
		1,081,867
PHILIPPINES — 0.1%
Ayala Land, Inc.	470,900	347,761
BDO Unibank, Inc.	35,517	82,362
Globe Telecom, Inc.	2,510	94,610
GT Capital Holdings, Inc.	7,888	98,085
JG Summit Holdings, Inc.	234,271	298,268
Jollibee Foods Corp.	96,640	422,868
Metro Pacific Investments Corp.	3,327,500	265,164
PLDT, Inc. ADR (b)	16,327	429,074

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	501,100	$374,683
Universal Robina Corp.	56,710	167,870
		2,580,745
POLAND — 0.1%
Allegro.eu SA (a)(d)	872	15,030
CD Projekt SA	6,888	334,757
LPP SA (a)	48	162,270
Orange Polska SA (a)	95,279	168,058
Polski Koncern Naftowy ORLEN SA	18,385	370,791
Powszechna Kasa Oszczednosci Bank Polski SA (a)	49,741	494,274
Santander Bank Polska SA (a)	3,748	250,457
		1,795,637
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	182,376	966,771
Jeronimo Martins SGPS SA	21,327	388,986
		1,355,757
QATAR — 0.1%
Commercial Bank PQSC	290,161	419,981
Qatar Electricity & Water Co. QSC	107,648	492,561
Qatar National Bank QPSC	250,500	1,234,956
		2,147,498
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	30,088	213,289
RUSSIA — 0.9%
Coca-Cola HBC AG (a)	12,820	462,944
Gazprom PJSC ADR (b)	437,898	3,337,659
LUKOIL PJSC ADR	41,394	3,808,248
Magnit PJSC GDR	15,081	218,750
MMC Norilsk Nickel PJSC ADR (b)	42,267	1,433,697
Mobile TeleSystems PJSC ADR	93,013	861,300
Novatek PJSC GDR	6,430	1,410,099
Sberbank of Russia PJSC ADR	124,724	2,071,042
Surgutneftegas PJSC ADR	129,700	806,734
Tatneft PJSC ADR (b)	35,683	1,556,492
		15,966,965
SAUDI ARABIA — 0.9%
Abdullah Al Othaim Markets Co.	14,337	474,026
Advanced Petrochemical Co.	20,810	401,174
Al Rajhi Bank	59,322	1,755,744
Alinma Bank	12,664	71,046
Arab National Bank	30,294	183,360
Bank AlBilad (a)	64,792	634,030
Bank Al-Jazira (a)	13,682	67,491
Security Description	Shares	Value
Banque Saudi Fransi	24,336	$249,174
Bupa Arabia for Cooperative Insurance Co.	15,776	522,445
Co. for Cooperative Insurance	18,695	412,742
Dar Al Arkan Real Estate Development Co. (a)	74,178	208,863
Delivery Hero SE (a)(d)	8,150	1,076,691
Dr Sulaiman Al Habib Medical Services Group Co.	8,479	369,419
Emaar Economic City (a)	538,902	1,839,256
Etihad Etisalat Co.	56,384	498,381
Jarir Marketing Co.	24,751	1,393,828
Mobile Telecommunications Co. (a)	45,599	176,784
Rabigh Refining & Petrochemical Co. (a)	32,817	205,631
Riyad Bank	74,668	527,598
SABIC Agri-Nutrients Co.	9,288	295,698
Sahara International Petrochemical Co.	10,413	85,100
Saudi Arabian Mining Co. (a)	24,044	405,178
Saudi British Bank (a)	25,191	211,582
Saudi Cement Co.	31,274	530,351
Saudi Electricity Co.	79,175	509,622
Saudi Industrial Investment Group	15,127	141,170
Saudi Kayan Petrochemical Co. (a)	14,474	69,699
Saudi National Bank	104,651	1,607,268
Saudi Telecom Co.	19,681	690,598
Savola Group	19,182	220,697
		15,834,646
SINGAPORE — 0.7%
Ascendas Real Estate Investment Trust	84,400	185,225
CapitaLand Integrated Commercial Trust REIT	56,600	88,003
CapitaLand, Ltd.	415,656	1,147,213
DBS Group Holdings, Ltd.	192,368	4,266,099
Mapletree Logistics Trust REIT	168,000	256,212
Singapore Exchange, Ltd.	233,600	1,942,901
Singapore Telecommunications, Ltd.	845,500	1,440,407
United Overseas Bank, Ltd.	200,529	3,851,852
Venture Corp., Ltd.	5,700	81,459
		13,259,371
SOUTH AFRICA — 1.2%
Anglo American Platinum, Ltd.	5,876	678,766
Anglo American PLC	95,600	3,793,614
Aspen Pharmacare Holdings, Ltd. (a)	34,469	391,286
Bid Corp., Ltd. (a)	23,097	500,819
Bidvest Group, Ltd. (b)	28,112	374,978

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Capitec Bank Holdings, Ltd.	7,414	$875,676
Discovery, Ltd. (a)	75,743	669,811
Exxaro Resources, Ltd.	20,809	245,445
FirstRand, Ltd.	356,728	1,338,847
Gold Fields, Ltd.	75,988	683,313
Harmony Gold Mining Co., Ltd.	24,570	90,786
Impala Platinum Holdings, Ltd.	43,323	714,498
Mr. Price Group, Ltd. (b)	31,134	459,027
MTN Group, Ltd. (a)(b)	125,003	903,725
MultiChoice Group, Ltd.	32,867	270,095
Naspers, Ltd. Class N	30,081	6,316,278
Nedbank Group, Ltd. (a)	15,552	186,107
Old Mutual, Ltd. (b)	227,822	213,383
Rand Merchant Investment Holdings, Ltd.	36,284	79,639
Remgro, Ltd.	38,529	309,230
Sanlam, Ltd.	226,189	972,159
Sasol, Ltd. (a)	31,487	480,748
Sibanye Stillwater, Ltd.	151,068	631,198
Standard Bank Group, Ltd.	110,817	990,378
Woolworths Holdings, Ltd. (a)	61,765	233,196
		22,403,002
SOUTH KOREA — 4.1%
Alteogen, Inc. (a)	1,624	120,702
Amorepacific Corp.	620	138,738
AMOREPACIFIC Group	542	30,802
BGF retail Co., Ltd.	840	133,890
Celltrion Healthcare Co., Ltd. (a)	3,267	335,650
Celltrion Pharm, Inc. (a)	1,390	194,031
Celltrion, Inc. (a)	7,752	1,848,255
CJ CheilJedang Corp.	2,244	918,602
CJ Corp.	828	78,672
Coway Co., Ltd.	3,382	236,348
Doosan Heavy Industries & Construction Co., Ltd. (a)(b)	8,639	182,960
E-MART, Inc.	2,961	420,690
Hana Financial Group, Inc.	25,743	1,052,671
Hanmi Pharm Co., Ltd.	477	141,683
Hanwha Solutions Corp. (a)	3,105	122,832
HLB, Inc. (a)(b)	7,286	216,092
HMM Co., Ltd. (a)	11,562	450,714
Hotel Shilla Co., Ltd.	3,665	315,682
Hyundai Engineering & Construction Co., Ltd.	3,081	159,501
Hyundai Heavy Industries Holdings Co., Ltd.	4,473	281,213
Hyundai Mobis Co., Ltd.	4,144	1,074,500
Hyundai Motor Co.	11,426	2,429,984
Hyundai Steel Co.	7,084	337,798
Kakao Corp.	19,065	2,759,486
KB Financial Group, Inc.	32,498	1,610,255
Kia Corp.	21,319	1,696,206
Security Description	Shares	Value
Korea Aerospace Industries, Ltd.	4,901	$143,181
Korea Electric Power Corp. ADR	47,933	517,676
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5,016	596,851
Korea Zinc Co., Ltd.	2,268	869,016
KT&G Corp.	14,741	1,104,773
LG Chem, Ltd.	2,214	1,671,092
LG Chem, Ltd. Preference Shares	625	212,838
LG Electronics, Inc.	11,211	1,627,668
LG Household & Health Care, Ltd.	1,103	1,725,779
Lotte Chemical Corp.	1,988	463,393
NAVER Corp.	11,363	4,212,629
NCSoft Corp.	1,849	1,346,339
Pearl Abyss Corp. (a)	4,157	279,434
POSCO ADR	23,745	1,822,904
Samsung Biologics Co., Ltd. (a)(d)	665	496,617
Samsung C&T Corp.	4,824	584,714
Samsung Electro-Mechanics Co., Ltd.	2,980	468,375
Samsung Electronics Co., Ltd. GDR	13,401	23,900,684
Samsung Electronics Co., Ltd. Preference Shares	28,971	1,895,984
Samsung Fire & Marine Insurance Co., Ltd.	4,587	898,134
Samsung Heavy Industries Co., Ltd. (a)	35,085	209,049
Samsung SDI Co., Ltd.	2,774	1,719,355
Samsung SDS Co., Ltd.	1,901	312,290
Samsung Securities Co., Ltd.	25,006	998,108
Seegene, Inc. (a)	2,298	168,756
Shin Poong Pharmaceutical Co., Ltd.	1,679	128,219
Shinhan Financial Group Co., Ltd.	36,421	1,313,051
SK Chemicals Co., Ltd.	507	117,054
SK Holdings Co., Ltd.	3,383	848,641
SK Hynix, Inc.	37,683	4,266,379
SK Innovation Co., Ltd. (a)	4,194	1,100,499
SK Telecom Co., Ltd. ADR	19,377	608,632
		73,916,071
SPAIN — 1.5%
ACS Actividades de Construccion y Servicios SA	21,973	588,646
Aena SME SA (a)(d)	1,010	165,650
Amadeus IT Group SA (a)	24,321	1,710,925
Banco Bilbao Vizcaya Argentaria SA	421,557	2,613,606
Banco Santander SA (a)	1,072,661	4,095,427
CaixaBank SA (b)	85,068	261,688
Cellnex Telecom SA (d)	18,656	1,188,510

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ferrovial SA	48,435	$1,421,632
Iberdrola SA	552,165	6,731,476
Industria de Diseno Textil SA	91,905	3,238,099
Naturgy Energy Group SA	33,199	853,557
Repsol SA (b)	124,163	1,554,023
Telefonica SA	410,727	1,919,586
		26,342,825
SWEDEN — 2.0%
Assa Abloy AB Class B	103,918	3,132,553
Atlas Copco AB Class B	86,146	4,532,860
Embracer Group AB (a)	9,882	267,498
Epiroc AB Class B	86,146	1,691,764
EQT AB	7,853	285,208
Essity AB Class B	5,447	180,757
Evolution AB (d)	10,928	1,728,107
H & M Hennes & Mauritz AB Class B (a)	73,361	1,741,350
Hexagon AB Class B	2,272	33,686
Husqvarna AB Class B	121,710	1,618,123
Kinnevik AB Class B (a)	1,737	69,584
Sandvik AB	97,334	2,487,937
Securitas AB Class B	64,684	1,021,826
Sinch AB (a)(d)	30,573	514,784
Skandinaviska Enskilda Banken AB Class A	115,753	1,496,290
Skanska AB Class B	64,488	1,711,707
SKF AB Class B	42,411	1,080,589
Svenska Handelsbanken AB Class A	142,140	1,604,864
Swedbank AB Class A	70,504	1,312,776
Swedish Match AB	147,905	1,262,151
Tele2 AB Class B (b)	71,283	971,872
Telefonaktiebolaget LM Ericsson Class B	271,188	3,410,719
Telia Co. AB	156,461	694,841
Volvo AB Class B (b)	111,296	2,679,542
		35,531,388
SWITZERLAND — 6.2%
ABB, Ltd.	163,376	5,548,085
Adecco Group AG	16,031	1,090,181
Alcon, Inc.	34,524	2,419,500
Cie Financiere Richemont SA	40,546	4,910,613
Credit Suisse Group AG	135,660	1,422,423
Geberit AG	4,346	3,262,967
Givaudan SA	1,156	5,381,368
Holcim, Ltd.	27,565	1,655,063
Julius Baer Group, Ltd.	14,395	940,304
Kuehne + Nagel International AG	6,299	2,157,476
Logitech International SA	6,138	744,382
Lonza Group AG	5,149	3,653,069
Nestle SA	207,932	25,918,673
Novartis AG	155,058	14,144,524
Roche Holding AG	49,269	18,578,147
SGS SA	775	2,392,871
Security Description	Shares	Value
Sika AG (b)	9,262	$3,031,054
Sonova Holding AG	2,365	890,377
STMicroelectronics NV	43,111	1,564,692
Swatch Group AG	4,551	1,562,706
Temenos AG	4,528	727,929
UBS Group AG	288,300	4,416,431
Zurich Insurance Group AG	12,575	5,049,862
		111,462,697
TAIWAN — 4.3%
Accton Technology Corp.	27,000	320,269
Acer, Inc.	417,000	438,514
Advantech Co., Ltd.	36,954	457,573
ASE Technology Holding Co., Ltd.	178,000	715,514
ASMedia Technology, Inc.	2,000	96,546
Asustek Computer, Inc. (a)	36,000	480,000
AU Optronics Corp. ADR	161,217	1,304,246
Catcher Technology Co., Ltd.	43,000	280,879
Cathay Financial Holding Co., Ltd.	236,595	457,693
Chailease Holding Co., Ltd.	73,000	530,552
China Development Financial Holding Corp.	453,000	213,798
China Life Insurance Co., Ltd.	207,114	195,871
China Steel Corp.	669,000	950,826
Chunghwa Telecom Co., Ltd. ADR (b)	70,875	2,881,778
Compal Electronics, Inc.	235,000	188,506
CTBC Financial Holding Co., Ltd.	619,558	504,763
Delta Electronics, Inc.	162,785	1,770,259
E.Sun Financial Holding Co., Ltd.	1,079,349	1,018,820
Eclat Textile Co., Ltd.	18,650	439,099
Evergreen Marine Corp. Taiwan, Ltd. (a)	149,000	1,053,495
Feng TAY Enterprise Co., Ltd.	54,166	475,319
Formosa Plastics Corp.	384,000	1,419,542
Foxconn Technology Co., Ltd.	24,240	57,158
Fubon Financial Holding Co., Ltd.	408,000	1,082,143
Giant Manufacturing Co., Ltd.	88,000	1,005,940
Globalwafers Co., Ltd.	28,000	923,535
Hiwin Technologies Corp.	26,084	369,787
Hon Hai Precision Industry Co., Ltd. GDR	619,833	5,002,052
Hotai Motor Co., Ltd.	10,000	220,368
Innolux Corp.	520,000	387,259
Largan Precision Co., Ltd.	7,000	778,825
MediaTek, Inc.	112,000	3,866,990
Mega Financial Holding Co., Ltd.	25,948	30,593
Micro-Star International Co., Ltd.	79,000	446,568

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nan Ya Printed Circuit Board Corp.	21,000	$293,567
Novatek Microelectronics Corp.	36,000	644,738
Oneness Biotech Co., Ltd. (a)	15,000	124,899
Pegatron Corp.	48,000	118,525
Phison Electronics Corp.	40,000	689,098
Pou Chen Corp.	127,000	179,133
Powertech Technology, Inc.	127,000	489,996
President Chain Store Corp.	35,000	330,372
Realtek Semiconductor Corp.	28,000	507,492
Ruentex Development Co., Ltd.	106,369	216,078
Sea, Ltd. ADR (a)	615	168,879
Taishin Financial Holding Co., Ltd.	930,495	509,288
Taiwan Business Bank	2,415,133	819,130
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	297,543	35,752,767
Unimicron Technology Corp.	82,000	379,650
Uni-President Enterprises Corp.	413,000	1,085,028
United Microelectronics Corp. ADR (b)	270,303	2,554,363
Walsin Technology Corp.	37,000	302,109
Wan Hai Lines, Ltd.	27,000	311,063
Win Semiconductors Corp.	42,000	565,276
Winbond Electronics Corp.	187,000	233,897
Wiwynn Corp.	6,000	214,697
Yageo Corp.	21,169	421,671
Yang Ming Marine Transport Corp. (a)	90,000	589,502
Zhen Ding Technology Holding, Ltd.	127,000	478,600
		78,344,898
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	35,818	665,977
THAILAND — 0.4%
Advanced Info Service PCL	23,200	123,782
Airports of Thailand PCL	89,000	172,168
Asset World Corp. PCL (a)	1,413,000	191,339
B Grimm Power PCL	77,600	101,691
Bangkok Bank PCL	199,876	704,711
Bangkok Expressway & Metro PCL	509,000	129,434
Bumrungrad Hospital PCL	76,800	307,919
Central Pattana PCL	239,100	391,661
CP ALL PCL NVDR	357,400	669,080
Delta Electronics Thailand PCL	29,000	522,995
Electricity Generating PCL	7,700	42,044
Energy Absolute PCL	84,200	160,256
Global Power Synergy PCL Class F	77,300	176,066
Security Description	Shares	Value
Gulf Energy Development PCL	213,620	$228,283
Home Product Center PCL	234,900	105,540
Indorama Ventures PCL	143,700	182,707
Kasikornbank PCL	300	1,109
Land & Houses PCL	96,900	24,036
Minor International PCL (a)	360,200	337,161
Osotspa PCL	129,100	152,060
PTT Global Chemical PCL	7,100	13,070
PTT PCL	1,137,920	1,393,553
Ratch Group PCL	41,800	59,668
Siam Cement PCL	8,300	111,875
Siam Commercial Bank PCL NVDR	115,200	352,250
Sri Trang Gloves Thailand PCL	23,700	30,873
Srisawad Corp. PCL	25,800	55,343
Thai Union Group PCL Class F	279,000	172,362
		6,913,036
TURKEY — 0.1%
Akbank T.A.S.	564,874	343,313
Aselsan Elektronik Sanayi Ve Ticaret A/S	11,891	20,148
BIM Birlesik Magazalar A/S	22,144	158,417
Turkiye Garanti Bankasi A/S	381,654	364,631
Turkiye Is Bankasi A/S Class C	530,406	311,375
		1,197,884
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	138,188	258,457
Abu Dhabi Islamic Bank PJSC	240,259	358,444
Aldar Properties PJSC	483,589	502,923
Dubai Islamic Bank PJSC	63,477	83,296
Emaar Properties PJSC	156,113	176,805
Emirates NBD Bank PJSC	42,432	153,063
Emirates Telecommunications Group Co. PJSC	112,514	673,893
First Abu Dhabi Bank PJSC	120,614	548,372
		2,755,253
UNITED KINGDOM — 7.4%
3i Group PLC	104,818	1,698,514
Admiral Group PLC	521	22,629
Ashtead Group PLC	2,298	170,284
Associated British Foods PLC	11,943	365,610
AstraZeneca PLC	88,700	10,639,682
Auto Trader Group PLC (a)(d)	64,756	566,622
Aviva PLC	288,767	1,619,205
BAE Systems PLC	247,451	1,784,411
Barclays PLC	1,192,859	2,819,844

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Barratt Developments PLC	44,535	$427,707
Berkeley Group Holdings PLC	3,938	249,975
BP PLC	1,404,450	6,111,560
British American Tobacco PLC	159,787	6,180,658
British Land Co. PLC REIT	215,408	1,472,701
BT Group PLC (a)	561,962	1,506,066
Burberry Group PLC (a)	43,336	1,236,842
CK Hutchison Holdings, Ltd.	138,532	1,079,236
CNH Industrial NV	67,071	1,107,588
Compass Group PLC (a)	150,733	3,169,263
Diageo PLC	176,219	8,425,381
Entain PLC (a)	30,014	723,734
Experian PLC	75,752	2,915,483
GlaxoSmithKline PLC	341,779	6,701,706
Hargreaves Lansdown PLC	5,018	110,151
HSBC Holdings PLC	1,341,216	7,731,831
HSBC Holdings PLC	0	—
Imperial Brands PLC	79,259	1,704,796
InterContinental Hotels Group PLC (a)	12,731	845,946
J Sainsbury PLC	199,173	747,851
Kingfisher PLC	61,880	311,590
Land Securities Group PLC REIT	100,345	936,250
Legal & General Group PLC	90,336	321,471
Lloyds Banking Group PLC	4,031,752	2,600,476
London Stock Exchange Group PLC	21,330	2,348,467
M&G PLC	136,798	432,574
Melrose Industries PLC	188,442	403,761
National Grid PLC	339,555	4,319,273
Natwest Group PLC	219,557	616,320
Next PLC (a)	14,879	1,614,769
Ocado Group PLC (a)	28,392	785,619
Pearson PLC	89,793	1,029,570
Persimmon PLC	14,584	595,950
Prudential PLC	136,798	2,595,635
Reckitt Benckiser Group PLC	46,585	4,116,780
RELX PLC (c)	130,695	3,464,728
RELX PLC (c)	41,329	1,101,792
Rentokil Initial PLC	32,399	221,550
Rolls-Royce Holdings PLC (a)	624,395	853,255
Sage Group PLC	180,485	1,705,923
Segro PLC REIT	96,186	1,454,330
Severn Trent PLC	58,616	2,025,187
Smith & Nephew PLC	99,659	2,151,155
Smiths Group PLC	29,821	655,020
SSE PLC	121,684	2,522,346
Standard Chartered PLC	203,750	1,297,579
Standard Life Aberdeen PLC	226,585	848,273
Taylor Wimpey PLC	176,468	387,491
Tesco PLC	574,547	1,769,572
Unilever PLC	188,622	11,023,494
United Utilities Group PLC	87,477	1,177,515
Security Description	Shares	Value
Vodafone Group PLC	1,977,392	$3,314,607
Whitbread PLC (a)	19,245	830,015
WPP PLC	106,531	1,433,704
		133,401,317
UNITED STATES — 1.0%
Bausch Health Cos., Inc. (a)	28,194	828,311
Ferguson PLC	18,733	2,600,810
Globant SA (a)	3,173	695,458
James Hardie Industries PLC CDI	72,132	2,451,511
JBS SA	57,605	334,069
QIAGEN NV (a)	246	11,891
Schneider Electric SE	43,587	6,858,209
Stellantis NV (c)	59,722	1,171,435
Stellantis NV (c)	78,794	1,546,837
Swiss Re AG	26,372	2,381,711
		18,880,242
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	59,020	1,361,707
TOTAL COMMON STOCKS (Cost $1,493,703,335)		1,788,999,336

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $32,791)	21,677	30,334
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 2/15/24) (a)	10,844	1,557
Minor International PCL (expiring 5/5/23) (a)	11,965	1,941
Srisawad Corp. PCL (expiring 8/29/25) (a)	900	410
TOTAL WARRANTS (Cost $0)		3,908
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	56,037	56,037

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	27,363,875	$27,363,875
TOTAL SHORT-TERM INVESTMENTS (Cost $27,419,912)		27,419,912
TOTAL INVESTMENTS — 100.7% (Cost $1,521,156,038)		1,816,453,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(12,340,289)
NET ASSETS — 100.0%		$1,804,113,201
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $217,143, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,783,596,307	$5,185,886	$217,143	$1,788,999,336
Rights	30,334	—	—	30,334
Warrants	3,908	—	—	3,908
Short-Term Investments	27,419,912	—	—	27,419,912
TOTAL INVESTMENTS	$1,811,050,461	$5,185,886	$217,143	$1,816,453,490
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	18.1%
Consumer Discretionary	13.9
Information Technology	12.9
Industrials	11.7
Health Care	9.5
Consumer Staples	8.5
Materials	8.1
Communication Services	6.9
Energy	4.6
Utilities	2.8
Real Estate	2.2
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	905,853	$905,853	$66,344,025	$67,193,841	$—	$—	56,037	$56,037	$859
State Street Navigator Securities Lending Portfolio II	17,817,316	17,817,316	216,604,687	207,058,128	—	—	27,363,875	27,363,875	114,397
Total		$18,723,169	$282,948,712	$274,251,969	$—	$—		$27,419,912	$115,256
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.1%
Banco Macro SA ADR (a)	232	$3,487
Despegar.com Corp. (a)	1,827	24,135
MercadoLibre, Inc. (a)	227	353,618
Pampa Energia SA ADR (a)(b)	1,708	25,910
		407,150
AUSTRALIA — 2.2%
Afterpay, Ltd. (a)	880	78,070
Alumina, Ltd.	193,152	238,540
AMP, Ltd. (b)	51,089	43,149
Australia & New Zealand Banking Group, Ltd.	12,758	269,623
Betmakers Technology Group, Ltd. (a)	36,438	29,271
BHP Group PLC	3,756	110,520
BHP Group, Ltd.	15,857	578,209
Boral, Ltd. (a)	78,152	431,244
BrainChip Holdings, Ltd. (a)	128,264	47,184
Brambles, Ltd.	38,084	327,088
Coles Group, Ltd.	17,377	222,952
Commonwealth Bank of Australia	4,198	314,755
Cooper Energy, Ltd. (a)(b)	65,572	12,799
CSL, Ltd.	6,708	1,436,226
De Grey Mining, Ltd. (a)	16,402	15,208
Deterra Royalties, Ltd. (b)	6,363	21,497
EML Payments, Ltd. (a)(b)	10,472	27,359
Endeavour Group, Ltd. (a)(b)	6,576	31,053
Fortescue Metals Group, Ltd.	28,338	496,553
Glencore PLC	29,946	128,016
Iluka Resources, Ltd.	6,363	43,710
Insurance Australia Group, Ltd.	84,970	329,163
Kogan.com, Ltd. (b)	4,060	35,296
LendLease Corp., Ltd. Stapled Security	44,947	386,706
Macquarie Group, Ltd.	7,705	904,874
Megaport, Ltd. (a)(b)	7,317	101,240
Mesoblast, Ltd. (a)(b)	5,099	7,580
National Australia Bank, Ltd.	16,931	333,281
Newcrest Mining, Ltd.	8,945	169,767
Nuix, Ltd. (a)	6,861	11,383
Origin Energy, Ltd.	28,332	95,929
Orora, Ltd.	2,251	5,627
OZ Minerals, Ltd.	27,580	465,464
PolyNovo, Ltd. (a)(b)	26,546	56,201
Pro Medicus, Ltd. (b)	2,369	104,435
QBE Insurance Group, Ltd. (b)	13,335	108,021
Redbubble, Ltd. (a)(b)	3,424	9,280
Rio Tinto PLC	12,076	992,436
Rio Tinto, Ltd.	955	90,797
Santos, Ltd.	23,854	126,971
Scentre Group REIT	39,772	81,813
Shopping Centres Australasia Property Group REIT	493,850	934,310
Sonic Healthcare, Ltd.	21,139	609,412
Security Description	Shares	Value
South32, Ltd.	11,643	$25,606
Suncorp Group, Ltd.	27,943	233,068
Sydney Airport Stapled Security (a)(b)	3,449	14,992
Temple & Webster Group, Ltd. (a)(b)	1,475	11,948
Transurban Group Stapled Security	35,345	377,597
Vicinity Centres REIT (b)	147,821	171,459
Wesfarmers, Ltd.	17,377	771,006
West African Resources, Ltd. (a)(b)	34,385	25,685
Westpac Banking Corp.	19,594	379,670
Woodside Petroleum, Ltd.	8,831	147,250
Woolworths Group, Ltd. (b)	6,576	188,245
		13,209,538
AUSTRIA — 0.2%
DO & Co. AG (a)(b)	3,980	359,183
OMV AG	7,652	435,304
S&T AG	1,062	24,307
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,976	209,192
		1,027,986
BAHAMAS — 0.0% (c)
OneSpaWorld Holdings, Ltd. (a)	3,116	30,194
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV	4,435	319,828
Solvay SA	2,585	328,627
UCB SA	6,701	700,583
		1,349,038
BRAZIL — 0.8%
Adecoagro SA (a)	3,123	31,355
Ambev SA ADR	57,914	199,224
Anima Holding SA (a)	44,388	122,164
Banco Bradesco SA ADR	74,676	383,088
Banco Inter SA (d)	6,873	106,550
Banco Inter SA (a)(d)	856	4,376
Banco Inter SA, Preference Shares	1,712	8,925
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	1,585	3,765
Cia Energetica de Minas Gerais ADR	7,597	18,081
Cia Siderurgica Nacional SA ADR (b)	28,458	249,861
Construtora Tenda SA	6,514	32,519
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,125	33,141
Even Construtora e Incorporadora SA	43,415	90,501
Ez Tec Empreendimentos e Participacoes SA	9,940	61,627
Gerdau SA ADR	25,676	151,488

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	$4,676
Itau Unibanco Holding SA Preference Shares ADR	55,416	333,050
Light SA	300	912
Locaweb Servicos de Internet SA (e)	6,162	33,230
Marfrig Global Foods SA	1,813	6,916
Minerva SA	12,232	22,841
Natura & Co. Holding SA ADR (a)(b)	7,546	171,219
Omega Geracao SA (a)	21,204	160,577
Petro Rio SA (a)	108,568	421,693
Petroleo Brasileiro SA Preference Shares ADR	37,735	445,650
Petroleo Brasileiro SA ADR	14,665	179,353
Santos Brasil Participacoes SA (a)	1,932	3,477
StoneCo, Ltd. BDR (a)	58	3,895
Trisul SA	17,971	34,919
Vale SA ADR	44,443	1,013,745
Via Varejo S/A (a)	13,733	43,215
Wheaton Precious Metals Corp.	5,125	226,141
Yara International ASA	3,240	170,637
		4,772,811
CANADA — 3.1%
Advantage Energy, Ltd. (a)(b)	20,882	85,329
Alamos Gold, Inc. Class A (b)	661	5,055
Altius Minerals Corp. (b)	5,625	77,359
Aurinia Pharmaceuticals, Inc. (a)(b)	5,264	68,313
Aurora Cannabis, Inc. (a)(b)	439	3,981
B2Gold Corp.	6,345	26,645
Ballard Power Systems, Inc. (a)(b)	5,722	103,877
Bank of Montreal	4,283	439,472
Bank of Nova Scotia (b)	5,287	344,212
Barrick Gold Corp.	7,559	156,515
Birchcliff Energy, Ltd. (b)	2,892	12,144
BlackBerry, Ltd. (a)	5,900	72,184
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)	125	6,612
Brookfield Asset Management, Inc. Class A (b)	18,200	929,474
Cameco Corp. (b)	10,875	208,665
Canacol Energy, Ltd. (b)	14,013	38,362
Canada Goose Holdings, Inc. (a)(b)	521	22,796
Canadian Imperial Bank of Commerce (b)	1,922	219,021
Canadian National Railway Co.	8,204	866,511
Canadian Natural Resources, Ltd.	8,204	298,135
Canadian Pacific Railway, Ltd.	8,634	664,615
Canadian Tire Corp., Ltd. Class A (b)	2,030	321,574
Security Description	Shares	Value
Canopy Growth Corp. (a)(b)	1,383	$33,483
Cenovus Energy, Inc.	10,435	99,943
Corby Spirit and Wine, Ltd.	3,622	52,708
Crescent Point Energy Corp. (b)	5,380	24,374
Cronos Group, Inc. (a)(b)	4,190	36,138
Docebo, Inc. (a)	2,739	162,265
Dundee Precious Metals, Inc.	6,114	37,080
Enbridge, Inc.	11,297	452,774
Endeavour Silver Corp. (a)(b)	25,786	158,052
Enerplus Corp. (b)	10,760	77,422
Equinox Gold Corp. (a)(b)	12,435	86,462
Equitable Group, Inc. (b)	530	56,938
First Majestic Silver Corp. (b)	21,959	347,216
George Weston, Ltd.	649	61,923
goeasy, Ltd. (b)	748	95,821
IAMGOLD Corp. (a)(b)	9,571	28,211
IGM Financial, Inc. (b)	3,218	113,720
Imperial Oil, Ltd. (b)	5,947	181,440
Jamieson Wellness, Inc. (e)	1,605	43,809
Just Energy Group, Inc. (a)	4	6
Kinaxis, Inc. (a)	220	28,971
Kinross Gold Corp.	17,665	112,127
Kirkland Lake Gold, Ltd. (b)	2,356	90,888
Lightspeed POS, Inc. (a)(b)	1,822	152,655
Lithium Americas Corp. (a)(b)	3,030	45,072
Loblaw Cos., Ltd.	6,686	411,915
MAG Silver Corp. (a)(b)	220	4,605
Manulife Financial Corp.	15,678	308,926
MEG Energy Corp. (a)(b)	3,434	24,875
Minto Apartment Real Estate Investment Trust (e)	5,935	114,741
MTY Food Group, Inc. (a)	3,322	146,395
National Bank of Canada	11,299	846,490
New Gold, Inc. (a)	15,306	27,564
NexGen Energy, Ltd. (a)(b)	29,561	121,748
Novagold Resources, Inc. (a)	660	5,298
Nutrien, Ltd. (b)	4,578	277,682
Onex Corp. (b)	7,111	516,887
Organigram Holdings, Inc. (a)(b)	9,996	28,657
Orla Mining, Ltd. (a)(b)	1,802	7,451
Osisko Mining, Inc. (a)(b)	26,649	66,499
Pan American Silver Corp.	880	25,157
Park Lawn Corp. (b)	3,648	98,219
Pretium Resources, Inc. (a)(b)	2,466	23,618
Real Matters, Inc. (a)(b)	7,234	104,453
Rogers Communications, Inc. Class B	11,314	602,110
Roxgold, Inc. (a)	13,660	20,849
Royal Bank of Canada	9,910	1,005,085
Sandstorm Gold, Ltd. (a)(b)	880	6,957
Score Media & Gaming, Inc. (a)	300	6,023
Shaw Communications, Inc. Class B	7,775	225,471
Shopify, Inc. Class A (a)	757	1,108,247
Silvercorp Metals, Inc. (b)	7,625	41,872
SilverCrest Metals, Inc. (a)(b)	36,144	316,986

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SNC-Lavalin Group, Inc. (b)	4,729	$123,161
SSR Mining, Inc.	7,382	115,413
Summit Industrial Income REIT	5,914	84,868
Sun Life Financial, Inc.	11,645	601,105
Suncor Energy, Inc. (b)	16,612	398,296
TC Energy Corp. (b)	7,450	369,041
Teck Resources, Ltd. Class B	5,914	136,352
TELUS Corp.	34,212	768,064
Tilray, Inc. (a)	2,801	50,623
Tilray, Inc. Class 2 (a)	5,138	92,895
Torex Gold Resources, Inc. (a)(b)	1,380	15,914
Toronto-Dominion Bank	14,330	1,005,287
TransAlta Corp.	18,527	184,776
Uranium Participation Corp. (a)(b)	5,625	24,848
Wesdome Gold Mines, Ltd. (a)(b)	7,753	73,629
WPT Industrial Real Estate Investment Trust	6,661	120,764
Yamana Gold, Inc.	14,014	59,075
		18,269,240
CHILE — 0.0% (c)
Enel Americas SA ADR	4,301	31,053
Enel Chile SA ADR	3,581	10,564
Liberty Latin America, Ltd. Class C (a)	1,110	15,651
Sociedad Quimica y Minera de Chile SA ADR	871	41,225
		98,493
CHINA — 3.9%
111, Inc. ADR (a)(b)	1,769	16,071
21Vianet Group, Inc. ADR (a)	2,916	66,922
AAC Technologies Holdings, Inc. (b)	2,500	18,704
Agricultural Bank of China, Ltd. Class H	329,000	114,385
AK Medical Holdings, Ltd. (b)(e)	4,000	7,057
Alibaba Group Holding, Ltd. ADR (a)	1,680	380,990
Alibaba Group Holding, Ltd. (a)	118,400	3,354,172
Alibaba Health Information Technology, Ltd. (a)(b)	12,000	26,609
Anhui Conch Cement Co., Ltd. Class H	6,000	31,832
ANTA Sports Products, Ltd.	5,000	117,695
Aoyuan Healthy Life Group Co., Ltd. (b)	16,000	11,991
Ascletis Pharma, Inc. (a)(e)	6,000	2,727
Autohome, Inc. ADR	521	33,323
Baidu, Inc. ADR (a)	2,264	461,630
Bank of China, Ltd. Class H	727,000	261,186
Bank of Communications Co., Ltd. Class H	225,000	151,239
Baozun, Inc. ADR (a)(b)	6,252	221,571
Security Description	Shares	Value
Beijing BDStar Navigation Co., Ltd. Class A (a)	1,000	$6,666
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(b)	5,000	16,772
Beijing Enterprises Urban Resources Group, Ltd. (a)(b)	36,000	4,636
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	9,140
Beijing Sinnet Technology Co., Ltd. Class A	10,200	22,718
Beijing Tiantan Biological Products Corp., Ltd. Class A	11,680	61,918
Canaan, Inc. ADR (a)	2,100	17,115
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	25,200	58,467
China CITIC Bank Corp., Ltd. Class H	79,000	37,436
China Conch Venture Holdings, Ltd.	5,000	21,054
China Construction Bank Corp. Class H	739,000	581,429
China Gas Holdings, Ltd.	19,200	58,595
China Life Insurance Co., Ltd. Class H	103,000	204,253
China Meidong Auto Holdings, Ltd. (b)	2,000	10,907
China Mengniu Dairy Co., Ltd.	9,000	54,411
China Merchants Bank Co., Ltd. Class H	158,174	1,349,373
China Minsheng Banking Corp., Ltd. Class H (b)	46,500	22,274
China National Software & Service Co., Ltd. Class A	1,200	10,574
China New Higher Education Group, Ltd. (b)(e)	2,000	1,370
China Online Education Group ADR (a)(b)	1,484	11,620
China Overseas Land & Investment, Ltd.	62,000	140,832
China Overseas Property Holdings, Ltd.	5,000	5,344
China Pacific Insurance Group Co., Ltd. Class H	19,200	60,449
China Petroleum & Chemical Corp. Class H	381,200	192,911
China Resources Beer Holdings Co., Ltd.	8,000	71,853
China Resources Gas Group, Ltd.	2,000	12,001
China Resources Land, Ltd.	15,000	60,747
China Shenhua Energy Co., Ltd. Class H	48,000	94,073
China Tower Corp., Ltd. Class H (e)	238,000	32,792
China TransInfo Technology Co., Ltd. Class A	10,500	27,140
China Vanke Co., Ltd. Class H	7,300	22,842

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chlitina Holding, Ltd.	2,000	$14,787
Chongqing Brewery Co., Ltd. Class A (a)	2,100	64,341
CITIC, Ltd.	99,000	106,702
COFCO Joycome Foods., Ltd. (b)	85,000	34,040
COSCO SHIPPING Ports, Ltd.	37,589	29,332
Country Garden Holdings Co., Ltd. (b)	88,365	98,994
Country Garden Services Holdings Co., Ltd.	4,000	43,215
CSPC Pharmaceutical Group, Ltd.	26,880	38,905
CStone Pharmaceuticals (a)(b)(e)	7,500	16,515
Daqo New Energy Corp. ADR (a)	3,699	240,509
Ebang International Holdings, Inc. Class A (a)(b)	2,171	6,687
EHang Holdings, Ltd. ADR (a)(b)	800	34,400
ENN Energy Holdings, Ltd.	1,800	34,258
Ever Sunshine Lifestyle Services Group, Ltd. (b)	20,000	49,653
Fu Jian Anjoy Foods Co., Ltd. Class A (a)	400	15,727
Futu Holdings, Ltd. ADR (a)	700	125,363
Gaotu Techedu, Inc. ADR (a)(b)	464	6,853
G-bits Network Technology Xiamen Co., Ltd. Class A	300	24,610
Geely Automobile Holdings, Ltd.	17,000	53,523
Guangdong Hongda Blasting Co., Ltd. Class A	9,600	41,263
Guangdong Investment, Ltd.	4,000	5,748
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	8,000	32,503
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,800	217,615
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,190	19,631
Health & Happiness H&H International Holdings, Ltd. (b)	53,500	224,241
Hengan International Group Co., Ltd. (b)	8,500	56,916
Homeland Interactive Technology, Ltd. (b)	150,000	100,633
Huaneng Power International, Inc. Class H	192,000	75,160
HUYA, Inc. ADR (a)(b)	1,529	26,987
iClick Interactive Asia Group, Ltd. ADR (a)	1,060	11,702
Industrial & Commercial Bank of China, Ltd. Class H	513,000	301,226
Innovent Biologics, Inc. (a)(e)	5,500	64,130
Intco Medical Technology Co., Ltd. Class A	1,600	30,906
JD.com, Inc. ADR (a)	6,823	544,544
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,700	72,930
Security Description	Shares	Value
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,875	$217,077
JiuGui Liquor Co., Ltd. Class A	1,400	55,386
JOYY, Inc. ADR (b)	413	27,246
Kaisa Prosperity Holdings, Ltd. (b)	19,000	73,888
Konka Group Co., Ltd. Class B	299,500	91,402
Lenovo Group, Ltd.	34,000	39,097
Li Ning Co., Ltd.	6,500	79,347
Lingyi iTech Guangdong Co. Class A	12,300	17,496
Longfor Group Holdings, Ltd. (e)	8,500	47,612
Meituan Class B (a)(e)	32,800	1,353,248
Microport Scientific Corp.	3,006	26,960
Momo, Inc. ADR	1,178	18,035
NanJi E-Commerce Co., Ltd. Class A	19,700	29,790
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,500	67,851
NetEase, Inc. ADR	3,325	383,206
New Oriental Education & Technology Group, Inc. ADR (a)	8,846	72,449
Newborn Town, Inc. (a)	16,000	14,010
NIO, Inc. ADR (a)	9,506	505,719
Niu Technologies ADR (a)(b)	1,292	42,184
PetroChina Co., Ltd. Class H	190,000	92,482
PICC Property & Casualty Co., Ltd. Class H	205,788	180,194
Pinduoduo, Inc. ADR (a)	2,332	296,211
Ping An Healthcare & Technology Co., Ltd. (a)(b)(e)	1,100	13,697
Ping An Insurance Group Co. of China, Ltd. Class H	51,500	504,333
Postal Savings Bank of China Co., Ltd. Class H (a)(b)(e)	81,000	54,550
Prosus NV (a)	3,549	347,097
Q Technology Group Co., Ltd. (b)	18,000	36,900
Qutoutiao, Inc. ADR (a)(b)	26,409	49,121
Scholar Education Group	11,000	5,028
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,820	26,702
Shanghai Baosight Software Co., Ltd. Class A	2,730	21,508
Shangri-La Asia, Ltd. (a)	34,000	33,274
Shanxi Meijin Energy Co., Ltd. Class A (a)	23,400	27,381
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (a)	900	62,407
Shengyi Technology Co., Ltd. Class A	9,200	33,335
Shenzhen Goodix Technology Co., Ltd. Class A	400	8,026
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	23,062

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen SC New Energy Technology Corp. Class A	600	$10,773
Shenzhou International Group Holdings, Ltd.	8,500	214,638
Sichuan Swellfun Co., Ltd. Class A	1,400	27,379
Skshu Paint Co., Ltd. Class A	420	11,441
Sohu.com, Ltd. ADR (a)	2,484	46,202
SOS, Ltd. ADR (a)	8,000	26,480
Sunac China Holdings, Ltd. (a)	8,000	27,453
Sunac Services Holdings, Ltd. (e)	257	955
Sunny Optical Technology Group Co., Ltd.	8,700	274,919
TAL Education Group ADR (a)	3,005	75,816
Tencent Holdings, Ltd.	55,000	4,136,057
Tongdao Liepin Group (a)	18,000	41,582
Trip.com Group, Ltd. ADR (a)	2,913	103,295
Up Fintech Holding, Ltd. ADR (a)	4,000	115,920
Vipshop Holdings, Ltd. ADR (a)	6,251	125,520
Walvax Biotechnology Co., Ltd. Class A	8,400	80,219
Weimob, Inc. (a)(b)(e)	12,000	26,454
Will Semiconductor Co., Ltd. Class A	600	29,903
Winning Health Technology Group Co., Ltd. Class A	11,390	28,683
Wuhan Guide Infrared Co., Ltd. Class A	18,520	79,058
WUS Printed Circuit Kunshan Co., Ltd. Class A	9,400	22,508
Wuxi Biologics Cayman, Inc. (a)(e)	13,500	247,371
XD, Inc. (a)	7,200	63,509
Xiaomi Corp. Class B (a)(e)	55,800	194,003
XPeng, Inc. ADR (a)(b)	624	27,718
Yanzhou Coal Mining Co., Ltd. Class H (b)	34,000	45,708
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(e)	12,400	13,684
Yum China Holdings, Inc.	5,623	372,524
Zai Lab, Ltd. ADR (a)	440	77,876
Zepp Health Corp. ADR (a)(b)	660	7,748
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	14,887
ZTO Express Cayman, Inc. ADR	2,175	66,011
		23,037,970
COLOMBIA — 0.0% (c)
Bancolombia SA ADR	954	27,475
Millicom International Cellular SA SDR (a)	1,177	46,628
		74,103
DENMARK — 0.6%
Ambu A/S Class B (b)	530	20,378
Security Description	Shares	Value
AP Moller - Maersk A/S Class B	214	$615,153
Chemometec A/S	561	75,464
Danske Bank A/S	9,262	162,994
Drilling Co. of 1972 A/S (a)	420	17,549
DSV Panalpina A/S	1,603	373,873
Novo Nordisk A/S Class B	20,290	1,700,069
Zealand Pharma A/S (a)	9,162	270,599
		3,236,079
EGYPT — 0.0% (c)
Cleopatra Hospital (a)	79,267	23,384
Heliopolis Housing	60,264	17,931
Medinet Nasr Housing	22,172	4,761
		46,076
FINLAND — 0.4%
Admicom Oyj	203	20,704
BasWare Oyj (a)	401	18,903
Fortum Oyj	7,219	199,129
Metso Outotec Oyj	18,503	214,951
Musti Group Oyj	1,931	71,493
Neles Oyj	4,302	62,037
Nokia Oyj (a)	44,727	239,510
Nordea Bank Abp (d)	29,983	333,972
Nordea Bank Abp (d)	526	5,862
Sampo Oyj Class A	5,052	232,218
UPM-Kymmene Oyj	16,469	623,026
Valmet Oyj	846	36,900
Wartsila OYJ Abp	14,664	217,637
		2,276,342
FRANCE — 2.6%
AB Science SA (a)	3,240	37,539
Accor SA (a)	9,042	337,665
Air Liquide SA	1,176	205,929
Airbus SE (a)	3,690	474,531
Alstom SA (a)	8,660	437,395
AXA SA	17,374	440,613
BNP Paribas SA	9,248	579,836
Bouygues SA	5,274	195,076
Capgemini SE	6,485	1,245,872
Carrefour SA	11,919	234,425
Cellectis SA (a)	2,967	47,149
CGG SA (a)	13,048	11,615
Credit Agricole SA	20,107	281,704
Danone SA	5,394	379,775
Engie SA	8,852	121,289
EssilorLuxottica SA	4,118	760,074
Faurecia SE	165	8,072
Fnac Darty SA (a)	4,403	283,267
Hermes International	18	26,224
Kering SA	1,078	942,181
L'Oreal SA	2,046	911,823
LVMH Moet Hennessy Louis Vuitton SE	1,726	1,353,591
Orange SA	25,326	288,778
Pernod Ricard SA	2,463	546,787

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Publicis Groupe SA	4,976	$318,302
Renault SA (a)	6,132	247,864
Sanofi	8,087	847,406
Societe Generale SA	8,108	239,036
Sodexo SA (a)	5,167	482,238
Solutions 30 SE (a)	2,455	16,973
Technip Energies NV (a)	1,132	15,519
TotalEnergies SE	15,355	694,784
Unibail-Rodamco-Westfield REIT (a)	11,728	50,011
Unibail-Rodamco-Westfield REIT (a)	1,943	168,184
Valneva SE (a)	1,366	18,046
Veolia Environnement SA	15,539	469,354
Vinci SA	7,553	806,050
Vivendi SE	19,078	640,955
		15,165,932
GERMANY — 2.5%
adidas AG	3,227	1,201,264
AIXTRON SE	2,675	72,487
Allianz SE	4,094	1,021,023
BASF SE	6,701	527,980
Bayer AG	8,622	523,614
Commerzbank AG (a)	6,056	42,962
CompuGroup Medical SE & Co. KgaA	9,799	767,543
CropEnergies AG	3,764	48,298
Daimler AG	9,283	828,956
Datagroup SE (a)	423	32,606
Deutsche Bank AG (a)	12,281	160,001
Deutsche Boerse AG	3,218	561,749
Deutsche Lufthansa AG (a)(b)	19,709	221,809
Deutsche Post AG	15,957	1,085,447
Deutsche Telekom AG	26,326	556,091
E.ON SE	16,500	190,860
Eckert & Ziegler Strahlen- und Medizintechnik AG	348	39,763
Elmos Semiconductor SE	1,491	64,538
Encavis AG	1,510	28,544
Flatex DEGIRO AG (a)	772	103,911
Fresenius Medical Care AG & Co. KGaA	1,619	134,475
HelloFresh SE (a)	2,242	217,967
Home24 SE (a)	1,063	19,855
LPKF Laser & Electronics AG	2,469	71,911
Merck KGaA	5,623	1,078,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,463	674,576
Puma SE	862	102,787
RWE AG	5,515	199,870
Salzgitter AG (a)	5,502	163,512
SAP SE	8,100	1,141,553
Siemens AG	6,573	1,041,558
Siemens Energy AG (a)	3,278	98,817
Thyssenkrupp AG (a)	10,327	107,649
Security Description	Shares	Value
Uniper SE	1,278	$47,074
VERBIO Vereinigte BioEnergie AG	6,141	311,113
Volkswagen AG	1,943	637,804
Volkswagen AG Preference Shares	1,716	429,793
Westwing Group AG (a)	386	21,121
		14,579,148
GHANA — 0.0% (c)
Tullow Oil PLC (a)(b)	4,331	3,558
HONG KONG — 0.8%
AIA Group, Ltd.	87,400	1,086,050
Bank of East Asia, Ltd.	63,505	117,919
CA Cultural Technology Group, Ltd. (a)(b)	15,000	5,775
China Youzan, Ltd. (a)(b)	168,000	32,017
CK Asset Holdings, Ltd.	62,270	429,788
Hang Lung Properties, Ltd.	110,000	267,144
Henderson Land Development Co., Ltd.	18,910	89,609
Hong Kong Exchanges & Clearing, Ltd.	13,068	778,778
Hong Kong Television Network, Ltd. (a)(b)	27,000	33,898
Huobi Technology Holdings, Ltd. (a)	25,000	45,005
Link REIT	54,623	529,289
New World Development Co., Ltd.	32,383	168,257
Sino Biopharmaceutical, Ltd.	98,500	96,650
Sun Hung Kai Properties, Ltd.	53,753	800,843
Swire Pacific, Ltd. Class A	8,500	57,627
		4,538,649
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	9,939	79,175
Richter Gedeon Nyrt	10,136	270,177
		349,352
INDIA — 1.4%
Aarti Drugs, Ltd.	6,996	66,590
Aavas Financiers, Ltd. (a)	5,628	205,373
Adani Green Energy, Ltd. (a)	2,100	31,781
Advanced Enzyme Technologies, Ltd.	4,704	26,232
Alkyl Amines Chemicals	6,659	322,191
Amber Enterprises India, Ltd. (a)	3,115	122,630
AstraZeneca Pharma India, Ltd.	438	21,280
Birlasoft, Ltd.	24,172	129,949
Can Fin Homes, Ltd.	4,877	34,352
Central Depository Services India, Ltd.	5,790	76,225
Dixon Technologies India, Ltd.	5,493	326,716
Dr Reddy's Laboratories, Ltd. ADR	11,312	831,545
Granules India, Ltd.	14,154	63,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ICICI Bank, Ltd. ADR (a)	39,745	$679,640
IndiaMart InterMesh, Ltd. (e)	813	76,478
Infosys, Ltd. ADR	72,217	1,530,278
Inox Leisure, Ltd. (a)	1,724	7,160
IOL Chemicals & Pharmaceuticals, Ltd.	8,769	71,716
JB Chemicals & Pharmaceuticals, Ltd.	3,629	81,300
Just Dial, Ltd. (a)	3,310	42,792
Larsen & Toubro, Ltd. GDR	16,947	340,635
Laurus Labs, Ltd. (e)	16,510	152,961
Mahindra & Mahindra, Ltd. GDR	13,139	137,303
Navin Fluorine International, Ltd.	1,682	84,841
Orient Electric, Ltd.	4,093	17,266
Procter & Gamble Health, Ltd.	65	4,853
Radico Khaitan, Ltd.	1,150	11,744
Reliance Industries, Ltd. GDR (e)	13,949	789,513
Reliance Industries, Ltd.	8,277	235,031
SpiceJet, Ltd. (a)	3,200	3,487
State Bank of India GDR	7,552	422,157
Sun Pharma Advanced Research Co., Ltd. (a)	3,612	11,165
Tanla Platforms, Ltd.	10,600	114,043
Tata Motors, Ltd. ADR (a)	10,783	245,637
Thyrocare Technologies, Ltd. (e)	569	10,049
Ujjivan Financial Services, Ltd.	1,082	3,003
Vaibhav Global, Ltd.	8,455	90,795
Vedanta, Ltd. ADR (b)	16,839	239,114
Wipro, Ltd. ADR	64,151	501,019
		8,162,178
INDONESIA — 0.2%
Astra International Tbk PT	276,100	94,065
Bank Central Asia Tbk PT	236,600	491,557
Bank Mandiri Persero Tbk PT	362,700	147,581
Bank Rakyat Indonesia Persero Tbk PT	760,000	206,510
Gudang Garam Tbk PT (a)	20,500	62,490
Telkom Indonesia Persero Tbk PT	1,076,200	233,795
		1,235,998
IRELAND — 0.2%
Cairn Homes PLC (a)	128,984	163,058
CRH PLC	9,059	456,581
Flutter Entertainment PLC (a)	104	18,833
Glenveagh Properties PLC (a)(e)	18,023	20,518
Keywords Studios PLC (a)	645	22,187
Prothena Corp. PLC (a)	4,757	244,557
Seagate Technology Holdings PLC	5,623	494,430
		1,420,164
ISRAEL — 0.3%
Bank Hapoalim BM (a)	37,312	299,550
Bank Leumi Le-Israel BM (a)	169,803	1,290,263
Compugen, Ltd. (a)(b)	6,169	51,079
Security Description	Shares	Value
Electreon Wireless, Ltd. (a)	211	$12,737
Fiverr International, Ltd. (a)	141	34,191
Isracard, Ltd. (a)	1,844	7,563
Nano Dimension, Ltd. ADR (a)	5,700	46,968
Nano-X Imaging, Ltd. (a)	1,800	57,690
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	5,717	56,598
		1,856,639
ITALY — 0.5%
Assicurazioni Generali SpA	15,640	313,545
Atlantia SpA (a)	4,197	76,002
Enel SpA	68,892	639,867
Eni SpA	23,733	289,049
Ferrari NV	1,276	263,298
Intesa Sanpaolo SpA	124,285	343,344
Italgas SpA	6,436	42,070
Mediaset SpA (a)	61,126	220,658
Saipem SpA (a)(b)	5,296	12,819
Snam SpA	39,150	226,337
Telecom Italia SpA (b)	290,416	144,271
UniCredit SpA	16,497	194,660
		2,765,920
JAPAN — 6.3%
Advantest Corp.	200	18,038
AI inside, Inc. (a)	100	12,082
Aisin Corp.	1,700	72,754
Akatsuki, Inc.	100	3,203
AnGes, Inc. (a)(b)	1,200	9,666
Arcland Service Holdings Co., Ltd. (b)	1,300	25,721
Aruhi Corp.	600	7,741
Asahi Group Holdings, Ltd. (b)	1,700	79,509
Asahi Kasei Corp.	53,600	589,412
Astellas Pharma, Inc.	21,500	374,734
BASE, Inc. (a)(b)	2,000	30,435
BayCurrent Consulting, Inc.	300	107,848
Bengo4.com, Inc. (a)	300	26,273
Bridgestone Corp. (b)	1,700	77,426
Canon, Inc. (b)	1,700	38,491
Cellsource Co., Ltd. (a)	400	63,069
Change, Inc. (a)(b)	4,000	107,577
Chatwork Co., Ltd. (a)(b)	2,300	22,712
Comture Corp.	400	8,545
Credit Saison Co., Ltd.	10,800	131,752
Cybozu, Inc. (b)	10,900	231,670
Daiichi Sankyo Co., Ltd.	32,100	692,526
Daikin Industries, Ltd.	1,700	316,902
Daiwa Securities Group, Inc.	54,000	296,832
Demae-Can Co., Ltd. (a)	400	5,579
Denso Corp.	10,600	723,826
Digital Arts, Inc.	100	7,622
Dip Corp.	500	15,474
Ebase Co., Ltd. (b)	8,100	62,106
Eisai Co., Ltd.	1,700	167,335
Elan Corp.	1,400	16,158

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EM Systems Co., Ltd.	11,500	$89,832
ENEOS HoldingS, Inc.	20,900	87,543
Enigmo, Inc.	1,600	20,456
eRex Co., Ltd.	800	19,476
euglena Co., Ltd. (a)	1,700	14,000
Freee KK (a)	300	27,597
FUJIFILM Holdings Corp.	10,800	801,705
Fujio Food Group, Inc. (b)	800	8,988
Fujitsu, Ltd.	1,700	318,587
Fukui Computer Holdings, Inc.	300	11,352
GA Technologies Co., Ltd. (a)	1,600	31,974
giftee, Inc. (a)	1,300	41,463
GMO GlobalSign Holdings KK (b)	300	12,717
GNI Group, Ltd. (a)(b)	2,700	51,037
Hennge KK (a)	600	20,569
Hitachi, Ltd.	10,800	618,964
Hokuhoku Financial Group, Inc.	10,500	76,723
Honda Motor Co., Ltd.	10,800	345,437
Hoya Corp.	10,700	1,420,047
Insource Co., Ltd. (b)	1,200	25,938
Internet Initiative Japan, Inc. (b)	200	6,217
IR Japan Holdings, Ltd.	1,000	126,047
ITOCHU Corp.	10,200	294,081
Japan Medical Dynamic Marketing, Inc. (b)	500	9,834
Japan Tobacco, Inc. (b)	10,800	204,197
JFE Holdings, Inc.	10,800	126,595
JMDC, Inc. (a)	800	39,932
JSR Corp.	10,800	326,948
JTOWER, Inc. (a)	700	35,508
Kajima Corp.	21,400	271,284
Kamakura Shinsho, Ltd.	9,000	81,575
Kamigumi Co., Ltd.	32,800	665,811
Kansai Electric Power Co., Inc.	10,500	100,232
Kao Corp. (b)	1,700	104,690
KDDI Corp.	32,200	1,005,253
Keyence Corp.	1,200	606,217
Kitanotatsujin Corp.	10,200	45,399
Kobe Steel, Ltd.	10,200	65,525
Komatsu, Ltd.	10,800	268,613
Konica Minolta, Inc.	21,100	116,726
Kyocera Corp.	10,700	662,110
Lasertec Corp.	200	38,904
LEC, Inc. (b)	600	6,109
Leopalace21 Corp. (a)	9,800	12,273
M&A Capital Partners Co., Ltd. (a)	400	19,533
M3, Inc.	100	7,310
Makita Corp.	10,800	508,911
Makuake, Inc. (a)(b)	600	35,301
Marubeni Corp.	54,000	470,037
Marui Group Co., Ltd.	21,400	402,588
Mebuki Financial Group, Inc.	52,800	111,318
Media Do Co., Ltd.	700	28,728
Medical Data Vision Co., Ltd. (b)	2,100	41,625
Security Description	Shares	Value
Medley, Inc. (a)(b)	2,400	$103,793
MedPeer, Inc. (a)	1,500	59,532
Menicon Co., Ltd.	1,100	77,304
Mirai Corp. REIT	322	150,570
Mitsubishi Chemical Holdings Corp.	21,200	178,306
Mitsubishi Corp.	10,800	294,643
Mitsubishi Electric Corp.	53,500	777,266
Mitsubishi UFJ Financial Group, Inc.	97,100	525,000
Mitsui & Co., Ltd.	10,800	243,314
Mitsuuroko Group Holdings Co., Ltd.	1,500	15,961
Mizuho Financial Group, Inc.	20,460	292,641
Money Forward, Inc. (a)	1,000	63,880
Monogatari Corp (b)	600	40,382
MS&AD Insurance Group Holdings, Inc.	10,800	312,158
MTI, Ltd.	1,500	9,136
Murata Manufacturing Co., Ltd.	10,700	817,708
NEC Corp.	200	10,307
Nintendo Co., Ltd.	800	465,772
Nippon Steel Corp.	19,800	334,222
Nissan Motor Co., Ltd. (a)	21,100	104,806
Nitto Denko Corp.	1,700	126,975
Nomura Holdings, Inc.	53,900	275,740
NTT Data Corp.	21,400	334,140
Obayashi Corp.	54,000	429,606
Oisix ra daichi, Inc. (a)(b)	1,700	62,492
One REIT, Inc.	13	37,891
Open Door, Inc. (a)	400	8,033
Optim Corp. (a)	500	10,231
ORIX Corp.	21,600	364,800
Oro Co., Ltd.	1,000	35,589
Osaka Gas Co., Ltd.	10,800	201,326
Panasonic Corp.	32,400	375,261
Pharma Foods International Co., Ltd. (b)	1,400	35,104
PKSHA Technology, Inc. (a)(b)	700	15,704
PR Times, Inc. (a)(b)	1,400	45,977
Proto Corp.	1,400	16,575
Rakus Co., Ltd.	1,200	32,814
Resona Holdings, Inc.	32,400	124,707
Riso Kyoiku Co., Ltd.	9,800	29,403
Rohm Co., Ltd.	1,700	157,303
Rorze Corp.	500	44,058
RS Technologies Co., Ltd.	700	41,247
Samty Residential Investment Corp. REIT	211	240,486
Secom Co., Ltd.	1,700	129,334
Seven & i Holdings Co., Ltd.	1,700	81,133
SHIFT, Inc. (a)	400	62,024
Shin-Etsu Chemical Co., Ltd.	1,700	284,584
Softbank Corp.	10,600	138,815
SoftBank Group Corp.	20,200	1,415,037
Sompo Holdings, Inc.	10,800	399,539
Sony Group Corp.	21,800	2,124,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sosei Group Corp. (a)(b)	400	$6,592
Sourcenext Corp. (b)	10,600	30,370
S-Pool, Inc.	9,800	88,385
Starts Proceed Investment Corp. REIT	7	15,263
Strike Co., Ltd.	600	23,975
Sumitomo Chemical Co., Ltd.	54,000	286,566
Sumitomo Corp.	10,800	144,791
Sumitomo Electric Industries, Ltd.	10,600	156,531
Sumitomo Mitsui Financial Group, Inc.	10,800	372,682
Sumitomo Mitsui Trust Holdings, Inc.	1,700	54,037
Suruga Bank, Ltd. (b)	1,700	5,085
T&D Holdings, Inc.	21,600	279,463
Taiko Pharmaceutical Co., Ltd. (b)	2,700	24,764
Takeda Pharmaceutical Co., Ltd.	1,700	56,963
Tama Home Co., Ltd.	3,300	68,236
TDK Corp.	1,700	206,622
TechMatrix Corp.	1,000	16,587
Teijin, Ltd.	10,800	164,739
Terumo Corp.	21,400	868,031
Tokio Marine Holdings, Inc.	10,700	492,437
Tokyo Electron, Ltd.	1,700	736,427
Tokyu Corp.	30,500	415,222
TOPPAN, INC.	21,500	345,774
Toridoll Holdings Corp.	700	11,882
Toshiba Corp. (b)	1,700	73,597
Toyo Gosei Co., Ltd.	600	66,871
Toyota Motor Corp.	21,500	1,880,935
Toyota Tsusho Corp.	10,700	506,127
Tri Chemical Laboratories, Inc.	1,200	35,571
UT Group Co., Ltd.	200	5,838
Uzabase, Inc. (a)	200	4,809
ValueCommerce Co., Ltd.	400	11,677
V-Cube, Inc. (b)	1,400	31,093
Vector, Inc.	1,100	9,524
Vision, Inc. (a)	1,300	13,962
West Holdings Corp. (b)	2,210	78,153
West Japan Railway Co.	1,700	97,016
Yamada Holdings Co., Ltd.	21,000	97,063
Yamaha Corp. (b)	21,900	1,189,810
YA-MAN, Ltd. (b)	1,700	22,883
Yokowo Co., Ltd.	400	9,147
ZIGExN Co., Ltd.	8,900	33,518
Zuken, Inc.	400	11,208
		36,839,927
KUWAIT — 0.0% (c)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	24,538	18,568
Warba Bank KSCP (a)	13,325	11,145
		29,713
Security Description	Shares	Value
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA	6,249	$191,566
MACAU — 0.0% (c)
Sands China, Ltd. (a)	43,200	181,904
MALAYSIA — 0.1%
ATA IMS Bhd	227,000	133,964
CIMB Group Holdings Bhd	42,476	47,167
Comfort Glove Bhd	43,100	20,141
Duopharma Biotech Bhd	45,800	33,427
Frontken Corp. Bhd	58,900	40,719
Greatech Technology Bhd (a)	7,200	9,868
Hartalega Holdings Bhd	2,800	4,957
Kossan Rubber Industries	10,400	8,066
Malayan Banking Bhd	23,986	46,857
Mega First Corp. BHD	39,200	32,954
Pentamaster Corp. Bhd	19,250	21,469
Public Bank Bhd	102,500	101,475
Supermax Corp. Bhd	42,871	34,078
Tenaga Nasional Bhd	19,300	45,513
Top Glove Corp. Bhd	13,000	13,058
		593,713
MEXICO — 0.3%
America Movil SAB de CV Series L	421,683	317,684
Axtel SAB de CV (a)	106,270	32,078
Cemex SAB de CV Series CPO (a)	195,128	164,840
Fomento Economico Mexicano SAB de CV	43,337	365,950
Grupo Financiero Banorte SAB de CV Series O	41,712	269,749
Grupo Mexico SAB de CV Class B	69,405	326,833
Grupo Televisa SAB Series CPO	36,870	105,589
Industrias Penoles SAB de CV (a)	1,954	27,004
PLA Administradora Industrial S de RL de CV REIT	21,810	33,147
		1,642,874
NETHERLANDS — 1.3%
Akzo Nobel NV	3,554	439,171
Alfen Beheer B.V. (a)(e)	841	78,541
ASML Holding NV	3,980	2,734,701
Heineken NV (b)	2,915	353,295
ING Groep NV	29,944	395,588
Koninklijke Ahold Delhaize NV	16,200	481,635
Koninklijke DSM NV	5,617	1,048,473
Koninklijke KPN NV (b)	2,578	8,053
Koninklijke Philips NV	13,474	667,755
Pharming Group NV (a)(b)	23,111	26,284
Royal Dutch Shell PLC Class A	10,364	207,143
Royal Dutch Shell PLC Class B	54,046	1,044,519
Shop Apotheke Europe NV (a)(e)	252	47,337

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	2,279	$228,970
		7,761,465
NEW ZEALAND — 0.0% (c)
Pushpay Holdings, Ltd. (a)	23,457	29,503
NORWAY — 0.3%
Crayon Group Holding ASA (a)(e)	15,681	229,424
DNB ASA	20,403	444,801
Fjordkraft Holding ASA (e)	3,328	19,782
Frontline, Ltd.	1,848	16,691
Kahoot! ASA (a)	18,970	130,064
Norsk Hydro ASA	56,496	360,699
Quantafuel ASA (a)	1,194	5,325
Telenor ASA	16,716	281,864
		1,488,650
PAKISTAN — 0.0% (c)
Pakistan State Oil Co., Ltd.	55,923	79,573
Searle Co., Ltd.	112,418	173,064
		252,637
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR (a)	448	4,054
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR	1,619	42,547
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	1,961	39,550
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,787	67,442
		106,992
RUSSIA — 0.2%
Gazprom PJSC ADR (b)	43,133	329,536
LUKOIL PJSC ADR	3,216	295,872
MMC Norilsk Nickel PJSC ADR	875	29,680
Mobile TeleSystems PJSC ADR	10,244	94,859
Petropavlovsk PLC (a)(b)	211,090	68,995
Sberbank of Russia PJSC ADR	20,943	347,759
Surgutneftegas PJSC ADR	522	3,247
Tatneft PJSC ADR	4,953	216,050
		1,385,998
SAUDI ARABIA — 0.4%
Al Rajhi Co. for Co-operative Insurance (a)	1,335	32,855
Aldrees Petroleum & Transport Services Co.	14,782	269,201
Amlak International for Real Estate Finance Co.	21,841	130,566
Aseer Trading Tourism & Manufacturing Co. (a)	13,224	95,026
City Cement Co.	8,470	68,092
Delivery Hero SE (a)(e)	119	15,721
Dur Hospitality Co. (a)	13,012	121,779
Eastern Province Cement Co.	1,063	13,846
Security Description	Shares	Value
Etihad Etisalat Co.	2,074	$18,332
Halwani Brothers Co.	7,911	214,734
Herfy Food Services Co.	1,185	20,159
Jadwa REIT Saudi Fund	37,083	155,633
Leejam Sports Co. JSC (a)	3,801	78,850
Maharah Human Resources Co.	707	14,855
Mobile Telecommunications Co. (a)	34,548	133,940
Najran Cement Co.	39,580	254,974
National Agriculture Development Co (a)	3,266	35,051
National Medical Care Co.	734	13,308
Northern Region Cement Co.	13,684	68,595
Saudi Ceramic Co. (a)	6,890	105,268
Saudi Co. For Hardware CJSC	1,032	20,473
Saudi Fisheries Co. (a)	3,056	49,950
Saudi Industrial Services Co.	1,890	23,711
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,438	37,509
Saudi Research & Marketing Group (a)	970	45,779
Saudia Dairy & Foodstuff Co.	445	21,405
		2,059,612
SINGAPORE — 0.3%
CapitaLand, Ltd.	169,584	468,053
DBS Group Holdings, Ltd.	10,797	239,442
Singapore Exchange, Ltd.	107,000	889,942
Singapore Press Holdings, Ltd. (b)	109,000	138,662
Singapore Telecommunications, Ltd.	52,700	89,781
		1,825,880
SOUTH AFRICA — 0.5%
Anglo American PLC	12,533	497,336
Discovery, Ltd. (a)	67,610	597,889
FirstRand, Ltd.	60,152	225,758
Gold Fields, Ltd.	10,218	91,884
Harmony Gold Mining Co., Ltd.	8,295	30,650
Impala Platinum Holdings, Ltd.	6,679	110,152
MTN Group, Ltd. (a)(b)	22,217	160,621
MultiChoice Group, Ltd.	2,475	20,339
Naspers, Ltd. Class N	3,549	745,204
Nedbank Group, Ltd. (a)	2,145	25,669
Old Mutual, Ltd. (b)	13,651	12,786
Sanlam, Ltd.	55,657	239,213
Sasol, Ltd. (a)	4,302	65,684
Standard Bank Group, Ltd.	14,368	128,408
Thungela Resources, Ltd. (a)(b)	1,253	3,445
		2,955,038
SOUTH KOREA — 1.7%
Advanced Process Systems Corp.	1,804	50,861
Ahnlab, Inc.	553	35,258
Alteogen, Inc. (a)	159	11,818
Ananti, Inc. (a)	1,433	12,521

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Anterogen Co., Ltd. (a)	25	$1,492
BH Co., Ltd.	3,348	61,392
Binex Co., Ltd. (a)	3,238	61,531
Bioneer Corp. (a)	727	13,912
Boditech Med, Inc.	1,999	40,383
Cellivery Therapeutics, Inc. (a)	386	34,550
Celltrion Pharm, Inc. (a)	95	13,261
Celltrion, Inc. (a)	465	110,867
CMG Pharmaceutical Co., Ltd. (a)	15,839	74,121
CrystalGenomics, Inc. (a)	1,722	12,019
Devsisters Co., Ltd. (a)	787	64,014
DIO Corp. (a)	8,627	317,532
Duk San Neolux Co., Ltd. (a)	2,279	115,351
Echo Marketing, Inc.	1,486	32,395
E-MART, Inc.	11	1,563
Enzychem Lifesciences Corp. (a)	855	74,100
Eone Diagnomics Genome Center Co., Ltd. (a)	5,062	23,823
Geneonelifescience, Inc. (a)	1,985	83,373
Genexine, Inc. (a)	355	28,371
Green Cross Cell Corp.	653	23,803
Green Cross LabCell Corp.	1,467	129,225
Hana Financial Group, Inc.	1,235	50,501
Hanall Biopharma Co., Ltd. (a)	731	14,086
Helixmith Co., Ltd. (a)	57	1,604
HLB, Inc. (a)	184	5,457
Huons Co., Ltd.	575	31,759
Hyundai Mobis Co., Ltd.	762	197,579
Hyundai Motor Co.	1,630	346,655
Hyundai Steel Co.	130	6,199
iNtRON Biotechnology, Inc. (a)	708	15,529
JW Pharmaceutical Corp.	4,088	108,721
KB Financial Group, Inc.	4,019	199,139
KH FEELUX Co., Ltd. (a)	2,792	8,702
Kia Corp.	959	76,301
KineMaster Corp. (a)	389	6,304
Korea Electric Power Corp. ADR	3,448	37,238
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	1,190
KT&G Corp.	1,294	96,980
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,312
L&C Bio Co., Ltd.	2,218	65,881
LG Chem, Ltd. Preference Shares	1,948	663,373
LG Electronics, Inc.	410	59,526
LG Household & Health Care, Ltd.	212	331,700
Lotte Chemical Corp.	20	4,662
Lotte Tour Development Co., Ltd. (a)	1,120	20,040
Naturecell Co., Ltd. (a)	3,465	93,075
NAVER Corp.	2,135	791,513
NHN KCP Corp. (a)	503	25,951
Oscotec, Inc. (a)	1,024	35,508
PharmaResearch Co., Ltd.	173	13,826
Security Description	Shares	Value
Pharmicell Co., Ltd. (a)	542	$8,735
POSCO ADR	6,147	471,905
Rsupport Co., Ltd.	1,439	12,126
Sam Chun Dang Pharm Co., Ltd. (a)	1,393	67,291
SAM KANG M&T Co., Ltd. (a)	1,863	29,033
Samsung C&T Corp.	408	49,453
Samsung Electronics Co., Ltd. GDR	1,732	3,089,022
Samsung Engineering Co., Ltd. (a)	735	15,599
Samsung Fire & Marine Insurance Co., Ltd.	224	43,859
Samsung Heavy Industries Co., Ltd. (a)	2,494	14,860
Samsung Securities Co., Ltd.	867	34,606
Sang-A Frontec Co., Ltd.	213	8,871
Seegene, Inc. (a)	424	31,137
SFA Semicon Co., Ltd. (a)	2,551	16,989
Shin Poong Pharmaceutical Co., Ltd.	1,322	100,956
Shinhan Financial Group Co., Ltd.	4,019	144,893
SillaJen, Inc. (a)(f)	131	1,056
SK Chemicals Co., Ltd.	24	5,541
SK Holdings Co., Ltd.	235	58,951
SK Hynix, Inc.	5,944	672,965
SK Innovation Co., Ltd. (a)	241	63,238
Solus Advanced Materials Co, Ltd.	296	13,563
Telcon RF Pharmaceutical, Inc. (a)	3,976	16,170
Unison Co., Ltd. (a)	1,592	5,683
Wemade Co., Ltd.	560	28,145
Winix, Inc.	1,772	35,797
		9,779,291
SPAIN — 0.7%
Acciona SA (b)	6,872	1,037,432
Acerinox SA	16,468	198,907
ACS Actividades de Construccion y Servicios SA	15,074	403,825
Amadeus IT Group SA (a)	5,485	385,857
Banco Bilbao Vizcaya Argentaria SA	48,951	303,491
Banco Santander SA (a)	117,318	447,921
Iberdrola SA	50,448	615,015
Industria de Diseno Textil SA	10,892	383,759
Repsol SA (b)	9,413	117,813
Telefonica SA	45,232	211,397
		4,105,417
SWEDEN — 1.1%
Assa Abloy AB Class B	18,547	559,089
Atlas Copco AB Class B	14,997	789,117
Boozt AB (a)(e)	5,259	115,607
Camurus AB (a)(b)	2,162	54,100
Epiroc AB Class B	17,265	339,056

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Evolution AB (e)	2,986	$472,193
Fortnox AB	760	37,395
Hansa Biopharma AB (a)	3,428	60,125
LeoVegas AB (e)	6,755	30,015
Lime Technologies AB	452	17,209
MIPS AB	1,925	165,666
PowerCell Sweden AB (a)(b)	2,198	58,059
Sandvik AB	16,065	410,635
Securitas AB Class B	24,997	394,883
Sedana Medical AB (a)(b)	2,160	18,033
Sinch AB (a)(e)	3,020	50,850
Skandinaviska Enskilda Banken AB Class A	37,831	489,025
Skanska AB Class B	16,388	434,987
SKF AB Class B	11,645	296,703
Stillfront Group AB (a)	12,047	115,862
Svenska Handelsbanken AB Class A	15,319	172,963
Tele2 AB Class B (b)	11,446	156,055
Telefonaktiebolaget LM Ericsson Class B	30,608	384,955
Telia Co. AB	26,326	116,913
Volvo AB Class A (b)	20,291	503,470
		6,242,965
SWITZERLAND — 2.3%
ABB, Ltd.	22,776	773,450
Adecco Group AG	4,410	299,900
Alcon, Inc.	3,003	210,455
Ascom Holding AG (a)	1,832	30,284
Basilea Pharmaceutica AG (b)	554	27,090
Cie Financiere Richemont SA	6,161	746,172
Credit Suisse Group AG	19,277	202,123
Geberit AG	1,728	1,297,379
Givaudan SA	216	1,005,515
Gurit Holding AG	10	21,853
Holcim, Ltd.	4,404	264,426
Kuehne + Nagel International AG	2,038	698,037
Molecular Partners AG (a)	2,675	54,522
Nestle SA	21,990	2,741,048
Novartis AG	14,682	1,339,305
Relief Therapeutics Holding, Inc. (a)(b)	61,620	13,333
Roche Holding AG	5,502	2,074,671
Sensirion Holding AG (a)(e)	304	24,403
SGS SA	216	666,916
Swatch Group AG	648	222,508
TRANSOCEAN, Ltd. (a)(b)	2,119	9,578
UBS Group AG	30,620	469,064
Vetropack Holding AG	20	1,207
Zurich Insurance Group AG	1,079	433,304
		13,626,543
TAIWAN — 1.9%
Ability Opto-Electronics Technology Co., Ltd. (a)	31,000	106,254
Adimmune Corp. (a)	16,000	30,780
Security Description	Shares	Value
Advanced Wireless Semiconductor Co.	3,000	$16,743
Alchip Technologies, Ltd.	5,000	109,646
Andes Technology Corp.	4,000	72,355
AP Memory Technology Corp.	2,000	45,509
AU Optronics Corp. ADR	69,907	565,548
AURAS Technology Co., Ltd.	2,000	13,495
Bizlink Holding, Inc.	1,000	9,296
Career Technology MFG. Co., Ltd. (a)	12,729	14,254
Century Iron & Steel Industrial Co., Ltd.	4,000	19,237
Charoen Pokphand Enterprise	5,000	14,464
Chief Telecom, Inc. (a)	3,000	32,355
Chilisin Electronics Corp.	2,000	7,250
Chunghwa Telecom Co., Ltd. ADR (b)	14,799	601,727
Concraft Holding Co., Ltd.	2,406	6,304
CTBC Financial Holding Co., Ltd.	96,000	78,213
Darfon Electronics Corp.	8,000	13,179
Dyaco International, Inc.	43,000	150,780
Egis Technology, Inc.	1,000	5,886
EirGenix, Inc. (a)	16,000	84,702
Elite Semiconductor Microelectronics Technology, Inc.	11,000	64,352
Fitipower Integrated Technology, Inc.	15,000	165,545
FocalTech Systems Co., Ltd.	28,000	227,115
Formosa Chemicals & Fibre Corp.	11,000	33,439
Formosa Plastics Corp.	14,000	51,754
Genius Electronic Optical Co., Ltd.	1,079	21,841
Global Lighting Technologies, Inc.	11,000	39,006
Global Unichip Corp.	1,000	14,823
Globalwafers Co., Ltd.	1,000	32,983
Gold Circuit Electronics, Ltd. (a)	82,000	196,888
Hon Hai Precision Industry Co., Ltd. GDR	86,320	696,602
International Games System Co., Ltd.	4,000	120,592
Jentech Precision Industrial Co., Ltd.	3,000	32,517
KMC Kuei Meng International, Inc.	7,000	58,663
Lotus Pharmaceutical Co., Ltd. (a)	3,000	10,929
MediaTek, Inc.	2,000	69,053
Medigen Vaccine Biologics Corp. (a)	14,000	124,109
Medtecs International Corp., Ltd.	15,300	9,732
Microbio Co., Ltd. (a)	4,000	8,829
Motech Industries, Inc. (a)	25,000	31,270
Nan Ya Plastics Corp.	16,000	47,777

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Newmax Technology Co., Ltd. (a)	7,000	$12,072
Oneness Biotech Co., Ltd. (a)	1,000	8,327
Pan Jit International, Inc.	13,500	41,766
PChome Online, Inc.	2,000	7,860
PharmaEngine, Inc.	1,000	2,333
PharmaEssentia Corp. (a)	5,364	16,710
Pharmally International Holding Co., Ltd. (a)(f)	1,282	—
Power Wind Health Industry, Inc.	6,300	32,221
RDC Semiconductor Co., Ltd. (a)	5,000	66,756
RichWave Technology Corp.	12,000	208,667
Sea, Ltd. ADR (a)	100	27,460
Sporton International, Inc.	4,000	34,455
TaiDoc Technology Corp. (a)	1,000	8,183
Taigen Biopharmaceuticals Holdings, Ltd. (a)	92,000	62,572
TaiMed Biologics, Inc. (a)	4,000	9,518
Taiwan Mask Corp.	22,000	66,010
Taiwan Semiconductor Co., Ltd.	3,000	7,225
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,579	4,996,133
Taiwan Surface Mounting Technology Corp.	3,000	13,028
Taiwan Union Technology Corp.	2,000	8,362
Tanvex BioPharma, Inc. (a)	5,710	11,866
TCI Co., Ltd.	459	4,234
TSEC Corp. (a)	16,000	20,041
United Integrated Services Co., Ltd.	7,000	53,387
United Microelectronics Corp. ADR	98,368	929,578
United Renewable Energy Co., Ltd. (a)	855,518	402,235
Universal Vision Biotechnology Co., Ltd.	4,000	49,529
Visual Photonics Epitaxy Co., Ltd.	2,000	9,619
Wafer Works Corp.	5,000	10,965
Win Semiconductors Corp.	2,000	26,918
XinTec, Inc. (a)	15,000	90,982
		11,294,808
TANZANIA, UNITED REPUBLIC OF — 0.0% (c)
AngloGold Ashanti, Ltd.	4,328	80,472
THAILAND — 0.1%
Bangkok Bank PCL	53,500	188,627
CP ALL PCL NVDR	41,600	77,878
Kasikornbank PCL NVDR	100	368
Prima Marine PCL	126,400	27,607
PTT PCL	108,000	132,262
Siam Commercial Bank PCL NVDR	9,900	30,272
Super Energy Corp. PCL	249,500	7,240
Taokaenoi Food & Marketing PCL Class F (b)	182,700	43,894
Security Description	Shares	Value
TQM Corp. PCL NVDR	19,300	$73,165
		581,313
TURKEY — 0.0% (c)
Akbank T.A.S.	50,671	30,796
Eldorado Gold Corp. (a)	4,187	41,623
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	16,927	3,644
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	10,042	16,345
Migros Ticaret A/S (a)	8,091	30,268
Nuh Cimento Sanayi A/S	7,874	36,490
Turkiye Garanti Bankasi A/S	50,131	47,895
Turkiye Is Bankasi A/S Class C	37,421	21,968
Vestel Elektronik Sanayi ve Ticaret A/S (a)	11,299	39,408
		268,437
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC (a)	412,596	107,834
Dana Gas PJSC	217,315	49,401
National Central Cooling Co. PJSC	53,208	40,850
Network International Holdings PLC (a)(e)	9,672	48,863
SHUAA Capital PSC	721,112	118,970
		365,918
UNITED KINGDOM — 3.9%
3i Group PLC	76,876	1,245,730
Amcor PLC	16,255	184,638
AO World PLC (a)	17,475	61,076
Argo Blockchain PLC (a)	47,701	79,735
AstraZeneca PLC	9,933	1,191,476
Avacta Group PLC (a)(b)	5,149	12,562
BAE Systems PLC	50,222	362,159
Barclays PLC	137,209	324,354
boohoo Group PLC (a)	4,622	19,819
BP PLC	122,680	533,850
British American Tobacco PLC	9,283	359,072
British Land Co. PLC REIT	36,007	246,173
BT Group PLC (a)	68,948	184,782
Burberry Group PLC (a)	8,939	255,126
Cairn Energy PLC	14,607	29,401
Capita PLC (a)	4,933	2,543
Ceres Power Holdings PLC (a)	7,319	106,872
CK Hutchison Holdings, Ltd.	53,920	420,065
CMC Markets PLC (e)	9,486	60,280
CNH Industrial NV	7,762	128,179
Compass Group PLC (a)	24,450	514,078
Craneware PLC	114	3,354
Diageo PLC	15,319	732,432
Endeavour Mining PLC (b)	4,480	96,308
Eurasia Mining PLC (a)(b)	64,580	17,745
Experian PLC	20,924	805,306
FLEX LNG, Ltd.	2,815	40,727
Frontier Developments PLC (a)	2,916	93,054

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Gamesys Group PLC	1,386	$35,307
GlaxoSmithKline PLC	35,215	690,506
Greatland Gold PLC (a)(b)	63,333	15,399
Hammerson PLC REIT (b)	289,563	148,926
HSBC Holdings PLC	147,021	847,545
Imperial Brands PLC	5,291	113,805
Indivior PLC (a)	4,868	10,397
InterContinental Hotels Group PLC (a)	10,772	715,775
iomart Group PLC (b)	13,720	50,795
ITM Power PLC (a)(b)	9,515	59,860
J Sainsbury PLC	41,504	155,838
Land Securities Group PLC REIT	23,284	217,247
Learning Technologies Group PLC	26,423	68,660
Liberty Global PLC Class A (a)	2,293	62,278
Liberty Global PLC Class C (a)	9,056	244,874
Linde PLC (d)	5,623	1,625,609
Linde PLC (a)(d)	1,499	432,595
Lloyds Banking Group PLC	487,835	314,653
M&G PLC	24,704	78,118
Marks & Spencer Group PLC (a)	55,651	112,589
National Grid PLC	10,665	135,663
Next PLC (a)	4,079	442,681
On the Beach Group PLC (a)(e)	5,812	25,693
Pearson PLC	5,719	65,574
Prudential PLC	27,303	518,053
Quilter PLC (e)	24,281	49,895
Reckitt Benckiser Group PLC	4,510	398,555
RELX PLC (d)	17,561	465,543
RELX PLC (d)	29,569	788,281
Rolls-Royce Holdings PLC (a)	79,721	108,941
Sage Group PLC	94,306	891,369
Serica Energy PLC	47,890	91,695
Severn Trent PLC	14,047	485,325
Silence Therapeutics PLC (a)(b)	8,407	71,425
Smith & Nephew PLC	25,540	551,285
Smiths Group PLC	19,646	431,526
SSE PLC	12,378	256,579
Standard Chartered PLC	27,519	175,254
Standard Life Aberdeen PLC	82,813	310,030
Team17 Group PLC (a)	3,182	32,001
TechnipFMC PLC (a)	5,825	52,251
Tesco PLC	52,557	161,873
Unilever PLC (d)	8,731	510,259
Unilever PLC (d)	2	117
United Utilities Group PLC	25,027	336,885
Virgin Money UK PLC ADR (a)	767	2,119
Vodafone Group PLC	186,301	312,287
Warehouse Reit PLC	32,136	66,591
Whitbread PLC (a)	18,332	790,639
WPP PLC	19,402	261,114
		22,901,175
UNITED STATES — 58.1%
3D Systems Corp. (a)	2,285	91,331
Security Description	Shares	Value
3M Co.	5,623	$1,116,896
A10 Networks, Inc. (a)	660	7,432
Abbott Laboratories	21,456	2,487,394
AbbVie, Inc.	6,598	743,199
Accel Entertainment, Inc. (a)	9,372	111,246
Accelerate Diagnostics, Inc. (a)	4,614	37,189
Accenture PLC Class A	5,623	1,657,604
ACM Research, Inc. Class A (a)(b)	646	66,034
Activision Blizzard, Inc.	748	71,389
Adobe, Inc. (a)	6,602	3,866,395
Advanced Micro Devices, Inc. (a)	6,141	576,824
Adverum Biotechnologies, Inc. (a)	1,193	4,176
Aerie Pharmaceuticals, Inc. (a)	440	7,044
Aflac, Inc.	22,225	1,192,593
Agenus, Inc. (a)	18,883	103,668
Agilent Technologies, Inc.	11,219	1,658,280
AGNC Investment Corp. REIT	5,152	87,017
Akebia Therapeutics, Inc. (a)	17,119	64,881
Alexion Pharmaceuticals, Inc. (a)	4,298	789,586
Allegion PLC	1,834	255,476
Allstate Corp.	11,219	1,463,406
Alphabet, Inc. Class A (a)	2,635	6,434,117
Alphabet, Inc. Class C (a)	2,705	6,779,596
Alto Ingredients, Inc. (a)	2,650	16,192
Altria Group, Inc.	11,219	534,922
Amazon.com, Inc. (a)	3,583	12,326,093
AMC Entertainment Holdings, Inc. Class A (a)	1,248	70,737
American Electric Power Co., Inc.	11,219	949,015
American Express Co.	11,530	1,905,102
American Tower Corp. REIT	5,623	1,518,997
Amgen, Inc.	7,367	1,795,706
Amyris, Inc. (a)(b)	3,650	59,750
Annaly Capital Management, Inc. REIT	10,465	92,929
Antares Pharma, Inc. (a)	9,485	41,355
Anthem, Inc.	3,691	1,409,224
APA Corp.	2,468	53,383
Appian Corp. (a)(b)	210	28,928
Apple, Inc.	136,348	18,674,222
Applied Materials, Inc.	14,714	2,095,274
Applied Therapeutics, Inc. (a)(b)	1,976	41,061
Arbor Realty Trust, Inc. REIT	5,505	98,099
Archer-Daniels-Midland Co.	16,906	1,024,504
Arcturus Therapeutics Holdings, Inc. (a)(b)	958	32,419
Arcus Biosciences, Inc. (a)	3,209	88,119
Arena Pharmaceuticals, Inc. (a)	2	136
Ares Commercial Real Estate Corp. REIT	23,495	345,142
Armada Hoffler Properties, Inc. REIT	11,728	155,865
ARMOUR Residential REIT, Inc.	4,504	51,436

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	3,341	$276,702
Arvinas, Inc. (a)	973	74,921
AT&T, Inc.	64,883	1,867,333
Athenex, Inc. (a)	5,656	26,131
Automatic Data Processing, Inc.	5,623	1,116,840
Avanos Medical, Inc. (a)	738	26,841
Avrobio, Inc. (a)	1,387	12,330
AxoGen, Inc. (a)	451	9,746
Axonics, Inc. (a)	2,572	163,091
Baker Hughes Co.	4,520	103,372
Bancorp, Inc. (a)	3,860	88,819
Bank of America Corp.	97,055	4,001,578
Bank of New York Mellon Corp.	17,038	872,857
Baxter International, Inc.	10,881	875,920
Becton Dickinson and Co.	5,300	1,288,907
Berkshire Hathaway, Inc. Class B (a)	6,464	1,796,475
BioCryst Pharmaceuticals, Inc. (a)	11,668	184,471
BioDelivery Sciences International, Inc. (a)	5,796	20,750
Biogen, Inc. (a)	3,158	1,093,521
Bionano Genomics, Inc. (a)	2,400	17,592
Bioxcel Therapeutics, Inc. (a)	323	9,386
BJ's Restaurants, Inc. (a)	1,110	54,545
Bloom Energy Corp. Class A (a)(b)	728	19,561
Boeing Co. (a)	4,624	1,107,725
Booking Holdings, Inc. (a)	429	938,691
Bridgebio Pharma, Inc. (a)(b)	2,416	147,279
Brighthouse Financial, Inc. (a)	1,406	64,029
BrightSpire Capital, Inc. REIT (b)	35,689	335,477
Bristol-Myers Squibb Co.	17,043	1,138,813
Broadcom, Inc.	4,187	1,996,529
C.H. Robinson Worldwide, Inc.	5,623	526,706
Caesars Entertainment, Inc. (a)	1,380	143,175
Capital One Financial Corp.	5,623	869,822
Capstead Mortgage Corp. REIT	2,407	14,779
Cara Therapeutics, Inc. (a)	2,683	38,286
CareDx, Inc. (a)	643	58,847
Carnival Corp. (a)	5,623	148,222
Carrier Global Corp.	5,623	273,278
Cars.com, Inc. (a)	1,768	25,335
Carvana Co. (a)(b)	220	66,400
Catalyst Pharmaceuticals, Inc. (a)	3,108	17,871
CatchMark Timber Trust, Inc. Class A, REIT	4,301	50,322
Caterpillar, Inc.	5,623	1,223,733
CDK Global, Inc.	1,607	79,852
Celldex Therapeutics, Inc. (a)	1,684	56,313
CEL-SCI Corp. (a)(b)	1,110	9,635
Celsius Holdings, Inc. (a)	318	24,197
Century Communities, Inc.	725	48,241
Cerus Corp. (a)	3,860	22,813
ChampionX Corp. (a)	4,715	120,940
Security Description	Shares	Value
Change Healthcare, Inc. (a)	7,237	$166,740
ChannelAdvisor Corp. (a)	2,171	53,211
Charles Schwab Corp.	21,136	1,538,912
Charlottes Web Holdings, Inc. (a)(b)	13,072	46,765
Charter Communications, Inc. Class A (a)	2,382	1,718,494
Chefs' Warehouse, Inc. (a)	312	9,931
ChemoCentryx, Inc. (a)	2,586	34,627
Chemours Co.	1,400	48,720
Chevron Corp.	15,409	1,613,939
Chubb, Ltd.	8,507	1,352,103
Church & Dwight Co., Inc.	16,099	1,371,957
Cigna Corp.	1,631	386,661
Cisco Systems, Inc.	51,495	2,729,235
Citigroup, Inc.	28,703	2,030,737
Citrix Systems, Inc.	5,623	659,409
Clean Energy Fuels Corp. (a)	17,198	174,560
Clear Channel Outdoor Holding, Inc. (a)	14,132	37,308
Clorox Co.	5,470	984,108
Cloudflare, Inc. Class A (a)	2,311	244,596
Clovis Oncology, Inc. (a)	5,430	31,494
Coca-Cola Co.	22,290	1,206,112
Codexis, Inc. (a)	416	9,427
Coeur Mining, Inc. (a)	5,405	47,996
Cognizant Technology Solutions Corp. Class A	11,299	782,569
Coherus Biosciences, Inc. (a)	967	13,374
Colgate-Palmolive Co.	11,219	912,666
Collegium Pharmaceutical, Inc. (a)	1,492	35,271
Comcast Corp. Class A	28,762	1,640,009
Community Health Systems, Inc. (a)	8,000	123,520
Community Healthcare Trust, Inc. REIT	7,238	343,515
Computer Programs & Systems, Inc.	220	7,311
Conagra Brands, Inc.	11,219	408,147
ConocoPhillips	11,219	683,237
Corning, Inc.	22,553	922,418
Corteva, Inc.	8,947	396,799
Costco Wholesale Corp.	5,623	2,224,852
Coty, Inc. Class A (a)	875	8,173
Crowdstrike Holdings, Inc. Class A (a)	1,787	449,091
CryoPort, Inc. (a)(b)	1,193	75,278
CSX Corp.	43,887	1,407,895
Cue Biopharma, Inc. (a)	2,080	24,232
Cummins, Inc.	5,623	1,370,944
CVS Health Corp.	17,138	1,429,995
Cytokinetics, Inc. (a)	305	6,036
CytomX Therapeutics, Inc. (a)	5,804	36,739
Danaher Corp.	8,725	2,341,441
Dave & Buster's Entertainment, Inc. (a)	2,480	100,688

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Deere & Co.	4,899	$1,727,926
Dell Technologies, Inc. Class C (a)	1,174	117,013
Denny's Corp. (a)	1,110	18,304
Designer Brands, Inc. Class A (a)	1,768	29,260
Devon Energy Corp.	2,468	72,041
DexCom, Inc. (a)	226	96,502
Dicerna Pharmaceuticals, Inc. (a)	1,497	55,868
Diebold Nixdorf, Inc. (a)	3,230	41,473
Digital Turbine, Inc. (a)	4,612	350,650
Dine Brands Global, Inc. (a)	660	58,905
Discover Financial Services	10,819	1,279,780
DocuSign, Inc. (a)	633	176,968
Dollar Tree, Inc. (a)	6,354	632,223
Domo, Inc. Class B (a)	1,145	92,550
Dow, Inc.	9,060	573,317
Duke Energy Corp.	6,128	604,956
DuPont de Nemours, Inc.	6,526	505,178
Durect Corp. (a)(b)	13,401	21,844
DXC Technology Co. (a)	1,833	71,377
Dynavax Technologies Corp. (a)	6,782	66,803
Dynex Capital, Inc. REIT	18,286	341,217
Easterly Government Properties, Inc. REIT	31,724	668,742
Eaton Corp. PLC	11,219	1,662,431
eBay, Inc.	16,906	1,186,970
Ebix, Inc.	728	24,679
Ecolab, Inc.	3,856	794,220
Edison International	9,701	560,912
Editas Medicine, Inc. (a)(b)	518	29,340
eGain Corp. (a)	1,144	13,133
eHealth, Inc. (a)	220	12,848
El Pollo Loco Holdings, Inc. (a)	969	17,723
Elanco Animal Health, Inc. (a)	2,365	82,042
Eli Lilly & Co.	10,093	2,316,545
Ellington Financial, Inc. REIT	4,117	78,841
Emerson Electric Co.	11,219	1,079,717
Endo International PLC (a)	3,347	15,664
Enphase Energy, Inc. (a)	732	134,417
EOG Resources, Inc.	11,030	920,343
Equity Residential REIT	5,623	432,971
Essential Properties Realty Trust, Inc. REIT	2,815	76,118
Estee Lauder Cos., Inc. Class A	5,623	1,788,564
Etsy, Inc. (a)	430	88,511
Eventbrite, Inc. Class A (a)(b)	520	9,880
Everi Holdings, Inc. (a)	2,261	56,389
EverQuote, Inc. Class A (a)	452	14,771
Evolent Health, Inc. Class A (a)	1,442	30,455
Exelon Corp.	11,219	497,114
eXp World Holdings, Inc. (a)(b)	424	16,438
Expedia Group, Inc. (a)	414	67,776
Exxon Mobil Corp.	31,052	1,958,760
Facebook, Inc. Class A (a)	18,059	6,279,295
Security Description	Shares	Value
Fastenal Co.	11,314	$588,328
Fastly, Inc. Class A (a)(b)	318	18,953
Fate Therapeutics, Inc. (a)	743	64,485
FB Financial Corp.	943	35,193
FedEx Corp.	4,240	1,264,919
Ferguson PLC	4,516	626,982
FirstEnergy Corp.	11,219	417,459
Flexion Therapeutics, Inc. (a)	5,613	46,195
Fluidigm Corp. (a)(b)	9,248	56,968
Ford Motor Co. (a)	45,051	669,458
Forterra, Inc. (a)	2,584	60,750
Fortive Corp.	5,501	383,640
Fox Corp. Class A	7,972	296,000
Franklin Resources, Inc.	16,906	540,823
Frank's International NV (a)	4,052	12,278
Freeport-McMoRan, Inc.	3,230	119,865
Frequency Therapeutics, Inc. (a)(b)	1,144	11,394
fuboTV, Inc. (a)	3,000	96,330
FuelCell Energy, Inc. (a)	3,220	28,658
Fulgent Genetics, Inc. (a)(b)	212	19,553
GameStop Corp. Class A (a)	312	66,812
General Dynamics Corp.	5,623	1,058,586
General Electric Co.	44,370	597,220
General Mills, Inc.	5,623	342,609
General Motors Co. (a)	11,219	663,828
Generation Bio Co. (a)	520	13,988
Geron Corp. (a)(b)	7,988	11,263
Gilead Sciences, Inc.	14,449	994,958
Gladstone Commercial Corp. REIT	20,393	460,066
Global Medical REIT, Inc.	9,934	146,626
Globalstar, Inc. (a)	44,834	79,805
Globant SA (a)	762	167,015
Goldman Sachs Group, Inc.	5,423	2,058,191
Granite Point Mortgage Trust, Inc. REIT	2,407	35,503
Green Brick Partners, Inc. (a)	1,371	31,177
Groupon, Inc. (a)	457	19,724
GrowGeneration Corp. (a)	840	40,404
Halliburton Co.	11,219	259,383
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,640	92,086
Healthpeak Properties, Inc. REIT	15,294	509,137
Hecla Mining Co.	2,260	16,814
Heron Therapeutics, Inc. (a)(b)	1,193	18,515
Hershey Co.	5,623	979,414
Hess Corp.	5,623	491,000
Hewlett Packard Enterprise Co.	22,553	328,823
Home Depot, Inc.	11,070	3,530,112
Homology Medicines, Inc. (a)	1,456	10,585
Honeywell International, Inc.	11,648	2,554,989
HP, Inc.	22,553	680,875
Ichor Holdings, Ltd. (a)	208	11,190
Illinois Tool Works, Inc.	7,968	1,781,326

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ImmunityBio, Inc. (a)	624	$8,911
ImmunoGen, Inc. (a)	9,052	59,653
Ingersoll Rand, Inc. (a)	8,610	420,254
Inhibrx, Inc. (a)	2,388	65,718
Inmode, Ltd. (a)	1,615	152,908
Innovative Industrial Properties, Inc. REIT (b)	961	183,570
Inovio Pharmaceuticals, Inc. (a)(b)	1,769	16,399
Inseego Corp. (a)(b)	1,144	11,543
Inspire Medical Systems, Inc. (a)	521	100,688
Installed Building Products, Inc.	141	17,253
Intel Corp.	41,927	2,353,782
Intellia Therapeutics, Inc. (a)	972	157,377
Intercept Pharmaceuticals, Inc. (a)	1,456	29,076
International Business Machines Corp.	9,076	1,330,451
International Flavors & Fragrances, Inc.	1,736	259,358
International Money Express, Inc. (a)	4,515	67,048
International Seaways, Inc.	464	8,900
Intra-Cellular Therapies, Inc. (a)	2,140	87,355
Intuit, Inc.	4,585	2,247,429
Invitae Corp. (a)(b)	223	7,522
J.M. Smucker Co.	5,623	728,572
Johnson & Johnson	18,524	3,051,644
Johnson Controls International PLC	14,901	1,022,656
JPMorgan Chase & Co.	31,335	4,873,846
Juniper Networks, Inc.	11,219	306,840
Kadmon Holdings, Inc. (a)	5,638	21,819
Kala Pharmaceuticals, Inc. (a)	2,080	11,024
Karyopharm Therapeutics, Inc. (a)	5,690	58,721
Kellogg Co.	5,623	361,728
Keysight Technologies, Inc. (a)	5,621	867,939
Kimberly-Clark Corp.	5,623	752,245
Kinder Morgan, Inc.	8,303	151,364
KKR Real Estate Finance Trust, Inc. REIT	2,702	58,444
Kohl's Corp.	5,623	309,884
Kosmos Energy, Ltd. (a)	20,812	72,010
Kraft Heinz Co.	650	26,507
Krystal Biotech, Inc. (a)	2	136
Kymera Therapeutics, Inc. (a)	832	40,352
L Brands, Inc.	1,622	116,881
Lamb Weston Holdings, Inc.	3,757	303,040
Lantheus Holdings, Inc. (a)	2,265	62,605
Las Vegas Sands Corp. (a)	5,623	296,276
Leidos Holdings, Inc.	1,405	142,045
Lemonade, Inc. (a)	520	56,893
LGI Homes, Inc. (a)	141	22,834
Liberty Broadband Corp. Class C (a)	818	142,054
Limelight Networks, Inc. (a)(b)	4,514	14,219
Security Description	Shares	Value
Lindblad Expeditions Holdings, Inc. (a)(b)	4,301	$68,859
Livent Corp. (a)	624	12,081
Lockheed Martin Corp.	3,219	1,217,909
Lowe's Cos., Inc.	9,636	1,869,095
Lumen Technologies, Inc.	3,798	51,615
LyondellBasell Industries NV Class A	5,517	567,534
M/I Homes, Inc. (a)	464	27,223
MacroGenics, Inc. (a)	3,438	92,345
Macy's, Inc. (a)	2,849	54,017
Magnite, Inc. (a)	1,938	65,582
Marathon Digital Holdings, Inc. (a)(b)	2,200	69,014
Marathon Oil Corp.	16,906	230,260
Marathon Petroleum Corp.	11,314	683,592
Marsh & McLennan Cos., Inc.	11,219	1,578,289
Mastercard, Inc. Class A	3,011	1,099,286
Matador Resources Co.	1,769	63,702
Mattel, Inc. (a)	342	6,874
Maxar Technologies, Inc.	2,838	113,293
McCormick & Co., Inc.	11,634	1,027,515
McDonald's Corp.	5,623	1,298,857
McEwen Mining, Inc. (a)	15,881	21,916
McKesson Corp.	3,656	699,173
Medifast, Inc.	428	121,115
Medtronic PLC	19,615	2,434,810
MeiraGTx Holdings PLC (a)(b)	1,060	16,430
Merchants Bancorp	972	38,141
Merck & Co., Inc.	22,445	1,745,548
Mersana Therapeutics, Inc. (a)	1,615	21,932
Meta Financial Group, Inc.	746	37,770
MetLife, Inc.	16,689	998,837
MGP Ingredients, Inc. (b)	198	13,393
Micron Technology, Inc. (a)	1,276	108,434
Microsoft Corp.	59,603	16,146,453
MicroVision, Inc. (a)	1,700	28,475
Mitek Systems, Inc. (a)	3,879	74,710
Moderna, Inc. (a)	2,058	483,589
Molecular Templates, Inc. (a)(b)	1,352	10,573
Monarch Casino & Resort, Inc. (a)	787	52,076
Mondelez International, Inc. Class A	5,623	351,100
Morgan Stanley	16,906	1,550,111
Mosaic Co.	5,152	164,400
MRC Global, Inc. (a)	4,988	46,887
Nautilus, Inc. (a)(b)	1,568	26,421
Neoleukin Therapeutics, Inc. (a)	1,615	14,906
NeoPhotonics Corp. (a)	2,080	21,237
NetApp, Inc.	5,623	460,074
Netflix, Inc. (a)	2,385	1,259,781
Newmont Corp.	5,623	356,386
News Corp. Class A	2,916	75,145
NexPoint Residential Trust, Inc. REIT	20,890	1,148,532
NextEra Energy, Inc.	22,487	1,647,847

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
NexTier Oilfield Solutions, Inc. (a)	6,744	$32,101
NIKE, Inc. Class B	17,556	2,712,226
nLight, Inc. (a)	312	11,319
NMI Holdings, Inc. Class A (a)	220	4,946
Norfolk Southern Corp.	5,623	1,492,400
Northrop Grumman Corp.	2,369	860,966
Nov, Inc. (a)	2,468	37,810
Novavax, Inc. (a)	534	113,374
NOW, Inc. (a)	647	6,140
Nurix Therapeutics, Inc. (a)	416	11,036
nVent Electric PLC	417	13,027
NVIDIA Corp.	3,650	2,920,365
Occidental Petroleum Corp.	6,701	209,540
Oceaneering International, Inc. (a)	4,156	64,709
Ocugen, Inc. (a)	3,100	24,893
Ocular Therapeutix, Inc. (a)	530	7,515
Omeros Corp. (a)(b)	2,160	32,054
Ontrack, Inc. (a)	1,248	40,535
Oracle Corp.	25,692	1,999,865
O'Reilly Automotive, Inc. (a)	2,171	1,229,242
Organon & Co. (a)	2,244	67,903
ORIC Pharmaceuticals, Inc. (a)	520	9,199
Otis Worldwide Corp.	2,809	229,692
Overstock.com, Inc. (a)	1,048	96,626
Owens & Minor, Inc.	3,127	132,366
Pacific Biosciences of California, Inc. (a)	1,456	50,916
Palomar Holdings, Inc. (a)	969	73,121
Par Pacific Holdings, Inc. (a)	1,144	19,242
Parker-Hannifin Corp.	5,217	1,602,193
Passage Bio, Inc. (a)	936	12,393
PayPal Holdings, Inc. (a)	11,941	3,480,563
PBF Energy, Inc. Class A (a)	2,171	33,216
Peloton Interactive, Inc. Class A (a)	2,112	261,930
Penn National Gaming, Inc. (a)	646	49,413
PennyMac Financial Services, Inc.	220	13,578
Pentair PLC	417	28,143
People's United Financial, Inc.	41,290	707,711
PepsiCo, Inc.	11,531	1,708,548
Personalis, Inc. (a)	1,885	47,691
PetMed Express, Inc. (b)	743	23,665
Pfizer, Inc.	57,219	2,240,696
PG&E Corp. (a)	1,166	11,858
Phathom Pharmaceuticals, Inc. (a)(b)	323	10,934
Philip Morris International, Inc.	11,219	1,111,915
Phillips 66	2,787	239,180
Pinterest, Inc. Class A (a)	3,375	266,456
Pioneer Natural Resources Co.	3,796	616,926
Plug Power, Inc. (a)	1,881	64,311
PNC Financial Services Group, Inc.	5,623	1,072,643
PPL Corp.	16,906	472,861
Security Description	Shares	Value
Precision BioSciences, Inc. (a)(b)	5,300	$66,356
Premier Financial Corp.	220	6,250
Procter & Gamble Co.	12,168	1,641,828
Prologis, Inc. REIT	17,032	2,035,835
Provention Bio, Inc. (a)(b)	1,560	13,151
Prudential Financial, Inc.	8,410	861,773
PTC Therapeutics, Inc. (a)	1,383	58,459
Public Service Enterprise Group, Inc.	11,219	670,223
Public Storage REIT	4,729	1,421,963
Puma Biotechnology, Inc. (a)	2,598	23,850
Purple Innovation, Inc. (a)	530	13,997
QUALCOMM, Inc.	13,581	1,941,132
Quanterix Corp. (a)	520	30,503
Quidel Corp. (a)(b)	106	13,581
QuinStreet, Inc. (a)	972	18,060
Quotient, Ltd. (a)	15,065	54,837
Qurate Retail, Inc. Class A	10,241	134,055
Radius Health, Inc. (a)(b)	2,162	39,435
Raytheon Technologies Corp.	18,844	1,607,582
REC Silicon ASA (a)	19,481	42,538
REGENXBIO, Inc. (a)	198	7,692
Relmada Therapeutics, Inc. (a)	787	25,192
Renewable Energy Group, Inc. (a)	212	13,216
Resideo Technologies, Inc. (a)	1,094	32,820
Retail Opportunity Investments Corp. REIT	46,344	818,435
Revance Therapeutics, Inc. (a)	3,221	95,470
Rigel Pharmaceuticals, Inc. (a)	24,187	104,972
Riot Blockchain, Inc. (a)(b)	3,300	124,311
Roku, Inc. (a)	748	343,519
Ross Stores, Inc.	10,151	1,258,724
Ruth's Hospitality Group, Inc. (a)	5,790	133,344
Sabre Corp. (a)(b)	1,352	16,873
Safehold, Inc. REIT (b)	1,181	92,708
salesforce.com, Inc. (a)	12,062	2,946,385
Sangamo Therapeutics, Inc. (a)	739	8,846
Sarepta Therapeutics, Inc. (a)	428	33,273
Schlumberger NV	11,413	365,330
Schneider Electric SE	5,839	918,739
Scholar Rock Holding Corp. (a)	1,989	57,482
Schrodinger, Inc. (a)	104	7,863
Scientific Games Corp. Class A (a)	1,914	148,220
Select Energy Services, Inc. Class A (a)	13,820	83,473
Seritage Growth Properties Class A, REIT (a)	3,591	66,074
ServiceNow, Inc. (a)	226	124,198
SI-BONE, Inc. (a)	646	20,330
SIGA Technologies, Inc. (a)	2,260	14,193
Simon Property Group, Inc. REIT	5,623	733,689
Simulations Plus, Inc. (b)	452	24,819
Skyline Champion Corp. (a)	1,413	75,313
Smith & Wesson Brands, Inc.	530	18,391

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Snap, Inc. Class A (a)	6,861	$467,509
SolarEdge Technologies, Inc. (a)	141	38,968
Sorrento Therapeutics, Inc. (a)(b)	4,722	45,756
Southern Co.	5,623	340,248
Sprout Social, Inc. Class A (a)	832	74,397
Square, Inc. Class A (a)	1,813	442,009
Starbucks Corp.	20,864	2,332,804
State Street Corp. (g)	5,623	462,660
Stellantis NV	9,606	188,579
Sunnova Energy International, Inc. (a)	969	36,493
Swiss Re AG	5,300	478,654
Synchrony Financial	6,269	304,172
Sysco Corp.	11,219	872,277
Tabula Rasa HealthCare, Inc. (a)(b)	854	42,700
Tandem Diabetes Care, Inc. (a)	521	50,745
Tapestry, Inc. (a)	5,381	233,966
Target Corp.	5,623	1,359,304
TE Connectivity, Ltd.	11,219	1,516,921
TechTarget, Inc. (a)	7,542	584,430
Teladoc Health, Inc. (a)(b)	323	53,712
Tenneco, Inc. Class A (a)	3,948	76,275
Tesla, Inc. (a)	5,615	3,816,515
Texas Instruments, Inc.	15,068	2,897,576
TherapeuticsMD, Inc. (a)(b)	26,856	31,959
Thermo Fisher Scientific, Inc.	5,469	2,758,946
Tivity Health, Inc. (a)	1,110	29,204
TJX Cos., Inc.	22,225	1,498,409
Trade Desk, Inc. Class A (a)	1,050	81,228
Trane Technologies PLC	8,818	1,623,747
Travelers Cos., Inc.	5,623	841,819
Triumph Group, Inc. (a)	3,221	66,836
Twilio, Inc. Class A (a)	739	291,284
Twist Bioscience Corp. (a)	1,497	199,475
Twitter, Inc. (a)	3,331	229,206
Tyson Foods, Inc. Class A	8,949	660,078
Uber Technologies, Inc. (a)	440	22,053
UMH Properties, Inc. REIT	32,214	702,909
Union Pacific Corp.	8,509	1,871,384
Unisys Corp. (a)	2,159	54,644
United Parcel Service, Inc. Class B	5,623	1,169,415
UnitedHealth Group, Inc.	9,688	3,879,463
Universal Corp.	198	11,280
UroGen Pharma, Ltd. (a)	1,144	17,469
Urstadt Biddle Properties, Inc. Class A, REIT	1,380	26,744
US Bancorp	17,043	970,940
Valero Energy Corp.	9,455	738,246
Vanda Pharmaceuticals, Inc. (a)	1,301	27,985
Vapotherm, Inc. (a)	782	18,486
Vaxart, Inc. (a)	2,438	18,261
Vector Group, Ltd.	33,201	469,462
Veracyte, Inc. (a)	208	8,316
Security Description	Shares	Value
Verizon Communications, Inc.	19,220	$1,076,897
Vertex, Inc. Class A (a)	624	13,691
ViacomCBS, Inc. Class B	11,371	513,969
Viad Corp. (a)	624	31,106
Viatris, Inc.	7,101	101,473
Viking Therapeutics, Inc. (a)	967	5,792
Virgin Galactic Holdings, Inc. (a)	1,144	52,624
Visa, Inc. Class A	20,460	4,783,957
Vista Outdoor, Inc. (a)	1,420	65,718
Vontier Corp.	2,197	71,578
Walmart, Inc.	11,531	1,626,102
Walgreens Boots Alliance, Inc.	11,219	590,232
Walt Disney Co. (a)	19,546	3,435,600
Waste Management, Inc.	11,117	1,557,603
WaVe Life Sciences, Ltd. (a)	10	67
Wayfair, Inc. Class A (a)(b)	323	101,974
Wells Fargo & Co.	44,628	2,021,202
Western Digital Corp. (a)	7,002	498,332
Williams Cos., Inc.	10,218	271,288
Workhorse Group, Inc. (a)(b)	1,768	29,331
Yum! Brands, Inc.	5,623	646,814
Zillow Group, Inc. Class C (a)(b)	939	114,765
ZIOPHARM Oncology, Inc. (a)	15,448	40,783
Zoetis, Inc.	647	120,575
Zoom Video Communications, Inc. Class A (a)	1,671	646,727
Zscaler, Inc. (a)	735	158,804
Zynex, Inc. (a)	2,080	32,302
		341,597,038
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	5,052	116,560
TOTAL COMMON STOCKS (Cost $482,023,451)		586,264,568

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a)	15,074	21,094
UNITED STATES — 0.0% (c)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $22,802)		21,308
WARRANTS — 0.0% (c)
MALAYSIA — 0.0% (c)
Comfort Gloves Bhd (expiring 06/26/26) (a)	12,930	—
Frontken Corp. Bhd (expiring 05/03/26) (a)	19,500	1,315
TOTAL WARRANTS (Cost $0)		1,315

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
State Street Navigator Securities Lending Portfolio II (h) (i) (Cost $9,254,475)	9,254,475	$9,254,475
TOTAL INVESTMENTS — 101.3% (Cost $491,300,728)		595,541,666
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(7,913,081)
NET ASSETS — 100.0%		$587,628,585
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $1,056, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$586,052,503	$211,009	$1,056	$586,264,568
Rights	21,094	214	—	21,308
Warrants	1,315	—	—	1,315
Short-Term Investment	9,254,475	—	—	9,254,475
TOTAL INVESTMENTS	$595,329,387	$211,223	$1,056	$595,541,666
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	20.8%
Financials	13.9
Consumer Discretionary	13.2
Health Care	11.8
Industrials	11.3
Communication Services	8.9
Consumer Staples	6.3
Materials	4.7
Energy	3.6
Real Estate	3.1
Utilities	2.1
Short-Term Investment	1.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	4,838	$287,039	$167,999	$106,759	$21,502	$92,879	5,623	$462,660	$8,497
State Street Institutional Liquid Reserves Fund, Premier Class	747,570	747,720	26,221,948	26,969,654	47	(61)	—	—	727
State Street Navigator Securities Lending Portfolio II	7,293,158	7,293,158	42,725,830	40,764,513	—	—	9,254,475	9,254,475	64,423
Total		$8,327,917	$69,115,777	$67,840,926	$21,549	$92,818		$9,717,135	$73,647
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	7,888	$108
TOTAL CORPORATE BONDS & NOTES (Cost $109)			108
	Shares
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
MercadoLibre, Inc. (b)	81	126,181
AUSTRALIA — 1.9%
Afterpay, Ltd. (b)	477	42,318
Ampol, Ltd.	2,181	46,191
APA Group Stapled Security	1,102	7,363
Aristocrat Leisure, Ltd. (c)	1,398	45,225
ASX, Ltd.	387	22,578
Australia & New Zealand Banking Group, Ltd.	4,992	105,499
Brambles, Ltd.	4,157	35,703
Cochlear, Ltd.	159	30,042
Coles Group, Ltd.	1,777	22,799
Commonwealth Bank of Australia	2,878	215,785
Computershare, Ltd. (d)	1,740	22,077
Crown Resorts, Ltd. (b)	1,824	16,309
CSL, Ltd.	833	178,351
Dexus REIT	1,896	15,188
Endeavour Group, Ltd. (b)	2,233	10,545
Evolution Mining, Ltd.	4,680	15,811
Fortescue Metals Group, Ltd.	5,205	91,205
Goodman Group REIT	3,245	51,574
GPT Group REIT	2,094	7,703
Insurance Australia Group, Ltd.	5,428	21,027
LendLease Corp., Ltd. Stapled Security	1,238	10,651
Macquarie Group, Ltd.	720	84,557
Magellan Financial Group, Ltd.	206	8,330
Medibank Pvt, Ltd.	6,132	14,547
Mirvac Group REIT	11,543	25,304
National Australia Bank, Ltd.	5,572	109,683
Newcrest Mining, Ltd.	1,344	25,508
Northern Star Resources, Ltd.	2,689	19,743
QBE Insurance Group, Ltd. (c)	3,567	28,895
Ramsay Health Care, Ltd.	234	11,059
REA Group, Ltd. (c)	125	15,862
Rio Tinto PLC	2,220	182,445
Scentre Group REIT	13,375	27,513
SEEK, Ltd.	666	16,570
Security Description	Shares	Value
Sonic Healthcare, Ltd.	1,053	$30,357
Stockland REIT	7,167	25,074
Suncorp Group, Ltd.	4,111	34,289
Sydney Airport Stapled Security (b)	5,589	24,294
Tabcorp Holdings, Ltd.	9,475	36,847
Telstra Corp., Ltd.	8,658	24,440
Transurban Group Stapled Security	6,283	67,122
Treasury Wine Estates, Ltd.	1,885	16,529
Vicinity Centres REIT	7,102	8,238
Wesfarmers, Ltd.	2,417	107,241
Westpac Banking Corp.	6,702	129,864
WiseTech Global, Ltd.	545	13,064
Woolworths Group, Ltd.	2,233	63,922
		2,165,241
AUSTRIA — 0.1%
Erste Group Bank AG	456	16,731
Raiffeisen Bank International AG	1,128	25,550
Verbund AG	783	72,103
		114,384
BELGIUM — 0.2%
Ageas SA/NV	226	12,543
Anheuser-Busch InBev SA/NV	1,490	107,451
KBC Group NV	163	12,429
Proximus SADP	665	12,847
UCB SA	172	17,982
Umicore SA	707	43,179
		206,431
BRAZIL — 0.7%
Ambev SA	11,454	38,965
B2W Cia Digital (b)	752	9,930
B3 SA - Brasil Bolsa Balcao	12,674	42,484
Banco Bradesco SA Preference Shares	8,111	41,591
Banco Bradesco SA	2,318	10,098
Banco BTG Pactual SA	744	18,098
Banco do Brasil SA	2,640	16,904
Banco Inter SA	300	4,651
Banco Inter SA (b)	37	189
Banco Inter SA, Preference Shares	74	386
Bradespar SA Preference Shares	4,517	66,911
CCR SA	5,841	15,656
Cia Energetica de Minas Gerais Preference Shares	4,533	10,958
Cia Paranaense de Energia Preference Shares	11,500	13,591
Itau Unibanco Holding SA Preference Shares	6,839	40,615
Itausa SA Preference Shares	4,347	9,659

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Localiza Rent a Car SA	1,816	$23,162
Lojas Americanas SA Preference Shares	1,831	7,874
Lojas Renner SA	1,644	14,491
Magazine Luiza SA	3,876	16,337
Natura & Co. Holding SA (b)	2,147	24,278
Notre Dame Intermedica Participacoes SA	752	12,728
Raia Drogasil SA	812	3,999
Suzano SA (b)	1,447	17,247
Telefonica Brasil SA	610	5,106
Ultrapar Participacoes SA	2,946	10,797
Vale SA	9,312	210,167
WEG SA	2,796	18,772
Wheaton Precious Metals Corp.	1,274	56,215
		761,859
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	604	36,563
Alimentation Couche-Tard, Inc. Class B	1,937	71,251
AltaGas, Ltd. (c)	5,000	105,063
B2Gold Corp. (c)	1,405	5,900
Ballard Power Systems, Inc. (b)	600	10,892
Bank of Montreal	1,265	129,800
Bank of Nova Scotia	2,339	152,281
Barrick Gold Corp.	2,287	47,354
BCE, Inc.	1,147	56,623
BlackBerry, Ltd. (b) (c)	1,821	22,279
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	18	952
Brookfield Asset Management, Inc. Class A (c)	2,702	137,991
CAE, Inc. (b)	514	15,848
Cameco Corp.	2,612	50,118
Canadian Imperial Bank of Commerce (c)	815	92,873
Canadian National Railway Co.	1,182	124,843
Canadian Pacific Railway, Ltd.	1,130	86,983
Canadian Tire Corp., Ltd. Class A (c)	143	22,653
Canopy Growth Corp. (b) (c)	825	19,974
CCL Industries, Inc. Class B	401	22,108
CGI, Inc. (b)	324	29,407
Constellation Software, Inc.	34	51,548
Dollarama, Inc.	446	20,436
Enbridge, Inc. (d)	968	38,797
Enbridge, Inc. (d)	3,471	138,979
Fairfax Financial Holdings, Ltd.	65	28,534
FirstService Corp. (c)	28	4,807
Franco-Nevada Corp.	522	75,832
Security Description	Shares	Value
George Weston, Ltd.	396	$37,784
Great-West Lifeco, Inc.	1,074	31,935
Hydro One, Ltd. (e)	4,439	107,399
iA Financial Corp., Inc.	99	5,396
Imperial Oil, Ltd. (c)	1,400	42,713
Intact Financial Corp.	205	27,880
Inter Pipeline, Ltd.	4,320	70,296
Ivanhoe Mines, Ltd. Class A (b) (c)	4,700	33,970
Keyera Corp. (c)	1,652	44,438
Kinross Gold Corp.	1,202	7,630
Kirkland Lake Gold, Ltd.	563	21,719
Lightspeed POS, Inc. (b)	200	16,757
Loblaw Cos., Ltd.	377	23,226
Magna International, Inc.	300	27,805
Manulife Financial Corp.	3,584	70,621
Metro, Inc.	646	31,004
National Bank of Canada	423	31,690
Onex Corp.	100	7,269
Open Text Corp.	397	20,182
Pan American Silver Corp.	400	11,435
Pembina Pipeline Corp. (c)	4,100	130,420
Power Corp. of Canada (c)	1,454	46,005
Restaurant Brands International, Inc.	530	34,185
RioCan Real Estate Investment Trust	851	15,174
Ritchie Bros Auctioneers, Inc.	258	15,312
Rogers Communications, Inc. Class B	788	41,936
Royal Bank of Canada	2,445	247,975
Shaw Communications, Inc. Class B	1,256	36,423
Shopify, Inc. Class A (b)	199	291,336
Sun Life Financial, Inc.	674	34,791
TC Energy Corp. (c)	1,553	76,929
TELUS Corp.	1,497	33,608
Thomson Reuters Corp.	548	54,490
Toronto-Dominion Bank	2,955	207,301
West Fraser Timber Co., Ltd.	200	14,373
WSP Global, Inc.	375	43,820
Yamana Gold, Inc. (c)	4,403	18,561
		3,614,477
CHILE — 0.2%
Antofagasta PLC	3,671	72,799
Cencosud Shopping SA	12,550	20,701
Falabella SA	6,285	28,217
Lundin Mining Corp.	5,101	46,054
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	842	40,012
		207,783
CHINA — 4.9%
3SBio, Inc. (b) (c) (e)	7,500	9,271

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
51job, Inc. ADR (b)	101	$7,855
Agricultural Bank of China, Ltd. Class H	89,000	30,943
Aier Eye Hospital Group Co., Ltd. Class A	1,037	11,393
Alibaba Group Holding, Ltd. ADR (b)	103	23,358
Alibaba Group Holding, Ltd. (b)	25,600	725,226
Alibaba Health Information Technology, Ltd. (b)	8,000	17,739
Anhui Gujing Distillery Co., Ltd. Class A	200	7,414
ANTA Sports Products, Ltd.	1,000	23,539
Baidu, Inc. ADR (b)	477	97,260
Bank of China, Ltd. Class H	218,000	78,320
Bank of Communications Co., Ltd. Class A	17,028	12,914
Bank of Communications Co., Ltd. Class H	24,000	16,132
BeiGene, Ltd. ADR (b)	100	34,319
Beijing Capital International Airport Co., Ltd. Class H (b) (c)	2,000	1,326
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	12,600	10,317
Bilibili, Inc. ADR (b)	299	36,430
BOC Hong Kong Holdings, Ltd.	3,500	11,876
BOE Technology Group Co., Ltd. Class A	9,200	8,886
Budweiser Brewing Co. APAC, Ltd. (c) (e)	3,800	11,988
BYD Co., Ltd. Class H (c)	1,500	44,850
CanSino Biologics, Inc. Class H (b) (c) (e)	200	10,626
CGN Power Co., Ltd. Class H (c) (e)	107,000	23,836
China Cinda Asset Management Co., Ltd. Class H	60,000	11,435
China CITIC Bank Corp., Ltd. Class H	36,000	17,059
China Common Rich Renewable Energy Investment, Ltd. (b) (c) (f)	24,000	—
China Conch Venture Holdings, Ltd.	2,500	10,527
China Construction Bank Corp. Class A	800	823
China Construction Bank Corp. Class H	191,000	150,275
China Everbright Bank Co., Ltd. Class A	26,309	15,392
China Evergrande Group (c)	2,700	3,518
China Feihe, Ltd. (e)	5,000	10,791
Security Description	Shares	Value
China Huarong Asset Management Co., Ltd. Class H (e)	65,000	$4,269
China Jushi Co., Ltd. Class A	3,200	7,682
China Life Insurance Co., Ltd. Class H	18,000	35,695
China Literature, Ltd. (b) (c) (e)	400	4,448
China Mengniu Dairy Co., Ltd.	4,000	24,183
China Merchants Bank Co., Ltd. Class A	4,300	36,066
China Merchants Bank Co., Ltd. Class H	5,500	46,920
China Merchants Port Holdings Co., Ltd.	12,378	18,075
China Minsheng Banking Corp., Ltd. Class A	15,345	10,474
China Minsheng Banking Corp., Ltd. Class H (c)	22,500	10,778
China Molybdenum Co., Ltd. Class H	42,000	24,932
China National Nuclear Power Co., Ltd. Class A	24,300	19,031
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	4,200	13,456
China Oilfield Services, Ltd. Class H	60,000	53,774
China Overseas Land & Investment, Ltd.	9,000	20,443
China Pacific Insurance Group Co., Ltd. Class H	5,000	15,742
China Resources Beer Holdings Co., Ltd.	2,000	17,963
China Resources Gas Group, Ltd.	4,000	24,003
China Resources Land, Ltd.	2,000	8,100
China Taiping Insurance Holdings Co., Ltd.	7,600	12,644
China Tourism Group Duty Free Corp., Ltd. Class A	200	9,290
China Tower Corp., Ltd. Class H (e)	176,000	24,250
China Vanke Co., Ltd. Class H	3,496	10,939
China Yangtze Power Co., Ltd. Class A	13,596	43,434
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	11,069
CITIC Securities Co., Ltd. Class H (b) (c)	4,500	11,288
Contemporary Amperex Technology Co., Ltd. Class A	300	24,833
Country Garden Holdings Co., Ltd. (c)	11,786	13,204

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	2,000	$21,607
CSPC Pharmaceutical Group, Ltd.	10,720	15,516
Daqo New Energy Corp. ADR (b)	100	6,502
ENN Energy Holdings, Ltd.	2,500	47,580
ENN Natural Gas Co., Ltd. Class A	3,600	9,199
ESR Cayman, Ltd. (b) (e)	3,800	12,820
Foshan Haitian Flavouring & Food Co., Ltd. Class A	884	17,643
Fosun International, Ltd.	7,000	10,077
Futu Holdings, Ltd. ADR (b)	100	17,909
Ganfeng Lithium Co., Ltd. Class A	800	14,994
Gaotu Techedu, Inc. ADR (b) (c)	171	2,526
Geely Automobile Holdings, Ltd.	7,000	22,039
GEM Co., Ltd. Class A	6,900	9,986
Genscript Biotech Corp. (b)	2,000	8,731
Great Wall Motor Co., Ltd. Class H	5,000	16,161
Guangdong Hongda Blasting Co., Ltd. Class A	1,900	8,167
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,872
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	13,197
Haidilao International Holding, Ltd. (c) (e)	2,000	10,533
Haier Smart Home Co., Ltd. Class A	3,100	12,432
HengTen Networks Group, Ltd. (b) (c)	8,000	6,397
Huafon Chemical Co., Ltd. Class A	5,500	12,088
Huazhu Group, Ltd. ADR (b)	271	14,312
HUYA, Inc. ADR (b) (c)	450	7,943
Iflytek Co., Ltd. Class A	1,000	10,460
Industrial & Commercial Bank of China, Ltd. Class H	122,000	71,637
Industrial Bank Co., Ltd. Class A	3,232	10,280
Innovent Biologics, Inc. (b) (e)	2,000	23,320
iQIYI, Inc. ADR (b)	600	9,348
JD Health International, Inc. (b) (c) (e)	850	12,182
JD.com, Inc. ADR (b)	1,488	118,757
Jiangsu Eastern Shenghong Co., Ltd. Class A	3,600	11,646
Jiangsu Expressway Co., Ltd. Class H	12,000	13,583
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	317	$10,166
JOYY, Inc. ADR	99	6,531
Kaisa Group Holdings, Ltd. (c)	22,857	8,653
KE Holdings, Inc. ADR (b)	658	31,373
Kingdee International Software Group Co., Ltd. (b)	6,000	20,358
Kingsoft Corp., Ltd. (c)	2,000	11,988
Kuaishou Technology (b) (c) (e)	600	15,051
Kweichow Moutai Co., Ltd. Class A	102	32,470
Lenovo Group, Ltd.	12,000	13,799
Li Auto, Inc. ADR (b) (c)	1,000	34,940
Li Ning Co., Ltd.	3,500	42,726
Longfor Group Holdings, Ltd. (e)	1,500	8,402
LONGi Green Energy Technology Co., Ltd. Class A	980	13,476
Luxi Chemical Group Co., Ltd. Class A	4,400	12,756
Luzhou Laojiao Co., Ltd. Class A	300	10,956
Meituan Class B (b) (e)	6,400	264,048
Microport Scientific Corp. (c)	1,000	8,969
Midea Group Co., Ltd. Class A	1,100	12,151
MMG, Ltd. (b) (c)	20,000	8,808
Momo, Inc. ADR	298	4,562
Muyuan Foods Co., Ltd. Class A	1,372	12,915
NetEase, Inc. ADR	715	82,404
New Oriental Education & Technology Group, Inc. ADR (b)	3,129	25,627
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	9,316
NIO, Inc. ADR (b)	2,355	125,286
Nongfu Spring Co., Ltd. Class H (e)	1,800	9,028
Offshore Oil Engineering Co., Ltd. Class A	10,700	7,453
People's Insurance Co. Group of China, Ltd. Class H	51,000	17,009
Pharmaron Beijing Co., Ltd. Class H (e)	400	10,662
PICC Property & Casualty Co., Ltd. Class H	22,000	19,264
Pinduoduo, Inc. ADR (b)	816	103,648
Ping An Bank Co., Ltd. Class A	1,600	5,602

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare & Technology Co., Ltd. (b) (c) (e)	800	$9,962
Ping An Insurance Group Co. of China, Ltd. Class A	2,485	24,724
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	88,136
Postal Savings Bank of China Co., Ltd. Class H (b) (e)	13,000	8,755
Prosus NV (b)	816	79,806
RLX Technology, Inc. ADR (b)	900	7,857
Sany Heavy Industry Co., Ltd. Class A	3,300	14,848
SF Holding Co., Ltd. Class A	1,100	11,526
Shandong Sinocera Functional Material Co., Ltd. Class A	1,300	9,809
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	9,333
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	1,500	12,111
Shanghai International Airport Co., Ltd. Class A	700	5,215
Shanghai Putailai New Energy Technology Co., Ltd. Class A	700	14,800
Shanxi Meijin Energy Co., Ltd. Class A (b)	8,900	10,414
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	200	13,868
Shenghe Resources Holding Co., Ltd. Class A (b)	4,100	11,017
Shenzhen International Holdings, Ltd.	8,693	12,022
Shenzhen Investment, Ltd.	40,000	12,310
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	100	7,430
Shenzhou International Group Holdings, Ltd.	1,300	32,827
Sichuan Chuantou Energy Co., Ltd. Class A	8,300	15,840
Sinoma Science & Technology Co., Ltd. Class A	3,000	12,152
Sinopharm Group Co., Ltd. Class H	4,800	14,278
Smoore International Holdings, Ltd. (e)	2,000	11,087
Sunac China Holdings, Ltd. (b)	5,000	17,158
Sunny Optical Technology Group Co., Ltd.	1,100	34,760
Security Description	Shares	Value
TAL Education Group ADR (b)	753	$18,998
Tencent Holdings, Ltd.	10,084	758,327
Tencent Music Entertainment Group ADR (b)	700	10,836
Trip.com Group, Ltd. ADR (b)	877	31,098
Tsingtao Brewery Co., Ltd. Class H (b)	2,000	21,530
Vipshop Holdings, Ltd. ADR (b)	738	14,819
Weichai Power Co., Ltd. Class A	4,100	11,340
Weihai Guangwei Composites Co., Ltd. Class A	700	8,229
Weimob, Inc. (b) (c) (e)	5,000	11,023
Wens Foodstuffs Group Co., Ltd. Class A	6,160	13,701
Wharf Holdings, Ltd.	2,000	7,623
Wuliangye Yibin Co., Ltd. Class A (b)	634	29,232
WuXi AppTec Co., Ltd. Class H (c) (e)	960	22,412
Wuxi Biologics Cayman, Inc. (b) (e)	5,500	100,781
Xiaomi Corp. Class B (b) (e)	25,600	89,005
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	6,000	9,380
XPeng, Inc. ADR (b) (c)	658	29,228
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	16,605
Yihai International Holding, Ltd. (c)	1,000	6,715
Yintai Gold Co., Ltd. Class A	8,380	12,335
Yum China Holdings, Inc.	546	36,173
Yunda Holding Co., Ltd. Class A	4,600	9,633
Yunnan Aluminium Co., Ltd. Class A (b)	6,600	12,156
Yunnan Energy New Material Co., Ltd. Class A	400	14,493
Zai Lab, Ltd. ADR (b)	151	26,725
Zhejiang Expressway Co., Ltd. Class H	20,000	17,796
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,100	19,443
Zhejiang Satellite Petrochemical Co., Ltd. Class A	2,240	13,587
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (e)	1,800	10,187
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	2,900	17,140

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co., Ltd. Class H	14,000	$18,821
ZTE Corp. Class H	3,200	9,992
ZTO Express Cayman, Inc. ADR	886	26,890
		5,593,762
COLOMBIA — 0.1%
Bancolombia SA	1,731	12,238
Bancolombia SA Preference Shares	2,138	15,357
Grupo de Inversiones Suramericana SA	8,416	41,697
Interconexion Electrica SA ESP	4,310	25,567
		94,859
DENMARK — 0.6%
Ambu A/S Class B	305	11,727
Carlsberg AS Class B	100	18,643
Chr. Hansen Holding A/S	233	21,031
Coloplast A/S Class B	181	29,702
Danske Bank A/S	1,195	21,030
DSV Panalpina A/S	154	35,918
Genmab A/S (b)	107	43,786
GN Store Nord A/S	161	14,065
Novo Nordisk A/S Class B	2,970	248,852
Novozymes A/S Class B	567	42,743
Orsted A/S (e)	576	80,835
Pandora A/S	205	27,560
Vestas Wind Systems A/S	1,947	76,010
		671,902
EGYPT — 0.0% (a)
Eastern Co SAE	25,254	19,067
FINLAND — 0.3%
Kesko Oyj Class B	466	17,214
Kone Oyj Class B	616	50,259
Neste Oyj	1,888	115,621
Nokia Oyj (b) (d)	1,312	7,026
Nokia Oyj (b) (d)	7,743	41,371
Nordea Bank Abp (d)	4,865	54,190
Nordea Bank Abp (d)	134	1,494
Sampo Oyj Class A	1,149	52,814
Wartsila OYJ Abp	1,157	17,172
		357,161
FRANCE — 2.5%
Adevinta ASA (b)	1,076	20,632
Aeroports de Paris (b)	135	17,587
Airbus SE (b)	1,071	137,730
Alstom SA (b)	618	31,214
Atos SE	287	17,460
AXA SA	4,131	104,764
BNP Paribas SA	1,858	116,494
Bollore SA	36	193
Bouygues SA	247	9,136
Bureau Veritas SA (b)	796	25,185
Security Description	Shares	Value
Capgemini SE	280	$53,792
Carrefour SA	905	17,800
CNP Assurances	379	6,450
Covivio REIT	163	13,941
Danone SA	1,193	83,995
Dassault Aviation SA	10	11,764
Dassault Systemes SE	166	40,258
Edenred	695	39,603
Eiffage SA	285	28,999
EssilorLuxottica SA	570	105,207
Faurecia SE (d)	56	2,747
Faurecia SE (d)	27	1,321
Gecina SA REIT	153	23,442
Getlink SE	1,591	24,811
Hermes International	55	80,128
Ipsen SA	107	11,131
Kering SA	152	132,849
Klepierre SA REIT	837	21,569
Legrand SA	543	57,478
L'Oreal SA	523	233,081
LVMH Moet Hennessy Louis Vuitton SE	497	389,765
Natixis SA	3,912	18,557
Orange SA	3,779	43,090
Orpea SA (b)	78	9,921
Pernod Ricard SA	468	103,896
Publicis Groupe SA	453	28,977
Remy Cointreau SA	33	6,813
Renault SA (b)	514	20,777
Safran SA	602	83,471
Sanofi	2,035	213,240
Sartorius Stedim Biotech	22	10,407
SCOR SE (b)	493	15,680
Societe Generale SA	1,437	42,365
Sodexo SA (b)	295	27,532
Teleperformance	93	37,752
Thales SA	294	29,998
Ubisoft Entertainment SA (b)	87	6,091
Unibail-Rodamco-Westfield REIT (b)	331	1,412
Unibail-Rodamco-Westfield REIT (b)	349	30,209
Valeo SA	101	3,039
Vinci SA	1,390	148,340
Vivendi SE	1,803	60,575
Worldline SA (b) (e)	375	35,106
		2,837,774
GERMANY — 2.3%
adidas AG	334	124,333
Allianz SE	897	223,707
Aroundtown SA	1,451	11,323
BASF SE	1,236	97,386
Bayer AG	1,724	104,699
Bayerische Motoren Werke AG	949	100,511
Beiersdorf AG	190	22,926

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Brenntag SE	81	$7,533
Carl Zeiss Meditec AG	83	16,039
Commerzbank AG (b)	1,261	8,946
Continental AG (b)	100	14,703
Daimler AG	1,929	172,256
Deutsche Bank AG (b)	3,511	45,742
Deutsche Boerse AG	296	51,671
Deutsche Post AG	1,397	95,029
Deutsche Telekom AG	6,406	135,316
Deutsche Wohnen SE	441	26,975
E.ON SE	3,532	40,856
Fresenius Medical Care AG & Co. KGaA	331	27,493
Fresenius SE & Co. KGaA	825	43,043
Fuchs Petrolub SE Preference Shares	135	6,567
GEA Group AG	406	16,447
Hannover Rueck SE	51	8,534
HelloFresh SE (b)	294	28,583
Henkel AG & Co. KGaA Preference Shares	568	59,977
Henkel AG & Co. KGaA	192	17,680
Infineon Technologies AG	2,363	94,773
Just Eat Takeaway.com NV (b) (e)	164	15,145
KION Group AG	128	13,643
Merck KGaA	227	43,530
MTU Aero Engines AG	83	20,562
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	81,617
Porsche Automobil Holding SE Preference Shares	95	10,180
Puma SE	90	10,732
SAP SE	1,860	262,134
Sartorius AG Preference Shares	52	27,072
Siemens AG	1,540	244,028
Siemens Energy AG (b)	1,116	33,643
Siemens Healthineers AG (e)	288	17,651
Symrise AG	356	49,606
TeamViewer AG (b) (e)	171	6,432
Telefonica Deutschland Holding AG	1,400	3,694
United Internet AG	254	10,386
Volkswagen AG Preference Shares	462	115,714
Vonovia SE	785	50,754
Zalando SE (b) (e)	262	31,676
		2,651,247
GREECE — 0.0% (a)
OPAP SA	827	12,465
HONG KONG — 0.8%
AIA Group, Ltd.	21,000	260,950
Bank of East Asia, Ltd.	1,605	2,980
Security Description	Shares	Value
China Youzan, Ltd. (b) (c)	60,000	$11,435
CK Asset Holdings, Ltd.	4,280	29,541
Hang Seng Bank, Ltd.	600	11,983
Henderson Land Development Co., Ltd.	2,632	12,472
HKT Trust & HKT, Ltd. Stapled Security	10,000	13,624
Hong Kong & China Gas Co., Ltd.	25,440	39,507
Hong Kong Exchanges & Clearing, Ltd.	2,033	121,155
Hongkong Land Holdings, Ltd.	3,600	17,136
Hutchmed China, Ltd. ADR (b)	397	15,590
Jardine Matheson Holdings, Ltd.	400	25,568
Link REIT	5,489	53,188
Melco Resorts & Entertainment, Ltd. ADR (b)	744	12,328
MTR Corp., Ltd.	3,932	21,898
Power Assets Holdings, Ltd.	8,500	52,155
Sino Biopharmaceutical, Ltd.	18,750	18,398
Sino Land Co., Ltd.	15,821	24,936
Sun Hung Kai Properties, Ltd.	3,500	52,145
Swire Properties, Ltd.	3,600	10,732
Techtronic Industries Co., Ltd.	2,500	43,653
Wharf Real Estate Investment Co., Ltd.	5,000	29,069
Xinyi Glass Holdings, Ltd.	2,000	8,151
		888,594
INDIA — 1.2%
Adani Enterprises, Ltd.	658	13,345
Adani Green Energy, Ltd. (b)	1,098	16,617
Adani Ports & Special Economic Zone, Ltd.	2,340	22,153
Adani Total Gas, Ltd.	890	12,211
Adani Transmission, Ltd. (b)	501	7,141
Asian Paints, Ltd.	1,290	51,938
Avenue Supermarts, Ltd. (b) (e)	321	14,442
Axis Bank, Ltd. (b)	3,584	36,081
Bajaj Auto, Ltd. (b)	128	7,119
Bajaj Finance, Ltd. (b)	212	17,158
Bajaj Finserv, Ltd. (b)	65	10,589
Bandhan Bank, Ltd. (b) (e)	2,710	12,041
Berger Paints India, Ltd.	921	9,976
Bharti Airtel, Ltd.	5,221	36,922
Britannia Industries, Ltd.	272	13,355
Container Corp. Of India, Ltd.	1,242	11,669
Divi's Laboratories, Ltd. (b)	178	10,557
DLF, Ltd.	3,321	12,559

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Dr Reddy's Laboratories, Ltd.	140	$10,214
Eicher Motors, Ltd. (b)	109	3,917
Godrej Consumer Products, Ltd. (b)	610	7,142
HCL Technologies, Ltd.	2,324	30,750
Hero MotoCorp, Ltd.	252	9,841
Hindustan Unilever, Ltd.	1,634	54,327
Housing Development Finance Corp., Ltd.	2,219	73,895
ICICI Bank, Ltd. ADR (b)	4,102	70,144
ICICI Bank, Ltd. (b)	1,134	9,625
Indraprastha Gas, Ltd.	1,450	10,880
Indus Towers, Ltd.	1,742	5,593
Info Edge India, Ltd.	250	16,534
Infosys, Ltd. ADR	6,790	143,880
ITC, Ltd.	10,078	27,483
Kotak Mahindra Bank, Ltd. (b)	658	15,101
Larsen & Toubro, Ltd. GDR	1,085	21,808
Mahindra & Mahindra, Ltd. GDR	456	4,765
Maruti Suzuki India, Ltd.	205	20,729
Motherson Sumi Systems, Ltd. (b)	2,967	9,664
Nestle India, Ltd.	63	14,945
Petronet LNG, Ltd.	15,989	48,571
PI Industries, Ltd.	406	15,897
Pidilite Industries, Ltd. (b)	368	10,664
Piramal Enterprises, Ltd.	466	15,035
Power Grid Corp. of India, Ltd.	3,494	10,924
REC, Ltd.	5,051	10,095
Reliance Industries, Ltd.	4,244	120,511
State Bank of India	2,379	13,417
Sun Pharmaceutical Industries, Ltd.	1,732	15,739
Tata Consultancy Services, Ltd.	1,784	80,302
Tata Consumer Products, Ltd.	1,853	18,807
Tata Motors, Ltd. (b)	5,066	23,146
Tech Mahindra, Ltd.	1,553	22,888
Titan Co., Ltd.	297	6,923
United Spirits, Ltd. (b)	1,326	11,803
UPL, Ltd.	934	9,963
Wipro, Ltd. ADR	3,225	25,187
		1,336,982
INDONESIA — 0.2%
Astra International Tbk PT	85,100	28,993
Bank Central Asia Tbk PT	15,400	31,995
Bank Mandiri Persero Tbk PT	42,200	17,171
Bank Negara Indonesia Persero Tbk PT	32,300	10,314
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	100,900	$27,417
Barito Pacific Tbk PT	113,700	6,704
Charoen Pokphand Indonesia Tbk PT	28,600	12,328
Gudang Garam Tbk PT (b)	6,200	18,899
Indofood CBP Sukses Makmur Tbk PT	17,700	9,949
Merdeka Copper Gold Tbk PT (b)	86,400	17,518
Telkom Indonesia Persero Tbk PT	201,700	43,817
Unilever Indonesia Tbk PT	29,800	10,173
		235,278
IRELAND — 0.2%
Flutter Entertainment PLC (b) (d)	148	26,801
Flutter Entertainment PLC (b) (d)	200	36,318
Kerry Group PLC Class A	278	38,836
Kingspan Group PLC	413	39,006
Seagate Technology Holdings PLC	304	26,731
		167,692
ISRAEL — 0.3%
Azrieli Group, Ltd.	413	29,088
Bank Hapoalim BM (b)	5,947	47,744
Bank Leumi Le-Israel BM (b)	5,518	41,929
Check Point Software Technologies, Ltd. (b)	331	38,439
Elbit Systems, Ltd.	181	23,441
Isracard, Ltd. (b)	0	1
Israel Discount Bank, Ltd. Class A (b)	9,038	43,048
Mizrahi Tefahot Bank, Ltd. (b)	935	28,809
Nice, Ltd. (b)	188	45,937
Teva Pharmaceutical Industries, Ltd. ADR (b) (c)	628	6,217
Teva Pharmaceutical Industries, Ltd. (b)	2,001	19,927
Wix.com, Ltd. (b)	51	14,804
		339,384
ITALY — 0.5%
Amplifon SpA	319	15,752
Assicurazioni Generali SpA	3,447	69,104
Atlantia SpA (b)	1,785	32,324
Davide Campari-Milano NV	1,403	18,793
DiaSorin SpA	43	8,133
Ferrari NV	255	52,618
FinecoBank Banca Fineco SpA (b)	303	5,282
Infrastrutture Wireless Italiane SpA (e)	1,043	11,765

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Intesa Sanpaolo SpA	27,238	$75,246
Mediobanca Banca di Credito Finanziario SpA (b)	1,562	18,246
Moncler SpA	341	23,075
Nexi SpA (b) (e)	1,228	26,956
Poste Italiane SpA (e)	3,452	45,645
Snam SpA	15,020	86,835
Telecom Italia SpA	43,273	22,929
Terna SPA	8,785	65,468
UniCredit SpA	3,811	44,969
		623,140
JAPAN — 5.9%
Advantest Corp.	300	27,057
Asahi Group Holdings, Ltd. (c)	1,000	46,770
Asahi Intecc Co., Ltd.	300	7,179
Astellas Pharma, Inc.	3,900	67,975
Bandai Namco Holdings, Inc.	200	13,890
Brother Industries, Ltd.	800	15,980
Canon, Inc. (c)	2,600	58,868
Casio Computer Co., Ltd.	800	13,385
Central Japan Railway Co.	300	45,545
Chiba Bank, Ltd.	1,100	6,630
Chugai Pharmaceutical Co., Ltd.	1,200	47,594
Concordia Financial Group, Ltd.	6,100	22,369
CyberAgent, Inc.	800	17,191
Daifuku Co., Ltd.	200	18,182
Dai-ichi Life Holdings, Inc.	2,200	40,317
Daiichi Sankyo Co., Ltd.	3,000	64,722
Daikin Industries, Ltd.	600	111,848
Daito Trust Construction Co., Ltd.	200	21,894
Daiwa House Industry Co., Ltd.	1,000	30,048
Daiwa Securities Group, Inc.	4,300	23,637
Denso Corp.	800	54,628
Dentsu Group, Inc. (c)	600	21,488
East Japan Railway Co.	600	42,853
Eisai Co., Ltd.	600	59,059
FANUC Corp.	400	96,567
Fast Retailing Co., Ltd.	100	75,349
FUJIFILM Holdings Corp.	600	44,539
Fujitsu, Ltd.	300	56,221
GMO Payment Gateway, Inc.	100	13,037
Harmonic Drive Systems, Inc. (c)	200	11,028
Hisamitsu Pharmaceutical Co., Inc.	200	9,857
Hitachi, Ltd.	1,700	97,430
Honda Motor Co., Ltd.	2,700	86,359
Hoshizaki Corp.	100	8,505
Hoya Corp.	700	92,900
Security Description	Shares	Value
Iida Group Holdings Co., Ltd.	500	$12,884
Isuzu Motors, Ltd.	1,500	19,826
ITOCHU Corp.	2,800	80,728
Japan Exchange Group, Inc.	800	17,803
Japan Metropolitan Fund Invest REIT	10	10,848
Japan Post Holdings Co., Ltd.	5,332	43,731
Japan Post Insurance Co., Ltd.	800	14,805
Japan Tobacco, Inc. (c)	3,700	69,956
Kajima Corp.	2,600	32,960
Kansai Paint Co., Ltd.	700	17,855
Kao Corp. (c)	800	49,266
KDDI Corp.	3,400	106,145
Keio Corp.	200	11,767
Keyence Corp.	300	151,554
Kikkoman Corp.	400	26,417
Kirin Holdings Co., Ltd. (c)	1,500	29,273
Koito Manufacturing Co., Ltd.	100	6,226
Komatsu, Ltd.	1,700	42,282
Konami Holdings Corp.	300	18,029
Kose Corp.	100	15,749
Kubota Corp. (c)	2,000	40,490
Kyocera Corp.	400	24,752
Kyowa Kirin Co., Ltd.	500	17,749
Lasertec Corp.	100	19,452
Lawson, Inc.	200	9,262
M3, Inc.	900	65,787
Makita Corp.	600	28,273
Marubeni Corp.	9,000	78,340
Medipal Holdings Corp.	200	3,824
Mercari, Inc. (b) (c)	200	10,632
MISUMI Group, Inc.	400	13,551
Mitsubishi Electric Corp.	3,800	55,208
Mitsubishi Estate Co., Ltd.	2,900	46,940
Mitsubishi HC Capital, Inc.	2,700	14,474
Mitsubishi Heavy Industries, Ltd.	600	17,672
Mitsubishi UFJ Financial Group, Inc.	25,300	136,792
Mitsui & Co., Ltd.	9,500	214,026
Mitsui Fudosan Co., Ltd.	2,000	46,365
Mizuho Financial Group, Inc.	5,370	76,808
MonotaRO Co., Ltd.	400	9,478
MS&AD Insurance Group Holdings, Inc.	1,000	28,904
Murata Manufacturing Co., Ltd.	800	61,137
Nabtesco Corp. (c)	200	7,568
NEC Corp.	700	36,075
Nexon Co., Ltd. (c)	800	17,847
Nidec Corp.	800	92,801
Nintendo Co., Ltd.	200	116,443

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	2	$12,488
Nippon Paint Holdings Co., Ltd. (c)	2,300	31,250
Nippon Telegraph & Telephone Corp.	2,400	62,589
Nissan Chemical Corp.	400	19,605
Nitori Holdings Co., Ltd.	100	17,713
Nitto Denko Corp.	200	14,938
Nomura Holdings, Inc.	8,000	40,926
Nomura Research Institute, Ltd.	900	29,800
NTT Data Corp.	1,900	29,667
Obayashi Corp.	2,800	22,276
Obic Co., Ltd.	100	18,659
Olympus Corp.	2,400	47,745
Omron Corp.	500	39,688
Ono Pharmaceutical Co., Ltd.	600	13,401
Oriental Land Co., Ltd.	300	42,788
ORIX Corp.	2,400	40,533
Otsuka Holdings Co., Ltd. (c)	600	24,905
Pan Pacific International Holdings Corp.	300	6,233
Panasonic Corp.	3,200	37,063
PeptiDream, Inc. (b)	100	4,910
Persol Holdings Co., Ltd.	600	11,866
Pigeon Corp. (c)	200	5,640
Pola Orbis Holdings, Inc. (c)	600	15,861
Rakuten Group, Inc.	2,900	32,765
Recruit Holdings Co., Ltd.	2,500	123,209
Renesas Electronics Corp. (b)	1,900	20,560
Resona Holdings, Inc.	9,900	38,105
Ricoh Co., Ltd.	1,800	20,223
Rohm Co., Ltd.	100	9,253
Ryohin Keikaku Co., Ltd.	500	10,496
Santen Pharmaceutical Co., Ltd.	800	11,028
SBI Holdings, Inc.	900	21,310
Secom Co., Ltd.	600	45,647
Seiko Epson Corp.	900	15,845
Sekisui House, Ltd.	1,800	36,952
Seven & i Holdings Co., Ltd.	1,200	57,270
SG Holdings Co., Ltd.	500	13,123
Shimadzu Corp.	600	23,218
Shimano, Inc.	100	23,741
Shimizu Corp.	2,700	20,726
Shin-Etsu Chemical Co., Ltd.	700	117,182
Shionogi & Co., Ltd. (c)	400	20,870
Shiseido Co., Ltd. (c)	800	58,895
Shizuoka Bank, Ltd.	2,500	19,349
SMC Corp.	100	59,149
Softbank Corp. (c)	3,300	43,216
SoftBank Group Corp.	2,300	161,118
Sohgo Security Services Co., Ltd.	300	13,677
Security Description	Shares	Value
Sompo Holdings, Inc.	700	$25,896
Sony Group Corp.	2,300	224,115
Square Enix Holdings Co., Ltd.	200	9,929
Subaru Corp.	700	13,822
Sumitomo Corp.	3,400	45,582
Sumitomo Dainippon Pharma Co., Ltd. (c)	900	18,877
Sumitomo Metal Mining Co., Ltd.	600	23,380
Sumitomo Mitsui Financial Group, Inc.	3,000	103,523
Sumitomo Mitsui Trust Holdings, Inc.	600	19,072
Sumitomo Realty & Development Co., Ltd.	600	21,461
Suzuki Motor Corp.	400	16,942
Sysmex Corp.	400	47,572
T&D Holdings, Inc.	800	10,350
Taisei Corp.	600	19,677
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,361
Takeda Pharmaceutical Co., Ltd.	3,120	104,543
TDK Corp.	100	12,154
Terumo Corp.	1,000	40,562
Toho Gas Co., Ltd.	400	19,605
Tokio Marine Holdings, Inc.	1,000	46,022
Tokyo Century Corp.	200	10,758
Tokyo Electron, Ltd.	200	86,638
Tokyu Corp.	1,000	13,614
Toshiba Corp.	700	30,305
TOTO, Ltd.	600	31,084
Toyota Industries Corp.	200	17,317
Toyota Motor Corp.	3,700	323,696
Toyota Tsusho Corp.	1,000	47,302
Trend Micro, Inc.	400	20,975
Unicharm Corp.	600	24,164
Welcia Holdings Co., Ltd.	200	6,541
Yakult Honsha Co., Ltd.	400	22,669
Yamaha Corp. (c)	400	21,732
Yaskawa Electric Corp.	600	29,354
Yokogawa Electric Corp.	1,100	16,452
Z Holdings Corp.	6,100	30,602
ZOZO, Inc.	200	6,802
		6,715,576
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	9,744	29,688
Kuwait Finance House KSCP	6,300	15,870
Mobile Telecommunications Co. KSCP	10,029	19,605
National Bank of Kuwait SAKP	14,731	41,509
		106,672

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.0% (a)
Eurofins Scientific SE (b)	142	$16,234
Reinet Investments SCA	496	9,734
		25,968
MACAU — 0.0% (a)
Galaxy Entertainment Group, Ltd. (b)	3,000	24,009
Sands China, Ltd. (b)	6,400	26,949
Wynn Macau, Ltd. (b)	800	1,259
		52,217
MALAYSIA — 0.2%
Dialog Group Bhd	102,700	71,493
Genting Malaysia Bhd	17,700	11,810
Hartalega Holdings Bhd	3,300	5,842
Malayan Banking Bhd	7,298	14,257
Petronas Dagangan Bhd	10,600	47,491
PPB Group Bhd	1,600	7,053
Public Bank Bhd	30,300	29,997
Supermax Corp. Bhd	7,017	5,578
Top Glove Corp. Bhd	8,100	8,136
		201,657
MEXICO — 0.2%
America Movil SAB de CV Series L	42,824	32,262
Coca-Cola Femsa SAB de CV	2,801	14,838
Fibra Uno Administracion SA de CV REIT	6,750	7,299
Fomento Economico Mexicano SAB de CV	3,301	27,875
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,536	16,366
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	979	18,089
Grupo Financiero Banorte SAB de CV Series O	4,372	28,274
Grupo Mexico SAB de CV Class B	6,400	30,138
Grupo Televisa SAB Series CPO	3,900	11,169
Promotora y Operadora de Infraestructura SAB de CV	976	7,817
Wal-Mart de Mexico SAB de CV	10,719	35,031
		229,158
NETHERLANDS — 1.1%
Adyen NV (b) (e)	31	75,750
Aegon NV	4,895	20,312
Akzo Nobel NV	397	49,058
Argenx SE (b)	78	23,597
ASM International NV	56	18,396
ASML Holding NV	737	506,401
Security Description	Shares	Value
Heineken NV	342	$41,450
ING Groep NV	6,311	83,374
Koninklijke Ahold Delhaize NV	1,277	37,966
Koninklijke DSM NV	430	80,264
Koninklijke KPN NV (c)	3,510	10,964
Koninklijke Philips NV	1,764	87,422
Koninklijke Vopak NV	630	28,615
NN Group NV	619	29,201
NXP Semiconductors NV	577	118,700
Randstad NV	282	21,570
Wolters Kluwer NV	312	31,346
		1,264,386
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	450	9,785
Meridian Energy, Ltd.	7,203	26,827
Xero, Ltd. (b)	222	22,850
		59,462
NORWAY — 0.3%
DNB ASA	4,344	94,703
Gjensidige Forsikring ASA	2,765	60,986
Mowi ASA	2,542	64,693
Orkla ASA	5,270	53,709
Schibsted ASA Class B	593	24,712
Telenor ASA	4,577	77,177
		375,980
PERU — 0.1%
Southern Copper Corp.	1,039	66,829
PHILIPPINES — 0.0% (a)
Ayala Land, Inc.	15,480	11,432
BDO Unibank, Inc.	6,280	14,563
International Container Terminal Services, Inc.	3,420	11,469
SM Prime Holdings, Inc.	17,000	12,711
		50,175
POLAND — 0.1%
Allegro.eu SA (b) (e)	661	11,393
Bank Polska Kasa Opieki SA (b)	683	16,685
CD Projekt SA	206	10,011
LPP SA (b)	1	3,381
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,634	16,237
Powszechny Zaklad Ubezpieczen SA (b)	2,301	22,182
		79,889
PORTUGAL — 0.0% (a)
Jeronimo Martins SGPS SA	883	16,105
QATAR — 0.1%
Barwa Real Estate Co.	26,939	22,049
Industries Qatar QSC	7,099	25,834

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mesaieed Petrochemical Holding Co.	54,086	$27,956
Qatar National Bank QPSC	4,058	20,006
		95,845
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	2,089	14,809
RUSSIA — 0.4%
Alrosa PJSC (b)	30,503	56,022
Coca-Cola HBC AG (b)	235	8,486
Magnit PJSC GDR	1,362	19,756
Mail.Ru Group, Ltd. GDR (b)	458	10,378
Mobile TeleSystems PJSC ADR	3,579	33,142
Moscow Exchange MICEX (b)	29,855	69,674
Ozon Holdings PLC ADR (b) (c)	328	19,227
Polymetal International PLC	1,397	30,000
Polyus PJSC GDR	234	22,640
Sberbank of Russia PJSC ADR	8,626	143,235
TCS Group Holding PLC GDR	275	24,062
VTB Bank PJSC GDR	6,489	8,630
Yandex NV Class A (b) (c)	733	51,860
		497,112
SAUDI ARABIA — 0.5%
Abdullah Al Othaim Markets Co.	262	8,662
Advanced Petrochemical Co.	471	9,080
Al Rajhi Bank	2,561	75,797
Arab National Bank	2,130	12,892
Bank AlBilad (b)	1,382	13,524
Bank Al-Jazira (b)	2,029	10,009
Banque Saudi Fransi	2,301	23,560
Dar Al Arkan Real Estate Development Co. (b)	6,467	18,209
Delivery Hero SE (b) (e)	304	40,161
Dr Sulaiman Al Habib Medical Services Group Co.	253	11,023
Emaar Economic City (b)	8,387	28,625
Etihad Etisalat Co.	2,188	19,340
National Petrochemical Co.	2,137	25,071
Riyad Bank	4,278	30,228
SABIC Agri-Nutrients Co.	1,388	44,189
Saudi Arabian Mining Co. (b)	943	15,891
Saudi British Bank (b)	2,189	18,386
Saudi National Bank	6,004	92,212
Saudi Telecom Co.	1,782	62,530
Yanbu National Petrochemical Co.	1,893	36,644
		596,033
Security Description	Shares	Value
SINGAPORE — 0.2%
Ascendas Real Estate Investment Trust	4,600	$10,096
CapitaLand Integrated Commercial Trust REIT	11,100	17,259
City Developments, Ltd.	2,932	15,901
DBS Group Holdings, Ltd.	2,492	55,264
Genting Singapore, Ltd.	26,700	16,586
Keppel Corp., Ltd.	4,000	16,277
Oversea-Chinese Banking Corp., Ltd.	4,551	40,459
Singapore Telecommunications, Ltd.	31,629	53,884
United Overseas Bank, Ltd.	1,154	22,166
UOL Group, Ltd.	992	5,387
		253,279
SOUTH AFRICA — 0.4%
Absa Group, Ltd. (b)	1,120	10,646
Anglo American Platinum, Ltd.	127	14,671
Aspen Pharmacare Holdings, Ltd. (b)	467	5,301
Bid Corp., Ltd. (b)	351	7,611
Capitec Bank Holdings, Ltd.	96	11,339
Discovery, Ltd. (b)	1,658	14,662
FirstRand, Ltd.	10,641	39,937
Gold Fields, Ltd.	1,087	9,775
Growthpoint Properties, Ltd. REIT (c)	15,888	16,579
Impala Platinum Holdings, Ltd.	924	15,239
Kumba Iron Ore, Ltd.	365	16,375
MTN Group, Ltd. (b) (c)	3,285	23,749
Naspers, Ltd. Class N	751	157,692
Nedbank Group, Ltd. (b)	1,278	15,294
Northam Platinum, Ltd. (b)	1,139	17,304
Old Mutual, Ltd. (c)	15,899	14,891
Sanlam, Ltd.	5,709	24,537
Standard Bank Group, Ltd.	3,364	30,064
		445,666
SOUTH KOREA — 1.8%
Alteogen, Inc. (b)	132	9,811
Amorepacific Corp.	87	19,468
AMOREPACIFIC Group	217	12,332
BGF retail Co., Ltd.	64	10,201
Celltrion Healthcare Co., Ltd. (b)	107	10,993
Celltrion Pharm, Inc. (b)	27	3,769
Celltrion, Inc. (b)	180	42,916
Cheil Worldwide, Inc.	476	10,630
CJ CheilJedang Corp.	34	13,918
CJ ENM Co., Ltd.	118	19,144
Coway Co., Ltd.	190	13,278
DB Insurance Co., Ltd.	214	10,414
DL E&C Co., Ltd. (b)	63	7,944
Doosan Bobcat, Inc. (b)	233	9,931

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Doosan Heavy Industries & Construction Co., Ltd. (b)	980	$20,755
Fila Holdings Corp.	80	4,134
GS Engineering & Construction Corp.	439	16,723
Hana Financial Group, Inc.	620	25,353
HLB, Inc. (b)	194	5,754
HMM Co., Ltd. (b)	244	9,512
Hotel Shilla Co., Ltd.	162	13,954
Hyundai Heavy Industries Holdings Co., Ltd.	515	32,378
Hyundai Mobis Co., Ltd.	162	42,005
Hyundai Motor Co.	182	38,706
Hyundai Motor Co. Preference Shares	216	22,057
Industrial Bank of Korea	1,170	10,909
Kakao Corp.	580	83,950
Kangwon Land, Inc. (b)	478	11,418
KB Financial Group, Inc.	729	36,122
Kia Corp.	464	36,917
Korea Aerospace Industries, Ltd.	358	10,459
Korea Investment Holdings Co., Ltd.	109	9,969
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	116	13,803
KT&G Corp.	565	42,344
LG Chem, Ltd.	51	38,494
LG Chem, Ltd. Preference Shares	60	20,432
LG Electronics, Inc.	226	32,812
LG Household & Health Care, Ltd.	15	23,469
LG Household & Health Care, Ltd. Preference Shares	19	12,907
NAVER Corp.	206	76,371
NCSoft Corp.	28	20,388
Netmarble Corp. (e)	62	7,377
NH Investment & Securities Co., Ltd.	1,329	15,224
Orion Corp/Republic of Korea	74	7,787
S-1 Corp.	92	6,691
Samsung Biologics Co., Ltd. (b) (e)	38	28,378
Samsung C&T Corp.	186	22,545
Samsung Electronics Co., Ltd. Preference Shares	1,475	96,530
Samsung Electronics Co., Ltd.	8,259	591,841
Samsung Engineering Co., Ltd. (b)	1,421	30,158
Samsung Fire & Marine Insurance Co., Ltd.	96	18,797
Samsung Life Insurance Co., Ltd.	142	10,062
Security Description	Shares	Value
Samsung SDI Co., Ltd.	110	$68,179
Samsung SDS Co., Ltd.	105	17,249
Seegene, Inc. (b)	140	10,281
Shin Poong Pharmaceutical Co., Ltd.	117	8,935
Shinhan Financial Group Co., Ltd.	765	27,580
Shinsegae, Inc.	37	9,380
SK Holdings Co., Ltd.	211	52,930
SK Hynix, Inc.	971	109,934
SK Telecom Co., Ltd.	105	29,836
Woori Financial Group, Inc.	665	6,761
		2,083,299
SPAIN — 0.7%
Aena SME SA (b) (e)	236	38,706
Amadeus IT Group SA (b)	895	62,961
Banco Bilbao Vizcaya Argentaria SA	12,206	75,676
Banco Santander SA (b) (d)	30,921	118,057
Banco Santander SA (d)	1,959	7,429
CaixaBank SA (c)	5,893	18,128
Cellnex Telecom SA (e)	702	44,722
Enagas SA (c)	3,805	87,923
Ferrovial SA	1,425	41,825
Grifols SA (c)	332	8,993
Iberdrola SA	3,086	37,622
Industria de Diseno Textil SA	2,198	77,442
Red Electrica Corp. SA (c)	2,631	48,845
Siemens Gamesa Renewable Energy SA (b)	501	16,731
Telefonica SA	12,232	57,165
		742,225
SWEDEN — 1.0%
Alfa Laval AB	709	25,062
Assa Abloy AB Class B	2,426	73,131
Atlas Copco AB Class A	226	13,847
Atlas Copco AB Class B	1,596	83,979
Boliden AB	1,904	73,247
Embracer Group AB (b)	420	11,369
Epiroc AB Class A	1,171	26,700
EQT AB	537	19,503
Evolution AB (e)	317	50,129
Fastighets AB Balder Class B (b)	162	10,172
H & M Hennes & Mauritz AB Class B (b)	1,662	39,450
Hexagon AB Class B	3,157	46,808
Husqvarna AB Class B	1,264	16,805
ICA Gruppen AB	384	17,884
Industrivarden AB Class C	889	32,557
Investor AB Class B	5,348	123,348
Kinnevik AB Class B (b)	935	37,456
Nibe Industrier AB Class B	3,264	34,357
Sandvik AB	2,191	56,004
Securitas AB Class B	397	6,272

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sinch AB (b) (e)	750	$12,628
Skandinaviska Enskilda Banken AB Class A	1,218	15,745
Skanska AB Class B	964	25,587
Svenska Cellulosa AB SCA Class B	1,262	20,696
Svenska Handelsbanken AB Class A	919	10,376
Swedish Match AB	1,953	16,666
Tele2 AB Class B (c)	512	6,981
Telefonaktiebolaget LM Ericsson Class B	5,079	63,878
Telia Co. AB	7,492	33,272
Volvo AB Class B (c)	3,474	83,639
		1,087,548
SWITZERLAND — 2.4%
ABB, Ltd.	2,927	99,398
Adecco Group AG	487	33,118
Alcon, Inc.	753	52,771
Chocoladefabriken Lindt & Spruengli AG	3	29,875
Cie Financiere Richemont SA	994	120,385
Credit Suisse Group AG	4,481	46,984
EMS-Chemie Holding AG	17	16,718
Geberit AG	83	62,316
Givaudan SA	24	111,724
Julius Baer Group, Ltd.	276	18,029
Kuehne + Nagel International AG	65	22,263
Logitech International SA	161	19,525
Lonza Group AG	80	56,758
Nestle SA	4,990	622,002
Novartis AG	3,767	343,629
Partners Group Holding AG	26	39,421
Roche Holding AG	1,222	460,787
Schindler Holding AG	55	16,839
SGS SA	11	33,963
Sika AG (c)	388	126,976
Sonova Holding AG	47	17,695
STMicroelectronics NV	1,076	39,053
Straumann Holding AG	11	17,553
Swatch Group AG	470	31,042
Swiss Life Holding AG	16	7,782
Swisscom AG	34	19,429
Temenos AG	83	13,343
UBS Group AG	6,326	96,907
Vifor Pharma AG	114	14,769
Zurich Insurance Group AG	297	119,269
		2,710,323
TAIWAN — 1.7%
Accton Technology Corp.	1,000	11,862
Acer, Inc.	11,000	11,568
ASE Technology Holding Co., Ltd.	3,000	12,059
Security Description	Shares	Value
Asustek Computer, Inc. (b)	2,000	$26,667
Catcher Technology Co., Ltd.	1,000	6,532
Cathay Financial Holding Co., Ltd.	36,962	71,503
Chailease Holding Co., Ltd.	2,399	17,436
China Development Financial Holding Corp.	71,000	33,509
China Life Insurance Co., Ltd.	6,704	6,340
Chunghwa Telecom Co., Ltd.	7,000	28,641
CTBC Financial Holding Co., Ltd.	45,359	36,955
Delta Electronics, Inc.	4,000	43,499
E.Sun Financial Holding Co., Ltd.	16,000	15,103
First Financial Holding Co., Ltd.	13,000	10,591
Fubon Financial Holding Co., Ltd.	30,000	79,569
Giant Manufacturing Co., Ltd.	1,000	11,431
Globalwafers Co., Ltd.	1,000	32,983
Hiwin Technologies Corp.	1,185	16,800
Hon Hai Precision Industry Co., Ltd.	15,656	62,933
Hotai Motor Co., Ltd.	1,000	22,037
MediaTek, Inc.	3,000	103,580
Mega Financial Holding Co., Ltd.	23,922	28,204
Nanya Technology Corp.	3,000	8,581
Novatek Microelectronics Corp.	1,000	17,909
Oneness Biotech Co., Ltd. (b)	1,000	8,327
Phison Electronics Corp.	1,000	17,228
President Chain Store Corp.	1,000	9,439
Realtek Semiconductor Corp.	1,000	18,125
Sea, Ltd. ADR (b)	100	27,460
Shin Kong Financial Holding Co., Ltd.	63,778	21,814
SinoPac Financial Holdings Co., Ltd. (b)	65,160	32,156
Taishin Financial Holding Co., Ltd.	50,043	27,390
Taiwan Cooperative Financial Holding Co., Ltd.	26,368	20,110
Taiwan Mobile Co., Ltd.	1,000	3,661
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	918,259
Uni-President Enterprises Corp.	17,000	44,662
United Microelectronics Corp.	21,000	40,022
Walsin Technology Corp.	1,000	8,165
Winbond Electronics Corp.	10,000	12,508
Yageo Corp.	1,198	23,863

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yuanta Financial Holding Co., Ltd. (b)	37,555	$36,190
		1,985,671
THAILAND — 0.2%
Advanced Info Service PCL	1,500	8,003
Airports of Thailand PCL	17,300	33,467
Asset World Corp. PCL (b)	80,200	10,860
Bangkok Bank PCL	2,700	9,520
Bangkok Bank PCL NVDR	2,600	9,167
Bangkok Commercial Asset Management PCL	10,800	6,268
Bangkok Dusit Medical Services PCL NVDR	14,600	10,477
Bangkok Dusit Medical Services PCL Class F	17,600	12,630
Bangkok Expressway & Metro PCL	41,000	10,426
Bangkok Expressway & Metro PCL NVDR	45,000	11,443
Bumrungrad Hospital PCL	2,500	10,023
Carabao Group PCL Class F	2,500	11,037
Central Pattana PCL	4,700	7,699
Central Retail Corp. PCL	9,800	10,243
CP ALL PCL	9,064	16,969
Delta Electronics Thailand PCL	700	12,624
Intouch Holdings PCL Class F	4,600	9,329
Krung Thai Bank PCL	63,100	21,066
Land & Houses PCL	79,200	19,646
Minor International PCL NVDR (b)	8,800	8,237
Osotspa PCL	6,100	7,185
Siam Commercial Bank PCL NVDR	2,500	7,644
Siam Commercial Bank PCL	3,600	11,008
		274,971
TURKEY — 0.0% (a)
Akbank T.A.S.	13,609	8,271
BIM Birlesik Magazalar A/S	862	6,167
Turkiye Garanti Bankasi A/S	19,525	18,654
Turkiye Is Bankasi A/S Class C	7,090	4,162
		37,254
UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,183	6,430
Emaar Properties PJSC	12,595	14,264
Emirates NBD Bank PJSC	4,589	16,554
Emirates Telecommunications Group Co. PJSC	7,698	46,106
First Abu Dhabi Bank PJSC	8,455	38,441
		121,795
Security Description	Shares	Value
UNITED KINGDOM — 3.5%
3i Group PLC	2,906	$47,090
Admiral Group PLC	240	10,424
Ashtead Group PLC	896	66,395
AstraZeneca PLC	2,301	276,008
Aviva PLC	11,892	66,682
BAE Systems PLC	4,907	35,385
Barclays PLC	31,519	74,509
Barratt Developments PLC	2,345	22,521
Berkeley Group Holdings PLC	341	21,646
British American Tobacco PLC ADR	4,301	169,072
British Land Co. PLC REIT	3,915	26,766
BT Group PLC (b)	13,465	36,086
Bunzl PLC	829	27,359
Burberry Group PLC (b)	994	28,370
Clarivate PLC (b)	600	16,518
CNH Industrial NV	1,819	30,038
Coca-Cola European Partners PLC	405	24,025
Compass Group PLC (b)	3,708	77,963
Croda International PLC	342	34,811
DCC PLC	290	23,709
Diageo PLC	4,238	202,627
Direct Line Insurance Group PLC	2,399	9,445
Entain PLC (b)	1,134	27,344
Experian PLC	1,888	72,664
GlaxoSmithKline PLC	9,166	179,730
Halma PLC	293	10,896
Hargreaves Lansdown PLC	297	6,520
HSBC Holdings PLC	34,104	196,602
Imperial Brands PLC	2,115	45,492
Informa PLC (b)	2,955	20,476
Intertek Group PLC	384	29,335
J Sainsbury PLC	3,351	12,582
JD Sports Fashion PLC	1,213	15,400
Johnson Matthey PLC	871	36,976
Kingfisher PLC	3,366	16,949
Land Securities Group PLC REIT	3,707	34,588
Legal & General Group PLC	16,983	60,436
Liberty Global PLC Class A (b)	451	12,249
Liberty Global PLC Class C (b)	700	18,928
Linde PLC	798	230,702
Lloyds Banking Group PLC	147,368	95,052
London Stock Exchange Group PLC	552	60,776
M&G PLC	7,936	25,095
Melrose Industries PLC	9,792	20,981
National Grid PLC	9,585	121,925
Natwest Group PLC	7,921	22,235
Next PLC (b)	214	23,225
Ocado Group PLC (b)	708	19,591

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Pearson PLC	1,574	$18,048
Persimmon PLC	780	31,873
Phoenix Group Holdings PLC	962	8,989
Prudential PLC	4,965	94,207
Reckitt Benckiser Group PLC	1,300	114,883
RELX PLC (d)	2,887	76,534
RELX PLC (d)	1,182	31,511
Rentokil Initial PLC	1,888	12,910
Rolls-Royce Holdings PLC (b)	17,779	24,296
Sage Group PLC	1,120	10,586
Segro PLC REIT	2,156	32,599
Severn Trent PLC	1,765	60,981
Smith & Nephew PLC	1,896	40,925
Smiths Group PLC	1,413	31,037
Spirax-Sarco Engineering PLC	58	10,909
St James's Place PLC	932	19,017
Standard Chartered PLC	3,848	24,506
Standard Life Aberdeen PLC	7,366	27,576
Taylor Wimpey PLC	10,296	22,608
Tesco PLC	13,576	41,813
Unilever PLC	4,817	281,516
United Utilities Group PLC	5,190	69,862
Vodafone Group PLC	53,848	90,263
Whitbread PLC (b)	701	30,233
WPP PLC	2,937	39,526
		3,991,406
UNITED STATES — 58.1%
10X Genomics, Inc. Class A (b)	128	25,065
3M Co.	1,034	205,383
A.O. Smith Corp.	477	34,373
Abbott Laboratories	3,114	361,006
AbbVie, Inc.	3,237	364,616
ABIOMED, Inc. (b)	107	33,396
Accenture PLC Class A	1,178	347,263
Activision Blizzard, Inc.	1,246	118,918
Adobe, Inc. (b)	752	440,401
Advance Auto Parts, Inc.	17	3,487
Advanced Micro Devices, Inc. (b)	2,013	189,081
Aflac, Inc.	1,657	88,914
Agilent Technologies, Inc.	709	104,797
AGNC Investment Corp. REIT	2,676	45,198
Air Products & Chemicals, Inc.	100	28,768
Airbnb, Inc. Class A (b)	200	30,628
Akamai Technologies, Inc. (b)	239	27,867
Albemarle Corp.	340	57,276
Alexandria Real Estate Equities, Inc. REIT	143	26,017
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (b)	352	$64,666
Align Technology, Inc. (b)	143	87,373
Allegion PLC	260	36,218
Allstate Corp.	726	94,699
Ally Financial, Inc.	386	19,238
Alnylam Pharmaceuticals, Inc. (b)	161	27,293
Alphabet, Inc. Class A (b)	532	1,299,032
Alphabet, Inc. Class C (b)	521	1,305,793
Altria Group, Inc.	3,914	186,620
Amazon.com, Inc. (b)	738	2,538,838
Amcor PLC	3,249	37,234
AMERCO	52	30,649
American Express Co.	1,175	194,145
American Financial Group, Inc.	100	12,472
American International Group, Inc.	1,955	93,058
American Tower Corp. REIT	733	198,013
American Water Works Co., Inc.	1,011	155,825
Ameriprise Financial, Inc.	252	62,718
AmerisourceBergen Corp.	271	31,027
AMETEK, Inc.	476	63,546
Amgen, Inc.	983	239,606
Amphenol Corp. Class A	898	61,432
Analog Devices, Inc.	679	116,897
Annaly Capital Management, Inc. REIT	4,951	43,965
ANSYS, Inc. (b)	65	22,559
Anthem, Inc.	377	143,939
Aon PLC Class A	427	101,951
Apollo Global Management, Inc. (c)	196	12,191
Apple, Inc.	28,787	3,942,668
Applied Materials, Inc.	1,676	238,662
Aptiv PLC (b)	503	79,137
Aramark	300	11,175
Arch Capital Group, Ltd. (b)	577	22,468
Arista Networks, Inc. (b)	71	25,724
Arrow Electronics, Inc. (b)	106	12,066
Arthur J Gallagher & Co.	290	40,623
Assurant, Inc.	101	15,774
AT&T, Inc.	13,453	387,177
Athene Holding, Ltd. Class A (b)	271	18,293
Atmos Energy Corp.	946	90,920
Autodesk, Inc. (b)	413	120,555
Automatic Data Processing, Inc.	796	158,102
AutoZone, Inc. (b)	34	50,735
Avalara, Inc. (b)	90	14,562
AvalonBay Communities, Inc. REIT	312	65,111
Avantor, Inc. (b)	1,007	35,759
Avery Dennison Corp.	229	48,145

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Baker Hughes Co.	3,866	$88,415
Ball Corp.	801	64,897
Bank of America Corp.	13,504	556,770
Bank of New York Mellon Corp.	1,527	78,228
Bausch Health Cos., Inc. (b)	375	11,017
Baxter International, Inc.	807	64,963
Becton Dickinson and Co.	514	125,000
Bentley Systems, Inc. Class B (c)	300	19,434
Berkshire Hathaway, Inc. Class B (b)	2,239	622,263
Best Buy Co., Inc.	476	54,730
Biogen, Inc. (b)	234	81,027
BioMarin Pharmaceutical, Inc. (b)	227	18,941
Bio-Techne Corp.	100	45,026
Black Knight, Inc. (b)	100	7,798
BlackRock, Inc.	254	222,242
Blackstone Group, Inc. Class A	1,098	106,660
Boeing Co. (b)	932	223,270
Booking Holdings, Inc. (b)	83	181,611
Booz Allen Hamilton Holding Corp.	100	8,518
BorgWarner, Inc.	253	12,281
Boston Properties, Inc. REIT	306	35,065
Boston Scientific Corp. (b)	2,628	112,373
Bristol-Myers Squibb Co.	4,299	287,259
Broadcom, Inc.	788	375,750
Broadridge Financial Solutions, Inc.	205	33,114
Brookfield Renewable Corp. Class A	900	37,852
Brown-Forman Corp. Class B	620	46,463
Burlington Stores, Inc. (b)	52	16,743
C.H. Robinson Worldwide, Inc.	72	6,744
Cadence Design Systems, Inc. (b)	376	51,444
Caesars Entertainment, Inc. (b)	400	41,500
Camden Property Trust REIT	180	23,881
Capital One Financial Corp.	636	98,383
Cardinal Health, Inc.	619	35,339
Carlyle Group, Inc.	286	13,293
CarMax, Inc. (b)	170	21,956
Carnival Corp. (b)	400	10,544
Carrier Global Corp.	1,750	85,050
Carvana Co. (b)	128	38,633
Catalent, Inc. (b)	264	28,544
Caterpillar, Inc.	915	199,131
Cboe Global Markets, Inc.	231	27,501
CBRE Group, Inc. Class A (b)	735	63,012
Security Description	Shares	Value
CDW Corp.	253	$44,186
Celanese Corp.	128	19,405
Centene Corp. (b)	883	64,397
Ceridian HCM Holding, Inc. (b)	128	12,278
Cerner Corp.	727	56,822
Charles River Laboratories International, Inc. (b)	100	36,992
Charles Schwab Corp.	2,357	171,613
Charter Communications, Inc. Class A (b)	250	180,362
Cheniere Energy, Inc. (b)	862	74,770
Chevron Corp.	396	41,477
Chewy, Inc. Class A (b) (c)	128	10,203
Chipotle Mexican Grill, Inc. (b)	54	83,718
Chubb, Ltd.	800	127,152
Church & Dwight Co., Inc.	441	37,582
Cigna Corp.	546	129,440
Cincinnati Financial Corp.	269	31,371
Cintas Corp.	214	81,748
Cisco Systems, Inc.	7,586	402,058
Citigroup, Inc.	4,057	287,033
Citizens Financial Group, Inc.	1,320	60,548
Citrix Systems, Inc.	159	18,646
Clorox Co.	198	35,622
Cloudflare, Inc. Class A (b)	358	37,891
CME Group, Inc.	613	130,373
Coca-Cola Co.	7,888	426,820
Cognex Corp.	205	17,230
Cognizant Technology Solutions Corp. Class A	1,128	78,125
Colgate-Palmolive Co.	1,643	133,658
Comcast Corp. Class A	7,777	443,445
Conagra Brands, Inc.	699	25,430
Consolidated Edison, Inc.	1,408	100,982
Constellation Brands, Inc. Class A	340	79,523
Cooper Cos., Inc.	38	15,058
Copart, Inc. (b)	477	62,883
Corning, Inc.	1,464	59,878
Corteva, Inc.	1,398	62,001
CoStar Group, Inc. (b)	820	67,912
Costco Wholesale Corp.	864	341,859
Coupa Software, Inc. (b)	90	23,590
Crowdstrike Holdings, Inc. Class A (b)	294	73,885
Crown Castle International Corp. REIT	733	143,008
Crown Holdings, Inc.	100	10,221
CSX Corp.	4,236	135,891
Cummins, Inc.	261	63,634
CVS Health Corp.	2,328	194,248
CyberArk Software, Ltd. (b)	100	13,027
D.R. Horton, Inc.	421	38,046
Danaher Corp.	1,174	315,055

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	205	$29,928
Datadog, Inc. Class A (b)	279	29,038
DaVita, Inc. (b)	136	16,378
Deere & Co.	545	192,227
Dell Technologies, Inc. Class C (b)	514	51,230
DENTSPLY SIRONA, Inc.	619	39,158
Devon Energy Corp.	500	14,595
DexCom, Inc. (b)	153	65,331
Digital Realty Trust, Inc. REIT	386	58,078
Discover Financial Services	368	43,531
Discovery, Inc. Class C (b)	600	17,388
DISH Network Corp. Class A (b)	448	18,726
DocuSign, Inc. (b)	329	91,979
Dollar General Corp.	395	85,474
Dollar Tree, Inc. (b)	325	32,337
Domino's Pizza, Inc.	91	42,451
Dover Corp.	324	48,794
Dow, Inc.	196	12,403
DraftKings, Inc. Class A (b)	458	23,894
Dropbox, Inc. Class A (b)	600	18,186
Duke Realty Corp. REIT	679	32,151
DuPont de Nemours, Inc.	900	69,669
Dynatrace, Inc. (b)	200	11,684
Eaton Corp. PLC	763	113,061
eBay, Inc.	1,161	81,514
Ecolab, Inc.	635	130,791
Edison International	1,174	67,881
Edwards Lifesciences Corp. (b)	1,074	111,234
Elanco Animal Health, Inc. (b)	798	27,683
Electronic Arts, Inc.	403	57,963
Eli Lilly & Co.	1,407	322,935
Emerson Electric Co.	1,245	119,819
Enphase Energy, Inc. (b)	258	47,377
EOG Resources, Inc.	100	8,344
EPAM Systems, Inc. (b)	100	51,096
Equifax, Inc.	195	46,704
Equinix, Inc. REIT	155	124,403
Equitable Holdings, Inc.	999	30,420
Equity Residential REIT	808	62,216
Erie Indemnity Co. Class A	45	8,701
Essential Utilities, Inc.	2,653	121,242
Essex Property Trust, Inc. REIT	105	31,501
Estee Lauder Cos., Inc. Class A	505	160,630
Etsy, Inc. (b)	228	46,932
Everest Re Group, Ltd.	64	16,129
Eversource Energy	2,080	166,899
Exact Sciences Corp. (b)	303	37,666
Exelon Corp.	499	22,111
Expedia Group, Inc. (b)	242	39,618
Security Description	Shares	Value
Expeditors International of Washington, Inc.	346	$43,804
Extra Space Storage, Inc. REIT	219	35,877
F5 Networks, Inc. (b)	101	18,853
Facebook, Inc. Class A (b)	4,073	1,416,223
Fair Isaac Corp. (b)	16	8,043
Fastenal Co.	1,188	61,776
FedEx Corp.	358	106,802
Ferguson PLC	499	69,279
Fidelity National Financial, Inc.	801	34,811
Fidelity National Information Services, Inc.	1,218	172,554
Fifth Third Bancorp	1,623	62,047
First Republic Bank	199	37,247
Fiserv, Inc. (b)	1,152	123,137
FleetCor Technologies, Inc. (b)	171	43,786
FMC Corp.	682	73,792
Ford Motor Co. (b)	5,934	88,179
Fortinet, Inc. (b)	171	40,730
Fortive Corp.	586	40,868
Fortune Brands Home & Security, Inc.	219	21,815
Fox Corp. Class A	354	13,144
Franklin Resources, Inc.	575	18,394
Freeport-McMoRan, Inc.	3,494	129,662
Garmin, Ltd.	294	42,524
Gartner, Inc. (b)	201	48,682
Generac Holdings, Inc. (b)	128	53,139
General Dynamics Corp.	492	92,624
General Electric Co.	15,934	214,472
General Mills, Inc.	1,067	65,012
General Motors Co. (b)	2,087	123,488
Genuine Parts Co.	307	38,826
Gilead Sciences, Inc.	2,314	159,342
Global Payments, Inc.	502	94,145
GoDaddy, Inc. Class A (b)	201	17,479
Goldman Sachs Group, Inc.	562	213,296
Halliburton Co.	7,686	177,700
Hartford Financial Services Group, Inc.	780	48,337
Hasbro, Inc.	276	26,088
HCA Healthcare, Inc.	423	87,451
Healthpeak Properties, Inc. REIT	828	27,564
HEICO Corp.	100	13,942
Henry Schein, Inc. (b)	153	11,351
Hershey Co.	191	33,268
Hess Corp.	1,000	87,320
Hewlett Packard Enterprise Co.	4,507	65,712
Hilton Worldwide Holdings, Inc. (b)	378	45,594
Hologic, Inc. (b)	376	25,087
Home Depot, Inc.	1,784	568,900

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	1,361	$298,535
Horizon Therapeutics PLC (b)	258	24,159
Host Hotels & Resorts, Inc. REIT (b)	1,822	31,138
Howmet Aerospace, Inc. (b)	900	31,023
HP, Inc.	2,571	77,618
HubSpot, Inc. (b)	100	58,272
Humana, Inc.	151	66,851
Huntington Bancshares, Inc.	1,352	19,293
Huntington Ingalls Industries, Inc.	43	9,062
IAC/InterActiveCorp. (b)	133	20,505
IDEX Corp.	100	22,005
IDEXX Laboratories, Inc. (b)	143	90,312
IHS Markit, Ltd.	815	91,818
Illinois Tool Works, Inc.	591	132,124
Illumina, Inc. (b)	242	114,517
Incyte Corp. (b)	242	20,359
Ingersoll Rand, Inc. (b)	612	29,872
Insulet Corp. (b)	100	27,451
Intel Corp.	7,272	408,250
Intercontinental Exchange, Inc.	819	97,215
International Business Machines Corp.	1,777	260,490
International Flavors & Fragrances, Inc.	557	83,216
Interpublic Group of Cos., Inc.	539	17,512
Intuit, Inc.	459	224,988
Intuitive Surgical, Inc. (b)	217	199,562
Invesco, Ltd.	592	15,824
Invitation Homes, Inc. REIT	623	23,232
IPG Photonics Corp. (b)	52	10,960
IQVIA Holdings, Inc. (b)	426	103,228
Iron Mountain, Inc. REIT	298	12,611
J.M. Smucker Co.	170	22,027
Jack Henry & Associates, Inc.	153	25,017
Jacobs Engineering Group, Inc.	274	36,557
James Hardie Industries PLC CDI	1,254	42,619
Jazz Pharmaceuticals PLC (b)	51	9,060
Johnson & Johnson	4,639	764,229
Johnson Controls International PLC	1,720	118,044
JPMorgan Chase & Co.	5,062	787,343
Juniper Networks, Inc.	421	11,514
Kansas City Southern	174	49,306
Kellogg Co.	235	15,118
Keurig Dr. Pepper, Inc.	1,390	48,984
KeyCorp.	2,253	46,524
Keysight Technologies, Inc. (b)	205	31,654
Security Description	Shares	Value
Kimberly-Clark Corp.	474	$63,412
Kinder Morgan, Inc.	13,973	254,728
KKR & Co., Inc.	897	53,138
KLA Corp.	244	79,107
Knight-Swift Transportation Holdings, Inc.	196	8,910
Kraft Heinz Co.	1,605	65,452
Kroger Co.	572	21,913
L Brands, Inc.	400	28,824
L3Harris Technologies, Inc.	306	66,142
Laboratory Corp. of America Holdings (b)	146	40,274
Lam Research Corp.	262	170,483
Lamb Weston Holdings, Inc.	333	26,860
Las Vegas Sands Corp. (b)	791	41,678
Lear Corp.	52	9,115
Leidos Holdings, Inc.	276	27,904
Lennar Corp. Class A	413	41,032
Lennox International, Inc.	101	35,431
Liberty Broadband Corp. Class C (b)	200	34,732
Liberty Media Corp.-Liberty Formula One Class C (b)	175	8,437
Liberty Media Corp.-Liberty SiriusXM Class A (b)	528	24,594
Lincoln National Corp.	555	34,876
Live Nation Entertainment, Inc. (b)	253	22,160
LKQ Corp. (b)	665	32,731
Lockheed Martin Corp.	394	149,070
Loews Corp.	1,089	59,514
Lowe's Cos., Inc.	1,225	237,613
Lululemon Athletica, Inc. (b)	207	75,549
Lumen Technologies, Inc.	1,840	25,006
Lyft, Inc. Class A (b)	600	36,288
M&T Bank Corp.	226	32,840
Markel Corp. (b)	25	29,668
MarketAxess Holdings, Inc.	45	20,862
Marriott International, Inc. Class A (b)	236	32,219
Marsh & McLennan Cos., Inc.	1,022	143,775
Martin Marietta Materials, Inc.	206	72,473
Marvell Technology, Inc.	1,426	83,179
Masco Corp.	896	52,783
Mastercard, Inc. Class A	1,500	547,635
Match Group, Inc. (b)	433	69,821
Maxim Integrated Products, Inc.	397	41,828
McCormick & Co., Inc.	558	49,283
McDonald's Corp.	1,328	306,755
McKesson Corp.	305	58,328
Medical Properties Trust, Inc. REIT	1,321	26,552
Medtronic PLC	2,615	324,600
Merck & Co., Inc.	4,711	366,374

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	1,848	$110,603
Mettler-Toledo International, Inc. (b)	52	72,038
MGM Resorts International	773	32,968
Microchip Technology, Inc.	476	71,276
Micron Technology, Inc. (b)	1,932	164,181
Microsoft Corp.	12,244	3,316,900
Mid-America Apartment Communities, Inc. REIT	52	8,758
Moderna, Inc. (b)	550	129,239
Molina Healthcare, Inc. (b)	45	11,388
Molson Coors Beverage Co. Class B (b)	386	20,724
Mondelez International, Inc. Class A	2,996	187,070
MongoDB, Inc. (b)	45	16,268
Monster Beverage Corp. (b)	799	72,989
Moody's Corp.	267	96,753
Morgan Stanley	2,464	225,924
Mosaic Co.	700	22,337
Motorola Solutions, Inc.	257	55,730
MSCI, Inc.	75	39,981
Nasdaq, Inc.	27	4,747
NetApp, Inc.	439	35,919
Netflix, Inc. (b)	772	407,778
Neurocrine Biosciences, Inc. (b)	119	11,581
Newell Brands, Inc.	932	25,602
Newmont Corp.	1,523	96,528
News Corp. Class A	655	16,879
NextEra Energy, Inc.	3,167	232,078
NIKE, Inc. Class B	2,268	350,383
Norfolk Southern Corp.	476	126,335
Northern Trust Corp.	279	32,258
Northrop Grumman Corp.	281	102,124
NortonLifeLock, Inc.	1,012	27,547
Novavax, Inc. (b)	100	21,231
Novocure, Ltd. (b)	128	28,393
NVIDIA Corp.	1,083	866,508
Oak Street Health, Inc. (b)	200	11,714
Okta, Inc. (b)	145	35,479
Old Dominion Freight Line, Inc.	206	52,283
Omega Healthcare Investors, Inc. REIT	482	17,492
Omnicom Group, Inc.	294	23,517
ONEOK, Inc.	1,660	92,362
Oracle Corp.	3,303	257,106
O'Reilly Automotive, Inc. (b)	136	77,005
Otis Worldwide Corp.	773	63,208
PACCAR, Inc.	626	55,870
Palantir Technologies, Inc. Class A (b)	1,100	28,996
Palo Alto Networks, Inc. (b)	125	46,381
Parker-Hannifin Corp.	187	57,430
Paychex, Inc.	713	76,505
Paycom Software, Inc. (b)	61	22,172
Security Description	Shares	Value
PayPal Holdings, Inc. (b)	1,846	$538,072
Peloton Interactive, Inc. Class A (b)	486	60,274
Pentair PLC	275	18,560
PepsiCo, Inc.	2,555	378,574
PerkinElmer, Inc.	128	19,764
Pfizer, Inc.	9,897	387,567
PG&E Corp. (b)	1,503	15,286
Philip Morris International, Inc.	2,864	283,851
Pinterest, Inc. Class A (b)	969	76,503
Pioneer Natural Resources Co.	1,600	260,032
Plug Power, Inc. (b) (c)	1,000	34,190
PNC Financial Services Group, Inc.	942	179,696
PPD, Inc. (b)	200	9,218
PPG Industries, Inc.	654	111,030
Principal Financial Group, Inc.	680	42,969
Procter & Gamble Co.	4,437	598,684
Progressive Corp.	949	93,201
Prologis, Inc. REIT	1,308	156,345
Prudential Financial, Inc.	940	96,322
PTC, Inc. (b)	199	28,111
Public Storage REIT	297	89,305
PulteGroup, Inc.	421	22,974
QIAGEN NV (b)	189	9,136
Qorvo, Inc. (b)	160	31,304
QUALCOMM, Inc.	2,000	285,860
Quest Diagnostics, Inc.	269	35,500
Raytheon Technologies Corp.	2,946	251,323
Realty Income Corp. REIT	429	28,631
Regency Centers Corp. REIT	225	14,416
Regeneron Pharmaceuticals, Inc. (b)	128	71,493
Regions Financial Corp.	2,252	45,445
Reinsurance Group of America, Inc.	106	12,084
ResMed, Inc.	276	68,040
RingCentral, Inc. Class A (b)	100	29,058
Robert Half International, Inc.	348	30,962
Rockwell Automation, Inc.	160	45,763
Roku, Inc. (b)	199	91,391
Rollins, Inc.	329	11,252
Roper Technologies, Inc.	226	106,265
Ross Stores, Inc.	601	74,524
Royal Caribbean Cruises, Ltd. (b)	228	19,444
Royalty Pharma PLC Class A	200	8,198
S&P Global, Inc.	393	161,307
salesforce.com, Inc. (b)	1,496	365,428

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	242	$77,125
Schlumberger NV	7,298	233,609
Schneider Electric SE	1,109	174,496
Seagen, Inc. (b)	161	25,419
Sealed Air Corp.	419	24,826
Sempra Energy	891	118,040
Sensata Technologies Holding PLC (b)	388	22,492
ServiceNow, Inc. (b)	297	163,216
Sherwin-Williams Co.	524	142,764
Simon Property Group, Inc. REIT	642	83,768
Sirius XM Holdings, Inc. (c)	847	5,539
Skyworks Solutions, Inc.	288	55,224
Slack Technologies, Inc. Class A (b)	766	33,934
Snap, Inc. Class A (b)	1,717	116,996
Snap-on, Inc.	79	17,651
Snowflake, Inc. Class A (b)	28	6,770
SolarEdge Technologies, Inc. (b)	128	35,375
Splunk, Inc. (b)	244	35,278
Square, Inc. Class A (b)	630	153,594
SS&C Technologies Holdings, Inc.	271	19,528
Stanley Black & Decker, Inc.	297	60,882
Starbucks Corp.	2,256	252,243
State Street Corp. (g)	610	50,191
Stellantis NV (d)	2,805	55,019
Stellantis NV (d)	1,600	31,410
STERIS PLC	45	9,284
Stryker Corp.	646	167,786
Sun Communities, Inc. REIT	74	12,684
Sunrun, Inc. (b)	458	25,547
SVB Financial Group (b)	101	56,199
Swiss Re AG	478	43,169
Synchrony Financial	624	30,276
Synopsys, Inc. (b)	187	51,573
Sysco Corp.	1,109	86,225
T Rowe Price Group, Inc.	332	65,726
Take-Two Interactive Software, Inc. (b)	153	27,084
Target Corp.	783	189,282
TE Connectivity, Ltd.	738	99,785
Teladoc Health, Inc. (b) (c)	249	41,406
Teledyne Technologies, Inc. (b)	100	41,883
Teleflex, Inc.	65	26,116
Tenaris SA	9,888	107,787
Teradyne, Inc.	330	44,207
Tesla, Inc. (b)	1,321	897,884
Texas Instruments, Inc.	1,642	315,757
Textron, Inc.	385	26,476
Thermo Fisher Scientific, Inc.	657	331,437
TJX Cos., Inc.	2,103	141,784
Security Description	Shares	Value
T-Mobile US, Inc. (b)	1,021	$147,871
Tractor Supply Co.	124	23,071
Trade Desk, Inc. Class A (b)	610	47,190
Tradeweb Markets, Inc. Class A	235	19,872
Trane Technologies PLC	467	85,993
TransDigm Group, Inc. (b)	63	40,779
TransUnion	375	41,179
Travelers Cos., Inc.	508	76,053
Trimble, Inc. (b)	575	47,052
Truist Financial Corp.	2,439	135,364
Twilio, Inc. Class A (b)	261	102,876
Twitter, Inc. (b)	1,269	87,320
Tyson Foods, Inc. Class A	100	7,376
Uber Technologies, Inc. (b)	2,420	121,290
UDR, Inc. REIT	271	13,274
UGI Corp.	148	6,854
Ulta Beauty, Inc. (b)	92	31,811
Union Pacific Corp.	1,200	263,916
United Parcel Service, Inc. Class B	1,230	255,803
United Rentals, Inc. (b)	190	60,612
UnitedHealth Group, Inc.	1,651	661,126
Unity Software, Inc. (b) (c)	100	10,983
Universal Health Services, Inc. Class B	74	10,836
US Bancorp	2,565	146,128
Vail Resorts, Inc. (b)	101	31,969
Valero Energy Corp.	500	39,040
Veeva Systems, Inc. Class A (b)	249	77,427
Ventas, Inc. REIT	729	41,626
VEREIT, Inc.	670	30,773
VeriSign, Inc. (b)	101	22,997
Verisk Analytics, Inc.	332	58,007
Verizon Communications, Inc.	7,303	409,187
Vertex Pharmaceuticals, Inc. (b)	405	81,660
VF Corp.	655	53,736
ViacomCBS, Inc. Class B	813	36,748
Viatris, Inc.	2,161	30,881
VICI Properties, Inc. REIT	898	27,856
Vimeo, Inc. (b)	215	10,535
Visa, Inc. Class A	2,975	695,614
VMware, Inc. Class A (b)	161	25,755
Vornado Realty Trust REIT	395	18,435
Voya Financial, Inc. (c)	350	21,525
Vulcan Materials Co.	323	56,225
W.W. Grainger, Inc.	119	52,122
Walmart, Inc.	2,670	376,523
Walgreens Boots Alliance, Inc.	1,776	93,435
Walt Disney Co. (b)	3,050	536,098
Waters Corp. (b)	88	30,414
Wayfair, Inc. Class A (b)	153	48,304
Wells Fargo & Co.	7,073	320,336

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Welltower, Inc. REIT	862	$71,632
West Pharmaceutical Services, Inc.	74	26,573
Western Digital Corp. (b)	591	42,061
Western Union Co.	1,219	28,000
Westinghouse Air Brake Technologies Corp.	303	24,937
Weyerhaeuser Co. REIT	1,711	58,893
Whirlpool Corp.	56	12,209
Williams Cos., Inc.	4,379	116,262
Willis Towers Watson PLC	215	49,454
Workday, Inc. Class A (b)	315	75,203
WP Carey, Inc. REIT	101	7,537
Wynn Resorts, Ltd. (b)	204	24,949
Xilinx, Inc.	482	69,716
XPO Logistics, Inc. (b)	153	21,403
Xylem, Inc.	479	57,461
Yum! Brands, Inc.	597	68,673
Zebra Technologies Corp. Class A (b)	100	52,949
Zendesk, Inc. (b)	128	18,476
Zillow Group, Inc. Class C (b) (c)	404	49,377
Zimmer Biomet Holdings, Inc.	461	74,138
Zoetis, Inc.	792	147,597
Zoom Video Communications, Inc. Class A (b)	394	152,490
Zscaler, Inc. (b)	128	27,656
		66,420,619
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	2,032	46,882
TOTAL COMMON STOCKS (Cost $85,265,535)		113,674,474

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Ultrapar Participacoes SA (expiring 7/26/21) (b) (Cost: $0)	3,633	29
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 02/15/24) (b)	275	40
Minor International PCL (expiring 05/05/23) (b)	303	49
Minor International PCL (expiring 12/31/21) (b)	390	6
TOTAL WARRANTS (Cost $0)		95
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (h) (i)	77,216	$77,239
State Street Navigator Securities Lending Portfolio II (j) (k)	1,101,642	1,101,642
TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,881)		1,178,881
TOTAL INVESTMENTS — 100.5% (Cost $86,444,525)		114,853,587
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(602,619)
NET ASSETS — 100.0%		$114,250,968
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$108	$—	$108
Common Stocks	113,451,722	218,483	4,269	113,674,474
Rights	29	—	—	29
Warrants	95	—	—	95
Short-Term Investments	1,178,881	—	—	1,178,881
TOTAL INVESTMENTS	$114,630,727	$218,591	$4,269	$114,853,587
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	21.6%
Financials	15.0
Consumer Discretionary	12.6
Health Care	11.5
Industrials	10.4
Communication Services	9.7
Consumer Staples	7.2
Materials	4.2
Real Estate	2.7
Energy	2.4
Utilities	2.2
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	474	$28,122	$11,165	$—	$—	$10,904	610	$50,191	$881
State Street Institutional Liquid Reserves Fund, Premier Class	115,572	115,596	5,192,111	5,230,454	(23)	9	77,216	77,239	112
State Street Navigator Securities Lending Portfolio II	1,095,112	1,095,112	7,230,149	7,223,619	—	—	1,101,642	1,101,642	3,760
Total		$1,238,830	$12,433,425	$12,454,073	$(23)	$10,913		$1,229,072	$4,753
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.1%
Afterpay, Ltd. (a)	3,170	$281,230
Ampol, Ltd.	3,587	75,968
APA Group Stapled Security	18,261	122,014
Aristocrat Leisure, Ltd. (b)	8,619	278,823
ASX, Ltd.	2,861	166,913
Aurizon Holdings, Ltd.	28,936	80,812
AusNet Services, Ltd.	30,406	39,948
Australia & New Zealand Banking Group, Ltd.	41,712	881,525
Bank of Queensland, Ltd.	1	7
BlueScope Steel, Ltd.	7,247	119,477
Brambles, Ltd.	21,372	183,555
Cochlear, Ltd.	904	170,803
Coles Group, Ltd.	20,014	256,786
Commonwealth Bank of Australia	26,230	1,966,658
Computershare, Ltd.	8,257	104,762
Crown Resorts, Ltd. (a)	5,764	51,538
CSL, Ltd.	6,723	1,439,438
Dexus REIT	15,811	126,654
Domino's Pizza Enterprises, Ltd.	900	81,426
Endeavour Group, Ltd. (a)(b)	18,699	88,301
Evolution Mining, Ltd.	23,993	81,057
Fortescue Metals Group, Ltd.	25,088	439,605
Goodman Group REIT	24,384	387,544
GPT Group REIT	29,285	107,730
Insurance Australia Group, Ltd.	32,635	126,424
LendLease Corp., Ltd. Stapled Security	10,224	87,963
Macquarie Group, Ltd.	5,029	590,605
Magellan Financial Group, Ltd.	1,836	74,239
Medibank Pvt, Ltd.	38,976	92,466
Mirvac Group REIT	57,858	126,836
National Australia Bank, Ltd.	49,017	964,883
Newcrest Mining, Ltd.	12,239	232,284
Northern Star Resources, Ltd.	16,240	119,240
Orica, Ltd.	5,941	59,232
Qantas Airways, Ltd. (a)	10,987	38,438
QBE Insurance Group, Ltd.	21,944	177,759
Ramsay Health Care, Ltd.	2,752	130,059
REA Group, Ltd. (b)	829	105,200
Rio Tinto PLC	16,622	1,366,037
Rio Tinto, Ltd.	5,523	525,099
Scentre Group REIT	79,014	162,536
SEEK, Ltd.	5,097	126,813
Sonic Healthcare, Ltd.	6,542	188,598
Stockland REIT	34,793	121,723
Suncorp Group, Ltd.	18,668	155,707
Sydney Airport Stapled Security (a)	20,751	90,201
Tabcorp Holdings, Ltd.	32,284	125,549
Telstra Corp., Ltd.	61,940	174,845
Transurban Group Stapled Security	40,773	435,585
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	10,686	$93,703
Vicinity Centres REIT	47,018	54,537
Wesfarmers, Ltd.	16,801	745,449
Westpac Banking Corp.	54,539	1,056,795
WiseTech Global, Ltd.	2,162	51,826
Woolworths Group, Ltd. (b)	18,699	535,280
		16,468,485
AUSTRIA — 0.2%
Erste Group Bank AG	4,057	148,859
Raiffeisen Bank International AG	2,450	55,494
Verbund AG	1,009	92,914
Voestalpine AG	1,831	74,565
		371,832
BELGIUM — 0.9%
Ageas SA/NV	2,548	141,414
Anheuser-Busch InBev SA/NV	11,211	808,477
Elia Group SA (b)	453	47,812
Etablissements Franz Colruyt NV	837	46,811
Groupe Bruxelles Lambert SA	1,641	183,592
KBC Group NV	3,735	284,806
Proximus SADP	2,399	46,345
Sofina SA	226	97,503
Solvay SA	1,071	136,155
UCB SA	1,839	192,266
Umicore SA	3,058	186,764
		2,171,945
BRAZIL — 0.1%
Yara International ASA	2,519	132,665
CHILE — 0.1%
Antofagasta PLC	6,218	123,307
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	54,500	184,922
Budweiser Brewing Co. APAC, Ltd. (b)(c)	26,354	83,143
ESR Cayman, Ltd. (a)(c)	26,200	88,392
Futu Holdings, Ltd. ADR (a)	756	135,392
Prosus NV (a)	7,219	706,027
Wilmar International, Ltd.	28,500	95,410
		1,293,286
DENMARK — 2.8%
Ambu A/S Class B	2,411	92,702
AP Moller - Maersk A/S Class A	51	141,681
AP Moller - Maersk A/S Class B	91	261,584
Carlsberg AS Class B	1,505	280,573
Chr. Hansen Holding A/S	1,566	141,352
Coloplast A/S Class B	1,731	284,058
Danske Bank A/S	10,001	175,999
Demant A/S (a)	1,519	85,512
DSV Panalpina A/S	3,039	708,796
Genmab A/S (a)	962	393,664
GN Store Nord A/S	1,896	165,636
Novo Nordisk A/S Class B	25,502	2,136,774

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Novozymes A/S Class B	3,169	$238,892
Orsted A/S (c)	2,831	397,298
Pandora A/S	1,490	200,313
ROCKWOOL International A/S Class B	117	56,965
Tryg A/S	4,917	120,719
Vestas Wind Systems A/S	15,013	586,102
		6,468,620
FINLAND — 1.4%
Elisa Oyj	2,228	132,955
Fortum Oyj	6,460	178,193
Kesko Oyj Class B (b)	4,061	150,017
Kone Oyj Class B	5,027	410,153
Neste Oyj	6,251	382,811
Nokia Oyj (a)	78,934	422,686
Nordea Bank Abp (d)	47,597	530,170
Nordea Bank Abp (d)	662	7,378
Orion Oyj Class B	1,628	69,986
Sampo Oyj Class A	7,414	340,788
Stora Enso Oyj Class R	8,787	160,319
UPM-Kymmene Oyj	7,928	299,918
Wartsila OYJ Abp	6,296	93,442
		3,178,816
FRANCE — 10.6%
Accor SA (a)	2,788	104,115
Adevinta ASA (a)	3,556	68,184
Aeroports de Paris (a)	456	59,404
Air Liquide SA	7,006	1,226,821
Airbus SE (a)	8,654	1,112,896
Alstom SA (a)	4,138	209,000
Amundi SA (c)	943	83,146
Arkema SA	887	111,290
Atos SE	1,459	88,761
AXA SA	28,441	721,278
BioMerieux	626	72,753
BNP Paribas SA	16,661	1,044,621
Bollore SA	14,284	76,566
Bouygues SA	3,352	123,985
Bureau Veritas SA (a)	4,416	139,722
Capgemini SE	2,356	452,625
Carrefour SA	8,993	176,876
Cie de Saint-Gobain	7,417	488,520
Cie Generale des Etablissements Michelin SCA	2,523	402,428
CNP Assurances	2,684	45,675
Covivio REIT	837	71,586
Credit Agricole SA	18,004	252,240
Danone SA	9,697	682,736
Dassault Aviation SA	47	55,291
Dassault Systemes SE	1,949	472,665
Edenred	3,714	211,633
Eiffage SA	1,172	119,251
EssilorLuxottica SA	4,181	771,702
Eurazeo SE	608	52,996
Faurecia SE (d)	1,403	68,832
Security Description	Shares	Value
Faurecia SE (d)	280	$13,697
Gecina SA REIT	721	110,470
Getlink SE	6,545	102,067
Hermes International	460	670,164
Iliad SA	229	33,512
Ipsen SA	602	62,624
Kering SA	1,115	974,520
Klepierre SA REIT	3,063	78,932
La Francaise des Jeux SAEM (c)	1,277	75,084
Legrand SA	3,956	418,756
L'Oreal SA	3,727	1,660,980
LVMH Moet Hennessy Louis Vuitton SE	4,084	3,202,820
Natixis SA	14,902	70,689
Orange SA	29,555	336,999
Orpea SA (a)	772	98,189
Pernod Ricard SA	3,075	682,652
Publicis Groupe SA	3,153	201,689
Remy Cointreau SA	344	71,024
Renault SA (a)	2,907	117,505
Safran SA	5,080	704,370
Sanofi	16,664	1,746,157
Sartorius Stedim Biotech	403	190,642
SCOR SE (a)	2,298	73,090
SEB SA	350	63,256
Societe Generale SA	12,347	364,008
Sodexo SA (a)	1,344	125,436
Suez SA	4,773	113,489
Teleperformance	879	356,816
Thales SA	1,573	160,501
Ubisoft Entertainment SA (a)	1,386	97,042
Unibail-Rodamco-Westfield REIT (a)	599	2,554
Unibail-Rodamco-Westfield REIT (a)	1,779	153,988
Valeo SA	3,565	107,258
Veolia Environnement SA	8,114	245,083
Vinci SA	7,914	844,576
Vivendi SE	10,579	355,418
Wendel SE	389	52,313
Worldline SA (a)(c)	3,610	337,950
		24,643,918
GERMANY — 9.9%
adidas AG	2,828	1,052,735
Allianz SE	6,063	1,512,081
Aroundtown SA	14,844	115,831
BASF SE	13,614	1,072,664
Bayer AG	14,560	884,228
Bayerische Motoren Werke AG	4,907	519,714
Bayerische Motoren Werke AG Preference Shares	887	79,734
Bechtle AG	401	74,494
Beiersdorf AG	1,459	176,051
Brenntag SE	2,288	212,780
Carl Zeiss Meditec AG	608	117,491
Commerzbank AG (a)	14,955	106,092

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Continental AG (a)	1,624	$238,773
Covestro AG (c)	2,874	185,615
Daimler AG	12,681	1,132,392
Deutsche Bank AG (a)	30,724	400,282
Deutsche Boerse AG	2,789	486,861
Deutsche Lufthansa AG (a)(b)	3,806	42,833
Deutsche Post AG	14,544	989,330
Deutsche Telekom AG	49,381	1,043,088
Deutsche Wohnen SE	5,066	309,881
E.ON SE	33,246	384,566
Evonik Industries AG	3,230	108,325
Fresenius Medical Care AG & Co. KGaA	2,991	248,434
Fresenius SE & Co. KGaA	6,194	323,164
Fuchs Petrolub SE Preference Shares	1,114	54,191
GEA Group AG	2,240	90,743
Hannover Rueck SE	893	149,426
HeidelbergCement AG	2,234	191,650
HelloFresh SE (a)	2,455	238,675
Henkel AG & Co. KGaA Preference Shares	2,631	277,814
Henkel AG & Co. KGaA	1,557	143,377
Infineon Technologies AG	19,398	777,999
Just Eat Takeaway.com NV (a)(b)(c)	2,643	244,071
KION Group AG	1,045	111,385
Knorr-Bremse AG	1,070	123,085
LANXESS AG	1,290	88,454
LEG Immobilien SE	1,085	156,270
Merck KGaA	1,906	365,495
MTU Aero Engines AG	794	196,701
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,070	566,939
Nemetschek SE	848	64,884
Porsche Automobil Holding SE Preference Shares	2,228	238,748
Puma SE	1,452	173,140
Rational AG	70	63,422
SAP SE	15,362	2,165,004
Sartorius AG Preference Shares	390	203,038
Scout24 AG (c)	1,380	116,391
Siemens AG	11,335	1,796,145
Siemens Energy AG (a)	5,937	178,974
Siemens Healthineers AG (c)	3,987	244,353
Symrise AG	1,948	271,441
TeamViewer AG (a)(c)	2,271	85,428
Telefonica Deutschland Holding AG	12,087	31,893
Uniper SE	1,358	50,021
United Internet AG	1,513	61,866
Volkswagen AG	497	163,144
Volkswagen AG Preference Shares	2,742	686,767
Vonovia SE	7,878	509,354
Security Description	Shares	Value
Zalando SE (a)(c)	2,420	$292,584
		22,990,311
HONG KONG — 2.6%
AIA Group, Ltd.	178,000	2,211,863
Bank of East Asia, Ltd.	20,780	38,585
CK Asset Holdings, Ltd.	29,515	203,713
CK Infrastructure Holdings, Ltd.	7,000	41,734
Hang Lung Properties, Ltd.	31,000	75,286
Hang Seng Bank, Ltd.	10,900	217,695
Henderson Land Development Co., Ltd.	17,250	81,743
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	33,000	33,443
HKT Trust & HKT, Ltd. Stapled Security	56,000	76,293
Hong Kong Exchanges & Clearing, Ltd.	17,775	1,059,288
Hongkong Land Holdings, Ltd.	17,100	81,396
Link REIT	30,244	293,060
Melco Resorts & Entertainment, Ltd. ADR (a)	3,300	54,681
MTR Corp., Ltd.	24,552	136,736
New World Development Co., Ltd.	18,347	95,328
Power Assets Holdings, Ltd.	20,500	125,785
Sino Land Co., Ltd.	42,809	67,473
Sun Hung Kai Properties, Ltd.	19,500	290,522
Swire Pacific, Ltd. Class A	5,500	37,288
Swire Properties, Ltd.	20,200	60,216
Techtronic Industries Co., Ltd.	20,500	357,952
WH Group, Ltd. (b)(c)	137,500	123,586
Wharf Real Estate Investment Co., Ltd.	23,000	133,720
Xinyi Glass Holdings, Ltd.	26,000	105,964
		6,003,350
IRELAND — 0.7%
CRH PLC	11,523	580,768
Flutter Entertainment PLC (a)	2,417	437,688
Kerry Group PLC Class A	2,349	328,153
Kingspan Group PLC	2,292	216,468
Smurfit Kappa Group PLC	3,515	190,706
		1,753,783
ISRAEL — 0.6%
Azrieli Group, Ltd.	681	47,964
Bank Hapoalim BM (a)	16,456	132,113
Bank Leumi Le-Israel BM (a)	21,072	160,117
Check Point Software Technologies, Ltd. (a)	1,631	189,408
Elbit Systems, Ltd.	344	44,551
ICL Group, Ltd.	8,436	57,241
Israel Discount Bank, Ltd. Class A (a)	18,466	87,952
Mizrahi Tefahot Bank, Ltd. (a)	2,227	68,618
Nice, Ltd. (a)	946	231,151

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (a)	4,473	$44,283
Teva Pharmaceutical Industries, Ltd. (a)	11,784	117,352
Wix.com, Ltd. (a)	830	240,932
		1,421,682
ITALY — 1.5%
Amplifon SpA	1,847	91,207
Assicurazioni Generali SpA	16,307	326,917
Atlantia SpA (a)	7,145	129,387
Davide Campari-Milano NV	7,515	100,662
DiaSorin SpA	380	71,877
Ferrari NV	1,831	377,821
FinecoBank Banca Fineco SpA (a)	9,156	159,614
Infrastrutture Wireless Italiane SpA (c)	4,992	56,311
Intesa Sanpaolo SpA	245,799	679,033
Mediobanca Banca di Credito Finanziario SpA (a)	9,062	105,854
Moncler SpA	2,785	188,454
Nexi SpA (a)(c)	6,517	143,055
Poste Italiane SpA (c)	8,270	109,352
Prysmian SpA	3,583	128,450
Recordati Industria Chimica e Farmaceutica SpA	1,629	93,114
Snam SpA (b)	31,083	179,699
Telecom Italia SpA (b)	135,768	67,446
Telecom Italia SpA	95,524	50,614
Terna SPA	21,003	156,519
UniCredit SpA	31,729	374,393
		3,589,779
JAPAN — 23.4%
ABC-Mart, Inc.	500	28,696
Acom Co., Ltd.	5,800	25,292
Advantest Corp.	3,100	279,584
Aeon Co., Ltd.	10,000	268,943
AGC, Inc. (b)	3,000	125,957
Aisin Corp.	2,000	85,593
Ajinomoto Co., Inc.	6,500	168,898
ANA Holdings, Inc. (a)	1,800	42,361
Asahi Group Holdings, Ltd. (b)	6,700	313,359
Asahi Intecc Co., Ltd.	3,700	88,541
Asahi Kasei Corp.	17,700	194,638
Astellas Pharma, Inc.	27,700	482,797
Azbil Corp.	1,700	70,533
Bandai Namco Holdings, Inc.	3,100	215,288
Bridgestone Corp. (b)	8,700	396,238
Brother Industries, Ltd.	3,500	69,912
Canon, Inc. (b)	14,800	335,097
Capcom Co., Ltd.	2,400	70,277
Casio Computer Co., Ltd.	3,600	60,232
Central Japan Railway Co.	2,000	303,631
Chiba Bank, Ltd.	7,100	42,796
Chugai Pharmaceutical Co., Ltd.	10,200	404,545
Security Description	Shares	Value
Concordia Financial Group, Ltd.	17,100	$62,706
Cosmos Pharmaceutical Corp. (b)	300	44,058
CyberAgent, Inc.	5,900	126,782
Dai Nippon Printing Co., Ltd.	3,400	71,958
Daifuku Co., Ltd.	1,400	127,273
Dai-ichi Life Holdings, Inc.	15,000	274,890
Daiichi Sankyo Co., Ltd.	24,800	535,036
Daikin Industries, Ltd.	3,800	708,370
Daito Trust Construction Co., Ltd.	900	98,522
Daiwa House Industry Co., Ltd.	8,700	261,415
Daiwa House REIT Investment Corp.	30	88,521
Daiwa Securities Group, Inc.	22,000	120,932
Denso Corp.	6,200	423,370
Dentsu Group, Inc. (b)	3,300	118,186
Disco Corp.	400	122,353
East Japan Railway Co.	4,500	321,394
Eisai Co., Ltd.	3,600	354,356
FANUC Corp.	3,000	724,254
Fast Retailing Co., Ltd.	800	602,793
Fuji Electric Co., Ltd.	1,700	79,494
FUJIFILM Holdings Corp.	5,400	400,852
Fujitsu, Ltd.	3,100	580,953
GLP J-Reit	55	94,945
GMO Payment Gateway, Inc.	600	78,223
Hakuhodo DY Holdings, Inc.	3,500	54,365
Hamamatsu Photonics KK	1,900	114,695
Hankyu Hanshin Holdings, Inc.	3,500	108,005
Harmonic Drive Systems, Inc. (b)	400	22,056
Hikari Tsushin, Inc. (b)	300	52,734
Hino Motors, Ltd.	5,000	44,013
Hirose Electric Co., Ltd.	405	59,296
Hisamitsu Pharmaceutical Co., Inc.	700	34,499
Hitachi Construction Machinery Co., Ltd.	1,500	45,883
Hitachi Metals, Ltd. (a)	3,200	61,238
Hitachi, Ltd.	14,400	825,285
Honda Motor Co., Ltd.	24,000	767,637
Hoshizaki Corp.	700	59,537
Hoya Corp.	5,500	729,931
Hulic Co., Ltd. (b)	3,900	43,923
Ibiden Co., Ltd.	1,400	75,556
Iida Group Holdings Co., Ltd.	1,700	43,806
Isuzu Motors, Ltd.	7,900	104,418
Ito En, Ltd. (b)	700	41,562
Itochu Techno-Solutions Corp.	1,300	40,292
Japan Airlines Co., Ltd. (a)	2,000	43,265
Japan Exchange Group, Inc.	7,400	164,681
Japan Metropolitan Fund Invest REIT	104	112,817
Japan Post Bank Co., Ltd.	5,700	47,915
Japan Post Holdings Co., Ltd.	22,700	186,177
Japan Post Insurance Co., Ltd.	3,400	62,921

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	18	$110,767
Japan Tobacco, Inc. (b)	17,300	327,093
JFE Holdings, Inc.	7,100	83,225
JSR Corp.	3,100	93,846
Kajima Corp.	5,900	74,793
Kakaku.com, Inc.	1,900	57,433
Kansai Electric Power Co., Inc.	10,900	104,050
Kansai Paint Co., Ltd.	2,400	61,216
Kao Corp. (b)	7,000	431,075
KDDI Corp.	23,900	746,135
Keio Corp.	1,400	82,368
Keisei Electric Railway Co., Ltd.	1,600	51,104
Keyence Corp.	3,100	1,566,060
Kikkoman Corp.	2,000	132,084
Kintetsu Group Holdings Co., Ltd. (a)	2,300	80,818
Kirin Holdings Co., Ltd. (b)	11,800	230,280
Kobayashi Pharmaceutical Co., Ltd. (b)	700	59,852
Kobe Bussan Co., Ltd.	1,900	59,915
Koei Tecmo Holdings Co., Ltd.	650	31,742
Koito Manufacturing Co., Ltd.	1,400	87,161
Komatsu, Ltd.	12,800	318,357
Konami Holdings Corp.	1,300	78,124
Kose Corp.	400	62,997
Kubota Corp. (b)	15,600	315,823
Kurita Water Industries, Ltd.	1,400	67,231
Kyocera Corp.	4,800	297,021
Kyowa Kirin Co., Ltd. (b)	4,400	156,194
Lasertec Corp.	1,000	194,522
Lawson, Inc.	500	23,155
Lion Corp. (b)	3,300	55,956
Lixil Corp.	4,000	103,541
M3, Inc.	6,500	475,128
Makita Corp.	3,400	160,213
Mazda Motor Corp. (a)	7,300	68,666
McDonald's Holdings Co. Japan, Ltd.	1,100	48,563
Medipal Holdings Corp.	2,500	47,797
MEIJI Holdings Co., Ltd.	1,700	101,856
Mercari, Inc. (a)(b)	1,200	63,790
MINEBEA MITSUMI, Inc.	5,400	142,991
MISUMI Group, Inc.	4,200	142,283
Mitsubishi Chemical Holdings Corp.	17,700	148,869
Mitsubishi Electric Corp.	27,500	399,529
Mitsubishi Estate Co., Ltd.	17,000	275,164
Mitsubishi Gas Chemical Co., Inc.	2,200	46,700
Mitsubishi HC Capital, Inc.	10,300	55,217
Mitsubishi Heavy Industries, Ltd.	4,300	126,648
Mitsubishi UFJ Financial Group, Inc.	180,100	973,763
Mitsui Chemicals, Inc.	3,100	107,113
Mitsui Fudosan Co., Ltd.	13,300	308,324
Miura Co., Ltd.	1,100	47,721
Security Description	Shares	Value
Mizuho Financial Group, Inc.	34,870	$498,749
MonotaRO Co., Ltd.	3,700	87,675
MS&AD Insurance Group Holdings, Inc.	6,300	182,092
Murata Manufacturing Co., Ltd.	8,600	657,223
Nabtesco Corp. (b)	1,500	56,762
NEC Corp.	3,700	190,684
Nexon Co., Ltd. (b)	7,100	158,389
NGK Insulators, Ltd.	3,800	63,818
NH Foods, Ltd.	1,100	42,815
Nidec Corp.	6,600	765,609
Nihon M&A Center, Inc. (b)	4,300	111,616
Nintendo Co., Ltd.	1,500	873,322
Nippon Building Fund, Inc. REIT (b)	20	124,876
Nippon Express Co., Ltd.	1,000	76,223
Nippon Paint Holdings Co., Ltd. (b)	10,300	139,944
Nippon Prologis REIT, Inc.	32	101,919
Nippon Sanso Holdings Corp.	2,100	43,082
Nippon Shinyaku Co., Ltd.	700	55,564
Nippon Steel Corp.	12,600	212,687
Nippon Telegraph & Telephone Corp.	18,900	492,892
Nippon Yusen KK	2,200	111,596
Nissan Chemical Corp.	1,700	83,323
Nissan Motor Co., Ltd. (a)	33,800	167,888
Nisshin Seifun Group, Inc.	3,000	43,923
Nissin Foods Holdings Co., Ltd.	900	64,871
Nitori Holdings Co., Ltd.	1,100	194,846
Nitto Denko Corp.	2,100	156,852
Nomura Holdings, Inc.	45,800	234,303
Nomura Real Estate Holdings, Inc.	1,400	35,546
Nomura Real Estate Master Fund, Inc. REIT	57	91,465
Nomura Research Institute, Ltd.	4,900	162,244
NSK, Ltd.	5,700	48,223
NTT Data Corp.	9,700	151,456
Obayashi Corp.	10,600	84,330
Obic Co., Ltd.	900	167,934
Odakyu Electric Railway Co., Ltd.	4,700	118,823
Oji Holdings Corp.	11,800	67,830
Olympus Corp.	17,000	338,193
Omron Corp.	2,500	198,441
Ono Pharmaceutical Co., Ltd.	5,400	120,611
Oracle Corp. Japan	500	38,292
Oriental Land Co., Ltd.	3,100	442,139
ORIX Corp.	18,500	312,445
Orix JREIT, Inc.	43	82,831
Otsuka Corp.	1,400	73,538
Otsuka Holdings Co., Ltd. (b)	5,700	236,597
Pan Pacific International Holdings Corp.	6,100	126,738
Panasonic Corp.	33,100	383,368
PeptiDream, Inc. (a)	1,300	63,835

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Persol Holdings Co., Ltd.	2,400	$47,464
Pigeon Corp. (b)	1,600	45,121
Pola Orbis Holdings, Inc. (b)	1,100	29,078
Rakuten Group, Inc. (b)	11,900	134,450
Recruit Holdings Co., Ltd.	20,100	990,603
Renesas Electronics Corp. (a)	18,400	199,103
Resona Holdings, Inc.	32,600	125,477
Ricoh Co., Ltd.	10,700	120,217
Rinnai Corp.	400	38,094
Rohm Co., Ltd.	1,100	101,784
Ryohin Keikaku Co., Ltd.	4,000	83,972
Santen Pharmaceutical Co., Ltd.	5,700	78,575
SBI Holdings, Inc.	3,600	85,240
SCSK Corp.	700	41,752
Secom Co., Ltd.	3,200	243,453
Seiko Epson Corp.	4,100	72,181
Sekisui Chemical Co., Ltd.	5,300	90,681
Sekisui House, Ltd.	9,600	197,077
Seven & i Holdings Co., Ltd.	11,100	529,748
SG Holdings Co., Ltd.	5,100	133,853
Sharp Corp. (b)	3,700	61,105
Shimadzu Corp.	3,900	150,919
Shimano, Inc.	1,000	237,409
Shimizu Corp.	7,200	55,270
Shin-Etsu Chemical Co., Ltd.	5,300	887,233
Shionogi & Co., Ltd. (b)	4,000	208,703
Shiseido Co., Ltd. (b)	5,800	426,992
Shizuoka Bank, Ltd.	5,700	44,115
SMC Corp.	800	473,196
Softbank Corp.	43,100	564,428
SoftBank Group Corp.	18,300	1,281,940
Sohgo Security Services Co., Ltd.	1,000	45,590
Sompo Holdings, Inc.	4,700	173,873
Sony Group Corp.	18,500	1,802,662
Square Enix Holdings Co., Ltd.	1,200	59,573
Stanley Electric Co., Ltd.	1,800	52,140
Subaru Corp.	9,100	179,680
SUMCO Corp. (b)	4,300	105,573
Sumitomo Chemical Co., Ltd.	21,600	114,627
Sumitomo Dainippon Pharma Co., Ltd.	2,500	52,437
Sumitomo Electric Industries, Ltd.	11,000	162,438
Sumitomo Metal Mining Co., Ltd.	4,000	155,870
Sumitomo Mitsui Financial Group, Inc.	19,200	662,546
Sumitomo Mitsui Trust Holdings, Inc.	5,300	168,469
Sumitomo Realty & Development Co., Ltd.	4,600	164,537
Suntory Beverage & Food, Ltd. (b)	1,700	64,024
Suzuki Motor Corp.	5,500	232,953
Sysmex Corp.	2,300	273,538
T&D Holdings, Inc.	7,000	90,567
Taisei Corp.	2,500	81,989
Security Description	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	400	$21,443
Takeda Pharmaceutical Co., Ltd.	23,308	780,993
TDK Corp.	1,700	206,622
Terumo Corp.	9,900	401,566
THK Co., Ltd. (b)	1,600	47,788
TIS, Inc.	3,400	86,907
Tobu Railway Co., Ltd.	3,200	82,804
Toho Co., Ltd.	1,500	61,897
Tohoku Electric Power Co., Inc.	5,700	44,680
Tokio Marine Holdings, Inc.	9,400	432,608
Tokyo Century Corp.	500	26,894
Tokyo Electric Power Co. Holdings, Inc. (a)	21,800	64,817
Tokyo Electron, Ltd.	2,000	866,384
Tokyu Corp.	7,200	98,020
TOPPAN, INC.	4,600	73,980
Toray Industries, Inc.	21,700	144,504
Toshiba Corp. (b)	6,100	264,082
Tosoh Corp.	4,500	77,683
TOTO, Ltd.	1,900	98,432
Toyo Suisan Kaisha, Ltd.	1,200	46,220
Toyota Industries Corp.	2,000	173,169
Toyota Motor Corp.	31,400	2,747,040
Trend Micro, Inc.	1,800	94,387
Tsuruha Holdings, Inc.	500	58,158
Unicharm Corp.	5,700	229,561
United Urban Investment Corp. REIT	51	73,842
USS Co., Ltd.	3,800	66,352
Welcia Holdings Co., Ltd.	1,300	42,517
West Japan Railway Co. (b)	2,200	125,550
Yakult Honsha Co., Ltd.	1,600	90,675
Yamada Holdings Co., Ltd.	10,100	46,683
Yamaha Corp. (b)	1,800	97,793
Yamaha Motor Co., Ltd. (b)	4,200	114,281
Yamato Holdings Co., Ltd.	4,800	136,661
Yaskawa Electric Corp.	3,600	176,124
Yokogawa Electric Corp.	4,200	62,816
Z Holdings Corp.	38,300	192,138
ZOZO, Inc.	1,500	51,018
		54,593,454
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	2,615	88,362
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,761	329,884
Eurofins Scientific SE (a)	2,008	229,556
		559,440
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	33,000	264,098
Sands China, Ltd. (a)	38,400	161,692
SJM Holdings, Ltd. (a)	34,000	37,127

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Wynn Macau, Ltd. (a)	22,400	$35,248
		498,165
NETHERLANDS — 4.3%
ABN AMRO Bank NV (a)(c)	6,406	77,427
Adyen NV (a)(c)	292	713,516
Aegon NV	28,324	117,529
Akzo Nobel NV	2,852	352,424
Argenx SE (a)	664	200,875
ASM International NV	702	230,603
ASML Holding NV	6,175	4,242,909
EXOR NV	1,554	124,506
Heineken Holding NV	1,740	175,292
Heineken NV	3,801	460,678
ING Groep NV	57,322	757,277
JDE Peet's NV (a)(b)	1,106	40,135
Koninklijke Ahold Delhaize NV	15,318	455,412
Koninklijke DSM NV	2,551	476,172
Koninklijke KPN NV (b)	53,124	165,941
Koninklijke Philips NV	13,801	683,961
Koninklijke Vopak NV	1,114	50,598
NN Group NV	4,432	209,080
Randstad NV	1,856	141,967
Wolters Kluwer NV	4,043	406,198
		10,082,500
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	11,351	51,079
Auckland International Airport, Ltd. (a)	18,028	91,580
Fisher & Paykel Healthcare Corp., Ltd.	8,385	182,333
Mercury NZ, Ltd.	9,843	45,875
Meridian Energy, Ltd.	19,536	72,759
Ryman Healthcare, Ltd.	5,955	54,635
Spark New Zealand, Ltd.	27,258	91,423
Xero, Ltd. (a)	1,962	201,944
		791,628
NORWAY — 0.5%
DNB ASA	13,871	302,399
Gjensidige Forsikring ASA	3,206	70,713
Mowi ASA	6,296	160,231
Norsk Hydro ASA	21,339	136,239
Orkla ASA	11,379	115,969
Schibsted ASA Class A	1,121	54,140
Schibsted ASA Class B	1,454	60,592
Telenor ASA	10,199	171,975
		1,072,258
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	40,327	213,773
Jeronimo Martins SGPS SA	4,023	73,376
		287,149
RUSSIA — 0.0% (e)
Coca-Cola HBC AG (a)	2,901	104,758
Security Description	Shares	Value
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	2,335	$308,475
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	48,570	106,592
CapitaLand Integrated Commercial Trust REIT	68,475	106,467
CapitaLand, Ltd.	38,905	107,378
City Developments, Ltd.	5,700	30,913
DBS Group Holdings, Ltd.	26,700	592,119
Genting Singapore, Ltd.	94,400	58,640
Mapletree Commercial Trust REIT	29,000	46,600
Mapletree Logistics Trust REIT	39,794	60,689
Oversea-Chinese Banking Corp., Ltd.	50,489	448,850
Singapore Airlines, Ltd. (a)	22,200	80,100
Singapore Exchange, Ltd.	11,400	94,816
Singapore Technologies Engineering, Ltd.	22,800	65,642
Singapore Telecommunications, Ltd.	122,200	208,182
United Overseas Bank, Ltd.	17,171	329,828
UOL Group, Ltd.	6,223	33,796
Venture Corp., Ltd.	4,800	68,597
		2,439,209
SPAIN — 2.5%
Abertis Infraestructuras SA (a)(b)	177	1,358
ACS Actividades de Construccion y Servicios SA	3,355	89,879
Aena SME SA (a)(c)	1,115	182,871
Amadeus IT Group SA (a)	6,727	473,228
Banco Bilbao Vizcaya Argentaria SA	97,933	607,174
Banco Santander SA (a)	258,144	985,596
CaixaBank SA (b)	66,535	204,677
Cellnex Telecom SA (c)	7,575	482,577
Enagas SA (b)	3,811	88,062
Endesa SA (b)	4,577	111,054
Ferrovial SA	7,443	218,460
Grifols SA (b)	4,416	119,612
Iberdrola SA	85,872	1,046,870
Industria de Diseno Textil SA	16,216	571,340
Red Electrica Corp. SA (b)	6,280	116,590
Siemens Gamesa Renewable Energy SA (a)	3,284	109,669
Telefonica SA	76,159	355,938
		5,764,955
SWEDEN — 3.7%
Alfa Laval AB	4,732	167,266
Assa Abloy AB Class B	14,877	448,459
Atlas Copco AB Class A	9,867	604,562
Atlas Copco AB Class B	5,776	303,924
Boliden AB	3,968	152,648
Electrolux AB Class B	3,350	92,954

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Embracer Group AB (a)	3,811	$103,161
Epiroc AB Class A	9,564	218,071
Epiroc AB Class B	5,566	109,307
EQT AB	3,524	127,986
Essity AB Class B	9,002	298,728
Evolution AB (c)	2,524	399,134
Fastighets AB Balder Class B (a)	1,504	94,438
H & M Hennes & Mauritz AB Class B (a)	10,664	253,128
Hexagon AB Class B	28,567	423,554
Husqvarna AB Class B	6,573	87,387
ICA Gruppen AB	1,291	60,126
Industrivarden AB Class A	1,583	61,601
Industrivarden AB Class C	2,572	94,193
Investment AB Latour Class B	2,186	71,775
Investor AB Class B	27,040	623,661
Kinnevik AB Class B (a)	3,521	141,052
L E Lundbergforetagen AB Class B	1,055	68,120
Nibe Industrier AB Class B	21,192	223,067
Sandvik AB	16,730	427,633
Securitas AB Class B	4,408	69,634
Sinch AB (a)(c)	6,766	113,925
Skandinaviska Enskilda Banken AB Class A	24,316	314,323
Skanska AB Class B	4,929	130,831
SKF AB Class B	5,640	143,701
Svenska Cellulosa AB SCA Class B	8,979	147,250
Svenska Handelsbanken AB Class A	21,275	240,210
Swedbank AB Class A	13,439	250,233
Swedish Match AB	23,616	201,528
Tele2 AB Class B (b)	7,642	104,191
Telefonaktiebolaget LM Ericsson Class B	43,245	543,890
Telia Co. AB	37,421	166,186
Volvo AB Class A	2,975	73,817
Volvo AB Class B (b)	21,160	509,444
		8,665,098
SWITZERLAND — 10.5%
ABB, Ltd.	25,786	875,667
Adecco Group AG	2,402	163,347
Alcon, Inc.	7,282	510,335
Baloise Holding AG	726	113,336
Banque Cantonale Vaudoise	446	40,096
Barry Callebaut AG	47	109,320
Chocoladefabriken Lindt & Spruengli AG	14	139,417
Chocoladefabriken Lindt & Spruengli AG	1	104,830
Cie Financiere Richemont SA	7,767	940,678
Clariant AG	2,976	59,240
Credit Suisse Group AG	35,975	377,205
EMS-Chemie Holding AG	114	112,107
Geberit AG	555	416,693
Security Description	Shares	Value
Givaudan SA	134	$623,792
Holcim, Ltd.	7,825	469,830
Julius Baer Group, Ltd.	3,333	217,717
Kuehne + Nagel International AG	780	267,158
Logitech International SA	2,443	296,273
Lonza Group AG	1,101	781,128
Nestle SA	42,408	5,286,147
Novartis AG	32,671	2,980,277
Partners Group Holding AG	337	510,959
Roche Holding AG Bearer Shares	467	189,862
Roche Holding AG	10,341	3,899,341
Schindler Holding AG	612	187,370
Schindler Holding AG	278	81,323
SGS SA	90	277,882
Sika AG	2,108	689,858
Sonova Holding AG	835	314,361
STMicroelectronics NV	10,151	368,425
Straumann Holding AG	159	253,719
Swatch Group AG	403	138,381
Swatch Group AG	779	51,450
Swiss Life Holding AG	478	232,497
Swiss Prime Site AG	1,118	111,032
Swisscom AG	385	220,000
Temenos AG	1,016	163,334
UBS Group AG	54,318	832,090
Vifor Pharma AG	716	92,758
Zurich Insurance Group AG	2,222	892,310
		24,391,545
UNITED KINGDOM — 12.0%
3i Group PLC	14,432	233,862
Admiral Group PLC	2,839	123,306
Ashtead Group PLC	6,583	487,807
Associated British Foods PLC	5,287	161,851
AstraZeneca PLC	19,441	2,331,974
Auto Trader Group PLC (a)(c)	13,427	117,488
AVEVA Group PLC	1,640	84,008
Aviva PLC	58,898	330,259
BAE Systems PLC	47,496	342,502
Barclays PLC	256,685	606,787
Barratt Developments PLC	14,764	141,791
Berkeley Group Holdings PLC	1,901	120,671
British American Tobacco PLC	32,402	1,253,329
British Land Co. PLC REIT	13,866	94,799
BT Group PLC (a)	134,112	359,422
Bunzl PLC	4,883	161,153
Burberry Group PLC (a)	6,219	177,495
CNH Industrial NV	15,179	250,661
Coca-Cola Europacific Partners PLC	3,054	179,421
Compass Group PLC (a)	26,427	555,645
Croda International PLC	2,106	214,360
DCC PLC	1,407	115,028
Diageo PLC	34,623	1,655,395
Direct Line Insurance Group PLC	19,367	76,250

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Entain PLC (a)	8,753	$211,063
Experian PLC	13,699	527,236
GlaxoSmithKline PLC	74,323	1,457,348
Halma PLC	5,646	209,967
Hargreaves Lansdown PLC	5,175	113,598
HSBC Holdings PLC	300,962	1,734,983
Imperial Brands PLC	14,145	304,247
Informa PLC (a)	22,587	156,513
InterContinental Hotels Group PLC (a)	2,688	178,612
Intertek Group PLC	2,397	183,117
J Sainsbury PLC	26,232	98,495
JD Sports Fashion PLC	7,594	96,410
Johnson Matthey PLC	2,746	116,573
Kingfisher PLC	32,128	161,777
Land Securities Group PLC REIT	10,488	97,856
Legal & General Group PLC	88,449	314,756
Lloyds Banking Group PLC	1,045,197	674,151
London Stock Exchange Group PLC	4,828	531,570
M&G PLC	38,934	123,115
Melrose Industries PLC	73,429	157,331
Mondi PLC	7,076	185,825
National Grid PLC	51,806	658,993
Natwest Group PLC	70,883	198,976
Next PLC (a)	2,056	223,131
Ocado Group PLC (a)	7,305	202,133
Pearson PLC	11,639	133,453
Persimmon PLC	4,643	189,728
Phoenix Group Holdings PLC	8,162	76,267
Prudential PLC	38,364	727,927
Reckitt Benckiser Group PLC	10,515	929,225
RELX PLC (d)	16,695	442,585
RELX PLC (d)	11,955	318,709
Rentokil Initial PLC	27,532	188,269
Rolls-Royce Holdings PLC (a)	125,600	171,636
Sage Group PLC	17,143	162,034
Schroders PLC	1,848	89,684
Segro PLC REIT	17,887	270,451
Severn Trent PLC	3,454	119,336
Smith & Nephew PLC	13,009	280,801
Smiths Group PLC	5,743	126,145
Spirax-Sarco Engineering PLC	1,109	208,586
St James's Place PLC	7,775	158,641
Standard Chartered PLC	39,245	249,931
Standard Life Aberdeen PLC	35,071	131,296
Taylor Wimpey PLC	52,517	115,318
Tesco PLC	113,953	350,969
Unilever PLC	38,680	2,260,546
United Utilities Group PLC	10,106	136,035
Vodafone Group PLC	396,641	664,870
Whitbread PLC (a)	2,916	125,764
Wm Morrison Supermarkets PLC	35,470	120,883
WPP PLC	18,868	253,927
		28,096,056
Security Description	Shares	Value
UNITED STATES — 1.4%
CyberArk Software, Ltd. (a)	600	$78,162
Ferguson PLC	3,341	463,850
James Hardie Industries PLC CDI	6,465	219,722
QIAGEN NV (a)	3,462	167,344
Schneider Electric SE	8,003	1,259,234
Stellantis NV (d)	15,286	299,832
Stellantis NV (d)	14,454	283,752
Swiss Re AG	4,484	404,960
Tenaris SA	7,441	81,113
		3,257,969
TOTAL COMMON STOCKS (Cost $193,832,435)		231,612,800

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $4,893)	3,235	4,527
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	663,803	664,003
State Street Navigator Securities Lending Portfolio II (h) (i)	5,666,134	5,666,134
TOTAL SHORT-TERM INVESTMENTS (Cost $6,330,137)		6,330,137
TOTAL INVESTMENTS — 102.0% (Cost $200,167,465)		237,947,464
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(4,622,735)
NET ASSETS — 100.0%		$233,324,729
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$231,611,442	$1,358	$—	$231,612,800
Rights	4,527	—	—	4,527
Short-Term Investments	6,330,137	—	—	6,330,137
TOTAL INVESTMENTS	$237,946,106	$1,358	$—	$237,947,464
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	18.2%
Industrials	15.4
Consumer Discretionary	13.9
Health Care	13.3
Consumer Staples	11.2
Information Technology	9.8
Materials	6.7
Communication Services	5.2
Real Estate	3.2
Utilities	2.2
Energy	0.2
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,761	$149,791	$9,471,618	$8,957,414	$(37)	$45	663,803	$664,003	$217
State Street Navigator Securities Lending Portfolio II	599,372	599,372	22,678,961	17,612,199	—	—	5,666,134	5,666,134	11,438
Total		$749,163	$32,150,579	$26,569,613	$(37)	$45		$6,330,137	$11,655
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	38,570	$525
TOTAL CORPORATE BONDS & NOTES (Cost $530)			525
	Shares
COMMON STOCKS — 99.6%
BRAZIL — 3.9%
Ambev SA	114,231	388,597
B2W Cia Digital (b)	5,946	78,516
B3 SA - Brasil Bolsa Balcao	193,581	648,890
Banco Bradesco SA Preference Shares	140,932	722,656
Banco Bradesco SA	21,105	91,943
Banco BTG Pactual SA	1,298	31,574
Banco Inter SA	6,173	95,698
Banco Inter SA (b)	733	3,747
Banco Inter SA, Preference Shares	1,467	7,648
Banco Santander Brasil SA	9,304	75,094
BB Seguridade Participacoes SA	28,078	129,259
Bradespar SA Preference Shares	3,032	44,913
Centrais Eletricas Brasileiras SA	9,238	79,477
Cia Brasileira de Distribuicao	3,158	24,331
Cia Siderurgica Nacional SA	33,540	294,035
Cosan SA	50,620	241,708
Equatorial Energia SA	70,197	346,939
Gerdau SA Preference Shares	25,310	149,353
Itau Unibanco Holding SA Preference Shares	122,609	728,150
Itausa SA Preference Shares	142,557	316,771
Itausa SA	3	7
Klabin SA (b)	15,964	83,799
Localiza Rent a Car SA	22,566	287,817
Lojas Americanas SA Preference Shares	44,434	191,095
Lojas Renner SA	40,937	360,841
Magazine Luiza SA	100,574	423,915
Natura & Co. Holding SA (b)	17,583	198,822
Notre Dame Intermedica Participacoes SA	8,578	145,188
Rumo SA (b)	41,912	159,952
Sendas Distribuidora SA	2,931	50,549
Suzano SA (b)	15,529	185,097
Telefonica Brasil SA	23,389	195,769
TOTVS SA	7,929	59,493
Via Varejo S/A (b)	3,202	10,076
Security Description	Shares	Value
WEG SA	66,490	$446,416
		7,298,135
CHILE — 0.5%
Banco Santander Chile	4,068,917	202,912
Cencosud SA	51,356	103,056
Empresas CMPC SA	88,658	213,088
Enel Americas SA	1,155,106	171,019
Falabella SA	18,393	82,577
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,220	105,495
		878,147
CHINA — 39.2%
21Vianet Group, Inc. ADR (b)	1,467	33,668
360 DigiTech, Inc. ADR (b)	2,096	87,697
3SBio, Inc. (b) (c) (d)	26,000	32,141
AAC Technologies Holdings, Inc. (d)	20,000	149,629
Addsino Co., Ltd. Class A (b)	22,300	65,131
Agricultural Bank of China, Ltd. Class H	665,000	231,205
Aier Eye Hospital Group Co., Ltd. Class A	5,545	60,918
Air China, Ltd. Class A	37,800	45,518
Airtac International Group	2,000	77,165
Alibaba Group Holding, Ltd. ADR (b)	2,473	560,827
Alibaba Group Holding, Ltd. (b)	335,200	9,495,934
Alibaba Health Information Technology, Ltd. (b)	92,000	204,001
Anhui Conch Cement Co., Ltd. Class H	45,000	238,738
ANTA Sports Products, Ltd.	35,695	840,223
Autohome, Inc. ADR	1,193	76,304
AVIC Shenyang Aircraft Co., Ltd. Class A	420	3,920
Baidu, Inc. ADR (b)	7,046	1,436,679
Baidu, Inc. Class A (b)	1,200	30,812
Bank of China, Ltd. Class H	1,968,509	707,217
Bank of Communications Co., Ltd. Class H	323,000	217,112
Baozun, Inc. ADR (b)	1,148	40,685
BeiGene, Ltd. ADR (b)	911	312,646
Beijing E-Hualu Information Technology Co., Ltd. Class A	10,500	43,733
Beijing Enterprises Holdings, Ltd.	10,000	35,476
Beijing Enterprises Water Group, Ltd.	290,000	109,788
Beijing Shunxin Agriculture Co., Ltd. Class A	9,800	63,980
Beijing Thunisoft Corp., Ltd. Class A	300	894

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	2,900	$57,418
BGI Genomics Co., Ltd. Class A	5,000	91,784
Bilibili, Inc. ADR (b)	4,007	488,213
BYD Co., Ltd. Class H (d)	23,136	691,770
BYD Electronic International Co., Ltd. (d)	19,500	128,061
Caitong Securities Co., Ltd. Class A	60,700	98,554
CanSino Biologics, Inc. Class H (b) (c)	1,600	85,008
CGN Power Co., Ltd. Class H (c) (d)	685,000	152,598
China Cinda Asset Management Co., Ltd. Class H	498,000	94,908
China CITIC Bank Corp., Ltd. Class H	370,000	175,332
China Conch Venture Holdings, Ltd.	41,500	174,746
China Construction Bank Corp. Class H	2,339,340	1,840,541
China Eastern Airlines Corp., Ltd. Class A	56,500	44,425
China Everbright Environment Group, Ltd.	139,851	79,237
China Evergrande Group (d)	37,000	48,216
China Feihe, Ltd. (c)	50,000	107,908
China Hongqiao Group, Ltd.	38,000	51,477
China International Capital Corp., Ltd. Class H (c)	35,200	94,733
China Jinmao Holdings Group, Ltd.	8,000	2,678
China Life Insurance Co., Ltd. Class H	230,000	456,099
China Literature, Ltd. (b) (c) (d)	5,800	64,491
China Longyuan Power Group Corp., Ltd. Class H	140,000	241,210
China Medical System Holdings, Ltd.	23,000	60,566
China Meidong Auto Holdings, Ltd.	12,000	65,440
China Mengniu Dairy Co., Ltd.	61,000	368,788
China Merchants Bank Co., Ltd. Class A	32,300	270,914
China Merchants Bank Co., Ltd. Class H	92,000	784,846
China Merchants Port Holdings Co., Ltd.	77,024	112,473
China Minsheng Banking Corp., Ltd. Class H (d)	224,300	107,444
China Molybdenum Co., Ltd. Class A (b)	100,000	79,866
Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	96,000	$112,740
China Oilfield Services, Ltd. Class H	82,000	73,491
China Overseas Land & Investment, Ltd.	71,000	161,275
China Pacific Insurance Group Co., Ltd. Class H	64,600	203,387
China Railway Group, Ltd. Class H	309,000	161,148
China Resources Beer Holdings Co., Ltd.	24,000	215,559
China Resources Cement Holdings, Ltd.	74,000	70,323
China Resources Gas Group, Ltd.	24,000	144,015
China Resources Land, Ltd.	92,000	372,580
China Taiping Insurance Holdings Co., Ltd.	81,030	134,809
China Tourism Group Duty Free Corp., Ltd. Class A	2,500	116,122
China Tower Corp., Ltd. Class H (c)	450,000	62,002
China Vanke Co., Ltd. Class H	96,200	301,018
China Yangtze Power Co., Ltd. Class A	23,000	73,476
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,300	153,179
CITIC Securities Co., Ltd. Class H (b) (d)	115,000	288,468
Contemporary Amperex Technology Co., Ltd. Class A	5,600	463,543
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	45,000	212,712
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (d)	24,500	61,709
Country Garden Holdings Co., Ltd. (d)	235,042	263,315
Country Garden Services Holdings Co., Ltd.	40,000	432,148
CSPC Pharmaceutical Group, Ltd.	294,640	426,451
Daan Gene Co., Ltd. Class A	3,780	12,427
Daqo New Energy Corp. ADR (b)	1,292	84,006
Dongfang Electric Corp., Ltd. Class A	32,000	54,333
DouYu International Holdings, Ltd. ADR (b)	3,529	24,138
East Money Information Co., Ltd. Class A	9,400	47,707
ENN Energy Holdings, Ltd.	18,200	346,383
Eve Energy Co., Ltd. Class A	4,400	70,779
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,240	104,583

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Fosun International, Ltd.	156,060	$224,670
Fu Jian Anjoy Foods Co., Ltd. Class A (b)	900	35,385
Fuyao Glass Industry Group Co., Ltd. Class A	7,300	63,104
Ganfeng Lithium Co., Ltd. Class H (c)	5,400	80,661
Gaotu Techedu, Inc. ADR (b) (d)	1,750	25,848
GDS Holdings, Ltd. ADR (b)	1,190	93,403
Geely Automobile Holdings, Ltd.	161,000	506,892
Gemdale Corp. Class A	105,493	167,199
Genscript Biotech Corp. (b)	16,000	69,844
GoerTek, Inc. Class A	28,300	187,211
GOME Retail Holdings, Ltd. (b)	247,000	31,806
Great Wall Motor Co., Ltd. Class H	124,713	403,085
GRG Banking Equipment Co., Ltd. Class A	37,700	76,032
Guangdong Hongda Blasting Co., Ltd. Class A	2,900	12,465
Guangdong Investment, Ltd.	116,801	167,850
Guangzhou Haige Communications Group, Inc. Co. Class A	42,500	62,229
Haidilao International Holding, Ltd. (c) (d)	10,000	52,666
Haier Smart Home Co., Ltd. Class H (b)	38,400	134,002
Haitong Securities Co., Ltd. Class A	51,000	90,778
Hangzhou Silan Microelectronics Co., Ltd. Class A	22,900	199,728
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,400	161,561
Hansoh Pharmaceutical Group Co., Ltd. (c)	18,000	78,807
Hengan International Group Co., Ltd.	23,000	154,008
Hengli Petrochemical Co., Ltd. Class A	9,800	39,802
HengTen Networks Group, Ltd. (b) (d)	64,000	51,178
Hithink RoyalFlush Information Network Co., Ltd. Class A	4,200	73,315
Hua Hong Semiconductor, Ltd. (b) (c)	11,000	60,766
Huaneng Power International, Inc. Class H	352,000	137,793
Huatai Securities Co., Ltd. Class H (c)	111,600	163,825
Huazhu Group, Ltd. ADR (b) (d)	3,222	170,154
Security Description	Shares	Value
HUYA, Inc. ADR (b) (d)	1,910	$33,712
Industrial & Commercial Bank of China, Ltd. Class H	1,464,857	860,144
Innovent Biologics, Inc. (b) (c)	28,500	332,311
Intco Medical Technology Co., Ltd. Class A	1,300	25,111
iQIYI, Inc. ADR (b)	5,016	78,149
JA Solar Technology Co., Ltd. Class A (b)	11,800	89,493
JD Health International, Inc. (b) (c) (d)	4,400	63,061
JD.com, Inc. ADR (b)	22,232	1,774,336
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	1,330
Jiangsu Hengrui Medicine Co., Ltd. Class A	6,792	71,454
Jiangxi Copper Co., Ltd. Class A	13,100	45,378
Jinxin Fertility Group, Ltd. (c)	20,000	50,477
Jiumaojiu International Holdings, Ltd. (c) (d)	13,000	53,149
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	43,100	91,592
JOYY, Inc. ADR	832	54,887
KE Holdings, Inc. ADR (b)	7,756	369,806
Kingboard Holdings, Ltd.	16,000	88,799
Kingdee International Software Group Co., Ltd. (b)	46,000	156,081
Kingsoft Cloud Holdings, Ltd. ADR (b) (d)	981	33,285
Kingsoft Corp., Ltd. (d)	43,000	257,750
Kuaishou Technology (b) (c) (d)	4,300	107,862
Kweichow Moutai Co., Ltd. Class A	1,500	477,499
Lenovo Group, Ltd.	329,880	379,331
Lens Technology Co., Ltd. Class A	22,800	103,786
Leyard Optoelectronic Co., Ltd. Class A	79,200	95,861
Li Auto, Inc. ADR (b) (d)	10,272	358,904
Li Ning Co., Ltd.	48,500	592,054
Longfor Group Holdings, Ltd. (c)	46,000	257,667
LONGi Green Energy Technology Co., Ltd. Class A	11,500	158,131
Luxshare Precision Industry Co., Ltd. Class A (b)	24,129	171,794
Luzhou Laojiao Co., Ltd. Class A	1,600	58,429
Mango Excellent Media Co., Ltd. Class A	6,000	63,707

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Maxscend Microelectronics Co., Ltd. Class A	180	$14,975
Meituan Class B (b) (c)	90,200	3,721,432
Microport Scientific Corp. (d)	12,000	107,625
Ming Yuan Cloud Group Holdings, Ltd.	10,000	49,640
Minth Group, Ltd.	14,000	66,522
MMG, Ltd. (b) (d)	92,000	40,516
Momo, Inc. ADR	1,202	18,403
Muyuan Foods Co., Ltd. Class A	11,786	110,949
NanJi E-Commerce Co., Ltd. Class A	29,100	44,005
NAURA Technology Group Co., Ltd. Class A	1,400	60,105
NetEase, Inc. ADR	10,978	1,265,214
New China Life Insurance Co., Ltd. Class H	51,100	174,372
New Oriental Education & Technology Group, Inc. ADR (b)	50,213	411,244
NIO, Inc. ADR (b)	30,881	1,642,869
Oceanwide Holdings Co., Ltd. Class A	1,800	641
OFILM Group Co., Ltd. Class A	41,800	57,451
Ovctek China, Inc. Class A	1,400	22,438
Pharmaron Beijing Co., Ltd. Class A	2,800	94,039
PICC Property & Casualty Co., Ltd. Class H	212,000	185,633
Pinduoduo, Inc. ADR (b)	10,154	1,289,761
Ping An Healthcare & Technology Co., Ltd. (b) (c) (d)	14,000	174,327
Ping An Insurance Group Co. of China, Ltd. Class A	17,600	175,105
Ping An Insurance Group Co. of China, Ltd. Class H	160,000	1,566,860
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	104,000	70,040
RiseSun Real Estate Development Co., Ltd. Class A	38,400	33,521
RLX Technology, Inc. ADR (b)	4,507	39,346
Sangfor Technologies, Inc. Class A	1,100	44,178
Seazen Group, Ltd.	94,000	89,087
Seazen Holdings Co., Ltd. Class A	10,300	66,319
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	22,770	79,262
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	156,000	363,994
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	20,800	$232,215
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	118,400	109,994
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	18,000	50,900
Shanxi Securities Co., Ltd. Class A	58,230	60,476
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	600	41,604
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,500	103,779
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	59,441
Shenzhou International Group Holdings, Ltd.	19,843	501,067
Shimao Group Holdings, Ltd.	24,500	60,068
Silergy Corp.	2,000	272,050
Sinopharm Group Co., Ltd. Class H	40,000	118,982
Smoore International Holdings, Ltd. (c)	25,000	138,588
SooChow Securities Co., Ltd. Class A (b)	53,890	69,564
Sun Art Retail Group, Ltd. (b) (d)	6,000	4,466
Sunac China Holdings, Ltd. (b)	80,000	274,535
Sungrow Power Supply Co., Ltd. Class A	4,700	83,701
Sunny Optical Technology Group Co., Ltd.	18,500	584,598
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	14,000	45,158
TAL Education Group ADR (b)	10,806	272,635
Tangshan Jidong Cement Co., Ltd. Class A	25,600	48,935
Tencent Holdings, Ltd.	139,795	10,512,729
Tencent Music Entertainment Group ADR (b)	12,448	192,695
Thunder Software Technology Co., Ltd. Class A	2,500	60,774
Tianma Microelectronics Co., Ltd. Class A (b)	41,400	90,863
Tingyi Cayman Islands Holding Corp.	24,000	47,902
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	23,700	43,799
Tongwei Co., Ltd. Class A	2,600	17,413

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Trip.com Group, Ltd. ADR (b)	13,162	$466,725
Tsingtao Brewery Co., Ltd. Class A (b)	13,500	241,652
Tsingtao Brewery Co., Ltd. Class H (b)	4,000	43,060
Vipshop Holdings, Ltd. ADR (b)	15,047	302,144
Walvax Biotechnology Co., Ltd. Class A	13,100	125,103
Wangsu Science & Technology Co., Ltd. Class A	1,000	905
Want Want China Holdings, Ltd.	370,000	262,045
Weichai Power Co., Ltd. Class A	96,900	268,015
Weichai Power Co., Ltd. Class H	46,000	102,237
Weimob, Inc. (b) (c) (d)	45,000	99,204
Wharf Holdings, Ltd.	42,000	160,086
Will Semiconductor Co., Ltd. Class A	1,200	59,806
Wingtech Technology Co., Ltd. Class A	3,700	55,493
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	23,000	85,509
Wuliangye Yibin Co., Ltd. Class A (b)	8,842	407,678
WuXi AppTec Co., Ltd. Class A	9,472	229,570
WuXi AppTec Co., Ltd. Class H (c) (d)	9,280	216,649
Wuxi Biologics Cayman, Inc. (b) (c)	74,500	1,365,124
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	15,760	146,700
Wuxi Shangji Automation Co., Ltd. Class A	2,400	66,474
Xiaomi Corp. Class B (b) (c)	324,200	1,127,166
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	32,239	60,677
Xinyi Solar Holdings, Ltd.	100,000	215,817
XPeng, Inc. ADR (b) (d)	7,542	335,016
Yadea Group Holdings, Ltd. (c)	24,000	51,611
Yantai Eddie Precision Machinery Co., Ltd. Class A	840	5,574
Yifan Pharmaceutical Co., Ltd. Class A	27,600	73,690
Yihai International Holding, Ltd. (d)	8,000	53,722
Yum China Holdings, Inc.	11,322	750,082
Security Description	Shares	Value
Zai Lab, Ltd. ADR (b)	1,652	$292,387
Zhejiang Dahua Technology Co., Ltd. Class A	27,600	90,137
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,500	79,541
Zhejiang Longsheng Group Co., Ltd. Class A	19,900	42,320
Zhejiang NHU Co., Ltd. Class A	22,380	99,346
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (d)	9,700	54,896
Zhongji Innolight Co., Ltd. Class A	8,000	47,697
Zhongsheng Group Holdings, Ltd.	7,000	58,229
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	30,500	180,270
Zijin Mining Group Co., Ltd. Class A	65,200	97,787
Zijin Mining Group Co., Ltd. Class H	104,000	139,812
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	26,000	37,184
ZTE Corp. Class A	10,100	51,947
ZTE Corp. Class H	18,400	57,457
ZTO Express Cayman, Inc. ADR	9,866	299,433
		73,885,789
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	23,432	168,304
EGYPT — 0.1%
Commercial International Bank Egypt SAE (b)	26,485	88,036
ElSewedy Electric Co.	138,478	74,819
		162,855
GREECE — 0.1%
Hellenic Telecommunications Organization SA	5,466	91,722
JUMBO SA	1,981	33,336
		125,058
HONG KONG — 0.2%
China Youzan, Ltd. (b) (d)	340,000	64,796
Sino Biopharmaceutical, Ltd.	380,250	373,109
		437,905
HUNGARY — 0.2%
OTP Bank Nyrt (b)	8,522	459,348
INDIA — 9.2%
Adani Green Energy, Ltd. (b)	8,750	132,421
Adani Ports & Special Economic Zone, Ltd.	20,087	190,168

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Adani Total Gas, Ltd.	5,476	$75,134
Adani Transmission, Ltd. (b)	6,085	86,732
Ambuja Cements, Ltd.	18,671	85,568
Apollo Hospitals Enterprise, Ltd.	1,426	69,446
Asian Paints, Ltd.	8,519	342,995
Aurobindo Pharma, Ltd.	17,171	222,971
Avenue Supermarts, Ltd. (b) (c)	4,026	181,129
Axis Bank, Ltd. (b)	58,197	585,885
Bajaj Auto, Ltd. (b)	2,586	143,820
Bajaj Finance, Ltd. (b)	6,048	489,491
Bajaj Finserv, Ltd. (b)	1,193	194,351
Balkrishna Industries, Ltd.	1,986	59,828
Bandhan Bank, Ltd. (b) (c)	13,459	59,799
Bharat Forge, Ltd. (b)	7,314	74,970
Bharti Airtel, Ltd.	48,314	341,669
Biocon, Ltd. (b)	11,267	61,307
Britannia Industries, Ltd.	1,427	70,067
Cholamandalam Investment & Finance Co., Ltd.	10,487	72,413
Cipla, Ltd.	10,719	140,156
Container Corp. Of India, Ltd.	2,982	28,017
Dabur India, Ltd.	16,471	126,031
Divi's Laboratories, Ltd. (b)	2,917	172,997
Dr Reddy's Laboratories, Ltd.	3,539	258,202
Eicher Motors, Ltd. (b)	3,647	131,060
Godrej Consumer Products, Ltd. (b)	10,584	123,917
Grasim Industries, Ltd.	9,721	196,009
Havells India, Ltd.	7,830	103,255
HCL Technologies, Ltd.	35,995	476,269
HDFC Life Insurance Co., Ltd. (c)	7,879	72,748
Hero MotoCorp, Ltd.	1,562	60,996
Hindalco Industries, Ltd.	46,574	233,121
Hindustan Unilever, Ltd.	21,047	699,764
Housing Development Finance Corp., Ltd.	46,064	1,533,969
ICICI Bank, Ltd. (b)	110,797	940,425
ICICI Lombard General Insurance Co., Ltd. (c)	3,230	68,094
Indus Towers, Ltd.	5,327	17,103
Info Edge India, Ltd.	1,415	93,580
Infosys, Ltd.	89,190	1,896,832
InterGlobe Aviation, Ltd. (b) (c)	1,099	25,386
Ipca Laboratories, Ltd.	2,410	65,702
ITC, Ltd.	110,654	301,757
Jubilant Foodworks, Ltd. (b)	2,396	99,289
Kotak Mahindra Bank, Ltd. (b)	8,976	205,996
Larsen & Toubro Infotech, Ltd. (c)	928	50,830
Larsen & Toubro, Ltd.	15,561	314,140
Security Description	Shares	Value
Lupin, Ltd.	6,902	$106,701
Mahindra & Mahindra, Ltd.	24,381	255,094
Marico, Ltd.	14,171	101,197
Maruti Suzuki India, Ltd.	3,442	348,039
Motherson Sumi Systems, Ltd. (b)	28,877	94,055
MRF, Ltd.	41	44,171
Muthoot Finance, Ltd.	2,869	57,189
Nestle India, Ltd.	732	173,649
Page Industries, Ltd.	50	19,859
Petronet LNG, Ltd.	18,809	57,138
PI Industries, Ltd.	2,140	83,792
Piramal Enterprises, Ltd.	2,863	92,374
Shree Cement, Ltd. (b)	272	100,649
Shriram Transport Finance Co., Ltd.	5,093	91,997
State Bank of India	57,184	322,501
Sun Pharmaceutical Industries, Ltd.	31,618	287,318
Tata Consultancy Services, Ltd.	28,783	1,295,583
Tata Consumer Products, Ltd.	9,988	101,372
Tata Steel, Ltd.	19,118	300,055
Tech Mahindra, Ltd.	10,903	160,685
Titan Co., Ltd.	9,201	214,459
Torrent Pharmaceuticals, Ltd.	564	22,017
Trent, Ltd.	3,997	45,700
UltraTech Cement, Ltd.	2,586	235,742
United Spirits, Ltd. (b)	9,059	80,639
UPL, Ltd.	24,601	262,410
Wipro, Ltd.	33,455	245,590
Yes Bank, Ltd. (b)	267,112	48,693
Zee Entertainment Enterprises, Ltd.	27,008	78,030
		17,302,507
INDONESIA — 1.0%
Bank Central Asia Tbk PT	256,700	533,316
Bank Mandiri Persero Tbk PT	700,200	284,909
Bank Negara Indonesia Persero Tbk PT	353,009	112,720
Bank Rakyat Indonesia Persero Tbk PT	1,511,198	410,629
Kalbe Farma Tbk PT	626,865	60,525
Telkom Indonesia Persero Tbk PT	1,890,000	410,586
Unilever Indonesia Tbk PT	349,600	119,346
		1,932,031
KUWAIT — 0.5%
Agility Public Warehousing Co. KSC	69,215	210,884
Boubyan Bank KSCP (b)	28,083	68,227
Gulf Bank KSCP	187,440	157,393

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kuwait Finance House KSCP	110,268	$277,774
Mabanee Co. KPSC	31,671	75,367
National Bank of Kuwait SAKP	52,915	149,103
		938,748
MALAYSIA — 1.5%
CIMB Group Holdings Bhd	233,920	259,755
DiGi.Com Bhd	197,400	196,378
Genting Malaysia Bhd	86,900	57,982
Hartalega Holdings Bhd	28,900	51,166
IHH Healthcare Bhd	156,500	206,204
IOI Corp. Bhd	220,800	199,978
Kossan Rubber Industries	15,600	12,100
Malayan Banking Bhd	123,694	241,637
Maxis Bhd	165,700	175,219
Petronas Chemicals Group Bhd	119,700	232,394
Petronas Gas Bhd	31,400	117,235
Public Bank Bhd	395,000	391,051
Sime Darby Bhd	133,655	70,184
Sime Darby Plantation Bhd	73,855	70,804
Supermax Corp. Bhd	48,100	38,234
Tenaga Nasional Bhd	119,200	281,095
Top Glove Corp. Bhd	146,600	147,253
		2,748,669
MEXICO — 1.8%
America Movil SAB de CV Series L	931,252	701,578
Arca Continental SAB de CV	13,353	77,541
Coca-Cola Femsa SAB de CV	15,413	81,646
Fomento Economico Mexicano SAB de CV	61,526	519,543
Gruma SAB de CV Class B	6,678	74,731
Grupo Aeroportuario del Pacifico SAB de CV Class B	18,787	200,179
Grupo Bimbo SAB de CV Class A	51,575	113,690
Grupo Carso SAB de CV Series A1	41,858	130,953
Grupo Financiero Banorte SAB de CV Series O	74,936	484,607
Grupo Financiero Inbursa SAB de CV Series O (b)	126,734	125,521
Industrias Penoles SAB de CV (b)	6,343	87,659
Kimberly-Clark de Mexico SAB de CV Class A	47,598	84,555
Orbia Advance Corp. SAB de CV	52,503	137,491
Promotora y Operadora de Infraestructura SAB de CV	7,140	57,187
Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	146,221	$477,868
		3,354,749
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b) (d)	10,250	92,763
Credicorp, Ltd. (b)	2,023	245,006
Southern Copper Corp.	1,414	90,948
		428,717
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	122,730	105,973
Ayala Corp.	13,460	220,588
Ayala Land, Inc.	305,680	225,746
BDO Unibank, Inc.	76,555	177,528
SM Investments Corp.	8,680	177,725
SM Prime Holdings, Inc.	426,200	318,679
Universal Robina Corp.	42,360	125,392
		1,351,631
POLAND — 0.6%
Bank Polska Kasa Opieki SA (b)	6,635	162,084
CD Projekt SA	1,652	80,287
KGHM Polska Miedz SA	7,290	359,330
Powszechna Kasa Oszczednosci Bank Polski SA (b)	27,757	275,820
Powszechny Zaklad Ubezpieczen SA (b)	36,209	349,060
		1,226,581
QATAR — 0.7%
Barwa Real Estate Co.	168,799	138,155
Commercial Bank PQSC	128,938	186,625
Industries Qatar QSC	79,110	287,890
Masraf Al Rayan QSC	243,268	297,922
Qatar National Bank QPSC	96,719	476,821
		1,387,413
ROMANIA — 0.1%
NEPI Rockcastle PLC	14,537	103,051
RUSSIA — 1.4%
Mail.Ru Group, Ltd. GDR (b)	1,992	45,139
Mobile TeleSystems PJSC ADR	24,837	229,990
Polymetal International PLC	5,198	111,625
Polyus PJSC GDR	1,377	133,225
Sberbank of Russia PJSC ADR	80,897	1,343,295
TCS Group Holding PLC GDR	2,606	228,025
VTB Bank PJSC GDR	33,975	45,187
X5 Retail Group NV GDR	2,728	95,644
Yandex NV Class A (b) (d)	7,114	503,315
		2,735,445

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 2.7%
Advanced Petrochemical Co.	6,495	$125,210
Al Rajhi Bank	31,011	917,828
Alinma Bank	13,587	76,224
Almarai Co. JSC	4,838	81,786
Arab National Bank	11,547	69,890
Bank AlBilad (b)	5,522	54,036
Bank Al-Jazira (b)	14,533	71,689
Banque Saudi Fransi	15,272	156,369
Bupa Arabia for Cooperative Insurance Co.	1,575	52,158
Co. for Cooperative Insurance	3,494	77,139
Dar Al Arkan Real Estate Development Co. (b)	29,667	83,533
Emaar Economic City (b)	9,119	31,123
Etihad Etisalat Co.	11,840	104,654
Jarir Marketing Co.	1,741	98,043
National Industrialization Co. (b)	7,814	40,253
Rabigh Refining & Petrochemical Co. (b)	12,156	76,170
Riyad Bank	28,960	204,629
SABIC Agri-Nutrients Co.	3,366	107,162
Sahara International Petrochemical Co.	21,358	174,547
Saudi Airlines Catering Co. (b)	3,021	63,394
Saudi Arabian Mining Co. (b)	13,160	221,766
Saudi Basic Industries Corp.	16,273	528,491
Saudi British Bank (b)	21,816	183,235
Saudi Cement Co.	6,030	102,258
Saudi Electricity Co.	10,764	69,284
Saudi Industrial Investment Group	5,257	49,060
Saudi Kayan Petrochemical Co. (b)	17,523	84,382
Saudi National Bank	48,839	750,087
Saudi Telecom Co.	8,105	284,401
Savola Group	4,887	56,227
Yanbu National Petrochemical Co.	4,838	93,654
		5,088,682
SOUTH AFRICA — 3.5%
Absa Group, Ltd. (b)	20,088	190,937
Anglo American Platinum, Ltd.	1,153	133,189
Bid Corp., Ltd. (b)	13,352	289,515
Bidvest Group, Ltd. (d)	20,278	270,482
Capitec Bank Holdings, Ltd.	998	117,875
Clicks Group, Ltd.	6,596	113,495
FirstRand, Ltd.	122,673	460,408
Gold Fields, Ltd.	25,212	226,716
Growthpoint Properties, Ltd. REIT (d)	97,828	102,084
Security Description	Shares	Value
Harmony Gold Mining Co., Ltd.	11,639	$43,006
Impala Platinum Holdings, Ltd.	15,689	258,748
MTN Group, Ltd. (b) (d)	46,665	337,371
Naspers, Ltd. Class N	10,962	2,301,753
Nedbank Group, Ltd. (b)	10,396	124,406
Northam Platinum, Ltd. (b)	5,366	81,523
Old Mutual, Ltd. (d)	29,521	27,911
Remgro, Ltd.	4,882	39,183
Sanlam, Ltd.	52,690	226,461
Shoprite Holdings, Ltd.	16,159	175,909
Sibanye Stillwater, Ltd.	53,064	221,714
SPAR Group, Ltd. (d)	17,208	217,999
Standard Bank Group, Ltd.	39,064	349,117
Tiger Brands, Ltd.	7,073	103,529
Vodacom Group, Ltd. (d)	22,589	203,714
Woolworths Holdings, Ltd. (b)	20,117	75,953
		6,692,998
SOUTH KOREA — 14.1%
Alteogen, Inc. (b)	569	42,290
AMOREPACIFIC Group	1,145	65,071
Celltrion Healthcare Co., Ltd. (b)	1,344	138,082
Celltrion Pharm, Inc. (b)	425	59,326
Celltrion, Inc. (b)	2,710	646,126
Coway Co., Ltd.	2,803	195,885
Doosan Heavy Industries & Construction Co., Ltd. (b)	5,738	121,521
Green Cross Corp.	160	46,672
Hana Financial Group, Inc.	9,838	402,291
Hanwha Solutions Corp. (b)	2,374	93,914
Helixmith Co., Ltd. (b)	119	3,350
HLB, Inc. (b)	2,113	62,669
HMM Co., Ltd. (b)	6,093	237,520
Hyundai Engineering & Construction Co., Ltd.	5,567	288,200
Hyundai Glovis Co., Ltd.	1,205	223,634
Hyundai Mobis Co., Ltd.	2,124	550,733
Hyundai Motor Co.	4,098	871,528
Hyundai Motor Co. Preference Shares	1,522	156,099
Hyundai Steel Co.	2,938	140,097
Industrial Bank of Korea	19,934	185,861
Kakao Corp.	5,535	801,141
KB Financial Group, Inc.	11,952	592,214
Kia Corp.	8,348	664,193
Korea Zinc Co., Ltd.	604	231,431
KT&G Corp.	4,268	319,868
Kumho Petrochemical Co., Ltd.	403	78,371
LG Chem, Ltd.	1,292	975,181
LG Corp.	3,038	276,513
LG Electronics, Inc.	3,602	522,956

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LG Household & Health Care, Ltd.	322	$503,809
Lotte Chemical Corp.	647	150,813
LX Holdings Corp. (b)	1,440	14,385
NAVER Corp.	3,377	1,251,962
NCSoft Corp.	602	438,343
POSCO	2,338	722,483
POSCO Chemtech Co., Ltd.	403	51,531
Samsung Biologics Co., Ltd. (b) (c)	323	241,214
Samsung C&T Corp.	2,402	291,145
Samsung Electronics Co., Ltd. Preference Shares	18,996	1,243,178
Samsung Electronics Co., Ltd.	114,641	8,215,183
Samsung Fire & Marine Insurance Co., Ltd.	1,100	215,380
Samsung SDI Co., Ltd.	1,553	962,566
Samsung SDS Co., Ltd.	1,703	279,763
Seegene, Inc. (b)	832	61,099
Shin Poong Pharmaceutical Co., Ltd.	731	55,824
Shinhan Financial Group Co., Ltd.	14,536	524,052
SK Chemicals Co., Ltd.	126	29,090
SK Hynix, Inc.	15,047	1,703,585
SK Telecom Co., Ltd.	399	113,377
S-Oil Corp. (b)	2,712	246,841
Woori Financial Group, Inc.	20,626	209,713
		26,518,073
TAIWAN — 14.9%
Accton Technology Corp.	5,000	59,309
ASE Technology Holding Co., Ltd.	120,656	485,006
Asustek Computer, Inc. (b)	28,000	373,333
AU Optronics Corp.	76,000	61,782
Catcher Technology Co., Ltd.	3,000	19,596
Cathay Financial Holding Co., Ltd.	233,092	450,916
Chang Hwa Commercial Bank, Ltd.	191,073	110,752
China Development Financial Holding Corp.	777,000	366,713
China Life Insurance Co., Ltd.	239,493	226,492
China Steel Corp.	420,000	596,931
Chunghwa Telecom Co., Ltd.	91,000	372,328
Compal Electronics, Inc.	370,000	296,797
CTBC Financial Holding Co., Ltd.	511,000	416,319
E.Sun Financial Holding Co., Ltd.	333,449	314,750
Evergreen Marine Corp. Taiwan, Ltd. (b)	48,000	339,381
Far Eastern New Century Corp.	93,000	106,810
Security Description	Shares	Value
First Financial Holding Co., Ltd.	368,262	$300,029
Formosa Chemicals & Fibre Corp.	89,397	271,761
Formosa Plastics Corp.	123,000	454,697
Foxconn Technology Co., Ltd.	84,000	198,073
Fubon Financial Holding Co., Ltd.	191,000	506,591
Globalwafers Co., Ltd.	2,000	65,967
Hon Hai Precision Industry Co., Ltd.	319,980	1,286,236
Hotai Motor Co., Ltd.	5,000	110,184
Hua Nan Financial Holdings Co., Ltd.	453,964	300,606
Innolux Corp.	122,000	90,857
Largan Precision Co., Ltd.	1,000	111,261
Lite-On Technology Corp.	162,000	334,902
MediaTek, Inc.	39,000	1,346,541
Mega Financial Holding Co., Ltd.	323,000	380,818
Nan Ya Plastics Corp.	184,000	549,441
Nan Ya Printed Circuit Board Corp.	4,000	55,918
Novatek Microelectronics Corp.	8,000	143,275
Oneness Biotech Co., Ltd. (b)	5,000	41,633
Pegatron Corp.	92,000	227,173
President Chain Store Corp.	10,394	98,111
Quanta Computer, Inc.	90,000	282,638
Realtek Semiconductor Corp.	8,000	144,998
SinoPac Financial Holdings Co., Ltd. (b)	685,794	338,436
Taishin Financial Holding Co., Ltd.	584,958	320,166
Taiwan Cement Corp.	241,956	442,880
Taiwan Cooperative Financial Holding Co., Ltd.	415,394	316,810
Taiwan Mobile Co., Ltd.	46,000	168,398
Taiwan Semiconductor Manufacturing Co., Ltd.	592,734	12,657,756
Unimicron Technology Corp.	15,000	69,448
Uni-President Enterprises Corp.	184,000	483,402
United Microelectronics Corp.	360,602	687,231
Yang Ming Marine Transport Corp. (b)	33,000	216,151
Yuanta Financial Holding Co., Ltd. (b)	539,400	519,799
		28,119,402
THAILAND — 1.4%
Advanced Info Service PCL NVDR	60,400	322,259

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Airports of Thailand PCL NVDR	206,400	$399,276
Bangkok Dusit Medical Services PCL NVDR	382,900	274,780
BTS Group Holdings PCL	626,800	182,857
CP ALL PCL NVDR	193,500	362,247
Delta Electronics Thailand PCL	7,000	126,240
Minor International PCL NVDR (b)	191,400	179,158
PTT Global Chemical PCL NVDR	133,574	245,893
Siam Cement PCL	18,400	248,013
Siam Commercial Bank PCL NVDR	69,600	212,817
		2,553,540
TURKEY — 0.2%
BIM Birlesik Magazalar A/S	21,674	155,055
Turk Hava Yollari AO (b)	27,893	42,927
Turkcell Iletisim Hizmetleri A/S	37,344	69,207
Turkiye Is Bankasi A/S Class C	89,378	52,470
		319,659
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	141,103	263,909
Aldar Properties PJSC	310,603	323,021
Emirates NBD Bank PJSC	19,981	72,076
Emirates Telecommunications Group Co. PJSC	47,773	286,132
First Abu Dhabi Bank PJSC	42,241	192,049
		1,137,187
UNITED STATES — 0.2%
Globant SA (b)	731	160,221
JBS SA	34,277	198,782
		359,003
TOTAL COMMON STOCKS (Cost $150,106,768)		187,713,627

WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 02/15/24) (b)	5,575	800
Security Description	Shares	Value
Minor International PCL (expiring 05/05/23) (b)	6,152	$998
TOTAL WARRANTS (Cost $0)		1,798
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	354,224	354,330
State Street Navigator Securities Lending Portfolio II (g) (h)	2,024,237	2,024,237
TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,567)		2,378,567
TOTAL INVESTMENTS — 100.9% (Cost $152,485,865)		190,094,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,720,617)
NET ASSETS — 100.0%		$188,373,900
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$525	$—	$525
Common Stocks	187,156,517	557,110	—	187,713,627
Warrants	1,798	—	—	1,798
Short-Term Investments	2,378,567	—	—	2,378,567
TOTAL INVESTMENTS	$189,536,882	$557,635	$—	$190,094,517
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	22.2%
Financials	19.7
Consumer Discretionary	18.4
Communication Services	12.0
Materials	6.9
Consumer Staples	5.8
Health Care	5.4
Industrials	5.1
Real Estate	2.2
Utilities	1.5
Energy	0.4
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,975	$14,978	$19,650,865	$19,311,509	$(4)	$—	354,224	$354,330	$180
State Street Navigator Securities Lending Portfolio II	431,024	431,024	14,586,071	12,992,858	—	—	2,024,237	2,024,237	4,346
Total		$446,002	$34,236,936	$32,304,367	$(4)	$—		$2,378,567	$4,526
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.6%
AGL Energy, Ltd.	22,905	$141,007
Ampol, Ltd.	6,399	135,522
Aristocrat Leisure, Ltd. (a)	647	20,930
ASX, Ltd.	12,555	732,469
Aurizon Holdings, Ltd.	81,371	227,252
AusNet Services, Ltd.	242,522	318,628
Australia & New Zealand Banking Group, Ltd.	65,947	1,393,699
BHP Group PLC	28,289	832,401
BHP Group, Ltd.	29,759	1,085,130
BlueScope Steel, Ltd.	15,070	248,451
Brambles, Ltd.	67,976	583,817
Cochlear, Ltd.	2,154	406,980
Coles Group, Ltd.	38,461	493,467
Commonwealth Bank of Australia	45,531	3,413,797
CSL, Ltd.	29,801	6,380,586
Dexus REIT	35,190	281,890
Endeavour Group, Ltd. (b)	97,734	461,521
Fortescue Metals Group, Ltd.	90,239	1,581,214
Glencore PLC	311,168	1,330,211
Goodman Group REIT	43,882	697,433
GPT Group REIT	26,886	98,905
Insurance Australia Group, Ltd.	65,347	253,146
LendLease Corp., Ltd. Stapled Security	14,465	124,451
Macquarie Group, Ltd.	3,815	448,033
Magellan Financial Group, Ltd.	8,614	348,311
Medibank Pvt, Ltd.	319,476	757,915
Mirvac Group REIT	40,059	87,817
National Australia Bank, Ltd.	63,483	1,249,642
Newcrest Mining, Ltd.	66,989	1,271,382
Oil Search, Ltd.	28,159	80,545
Origin Energy, Ltd.	29,093	98,505
QBE Insurance Group, Ltd.	19,323	156,528
Ramsay Health Care, Ltd.	6,681	315,742
REA Group, Ltd. (a)	3,783	480,060
Rio Tinto PLC	67,399	5,539,016
Rio Tinto, Ltd.	23,343	2,219,336
Santos, Ltd.	24,808	132,048
Scentre Group REIT	94,524	194,441
SEEK, Ltd.	8,173	203,343
Sonic Healthcare, Ltd.	67,522	1,946,579
South32, Ltd.	66,109	145,420
Stockland REIT	27,220	95,229
Suncorp Group, Ltd.	26,136	217,996
Tabcorp Holdings, Ltd.	54,317	211,233
Telstra Corp., Ltd.	367,494	1,037,370
Transurban Group Stapled Security	15,730	168,046
Vicinity Centres REIT	52,026	60,345
Wesfarmers, Ltd.	131,046	5,814,424
Westpac Banking Corp.	75,629	1,465,453
Woodside Petroleum, Ltd.	7,548	125,857
Security Description	Shares	Value
Woolworths Group, Ltd.	97,734	$2,797,744
		48,911,267
AUSTRIA — 0.1%
Erste Group Bank AG	8,265	303,257
OMV AG	4,615	262,537
Raiffeisen Bank International AG	7,139	161,703
Voestalpine AG	6,062	246,868
		974,365
BELGIUM — 1.0%
Ageas SA/NV	4,959	275,225
Anheuser-Busch InBev SA/NV	8,738	630,138
Etablissements Franz Colruyt NV	24,163	1,351,366
Groupe Bruxelles Lambert SA	21,552	2,411,192
KBC Group NV	5,459	416,267
Proximus SADP	55,927	1,080,416
Solvay SA	1,922	244,341
UCB SA	10,853	1,134,670
Umicore SA	830	50,691
		7,594,306
BRAZIL — 0.0% (c)
Yara International ASA	4,563	240,314
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	170,036	576,943
Prosus NV (b)	5,691	556,587
Wilmar International, Ltd.	149,600	500,818
		1,634,348
DENMARK — 4.6%
AP Moller - Maersk A/S Class B	235	675,519
Carlsberg AS Class B	10,377	1,934,553
Chr. Hansen Holding A/S	12,373	1,116,827
Coloplast A/S Class B	30,031	4,928,100
Danske Bank A/S	35,099	617,677
Demant A/S (b)	3,189	179,524
DSV Panalpina A/S	2,119	494,221
Genmab A/S (b)	6,625	2,711,046
GN Store Nord A/S	4,588	400,811
Novo Nordisk A/S Class B	158,738	13,300,420
Novozymes A/S Class B	25,225	1,901,565
Orsted A/S (d)	9,461	1,327,743
Pandora A/S	6,097	819,668
Tryg A/S	50,312	1,235,224
Vestas Wind Systems A/S	54,342	2,121,492
		33,764,390
FINLAND — 1.3%
Elisa Oyj	35,249	2,103,467
Fortum Oyj	7,520	207,432
Kone Oyj Class B	43,389	3,540,107
Neste Oyj	3,297	201,908
Nokia Oyj (b)	111,942	599,442
Nordea Bank Abp (e)	73,857	822,673

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (e)	6,100	$67,985
Orion Oyj Class B	13,772	592,043
Sampo Oyj Class A	10,086	463,608
UPM-Kymmene Oyj	18,932	716,202
Wartsila OYJ Abp	13,694	203,240
		9,518,107
FRANCE — 7.5%
Aeroports de Paris (b)	246	32,047
Air Liquide SA	13,480	2,360,484
Airbus SE (b)	4,852	623,963
Alstom SA (b)	13,786	696,296
Atos SE	1,892	115,103
AXA SA	55,154	1,398,732
BioMerieux	7,388	858,620
BNP Paribas SA	36,909	2,314,141
Bouygues SA	7,951	294,093
Bureau Veritas SA (b)	13,171	416,728
Capgemini SE	2,143	411,704
Carrefour SA	27,665	544,120
Cie de Saint-Gobain	9,742	641,656
Cie Generale des Etablissements Michelin SCA	3,154	503,074
CNP Assurances	2,106	35,839
Credit Agricole SA	37,629	527,191
Danone SA	19,483	1,371,738
Dassault Systemes SE	1,877	455,204
Electricite de France SA	15,101	206,303
Engie SA	47,742	654,156
EssilorLuxottica SA	9,654	1,781,873
Faurecia SE (e)	4,511	221,313
Faurecia SE (e)	1,082	52,930
Getlink SE	5,669	88,406
Hermes International	4,165	6,067,901
Iliad SA	3,548	519,215
Ipsen SA	2,532	263,397
Kering SA	3,352	2,929,677
Klepierre SA REIT	5,457	140,625
Legrand SA	4,831	511,378
L'Oreal SA	15,273	6,806,587
LVMH Moet Hennessy Louis Vuitton SE	1,370	1,074,403
Natixis SA	46,905	222,499
Orange SA	159,263	1,815,986
Pernod Ricard SA	6,548	1,453,660
Publicis Groupe SA	4,349	278,195
Renault SA (b)	9,000	363,793
Safran SA	2,070	287,017
Sanofi	85,062	8,913,322
Sartorius Stedim Biotech	1,478	699,176
SCOR SE (b)	6,229	198,119
SEB SA	1,236	223,384
Societe Generale SA	34,740	1,024,187
Sodexo SA (b)	1,781	166,221
Thales SA	2,995	305,594
TotalEnergies SE	49,158	2,224,303
Security Description	Shares	Value
Ubisoft Entertainment SA (b)	1,698	$118,886
Unibail-Rodamco-Westfield REIT (b)(e)	22,457	95,763
Unibail-Rodamco-Westfield REIT (b)(e)	1,417	122,654
Valeo SA	5,430	163,369
Veolia Environnement SA	3,578	108,073
Vinci SA	8,208	875,951
Vivendi SE	14,463	485,907
Worldline SA (b)(d)	676	63,284
		55,128,240
GERMANY — 6.3%
adidas AG	1,329	494,726
Allianz SE	8,949	2,231,835
Aroundtown SA	39,147	305,473
BASF SE	16,407	1,292,728
Bayer AG	16,393	995,546
Bayerische Motoren Werke AG	10,578	1,120,345
Bayerische Motoren Werke AG Preference Shares	2,710	243,605
Bechtle AG	692	128,554
Beiersdorf AG	16,306	1,967,570
Brenntag SE	3,845	357,579
Carl Zeiss Meditec AG	1,217	235,176
Commerzbank AG (b)	38,682	274,412
Continental AG (b)	2,441	358,895
Covestro AG (d)	6,616	427,289
Daimler AG	27,496	2,455,346
Deutsche Bank AG (b)	56,826	740,346
Deutsche Boerse AG	11,499	2,007,318
Deutsche Lufthansa AG (a)(b)	10,339	116,357
Deutsche Post AG	42,283	2,876,227
Deutsche Telekom AG	187,332	3,957,063
E.ON SE	46,161	533,957
Fresenius Medical Care AG & Co. KGaA	4,005	332,657
Fresenius SE & Co. KGaA	10,050	524,346
Fuchs Petrolub SE Preference Shares	5,690	276,794
GEA Group AG	4,292	173,870
Hannover Rueck SE	2,314	387,203
HeidelbergCement AG	3,320	284,816
HelloFresh SE (b)	1,726	167,802
Henkel AG & Co. KGaA Preference Shares	10,896	1,150,537
Henkel AG & Co. KGaA	10,963	1,009,530
Infineon Technologies AG	10,376	416,152
Knorr-Bremse AG	9,190	1,057,147
Merck KGaA	7,958	1,526,027
MTU Aero Engines AG	519	128,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,117	853,696
Nemetschek SE	1,306	99,928
Porsche Automobil Holding SE Preference Shares	3,823	409,665

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Puma SE	916	$109,226
RWE AG	12,746	461,929
SAP SE	50,512	7,118,779
Sartorius AG Preference Shares	409	212,930
Siemens AG	8,143	1,290,340
Siemens Energy AG (b)	6,473	195,132
Siemens Healthineers AG (d)	22,677	1,389,813
Symrise AG	5,699	794,118
Telefonica Deutschland Holding AG	56,079	147,972
Uniper SE	11,038	406,574
United Internet AG	2,882	117,845
Volkswagen AG Preference Shares	8,253	2,067,065
Zalando SE (b)(d)	1,013	122,474
Zalando SE (c)(d)	74	8,947
		46,362,235
HONG KONG — 4.1%
AIA Group, Ltd.	99,823	1,240,421
Bank of East Asia, Ltd.	83,657	155,338
CK Asset Holdings, Ltd.	52,854	364,799
CK Infrastructure Holdings, Ltd.	187,500	1,117,875
CLP Holdings, Ltd.	302,500	2,991,559
Hang Seng Bank, Ltd.	155,329	3,102,240
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	940,540	953,154
HKT Trust & HKT, Ltd. Stapled Security	1,256,540	1,711,879
Hong Kong & China Gas Co., Ltd.	1,795,652	2,788,563
Hong Kong Exchanges & Clearing, Ltd.	72,372	4,312,955
Jardine Matheson Holdings, Ltd.	26,700	1,706,664
Link REIT	186,512	1,807,275
MTR Corp., Ltd.	419,289	2,335,128
New World Development Co., Ltd.	41,687	216,598
Power Assets Holdings, Ltd.	444,000	2,724,312
Sun Hung Kai Properties, Ltd.	30,500	454,406
Swire Pacific, Ltd. Class A	15,500	105,085
Techtronic Industries Co., Ltd.	77,000	1,344,502
WH Group, Ltd. (a)(d)	619,500	556,811
Wharf Real Estate Investment Co., Ltd.	21,000	122,092
Xinyi Glass Holdings, Ltd.	90,000	366,798
		30,478,454
IRELAND — 0.7%
CRH PLC	12,885	649,414
Flutter Entertainment PLC (b)	884	160,081
Kerry Group PLC Class A	25,305	3,535,085
Kingspan Group PLC	7,766	733,461
Security Description	Shares	Value
Smurfit Kappa Group PLC	5,522	$299,596
		5,377,637
ISRAEL — 0.9%
Azrieli Group, Ltd.	4,824	339,760
Bank Hapoalim BM (b)	145,138	1,165,202
Bank Leumi Le-Israel BM (b)	214,848	1,632,541
Check Point Software Technologies, Ltd. (b)	12,886	1,496,451
Elbit Systems, Ltd.	1,248	161,625
ICL Group, Ltd.	31,974	216,954
Isracard, Ltd. (b)	0	1
Mizrahi Tefahot Bank, Ltd. (b)	28,438	876,224
Nice, Ltd. (b)	946	231,151
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	16,761	165,934
Teva Pharmaceutical Industries, Ltd. (b)	19,292	192,121
		6,477,964
ITALY — 1.8%
Assicurazioni Generali SpA	49,748	997,331
Atlantia SpA (b)	6,507	117,833
DiaSorin SpA	7,092	1,341,460
Enel SpA	149,821	1,391,533
Eni SpA	58,177	708,549
Ferrari NV	7,152	1,475,792
FinecoBank Banca Fineco SpA (b)	31,062	541,496
Infrastrutture Wireless Italiane SpA (d)	16,422	185,245
Intesa Sanpaolo SpA	498,394	1,376,841
Mediobanca Banca di Credito Finanziario SpA (b)	18,227	212,912
Moncler SpA	11,436	773,845
Poste Italiane SpA (d)	6,684	88,381
Prysmian SpA	2,049	73,456
Recordati Industria Chimica e Farmaceutica SpA	16,248	928,742
Snam SpA	216,062	1,249,112
Telecom Italia SpA (a)	761,723	378,404
Telecom Italia SpA	790,159	418,674
Terna SPA	6,682	49,796
UniCredit SpA	104,213	1,229,683
		13,539,085
JAPAN — 25.4%
ABC-Mart, Inc.	15,300	878,106
Advantest Corp.	12,100	1,091,278
Aeon Co., Ltd.	21,600	580,917
AGC, Inc. (a)	2,800	117,560
Aisin Corp.	6,300	269,619
Ajinomoto Co., Inc.	32,400	841,892
ANA Holdings, Inc. (b)	43,300	1,019,007
Asahi Group Holdings, Ltd. (a)	11,100	519,147
Asahi Intecc Co., Ltd.	19,400	464,244
Asahi Kasei Corp.	21,600	237,524
Astellas Pharma, Inc.	119,100	2,075,853

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Azbil Corp.	2,600	$107,875
Bandai Namco Holdings, Inc.	17,800	1,236,169
Bridgestone Corp. (a)	29,900	1,361,785
Brother Industries, Ltd.	4,700	93,881
Canon, Inc. (a)	102,600	2,323,036
Capcom Co., Ltd.	10,000	292,819
Central Japan Railway Co.	7,000	1,062,708
Chiba Bank, Ltd.	40,700	245,322
Chubu Electric Power Co., Inc.	22,500	275,295
Chugai Pharmaceutical Co., Ltd.	71,000	2,815,947
Concordia Financial Group, Ltd.	60,700	222,587
Cosmos Pharmaceutical Corp. (a)	700	102,802
Daifuku Co., Ltd.	2,300	209,091
Dai-ichi Life Holdings, Inc.	30,908	566,419
Daiichi Sankyo Co., Ltd.	5,718	123,360
Daikin Industries, Ltd.	1,000	186,413
Daito Trust Construction Co., Ltd.	4,100	448,824
Daiwa House Industry Co., Ltd.	41,400	1,243,977
Daiwa House REIT Investment Corp.	384	1,133,075
Daiwa Securities Group, Inc.	18,000	98,944
Denso Corp.	10,100	689,683
Dentsu Group, Inc. (a)	1,300	46,558
Disco Corp.	1,100	336,472
East Japan Railway Co.	28,100	2,006,926
Eisai Co., Ltd.	14,600	1,437,111
ENEOS HoldingS, Inc.	246,382	1,032,012
FANUC Corp.	600	144,851
Fast Retailing Co., Ltd.	300	226,047
FUJIFILM Holdings Corp.	20,700	1,536,601
Fujitsu, Ltd.	10,000	1,874,043
GMO Payment Gateway, Inc.	1,400	182,521
Hakuhodo DY Holdings, Inc.	17,200	267,166
Hamamatsu Photonics KK	15,200	917,560
Hankyu Hanshin Holdings, Inc.	15,900	490,652
Hikari Tsushin, Inc.	1,600	281,251
Hino Motors, Ltd.	3,200	28,168
Hirose Electric Co., Ltd.	8,900	1,303,045
Hitachi, Ltd.	58,200	3,335,528
Honda Motor Co., Ltd.	63,500	2,031,039
Hoshizaki Corp.	1,500	127,579
Hoya Corp.	23,800	3,158,609
Idemitsu Kosan Co., Ltd.	20,900	505,223
Inpex Corp. (a)	41,100	306,982
Isuzu Motors, Ltd.	16,800	222,052
ITOCHU Corp.	71,114	2,050,318
Japan Airlines Co., Ltd. (b)	39,900	863,140
Japan Exchange Group, Inc.	42,306	941,489
Japan Metropolitan Fund Invest REIT	151	163,802
Japan Post Bank Co., Ltd.	148,400	1,247,475
Japan Post Holdings Co., Ltd.	311,800	2,557,271
Japan Post Insurance Co., Ltd.	16,300	301,651
Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	40	$246,148
Japan Tobacco, Inc. (a)	120,200	2,272,634
JFE Holdings, Inc.	34,200	400,885
Kajima Corp.	46,300	586,937
Kakaku.com, Inc.	14,000	423,191
Kansai Electric Power Co., Inc.	22,500	214,783
Kao Corp.	35,300	2,173,849
KDDI Corp.	142,918	4,461,761
Keio Corp.	10,500	617,758
Keisei Electric Railway Co., Ltd.	4,400	140,535
Keyence Corp.	12,600	6,365,276
Kikkoman Corp.	4,700	310,397
Kintetsu Group Holdings Co., Ltd. (b)	38,500	1,352,825
Kirin Holdings Co., Ltd. (a)	26,500	517,155
Kobayashi Pharmaceutical Co., Ltd. (a)	2,500	213,758
Kobe Bussan Co., Ltd.	4,000	126,137
Koei Tecmo Holdings Co., Ltd.	4,030	196,798
Koito Manufacturing Co., Ltd.	1,600	99,613
Komatsu, Ltd.	18,300	455,150
Kose Corp.	1,000	157,492
Kubota Corp. (a)	19,700	398,828
Kyocera Corp.	2,200	136,135
Kyowa Kirin Co., Ltd. (a)	14,600	518,281
Lasertec Corp. (a)	4,300	836,445
Lawson, Inc.	20,800	963,258
Lion Corp. (a)	25,300	428,999
Lixil Corp.	11,800	305,446
M3, Inc.	21,500	1,571,579
Makita Corp.	5,400	254,455
Marubeni Corp.	93,800	816,472
Mazda Motor Corp. (b)	39,500	371,547
McDonald's Holdings Co. Japan, Ltd.	22,300	984,503
MEIJI Holdings Co., Ltd.	18,200	1,090,459
MISUMI Group, Inc.	7,500	254,077
Mitsubishi Chemical Holdings Corp.	43,700	367,546
Mitsubishi Corp.	54,700	1,492,311
Mitsubishi Electric Corp.	40,600	589,850
Mitsubishi Estate Co., Ltd.	17,000	275,164
Mitsubishi Heavy Industries, Ltd.	14,200	418,234
Mitsubishi UFJ Financial Group, Inc.	689,500	3,727,984
Mitsui & Co., Ltd.	44,300	998,037
Mitsui Chemicals, Inc.	4,900	169,308
Mitsui Fudosan Co., Ltd.	19,400	449,736
Mizuho Financial Group, Inc.	226,440	3,238,792
MonotaRO Co., Ltd.	41,200	976,268
MS&AD Insurance Group Holdings, Inc.	32,000	924,912
Murata Manufacturing Co., Ltd.	29,200	2,231,502
Nabtesco Corp. (a)	1,200	45,410

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
NEC Corp.	27,800	$1,432,706
Nexon Co., Ltd. (a)	9,400	209,698
NH Foods, Ltd.	5,500	214,073
Nihon M&A Center, Inc.	15,300	397,147
Nintendo Co., Ltd.	6,200	3,609,731
Nippon Building Fund, Inc. REIT (a)	38	237,265
Nippon Express Co., Ltd.	1,600	121,957
Nippon Paint Holdings Co., Ltd. (a)	48,200	654,884
Nippon Prologis REIT, Inc.	603	1,920,538
Nippon Shinyaku Co., Ltd.	1,400	111,127
Nippon Steel Corp.	41,500	700,516
Nippon Telegraph & Telephone Corp.	142,300	3,711,031
Nippon Yusen KK	2,200	111,596
Nissan Chemical Corp.	3,000	147,040
Nissan Motor Co., Ltd. (b)	168,116	835,051
Nissin Foods Holdings Co., Ltd.	3,600	259,483
Nitori Holdings Co., Ltd.	8,100	1,434,778
Nitto Denko Corp.	5,600	418,272
Nomura Holdings, Inc.	113,800	582,175
Nomura Real Estate Master Fund, Inc. REIT	127	203,790
Nomura Research Institute, Ltd.	19,800	655,600
Obayashi Corp.	48,300	384,259
Obic Co., Ltd.	7,000	1,306,154
Odakyu Electric Railway Co., Ltd.	22,600	571,363
Oji Holdings Corp.	25,200	144,856
Olympus Corp.	4,100	81,564
Ono Pharmaceutical Co., Ltd.	23,700	529,348
Oracle Corp. Japan	3,600	275,701
Oriental Land Co., Ltd.	16,000	2,282,007
ORIX Corp.	42,100	711,023
Orix JREIT, Inc.	50	96,315
Osaka Gas Co., Ltd.	49,600	924,609
Otsuka Corp.	4,700	246,878
Otsuka Holdings Co., Ltd. (a)	12,600	523,004
Pan Pacific International Holdings Corp.	22,100	459,164
Panasonic Corp.	66,900	774,844
PeptiDream, Inc. (b)	20,500	1,006,622
Pigeon Corp. (a)	6,200	174,845
Rakuten Group, Inc.	6,600	74,569
Recruit Holdings Co., Ltd.	62,905	3,100,192
Renesas Electronics Corp. (b)	3,700	40,037
Resona Holdings, Inc.	89,200	343,330
Ricoh Co., Ltd.	23,200	260,658
Rinnai Corp.	6,800	647,590
Ryohin Keikaku Co., Ltd.	5,400	113,362
Santen Pharmaceutical Co., Ltd.	26,600	366,682
Secom Co., Ltd.	26,500	2,016,092
Seiko Epson Corp.	1,800	31,689
Security Description	Shares	Value
Sekisui Chemical Co., Ltd.	22,600	$386,678
Sekisui House, Ltd.	46,400	952,540
Seven & i Holdings Co., Ltd.	38,000	1,813,551
SG Holdings Co., Ltd.	100,500	2,637,684
Shimadzu Corp.	15,300	592,067
Shimano, Inc.	7,100	1,685,602
Shin-Etsu Chemical Co., Ltd.	18,400	3,080,205
Shionogi & Co., Ltd. (a)	23,300	1,215,698
Shizuoka Bank, Ltd.	35,800	277,072
SMC Corp.	500	295,747
Softbank Corp.	212,600	2,784,162
SoftBank Group Corp.	16,100	1,127,827
Sohgo Security Services Co., Ltd.	5,400	246,184
Sompo Holdings, Inc.	4,500	166,474
Sony Group Corp.	20,100	1,958,568
Square Enix Holdings Co., Ltd.	4,300	213,470
Subaru Corp.	22,500	444,263
SUMCO Corp. (a)	1,200	29,462
Sumitomo Chemical Co., Ltd.	62,000	329,021
Sumitomo Corp.	44,912	602,118
Sumitomo Dainippon Pharma Co., Ltd.	5,100	106,972
Sumitomo Electric Industries, Ltd.	22,600	333,736
Sumitomo Mitsui Financial Group, Inc.	66,600	2,298,207
Sumitomo Mitsui Trust Holdings, Inc.	18,400	584,874
Sumitomo Realty & Development Co., Ltd.	700	25,038
Suntory Beverage & Food, Ltd. (a)	39,387	1,483,356
Suzuki Motor Corp.	4,400	186,363
Sysmex Corp.	16,100	1,914,767
T&D Holdings, Inc.	40,800	527,875
Taisei Corp.	19,200	629,678
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	176,908
Takeda Pharmaceutical Co., Ltd.	26,651	893,009
TDK Corp.	1,200	145,851
Terumo Corp.	4,700	190,642
TIS, Inc.	15,900	406,418
Tobu Railway Co., Ltd.	25,300	654,668
Toho Co., Ltd.	4,000	165,060
Toho Gas Co., Ltd.	12,100	593,062
Tohoku Electric Power Co., Inc.	21,800	170,880
Tokio Marine Holdings, Inc.	22,400	1,030,896
Tokyo Electric Power Co. Holdings, Inc. (b)	264,300	785,828
Tokyo Electron, Ltd.	7,600	3,292,261
Tokyo Gas Co., Ltd.	28,008	529,172
Tokyu Corp.	5,000	68,069
Toray Industries, Inc.	75,400	502,101
Toshiba Corp. (a)	3,200	138,535
Tosoh Corp.	19,800	341,804

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Toyo Suisan Kaisha, Ltd.	15,900	$612,420
Toyota Industries Corp.	1,500	129,877
Toyota Motor Corp.	55,800	4,881,683
Toyota Tsusho Corp.	4,300	203,397
Trend Micro, Inc.	5,800	304,136
Tsuruha Holdings, Inc.	5,900	686,269
Unicharm Corp.	22,206	894,322
United Urban Investment Corp. REIT	112	162,162
USS Co., Ltd.	23,000	401,604
Welcia Holdings Co., Ltd.	36,900	1,206,838
West Japan Railway Co.	25,300	1,443,826
Yakult Honsha Co., Ltd.	11,700	663,060
Yamada Holdings Co., Ltd.	233,700	1,080,170
Yamaha Corp.	3,200	173,853
Yamaha Motor Co., Ltd. (a)	10,900	296,585
Yamato Holdings Co., Ltd.	3,500	99,649
Yaskawa Electric Corp.	2,800	136,985
Z Holdings Corp.	41,400	207,690
ZOZO, Inc.	6,200	210,875
		187,291,960
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	27,732	937,072
LUXEMBOURG — 0.2%
ArcelorMittal SA	15,567	477,214
Eurofins Scientific SE (b)	6,782	775,324
		1,252,538
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (b)	22,000	176,066
Sands China, Ltd. (b)	54,000	227,380
		403,446
NETHERLANDS — 5.0%
ABN AMRO Bank NV (b)(d)	18,544	224,136
Adyen NV (b)(d)	1,030	2,516,855
Aegon NV	111,034	460,732
Akzo Nobel NV	2,677	330,799
ASM International NV	2,073	680,969
ASML Holding NV	20,862	14,334,506
EXOR NV	8,405	673,404
Heineken NV	6,967	844,394
ING Groep NV	127,861	1,689,163
Koninklijke Ahold Delhaize NV	78,035	2,320,022
Koninklijke DSM NV	4,155	775,575
Koninklijke KPN NV	137,927	430,837
Koninklijke Philips NV	39,831	1,973,976
Koninklijke Vopak NV	23,351	1,060,602
NN Group NV	17,379	819,856
Randstad NV	5,041	385,589
Royal Dutch Shell PLC Class A	159,573	3,189,357
Royal Dutch Shell PLC Class B	104,331	2,016,352
Wolters Kluwer NV	22,004	2,210,731
		36,937,855
Security Description	Shares	Value
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	34,165	$153,741
Auckland International Airport, Ltd. (b)	76,404	388,126
Fisher & Paykel Healthcare Corp., Ltd.	57,597	1,252,453
Meridian Energy, Ltd.	46,288	172,392
Ryman Healthcare, Ltd.	11,749	107,792
Spark New Zealand, Ltd.	328,744	1,102,607
		3,177,111
NORWAY — 0.4%
DNB ASA	18,583	405,124
Equinor ASA	11,621	246,027
Gjensidige Forsikring ASA	11,712	258,325
Mowi ASA	5,159	131,295
Norsk Hydro ASA	22,731	145,126
Orkla ASA	61,453	626,299
Telenor ASA	59,173	997,769
		2,809,965
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	38,232	202,667
Jeronimo Martins SGPS SA	13,083	238,623
		441,290
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	1,697	61,281
Evraz PLC	10,850	88,733
		150,014
SINGAPORE — 1.6%
CapitaLand Integrated Commercial Trust REIT	270,900	421,203
DBS Group Holdings, Ltd.	96,550	2,141,166
Keppel Corp., Ltd.	38,611	157,121
Oversea-Chinese Banking Corp., Ltd.	271,145	2,410,492
Singapore Airlines, Ltd. (b)	216,149	779,886
Singapore Exchange, Ltd.	206,000	1,713,346
Singapore Technologies Engineering, Ltd.	384,100	1,105,838
Singapore Telecommunications, Ltd.	888,600	1,513,833
United Overseas Bank, Ltd.	84,775	1,628,396
Venture Corp., Ltd.	19,500	278,675
		12,149,956
SOUTH AFRICA — 0.1%
Anglo American PLC	17,679	701,541
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	9,190	246,195
Aena SME SA (b)(d)	3,122	512,039
Amadeus IT Group SA (b)	2,343	164,825
Banco Bilbao Vizcaya Argentaria SA	257,605	1,597,122
Banco Santander SA (b)	524,038	2,000,781

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CaixaBank SA (a)	136,284	$419,240
Endesa SA (a)	33,172	804,870
Ferrovial SA	3,448	101,202
Grifols SA (a)	7,107	192,500
Iberdrola SA	143,531	1,749,795
Industria de Diseno Textil SA	9,670	340,704
Naturgy Energy Group SA	3,906	100,425
Red Electrica Corp. SA (a)	42,576	790,435
Repsol SA	27,868	348,796
Telefonica SA	207,999	972,108
		10,341,037
SWEDEN — 2.8%
Alfa Laval AB	17,051	602,716
Assa Abloy AB Class B	52,583	1,585,086
Atlas Copco AB Class A	34,034	2,085,302
Atlas Copco AB Class B	30,221	1,590,179
Boliden AB	15,100	580,895
Electrolux AB Class B	8,128	225,531
Epiroc AB Class A	40,757	929,312
Epiroc AB Class B	21,983	431,710
Essity AB Class B	19,203	637,245
Evolution AB (d)	7,378	1,166,725
H & M Hennes & Mauritz AB Class B (b)	7,732	183,532
Hexagon AB Class B	104,266	1,545,919
Husqvarna AB Class B	7,143	94,965
ICA Gruppen AB	18,331	853,731
Investor AB Class B	31,248	720,716
Kinnevik AB Class B (b)(c)	5,650	226,340
L E Lundbergforetagen AB Class B	7,531	486,266
Nibe Industrier AB Class B	34,597	364,168
Sandvik AB	46,162	1,179,939
Skandinaviska Enskilda Banken AB Class A	38,024	491,520
Skanska AB Class B	31,078	824,904
SKF AB Class B	11,550	294,282
Svenska Handelsbanken AB Class A	34,409	388,503
Swedbank AB Class A	21,550	401,258
Swedish Match AB	27,042	230,764
Telefonaktiebolaget LM Ericsson Class B	74,866	941,586
Telia Co. AB	243,891	1,083,117
Volvo AB Class B (a)	24,407	587,618
		20,733,829
SWITZERLAND — 13.3%
ABB, Ltd.	13,756	467,140
Adecco Group AG	3,241	220,403
Alcon, Inc.	6,969	488,399
Baloise Holding AG	1,779	277,719
Barry Callebaut AG	431	1,002,488
Chocoladefabriken Lindt & Spruengli AG	225	2,240,629
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG	6	$628,983
Cie Financiere Richemont SA	4,320	523,204
Credit Suisse Group AG	67,785	710,740
EMS-Chemie Holding AG	2,673	2,628,611
Geberit AG	3,529	2,649,566
Givaudan SA	1,259	5,860,850
Holcim, Ltd. (e)	4,153	249,355
Holcim, Ltd. (e)	4,664	279,318
Julius Baer Group, Ltd.	4,136	270,170
Kuehne + Nagel International AG	9,750	3,339,482
Logitech International SA	21,437	2,599,760
Lonza Group AG	1,319	935,793
Nestle SA	148,354	18,492,290
Novartis AG	153,238	13,978,502
Partners Group Holding AG	2,150	3,259,831
Roche Holding AG Bearer Shares	2,834	1,152,180
Roche Holding AG	50,521	19,050,246
Schindler Holding AG	4,370	1,337,924
Schindler Holding AG	5,834	1,706,619
SGS SA	240	741,018
Sika AG	1,277	417,907
Sonova Holding AG	5,374	2,023,208
Straumann Holding AG	314	501,055
Swatch Group AG	423	145,248
Swiss Life Holding AG	776	377,443
Swiss Prime Site AG	14,191	1,409,351
Swisscom AG	8,113	4,636,000
Temenos AG	1,567	251,913
UBS Group AG	96,344	1,475,881
Vifor Pharma AG	420	54,411
Zurich Insurance Group AG	3,895	1,564,152
		97,947,789
UNITED KINGDOM — 12.3%
3i Group PLC	22,719	368,148
Admiral Group PLC	45,379	1,970,937
Ashtead Group PLC	23,808	1,764,196
Associated British Foods PLC	9,618	294,435
AstraZeneca PLC	20,066	2,406,943
Aviva PLC	82,845	464,537
BAE Systems PLC	228,993	1,651,307
Barclays PLC	635,749	1,502,871
Barratt Developments PLC	61,980	595,246
Berkeley Group Holdings PLC	9,041	573,901
BP PLC	673,616	2,931,286
British American Tobacco PLC	49,818	1,926,990
British Land Co. PLC REIT	17,794	121,654
BT Group PLC (b)	361,241	968,131
Bunzl PLC	36,092	1,191,139
Burberry Group PLC (b)	4,389	125,265
CK Hutchison Holdings, Ltd.	109,500	853,062
CNH Industrial NV	17,159	283,358
Coca-Cola European Partners PLC	4,826	286,278

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Compass Group PLC (b)	17,294	$363,618
Croda International PLC	27,310	2,779,755
DCC PLC	1,288	105,299
Diageo PLC	116,255	5,558,383
Direct Line Insurance Group PLC	188,877	743,634
Entain PLC (b)	3,731	89,966
Experian PLC	44,178	1,700,288
GlaxoSmithKline PLC	376,245	7,377,526
Halma PLC	15,881	590,593
Hargreaves Lansdown PLC	24,125	529,574
HSBC Holdings PLC	866,322	4,994,166
Imperial Brands PLC	67,928	1,461,076
Informa PLC (b)	11,812	81,850
InterContinental Hotels Group PLC (b)	865	57,477
Intertek Group PLC	12,244	935,371
J Sainsbury PLC	248,685	933,758
JD Sports Fashion PLC	6,825	86,647
Johnson Matthey PLC	15,332	650,873
Kingfisher PLC	54,536	274,610
Land Securities Group PLC REIT	15,606	145,609
Legal & General Group PLC	79,912	284,376
Lloyds Banking Group PLC	2,116,164	1,364,924
London Stock Exchange Group PLC	17,377	1,913,235
M&G PLC	219,853	695,206
Melrose Industries PLC	46,269	99,137
Mondi PLC	26,628	699,288
National Grid PLC	237,078	3,015,725
Natwest Group PLC	172,232	483,474
Next PLC (b)	1,767	191,767
Ocado Group PLC (b)	22,440	620,925
Pearson PLC	23,697	271,711
Persimmon PLC	21,001	858,170
Prudential PLC	141,499	2,684,833
Reckitt Benckiser Group PLC	49,739	4,395,503
RELX PLC	81,125	2,150,626
Rentokil Initial PLC	68,173	466,179
Rolls-Royce Holdings PLC (b)	94,854	129,621
Sage Group PLC	91,675	866,501
Schroders PLC	9,022	437,841
Segro PLC REIT	6,753	102,105
Severn Trent PLC	16,307	563,408
Smith & Nephew PLC	17,612	380,158
Smiths Group PLC	23,190	509,370
Spirax-Sarco Engineering PLC	3,179	597,920
SSE PLC	23,433	485,735
St James's Place PLC	6,881	140,400
Standard Chartered PLC	123,758	788,151
Standard Life Aberdeen PLC	41,157	154,081
Taylor Wimpey PLC	81,614	179,209
Tesco PLC	244,179	752,057
Unilever PLC	180,829	10,568,053
United Utilities Group PLC	37,543	505,361
Security Description	Shares	Value
Vodafone Group PLC	782,502	$1,311,670
Whitbread PLC (b)	2,489	107,348
Wm Morrison Supermarkets PLC	448,022	1,526,876
WPP PLC	35,679	480,171
		90,520,872
UNITED STATES — 1.2%
Ferguson PLC	14,044	1,949,809
James Hardie Industries PLC CDI	4,778	162,387
QIAGEN NV (b)	38,780	1,874,521
Schneider Electric SE	6,132	964,841
Stellantis NV (e)	95,775	1,878,607
Stellantis NV (e)	63,984	1,256,096
Swiss Re AG	5,243	473,506
Tenaris SA	869	9,473
		8,569,240
TOTAL COMMON STOCKS (Cost $657,787,184)		734,366,227

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (b) (Cost: $13,902)	9,190	12,860
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	87,729	87,755
State Street Navigator Securities Lending Portfolio II (h) (i)	11,128,909	11,128,909
TOTAL SHORT-TERM INVESTMENTS (Cost $11,216,664)		11,216,664
TOTAL INVESTMENTS — 101.0% (Cost $669,017,750)		745,595,751
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(7,034,364)
NET ASSETS — 100.0%		$738,561,387
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$734,366,227	$—	$—	$734,366,227
Rights	12,860	—	—	12,860
Short-Term Investments	11,216,664	—	—	11,216,664
TOTAL INVESTMENTS	$745,595,751	$—	$—	$745,595,751
Sector Breakdown as of June 30, 2021

% of Net Assets
Health Care	17.0%
Financials	15.5
Industrials	14.0
Consumer Staples	13.7
Consumer Discretionary	9.5
Information Technology	8.7
Materials	6.7
Communication Services	6.3
Utilities	4.0
Energy	2.1
Real Estate	2.0
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,850	$164,883	$27,086,319	$27,163,583	$117	$19	87,729	$87,755	$376
State Street Navigator Securities Lending Portfolio II	1,486,278	1,486,278	68,925,361	59,282,730	—	—	11,128,909	11,128,909	33,450
Total		$1,651,161	$96,011,680	$86,446,313	$117	$19		$11,216,664	$33,826
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	183,425	$2,496
TOTAL CORPORATE BONDS & NOTES (Cost $2,521)			2,496
	Shares
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
YPF SA ADR (b)	4,175	19,539
BRAZIL — 3.9%
Ambev SA ADR (c)	7,529	25,900
Ambev SA	3,120	10,614
Atacadao SA	2,189	9,161
B3 SA - Brasil Bolsa Balcao	7,779	26,075
Banco Bradesco SA Preference Shares	23,889	122,495
Banco Bradesco SA	6,733	29,332
Banco do Brasil SA	6,726	43,068
Banco Santander Brasil SA	1,761	14,213
BB Seguridade Participacoes SA	27,908	128,476
BRF SA (b)	1,565	8,524
BRF SA ADR (b) (c)	807	4,414
CCR SA	1,284	3,442
Centrais Eletricas Brasileiras SA	1,327	11,417
Centrais Eletricas Brasileiras SA ADR (c)	1,489	13,014
Centrais Eletricas Brasileiras SA Class B, Preference Shares	151	1,302
Cia de Saneamento Basico do Estado de Sao Paulo	82	598
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,348	9,975
Cia Energetica de Minas Gerais ADR	3,338	7,944
Cia Energetica de Minas Gerais Preference Shares	1,744	4,216
Cia Siderurgica Nacional SA ADR	2,121	18,622
Cia Siderurgica Nacional SA	406	3,559
Cosan SA	2,800	13,370
Energisa SA	515	4,783
Engie Brasil Energia SA	2,350	18,335
Equatorial Energia SA	7,616	37,641
Security Description	Shares	Value
Gerdau SA Preference Shares	3,986	$23,521
Hapvida Participacoes e Investimentos SA (d)	4,800	14,741
Hypera SA	2,654	18,232
Itau Unibanco Holding SA Preference Shares ADR	20,304	122,027
Itau Unibanco Holding SA Preference Shares	541	3,213
Itausa SA Preference Shares	28,759	63,904
Klabin SA (b)	2,863	15,029
Localiza Rent a Car SA	954	12,168
Lojas Americanas SA Preference Shares	1,710	7,354
Lojas Renner SA	5,530	48,744
Magazine Luiza SA	2,162	9,113
Natura & Co. Holding SA (b)	395	4,467
Notre Dame Intermedica Participacoes SA	445	7,532
Petrobras Distribuidora SA	3,782	20,109
Petroleo Brasileiro SA Preference Shares ADR	14,428	170,395
Petroleo Brasileiro SA ADR	9,758	119,340
Petroleo Brasileiro SA Preference Shares	182	1,067
Raia Drogasil SA	5,947	29,286
Rumo SA (b)	3,979	15,185
Suzano Papel e Celulose SA ADR (b)	28	337
Suzano SA (b)	764	9,106
Telefonica Brasil SA	1,631	13,652
Telefonica Brasil SA ADR	4,401	37,409
TIM SA ADR	889	10,241
TIM SA	237	545
TOTVS SA	1,600	12,005
Ultrapar Participacoes SA	74	271
Ultrapar Participacoes SA ADR (c)	5,484	20,620
Vale SA ADR	79,373	1,810,498
Vale SA	136	3,069
WEG SA	48,304	324,315
		3,517,985
CHILE — 0.2%
Banco de Chile	364,599	36,299
Banco de Chile ADR	732	14,457
Banco de Credito e Inversiones SA	668	28,442
Banco Santander Chile ADR	487	9,677
Banco Santander Chile	16,726	834
Cencosud SA	12,853	25,792
Colbun SA	45,334	6,389
Empresas CMPC SA	4,351	10,457
Empresas COPEC SA	1,870	18,569
Enel Americas SA ADR	1,407	10,158

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Enel Americas SA	11,484	$1,700
Enel Chile SA ADR	537	1,584
Enel Chile SA	11,039	641
Falabella SA	3,178	14,268
Sociedad Quimica y Minera de Chile SA ADR	212	10,034
		189,301
CHINA — 30.3%
3SBio, Inc. (b) (c) (d)	7,390	9,135
51job, Inc. ADR (b)	143	11,121
AAC Technologies Holdings, Inc. (c)	8,500	63,593
Agile Group Holdings, Ltd.	24,000	31,090
Agricultural Bank of China, Ltd. Class A	206,400	96,797
Agricultural Bank of China, Ltd. Class H	830,000	288,571
Air China, Ltd. Class H (b)	34,000	24,999
Alibaba Group Holding, Ltd. ADR (b)	132	29,935
Alibaba Group Holding, Ltd. (b)	31,949	905,088
A-Living Smart City Services Co., Ltd. (d)	11,750	58,479
Aluminum Corp. of China, Ltd. Class H (b)	44,000	26,233
Anhui Conch Cement Co., Ltd. Class A	12,400	78,785
Anhui Conch Cement Co., Ltd. Class H	38,000	201,601
Anhui Gujing Distillery Co., Ltd. Class A	800	29,656
Anhui Gujing Distillery Co., Ltd. Class B	7,600	105,204
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	27,240
ANTA Sports Products, Ltd.	38,000	894,480
Apeloa Pharmaceutical Co., Ltd. Class A	5,500	25,028
Autobio Diagnostics Co., Ltd. Class A	1,950	22,869
Autohome, Inc. ADR	2,223	142,183
AVIC Jonhon Optronic Technology Co., Ltd. Class A	3,800	46,476
AviChina Industry & Technology Co., Ltd. Class H	31,000	20,518
Baidu, Inc. ADR (b)	828	168,829
Bank of Beijing Co., Ltd. Class A	68,900	51,935
Bank of Chengdu Co., Ltd. Class A	7,700	15,064
Bank of China, Ltd. Class A	236,500	112,744
Security Description	Shares	Value
Bank of China, Ltd. Class H	1,897,071	$681,552
Bank of Communications Co., Ltd. Class A	142,800	108,302
Bank of Communications Co., Ltd. Class H	179,000	120,319
Bank of Hangzhou Co., Ltd. Class A	32,300	73,740
Bank of Jiangsu Co., Ltd. Class A	68,860	75,672
Bank of Nanjing Co., Ltd. Class A	12,800	20,842
Bank of Ningbo Co., Ltd. Class A	7,400	44,635
Bank of Shanghai Co., Ltd. Class A	70,370	89,312
Baoshan Iron & Steel Co., Ltd. Class A	12,700	15,018
BeiGene, Ltd. ADR (b)	448	153,749
Beijing Capital International Airport Co., Ltd. Class H (b)	50,000	33,158
Beijing Enterprises Holdings, Ltd.	17,000	60,309
Beijing Enterprises Water Group, Ltd.	40,000	15,143
Beijing Sinnet Technology Co., Ltd. Class A	7,200	16,036
Beijing Tiantan Biological Products Corp., Ltd. Class A	7,540	39,971
BGI Genomics Co., Ltd. Class A	1,400	25,699
BOE Technology Group Co., Ltd. Class A	33,600	32,451
Brilliance China Automotive Holdings, Ltd.	106,000	74,731
BYD Co., Ltd. Class H	3,500	104,651
BYD Electronic International Co., Ltd. (c)	20,000	131,344
CGN Power Co., Ltd. Class H (c) (d)	355,100	79,106
Changchun High & New Technology Industry Group, Inc. Class A	1,500	89,849
Chaozhou Three-Circle Group Co., Ltd. Class A	2,300	15,101
China Aoyuan Group, Ltd.	20,000	16,869
China Bohai Bank Co., Ltd. Class H (d)	14,500	5,023
China Cinda Asset Management Co., Ltd. Class H	72,548	13,826
China CITIC Bank Corp., Ltd. Class H	252,000	119,415
China Common Rich Renewable Energy Investment, Ltd. (b) (e)	598,000	—

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Communications Services Corp., Ltd. Class H	50,000	$24,981
China Conch Venture Holdings, Ltd.	57,000	240,012
China Construction Bank Corp. Class A	23,100	23,776
China Construction Bank Corp. Class H	1,370,394	1,078,196
China Everbright Bank Co., Ltd. Class A	23,800	13,924
China Everbright Bank Co., Ltd. Class H	133,274	54,402
China Everbright Environment Group, Ltd.	30,888	17,501
China Everbright, Ltd.	30,000	35,308
China Evergrande Group (c)	23,625	30,787
China Feihe, Ltd. (d)	152,000	328,041
China Galaxy Securities Co., Ltd. Class H	36,834	21,960
China Gas Holdings, Ltd.	15,200	46,388
China Hongqiao Group, Ltd.	12,500	16,933
China Huarong Asset Management Co., Ltd. Class H (d)	137,200	9,010
China International Capital Corp., Ltd. Class H (d)	12,800	34,448
China Jinmao Holdings Group, Ltd.	62,000	20,758
China Life Insurance Co., Ltd. Class H	78,000	154,677
China Longyuan Power Group Corp., Ltd. Class H	22,000	37,904
China Medical System Holdings, Ltd.	44,733	117,797
China Mengniu Dairy Co., Ltd.	24,000	145,097
China Merchants Bank Co., Ltd. Class A	5,191	43,539
China Merchants Bank Co., Ltd. Class H	24,500	209,008
China Merchants Port Holdings Co., Ltd.	27,581	40,275
China Minsheng Banking Corp., Ltd. Class A	119,200	81,363
China Minsheng Banking Corp., Ltd. Class H (c)	95,960	45,967
China Molybdenum Co., Ltd. Class H	33,000	19,590
China National Building Material Co., Ltd. Class H	40,000	46,975
China National Medicines Corp., Ltd. Class A	4,400	22,515
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	28,300	$22,164
China Oilfield Services, Ltd. Class H	8,000	7,170
China Overseas Land & Investment, Ltd.	40,000	90,859
China Overseas Property Holdings, Ltd.	70,000	74,815
China Pacific Insurance Group Co., Ltd. Class A	4,400	19,729
China Pacific Insurance Group Co., Ltd. Class H	15,000	47,226
China Petroleum & Chemical Corp. Class A	49,300	33,269
China Petroleum & Chemical Corp. Class H	512,395	259,304
China Power International Development, Ltd.	43,000	9,413
China Railway Group, Ltd. Class A	26,800	21,736
China Railway Group, Ltd. Class H	47,000	24,511
China Resources Beer Holdings Co., Ltd.	28,092	252,312
China Resources Cement Holdings, Ltd.	24,000	22,808
China Resources Gas Group, Ltd.	20,000	120,013
China Resources Land, Ltd.	18,444	74,694
China Resources Pharmaceutical Group, Ltd. (d)	51,500	32,097
China Resources Power Holdings Co., Ltd.	36,267	49,503
China Shenhua Energy Co., Ltd. Class A	18,400	55,591
China Shenhua Energy Co., Ltd. Class H	35,000	68,595
China South Publishing & Media Group Co., Ltd. Class A	12,200	16,655
China Southern Airlines Co., Ltd. Class H (b) (c)	18,000	11,172
China State Construction Engineering Corp., Ltd. Class A	23,100	16,626
China State Construction International Holdings, Ltd.	50,000	34,124
China Taiping Insurance Holdings Co., Ltd.	15,810	26,303
China Tourism Group Duty Free Corp., Ltd. Class A	6,800	315,853
China Tower Corp., Ltd. Class H (d)	770,000	106,093
China Traditional Chinese Medicine Holdings Co., Ltd. (b)	36,000	24,662

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Vanke Co., Ltd. Class A	2,700	$9,950
China Vanke Co., Ltd. Class H	8,792	27,511
China Yangtze Power Co., Ltd. Class A	95,400	304,767
Chongqing Brewery Co., Ltd. Class A (b)	800	24,511
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	9,883
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,000	28,902
CIFI Holdings Group Co., Ltd.	22,214	17,334
CITIC Securities Co., Ltd. Class H (b)	14,000	35,118
CITIC, Ltd.	126,000	135,802
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (c)	14,500	36,521
COSCO SHIPPING Ports, Ltd.	43,072	33,611
Country Garden Holdings Co., Ltd.	69,297	77,633
Country Garden Services Holdings Co., Ltd.	9,000	97,233
CSPC Pharmaceutical Group, Ltd.	289,840	419,504
Daan Gene Co., Ltd. Class A	4,800	15,780
Dali Foods Group Co., Ltd. (d)	87,500	52,168
Dongfeng Motor Group Co., Ltd. Class H	38,000	34,155
ENN Energy Holdings, Ltd.	7,700	146,547
Far East Horizon, Ltd.	21,000	21,958
Fiberhome Telecommunication Technologies Co., Ltd. Class A	4,400	12,688
Focus Media Information Technology Co., Ltd. Class A	7,500	10,924
Foshan Haitian Flavouring & Food Co., Ltd. Class A	10,394	207,450
Fosun International, Ltd.	14,000	20,155
Foxconn Industrial Internet Co., Ltd. Class A	7,700	14,790
Fuyao Glass Industry Group Co., Ltd. Class A	2,800	24,204
Fuyao Glass Industry Group Co., Ltd. Class H (d)	3,600	25,357
Gaotu Techedu, Inc. ADR (b) (c)	200	2,954
Security Description	Shares	Value
G-bits Network Technology Xiamen Co., Ltd. Class A	400	$32,813
GCL System Integration Technology Co., Ltd. Class A (b)	7,700	4,147
GDS Holdings, Ltd. ADR (b)	56	4,395
Geely Automobile Holdings, Ltd.	25,000	78,710
GF Securities Co., Ltd. Class H	6,600	8,550
Giant Network Group Co., Ltd. Class A	7,400	15,233
GOME Retail Holdings, Ltd. (b)	190,000	24,466
Great Wall Motor Co., Ltd. Class H	12,000	38,785
Greentown Service Group Co., Ltd.	20,000	31,059
Guangdong Haid Group Co., Ltd. Class A	9,000	113,669
Guangdong Investment, Ltd.	138,000	198,314
Guangzhou Automobile Group Co., Ltd. Class H	35,200	31,593
Guangzhou Haige Communications Group, Inc. Co. Class A	2,700	3,953
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	22,256
Guangzhou R&F Properties Co., Ltd. Class H	10,400	11,865
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	26,932
Haidilao International Holding, Ltd. (c) (d)	9,000	47,400
Haier Smart Home Co., Ltd. Class H (b)	4,400	15,354
Haitian International Holdings, Ltd.	6,000	20,127
Haitong Securities Co., Ltd. Class H	18,400	16,112
Hangzhou First Applied Material Co., Ltd. Class A	800	13,017
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	6,000	140,616
Hansoh Pharmaceutical Group Co., Ltd. (d)	72,000	315,226
Henan Shuanghui Investment & Development Co., Ltd. Class A	9,700	47,743
Hengan International Group Co., Ltd.	14,374	96,248

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hesteel Co., Ltd. Class A (b)	32,211	$12,265
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	33,166
Hopson Development Holdings, Ltd. (c)	4,000	18,337
Huadian Power International Corp., Ltd. Class A	18,900	10,063
Huadong Medicine Co., Ltd. Class A	2,860	20,367
Hualan Biological Engineering, Inc. Class A	7,040	39,968
Huaneng Power International, Inc. Class A	12,700	8,295
Huaneng Power International, Inc. Class H	44,000	17,224
Huatai Securities Co., Ltd. Class H (d)	4,843	7,109
Huaxia Bank Co., Ltd. Class A	49,000	46,946
Huayu Automotive Systems Co., Ltd. Class A	2,500	10,165
Huazhu Group, Ltd. ADR (b) (c)	90	4,753
Iflytek Co., Ltd. Class A	4,100	42,886
Industrial & Commercial Bank of China, Ltd. Class A	51,900	41,531
Industrial & Commercial Bank of China, Ltd. Class H	1,217,448	714,869
Industrial Bank Co., Ltd. Class A	42,000	133,589
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	101,000	24,231
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	12,500	71,256
Intco Medical Technology Co., Ltd. Class A	500	9,658
iQIYI, Inc. ADR (b)	700	10,906
Jafron Biomedical Co., Ltd. Class A	2,190	29,273
Jason Furniture Hangzhou Co., Ltd. Class A	800	9,569
JD.com, Inc. ADR (b)	4,686	373,990
Jiangsu Expressway Co., Ltd. Class H	88,000	99,605
Jiangsu Hengrui Medicine Co., Ltd. Class A	27,542	289,750
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	16,766
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,000	$96,210
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	13,574
Jiangsu Zhongtian Technology Co., Ltd. Class A	6,300	9,751
Jiangxi Copper Co., Ltd. Class H (c)	21,000	42,996
Joinn Laboratories China Co., Ltd. Class A	400	11,376
Jointown Pharmaceutical Group Co., Ltd. Class A	7,600	18,080
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	7,154
JOYY, Inc. ADR	290	19,131
Juewei Food Co., Ltd. Class A	500	6,523
Kaisa Group Holdings, Ltd. (c)	22,856	8,653
KE Holdings, Inc. ADR (b)	300	14,304
Kingboard Holdings, Ltd.	9,000	49,949
Kingdee International Software Group Co., Ltd. (b)	20,000	67,861
Kingsoft Corp., Ltd. (c)	3,000	17,983
Kunlun Energy Co., Ltd.	50,000	46,099
Kweichow Moutai Co., Ltd. Class A	2,900	923,165
KWG Group Holdings, Ltd.	17,500	23,436
Laobaixing Pharmacy Chain JSC Class A	3,040	24,787
Lee & Man Paper Manufacturing, Ltd.	25,000	19,026
Lenovo Group, Ltd.	158,915	182,737
Lepu Medical Technology Beijing Co., Ltd. Class A	2,500	12,429
Li Ning Co., Ltd.	3,500	42,726
Logan Group Co., Ltd.	16,000	23,941
Longfor Group Holdings, Ltd. (d)	8,000	44,812
Luxshare Precision Industry Co., Ltd. Class A (b)	12,689	90,343
Luzhou Laojiao Co., Ltd. Class A	3,200	116,859
Maxscend Microelectronics Co., Ltd. Class A	900	74,874
Meituan Class B (b) (d)	7,300	301,180
Metallurgical Corp. of China, Ltd. Class A	21,900	10,101
Microport Scientific Corp. (c)	6,000	53,813
Midea Group Co., Ltd. Class A	6,500	71,802

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ming Yuan Cloud Group Holdings, Ltd.	16,000	$79,425
Momo, Inc. ADR	230	3,521
NanJi E-Commerce Co., Ltd. Class A	8,000	12,097
NavInfo Co., Ltd. Class A	4,900	11,149
NetEase, Inc. ADR	1,287	148,327
New China Life Insurance Co., Ltd. Class H	4,500	15,356
New Oriental Education & Technology Group, Inc. ADR (b)	10,578	86,634
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	9,316
NIO, Inc. ADR (b)	300	15,960
Noah Holdings, Ltd. ADR (b)	314	14,821
Nongfu Spring Co., Ltd. Class H (d)	14,200	71,221
Offcn Education Technology Co., Ltd. Class A	3,600	11,640
Oppein Home Group, Inc. Class A	480	10,547
Ovctek China, Inc. Class A	2,660	42,633
People's Insurance Co. Group of China, Ltd. Class H	96,000	32,017
Perfect World Co., Ltd. Class A	1,850	6,846
PetroChina Co., Ltd. Class A	69,900	57,233
PetroChina Co., Ltd. Class H	412,000	200,540
Pharmaron Beijing Co., Ltd. Class H (d)	600	15,993
PICC Property & Casualty Co., Ltd. Class H	44,270	38,764
Pinduoduo, Inc. ADR (b)	1,313	166,777
Ping An Bank Co., Ltd. Class A	2,600	9,103
Ping An Insurance Group Co. of China, Ltd. Class A	2,700	26,863
Ping An Insurance Group Co. of China, Ltd. Class H	55,500	543,505
Poly Developments & Holdings Group Co., Ltd. Class A	2,500	4,659
Postal Savings Bank of China Co., Ltd. Class H (b) (d)	376,000	253,221
Power Construction Corp. of China, Ltd. Class A	20,800	12,459
SAIC Motor Corp., Ltd. Class A	8,100	27,544
Security Description	Shares	Value
Sanan Optoelectronics Co., Ltd. Class A	2,100	$10,417
Sangfor Technologies, Inc. Class A	900	36,146
SDIC Power Holdings Co., Ltd. Class A	34,100	50,721
Seazen Group, Ltd.	28,000	26,537
SF Holding Co., Ltd. Class A	1,000	10,479
Shaanxi Coal Industry Co., Ltd. Class A	7,500	13,756
Shandong Gold Mining Co., Ltd. Class A	18,152	53,999
Shandong Gold Mining Co., Ltd. Class H (c) (d)	20,500	36,270
Shandong Nanshan Aluminum Co., Ltd. Class A	26,700	14,877
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	74,665
Shanghai Baosight Software Co., Ltd. Class A	2,600	20,483
Shanghai Construction Group Co., Ltd. Class A	34,000	14,524
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	4,500	36,332
Shanghai Jahwa United Co., Ltd. Class A	4,200	39,095
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	100,152	93,041
Shanghai M&G Stationery, Inc. Class A	4,400	57,587
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	24,900	54,380
Shanghai Pudong Development Bank Co., Ltd. Class A	61,524	95,226
Shanghai RAAS Blood Products Co., Ltd. Class A	12,400	14,375
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	1,900	131,747
Shenergy Co., Ltd. Class A	12,500	11,879
Shennan Circuits Co., Ltd. Class A	1,680	28,897
Shenzhen Energy Group Co., Ltd. Class A	5,240	7,437
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	34,109

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	300	$3,448
Shenzhen International Holdings, Ltd.	15,107	20,893
Shenzhen Investment, Ltd.	40,212	12,376
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,600	267,485
Shenzhou International Group Holdings, Ltd.	34,300	866,129
Shimao Group Holdings, Ltd.	9,000	22,066
Sichuan Chuantou Energy Co., Ltd. Class A	22,599	43,128
Sichuan Swellfun Co., Ltd. Class A	1,500	29,334
Silergy Corp.	2,000	272,050
Sinopec Shanghai Petrochemical Co., Ltd. Class A	33,416	19,447
Sinopharm Group Co., Ltd. Class H	25,200	74,959
Sinotruk Hong Kong, Ltd.	6,500	13,928
Smoore International Holdings, Ltd. (d)	34,000	188,479
Songcheng Performance Development Co., Ltd. Class A	12,240	31,827
Sun Art Retail Group, Ltd. (b) (c)	69,332	51,603
Sunac China Holdings, Ltd. (b)	20,697	71,026
Suning.com Co., Ltd. Class A	29,100	25,178
Sunny Optical Technology Group Co., Ltd.	23,493	742,376
TAL Education Group ADR (b)	1,677	42,311
Tencent Holdings, Ltd.	9,978	750,356
Tencent Music Entertainment Group ADR (b)	3,892	60,248
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,200	17,880
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	3,700	22,105
Tingyi Cayman Islands Holding Corp.	18,000	35,927
Toly Bread Co., Ltd. Class A	4,200	20,282
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	2,100	3,881
Tongling Nonferrous Metals Group Co., Ltd. Class A	55,700	23,450
Security Description	Shares	Value
Topchoice Medical Corp. Class A (b)	1,900	$120,866
Topsports International Holdings, Ltd. (d)	16,000	26,207
TravelSky Technology, Ltd. Class H	18,000	38,847
Trip.com Group, Ltd. ADR (b)	1,307	46,346
Tsingtao Brewery Co., Ltd. Class H (b)	4,000	43,060
Uni-President China Holdings, Ltd.	28,000	30,899
Vipshop Holdings, Ltd. ADR (b)	2,689	53,995
Walvax Biotechnology Co., Ltd. Class A	3,700	35,334
Want Want China Holdings, Ltd.	174,000	123,232
Weibo Corp. ADR (b) (c)	371	19,522
Weichai Power Co., Ltd. Class H	12,000	26,671
Wens Foodstuffs Group Co., Ltd. Class A	13,380	29,759
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,300	15,986
Wuliangye Yibin Co., Ltd. Class A (b)	8,000	368,856
WuXi AppTec Co., Ltd. Class A	2,242	54,339
WuXi AppTec Co., Ltd. Class H (d)	2,520	58,831
Wuxi Biologics Cayman, Inc. (b) (d)	5,500	100,781
Xiaomi Corp. Class B (b) (d)	67,200	233,638
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	4,000	6,253
Xinyi Solar Holdings, Ltd.	3,455	7,456
Yadea Group Holdings, Ltd. (d)	36,000	77,416
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,680	11,147
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	2,767
Yanzhou Coal Mining Co., Ltd. Class H	22,000	29,576
Yealink Network Technology Corp., Ltd. Class A	1,950	25,292
Yihai International Holding, Ltd. (c)	18,000	120,875
Yonghui Superstores Co., Ltd. Class A	7,300	5,344
Yuexiu Property Co., Ltd.	9,200	9,691

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	6,094	$403,728
Yunnan Baiyao Group Co., Ltd. Class A	2,100	37,613
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,200	83,265
Zhaojin Mining Industry Co., Ltd. Class H	92,000	87,429
Zhejiang Dahua Technology Co., Ltd. Class A	2,300	7,511
Zhejiang Dingli Machinery Co., Ltd. Class A	700	6,359
Zhejiang Expressway Co., Ltd. Class H	14,000	12,457
Zhejiang Supor Co., Ltd. Class A	2,900	28,633
Zhejiang Weixing New Building Materials Co., Ltd. Class A	3,200	10,238
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	25,803
Zhongjin Gold Corp., Ltd. Class A	24,000	32,021
Zhongsheng Group Holdings, Ltd.	11,000	91,503
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	5,100	30,144
Zijin Mining Group Co., Ltd. Class A	33,700	50,543
Zijin Mining Group Co., Ltd. Class H	14,000	18,821
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	3,447	4,930
ZTE Corp. Class H	16,280	50,837
ZTO Express Cayman, Inc. ADR	3,974	120,611
		27,742,864
COLOMBIA — 0.1%
Bancolombia SA ADR	395	11,376
Bancolombia SA	967	6,837
Bancolombia SA Preference Shares	565	4,058
Ecopetrol SA ADR	434	6,345
Ecopetrol SA	8,677	6,325
Grupo de Inversiones Suramericana SA	1,141	5,653
Interconexion Electrica SA ESP	1,853	10,992
		51,586
CZECH REPUBLIC — 0.2%
CEZ A/S	1,346	39,926
Komercni banka A/S (b)	1,965	69,159
Security Description	Shares	Value
Moneta Money Bank A/S (b) (d)	10,267	$38,999
		148,084
EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR (b)	69,518	228,366
Eastern Co SAE	34,640	26,154
		254,520
GREECE — 0.2%
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	5,119	85,899
JUMBO SA	1,547	26,033
OPAP SA	6,216	93,693
		205,625
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (b)	30,000	4,172
China Huishan Dairy Holdings Co., Ltd. (b) (e)	1,072,393	—
Hutchmed China, Ltd. ADR (b)	283	11,113
Kingboard Laminates Holdings, Ltd.	26,500	59,444
Nine Dragons Paper Holdings, Ltd.	20,000	25,651
Perennial Energy Holdings, Ltd.	20,000	4,739
Sino Biopharmaceutical, Ltd.	47,000	46,117
SSY Group, Ltd.	46,000	41,108
		192,344
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (b)	6,502	51,796
OTP Bank Nyrt (b)	2,062	111,145
Richter Gedeon Nyrt	5,599	149,242
		312,183
INDIA — 16.0%
ACC, Ltd.	813	22,037
Adani Ports & Special Economic Zone, Ltd.	1,173	11,105
Adani Total Gas, Ltd.	8,791	120,617
Ambuja Cements, Ltd.	834	3,822
Apollo Hospitals Enterprise, Ltd.	261	12,711
Asian Paints, Ltd.	18,853	759,066
Aurobindo Pharma, Ltd.	954	12,388
Avenue Supermarts, Ltd. (b) (d)	608	27,354
Axis Bank, Ltd. (b)	6,530	65,739
Bajaj Auto, Ltd. (b)	3,745	208,277

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd. (b)	393	$31,807
Bajaj Finserv, Ltd. (b)	197	32,093
Balkrishna Industries, Ltd.	1,973	59,437
Berger Paints India, Ltd.	6,811	73,773
Bharat Electronics, Ltd.	27,116	64,935
Bharat Forge, Ltd. (b)	228	2,337
Bharat Petroleum Corp., Ltd.	7,087	44,631
Bharti Airtel, Ltd.	8,506	60,153
Britannia Industries, Ltd.	6,325	310,561
Cipla, Ltd.	8,595	112,384
Coal India, Ltd.	47,608	93,929
Colgate-Palmolive India, Ltd.	5,741	130,206
Container Corp. Of India, Ltd.	139	1,306
Dabur India, Ltd.	38,585	295,240
Divi's Laboratories, Ltd. (b)	5,375	318,772
Dr Reddy's Laboratories, Ltd. ADR	2,018	148,343
Dr Reddy's Laboratories, Ltd.	127	9,266
Eicher Motors, Ltd. (b)	4,366	156,898
GAIL India, Ltd. GDR	1,273	15,021
Godrej Consumer Products, Ltd. (b)	12,035	140,905
Grasim Industries, Ltd.	1,189	23,974
Havells India, Ltd.	4,056	53,487
HCL Technologies, Ltd.	56,576	748,587
HDFC Asset Management Co., Ltd. (d)	1,947	76,420
HDFC Life Insurance Co., Ltd. (d)	22,651	209,140
Hero MotoCorp, Ltd.	4,378	170,962
Hindalco Industries, Ltd.	12,564	62,888
Hindustan Petroleum Corp., Ltd.	12,793	50,463
Hindustan Unilever, Ltd.	31,217	1,037,893
Housing Development Finance Corp., Ltd.	6,155	204,967
ICICI Bank, Ltd. ADR (b)	6,355	108,670
ICICI Bank, Ltd. (b)	427	3,624
ICICI Lombard General Insurance Co., Ltd. (d)	5,650	119,111
Indian Oil Corp., Ltd.	24,463	35,511
Indraprastha Gas, Ltd.	8,584	64,412
Indus Towers, Ltd.	4,538	14,570
Infosys, Ltd. ADR	59,075	1,251,799
Infosys, Ltd.	48,086	1,022,660
InterGlobe Aviation, Ltd. (b) (d)	289	6,676
Ipca Laboratories, Ltd.	3,458	94,273
ITC, Ltd.	119,312	325,367
JSW Steel, Ltd.	2,916	26,830
Jubilant Foodworks, Ltd. (b)	552	22,875
Security Description	Shares	Value
Kotak Mahindra Bank, Ltd. (b)	321	$7,367
Larsen & Toubro Infotech, Ltd. (d)	1,688	92,457
Larsen & Toubro, Ltd. GDR	1,271	25,547
Larsen & Toubro, Ltd.	83	1,676
Lupin, Ltd.	4,534	70,093
Mahindra & Mahindra, Ltd. GDR	2,779	29,041
Mahindra & Mahindra, Ltd.	116	1,214
Marico, Ltd.	36,744	262,394
Maruti Suzuki India, Ltd.	699	70,680
Motherson Sumi Systems, Ltd. (b)	1,640	5,342
MRF, Ltd.	80	86,188
Nestle India, Ltd.	1,504	356,788
NTPC, Ltd.	24,336	38,110
Oil & Natural Gas Corp., Ltd.	31,403	49,726
Page Industries, Ltd.	440	174,757
Petronet LNG, Ltd.	30,040	91,256
Pidilite Industries, Ltd. (b)	9,667	280,132
Piramal Enterprises, Ltd.	250	8,066
Power Grid Corp. of India, Ltd.	20,305	63,486
REC, Ltd.	6,581	13,152
Reliance Industries, Ltd. GDR (d)	3,453	195,440
Reliance Industries, Ltd.	3,057	86,806
SBI Life Insurance Co., Ltd. (d)	546	7,405
Shree Cement, Ltd. (b)	19	7,031
Shriram Transport Finance Co., Ltd.	387	6,990
State Bank of India GDR	678	37,900
Sun Pharmaceutical Industries, Ltd.	8,593	78,086
Tata Consultancy Services, Ltd.	43,115	1,940,697
Tata Motors, Ltd. ADR (b)	1,293	29,455
Tata Motors, Ltd. (b)	4,804	21,949
Tata Steel, Ltd.	108	1,695
Tata Steel, Ltd. GDR	4,557	70,178
Tech Mahindra, Ltd.	30,790	453,772
Titan Co., Ltd.	5,578	130,013
UltraTech Cement, Ltd.	186	16,956
United Spirits, Ltd. (b)	3,091	27,515
UPL, Ltd.	2,299	24,523
Vedanta, Ltd.	10,311	36,462
Wipro, Ltd. ADR	14,571	113,799
Wipro, Ltd.	64,783	475,566
Yes Bank, Ltd. (b)	51,905	9,462
		14,579,444
INDONESIA — 1.6%
Adaro Energy Tbk PT	136,000	11,302
Astra International Tbk PT	76,900	26,199

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bank Central Asia Tbk PT	315,025	$654,492
Bank Mandiri Persero Tbk PT	72,100	29,337
Bank Negara Indonesia Persero Tbk PT	43,600	13,922
Bank Rakyat Indonesia Persero Tbk PT	203,500	55,296
Charoen Pokphand Indonesia Tbk PT	27,500	11,854
Gudang Garam Tbk PT (b)	18,000	54,869
Indah Kiat Pulp & Paper Tbk PT	18,500	9,505
Indocement Tunggal Prakarsa Tbk PT	7,000	4,972
Indofood CBP Sukses Makmur Tbk PT	85,900	48,282
Indofood Sukses Makmur Tbk PT	40,400	17,205
Kalbe Farma Tbk PT	548,000	52,910
Semen Indonesia Persero Tbk PT	13,200	8,648
Telkom Indonesia Persero Tbk PT	1,594,375	346,364
Unilever Indonesia Tbk PT	267,100	91,182
United Tractors Tbk PT	13,100	18,295
		1,454,634
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC	5,234	15,947
Kuwait Finance House KSCP	8,702	21,921
Mobile Telecommunications Co. KSCP	129,156	252,482
National Bank of Kuwait SAKP	97,737	275,402
		565,752
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	1,225	24,041
MALAYSIA — 2.3%
AMMB Holdings Bhd	22,300	15,846
Axiata Group Bhd	7,404	6,670
CIMB Group Holdings Bhd	71,176	79,037
Dialog Group Bhd	2,600	1,810
DiGi.Com Bhd	67,900	67,548
Fraser & Neave Holdings Bhd	7,700	48,965
Genting Bhd	15,400	18,288
Genting Malaysia Bhd	13,000	8,674
HAP Seng Consolidated Bhd	22,600	42,462
Hartalega Holdings Bhd	58,900	104,279
Hong Leong Bank Bhd	28,620	129,054
Hong Leong Financial Group Bhd	2,400	10,290
IHH Healthcare Bhd	82,600	108,833
Security Description	Shares	Value
IOI Corp. Bhd	15,600	$14,129
Kossan Rubber Industries	32,500	25,208
Kuala Lumpur Kepong Bhd	12,976	63,638
Malayan Banking Bhd	157,230	307,150
Malaysia Airports Holdings Bhd (b)	2,700	3,902
Maxis Bhd	55,400	58,583
MISC Bhd	7,600	12,412
Nestle Malaysia Bhd	6,700	215,129
Petronas Chemicals Group Bhd	46,500	90,278
Petronas Dagangan Bhd	7,400	33,154
Petronas Gas Bhd	2,800	10,454
PPB Group Bhd	18,360	80,932
Public Bank Bhd	155,755	154,198
RHB Bank Bhd	8,838	11,496
Sime Darby Bhd	17,527	9,204
Sime Darby Plantation Bhd	7,767	7,446
Supermax Corp. Bhd	44,431	35,318
Telekom Malaysia Bhd	8,285	12,114
Tenaga Nasional Bhd	42,500	100,223
Top Glove Corp. Bhd	168,200	168,950
Westports Holdings Bhd	49,038	49,729
		2,105,403
MEXICO — 1.4%
America Movil SAB de CV Series L	138,603	104,420
Arca Continental SAB de CV	8,284	48,105
Cemex SAB de CV Series CPO (b)	69,224	58,479
Coca-Cola Femsa SAB de CV	5,127	27,159
Fibra Uno Administracion SA de CV REIT	21,210	22,935
Fomento Economico Mexicano SAB de CV	4,760	40,195
Gruma SAB de CV Class B	4,715	52,764
Grupo Aeroportuario del Pacifico SAB de CV Class B	81	863
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	310	5,728
Grupo Bimbo SAB de CV Class A	7,342	16,184
Grupo Carso SAB de CV Series A1	1,378	4,311
Grupo Financiero Banorte SAB de CV Series O	14,713	95,148
Grupo Financiero Inbursa SAB de CV Series O (b)	14,199	14,063
Grupo Mexico SAB de CV Class B	11,048	52,026
Grupo Televisa SAB Series CPO	13,254	37,957

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Industrias Penoles SAB de CV (b)	868	$11,996
Kimberly-Clark de Mexico SAB de CV Class A	3,031	5,384
Megacable Holdings SAB de CV	1,058	3,748
Orbia Advance Corp. SAB de CV	3,347	8,765
Promotora y Operadora de Infraestructura SAB de CV	336	2,691
Wal-Mart de Mexico SAB de CV	209,111	683,401
		1,296,322
PAKISTAN — 0.1%
Habib Bank, Ltd.	13,867	10,767
Lucky Cement, Ltd. (b)	2,470	13,532
MCB Bank, Ltd.	18,540	18,803
		43,102
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (b)	2,217	20,064
Credicorp, Ltd. (b)	1,473	178,395
Southern Copper Corp.	488	31,388
		229,847
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	23,050	19,903
Ayala Corp.	800	13,111
Ayala Land, Inc.	7,700	5,687
Bank of the Philippine Islands	72,669	132,044
BDO Unibank, Inc.	70,962	164,558
Globe Telecom, Inc.	2,300	86,695
GT Capital Holdings, Inc.	767	9,537
International Container Terminal Services, Inc.	23,670	79,377
JG Summit Holdings, Inc.	12,814	16,314
Jollibee Foods Corp.	2,240	9,802
Manila Electric Co.	15,730	89,324
Metro Pacific Investments Corp.	114,200	9,100
Metropolitan Bank & Trust Co.	39,966	39,872
PLDT, Inc.	631	16,714
SM Investments Corp.	1,215	24,877
SM Prime Holdings, Inc.	18,200	13,609
Universal Robina Corp.	16,460	48,724
		779,248
POLAND — 0.7%
Bank Polska Kasa Opieki SA (b)	1,821	44,485
CD Projekt SA	2,271	110,371
Cyfrowy Polsat SA	5,170	40,659
Dino Polska SA (b) (d)	1,944	142,928
Security Description	Shares	Value
KGHM Polska Miedz SA	795	$39,186
LPP SA (b)	5	16,903
Orange Polska SA (b)	6,011	10,603
PGE Polska Grupa Energetyczna SA (b)	12,331	30,479
Polski Koncern Naftowy ORLEN SA	3,155	63,630
Polskie Gornictwo Naftowe i Gazownictwo SA	9,845	17,254
Powszechna Kasa Oszczednosci Bank Polski SA (b)	6,630	65,882
Powszechny Zaklad Ubezpieczen SA (b)	2,577	24,843
Santander Bank Polska SA (b)	180	12,028
		619,251
QATAR — 0.9%
Barwa Real Estate Co.	69,117	56,569
Commercial Bank PQSC	30,259	43,797
Industries Qatar QSC	5,390	19,615
Masraf Al Rayan QSC	153,896	188,471
Mesaieed Petrochemical Holding Co.	9,494	4,907
Ooredoo QSC	8,949	17,930
Qatar Electricity & Water Co. QSC	27,383	125,295
Qatar Fuel QSC	6,532	31,772
Qatar Islamic Bank SAQ	30,308	143,924
Qatar National Bank QPSC	46,853	230,984
		863,264
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,374	9,740
RUSSIA — 3.5%
Alrosa PJSC (b)	78,210	143,640
Gazprom PJSC ADR	76,287	581,460
Inter Rao Use PJSC	471,671	30,345
LUKOIL PJSC ADR	3,865	357,976
Magnit PJSC GDR	2,950	42,790
MMC Norilsk Nickel PJSC ADR	1,885	64,222
Mobile TeleSystems PJSC ADR	2,793	25,863
Moscow Exchange MICEX (b)	5,004	11,678
Novatek PJSC GDR	294	64,474
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	2,784	87,696
Novolipetskiy Steel PJSC (b)	7,324	23,047
PhosAgro PJSC GDR	1,408	28,498
Polymetal International PLC	12,829	275,498
Polyus PJSC (b)	89	17,203

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Rosneft Oil Co. PJSC GDR	12,333	$95,457
Rosneft Oil Co. PJSC	5,544	43,321
Sberbank of Russia PJSC ADR (f)	13,883	230,527
Sberbank of Russia PJSC ADR (f)	6,842	114,193
Severstal PAO GDR	6,780	145,770
Surgutneftegas PJSC ADR	28,628	178,066
Surgutneftegas PJSC ADR	10,846	53,818
Tatneft PJSC ADR (f)	531	23,162
Tatneft PJSC ADR (f)	1,551	67,027
TCS Group Holding PLC GDR	4,148	362,950
VTB Bank PJSC GDR	9,051	12,038
VTB Bank PJSC (b)	17,049,040	11,321
X5 Retail Group NV GDR	972	34,078
Yandex NV Class A (b)	520	36,845
		3,162,963
SAUDI ARABIA — 5.1%
Abdullah Al Othaim Markets Co.	4,182	138,270
Advanced Petrochemical Co.	5,857	112,911
Al Rajhi Bank	49,179	1,455,543
Alinma Bank	39,309	220,526
Almarai Co. JSC	894	15,113
Arab National Bank	3,514	21,269
Bank AlBilad (b)	5,743	56,199
Bank Al-Jazira (b)	8,302	40,952
Banque Saudi Fransi	3,225	33,021
Bupa Arabia for Cooperative Insurance Co.	4,631	153,362
Co. for Cooperative Insurance	2,866	63,275
Dar Al Arkan Real Estate Development Co. (b)	1,586	4,466
Dr Sulaiman Al Habib Medical Services Group Co.	1,956	85,220
Emaar Economic City (b)	5,204	17,761
Etihad Etisalat Co.	20,083	177,515
Jarir Marketing Co.	6,945	391,101
Mobile Telecommunications Co. (b)	13,213	51,226
Mouwasat Medical Services Co.	1,128	54,198
National Industrialization Co. (b)	1,195	6,156
Rabigh Refining & Petrochemical Co. (b)	860	5,389
Riyad Bank	6,483	45,808
SABIC Agri-Nutrients Co.	6,995	222,697
Sahara International Petrochemical Co.	927	7,576
Security Description	Shares	Value
Saudi Arabian Mining Co. (b)	439	$7,398
Saudi Arabian Oil Co. (d)	4,689	43,884
Saudi Basic Industries Corp.	9,302	302,097
Saudi British Bank (b)	4,804	40,349
Saudi Electricity Co.	15,853	102,040
Saudi Kayan Petrochemical Co. (b)	1,738	8,369
Saudi National Bank	9,209	141,435
Saudi Telecom Co.	15,579	546,661
Savola Group	2,598	29,891
Yanbu National Petrochemical Co.	3,023	58,519
		4,660,197
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	2,200	18,556
SOUTH AFRICA — 1.8%
Absa Group, Ltd. (b)	6,867	65,271
African Rainbow Minerals, Ltd.	1,942	34,729
Anglo American Platinum, Ltd.	1,806	208,620
Aspen Pharmacare Holdings, Ltd. (b)	1,622	18,413
Bid Corp., Ltd. (b)	1,167	25,304
Bidvest Group, Ltd.	1,882	25,104
Capitec Bank Holdings, Ltd.	341	40,276
Clicks Group, Ltd.	9,512	163,670
Discovery, Ltd. (b)	1,197	10,585
Exxaro Resources, Ltd.	1,325	15,629
FirstRand, Ltd.	19,335	72,567
Gold Fields, Ltd.	2,169	19,505
Growthpoint Properties, Ltd. REIT	9,861	10,290
Harmony Gold Mining Co., Ltd.	1,617	5,975
Impala Platinum Holdings, Ltd.	1,261	20,797
Kumba Iron Ore, Ltd.	2,228	99,955
Mr. Price Group, Ltd.	8,895	131,144
MTN Group, Ltd. (b) (c)	9,599	69,397
MultiChoice Group, Ltd.	439	3,608
Naspers, Ltd. Class N	666	139,844
Nedbank Group, Ltd. (b)	3,605	43,140
Old Mutual, Ltd.	39,769	37,600
Rand Merchant Investment Holdings, Ltd.	2,263	4,967
Remgro, Ltd.	2,713	21,774
Sanlam, Ltd.	8,404	36,120
Sasol, Ltd. (b)	3,636	55,515
Shoprite Holdings, Ltd.	3,891	42,358
Sibanye Stillwater, Ltd.	3,994	16,688
SPAR Group, Ltd. (c)	2,212	28,023
Standard Bank Group, Ltd.	9,195	82,176

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tiger Brands, Ltd.	2,099	$30,723
Vodacom Group, Ltd.	6,527	58,862
Woolworths Holdings, Ltd. (b)	5,634	21,271
		1,659,900
SOUTH KOREA — 9.8%
Amorepacific Corp.	91	20,363
AMOREPACIFIC Group	102	5,797
BGF retail Co., Ltd.	134	21,359
Celltrion Healthcare Co., Ltd. (b)	111	11,404
Celltrion, Inc. (b)	212	50,546
Cheil Worldwide, Inc.	803	17,933
CJ CheilJedang Corp.	108	44,211
CJ Corp.	330	31,355
CJ ENM Co., Ltd.	20	3,245
CJ Logistics Corp. (b)	340	53,439
Coway Co., Ltd.	2,526	176,527
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	357	11,349
DB Insurance Co., Ltd.	1,049	51,046
Doosan Bobcat, Inc. (b)	176	7,502
Doosan Heavy Industries & Construction Co., Ltd. (b)	498	10,547
E-MART, Inc.	389	55,268
Fila Holdings Corp.	136	7,029
GS Engineering & Construction Corp.	488	18,590
GS Holdings Corp.	662	27,188
Hana Financial Group, Inc.	4,624	189,082
Hankook Tire & Technology Co., Ltd.	600	27,545
Hanmi Pharm Co., Ltd.	7	2,079
Hanon Systems	4,440	65,251
Hanwha Solutions Corp. (b)	654	25,872
Hotel Shilla Co., Ltd.	72	6,202
Hyundai Engineering & Construction Co., Ltd.	655	33,909
Hyundai Glovis Co., Ltd.	138	25,611
Hyundai Heavy Industries Holdings Co., Ltd.	620	38,979
Hyundai Mobis Co., Ltd.	493	127,830
Hyundai Motor Co.	870	185,024
Hyundai Motor Co. Preference Shares	481	49,119
Hyundai Motor Co. Preference Shares	292	29,948
Hyundai Motor Co. GDR (b)	336	17,136
Hyundai Steel Co.	962	45,873
Industrial Bank of Korea	3,778	35,225
Kakao Corp.	1,349	195,255
Kangwon Land, Inc. (b)	1,130	26,992
KB Financial Group, Inc.	1,091	54,058
Security Description	Shares	Value
KB Financial Group, Inc. ADR (b) (c)	4,117	$202,968
Kia Corp.	1,982	157,694
KMW Co., Ltd. (b)	449	21,570
Korea Aerospace Industries, Ltd.	194	5,668
Korea Electric Power Corp. ADR	8,160	88,128
Korea Electric Power Corp.	2,245	49,539
Korea Investment Holdings Co., Ltd.	232	21,219
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	234	27,843
Korea Zinc Co., Ltd.	25	9,579
Korean Air Lines Co., Ltd. (b)	820	22,936
KT&G Corp.	3,247	243,348
Kumho Petrochemical Co., Ltd.	103	20,030
LG Chem, Ltd.	100	75,478
LG Chem, Ltd. Preference Shares	7	2,384
LG Corp.	368	33,495
LG Display Co., Ltd. ADR (b)	2,537	27,120
LG Display Co., Ltd. (b)	1,987	43,228
LG Electronics, Inc.	840	121,955
LG Household & Health Care, Ltd.	289	452,176
LG Household & Health Care, Ltd. Preference Shares	170	115,482
LG Innotek Co., Ltd.	137	27,129
LG Uplus Corp.	2,564	34,949
Lotte Chemical Corp.	187	43,589
Lotte Shopping Co., Ltd.	183	18,769
LX Holdings Corp. (b)	330	3,297
Meritz Securities Co., Ltd.	1,894	7,963
Mirae Asset Securities Co., Ltd.	3,928	32,892
NAVER Corp.	1,038	384,820
NCSoft Corp.	687	500,235
Netmarble Corp. (d)	330	39,266
NH Investment & Securities Co., Ltd.	768	8,797
Orion Corp/Republic of Korea	39	4,104
Pan Ocean Co., Ltd.	1,378	10,450
Pearl Abyss Corp. (b)	1,750	117,635
POSCO ADR	2,517	193,230
POSCO	125	38,627
S-1 Corp.	1,367	99,416
Samsung Biologics Co., Ltd. (b) (d)	115	85,881
Samsung C&T Corp.	490	59,393

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	228	$35,835
Samsung Electronics Co., Ltd. Preference Shares	1,310	85,732
Samsung Electronics Co., Ltd.	24,433	1,750,871
Samsung Engineering Co., Ltd. (b)	505	10,717
Samsung Fire & Marine Insurance Co., Ltd.	331	64,810
Samsung Heavy Industries Co., Ltd. (b)	1,948	11,607
Samsung Life Insurance Co., Ltd.	601	42,587
Samsung SDI Co., Ltd.	119	73,757
Samsung SDS Co., Ltd.	704	115,651
Samsung Securities Co., Ltd.	421	16,804
Seegene, Inc. (b)	171	12,558
Shinhan Financial Group Co., Ltd.	1,164	41,965
Shinhan Financial Group Co., Ltd. ADR (b) (c)	5,340	191,439
Shinsegae, Inc.	57	14,451
SK Holdings Co., Ltd.	569	142,736
SK Hynix, Inc.	4,285	485,137
SK Innovation Co., Ltd. (b)	205	53,792
SK Telecom Co., Ltd. ADR	10,811	339,573
SK Telecom Co., Ltd.	140	39,782
S-Oil Corp. (b)	279	25,394
Woori Financial Group, Inc.	9,081	92,330
Yuhan Corp.	1,634	91,556
		8,997,054
TAIWAN — 14.0%
Accton Technology Corp.	21,000	249,098
Acer, Inc.	30,258	31,819
Advantech Co., Ltd.	30,838	381,843
ASE Technology Holding Co., Ltd.	21,124	84,913
Asia Cement Corp.	29,200	53,134
Asustek Computer, Inc. (b)	21,000	280,000
AU Optronics Corp.	172,000	139,822
Catcher Technology Co., Ltd.	8,000	52,257
Cathay Financial Holding Co., Ltd.	72,770	140,774
Chailease Holding Co., Ltd.	7,259	52,757
Chang Hwa Commercial Bank, Ltd.	33,895	19,647
Cheng Shin Rubber Industry Co., Ltd.	20,000	33,558
China Development Financial Holding Corp.	198,000	93,448
China Life Insurance Co., Ltd.	21,997	20,803
Security Description	Shares	Value
China Steel Corp.	77,440	$110,063
Chunghwa Telecom Co., Ltd.	117,540	480,917
Compal Electronics, Inc.	193,000	154,816
CTBC Financial Holding Co., Ltd.	129,900	105,832
Delta Electronics, Inc.	7,623	82,899
E.Sun Financial Holding Co., Ltd.	178,601	168,585
Eclat Textile Co., Ltd.	5,379	126,644
Evergreen Marine Corp. Taiwan, Ltd. (b)	8,565	60,558
Far Eastern New Century Corp.	21,560	24,762
Far EasTone Telecommunications Co., Ltd.	131,449	304,768
Feng TAY Enterprise Co., Ltd.	18,176	159,499
First Financial Holding Co., Ltd.	494,675	403,019
Formosa Chemicals & Fibre Corp.	31,000	94,238
Formosa Petrochemical Corp.	23,000	87,914
Formosa Plastics Corp.	31,000	114,598
Foxconn Technology Co., Ltd.	14,892	35,115
Fubon Financial Holding Co., Ltd.	60,000	159,139
Giant Manufacturing Co., Ltd.	1,000	11,431
Globalwafers Co., Ltd.	8,000	263,867
Hiwin Technologies Corp.	1,183	16,771
Hon Hai Precision Industry Co., Ltd.	130,730	525,501
Hotai Motor Co., Ltd.	1,000	22,037
Hua Nan Financial Holdings Co., Ltd.	376,349	249,211
Innolux Corp.	70,751	52,690
Inventec Corp.	31,000	29,206
Largan Precision Co., Ltd.	3,000	333,782
Lite-On Technology Corp.	48,952	101,198
MediaTek, Inc.	2,877	99,333
Mega Financial Holding Co., Ltd.	105,657	124,570
Micro-Star International Co., Ltd.	21,000	118,708
Nan Ya Plastics Corp.	28,000	83,611
Nanya Technology Corp.	9,000	25,744
Nien Made Enterprise Co., Ltd.	7,000	103,885
Novatek Microelectronics Corp.	22,000	394,006
Pegatron Corp.	28,000	69,140
Phison Electronics Corp.	2,000	34,455
Pou Chen Corp.	31,000	43,725

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Powertech Technology, Inc.	13,000	$50,157
President Chain Store Corp.	28,000	264,298
Quanta Computer, Inc.	30,000	94,213
Realtek Semiconductor Corp.	18,000	326,245
Ruentex Development Co., Ltd.	18,397	37,372
Shanghai Commercial & Savings Bank, Ltd.	31,387	50,974
Shin Kong Financial Holding Co., Ltd.	126,958	43,424
SinoPac Financial Holdings Co., Ltd. (b)	81,152	40,048
Synnex Technology International Corp.	86,900	158,751
Taishin Financial Holding Co., Ltd.	73,605	40,286
Taiwan Business Bank	227,446	77,142
Taiwan Cement Corp.	31,474	57,611
Taiwan Cooperative Financial Holding Co., Ltd.	549,617	419,179
Taiwan High Speed Rail Corp.	58,000	62,241
Taiwan Mobile Co., Ltd.	118,542	433,963
Taiwan Semiconductor Manufacturing Co., Ltd.	131,495	2,808,058
Uni-President Enterprises Corp.	31,164	81,874
United Microelectronics Corp.	76,000	144,840
Vanguard International Semiconductor Corp.	31,000	131,288
Walsin Technology Corp.	2,000	16,330
Win Semiconductors Corp.	11,000	148,048
Winbond Electronics Corp.	20,000	25,016
Wistron Corp.	63,535	70,689
WPG Holdings, Ltd.	81,280	149,068
Yageo Corp.	1,198	23,863
Yuanta Financial Holding Co., Ltd. (b)	47,404	45,681
Zhen Ding Technology Holding, Ltd.	8,000	30,148
		12,840,917
TANZANIA, UNITED REPUBLIC OF — 0.3%
AngloGold Ashanti, Ltd.	13,804	256,663
THAILAND — 2.5%
Advanced Info Service PCL	64,321	343,179
Airports of Thailand PCL	24,000	46,427
Airports of Thailand PCL NVDR	96,970	187,586
Bangkok Bank PCL	2,300	8,109
Bangkok Bank PCL NVDR	3,500	12,340
Security Description	Shares	Value
Bangkok Commercial Asset Management PCL	11,880	$6,895
Bangkok Dusit Medical Services PCL Class F	256,092	183,779
Bangkok Expressway & Metro PCL	445,333	113,244
Berli Jucker PCL NVDR	3,200	3,470
BTS Group Holdings PCL	186,728	54,475
Bumrungrad Hospital PCL	29,095	116,652
Carabao Group PCL Class F	4,200	18,543
Central Pattana PCL	12,568	20,587
Central Retail Corp. PCL NVDR	10,163	10,623
Central Retail Corp. PCL	634	663
Charoen Pokphand Foods PCL	27,886	23,057
CP ALL PCL	127,261	238,242
Electricity Generating PCL	2,309	12,608
Energy Absolute PCL	900	1,713
Energy Absolute PCL NVDR	2,700	5,139
Home Product Center PCL	340,974	153,199
Indorama Ventures PCL	1,400	1,780
Indorama Ventures PCL NVDR	7,800	9,917
Intouch Holdings PCL Class F	130,900	265,476
Krung Thai Bank PCL	102,703	34,288
Land & Houses PCL	23,400	5,804
Minor International PCL (b)	2,800	2,621
Minor International PCL NVDR (b)	4,796	4,489
Osotspa PCL	12,300	14,488
PTT Exploration & Production PCL	7,628	27,846
PTT Global Chemical PCL	20,862	38,404
PTT Oil & Retail Business PCL	83,800	79,747
PTT PCL	67,460	82,615
Ratch Group PCL	3,100	4,425
Siam Cement PCL	2,824	38,065
Siam Cement PCL NVDR	3,500	47,176
Siam Commercial Bank PCL	9,100	27,825
Sri Trang Gloves Thailand PCL	8,800	11,463
Thai Oil PCL	10,388	17,664
Thai Union Group PCL NVDR	52,800	32,619
Thai Union Group PCL Class F	12,800	7,908
True Corp. PCL	47,800	4,743
		2,319,893
TURKEY — 0.5%
Akbank T.A.S.	37,404	22,733

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret A/S	23,123	$39,179
BIM Birlesik Magazalar A/S	31,999	228,919
Eregli Demir ve Celik Fabrikalari TAS	7,307	15,140
Ford Otomotiv Sanayi A/S	2,112	41,377
KOC Holding A/S	7,435	15,687
Turkcell Iletisim Hizmetleri A/S	14,383	26,655
Turkiye Garanti Bankasi A/S	23,949	22,881
Turkiye Is Bankasi A/S Class C	23,558	13,830
Turkiye Petrol Rafinerileri AS (b)	1,368	14,920
		441,321
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	16,874	31,560
Abu Dhabi National Oil Co. for Distribution PJSC	161,738	190,661
Aldar Properties PJSC	32,075	33,357
Dubai Islamic Bank PJSC	34,473	45,236
Emaar Properties PJSC	32,691	37,024
Emirates NBD Bank PJSC	16,045	57,879
Emirates Telecommunications Group Co. PJSC	105,493	631,841
First Abu Dhabi Bank PJSC	59,813	271,940
		1,299,498
UNITED STATES — 0.0% (a)
JBS SA	5,850	33,926
TOTAL COMMON STOCKS (Cost $69,689,179)		90,894,967

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Ultrapar Participacoes SA (expiring 7/26/21) (b) (Cost: $0)	91	1
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 02/15/24) (b)	150	21
Minor International PCL (expiring 05/05/23) (b)	165	27
Minor International PCL (expiring 12/31/21) (b)	4,110	67
Security Description	Shares	Value
Minor International PCL (expiring 2/15/24) (b)	88	$12
Minor International PCL (expiring 5/5/23) (b)	97	16
TOTAL WARRANTS (Cost $0)		143
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	40,068	40,080
State Street Navigator Securities Lending Portfolio II (i) (j)	326,683	326,683
TOTAL SHORT-TERM INVESTMENTS (Cost $366,763)		366,763
TOTAL INVESTMENTS — 99.8% (Cost $70,058,463)		91,264,370
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		160,587
NET ASSETS — 100.0%		$91,424,957
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,496	$—	$2,496
Common Stocks	88,787,623	2,023,603	83,741	90,894,967
Rights	1	—	—	1
Warrants	143	—	—	143
Short-Term Investments	366,763	—	—	366,763
TOTAL INVESTMENTS	$89,154,530	$2,026,099	$83,741	$91,264,370
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	20.9%
Financials	20.2
Consumer Staples	12.3
Consumer Discretionary	10.6
Communication Services	8.8
Materials	8.7
Health Care	6.0
Energy	4.2
Industrials	3.9
Utilities	2.6
Real Estate	1.2
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	569,594	$569,708	$8,416,467	$8,946,245	$93	$57	40,068	$40,080	$166
State Street Navigator Securities Lending Portfolio II	1,006,930	1,006,930	12,532,462	13,212,709	—	—	326,683	326,683	6,128
Total		$1,576,638	$20,948,929	$22,158,954	$93	$57		$366,763	$6,294
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.0%
APA Group Stapled Security	1,278	$8,539
Aristocrat Leisure, Ltd. (a)	379	12,261
ASX, Ltd.	339	19,778
Aurizon Holdings, Ltd.	3,036	8,479
AusNet Services, Ltd.	3,331	4,376
Australia & New Zealand Banking Group, Ltd.	1,930	40,788
BHP Group PLC	686	20,185
BHP Group, Ltd. (a)	842	30,703
BlueScope Steel, Ltd.	536	8,837
Brambles, Ltd.	609	5,230
Cochlear, Ltd.	57	10,770
Coles Group, Ltd.	900	11,547
Commonwealth Bank of Australia (a)	776	58,182
Computershare, Ltd.	414	5,253
CSL, Ltd.	599	128,250
Dexus REIT	1,076	8,619
Endeavour Group, Ltd. (b)	2,715	12,821
Fortescue Metals Group, Ltd.	2,294	40,197
Glencore PLC	10,521	44,976
Goodman Group REIT	156	2,479
GPT Group REIT	324	1,192
LendLease Corp., Ltd. Stapled Security	541	4,655
Macquarie Group, Ltd.	75	8,808
Magellan Financial Group, Ltd.	96	3,882
Medibank Pvt, Ltd.	1,984	4,707
Mirvac Group REIT	1,266	2,775
National Australia Bank, Ltd.	2,023	39,822
Newcrest Mining, Ltd.	133	2,524
Orica, Ltd.	488	4,865
QBE Insurance Group, Ltd.	82	664
Ramsay Health Care, Ltd.	101	4,773
REA Group, Ltd.	94	11,929
Rio Tinto PLC	1,621	133,218
Rio Tinto, Ltd.	473	44,970
Santos, Ltd.	1,127	5,999
Scentre Group REIT	748	1,539
Sonic Healthcare, Ltd.	973	28,050
South32, Ltd.	3,435	7,556
Stockland REIT	581	2,033
Suncorp Group, Ltd.	658	5,488
Telstra Corp., Ltd.	4,871	13,750
Transurban Group Stapled Security	490	5,235
Treasury Wine Estates, Ltd.	575	5,042
Wesfarmers, Ltd.	2,400	106,486
Westpac Banking Corp.	2,146	41,583
Woodside Petroleum, Ltd.	199	3,318
Woolworths Group, Ltd.	2,715	77,720
		1,054,853
Security Description	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank AG	196	$7,192
OMV AG	227	12,914
Raiffeisen Bank International AG	400	9,060
Voestalpine AG	25	1,018
		30,184
BELGIUM — 0.2%
Ageas SA/NV	71	3,940
Anheuser-Busch InBev SA/NV	243	17,524
Elia Group SA (a)	41	4,327
Etablissements Franz Colruyt NV	366	20,469
Groupe Bruxelles Lambert SA	60	6,713
KBC Group NV	138	10,523
Proximus SADP	661	12,769
Sofina SA	13	5,609
Solvay SA	12	1,526
UCB SA	104	10,873
Umicore SA	104	6,352
		100,625
BERMUDA — 0.0% (c)
RenaissanceRe Holdings, Ltd.	49	7,292
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	648	28,593
Yara International ASA	25	1,317
		29,910
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	1,329	80,450
Algonquin Power & Utilities Corp. (a)	330	4,922
Alimentation Couche-Tard, Inc. Class B	1,194	43,920
AltaGas, Ltd. (a)	310	6,514
Atco, Ltd. Class I	160	5,680
B2Gold Corp. (a)	1,000	4,199
Bank of Montreal	339	34,784
Bank of Nova Scotia	687	44,727
Barrick Gold Corp.	588	12,175
BCE, Inc.	653	32,236
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	3	159
Brookfield Asset Management, Inc. Class A (a)	455	23,237
Cameco Corp.	340	6,524
Canadian Imperial Bank of Commerce (a)	319	36,351
Canadian National Railway Co.	788	83,229
Canadian Natural Resources, Ltd.	694	25,220
Canadian Pacific Railway, Ltd.	735	56,578
Canadian Utilities, Ltd. Class A	180	5,000
Cenovus Energy, Inc.	797	7,633
CGI, Inc. (b)	793	71,974

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Constellation Software, Inc.	35	$53,064
Dollarama, Inc.	150	6,873
Emera, Inc.	160	7,267
Empire Co., Ltd. Class A	494	15,598
Enbridge, Inc.	853	34,187
Fairfax Financial Holdings, Ltd.	35	15,365
Fortis, Inc.	258	11,432
Franco-Nevada Corp.	1,093	158,782
George Weston, Ltd.	130	12,404
Great-West Lifeco, Inc.	358	10,645
Hydro One, Ltd. (d)	200	4,839
iA Financial Corp., Inc.	125	6,813
Intact Financial Corp.	914	124,305
Keyera Corp. (a)	250	6,725
Kinross Gold Corp.	498	3,161
Kirkland Lake Gold, Ltd.	354	13,656
Loblaw Cos., Ltd.	459	28,278
Magna International, Inc.	250	23,171
Manulife Financial Corp.	613	12,079
Metro, Inc.	426	20,445
National Bank of Canada	125	9,365
Nutrien, Ltd. (a)	251	15,225
Open Text Corp.	278	14,132
Pembina Pipeline Corp. (a)	386	12,279
Power Corp. of Canada (a)	450	14,238
Quebecor, Inc. Class B	180	4,806
RioCan Real Estate Investment Trust	398	7,097
Rogers Communications, Inc. Class B	554	29,483
Royal Bank of Canada	694	70,386
Shaw Communications, Inc. Class B	620	17,980
Sun Life Financial, Inc.	100	5,162
Suncor Energy, Inc.	772	18,510
TC Energy Corp. (a)	345	17,090
Teck Resources, Ltd. Class B	233	5,372
TELUS Corp.	2,782	62,456
Thomson Reuters Corp.	478	47,530
Toronto-Dominion Bank	1,813	127,187
		1,632,899
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	5,500	18,662
Chow Tai Fook Jewellery Group, Ltd.	3,400	7,767
Prosus NV (b)	121	11,834
Wilmar International, Ltd.	1,500	5,021
		43,284
DENMARK — 1.6%
AP Moller - Maersk A/S Class A	8	22,225
Carlsberg AS Class B	130	24,236
Chr. Hansen Holding A/S	24	2,166
Coloplast A/S Class B	910	149,331
Danske Bank A/S	781	13,744
DSV Panalpina A/S	68	15,860
Security Description	Shares	Value
Genmab A/S (b)	74	$30,282
GN Store Nord A/S	101	8,823
Novo Nordisk A/S Class B	5,024	420,953
Novozymes A/S Class B	483	36,411
Orsted A/S (d)	55	7,719
Pandora A/S	144	19,359
Tryg A/S	934	22,931
Vestas Wind Systems A/S	1,120	43,724
		817,764
FINLAND — 0.4%
Elisa Oyj	1,171	69,879
Fortum Oyj	202	5,572
Kone Oyj Class B	798	65,109
Neste Oyj	197	12,064
Nokia Oyj (b)	1,444	7,715
Nordea Bank Abp	1,209	13,467
Orion Oyj Class B	141	6,062
Sampo Oyj Class A	202	9,285
Stora Enso Oyj Class R	323	5,893
UPM-Kymmene Oyj	252	9,533
Wartsila OYJ Abp	229	3,399
		207,978
FRANCE — 2.1%
Air Liquide SA	115	20,138
Airbus SE (b)	127	16,332
Arkema SA	15	1,882
AXA SA	1,363	34,566
BioMerieux	64	7,438
BNP Paribas SA	1,237	77,558
Bollore SA	1,138	6,100
Bouygues SA	44	1,627
Capgemini SE	44	8,453
Carrefour SA	777	15,282
Cie de Saint-Gobain	345	22,723
Cie Generale des Etablissements Michelin SCA	109	17,386
CNP Assurances	403	6,858
Credit Agricole SA	1,617	22,655
Danone SA	290	20,418
Dassault Aviation SA	4	4,706
Dassault Systemes SE	14	3,395
Eiffage SA	13	1,323
Electricite de France SA	271	3,702
Engie SA	1,265	17,333
EssilorLuxottica SA	55	10,152
Eurazeo SE	56	4,881
Faurecia SE	26	1,276
Gecina SA REIT	3	460
Getlink SE	115	1,793
Hermes International	101	147,145
Iliad SA	103	15,073
Kering SA	24	20,976
Klepierre SA REIT	181	4,664
Legrand SA	19	2,011
L'Oreal SA	266	118,546

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	66	$51,760
Natixis SA	2,171	10,298
Orange SA	8,876	101,208
Pernod Ricard SA	76	16,872
Publicis Groupe SA	44	2,815
Renault SA (b)	508	20,534
Safran SA	64	8,874
Sanofi	490	51,345
Sartorius Stedim Biotech	67	31,695
SCOR SE (b)	28	891
Societe Generale SA	1,900	56,015
Sodexo SA (b)	7	653
Suez SA	109	2,592
Thales SA	38	3,877
TotalEnergies SE	1,405	63,573
Unibail-Rodamco-Westfield REIT (b)	117	10,127
Valeo SA	192	5,777
Veolia Environnement SA	379	11,448
Vinci SA	180	19,209
Vivendi SE	203	6,820
Worldline SA (b)(d)	16	1,498
		1,114,733
GERMANY — 2.4%
adidas AG	55	20,474
Allianz SE	239	59,605
Aroundtown SA	902	7,039
BASF SE	386	30,413
Bayer AG	303	18,401
Bayerische Motoren Werke AG	294	31,138
Bayerische Motoren Werke AG Preference Shares	69	6,202
Beiersdorf AG	93	11,222
Brenntag SE	110	10,230
Commerzbank AG (b)	2,153	15,274
Continental AG (b)	67	9,851
Covestro AG (d)	114	7,363
Daimler AG	968	86,441
Deutsche Bank AG (b)	1,768	23,034
Deutsche Boerse AG	177	30,898
Deutsche Lufthansa AG (a)(b)	679	7,642
Deutsche Post AG	530	36,052
Deutsche Telekom AG	12,861	271,666
Deutsche Wohnen SE	97	5,933
E.ON SE	943	10,908
Fresenius SE & Co. KGaA	286	14,922
Fuchs Petrolub SE Preference Shares	56	2,724
Hannover Rueck SE	10	1,673
HeidelbergCement AG	19	1,630
HelloFresh SE (b)	570	55,415
Henkel AG & Co. KGaA Preference Shares	102	10,770
Henkel AG & Co. KGaA	59	5,433
Infineon Technologies AG	485	19,452
Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(b)(d)	56	$5,171
Knorr-Bremse AG	50	5,752
LANXESS AG	14	960
LEG Immobilien SE	42	6,049
Merck KGaA	43	8,246
MTU Aero Engines AG	27	6,689
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	29,032
Porsche Automobil Holding SE Preference Shares	114	12,216
Rational AG	6	5,436
RWE AG	430	15,584
SAP SE	1,107	156,012
Scout24 AG (d)	62	5,229
Siemens AG	256	40,566
Siemens Energy AG (b)	134	4,040
Siemens Healthineers AG (d)	378	23,167
Symrise AG	38	5,295
TeamViewer AG (b)(d)	131	4,928
Telefonica Deutschland Holding AG	4,693	12,383
Uniper SE	206	7,588
United Internet AG	115	4,702
Volkswagen AG	24	7,878
Volkswagen AG Preference Shares	233	58,358
Vonovia SE	61	3,944
		1,241,030
HONG KONG — 1.5%
AIA Group, Ltd.	3,000	37,279
CK Asset Holdings, Ltd.	678	4,679
CK Infrastructure Holdings, Ltd.	500	2,981
CLP Holdings, Ltd.	6,000	59,337
Hang Seng Bank, Ltd.	5,000	99,860
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	25,831	26,177
HKT Trust & HKT, Ltd. Stapled Security	19,540	26,621
Hong Kong & China Gas Co., Ltd.	30,277	47,019
Hong Kong Exchanges & Clearing, Ltd.	1,371	81,704
Hongkong Land Holdings, Ltd.	300	1,428
Jardine Matheson Holdings, Ltd.	1,400	89,488
Link REIT	6,987	67,703
MTR Corp., Ltd.	9,165	51,042
New World Development Co., Ltd.	2,330	12,106
Power Assets Holdings, Ltd.	4,000	24,543
Sino Land Co., Ltd.	6,000	9,457
Sun Hung Kai Properties, Ltd.	1,500	22,348
Swire Pacific, Ltd. Class A	1,000	6,780
Techtronic Industries Co., Ltd.	1,500	26,192

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
WH Group, Ltd. (a)(d)	10,500	$9,437
Wharf Real Estate Investment Co., Ltd.	2,000	11,628
Xinyi Glass Holdings, Ltd.	10,000	40,755
		758,564
IRELAND — 0.3%
CRH PLC	170	8,568
Flutter Entertainment PLC (b)	20	3,622
Kerry Group PLC Class A	604	84,378
Kingspan Group PLC	215	20,306
Seagate Technology Holdings PLC	269	23,653
Smurfit Kappa Group PLC	154	8,355
		148,882
ISRAEL — 0.3%
Azrieli Group, Ltd.	191	13,452
Bank Hapoalim BM (b)	984	7,900
Bank Leumi Le-Israel BM (b)	2,933	22,287
Check Point Software Technologies, Ltd. (b)	309	35,884
Elbit Systems, Ltd.	46	5,957
ICL Group, Ltd.	1,016	6,894
Isracard, Ltd. (b)	0	—
Israel Discount Bank, Ltd. Class A (b)	1,737	8,273
Mizrahi Tefahot Bank, Ltd. (b)	730	22,493
Nice, Ltd. (b)	48	11,729
Teva Pharmaceutical Industries, Ltd. (b)	889	8,853
		143,722
ITALY — 0.7%
Assicurazioni Generali SpA	1,290	25,861
DiaSorin SpA	175	33,101
Enel SpA	3,562	33,084
Eni SpA	1,490	18,147
Ferrari NV	160	33,016
FinecoBank Banca Fineco SpA (b)	715	12,464
Infrastrutture Wireless Italiane SpA (d)	1,296	14,619
Intesa Sanpaolo SpA	16,936	46,787
Mediobanca Banca di Credito Finanziario SpA (b)	987	11,529
Moncler SpA	225	15,225
Poste Italiane SpA (d)	328	4,337
Prysmian SpA	35	1,255
Recordati Industria Chimica e Farmaceutica SpA	466	26,637
Telecom Italia SpA (a)(e)	30,367	15,086
Telecom Italia SpA (e)	8,410	4,456
Terna SPA	659	4,911
UniCredit SpA	3,799	44,827
		345,342
Security Description	Shares	Value
JAPAN — 9.5%
ABC-Mart, Inc.	200	$11,479
Acom Co., Ltd.	1,900	8,285
Advantest Corp.	200	18,038
Aeon Co., Ltd.	800	21,515
AGC, Inc.	300	12,596
Aisin Corp.	100	4,280
Ajinomoto Co., Inc.	1,000	25,984
ANA Holdings, Inc. (b)	400	9,413
Asahi Group Holdings, Ltd. (a)	300	14,031
Asahi Kasei Corp.	1,000	10,996
Astellas Pharma, Inc.	1,100	19,172
Bandai Namco Holdings, Inc.	300	20,834
Bridgestone Corp. (a)	700	31,881
Brother Industries, Ltd.	400	7,990
Canon, Inc. (a)	4,000	90,567
Capcom Co., Ltd.	1,300	38,067
Central Japan Railway Co.	100	15,182
Chiba Bank, Ltd.	1,400	8,439
Chubu Electric Power Co., Inc.	1,800	22,024
Chugai Pharmaceutical Co., Ltd.	3,100	122,950
Concordia Financial Group, Ltd.	1,300	4,767
Cosmos Pharmaceutical Corp.	100	14,686
Dai Nippon Printing Co., Ltd.	400	8,466
Daifuku Co., Ltd.	100	9,091
Dai-ichi Life Holdings, Inc.	900	16,493
Daiichi Sankyo Co., Ltd.	300	6,472
Daikin Industries, Ltd.	100	18,641
Daito Trust Construction Co., Ltd.	200	21,894
Daiwa House Industry Co., Ltd.	400	12,019
Daiwa House REIT Investment Corp.	5	14,754
Daiwa Securities Group, Inc.	1,200	6,596
Denso Corp.	400	27,314
Dentsu Group, Inc.	100	3,581
East Japan Railway Co.	300	21,426
Eisai Co., Ltd.	200	19,686
ENEOS HoldingS, Inc.	4,800	20,106
Fuji Electric Co., Ltd.	100	4,676
FUJIFILM Holdings Corp.	1,000	74,232
Fujitsu, Ltd.	100	18,740
GMO Payment Gateway, Inc.	100	13,037
Hakuhodo DY Holdings, Inc.	300	4,660
Hamamatsu Photonics KK	900	54,329
Hankyu Hanshin Holdings, Inc.	500	15,429
Hino Motors, Ltd.	300	2,641
Hirose Electric Co., Ltd.	200	29,282
Hitachi Metals, Ltd. (b)	100	1,914
Hitachi, Ltd.	700	40,118
Honda Motor Co., Ltd.	2,000	63,970
Hoshizaki Corp.	100	8,505
Hoya Corp.	400	53,086
Idemitsu Kosan Co., Ltd.	600	14,504
Iida Group Holdings Co., Ltd.	200	5,154
Inpex Corp. (a)	1,600	11,951

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Isuzu Motors, Ltd.	500	$6,609
Ito En, Ltd.	100	5,937
ITOCHU Corp.	3,200	92,261
Itochu Techno-Solutions Corp.	300	9,298
Japan Airlines Co., Ltd. (b)	400	8,653
Japan Exchange Group, Inc.	1,200	26,705
Japan Metropolitan Fund Invest REIT	2	2,170
Japan Post Bank Co., Ltd.	1,800	15,131
Japan Post Holdings Co., Ltd.	12,200	100,060
Japan Post Insurance Co., Ltd.	500	9,253
Japan Real Estate Investment Corp. REIT	1	6,154
Japan Tobacco, Inc. (a)	1,300	24,579
JFE Holdings, Inc.	1,200	14,066
Kajima Corp.	700	8,874
Kakaku.com, Inc.	200	6,046
Kansai Electric Power Co., Inc.	1,200	11,455
Kansai Paint Co., Ltd.	200	5,101
Kao Corp. (a)	200	12,316
KDDI Corp.	4,600	143,608
Keio Corp.	300	17,650
Keisei Electric Railway Co., Ltd.	200	6,388
Keyence Corp.	200	101,036
Kirin Holdings Co., Ltd.	900	17,564
Kobayashi Pharmaceutical Co., Ltd.	100	8,550
Kobe Bussan Co., Ltd.	300	9,460
Koei Tecmo Holdings Co., Ltd.	430	20,998
Koito Manufacturing Co., Ltd.	100	6,226
Komatsu, Ltd.	200	4,974
Kubota Corp.	500	10,123
Kyocera Corp.	200	12,376
Kyowa Kirin Co., Ltd.	200	7,100
Lasertec Corp.	100	19,452
Lawson, Inc.	200	9,262
Lixil Corp.	400	10,354
M3, Inc.	500	36,548
Makita Corp.	100	4,712
Marubeni Corp.	2,100	18,279
Mazda Motor Corp. (b)	900	8,466
McDonald's Holdings Co. Japan, Ltd.	600	26,489
Medipal Holdings Corp.	700	13,383
MEIJI Holdings Co., Ltd.	100	5,992
MISUMI Group, Inc.	200	6,775
Mitsubishi Chemical Holdings Corp.	1,500	12,616
Mitsubishi Corp.	1,200	32,738
Mitsubishi Electric Corp.	1,400	20,340
Mitsubishi Estate Co., Ltd.	500	8,093
Mitsubishi Gas Chemical Co., Inc.	100	2,123
Mitsubishi HC Capital, Inc.	900	4,825
Mitsubishi Heavy Industries, Ltd.	300	8,836
Mitsubishi UFJ Financial Group, Inc.	17,300	93,538
Security Description	Shares	Value
Mitsui & Co., Ltd.	1,500	$33,794
Mitsui Chemicals, Inc.	300	10,366
Mitsui Fudosan Co., Ltd.	400	9,273
Mizuho Financial Group, Inc.	6,040	86,391
MonotaRO Co., Ltd.	1,800	42,653
MS&AD Insurance Group Holdings, Inc.	400	11,561
Murata Manufacturing Co., Ltd.	200	15,284
NEC Corp.	1,500	77,304
Nexon Co., Ltd. (a)	1,800	40,155
Nidec Corp.	100	11,600
Nintendo Co., Ltd.	200	116,443
Nippon Building Fund, Inc. REIT (a)	2	12,488
Nippon Express Co., Ltd.	100	7,622
Nippon Paint Holdings Co., Ltd.	1,100	14,945
Nippon Prologis REIT, Inc.	13	41,405
Nippon Shinyaku Co., Ltd.	100	7,938
Nippon Steel Corp.	1,200	20,256
Nippon Telegraph & Telephone Corp.	6,100	159,081
Nippon Yusen KK	400	20,290
Nissan Chemical Corp.	100	4,901
Nissan Motor Co., Ltd. (b)	5,100	25,332
Nisshin Seifun Group, Inc.	300	4,392
Nissin Foods Holdings Co., Ltd.	100	7,208
Nitori Holdings Co., Ltd.	300	53,140
Nitto Denko Corp.	100	7,469
Nomura Holdings, Inc.	3,000	15,347
Nomura Real Estate Holdings, Inc.	200	5,078
Nomura Real Estate Master Fund, Inc. REIT	1	1,605
Nomura Research Institute, Ltd.	500	16,556
NSK, Ltd.	500	4,230
NTT Data Corp.	2,000	31,228
Obic Co., Ltd.	300	55,978
Odakyu Electric Railway Co., Ltd.	300	7,584
Oji Holdings Corp.	1,900	10,922
Olympus Corp.	100	1,989
Omron Corp.	100	7,938
Ono Pharmaceutical Co., Ltd.	400	8,934
Oracle Corp. Japan	200	15,317
Oriental Land Co., Ltd.	500	71,313
ORIX Corp.	1,400	23,644
Osaka Gas Co., Ltd.	800	14,913
Otsuka Corp.	200	10,505
Otsuka Holdings Co., Ltd. (a)	400	16,603
Pan Pacific International Holdings Corp.	900	18,699
Panasonic Corp.	1,800	20,848
PeptiDream, Inc. (b)	500	24,552
Pigeon Corp. (a)	300	8,460
Rakuten Group, Inc.	400	4,519
Recruit Holdings Co., Ltd.	1,398	68,899
Resona Holdings, Inc.	3,200	12,317

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ricoh Co., Ltd.	700	$7,865
Rinnai Corp.	200	19,047
Rohm Co., Ltd.	100	9,253
Ryohin Keikaku Co., Ltd.	200	4,199
SBI Holdings, Inc.	100	2,368
SCSK Corp.	100	5,965
Secom Co., Ltd.	800	60,863
Seiko Epson Corp.	100	1,761
Sekisui Chemical Co., Ltd.	100	1,711
Sekisui House, Ltd.	600	12,317
Seven & i Holdings Co., Ltd.	800	38,180
SG Holdings Co., Ltd.	1,100	28,870
Shimadzu Corp.	400	15,479
Shimano, Inc.	200	47,482
Shimizu Corp.	1,200	9,212
Shin-Etsu Chemical Co., Ltd.	100	16,740
Shionogi & Co., Ltd. (a)	200	10,435
Shiseido Co., Ltd.	100	7,362
Shizuoka Bank, Ltd.	900	6,965
Softbank Corp. (a)	9,400	123,100
SoftBank Group Corp.	500	35,026
Sohgo Security Services Co., Ltd.	200	9,118
Sompo Holdings, Inc.	300	11,098
Sony Group Corp.	600	58,465
Square Enix Holdings Co., Ltd.	100	4,964
Subaru Corp.	800	15,796
Sumitomo Chemical Co., Ltd.	2,600	13,798
Sumitomo Corp.	400	5,363
Sumitomo Dainippon Pharma Co., Ltd. (a)	300	6,292
Sumitomo Electric Industries, Ltd.	500	7,384
Sumitomo Metal Mining Co., Ltd.	100	3,897
Sumitomo Mitsui Financial Group, Inc.	1,600	55,212
Sumitomo Mitsui Trust Holdings, Inc.	300	9,536
Suntory Beverage & Food, Ltd. (a)	500	18,831
Suzuki Motor Corp.	200	8,471
Sysmex Corp.	500	59,465
T&D Holdings, Inc.	1,000	12,938
Taisei Corp.	500	16,398
Takeda Pharmaceutical Co., Ltd.	668	22,383
TDK Corp.	100	12,154
Terumo Corp.	300	12,169
TIS, Inc.	400	10,224
Toho Co., Ltd.	700	28,885
Toho Gas Co., Ltd.	500	24,507
Tohoku Electric Power Co., Inc.	600	4,703
Tokio Marine Holdings, Inc.	600	27,613
Tokyo Electric Power Co. Holdings, Inc. (b)	6,100	18,137
Tokyo Electron, Ltd.	200	86,638
Tokyu Corp.	700	9,530
TOPPAN, INC.	400	6,433
Security Description	Shares	Value
Toray Industries, Inc.	1,400	$9,323
Toshiba Corp.	200	8,658
Tosoh Corp.	300	5,179
Toyo Suisan Kaisha, Ltd.	400	15,407
Toyota Industries Corp.	100	8,658
Toyota Motor Corp.	1,600	139,977
Toyota Tsusho Corp.	300	14,190
Trend Micro, Inc.	300	15,731
Tsuruha Holdings, Inc.	100	11,632
Unicharm Corp.	200	8,055
USS Co., Ltd.	100	1,746
Welcia Holdings Co., Ltd.	200	6,541
West Japan Railway Co. (a)	300	17,120
Yakult Honsha Co., Ltd.	100	5,667
Yamada Holdings Co., Ltd.	3,900	18,026
Yamaha Motor Co., Ltd. (a)	200	5,442
Yamato Holdings Co., Ltd.	200	5,694
Z Holdings Corp.	1,100	5,518
ZOZO, Inc.	100	3,401
		4,899,321
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	204	6,893
LUXEMBOURG — 0.2%
ArcelorMittal SA	939	28,786
Eurofins Scientific SE (b)	814	93,057
		121,843
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd. (b)	1,000	8,003
Sands China, Ltd. (b)	1,600	6,737
		14,740
NETHERLANDS — 1.7%
ABN AMRO Bank NV (b)(d)	1,229	14,855
Adyen NV (b)(d)	23	56,202
Aegon NV	3,560	14,772
Akzo Nobel NV	20	2,471
ASM International NV	32	10,512
ASML Holding NV	516	354,549
EXOR NV	142	11,377
Heineken Holding NV	6	605
Heineken NV	64	7,757
ING Groep NV	4,660	61,563
Koninklijke Ahold Delhaize NV	3,013	89,578
Koninklijke DSM NV	50	9,333
Koninklijke KPN NV (a)	9,660	30,175
Koninklijke Philips NV	244	12,092
Koninklijke Vopak NV	10	454
NN Group NV	182	8,586
NXP Semiconductors NV	65	13,372
Randstad NV	76	5,813
Royal Dutch Shell PLC Class A	5,288	105,690
Royal Dutch Shell PLC Class B	1,786	34,517
Wolters Kluwer NV	358	35,968
		880,241

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	1,119	$5,035
Auckland International Airport, Ltd. (b)	1,128	5,730
Fisher & Paykel Healthcare Corp., Ltd.	861	18,723
Ryman Healthcare, Ltd.	27	248
Spark New Zealand, Ltd.	8,516	28,563
		58,299
NORWAY — 0.2%
DNB ASA	788	17,179
Equinor ASA	285	6,034
Gjensidige Forsikring ASA	454	10,013
Mowi ASA	197	5,013
Norsk Hydro ASA	426	2,720
Orkla ASA	1,168	11,904
Telenor ASA	3,087	52,053
		104,916
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	629	3,334
Jeronimo Martins SGPS SA	450	8,208
		11,542
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	141	5,092
Evraz PLC	1,457	11,915
		17,007
SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust	4,100	8,998
CapitaLand Integrated Commercial Trust REIT	4,568	7,102
CapitaLand, Ltd.	3,000	8,280
DBS Group Holdings, Ltd.	1,021	22,642
Keppel Corp., Ltd.	1,200	4,883
Mapletree Commercial Trust REIT	4,000	6,428
Mapletree Logistics Trust REIT	4,100	6,253
Oversea-Chinese Banking Corp., Ltd.	5,104	45,375
Singapore Airlines, Ltd. (b)	4,050	14,613
Singapore Exchange, Ltd.	6,600	54,894
Singapore Technologies Engineering, Ltd.	2,500	7,198
Singapore Telecommunications, Ltd.	37,342	63,616
United Overseas Bank, Ltd.	1,000	19,208
UOL Group, Ltd.	1,200	6,517
Venture Corp., Ltd.	400	5,716
		281,723
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	538	21,349
Thungela Resources, Ltd. (a)(b)	53	146
		21,495
Security Description	Shares	Value
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios SA	112	$3,000
Aena SME SA (b)(d)	4	656
Amadeus IT Group SA (b)	201	14,140
Banco Bilbao Vizcaya Argentaria SA	8,165	50,622
Banco Santander SA (b)	17,734	67,708
CaixaBank SA	2,992	9,204
Enagas SA (a)	217	5,014
Endesa SA (a)	330	8,007
Ferrovial SA	162	4,755
Grifols SA (a)	160	4,334
Iberdrola SA	1,827	22,273
Industria de Diseno Textil SA	638	22,479
Red Electrica Corp. SA (a)	29	538
Repsol SA	1,786	22,354
Telefonica SA	6,303	29,459
		264,543
SWEDEN — 1.0%
Assa Abloy AB Class B	181	5,456
Atlas Copco AB Class A	938	57,472
Atlas Copco AB Class B	547	28,782
Boliden AB	330	12,695
Electrolux AB Class B	5	139
Embracer Group AB (b)	293	7,931
Epiroc AB Class A	938	21,388
Epiroc AB Class B	220	4,320
Essity AB Class B	495	16,426
Evolution AB (d)	131	20,716
H & M Hennes & Mauritz AB Class B (b)	488	11,584
Hexagon AB Class B	1,659	24,597
Husqvarna AB Class B	354	4,706
ICA Gruppen AB	438	20,399
Industrivarden AB Class C	294	10,767
Investor AB Class B	1,532	35,335
Kinnevik AB Class B (b)	148	5,929
Lundin Energy AB (a)	171	6,054
Nibe Industrier AB Class B	1,029	10,831
Sandvik AB	1,230	31,440
Skandinaviska Enskilda Banken AB Class A	305	3,943
Skanska AB Class B	554	14,705
SKF AB Class B	319	8,128
Svenska Handelsbanken AB Class A	901	10,173
Swedbank AB Class A	977	18,192
Swedish Match AB	721	6,153
Tele2 AB Class B (a)	734	10,007
Telefonaktiebolaget LM Ericsson Class B	4,742	59,640
Telia Co. AB	4,861	21,588
Volvo AB Class B (a)	674	16,227
		505,723

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 5.9%
ABB, Ltd.	244	$8,286
Adecco Group AG	118	8,025
Alcon, Inc.	180	12,615
Baloise Holding AG	14	2,186
Barry Callebaut AG	2	4,652
Chocoladefabriken Lindt & Spruengli AG	6	59,750
Cie Financiere Richemont SA	109	13,201
Credit Suisse Group AG	2,566	26,905
EMS-Chemie Holding AG	47	46,219
Geberit AG	56	42,045
Givaudan SA	33	153,620
Holcim, Ltd.	299	17,953
Julius Baer Group, Ltd.	65	4,246
Kuehne + Nagel International AG	377	129,127
Logitech International SA	1,293	156,808
Lonza Group AG	15	10,642
Nestle SA	5,401	673,233
Novartis AG	4,026	367,255
Partners Group Holding AG	55	83,391
Roche Holding AG Bearer Shares	14	5,692
Roche Holding AG	1,886	711,165
Schindler Holding AG (e)	308	94,298
Schindler Holding AG (e)	133	38,906
SGS SA	7	21,613
Sika AG	31	10,145
Sonova Holding AG	179	67,390
STMicroelectronics NV	130	4,718
Straumann Holding AG	9	14,361
Swatch Group AG	32	10,988
Swiss Life Holding AG	22	10,701
Swiss Prime Site AG	353	35,057
Swisscom AG	188	107,429
Temenos AG	78	12,539
UBS Group AG	2,314	35,448
Zurich Insurance Group AG	126	50,599
		3,051,208
UNITED KINGDOM — 3.4%
3i Group PLC	997	16,156
Admiral Group PLC	1,021	44,345
Amcor PLC	706	8,019
Ashtead Group PLC	389	28,825
Associated British Foods PLC	157	4,806
AstraZeneca PLC	428	51,339
Auto Trader Group PLC (b)(d)	109	954
Aviva PLC	2,606	14,613
BAE Systems PLC	3,982	28,715
Barclays PLC	18,045	42,657
Barratt Developments PLC	614	5,897
Berkeley Group Holdings PLC	104	6,602
BP PLC	21,752	94,655
British American Tobacco PLC ADR (e)	1,032	40,568
Security Description	Shares	Value
British American Tobacco PLC (e)	602	$23,286
BT Group PLC (b)	7,091	19,004
Bunzl PLC	394	13,003
Burberry Group PLC (b)	211	6,022
CK Hutchison Holdings, Ltd.	3,000	23,372
CNH Industrial NV	842	13,905
Coca-Cola European Partners PLC	15	890
Compass Group PLC (b)	1,108	23,296
Croda International PLC	230	23,411
DCC PLC	94	7,685
Diageo PLC	169	8,080
Direct Line Insurance Group PLC	1,256	4,945
Experian PLC	446	17,165
GlaxoSmithKline PLC	6,613	129,670
Halma PLC	468	17,404
Hargreaves Lansdown PLC	458	10,054
HSBC Holdings PLC	17,772	102,452
Imperial Brands PLC	1,346	28,951
Informa PLC (b)	664	4,601
Intertek Group PLC	201	15,355
J Sainsbury PLC	4,223	15,856
JD Sports Fashion PLC	408	5,180
Johnson Matthey PLC	169	7,174
Kingfisher PLC	2,033	10,237
Land Securities Group PLC REIT	534	4,982
Legal & General Group PLC	2,824	10,050
Liberty Global PLC Class C (b)	334	9,031
Linde PLC	60	17,346
Lloyds Banking Group PLC	73,696	47,534
London Stock Exchange Group PLC	360	39,637
M&G PLC	3,450	10,909
Melrose Industries PLC	3,738	8,009
Mondi PLC	312	8,194
National Grid PLC	2,060	26,204
Natwest Group PLC	5,443	15,279
Next PLC (b)	66	7,163
Ocado Group PLC (b)	365	10,100
Pearson PLC	848	9,723
Persimmon PLC	422	17,244
Prudential PLC	3,593	68,174
Reckitt Benckiser Group PLC	976	86,250
RELX PLC	1,065	28,233
Rentokil Initial PLC	739	5,053
Rolls-Royce Holdings PLC (b)	1,266	1,730
Sage Group PLC	1,671	15,794
Schroders PLC	101	4,902
Severn Trent PLC	387	13,371
Smith & Nephew PLC	518	11,181
Spirax-Sarco Engineering PLC	94	17,680
SSE PLC	492	10,199
St James's Place PLC	749	15,283

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Standard Chartered PLC	3,101	$19,749
Taylor Wimpey PLC	1,222	2,683
Tesco PLC	1,540	4,743
Unilever PLC	3,469	202,736
United Utilities Group PLC	598	8,050
Vodafone Group PLC	22,061	36,980
Whitbread PLC (b)	41	1,768
Wm Morrison Supermarkets PLC	5,180	17,654
WPP PLC	459	6,177
		1,738,944
UNITED STATES — 61.7%
10X Genomics, Inc. Class A (b)	50	9,791
3M Co.	807	160,294
A.O. Smith Corp.	171	12,322
Abbott Laboratories	311	36,054
AbbVie, Inc.	368	41,452
ABIOMED, Inc. (b)	80	24,969
Accenture PLC Class A	1,202	354,338
Activision Blizzard, Inc.	1,299	123,977
Adobe, Inc. (b)	919	538,203
Advance Auto Parts, Inc.	34	6,975
Advanced Micro Devices, Inc. (b)	1,260	118,352
AES Corp.	250	6,518
Aflac, Inc.	674	36,167
Agilent Technologies, Inc.	285	42,126
AGNC Investment Corp. REIT	179	3,023
Air Products & Chemicals, Inc.	30	8,630
Akamai Technologies, Inc. (b)	454	52,936
Albemarle Corp.	20	3,369
Alexion Pharmaceuticals, Inc. (b)	254	46,662
Align Technology, Inc. (b)	80	48,880
Alleghany Corp. (b)	29	19,345
Allegion PLC	86	11,980
Alliant Energy Corp.	215	11,988
Allstate Corp.	1,278	166,702
Ally Financial, Inc.	425	21,182
Alphabet, Inc. Class A (b)	204	498,125
Alphabet, Inc. Class C (b)	270	676,706
Altria Group, Inc.	577	27,511
Amazon.com, Inc. (b)	45	154,807
AMERCO	50	29,470
Ameren Corp.	483	38,659
American Electric Power Co., Inc.	884	74,778
American Express Co.	151	24,950
American Financial Group, Inc.	123	15,341
American International Group, Inc.	470	22,372
American Tower Corp. REIT	65	17,559
American Water Works Co., Inc.	214	32,984
Ameriprise Financial, Inc.	185	46,043
AmerisourceBergen Corp.	424	48,544
Amgen, Inc.	314	76,537
Amphenol Corp. Class A	1,648	112,740
Analog Devices, Inc.	166	28,579
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	452	$4,014
Anthem, Inc.	185	70,633
Aon PLC Class A	590	140,868
Apple, Inc.	8,624	1,181,143
Applied Materials, Inc.	1,087	154,789
Aptiv PLC (b)	128	20,138
Aramark	90	3,353
Arch Capital Group, Ltd. (b)	402	15,654
Archer-Daniels-Midland Co.	318	19,271
Arista Networks, Inc. (b)	71	25,724
Arrow Electronics, Inc. (b)	119	13,546
Arthur J Gallagher & Co.	251	35,160
AT&T, Inc.	6,554	188,624
Athene Holding, Ltd. Class A (b)	210	14,175
Atmos Energy Corp.	60	5,767
Autodesk, Inc. (b)	20	5,838
Automatic Data Processing, Inc.	968	192,264
AutoZone, Inc. (b)	45	67,150
AvalonBay Communities, Inc. REIT	39	8,139
Avery Dennison Corp.	125	26,280
Baker Hughes Co.	479	10,955
Ball Corp.	50	4,051
Bank of America Corp.	4,828	199,058
Bank of New York Mellon Corp.	468	23,976
Bausch Health Cos., Inc. (b)	91	2,673
Baxter International, Inc.	759	61,099
Becton Dickinson and Co.	179	43,531
Bentley Systems, Inc. Class B (a)	240	15,547
Berkshire Hathaway, Inc. Class B (b)	860	239,011
Best Buy Co., Inc.	395	45,417
Biogen, Inc. (b)	283	97,994
BioMarin Pharmaceutical, Inc. (b)	70	5,841
Bio-Rad Laboratories, Inc. Class A (b)	50	32,214
Black Knight, Inc. (b)	1,002	78,136
BlackRock, Inc.	165	144,370
Blackstone Group, Inc. Class A	66	6,411
Boeing Co. (b)	89	21,321
Booking Holdings, Inc. (b)	14	30,633
Booz Allen Hamilton Holding Corp.	630	53,663
BorgWarner, Inc.	214	10,388
Boston Beer Co., Inc. Class A (b)	20	20,416
Boston Scientific Corp. (b)	230	9,835
Bristol-Myers Squibb Co.	772	51,585
Broadcom, Inc.	59	28,134
Broadridge Financial Solutions, Inc.	508	82,057
Brown & Brown, Inc.	1,168	62,068
Brown-Forman Corp. Class B	389	29,152
Bunge, Ltd.	74	5,783
Burlington Stores, Inc. (b)	25	8,050

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	992	$92,921
Cadence Design Systems, Inc. (b)	378	51,718
Camden Property Trust REIT	60	7,960
Campbell Soup Co.	420	19,148
Capital One Financial Corp.	264	40,838
Cardinal Health, Inc.	310	17,698
CarMax, Inc. (b)	25	3,229
Carnival Corp. (b)	429	11,308
Carrier Global Corp.	31	1,507
Caterpillar, Inc.	156	33,950
Cboe Global Markets, Inc.	384	45,715
CBRE Group, Inc. Class A (b)	273	23,404
Celanese Corp.	144	21,830
Centene Corp. (b)	331	24,140
CenterPoint Energy, Inc.	70	1,716
Cerner Corp.	109	8,519
CF Industries Holdings, Inc.	90	4,631
Charles Schwab Corp.	480	34,949
Charter Communications, Inc. Class A (b)	51	36,794
Cheniere Energy, Inc. (b)	240	20,818
Chevron Corp.	553	57,921
Chubb, Ltd.	273	43,391
Church & Dwight Co., Inc.	1,104	94,083
Cigna Corp.	175	41,487
Cincinnati Financial Corp.	134	15,627
Cintas Corp.	124	47,368
Cisco Systems, Inc.	7,617	403,701
Citigroup, Inc.	1,621	114,686
Citizens Financial Group, Inc.	519	23,807
Citrix Systems, Inc.	739	86,663
Clorox Co.	465	83,658
Cloudflare, Inc. Class A (b)	100	10,584
CME Group, Inc.	368	78,266
CMS Energy Corp.	413	24,400
Coca-Cola Co.	4,451	240,844
Cognex Corp.	171	14,373
Cognizant Technology Solutions Corp. Class A	867	60,048
Colgate-Palmolive Co.	708	57,596
Comcast Corp. Class A	2,460	140,269
Conagra Brands, Inc.	211	7,676
ConocoPhillips	626	38,123
Consolidated Edison, Inc.	1,981	142,077
Constellation Brands, Inc. Class A	16	3,742
Cooper Cos., Inc.	100	39,627
Copart, Inc. (b)	251	33,089
Corning, Inc.	329	13,456
Corteva, Inc.	409	18,139
Costco Wholesale Corp.	639	252,833
Crown Castle International Corp. REIT	454	88,575
CSX Corp.	600	19,248
Cummins, Inc.	159	38,766
Security Description	Shares	Value
CVS Health Corp.	919	$76,681
D.R. Horton, Inc.	369	33,347
Danaher Corp.	384	103,050
Darden Restaurants, Inc.	81	11,825
DaVita, Inc. (b)	94	11,320
Deere & Co.	95	33,507
Dell Technologies, Inc. Class C (b)	89	8,871
Delta Air Lines, Inc. (b)	240	10,382
Devon Energy Corp.	110	3,211
Digital Realty Trust, Inc. REIT	30	4,514
Discover Financial Services	134	15,851
Discovery, Inc. Class A (b)	164	5,032
Discovery, Inc. Class C (b)	135	3,912
DISH Network Corp. Class A (b)	115	4,807
Dollar General Corp.	794	171,814
Dollar Tree, Inc. (b)	225	22,387
Dominion Energy, Inc.	1,553	114,254
Domino's Pizza, Inc.	50	23,324
Dover Corp.	75	11,295
Dow, Inc.	249	15,757
DTE Energy Co.	136	17,626
Duke Energy Corp.	1,429	141,071
Duke Realty Corp. REIT	378	17,898
DuPont de Nemours, Inc.	227	17,572
Eastman Chemical Co.	25	2,919
Eaton Corp. PLC	150	22,227
eBay, Inc.	793	55,677
Ecolab, Inc.	49	10,093
Edison International	220	12,720
Edwards Lifesciences Corp. (b)	630	65,249
Elanco Animal Health, Inc. (b)	100	3,469
Electronic Arts, Inc.	1,120	161,090
Eli Lilly & Co.	885	203,125
Emerson Electric Co.	790	76,030
Entergy Corp.	108	10,768
EOG Resources, Inc.	275	22,946
Equinix, Inc. REIT	10	8,026
Equitable Holdings, Inc.	170	5,177
Equity LifeStyle Properties, Inc. REIT	96	7,134
Equity Residential REIT	280	21,560
Erie Indemnity Co. Class A	196	37,897
Essential Utilities, Inc.	110	5,027
Essex Property Trust, Inc. REIT	25	7,500
Estee Lauder Cos., Inc. Class A	80	25,446
Etsy, Inc. (b)	110	22,642
Everest Re Group, Ltd.	56	14,113
Evergy, Inc.	424	25,622
Eversource Energy	423	33,942
Exact Sciences Corp. (b)	10	1,243
Exelon Corp.	435	19,275
Expedia Group, Inc. (b)	10	1,637
Expeditors International of Washington, Inc.	735	93,051
Extra Space Storage, Inc. REIT	459	75,193

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	2,129	$134,297
F5 Networks, Inc. (b)	226	42,185
Facebook, Inc. Class A (b)	2,804	974,979
FactSet Research Systems, Inc.	36	12,082
Fair Isaac Corp. (b)	26	13,070
Fastenal Co.	829	43,108
FedEx Corp.	79	23,568
Ferguson PLC	318	44,150
Fidelity National Financial, Inc.	464	20,165
Fidelity National Information Services, Inc.	513	72,677
Fifth Third Bancorp	507	19,383
First Republic Bank	34	6,364
FirstEnergy Corp.	249	9,265
Fiserv, Inc. (b)	619	66,165
FleetCor Technologies, Inc. (b)	19	4,865
Ford Motor Co. (b)	4,145	61,595
Fortinet, Inc. (b)	144	34,299
Fortive Corp.	1	70
Fortune Brands Home & Security, Inc.	50	4,981
Fox Corp. Class A	35	1,300
Fox Corp. Class B	160	5,632
Franklin Resources, Inc.	158	5,054
Freeport-McMoRan, Inc.	199	7,385
Garmin, Ltd.	125	18,080
Generac Holdings, Inc. (b)	50	20,757
General Dynamics Corp.	239	44,994
General Electric Co.	2,186	29,424
General Mills, Inc.	525	31,988
General Motors Co. (b)	1,276	75,501
Genuine Parts Co.	125	15,809
Gilead Sciences, Inc.	2,722	187,437
Global Payments, Inc.	50	9,377
Goldman Sachs Group, Inc.	190	72,111
Halliburton Co.	508	11,745
Hartford Financial Services Group, Inc.	349	21,628
Hasbro, Inc.	49	4,631
HCA Healthcare, Inc.	104	21,501
Healthpeak Properties, Inc. REIT	124	4,128
HEICO Corp.	96	13,384
Henry Schein, Inc. (b)	299	22,183
Hershey Co.	908	158,155
Hess Corp.	15	1,310
Hewlett Packard Enterprise Co.	608	8,865
Home Depot, Inc.	398	126,918
Honeywell International, Inc.	832	182,499
Horizon Therapeutics PLC (b)	450	42,138
Hormel Foods Corp.	2,157	102,997
Howmet Aerospace, Inc. (b)	95	3,275
HP, Inc.	524	15,820
Humana, Inc.	65	28,777
Huntington Bancshares, Inc.	637	9,090
Huntington Ingalls Industries, Inc.	44	9,273
Security Description	Shares	Value
IDEX Corp.	125	$27,506
IDEXX Laboratories, Inc. (b)	100	63,155
Illinois Tool Works, Inc.	308	68,856
Illumina, Inc. (b)	19	8,991
Incyte Corp. (b)	274	23,052
Intel Corp.	6,615	371,366
Intercontinental Exchange, Inc.	519	61,605
International Business Machines Corp.	587	86,048
International Flavors & Fragrances, Inc.	73	10,906
International Paper Co.	241	14,776
Interpublic Group of Cos., Inc.	99	3,217
Intuit, Inc.	333	163,227
Intuitive Surgical, Inc. (b)	114	104,839
Invesco, Ltd.	560	14,969
J.M. Smucker Co.	344	44,572
Jack Henry & Associates, Inc.	520	85,025
Jazz Pharmaceuticals PLC (b)	30	5,329
JB Hunt Transport Services, Inc.	79	12,873
Johnson & Johnson	4,771	785,975
Johnson Controls International PLC	313	21,481
JPMorgan Chase & Co.	1,706	265,351
Juniper Networks, Inc.	1,188	32,492
Kellogg Co.	1,248	80,284
KeyCorp.	757	15,632
Keysight Technologies, Inc. (b)	898	138,660
Kimberly-Clark Corp.	433	57,927
Kinder Morgan, Inc.	589	10,737
KKR & Co., Inc.	150	8,886
KLA Corp.	216	70,029
Knight-Swift Transportation Holdings, Inc.	110	5,001
Kraft Heinz Co.	438	17,862
Kroger Co.	5,139	196,875
L3Harris Technologies, Inc.	65	14,050
Laboratory Corp. of America Holdings (b)	20	5,517
Lam Research Corp.	189	122,982
Lamb Weston Holdings, Inc.	74	5,969
Las Vegas Sands Corp. (b)	155	8,167
Lear Corp.	55	9,640
Lennar Corp. Class A	125	12,419
Liberty Broadband Corp. Class A (b)	40	6,727
Liberty Broadband Corp. Class C (b)	59	10,246
Lincoln National Corp.	145	9,112
LKQ Corp. (b)	131	6,448
Lockheed Martin Corp.	341	129,017
Loews Corp.	79	4,317
Lowe's Cos., Inc.	166	32,199
Lululemon Athletica, Inc. (b)	136	49,636
Lumen Technologies, Inc.	973	13,223
LyondellBasell Industries NV Class A	239	24,586

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	115	$16,711
Marathon Petroleum Corp.	530	32,023
Markel Corp. (b)	31	36,788
MarketAxess Holdings, Inc.	70	32,451
Marsh & McLennan Cos., Inc.	839	118,031
Martin Marietta Materials, Inc.	10	3,518
Masimo Corp. (b)	140	33,943
Mastercard, Inc. Class A	1,038	378,963
Maxim Integrated Products, Inc.	328	34,558
McCormick & Co., Inc.	870	76,838
McDonald's Corp.	594	137,208
McKesson Corp.	206	39,395
Medtronic PLC	895	111,096
Merck & Co., Inc.	5,961	463,587
MetLife, Inc.	358	21,426
MGM Resorts International	94	4,009
Micron Technology, Inc. (b)	644	54,727
Microsoft Corp.	4,376	1,185,458
Moderna, Inc. (b)	180	42,296
Mohawk Industries, Inc. (b)	50	9,609
Molina Healthcare, Inc. (b)	10	2,531
Molson Coors Beverage Co. Class B (b)	100	5,369
Mondelez International, Inc. Class A	725	45,269
Monolithic Power Systems, Inc.	40	14,938
Monster Beverage Corp. (b)	458	41,838
Moody's Corp.	19	6,885
Morgan Stanley	600	55,014
Mosaic Co.	334	10,658
Motorola Solutions, Inc.	714	154,831
NetApp, Inc.	124	10,146
Netflix, Inc. (b)	46	24,298
Newell Brands, Inc.	165	4,533
Newmont Corp.	3,359	212,893
News Corp. Class A	1,620	41,747
NextEra Energy, Inc.	3,270	239,626
NIKE, Inc. Class B	1,246	192,495
NiSource, Inc.	51	1,250
Nordson Corp.	40	8,780
Norfolk Southern Corp.	94	24,949
Northern Trust Corp.	60	6,937
Northrop Grumman Corp.	190	69,052
NortonLifeLock, Inc.	190	5,172
NRG Energy, Inc.	160	6,448
Nucor Corp.	134	12,855
NVIDIA Corp.	674	539,267
NVR, Inc. (b)	5	24,866
Occidental Petroleum Corp.	532	16,636
Old Dominion Freight Line, Inc.	136	34,517
Omnicom Group, Inc.	248	19,838
ONEOK, Inc.	100	5,564
Oracle Corp.	1,200	93,408
O'Reilly Automotive, Inc. (b)	99	56,055
Otis Worldwide Corp.	89	7,278
PACCAR, Inc.	110	9,817
Security Description	Shares	Value
Packaging Corp. of America	96	$13,000
Palo Alto Networks, Inc. (b)	66	24,489
Parker-Hannifin Corp.	16	4,914
Paychex, Inc.	1,721	184,663
Paycom Software, Inc. (b)	64	23,262
PayPal Holdings, Inc. (b)	1,145	333,745
Peloton Interactive, Inc. Class A (b)	210	26,044
Pentair PLC	121	8,166
PepsiCo, Inc.	1,856	275,004
PerkinElmer, Inc.	40	6,176
Pfizer, Inc.	3,593	140,702
PG&E Corp. (b)	1,750	17,797
Philip Morris International, Inc.	350	34,688
Phillips 66	309	26,518
Pinnacle West Capital Corp.	109	8,935
Pioneer Natural Resources Co.	36	5,851
PNC Financial Services Group, Inc.	230	43,875
Pool Corp.	50	22,933
PPG Industries, Inc.	220	37,349
PPL Corp.	108	3,021
Principal Financial Group, Inc.	89	5,624
Procter & Gamble Co.	1,517	204,689
Progressive Corp.	1,524	149,672
Prologis, Inc. REIT	119	14,224
Prudential Financial, Inc.	134	13,731
Public Service Enterprise Group, Inc.	140	8,364
Public Storage REIT	623	187,330
PulteGroup, Inc.	280	15,280
QIAGEN NV (b)	780	37,703
QUALCOMM, Inc.	155	22,154
Quest Diagnostics, Inc.	165	21,775
Raymond James Financial, Inc.	75	9,742
Raytheon Technologies Corp.	509	43,423
Realty Income Corp. REIT	146	9,744
Regeneron Pharmaceuticals, Inc. (b)	484	270,333
Regions Financial Corp.	792	15,983
Reinsurance Group of America, Inc.	50	5,700
Republic Services, Inc.	1,421	156,324
ResMed, Inc.	176	43,388
Robert Half International, Inc.	166	14,769
Rockwell Automation, Inc.	116	33,178
Rollins, Inc.	177	6,053
Roper Technologies, Inc.	10	4,702
Ross Stores, Inc.	108	13,392
Royal Caribbean Cruises, Ltd. (b)	101	8,613
salesforce.com, Inc. (b)	80	19,542
Schlumberger NV	658	21,063
Schneider Electric SE	160	25,175
Seagen, Inc. (b)	150	23,682
SEI Investments Co.	154	9,543
Sempra Energy	105	13,910

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	250	$68,112
Simon Property Group, Inc. REIT	135	17,615
Sirius XM Holdings, Inc. (a)	752	4,918
Skyworks Solutions, Inc.	204	39,117
Snap-on, Inc.	95	21,226
Southern Co.	2,702	163,498
Southwest Airlines Co. (b)	60	3,185
Stanley Black & Decker, Inc.	34	6,970
Starbucks Corp.	620	69,322
State Street Corp. (f)	146	12,013
Steel Dynamics, Inc.	144	8,582
Stellantis NV	2,707	53,097
Stellantis NV	1,702	33,413
Stryker Corp.	111	28,830
SVB Financial Group (b)	66	36,724
Swiss Re AG	160	14,450
Synchrony Financial	203	9,850
Sysco Corp.	193	15,006
T Rowe Price Group, Inc.	338	66,914
Take-Two Interactive Software, Inc. (b)	584	103,380
Target Corp.	1,160	280,418
TE Connectivity, Ltd.	178	24,067
Teladoc Health, Inc. (b)	40	6,652
Tenaris SA	857	9,342
Teradyne, Inc.	284	38,045
Tesla, Inc. (b)	10	6,797
Texas Instruments, Inc.	1,561	300,180
Textron, Inc.	80	5,502
Thermo Fisher Scientific, Inc.	66	33,295
TJX Cos., Inc.	351	23,664
T-Mobile US, Inc. (b)	1,494	216,376
Tractor Supply Co.	136	25,304
Tradeweb Markets, Inc. Class A	590	49,890
Trane Technologies PLC	30	5,524
Travelers Cos., Inc.	455	68,118
Truist Financial Corp.	669	37,129
Tyler Technologies, Inc. (b)	240	108,569
Tyson Foods, Inc. Class A	185	13,646
Uber Technologies, Inc. (b)	30	1,504
UDR, Inc. REIT	166	8,131
UGI Corp.	5	232
Ulta Beauty, Inc. (b)	24	8,298
Union Pacific Corp.	792	174,185
United Parcel Service, Inc. Class B	120	24,956
United Rentals, Inc. (b)	34	10,846
UnitedHealth Group, Inc.	1,307	523,375
Universal Health Services, Inc. Class B	89	13,032
US Bancorp	657	37,429
Valero Energy Corp.	360	28,109
Veeva Systems, Inc. Class A (b)	130	40,423
Ventas, Inc. REIT	109	6,224
VeriSign, Inc. (b)	159	36,203
Verizon Communications, Inc.	6,025	337,581
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (b)	1,044	$210,502
VF Corp.	160	13,126
ViacomCBS, Inc. Class B	293	13,244
Viatris, Inc.	1,169	16,705
Visa, Inc. Class A	2,695	630,145
Vistra Corp.	300	5,565
VMware, Inc. Class A (b)	90	14,397
Voya Financial, Inc. (a)	70	4,305
Vulcan Materials Co.	10	1,741
W.W. Grainger, Inc.	90	39,420
Walmart, Inc.	3,332	469,879
Walgreens Boots Alliance, Inc.	549	28,883
Walt Disney Co. (b)	648	113,899
Waste Connections, Inc.	754	90,050
Waste Management, Inc.	1,776	248,835
Waters Corp. (b)	36	12,442
WEC Energy Group, Inc.	1,083	96,333
Wells Fargo & Co.	3,336	151,087
Welltower, Inc. REIT	99	8,227
West Pharmaceutical Services, Inc.	174	62,483
Western Digital Corp. (b)	99	7,046
Western Union Co.	2,338	53,704
Westrock Co.	185	9,846
Weyerhaeuser Co. REIT	70	2,409
Whirlpool Corp.	56	12,209
Williams Cos., Inc.	269	7,142
Willis Towers Watson PLC	75	17,251
WP Carey, Inc. REIT	84	6,268
WR Berkley Corp.	179	13,323
Xcel Energy, Inc.	1,968	129,652
Xilinx, Inc.	284	41,078
XPO Logistics, Inc. (b)	50	6,995
Yum! Brands, Inc.	61	7,017
Zimmer Biomet Holdings, Inc.	60	9,649
Zoetis, Inc.	655	122,066
Zoom Video Communications, Inc. Class A (b)	140	54,184
		31,975,761
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	338	7,798
TOTAL COMMON STOCKS (Cost $40,450,934)		51,639,059

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (b) (Cost: $169)	112	156
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	36,232	36,243

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	424,546	$424,546
TOTAL SHORT-TERM INVESTMENTS (Cost $460,789)		460,789
TOTAL INVESTMENTS — 100.6% (Cost $40,911,892)		52,100,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(318,660)
NET ASSETS — 100.0%		$51,781,344
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,639,059	$—	$—	$51,639,059
Rights	156	—	—	156
Short-Term Investments	460,789	—	—	460,789
TOTAL INVESTMENTS	$52,100,004	$—	$—	$52,100,004
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	22.0%
Health Care	15.4
Financials	13.0
Communication Services	10.9
Consumer Staples	9.7
Industrials	9.7
Consumer Discretionary	7.6
Utilities	3.8
Materials	3.7
Energy	2.0
Real Estate	1.9
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	266	$15,782	$—	$9,447	$(713)	$6,391	146	$12,013	$—
State Street Institutional Liquid Reserves Fund, Premier Class	86,709	86,727	1,411,946	1,462,437	7	—	36,232	36,243	41
State Street Navigator Securities Lending Portfolio II	443,402	443,402	3,360,552	3,379,408	—	—	424,546	424,546	1,332
Total		$545,911	$4,772,498	$4,851,292	$(706)	$6,391		$472,802	$1,373
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 0.9%
APA Group Stapled Security	457,526	$3,057,041
BELGIUM — 0.9%
Ageas SA/NV	54,299	3,013,603
CANADA — 24.5%
Atco, Ltd. Class I	101,155	3,591,031
Bank of Montreal	26,556	2,724,869
Bank of Nova Scotia	45,310	2,949,925
BCE, Inc.	89,187	4,402,811
Canadian Imperial Bank of Commerce (a)	29,129	3,319,384
Canadian Utilities, Ltd. Class A	138,932	3,859,534
Capital Power Corp. (a)	129,355	4,277,709
Emera, Inc.	71,775	3,259,813
Great-West Lifeco, Inc.	113,798	3,383,706
IGM Financial, Inc. (a)	112,566	3,977,944
Keyera Corp. (a)	258,456	6,952,410
Manulife Financial Corp.	121,505	2,394,187
Pembina Pipeline Corp. (a)	186,238	5,924,182
Power Corp. of Canada (a)	120,123	3,800,710
Royal Bank of Canada	22,998	2,332,487
Shaw Communications, Inc. Class B	190,316	5,519,057
SmartCentres Real Estate Investment Trust	263,269	6,244,214
TC Energy Corp. (a)	90,039	4,460,141
TELUS Corp. (a)	150,738	3,384,088
Toronto-Dominion Bank	35,420	2,484,806
		79,243,008
CHINA — 4.2%
Beijing Enterprises Holdings, Ltd.	800,500	2,839,840
China Overseas Land & Investment, Ltd.	1,501,000	3,409,497
Guangdong Investment, Ltd.	1,436,000	2,063,620
Hengan International Group Co., Ltd.	435,000	2,912,753
Lenovo Group, Ltd.	2,078,000	2,389,505
		13,615,215
FINLAND — 2.9%
Elisa Oyj	45,724	2,728,558
Fortum Oyj	141,109	3,892,357
UPM-Kymmene Oyj	71,712	2,712,881
		9,333,796
FRANCE — 1.7%
Bouygues SA	74,712	2,763,466
Sanofi	25,244	2,645,222
		5,408,688
GERMANY — 0.7%
Allianz SE	9,407	2,346,058
HONG KONG — 8.3%
CK Infrastructure Holdings, Ltd.	670,380	3,996,806
Security Description	Shares	Value
CLP Holdings, Ltd.	289,000	$2,858,052
Henderson Land Development Co., Ltd.	894,000	4,236,394
New World Development Co., Ltd.	742,500	3,857,900
Power Assets Holdings, Ltd.	786,195	4,823,965
Sino Land Co., Ltd.	2,468,000	3,889,892
Sun Hung Kai Properties, Ltd.	220,500	3,285,133
		26,948,142
JAPAN — 12.0%
Asahi Holdings, Inc.	142,200	2,903,191
Chugoku Electric Power Co., Inc.	210,200	1,920,378
Credit Saison Co., Ltd.	153,000	1,866,493
Electric Power Development Co., Ltd.	199,800	2,853,257
Japan Metropolitan Fund Invest REIT	3,298	3,577,612
Japan Tobacco, Inc. (a)	238,706	4,513,240
KDDI Corp.	80,200	2,503,766
Mitsubishi UFJ Financial Group, Inc.	560,900	3,032,671
MS&AD Insurance Group Holdings, Inc.	74,780	2,161,404
Nippon Telegraph & Telephone Corp.	92,200	2,404,477
Sankyo Co., Ltd.	124,000	3,169,547
SBI Holdings, Inc.	75,100	1,778,204
Sekisui House, Ltd.	125,500	2,576,374
Yokohama Rubber Co., Ltd. (a)	162,500	3,483,084
		38,743,698
MEXICO — 1.2%
Arca Continental SAB de CV	666,591	3,870,885
SINGAPORE — 0.8%
Singapore Technologies Engineering, Ltd.	847,000	2,438,543
SOUTH AFRICA — 0.9%
SPAR Group, Ltd. (a)	222,856	2,823,246
SOUTH KOREA — 2.1%
KT&G Corp.	45,366	3,399,982
SK Telecom Co., Ltd.	11,734	3,334,263
		6,734,245
SPAIN — 1.9%
Enagas SA (a)	262,333	6,061,800
SWEDEN — 0.8%
JM AB	75,377	2,608,005
SWITZERLAND — 3.0%
Baloise Holding AG	11,100	1,732,818
Swiss Life Holding AG	4,843	2,355,615
Swisscom AG	5,526	3,157,714
Zurich Insurance Group AG	6,041	2,425,942
		9,672,089

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.6%
Emirates NBD Bank PJSC	564,233	$2,035,334
First Abu Dhabi Bank PJSC	659,855	3,000,035
		5,035,369
UNITED KINGDOM — 8.0%
Ashmore Group PLC	305,701	1,625,896
BAE Systems PLC	451,666	3,257,040
GlaxoSmithKline PLC	201,880	3,958,524
IG Group Holdings PLC	194,013	2,270,124
Legal & General Group PLC	876,324	3,118,500
Moneysupermarket.com Group PLC	771,638	2,735,303
Phoenix Group Holdings PLC	343,563	3,210,297
Primary Health Properties PLC REIT	1,223,100	2,600,374
Tate & Lyle PLC	309,774	3,159,890
		25,935,948
UNITED STATES — 22.7%
AT&T, Inc.	158,957	4,574,782
B&G Foods, Inc. (a)	147,210	4,828,488
Brandywine Realty Trust REIT	341,319	4,679,483
Comerica, Inc.	37,401	2,668,187
Exxon Mobil Corp.	108,376	6,836,358
FNB Corp.	224,709	2,770,662
H&R Block, Inc.	247,114	5,802,237
Highwoods Properties, Inc. REIT	75,221	3,397,733
Huntington Bancshares, Inc.	154,426	2,203,659
International Business Machines Corp.	25,408	3,724,559
LTC Properties, Inc. REIT	91,158	3,499,556
Mercury General Corp.	42,582	2,765,701
Security Description	Shares	Value
National Health Investors, Inc. REIT	636	$42,644
People's United Financial, Inc.	186,393	3,194,776
Philip Morris International, Inc.	45,196	4,479,375
PPL Corp.	134,125	3,751,476
Provident Financial Services, Inc.	124,428	2,848,157
South Jersey Industries, Inc.	168,573	4,371,098
Universal Corp.	78,646	4,480,463
Unum Group	91,626	2,602,178
		73,521,572
TOTAL COMMON STOCKS (Cost $307,164,971)		320,410,951

SHORT-TERM INVESTMENT — 4.7%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $15,040,900)	15,040,900	15,040,900
TOTAL INVESTMENTS — 103.8% (Cost $322,205,871)		335,451,851
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(12,231,217)
NET ASSETS — 100.0%		$323,220,634
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$320,410,951	$—	$—	$320,410,951
Short-Term Investment	15,040,900	—	—	15,040,900
TOTAL INVESTMENTS	$335,451,851	$—	$—	$335,451,851
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	25.5%
Utilities	17.8
Real Estate	13.2
Consumer Staples	10.7
Communication Services	9.9
Energy	7.5
Consumer Discretionary	6.3
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

% of Net Assets
Industrials	2.6%
Health Care	2.0
Information Technology	1.9
Materials	1.7
Short-Term Investment	4.7
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	30,739	$30,745	$21,797,604	$21,828,586	$237	$—	—	$—	$144
State Street Navigator Securities Lending Portfolio II	7,914,669	7,914,669	104,328,351	97,202,120	—	—	15,040,900	15,040,900	48,907
Total		$7,945,414	$126,125,955	$119,030,706	$237	$—		$15,040,900	$49,051
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 5.4%
APA Group Stapled Security	1,285,567	$8,589,743
AusNet Services, Ltd.	3,884,044	5,102,907
Commonwealth Bank of Australia	90,701	6,800,527
GPT Group REIT	716,137	2,634,436
IRESS, Ltd.	340,503	3,300,218
Orica, Ltd.	358,441	3,573,643
Sonic Healthcare, Ltd.	189,397	5,460,090
		35,461,564
BELGIUM — 1.0%
Groupe Bruxelles Lambert SA	61,085	6,834,059
CANADA — 20.1%
Algonquin Power & Utilities Corp. (a)	298,287	4,449,132
Allied Properties Real Estate Investment Trust	98,644	3,588,720
BCE, Inc.	279,122	13,779,155
Canadian Imperial Bank of Commerce	97,599	11,121,856
Canadian Utilities, Ltd. Class A (a)	267,740	7,437,823
Capital Power Corp. (a)	152,575	5,045,584
Fortis, Inc.	164,980	7,310,387
National Bank of Canada	111,365	8,343,157
Rogers Communications, Inc. Class B	141,073	7,507,640
Royal Bank of Canada	77,784	7,888,955
Shaw Communications, Inc. Class B	601,873	17,453,977
Sun Life Financial, Inc.	122,925	6,345,285
TC Energy Corp. (a)	264,045	13,079,642
TELUS Corp.	434,339	9,750,968
Toronto-Dominion Bank	117,638	8,252,615
		131,354,896
CHINA — 3.1%
Bank of Communications Co., Ltd. Class H	15,094,000	10,145,790
China Merchants Bank Co., Ltd. Class H	457,500	3,902,905
Guangdong Investment, Ltd.	4,238,000	6,090,264
		20,138,959
FRANCE — 4.3%
Danone SA	114,568	8,066,380
Gecina SA REIT	34,493	5,284,961
TotalEnergies SE	320,368	14,496,023
		27,847,364
GERMANY — 4.4%
Grand City Properties SA (b)	147,518	3,985,172
LEG Immobilien SE	41,697	6,005,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,140	6,611,553
Security Description	Shares	Value
TAG Immobilien AG	210,569	$6,682,344
Vonovia SE	84,064	5,435,183
		28,719,772
HONG KONG — 4.6%
CLP Holdings, Ltd.	828,000	8,188,466
Hang Lung Properties, Ltd.	2,258,000	5,483,737
HKT Trust & HKT, Ltd. Stapled Security	3,145,000	4,284,669
MTR Corp., Ltd.	991,500	5,521,917
PCCW, Ltd.	5,187,353	2,718,637
Sino Land Co., Ltd.	2,561,607	4,037,429
		30,234,855
ITALY — 2.8%
Italgas SpA	1,143,190	7,472,672
Terna SPA	1,044,545	7,784,158
UnipolSai Assicurazioni SpA (a)	972,937	2,824,518
		18,081,348
JAPAN — 13.0%
Advance Residence Investment Corp. REIT	1,406	4,687,089
AEON REIT Investment Corp.	1,753	2,598,149
Chugoku Electric Power Co., Inc. (a)	504,900	4,612,745
Daiwa House REIT Investment Corp.	1,914	5,647,671
Daiwa Securities Living Investments Corp. REIT	2,537	2,761,236
Electric Power Development Co., Ltd.	480,100	6,856,100
Frontier Real Estate Investment Corp. REIT (a)	638	2,983,350
GLP J-Reit	2,238	3,863,418
Japan Excellent, Inc. REIT (a)	1,183	1,692,589
Japan Logistics Fund, Inc. REIT	1,106	3,328,264
Japan Real Estate Investment Corp. REIT	720	4,430,669
Kenedix Office Investment Corp. REIT	522	3,682,548
Mori Hills REIT Investment Corp.	1,560	2,341,616
MS&AD Insurance Group Holdings, Inc.	252,900	7,309,696
Nippon Accommodations Fund, Inc. REIT	775	4,475,854
Nippon Building Fund, Inc. REIT (a)	764	4,770,268
Sankyo Co., Ltd.	175,600	4,488,487
Sega Sammy Holdings, Inc.	225,100	2,956,985
Sekisui House REIT, Inc.	5,923	4,909,595
Toyota Motor Corp.	77,800	6,806,361
		85,202,690
MALAYSIA — 0.9%
Malayan Banking Bhd	3,061,352	5,980,384

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd. (a)	1,451,792	$4,869,311
NORWAY — 2.3%
Entra ASA (c)	162,651	3,719,811
Telenor ASA	684,763	11,546,403
		15,266,214
RUSSIA — 0.9%
Inter Rao Use PJSC	90,278,502	5,808,158
SINGAPORE — 0.9%
Singapore Technologies Engineering, Ltd.	2,016,100	5,804,424
SOUTH AFRICA — 0.8%
SPAR Group, Ltd.	406,801	5,153,549
SOUTH KOREA — 2.0%
Hanon Systems	194,647	2,860,550
SK Telecom Co., Ltd.	35,960	10,218,177
		13,078,727
SPAIN — 5.8%
Enagas SA (a)	641,287	14,818,394
Endesa SA (a)	459,750	11,155,156
Red Electrica Corp. SA (a)	637,585	11,836,940
		37,810,490
SWITZERLAND — 10.4%
Allreal Holding AG	14,171	2,793,267
Baloise Holding AG	39,147	6,111,226
Banque Cantonale Vaudoise	45,078	4,052,558
Cembra Money Bank AG	50,594	5,675,986
Helvetia Holding AG	84,021	9,044,290
Novartis AG	71,680	6,538,711
SGS SA	1,925	5,943,582
Swiss Prime Site AG	91,080	9,045,431
Swisscom AG	17,609	10,062,286
Zurich Insurance Group AG	21,140	8,489,390
		67,756,727
TAIWAN — 6.3%
CTBC Financial Holding Co., Ltd.	12,742,000	10,381,100
E.Sun Financial Holding Co., Ltd.	5,710,000	5,389,789
Fubon Financial Holding Co., Ltd.	4,401,000	11,672,818
Mega Financial Holding Co., Ltd.	8,764,000	10,332,792
Taishin Financial Holding Co., Ltd.	5,753,859	3,149,263
		40,925,762
UNITED KINGDOM — 9.2%
Britvic PLC	352,524	4,563,137
Security Description	Shares	Value
GlaxoSmithKline PLC	622,096	$12,198,247
Moneysupermarket.com Group PLC	713,627	2,529,666
National Grid PLC	863,266	10,981,083
Severn Trent PLC	246,588	8,519,632
Tate & Lyle PLC	581,263	5,929,248
Unilever PLC	113,524	6,634,598
United Utilities Group PLC	655,881	8,828,716
		60,184,327
TOTAL COMMON STOCKS (Cost $579,843,938)		646,513,580

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	157,409	157,456
State Street Navigator Securities Lending Portfolio II (f) (g)	16,884,181	16,884,181
TOTAL SHORT-TERM INVESTMENTS (Cost $17,041,638)		17,041,637
TOTAL INVESTMENTS — 101.5% (Cost $596,885,576)		663,555,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(9,556,969)
NET ASSETS — 100.0%		$653,998,248
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$646,513,580	$—	$—	$646,513,580
Short-Term Investments	17,041,637	—	—	17,041,637
TOTAL INVESTMENTS	$663,555,217	$—	$—	$663,555,217
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	25.5%
Utilities	23.1
Real Estate	17.0
Communication Services	14.1
Consumer Staples	4.6
Energy	4.2
Health Care	3.7
Consumer Discretionary	3.0
Industrials	2.6
Materials	0.6
Information Technology	0.5
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,665,530	$4,666,463	$27,424,400	$31,933,426	$(450)	$469	157,409	$157,456	$401
State Street Navigator Securities Lending Portfolio II	11,138,775	11,138,775	227,620,825	221,875,419	—	—	16,884,181	16,884,181	127,267
Total		$15,805,238	$255,045,225	$253,808,845	$(450)	$469		$17,041,637	$127,668
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 6.5%
3R PETROLEUM OLEO E GAS SA (a)	35,800	$323,480
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (a)	104,800	207,184
AES Brasil Energia SA	59,026	163,509
Aliansce Sonae Shopping Centers SA	81,835	473,607
Alliar Medicos A Frente SA (a)	21,940	51,419
Alupar Investimento SA	63,498	333,824
Anima Holding SA (a)	314,727	866,184
Arezzo Industria e Comercio SA	45,198	851,203
Banco ABC Brasil SA Preference Shares	90,248	285,608
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	95,069	251,226
Banco Pan SA Preference Shares	147,947	709,388
Bemobi Mobile Tech SA (a)	15,500	72,436
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	112,652	267,607
Boa Vista Servicos SA	112,500	246,395
BR Malls Participacoes SA (a)	486,242	982,591
BR Properties SA	118,238	216,077
BrasilAgro - Co. Brasileira de Propriedades Agricolas	15,982	95,551
C&A Modas Ltda (a)	55,952	160,123
Camil Alimentos SA	45,835	87,142
Cia de Locacao das Americas	217,687	1,189,115
Cia de Saneamento de Minas Gerais-COPASA	103,632	319,910
Cia de Saneamento do Parana Preference Shares	371,549	310,250
Cia de Saneamento do Parana	80,093	331,523
Cia Energetica de Sao Paulo Class B, Preference Shares	76,582	365,370
Cia Energetica do Ceara Class A, Preference Shares	1,000	12,157
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,299	462,138
Cia Hering	117,963	804,232
Construtora Tenda SA	50,255	250,882
CVC Brasil Operadora e Agencia de Viagens SA (a)	147,560	815,163
Cyrela Brazil Realty SA Empreendimentos e Participacoes	170,093	791,170
Dimed SA Distribuidora da Medicamentos	32,306	137,713
Direcional Engenharia SA	141,781	395,575
Duratex SA	179,726	852,452
Security Description	Shares	Value
EcoRodovias Infraestrutura e Logistica SA (a)	170,384	$402,713
EDP - Energias do Brasil SA	142,555	502,281
Embraer SA (a)	399,057	1,500,684
Enauta Participacoes SA	102,581	368,182
Enjoei.com.br Atividades de Internet SA (a)	82,700	169,262
Even Construtora e Incorporadora SA	73,684	153,599
Ez Tec Empreendimentos e Participacoes SA	95,124	589,756
Fleury SA	108,613	561,047
Focus Energia Holding Participacoes SA	26,200	86,413
Gafisa SA (a)	302,507	268,273
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	26,438	120,973
Grendene SA	150,217	300,263
Grupo De Mona Soma SA (a)	80,500	255,721
Grupo SBF SA (a)	51,977	396,313
Guararapes Confeccoes SA	44,079	182,980
Hidrovias do Brasil SA (a)	176,100	225,659
Iguatemi Empresa de Shopping Centers SA	45,528	367,011
Instituto Hermes Pardini SA	51,773	216,673
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (a)	20,100	114,964
International Meal Co. Alimentacao SA Class A (a)	143,830	116,661
Iochpe Maxion SA (a)	82,845	264,656
IRB Brasil Resseguros SA	579,377	666,223
Jereissati Participacoes SA	18,435	123,920
JHSF Participacoes SA	171,251	248,113
Light SA	169,900	516,690
Locaweb Servicos de Internet SA (b)	240,004	1,294,281
LOG Commercial Properties e Participacoes SA	19,563	123,900
Log-in Logistica Intermodal SA (a)	61,890	232,742
Lojas Quero Quero S/A	60,000	273,942
LPS Brasil Consultoria de Imoveis SA (a)	62,200	58,632
Mahle-Metal Leve SA	37,650	250,082
Marcopolo SA Preference Shares	490,431	331,329
Marisa Lojas SA (a)	65,110	120,155
Meliuz SA	39,300	386,041
Metalurgica Gerdau SA Preference Shares	470,037	1,295,497
Mills Estruturas e Servicos de Engenharia SA	47,600	83,193
Minerva SA	137,930	257,561
MOBLY SA (a)	19,100	68,097
Mosaico Tecnologia ao Consumidor SA	35,100	129,268

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Moura Dubeux Engenharia S/A (a)	31,818	$63,980
Movida Participacoes SA	137,238	538,521
MPM Corporeos SA	76,200	288,530
MRV Engenharia e Participacoes SA	245,425	798,707
Neogrid Participacoes SA	53,200	60,644
Odontoprev SA	136,423	354,254
Oi SA (a)	3,484,045	1,048,439
Omega Geracao SA (a)	57,425	434,877
Pet Center Comercio e Participacoes SA	126,800	650,950
Petro Rio SA (a)	385,525	1,497,431
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	32,100	43,117
Qualicorp Consultoria e Corretora de Seguros SA	151,201	871,134
Randon SA Implementos e Participacoes Preference Shares	207,365	560,787
Santos Brasil Participacoes SA (a)	298,477	537,132
Sao Martinho SA (a)	99,772	718,587
Sequoia Logistica e Transportes SA (a)	31,500	176,651
Ser Educacional SA (b)	56,812	212,174
SIMPAR SA	34,765	385,350
Sinqia SA	27,732	135,956
SLC Agricola SA	77,199	789,552
StoneCo, Ltd. BDR (a)	1,194	80,189
Tecnisa SA (a)	29,900	50,172
Tegma Gestao Logistica SA	47,517	230,490
Transmissora Alianca de Energia Eletrica SA	194,321	1,428,987
Trisul SA	39,700	77,140
Tupy SA (a)	37,287	176,409
Unipar Carbocloro SA Preference Shares	30,695	601,317
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (a)	60,795	133,273
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (a)	10,300	116,243
Vasta Platform, Ltd. (a)	11,000	89,320
Vinci Partners Investments, Ltd. Class A (a)	4,400	63,800
Vivara Participacoes SA	53,812	352,823
Westwing Comercio Varejista Ltda (a)	43,600	79,939
Wilson Sons, Ltd. BDR	13,137	177,871
Wiz Solucoes e Corretagem de Seguros SA	93,361	328,578
YDUQS Participacoes SA	164,449	1,076,259
		42,535,537
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (c)
Patria Investments, Ltd. Class A	9,400	$165,628
CHILE — 0.9%
AES Gener SA	1,653,416	226,674
Aguas Andinas SA Class A	1,453,090	301,351
Besalco SA	128,708	58,341
CAP SA	55,130	954,029
Cia Sud Americana de Vapores SA	7,633,053	664,646
Embotelladora Andina SA Class B, Preference Shares (a)	170,234	397,535
Engie Energia Chile SA	257,499	194,874
Inversiones Aguas Metropolitanas SA	459,182	252,890
Inversiones La Construccion SA	35,510	166,799
Parque Arauco SA (a)	422,045	597,034
Ripley Corp. SA (a)	740,336	192,174
Salfacorp SA	175,511	95,687
SMU SA	2,064,429	247,099
Sociedad Matriz SAAM SA	4,625,868	333,228
SONDA SA	230,815	131,906
Vina Concha y Toro SA	431,274	766,817
		5,581,084
CHINA — 15.1%
111, Inc. ADR (a)(d)	18,400	167,164
17 Education & Technology Group, Inc. ADR (a)	17,100	62,415
263 Network Communications Co., Ltd. Class A	63,000	42,710
361 Degrees International, Ltd. (a)	692,000	376,927
5I5J Holding Group Co., Ltd. Class A	157,290	108,823
Advanced Technology & Materials Co., Ltd. Class A	46,600	62,029
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	36,538	48,805
All Winner Technology Co., Ltd. Class A	15,900	215,729
Alpha Group Class A (a)	112,100	112,432
Alphamab Oncology (a)(b)(d)	226,000	723,179
Anhui Construction Engineering Group Co., Ltd. Class A	102,300	61,435
Anhui Expressway Co., Ltd. Class H	266,000	172,975
Anhui Genuine New Materials Co., Ltd. Class A	19,100	96,079
Anhui Guangxin Agrochemical Co., Ltd. Class A	23,200	108,013
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	70,592	72,659

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	87,640	$69,452
Anhui Korrun Co., Ltd. Class A	27,900	92,542
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	51,122
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,500	70,939
Anhui Xinhua Media Co., Ltd. Class A	59,200	43,249
Antengene Corp., Ltd. (a)(b)	207,000	510,180
Anton Oilfield Services Group (a)(d)	1,352,000	90,530
Aoshikang Technology Co., Ltd. Class A	5,300	63,944
Aoyuan Healthy Life Group Co., Ltd. (d)	76,000	56,957
Archosaur Games, Inc. (b)	54,000	103,190
Ascentage Pharma Group International (a)(b)(d)	107,800	652,421
Ascletis Pharma, Inc. (a)(b)	207,000	94,093
Asia Cement China Holdings Corp.	231,000	180,853
Asiainfo Technologies, Ltd. (b)(d)	179,914	305,809
Babytree Group (a)(b)	71,000	9,965
BAIOO Family Interactive, Ltd. (b)(d)	664,000	139,369
Bank of Gansu Co., Ltd. Class H (a)(d)	833,000	129,790
Baoye Group Co., Ltd. Class H (a)	70,000	39,481
BC Technology Group, Ltd. (a)	70,500	167,584
Beijing Capital Land, Ltd. Class H (a)(d)	1,142,400	248,608
Beijing Career International Co., Ltd. Class A	8,800	82,567
Beijing Certificate Authority Co., Ltd. Class A	8,800	64,657
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(d)	63,000	211,329
Beijing Cisri-Gaona Materials & Technology Co., Ltd. Class A	14,700	73,286
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	57,045
Beijing Enterprises Urban Resources Group, Ltd. (a)(d)	852,000	109,711
Beijing Forever Technology Co., Ltd. Class A (a)	28,500	36,172
Beijing GeoEnviron Engineering & Technology, Inc. Class A	59,280	132,858
Beijing Global Safety Technology Co., Ltd. Class A	8,200	30,790
Beijing Jetsen Technology Co., Ltd. Class A (a)	122,100	94,303
Security Description	Shares	Value
Beijing North Star Co., Ltd. Class A	278,500	$100,868
Beijing Sanju Environmental Protection and New Material Co., Ltd. Class A	98,900	87,866
Beijing SuperMap Software Co., Ltd. Class A	16,700	56,504
Beijing Tongtech Co., Ltd. Class A	23,360	103,009
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	59,153
Beijing VRV Software Corp., Ltd. Class A	68,500	73,792
Beijing Wanji Technology Co., Ltd. Class A	10,320	53,159
Beijing Watertek Information Technology Co., Ltd. Class A (a)	82,300	54,265
Beijing Zhidemai Technology Co., Ltd. Class A	3,700	54,405
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	50,257
Beken Corp. Class A	9,000	114,644
BEST, Inc. ADR (a)(d)	123,527	219,878
Better Life Commercial Chain Share Co., Ltd. Class A	67,000	76,324
Biem.L.Fdlkk Garment Co., Ltd. Class A	27,230	107,852
BIT Mining, Ltd. ADR (a)	18,947	149,492
Boshiwa International Holding, Ltd. (a)(d)	1,843,000	—
Bright Scholar Education Holdings, Ltd. ADR	18,667	79,148
C&D International Investment Group, Ltd. (a)(d)	84,000	151,000
Camel Group Co., Ltd. Class A	75,440	135,097
Cango, Inc. ADR (d)	15,300	85,527
Canny Elevator Co., Ltd. Class A	31,800	44,002
Cathay Media And Education Group, Inc. (b)	126,000	87,614
Cayman Engley Industrial Co., Ltd.	31,000	98,466
CECEP Guozhen Environmental Protection Technology Co., Ltd. Class A	18,800	22,115
CECEP Wind-Power Corp. Class A	197,600	114,385
Central China Management Co., Ltd. (a)(d)	392,000	115,593
Central China New Life, Ltd. (d)	117,000	118,870
Central China Real Estate, Ltd. (d)	392,000	101,964
CETC Digital Technology Co., Ltd. Class A	19,977	83,206
CGN New Energy Holdings Co., Ltd. (d)	1,742,000	720,053

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CGN Nuclear Technology Development Co., Ltd. Class A	45,100	$72,039
Changchun Faway Automobile Components Co., Ltd. Class A	10,100	15,930
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	25,300	53,060
Chaowei Power Holdings, Ltd.	706,000	220,913
Cheetah Mobile, Inc. ADR (a)(d)	18,348	43,485
ChemPartner PharmaTech Co., Ltd. Class A	28,700	85,689
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	75,900	141,677
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	45,824
China Aerospace International Holdings, Ltd.	2,186,000	197,042
China Aircraft Leasing Group Holdings, Ltd. (d)	495,500	387,296
China Animal Healthcare, Ltd. (a)	1,059,700	—
China Beststudy Education Group	170,000	28,896
China BlueChemical, Ltd. Class H	1,802,000	526,734
China Building Material Test & Certification Group Co., Ltd. Class A	33,488	88,426
China CAMC Engineering Co., Ltd. Class A	71,900	70,889
China Datang Corp. Renewable Power Co., Ltd. Class H	1,299,000	373,014
China Design Group Co., Ltd. Class A	31,320	38,539
China Dongxiang Group Co., Ltd. (a)	4,109,000	724,883
China Everbright Greentech, Ltd. (b)(d)	261,000	99,482
China Express Airlines Co., Ltd. Class A	46,600	108,911
China Fangda Group Co., Ltd. Class B (a)	453,950	171,857
China Foods, Ltd.	716,000	260,000
China Forestry Holdings Co., Ltd. (a)(d)	1,642,000	—
China Hanking Holdings, Ltd.	120,000	20,397
China Harmony Auto Holding, Ltd. (d)	678,500	297,931
China Harzone Industry Corp., Ltd. Class A (a)	45,300	64,435
China High Speed Railway Technology Co., Ltd. Class A (a)	183,900	63,190
China Hongxing Sports, Ltd. (a)(d)	4,053,000	—
Security Description	Shares	Value
China Index Holdings, Ltd. ADR (a)	35,044	$70,438
China Isotope & Radiation Corp. (d)	21,800	89,268
China Kepei Education Group, Ltd.	264,000	190,372
China Kings Resources Group Co., Ltd. Class A	10,270	30,822
China Lilang, Ltd.	578,000	375,119
China Logistics Property Holdings Co., Ltd. (a)(b)	1,174,000	535,158
China Maple Leaf Educational Systems, Ltd. (a)(d)	1,258,000	340,182
China Modern Dairy Holdings, Ltd. (d)	2,288,000	506,752
China New Higher Education Group, Ltd. (b)(d)	459,000	314,438
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	54,184
China Online Education Group ADR (a)(d)	5,100	39,933
China Oriental Group Co., Ltd.	330,000	106,659
China Power International Development, Ltd.	1,059,000	231,823
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	43,342
China Rare Earth Holdings, Ltd. (a)	1,716,400	190,076
China Renaissance Holdings, Ltd. (b)	98,400	297,765
China Resources Medical Holdings Co., Ltd.	585,000	710,360
China Risun Group, Ltd.	321,000	201,714
China Sanjiang Fine Chemicals Co., Ltd. (d)	208,000	84,369
China Science Publishing & Media, Ltd. Class A	29,000	39,993
China Shineway Pharmaceutical Group, Ltd. (d)	332,000	340,300
China Silver Group, Ltd. (a)	938,000	85,758
China South City Holdings, Ltd.	946,000	103,543
China Tian Lun Gas Holdings, Ltd. (d)	181,000	186,690
China Tianying, Inc. Class A (a)	129,800	91,611
China Travel International Investment Hong Kong, Ltd. (a)(d)	3,254,000	540,528
China West Construction Group Co., Ltd. Class A	79,800	97,575
China Xinhua Education Group, Ltd. (b)	486,000	138,306
China Yongda Automobiles Services Holdings, Ltd.	856,000	1,532,144

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Yurun Food Group, Ltd. (a)(d)	973,000	$132,810
China ZhengTong Auto Services Holdings, Ltd. (a)	220,500	22,715
China Zhongwang Holdings, Ltd. (a)(d)	346,000	80,643
Chinasoft International, Ltd.	1,776,000	3,238,301
Chlitina Holding, Ltd.	63,678	470,800
Chongqing Department Store Co., Ltd. Class A	19,300	81,999
Chongqing Dima Industry Co., Ltd. Class A	98,000	38,527
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	30,240	67,259
Chongqing Iron & Steel Co., Ltd. Class A (a)	346,100	143,029
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,200	61,245
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	46,317
CIMC Enric Holdings, Ltd. (d)	302,000	314,217
Cinda Real Estate Co., Ltd. Class A (a)	92,500	49,823
Cisen Pharmaceutical Co., Ltd. Class A	26,900	51,628
CITIC Guoan Information Industry Co., Ltd. Class A (a)	208,900	66,930
CITIC Press Corp. Class A	4,800	27,318
CITIC Resources Holdings, Ltd. (a)(d)	815,000	40,929
CITIC Telecom International Holdings, Ltd.	1,792,000	593,037
Client Service International, Inc. Class A	15,700	93,337
Cloopen Group Holding, Ltd. ADR (a)	10,200	86,496
CMGE Technology Group, Ltd. (d)	562,000	275,723
CMST Development Co., Ltd. Class A (a)	116,400	96,026
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	168,769
COFCO Joycome Foods., Ltd. (d)	1,051,000	420,895
Cogobuy Group (a)(b)	464,000	167,894
Colour Life Services Group Co., Ltd. (d)	483,000	189,696
Consun Pharmaceutical Group, Ltd.	475,600	310,499
CooTek Cayman, Inc. ADR (a)(d)	9,944	16,606
COSCO SHIPPING Ports, Ltd.	680,000	530,631
CPMC Holdings, Ltd.	494,000	289,434
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	53,563
Security Description	Shares	Value
CSG Smart Science&Technology Co., Ltd. Class A (a)	40,600	$77,042
CSPC Innovation Pharmaceutical Co., Ltd. Class A	11,310	24,140
CSSC Hong Kong Shipping Co., Ltd.	356,000	67,846
CSSC Science & Technology Co., Ltd. Class A	33,900	60,340
CStone Pharmaceuticals (a)(b)(d)	337,500	743,158
CT Environmental Group, Ltd. (a)(d)	3,217,900	—
CTS International Logistics Corp., Ltd. Class A	66,530	145,090
DaFa Properties Group, Ltd. (d)	85,000	68,408
Dalian Bio-Chem Co., Ltd. Class A	12,000	25,891
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,500	58,792
Daqo New Energy Corp. ADR (a)	35,142	2,284,933
Dare Power Dekor Home Co., Ltd. Class A	34,900	64,173
Dazhong Transportation Group Co., Ltd. Class B	189,400	53,790
Dazzle Fashion Co., Ltd. Class A	18,480	71,250
Dexin China Holdings Co., Ltd. (d)	170,000	64,578
Do-Fluoride New Materials Co., Ltd. Class A (a)	28,200	155,123
Dongfang Electronics Co., Ltd. Class A	58,700	43,701
Dongjiang Environmental Co., Ltd. Class A	41,500	48,111
Dongjiang Environmental Co., Ltd. Class H (d)	141,000	78,617
Dongyue Group, Ltd. (d)	611,000	511,406
Duiba Group, Ltd. (a)(d)	190,000	55,538
Dynagreen Environmental Protection Group Co., Ltd. Class A	49,900	68,661
East Group Co., Ltd. Class A	113,600	141,366
Ebang International Holdings, Inc. Class A (a)(d)	42,400	130,592
Edvantage Group Holdings, Ltd.	108,000	108,197
EEKA Fashion Holdings, Ltd. (d)	96,000	147,353
E-House China Enterprise Holdings, Ltd. (d)	359,700	307,553
Electric Connector Technology Co., Ltd. Class A	20,250	90,329
Essex Bio-technology, Ltd.	296,000	289,297

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Eternal Asia Supply Chain Management, Ltd. Class A	131,700	$116,802
Fangda Special Steel Technology Co., Ltd. Class A	106,472	111,731
Fanhua, Inc. ADR	37,415	564,966
Fantasia Holdings Group Co., Ltd. (d)	280,500	31,785
Feitian Technologies Co., Ltd. Class A	20,200	53,870
FIH Mobile, Ltd. (a)(d)	1,758,000	289,761
FinVolution Group ADR	59,558	566,992
First Tractor Co., Ltd. Class A (a)	47,700	121,818
First Tractor Co., Ltd. Class H (d)	124,500	80,640
Foran Energy Group Co., Ltd. Class A	12,580	18,283
FriendTimes, Inc. (d)	348,000	98,137
Fufeng Group, Ltd.	1,081,600	346,798
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	27,300	43,522
Fujian Boss Software Development Co., Ltd. Class A	14,840	40,770
Fujian Cement, Inc. Class A	13,300	14,204
Fujian Green Pine Co., Ltd. Class A	24,800	80,992
Fujian Longking Co., Ltd. Class A	53,900	71,079
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	26,780	63,045
Fulu Holdings, Ltd.	45,500	58,590
GCI Science & Technology Co., Ltd. Class A	25,177	51,984
GCL Energy Technology Co., Ltd.	53,300	74,495
GCL-Poly Energy Holdings, Ltd. (a)	9,716,000	1,554,560
Genertec Universal Medical Group Co., Ltd. (b)	864,900	845,315
Genetron Holdings, Ltd. ADR (a)	6,800	136,952
Genimous Technology Co., Ltd. Class A	91,160	85,645
Getein Biotech, Inc. Class A	41,636	144,869
Goke Microelectronics Co., Ltd. Class A	11,200	196,806
GoldenHome Living Co., Ltd. Class A	10,192	75,231
Goldenmax International Technology, Ltd. Class A (a)	25,100	63,014
Goodbaby International Holdings, Ltd. (a)	859,000	197,996
Gracell Biotechnologies, Inc. ADR (a)(d)	6,600	85,800
Security Description	Shares	Value
Grand Baoxin Auto Group, Ltd. (a)	650,601	$108,910
Greattown Holdings, Ltd. Class A	116,000	67,688
Greatview Aseptic Packaging Co., Ltd.	928,048	418,263
Greentown Management Holdings Co., Ltd. (a)(b)	138,000	95,781
GreenTree Hospitality Group, Ltd. ADR (a)(d)	14,584	160,716
Grinm Advanced Materials Co., Ltd. Class A	51,600	114,208
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	105,000	75,246
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	116,400	105,755
Guangdong Shaoneng Group Co., Ltd. Class A	45,200	38,198
Guangdong Topstar Technology Co., Ltd. Class A	12,000	64,635
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	44,644
Guangxi Liugong Machinery Co., Ltd. Class A	95,220	120,852
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	60,394
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	21,800	77,268
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	59,061
Guangzhou Shangpin Home Collection Co., Ltd. Class A	16,200	221,931
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (a)	70,800	80,653
Guizhou Gas Group Corp., Ltd. Class A	46,500	66,214
Guizhou Panjiang Refined Coal Co., Ltd. Class A	160,187	176,034
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	94,700	153,611
Guomai Technologies, Inc. Class A	39,700	38,527
Haichang Ocean Park Holdings, Ltd. (a)(b)	770,000	53,542
Hailiang Education Group, Inc. ADR (a)(d)	2,454	99,068
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	25,452	70,870
Hainan Ruize New Building Material Co., Ltd. Class A	83,200	62,199
Haitong UniTrust International Leasing Co., Ltd. Class H (b)	310,000	54,688

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hand Enterprise Solutions Co., Ltd. Class A	14,900	$17,227
Hangxiao Steel Structure Co., Ltd. Class A	228,200	126,094
Hangzhou Century Co., Ltd. Class A	43,100	49,365
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	20,800	219,595
Harbin Electric Co., Ltd. Class H (d)	410,000	111,398
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	47,504
HBIS Resources Co., Ltd. Class A	40,800	120,426
HBM Holdings, Ltd. (a)(b)	28,000	35,695
Hebei Chengde Lolo Co. Class A	49,390	91,275
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	52,800	214,931
Henan Lingrui Pharmaceutical Co. Class A	38,700	62,894
Henan Shenhuo Coal & Power Co., Ltd. Class A	85,000	124,326
Henan Thinker Automatic Equipment Co., Ltd. Class A	9,600	29,138
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	53,772
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	55,245
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	39,035
Hollysys Automation Technologies, Ltd.	46,633	694,832
Homeland Interactive Technology, Ltd. (d)	272,000	182,481
Hongda Xingye Co., Ltd. Class A	115,300	70,135
Honghua Group, Ltd. (a)	900,000	31,870
Hua Medicine (a)(b)	291,500	175,669
Huafon Microfibre Shanghai Technology Co., Ltd.	80,500	61,675
Huafu Fashion Co., Ltd. Class A (a)	85,500	63,918
Huangshan Tourism Development Co., Ltd. Class B	409,661	303,149
Huapont Life Sciences Co., Ltd. Class A	16,400	15,763
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	102,590
Huijing Holdings Co., Ltd. (d)	180,000	45,661
Hunan Aihua Group Co., Ltd. Class A	14,900	75,159
Hunan Gold Corp., Ltd. Class A (a)	36,800	44,143
Hunan New Wellful Co., Ltd. Class A	32,400	33,599
Security Description	Shares	Value
Hwa Create Co., Ltd. Class A (a)	26,300	$39,974
HyUnion Holding Co., Ltd. Class A (a)	69,400	58,649
iClick Interactive Asia Group, Ltd. ADR (a)	33,700	372,048
iDreamSky Technology Holdings, Ltd. (a)(b)(d)	358,400	229,369
IKD Co., Ltd. Class A	9,900	19,981
I-Mab ADR (a)	4,600	386,170
Immunotech Biopharm, Ltd. (a)	94,000	232,644
INESA Intelligent Tech, Inc. Class B	114,900	51,820
Inke, Ltd. (a)	890,000	252,130
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	196,200	294,889
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	282,000	203,834
Innuovo Technology Co., Ltd. Class A (a)	54,300	41,938
IReader Technology Co., Ltd. Class A	29,600	130,571
Jacobio Pharmaceuticals Group Co., Ltd. (a)(b)	144,000	403,304
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	47,500	71,167
Jh Educational Technology, Inc.	256,000	84,720
JHBP CY Holdings, Ltd. (a)(b)(d)	139,500	337,709
Jiangling Motors Corp., Ltd. Class A	23,700	85,947
Jiangnan Group, Ltd. (a)	756,000	37,966
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	251,500	92,646
Jiangsu Guomao Reducer Co., Ltd. Class A	19,000	116,161
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	86,622
Jiangsu Hoperun Software Co., Ltd. Class A (a)	40,300	270,461
Jiangsu Huaxicun Co., Ltd. Class A	47,000	50,922
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	204,100	124,466
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	39,900	233,625
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	36,399
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	132,200	111,312
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	24,015	103,519

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Jiayou International Logistics Co., Ltd. Class A	19,292	$48,164
Jiayuan International Group, Ltd.	459,167	195,117
Jilin Electric Power Co., Ltd. Class A (a)	47,700	42,378
Jinchuan Group International Resources Co., Ltd. (d)	2,133,000	348,823
Jingjin Environmental Protection Co., Ltd. Class A	7,000	24,009
Jingrui Holdings, Ltd. (d)	436,000	124,638
JinkoSolar Holding Co., Ltd. ADR (a)(d)	23,497	1,316,302
Jinneng Science&Technology Co., Ltd. Class A	47,500	132,777
Jiuzhitang Co., Ltd. Class A	60,000	91,010
Jizhong Energy Resources Co., Ltd. Class A	237,600	144,527
JNBY Design, Ltd.	105,000	186,586
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	45,902
Jones Tech PLC Class A	15,300	51,980
Joy City Property, Ltd.	1,484,000	86,947
JSTI Group Class A	31,000	28,069
Ju Teng International Holdings, Ltd.	911,500	191,318
Jushri Technologies, Inc. Class A	21,952	95,985
Kaisa Prosperity Holdings, Ltd. (d)	23,000	89,443
Kama Co., Ltd. Class B (a)	273,600	90,014
Kandi Technologies Group, Inc. (a)(d)	35,809	214,138
Kasen International Holdings, Ltd. (a)	334,000	37,848
Keeson Technology Corp., Ltd. Class A	12,285	34,131
KingClean Electric Co., Ltd. Class A	21,700	209,011
Kintor Pharmaceutical, Ltd. (a)(b)	105,500	855,863
Konka Group Co., Ltd. Class A	76,500	78,858
Konka Group Co., Ltd. Class B	638,800	194,950
KPC Pharmaceuticals, Inc. Class A	34,900	52,397
KTK Group Co., Ltd. Class A	5,700	9,837
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	22,300	31,409
Lanzhou Lishang Guochao Industrial Group Co., Ltd. Class A (a)	56,400	53,337
Launch Tech Co., Ltd. Class H (a)	183,700	113,543
LexinFintech Holdings, Ltd. ADR (a)(d)	62,279	762,918
LianChuang Electronic Technology Co., Ltd. Class A	45,200	91,997
Security Description	Shares	Value
Lier Chemical Co., Ltd. Class A	31,300	$124,990
Lifetech Scientific Corp. (a)(d)	2,254,000	1,494,762
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	57,714
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	22,900	46,467
Loncin Motor Co., Ltd. Class A	177,500	99,728
Lonking Holdings, Ltd.	1,789,000	578,223
Lu Thai Textile Co., Ltd. Class B	61,800	28,887
Luoniushan Co., Ltd. Class A	57,900	70,708
Luoyang Glass Co., Ltd. Class A (a)	40,000	118,189
Lushang Health Industry Development Co., Ltd. Class A	46,600	116,413
LVGEM China Real Estate Investment Co., Ltd. (a)(d)	518,000	135,406
Markor International Home Furnishings Co., Ltd. Class A (a)	126,100	82,169
Mayinglong Pharmaceutical Group Co., Ltd. Class A	19,700	88,059
Meitu, Inc. (a)(b)	1,633,500	370,205
Merit Interactive Co., Ltd. Class A	16,900	39,210
MMG, Ltd. (a)(d)	1,232,000	542,560
Mobvista, Inc. (a)(b)(d)	244,000	314,196
Mulsanne Group Holding, Ltd. (a)(b)(d)	107,000	89,697
Myhome Real Estate Development Group Co., Ltd. Class A (a)	28,600	7,481
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	32,320
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	28,741
Nantong Jianghai Capacitor Co., Ltd. Class A	32,200	77,150
National Agricultural Holdings, Ltd. (d)	396,000	—
NetDragon Websoft Holdings, Ltd. (d)	234,500	625,064
Netjoy Holdings, Ltd. (a)	79,000	67,445
Ningbo Construction Co., Ltd. Class A	90,500	51,547
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	71,531
Ningbo Jifeng Auto Parts Co., Ltd. Class A (a)	39,700	50,509
Ningbo Sanxing Medical Electric Co., Ltd. Class A	130,700	430,889
NiSun International Enterprise Development Group Co., Ltd. (a)(d)	5,300	56,710
Niu Technologies ADR (a)(d)	13,017	425,005
Noah Holdings, Ltd. ADR (a)	12,094	570,837

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ocumension Therapeutics (a)(b)(d)	110,500	$388,451
Olympic Circuit Technology Co., Ltd.	25,870	56,178
OneSmart International Education Group, Ltd. ADR (a)(d)	34,330	42,226
ORG Technology Co., Ltd. Class A	97,800	77,806
PNC Process Systems Co., Ltd. Class A	13,900	86,939
Poly Property Group Co., Ltd.	1,916,000	498,377
Powerlong Commercial Management Holdings, Ltd.	91,000	319,901
Pujiang International Group, Ltd.	130,000	62,775
Puxin, Ltd. ADR (a)(d)	21,626	38,711
PW Medtech Group, Ltd.	243,000	34,107
Q Technology Group Co., Ltd.	255,000	522,750
Qingdao East Steel Tower Stock Co., Ltd. Class A	53,100	61,805
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	37,359
Qingdao Gon Technology Co., Ltd. Class A	16,100	63,245
Qingdao Topscomm Communication, Inc. Class A	43,700	51,134
Qudian, Inc. ADR (a)(d)	86,700	208,947
Queclink Wireless Solutions Co., Ltd. Class A	6,240	18,486
Qutoutiao, Inc. ADR (a)	75,024	139,545
Realcan Pharmaceutical Group Co., Ltd. Class A	60,300	41,346
Redco Properties Group, Ltd. (b)(d)	442,000	143,428
Redsun Properties Group, Ltd.	337,000	111,959
Renhe Pharmacy Co., Ltd. Class A	47,500	80,284
Renrui Human Resources Technology Holdings, Ltd.	38,200	105,758
Rianlon Corp. Class A	9,000	60,359
Richinfo Technology Co., Ltd. Class A (a)	12,897	42,399
Rongan Property Co., Ltd. Class A	122,200	50,122
Ronshine China Holdings, Ltd. (d)	151,000	87,110
Roshow Technology Co., Ltd. Class A (a)	79,600	166,078
Sailun Group Co., Ltd. Class A	82,080	126,915
Sany Heavy Equipment International Holdings Co., Ltd. (d)	628,000	636,422
Scholar Education Group (d)	81,000	37,027
SGIS Songshan Co., Ltd. Class A	124,800	88,662
Security Description	Shares	Value
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	128,200	$147,232
Shandong Airlines Co., Ltd. Class B (a)	75,000	42,590
Shandong Chenming Paper Holdings, Ltd. Class A	140,300	176,763
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	133,327
Shandong Dawn Polymer Co., Ltd. Class A	19,800	54,366
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	70,138
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	66,883
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	172,500	138,035
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	41,874
Shandong Xiantan Co., Ltd. Class A	13,050	13,594
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	65,692
Shang Gong Group Co., Ltd. Class B (a)	325,200	113,495
Shanghai Belling Co., Ltd. Class A	43,200	203,468
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	434,100	239,623
Shanghai Chuangli Group Co., Ltd. Class A	35,100	33,194
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	57,000	31,496
Shanghai Diesel Engine Co., Ltd. Class B	385,160	182,566
Shanghai Environment Group Co., Ltd. Class A	47,000	87,077
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	30,305	76,691
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	158,000	393,482
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (d)	442,000	293,686
Shanghai Fullhan Microelectronics Co., Ltd. Class A	6,897	166,403
Shanghai Gench Education Group, Ltd.	118,500	92,012
Shanghai Haixin Group Co. Class B	640,908	215,986
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	22,100	271,204

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Highly Group Co., Ltd. Class B	267,900	$140,647
Shanghai Industrial Development Co., Ltd. Class A	89,470	63,701
Shanghai Industrial Urban Development Group, Ltd.	450,000	42,301
Shanghai Jin Jiang Capital Co., Ltd. Class H (d)	962,000	206,872
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	116,700	84,024
Shanghai Jinjiang International Travel Co., Ltd. Class B	126,100	191,546
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,000	69,302
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	19,500	99,902
Shanghai Kindly Medical Instruments Co., Ltd. Class H (d)	22,400	110,185
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	149,700	94,910
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	48,170
Shanghai Moons' Electric Co., Ltd. Class A	52,000	141,573
Shanghai Phichem Material Co., Ltd. Class A	25,300	70,995
Shanghai Pret Composites Co., Ltd. Class A	44,520	80,622
Shanghai Pudong Construction Co., Ltd. Class A	28,725	29,388
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	32,300	56,143
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	69,300	105,652
Shanghai Sinotec Co., Ltd. Class A	16,440	26,260
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	54,067
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,600	25,743
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	90,800	66,756
Shanxi Blue Flame Holding Co., Ltd. Class A	61,600	61,211
Shanxi Coking Co., Ltd. Class A	35,880	28,212
Sheng Ye Capital, Ltd. (d)	171,500	169,825
Shengda Resources Co., Ltd. Class A	35,100	68,398
Security Description	Shares	Value
Shenzhen Anche Technologies Co., Ltd. Class A	10,400	$52,219
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	36,653
Shenzhen Cereals Holdings Co., Ltd. Class A	88,365	99,568
Shenzhen Comix Group Co., Ltd. Class A	32,200	50,038
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	51,169
Shenzhen Desay Battery Technology Co. Class A	15,225	108,163
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,985	78,219
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	43,119
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	34,355
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	44,931
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	62,080
Shenzhen Kstar Science And Technology Co., Ltd. Class A	18,200	40,480
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	55,372
Shenzhen Megmeet Electrical Co., Ltd. Class A	27,900	134,861
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	63,599
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	127,695	64,432
Shenzhen SDG Information Co., Ltd. Class A (a)	32,000	40,218
Shenzhen SEG Co., Ltd. Class A	55,900	51,394
Shenzhen SEG Co., Ltd. Class B	150,300	38,127
Shenzhen Senior Technology Material Co., Ltd. Class A	30,390	194,593
Shenzhen Tellus Holding Co., Ltd. Class A	15,700	36,159
Shenzhen Weiguang Biological Products Co., Ltd. Class A	7,420	44,055
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	29,100	28,781
Shenzhen World Union Group, Inc. Class A	151,700	143,932
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	62,300	73,670
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	60,348
Shenzhen Zhenye Group Co., Ltd. Class A	79,700	61,803

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shinva Medical Instrument Co., Ltd. Class A	8,900	$31,201
Shoucheng Holdings, Ltd. (d)	2,207,200	528,647
Shougang Fushan Resources Group, Ltd.	2,128,882	627,766
Shui On Land, Ltd. (a)	969,000	157,219
Sichuan Development Lomon Co., Ltd. Class A (a)	35,100	46,395
Sichuan Expressway Co., Ltd. Class H	1,498,000	341,426
Sichuan Furong Technology Co., Ltd. Class A	6,800	15,882
Sichuan Haite High-tech Co., Ltd. Class A (a)	32,700	75,514
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	318,200	102,441
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	13,200	36,142
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	40,307
Sichuan Shuangma Cement Co., Ltd. Class A	55,350	116,854
Sichuan Yahua Industrial Group Co., Ltd. Class A	52,600	185,460
Sihuan Pharmaceutical Holdings Group, Ltd. (d)	2,017,000	862,293
Silver Grant International Holdings Group, Ltd. (a)	668,000	51,611
Sino Wealth Electronic, Ltd. Class A	17,300	228,217
Sinofert Holdings, Ltd. (d)	1,410,000	203,352
Sinoma International Engineering Co. Class A	81,800	116,100
Sino-Ocean Group Holding, Ltd.	937,000	205,116
Sino-Ocean Service Holding, Ltd. (b)	87,000	67,329
Sinopec Kantons Holdings, Ltd.	996,000	373,219
Sino-Platinum Metals Co., Ltd. Class A	25,740	98,006
Sinosoft Technology Group, Ltd.	662,200	126,201
Sinovac Biotech, Ltd. (a)(d)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,514,000	185,208
Skyworth Digital Co., Ltd. Class A	49,900	65,726
SOHO China, Ltd. (a)(d)	831,000	446,219
Sohu.com, Ltd. ADR (a)	25,051	465,949
Sonoscape Medical Corp. Class A	16,800	82,117
Sou Yu Te Group Co., Ltd. Class A (a)	207,200	50,350
So-Young International, Inc. ADR (a)(d)	3,572	34,327
Strawbear Entertainment Group (a)	86,000	68,992
Sumavision Technologies Co., Ltd. Class A	24,500	29,199
Security Description	Shares	Value
Suncity Group Holdings, Ltd. (a)(d)	690,000	$34,652
Sunflower Pharmaceutical Group Co., Ltd. Class A	35,900	90,683
Sunfly Intelligent Technology Co., Ltd. Class A	54,600	93,382
Suning Universal Co., Ltd. Class A (a)	127,000	162,955
Sunpower Group, Ltd.	208,700	134,300
Sunresin New Materials Co., Ltd. Class A	9,200	120,467
Sunward Intelligent Equipment Co., Ltd. Class A	179,025	237,745
Suzhou Basecare Medical Corp., Ltd. Class H (a)(b)	22,500	64,320
Suzhou Good-Ark Electronics Co., Ltd. Class A	46,300	90,295
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	64,205
Suzhou TFC Optical Communication Co., Ltd. Class A	11,520	45,147
Tangrenshen Group Co., Ltd. Class A	30,300	30,999
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	143,024
TCL Electronics Holdings, Ltd.	477,000	284,387
Telling Telecommunication Holding Co., Ltd. Class A	50,700	64,661
Tian Di Science & Technology Co., Ltd. Class A	213,200	128,695
Tiangong International Co., Ltd. (d)	1,516,000	646,157
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	96,900	91,638
Tianjin Development Holdings, Ltd.	724,000	158,489
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	72,238
Tianjin Teda Co., Ltd. Class A	63,300	42,227
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	382,800	409,596
Tibet Summit Resources Co., Ltd. Class A	49,200	107,906
Tibet Tianlu Co., Ltd. Class A	54,900	57,272
Times Neighborhood Holdings, Ltd. (d)	347,000	297,587
Titan Wind Energy Suzhou Co., Ltd. Class A	90,300	120,897
Tong Ren Tang Technologies Co., Ltd. Class H	684,000	627,996
Tongdao Liepin Group (a)	144,600	334,042
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	312,500	308,589
TRS Information Technology Corp., Ltd. Class A	28,500	39,568

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tus Environmental Science And Technology Development Co., Ltd. Class A (a)	37,400	$30,970
UE Furniture Co., Ltd. Class A	31,698	50,435
Unilumin Group Co., Ltd. Class A	48,540	67,091
Up Fintech Holding, Ltd. ADR (a)(d)	33,000	956,340
Uxin, Ltd. ADR (a)(d)	60,953	234,669
Vats Liquor Chain Store Management JSC, Ltd. Class A	17,700	111,802
Vatti Corp., Ltd. Class A	51,100	57,104
VCredit Holdings, Ltd. (a)(b)	58,600	40,370
Virscend Education Co., Ltd. (b)(d)	932,000	130,814
Visual China Group Co., Ltd. Class A	33,600	67,243
Viva Biotech Holdings (b)	498,000	637,422
Wangneng Environment Co., Ltd. Class A	25,400	62,705
West China Cement, Ltd. (d)	2,398,000	367,458
Western Region Gold Co., Ltd. Class A	25,500	49,375
Wisdom Education International Holdings Co., Ltd. (d)	308,000	84,081
Wondershare Technology Group Co., Ltd. Class A	6,100	55,308
WPG Shanghai Smart Water PCL Class A	13,400	37,955
Wuhan DR Laser Technology Corp., Ltd. Class A	5,600	129,459
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	53,677
Wuxi Boton Technology Co., Ltd. Class A	17,900	43,664
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)	219,500	230,075
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	68,500	239,930
Xi'an Tian He Defense Technology Co., Ltd. Class A (a)	19,700	59,306
Xiangpiaopiao Food Co., Ltd. Class A	4,000	10,537
Xilinmen Furniture Co., Ltd. Class A	31,100	158,897
Xinhua Winshare Publishing & Media Co., Ltd. Class A	38,100	51,422
Xinhua Winshare Publishing and Media Co., Ltd. Class H	122,000	87,347
Xinji Shaxi Group Co., Ltd. (d)	258,000	42,192
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	43,846
Security Description	Shares	Value
Xinjiang Xintai Natural Gas Co., Ltd. Class A	18,720	$52,965
Xinjiang Zhongtai Chemical Co., Ltd. Class A	35,300	56,112
Xtep International Holdings, Ltd. (d)	699,849	1,319,339
Xunlei, Ltd. ADR (a)	16,600	75,696
Yanlord Land Group, Ltd.	105,000	95,298
Yantai Tayho Advanced Materials Co., Ltd. Class A	32,600	102,278
Yantai Zhenghai Bio-tech Co., Ltd.	6,200	75,139
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	38,900	65,447
YGSOFT, Inc. Class A	51,522	63,078
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	141,000	155,600
Yipinhong Pharmaceutical Co., Ltd. Class A	4,320	22,567
Yixin Group, Ltd. (a)(b)	845,000	231,765
Yonggao Co., Ltd. Class A	43,500	46,457
YongXing Special Materials Technology Co., Ltd. Class A	5,500	50,558
Yotrio Group Co., Ltd. Class A	169,780	92,237
Yuexiu Transport Infrastructure, Ltd. (d)	1,064,549	616,864
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	51,970
Zall Smart Commerce Group, Ltd. (a)(d)	2,198,000	150,008
ZBOM Home Collection Co., Ltd. Class A	28,000	138,508
Zepp Health Corp. ADR (a)(d)	10,669	125,254
Zhejiang Communications Technology Co., Ltd.	92,200	75,634
ZheJiang Dali Technology Co., Ltd. Class A	25,680	76,076
Zhejiang Furun Digital Technology Co., Ltd. Class A	28,500	38,951
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A	17,000	34,338
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	76,817
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	79,762
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	51,824
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	52,572
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	180,179	90,078
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	42,300	78,696
Zhejiang Meida Industrial Co., Ltd. Class A	38,900	110,062

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Narada Power Source Co., Ltd. Class A (a)	26,800	$43,969
Zhejiang Runtu Co., Ltd. Class A	50,600	69,311
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	51,743
Zhejiang Wanliyang Co., Ltd. Class A	99,200	124,521
Zhejiang Wanma Co., Ltd. Class A	31,900	32,933
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	82,489
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	34,600	94,896
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	45,071
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	45,033	139,333
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	117,545
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (d)	228,600	291,128
Zhongfu Information, Inc. Class A	11,400	59,233
Zhonghang Electronic Measuring Instruments Co., Ltd. Class A	25,300	59,522
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	154,100	125,220
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	42,437
Zhongyuan Environment-Protection Co., Ltd. Class A	17,100	16,118
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,100	67,725
		98,925,786
COLOMBIA — 0.1%
Cementos Argos SA	228,827	327,859
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (a)(b)(d)	382,204	1,451,798
Philip Morris CR A/S	595	395,033
		1,846,831
EGYPT — 0.5%
Cairo Investment & Real Estate Development Co. SAE	130,522	91,810
Cleopatra Hospital (a)	503,207	148,445
Eastern Co SAE	437,981	330,683
Egypt Kuwait Holding Co. SAE (a)	634,418	629,977
Security Description	Shares	Value
Egyptian Financial Group-Hermes Holding Co. (a)	493,192	$416,676
ElSewedy Electric Co.	304,270	164,397
Emaar Misr for Development SAE (a)	291,165	44,152
Heliopolis Housing	279,369	83,125
Ibnsina Pharma SAE (a)	266,268	63,110
Medinet Nasr Housing	664,393	142,657
Oriental Weavers	56,475	30,010
Palm Hills Developments SAE	873,800	99,155
Pioneers Holding for Financial Investments SAE (a)	203,576	58,498
Qalaa Holdings SAE (a)	803,046	61,911
Six of October Development & Investment	424,514	462,787
Talaat Moustafa Group	605,678	255,855
Telecom Egypt Co.	159,925	137,050
		3,220,298
GREECE — 1.8%
Aegean Airlines SA (a)	24,437	153,303
Alpha Services & Holdings SA (a)	850,198	1,086,894
Athens Water Supply & Sewage Co. SA	5,103	50,047
Diana Shipping, Inc. (a)	29,797	155,242
Ellaktor SA (a)	90,632	162,296
Eurobank Ergasias Services & Holdings SA Class A (a)	1,644,913	1,658,098
FF Group (a)	24,815	—
Fourlis Holdings SA (a)	30,384	160,705
GEK Terna Holding Real Estate Construction SA (a)	40,976	454,349
Hellenic Exchanges - Athens Stock Exchange SA	74,455	362,015
Holding Co. ADMIE IPTO SA	125,832	388,729
LAMDA Development SA (a)	26,381	235,265
Motor Oil Hellas Corinth Refineries SA (a)	38,129	646,606
Mytilineos SA	89,350	1,625,430
National Bank of Greece SA (a)	372,063	1,058,951
Piraeus Financial Holdings SA (a)	397,143	701,748
Public Power Corp. SA (a)	116,907	1,243,601
Sarantis SA	9,245	97,576
Star Bulk Carriers Corp.	49,969	1,146,789
Terna Energy SA	13,421	189,400
Tsakos Energy Navigation, Ltd.	13,208	113,589
		11,690,633
HONG KONG — 1.1%
AAG Energy Holdings, Ltd. (b)	369,000	62,721
Agritrade Resources, Ltd. (a)	1,595,000	8,524
AGTech Holdings, Ltd. (a)	2,036,000	90,450
Ajisen China Holdings, Ltd.	166,000	38,049
Anxin-China Holdings, Ltd. (a)	2,248,000	—

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CA Cultural Technology Group, Ltd. (a)(d)	963,000	$370,773
China High Precision Automation Group, Ltd. (a)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (a)(d)	478,000	303,449
China Investment Fund Co., Ltd. (a)	576,000	210,645
China Lumena New Materials Corp. (a)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(d)	693,675	—
China Star Entertainment, Ltd. (a)(d)	390,000	63,779
China Water Affairs Group, Ltd. (d)	520,000	400,420
Chongsing Holdings,Ltd. (a)(d)	9,212,000	—
Comba Telecom Systems Holdings, Ltd. (d)	982,575	256,846
Concord New Energy Group, Ltd.	7,610,000	578,159
Crystal International Group, Ltd. (b)	341,000	175,202
Dawnrays Pharmaceutical Holdings, Ltd.	1,275,000	295,525
Digital China Holdings, Ltd. (d)	863,000	570,084
Fosun Tourism Group (b)	97,800	156,161
GR Properties, Ltd. (a)	424,000	52,414
Guotai Junan International Holdings, Ltd.	1,496,000	238,871
Hi Sun Technology China, Ltd. (a)(d)	1,626,000	274,285
Huayi Tencent Entertainment Co., Ltd. (a)(d)	3,210,000	148,805
Huiyuan Juice Group, Ltd. (a)	1,494,400	—
IMAX China Holding, Inc. (b)(d)	66,400	99,012
Joy Spreader Interactive Technology, Ltd. (a)(d)	699,000	285,330
Meilleure Health International Industry Group, Ltd. (a)	858,000	53,032
Melco Resorts And Entertainment Philippines Corp. (a)	1	74,260
MH Development, Ltd. (a)(d)	276,000	711
Nissin Foods Co., Ltd. (d)	173,000	132,325
Pou Sheng International Holdings, Ltd. (a)	2,026,000	477,421
Realgold Mining (a)(d)	251,500	—
Skyworth Group, Ltd. (a)	800,832	224,807
SSY Group, Ltd. (d)	914,000	816,802
Tech Pro Technology Development, Ltd. (d)	6,035,100	—
United Laboratories International Holdings, Ltd.	878,500	720,597
Wasion Holdings, Ltd.	701,000	219,349
		7,398,808
Security Description	Shares	Value
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	536,266	$773,592
Opus Global Nyrt (a)	67,323	53,221
		826,813
INDIA — 14.0%
Aarti Drugs, Ltd.	18,156	172,815
Aavas Financiers, Ltd. (a)	18,142	662,026
Adani Power, Ltd. (a)	409,322	624,749
Aditya Birla Capital, Ltd. (a)	260,801	411,394
Aditya Birla Fashion & Retail, Ltd. (a)	190,201	552,077
Aegis Logistics, Ltd.	79,840	369,339
Affle India, Ltd. (a)	3,413	197,596
Ajanta Pharma, Ltd.	15,363	444,107
Akzo Nobel India, Ltd.	2,367	74,981
Alkyl Amines Chemicals	6,157	297,902
Alok Industries, Ltd. (a)	770,551	279,899
Amara Raja Batteries, Ltd.	44,191	442,950
Amber Enterprises India, Ltd. (a)	6,032	237,466
APL Apollo Tubes, Ltd. (a)	43,305	949,238
Apollo Tyres, Ltd. (a)	155,403	470,411
Ashoka Buildcon, Ltd. (a)	71,462	106,381
Aster DM Healthcare, Ltd. (a)(b)	42,778	88,658
Astra Microwave Products, Ltd.	56,062	126,409
AstraZeneca Pharma India, Ltd.	5,647	274,350
Avanti Feeds, Ltd.	27,694	203,374
Azure Power Global, Ltd. (a)(d)	10,501	282,687
Bajaj Consumer Care, Ltd.	57,576	221,303
Bajaj Electricals, Ltd. (a)	25,255	348,908
Balrampur Chini Mills, Ltd.	162,175	776,075
BASF India, Ltd.	6,341	221,743
BEML, Ltd.	8,554	153,806
Bharat Dynamics, Ltd.	6,143	29,583
Bharat Heavy Electricals, Ltd. (a)	788,930	695,740
Bharat Rasayan, Ltd.	258	49,273
Birla Corp., Ltd.	18,305	298,685
Birlasoft, Ltd.	188,650	1,014,187
Blue Dart Express, Ltd. (a)	6,438	502,113
Blue Star, Ltd. (a)	36,255	398,034
Brigade Enterprises, Ltd. (a)	55,653	209,419
Can Fin Homes, Ltd.	58,517	412,170
Caplin Point Laboratories, Ltd.	12,611	113,182
Capri Global Capital, Ltd.	23,964	171,630
Carborundum Universal, Ltd.	60,932	496,973
CARE Ratings, Ltd.	20,342	193,554
Castrol India, Ltd.	266,060	512,218
CCL Products India, Ltd.	26,732	130,064
Ceat, Ltd. (a)	31,697	579,804
Century Plyboards India, Ltd. (a)	17,393	94,664

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Century Textiles & Industries, Ltd.	24,767	$204,987
CESC, Ltd.	42,023	435,269
Chambal Fertilizers and Chemicals, Ltd.	68,567	282,829
Chennai Super Kings Cricket, Ltd. (a)	418,560	—
Cholamandalam Financial Holdings, Ltd.	52,402	466,845
City Union Bank, Ltd.	224,197	502,505
Cochin Shipyard, Ltd. (b)	12,647	65,540
Coforge, Ltd.	21,129	1,181,752
CreditAccess Grameen, Ltd. (a)	20,157	203,387
CRISIL, Ltd.	11,925	407,396
Cummins India, Ltd.	80,193	970,451
Cyient, Ltd.	47,604	550,523
Dalmia Bharat, Ltd. (a)	51,898	1,320,421
DCB Bank, Ltd. (a)	147,857	205,882
DCM Shriram, Ltd.	25,067	307,562
Deepak Nitrite, Ltd. (a)	47,558	1,157,151
Dhani Services, Ltd. (a)	165,768	396,857
Dhanuka Agritech, Ltd. (a)	3,829	49,468
Dilip Buildcon, Ltd. (b)	30,859	238,075
Dish TV India, Ltd. (a)	412,094	77,063
Dishman Carbogen Amcis, Ltd. (a)	40,288	116,262
Dixon Technologies India, Ltd.	20,870	1,241,320
Edelweiss Financial Services, Ltd.	327,833	319,100
EID Parry India, Ltd. (a)	52,951	303,793
EIH, Ltd. (a)	97,687	147,128
Endurance Technologies, Ltd. (a)(b)	18,481	404,093
Engineers India, Ltd.	147,813	158,293
Equitas Holdings, Ltd.	118,478	149,831
Eris Lifesciences, Ltd. (b)	17,313	164,791
Exide Industries, Ltd.	247,691	607,648
FDC, Ltd. (a)	20,537	97,795
Federal Bank, Ltd.	927,364	1,086,686
Fine Organic Industries, Ltd.	3,926	152,883
Finolex Cables, Ltd.	52,497	367,119
Firstsource Solutions, Ltd.	154,424	388,397
Fortis Healthcare, Ltd. (a)	246,160	806,072
Future Lifestyle Fashions, Ltd. (a)	56,071	57,783
Future Retail, Ltd. (a)	170,847	151,356
Galaxy Surfactants, Ltd.	2,999	121,967
GHCL, Ltd.	33,134	120,959
Glenmark Pharmaceuticals, Ltd.	86,975	763,562
GMM Pfaudler, Ltd.	1,926	121,359
GMR Infrastructure, Ltd. (a)	2,136,805	914,172
Godfrey Phillips India, Ltd. (a)	11,755	155,220
Godrej Agrovet, Ltd. (b)	7,753	66,145
Godrej Industries, Ltd. (a)	35,429	272,331
Granules India, Ltd.	139,021	622,069
Security Description	Shares	Value
Graphite India, Ltd. (a)	39,865	$341,826
Great Eastern Shipping Co., Ltd.	59,889	313,303
Greaves Cotton, Ltd. (a)	42,714	92,261
Gujarat Alkalies & Chemicals, Ltd.	4,302	23,284
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	47,855	242,848
Gujarat Pipavav Port, Ltd.	358,011	543,061
Gujarat State Fertilizers & Chemicals, Ltd.	88,267	137,394
Gujarat State Petronet, Ltd.	166,008	744,613
Hawkins Cookers, Ltd.	359	27,798
HEG, Ltd.	9,273	273,300
HeidelbergCement India, Ltd.	23,064	78,395
HFCL, Ltd. (a)	415,213	377,060
Hindustan Copper, Ltd. (a)	231,529	448,854
Housing & Urban Development Corp., Ltd.	23,406	16,705
IDFC, Ltd. (a)	849,614	616,093
IIFL Finance, Ltd.	85,697	293,304
India Cements, Ltd.	259,708	670,671
Indiabulls Housing Finance, Ltd.	207,037	727,122
Indiabulls Real Estate, Ltd. (a)	247,799	392,718
IndiaMart InterMesh, Ltd. (b)	5,444	512,112
Indian Energy Exchange, Ltd. (b)	74,687	376,952
Indian Hotels Co., Ltd.	418,661	796,712
IndoStar Capital Finance, Ltd. (a)(b)	14,599	69,175
Infibeam Avenues, Ltd.	439,386	306,500
Inox Leisure, Ltd. (a)	30,784	127,849
IOL Chemicals & Pharmaceuticals, Ltd.	16,272	133,079
IRB Infrastructure Developers, Ltd.	145,395	315,710
JB Chemicals & Pharmaceuticals, Ltd.	26,985	604,540
Jindal Saw, Ltd.	125,424	197,425
JK Cement, Ltd. (a)	16,544	634,673
JK Lakshmi Cement, Ltd. (a)	28,373	220,422
JK Paper, Ltd. (a)	12,896	36,764
JM Financial, Ltd.	242,429	288,645
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,068	211,973
JSW Energy, Ltd.	502,602	1,134,286
Jubilant Ingrevia, Ltd. (a)	31,028	218,507
Jubilant Pharmova, Ltd.	70,751	696,992
Just Dial, Ltd. (a)	27,905	360,760
Jyothy Labs, Ltd. (a)	102,942	214,387
Kajaria Ceramics, Ltd.	73,885	974,083
Kalpataru Power Transmission, Ltd.	40,288	230,790
Karnataka Bank, Ltd. (a)	124,569	104,408
Karur Vysya Bank, Ltd. (a)	319,343	222,118
KEC International, Ltd. (a)	67,565	411,589

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
KEI Industries, Ltd.	30,229	$282,017
Kiri Industries, Ltd.	10,204	81,695
KNR Constructions, Ltd. (a)	24,910	79,945
KRBL, Ltd. (a)	44,067	139,618
L&T Finance Holdings, Ltd. (a)	444,599	555,674
Laurus Labs, Ltd. (b)	218,487	2,024,231
Lemon Tree Hotels, Ltd. (a)(b)	243,207	137,260
LIC Housing Finance, Ltd.	192,203	1,215,329
Linde India, Ltd.	8,311	183,931
LUX Industries, Ltd.	2,941	141,552
Mahanagar Gas, Ltd.	31,440	480,715
Maharashtra Scooters, Ltd. (a)	2,037	102,332
MakeMyTrip, Ltd. (a)	37,835	1,136,942
Manappuram Finance, Ltd.	503,401	1,142,862
Mangalore Refinery & Petrochemicals, Ltd. (a)	74,432	51,370
Marksans Pharma, Ltd.	93,231	108,182
Max Financial Services, Ltd. (a)	109,829	1,566,833
Metropolis Healthcare, Ltd. (b)	14,055	536,210
Minda Industries, Ltd.	51,135	440,560
Mishra Dhatu Nigam, Ltd. (b)	16,217	44,671
MOIL, Ltd.	32,821	84,890
Motilal Oswal Financial Services, Ltd.	21,185	223,422
Multi Commodity Exchange of India, Ltd.	30,223	618,671
Narayana Hrudayalaya, Ltd. (a)	17,827	118,059
Natco Pharma, Ltd.	80,285	1,219,829
National Aluminium Co., Ltd.	445,714	469,820
Navin Fluorine International, Ltd.	26,875	1,355,591
NBCC India, Ltd.	393,387	285,527
NCC, Ltd.	473,218	552,926
NESCO, Ltd. (a)	11,176	91,109
Network18 Media & Investments, Ltd. (a)	233,751	157,396
NIIT, Ltd.	27,145	104,848
NLC India, Ltd.	30,959	25,428
NOCIL, Ltd. (a)	56,344	164,150
Oberoi Realty, Ltd. (a)	72,374	613,129
Oil India, Ltd.	190,008	401,847
Orient Electric, Ltd.	65,218	275,112
Persistent Systems, Ltd.	51,395	2,032,049
Phoenix Mills, Ltd. (a)	57,947	635,484
PNB Housing Finance, Ltd. (a)(b)	26,171	240,620
PNC Infratech, Ltd. (a)	83,370	323,531
Poly Medicure, Ltd. (a)	25,147	343,915
Polycab India, Ltd. (a)	7,379	196,070
Polyplex Corp., Ltd.	4,151	77,472
Prestige Estates Projects, Ltd. (a)	115,236	448,898
Procter & Gamble Health, Ltd.	3,950	294,919
PTC India, Ltd.	404,866	563,751
PVR, Ltd. (a)	32,301	579,988
Quess Corp., Ltd. (b)	42,314	465,636
Security Description	Shares	Value
Radico Khaitan, Ltd.	44,314	$452,560
Rain Industries, Ltd.	101,046	264,612
Rajesh Exports, Ltd.	64,606	490,738
Rallis India, Ltd.	58,773	256,900
Rashtriya Chemicals & Fertilizers, Ltd.	30,648	34,470
Raymond, Ltd. (a)	17,022	94,362
RBL Bank, Ltd. (a)(b)	245,391	694,939
Redington India, Ltd. (a)	269,206	968,461
Repco Home Finance, Ltd.	34,502	172,905
RITES, Ltd.	27,055	100,514
Schaeffler India, Ltd.	4,040	306,242
Sequent Scientific, Ltd. (a)	71,031	298,965
Shilpa Medicare, Ltd.	17,027	123,505
Shipping Corp. of India, Ltd.	67,368	100,331
Shriram City Union Finance, Ltd.	11,867	273,493
SJVN, Ltd.	87,633	32,893
SKF India, Ltd.	23,254	838,527
Sobha, Ltd.	22,507	142,633
Solara Active Pharma Sciences, Ltd.	7,927	179,640
Sonata Software, Ltd.	26,444	265,685
South Indian Bank, Ltd. (a)	811,827	143,623
Spandana Sphoorty Financial, Ltd. (a)	9,695	86,170
SpiceJet, Ltd. (a)	150,017	163,479
Sterling & Wilson Solar, Ltd. (a)	21,904	80,169
Sterlite Technologies, Ltd.	105,580	375,560
Strides Pharma Science, Ltd.	63,460	648,260
Sudarshan Chemical Industries (a)	13,479	123,357
Sumitomo Chemical India, Ltd.	49,771	258,631
Sun Pharma Advanced Research Co., Ltd. (a)	133,337	412,137
Sundram Fasteners, Ltd.	64,560	702,360
Sunteck Realty, Ltd.	30,145	119,254
Suven Pharmaceuticals, Ltd.	68,675	443,436
Suzlon Energy, Ltd. (a)	1,842,154	198,268
Swan Energy, Ltd.	48,338	91,467
Symphony, Ltd.	25,337	350,655
Tata Chemicals, Ltd.	62,033	604,056
Tata Elxsi, Ltd.	21,623	1,252,144
TCI Express, Ltd.	9,768	189,111
TeamLease Services, Ltd. (a)	6,186	301,048
Thermax, Ltd. (a)	47,210	942,803
Thyrocare Technologies, Ltd. (b)	7,387	130,458
Timken India, Ltd.	17,113	338,289
Trident, Ltd.	1,835,939	403,842
TTK Prestige, Ltd.	1,856	234,064
Tube Investments of India, Ltd.	57,808	908,845
TV18 Broadcast, Ltd. (a)	296,138	170,918
Uflex, Ltd.	12,000	91,820
Vaibhav Global, Ltd.	24,805	266,371
Vakrangee, Ltd.	374,583	210,397
V-Guard Industries, Ltd. (a)	65,564	233,880

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Vinati Organics, Ltd.	18,530	$456,207
VIP Industries, Ltd. (a)	35,025	188,743
V-Mart Retail, Ltd. (a)	5,369	202,275
VST Industries, Ltd.	608	29,547
WABCO India, Ltd. (a)	900	83,527
Welspun Corp., Ltd.	166,717	320,963
Welspun India, Ltd.	315,028	408,566
Westlife Development, Ltd. (a)	31,550	212,059
Wockhardt, Ltd. (a)	8,502	59,256
Zydus Wellness, Ltd. (a)	9,382	265,159
		91,764,660
INDONESIA — 2.1%
Ace Hardware Indonesia Tbk PT	3,520,100	303,457
AKR Corporindo Tbk PT	1,944,200	422,361
Aneka Tambang Tbk	5,444,300	863,579
Astra Agro Lestari Tbk PT	267,700	140,312
Bank BTPN Syariah Tbk PT	1,702,500	338,152
Bank Bukopin Tbk PT (a)	2,828,800	78,036
Bank CIMB Niaga Tbk PT	3,082,600	187,082
Bank Pan Indonesia Tbk PT (a)	1,672,600	89,974
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,417,400	368,624
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,712,100	277,726
Bank Tabungan Negara Persero Tbk PT (a)	2,723,700	257,343
Bintang Oto Global Tbk PT (a)	886,500	85,287
Buana Lintas Lautan Tbk PT (a)	2,182,900	42,454
Bukit Asam Tbk PT	1,977,300	272,731
Bumi Serpong Damai Tbk PT (a)	7,074,800	470,840
Bumitama Agri, Ltd.	551,200	186,576
Ciputra Development Tbk PT	8,933,299	572,963
Delta Dunia Makmur Tbk PT (a)	4,491,200	104,691
Erajaya Swasembada Tbk PT	5,394,000	256,680
Global Mediacom Tbk PT (a)	3,585,600	68,250
Indika Energy Tbk PT (a)	1,000,900	89,736
Indo Tambangraya Megah Tbk PT	137,000	134,166
Indosat Tbk PT (a)	452,600	213,814
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,430,500	119,011
Inti Agri Resources Tbk PT (a)	258,200	445
Japfa Comfeed Indonesia Tbk PT	4,020,400	479,675
Jasa Marga Persero Tbk PT (a)	1,051,500	255,261
Kimia Farma Tbk PT	258,900	56,065
Krakatau Steel Persero Tbk PT (a)	464,700	15,960
Link Net Tbk PT	930,900	276,060
Matahari Department Store Tbk PT (a)	854,700	115,237
Security Description	Shares	Value
Medco Energi Internasional Tbk PT (a)	8,796,292	$388,250
Media Nusantara Citra Tbk PT (a)	5,786,200	371,115
Metro Healthcare Indonesia Tbk PT (a)	3,868,500	93,378
Mitra Adiperkasa Tbk PT (a)	8,502,700	366,496
MNC Vision Networks Tbk PT (a)	1,492,600	26,970
Pabrik Kertas Tjiwi Kimia Tbk PT	715,300	384,782
Pacific Strategic Financial Tbk PT (a)	2,460,200	140,825
Pakuwon Jati Tbk PT (a)	7,180,800	217,900
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,778,200	267,080
PP Persero Tbk PT (a)	2,993,498	188,900
Ramayana Lestari Sentosa Tbk PT	1,980,900	92,214
Rimo International Lestari Tbk PT (a)	100,200	—
Sawit Sumbermas Sarana Tbk PT	2,635,900	150,883
Selamat Sempurna Tbk PT	513,300	47,259
Summarecon Agung Tbk PT (a)	8,769,115	514,052
Surya Citra Media Tbk PT (a)	2,758,000	344,275
Surya Semesta Internusa Tbk PT	1,018,700	30,631
Timah Tbk PT (a)	1,128,229	115,935
Tower Bersama Infrastructure Tbk PT	6,922,900	1,532,587
Trada Alam Minera Tbk PT (a)	6,757,200	11,650
Transcoal Pacific Tbk PT	586,400	354,873
Tunas Baru Lampung Tbk PT	911,800	50,306
Waskita Karya Persero Tbk PT (a)	3,476,200	210,969
Wijaya Karya Persero Tbk PT	3,841,636	262,291
XL Axiata Tbk PT	1,871,900	344,688
		13,650,857
KUWAIT — 0.9%
Ahli United Bank KSCP (a)	243,816	241,955
Al Ahli Bank of Kuwait KSCP (a)	385,648	272,629
ALAFCO Aviation Lease & Finance Co. KSCP (a)	165,776	122,695
Alimtiaz Investment Group KSC (a)	504,686	202,678
Boubyan Petrochemicals Co. KSCP	271,743	775,636
Burgan Bank SAK	585,614	439,259
Gulf Cable & Electrical Industries Co. KSCP	77,703	194,193
Heavy Engineering & Ship Building Co. KSCP Class B	123,112	205,119
Humansoft Holding Co. KSC	58,335	727,009

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Integrated Holding Co. KCSC (a)	102,368	$127,408
Jazeera Airways Co. KSCP (a)	39,755	85,500
Kuwait International Bank KSCP (a)	529,971	394,004
Kuwait Projects Co. Holding KSCP	451,878	241,462
Mezzan Holding Co. KSCC	61,216	129,218
National Industries Group Holding SAK (a)	764,513	565,836
National Investments Co. KSCP	217,294	121,881
National Real Estate Co. KPSC (a)	474,001	295,759
Qurain Petrochemical Industries Co.	341,978	442,653
Warba Bank KSCP (a)	684,549	572,540
		6,157,434
MACAU — 0.0% (c)
Huasheng International Holding, Ltd. (a)(d)	942,000	121,300
MALAYSIA — 3.6%
Aeon Co. M Bhd	908,300	282,237
AEON Credit Service M Bhd	14,300	40,026
AirAsia Group Bhd (a)	753,900	161,621
Alliance Bank Malaysia Bhd	651,800	378,378
Astro Malaysia Holdings Bhd	1,542,100	427,175
ATA IMS Bhd	165,000	97,374
Axis Real Estate Investment Trust	442,956	203,793
Bahvest Resources Bhd (a)	415,700	40,053
Berjaya Corp. Bhd (a)	1,242,245	79,295
Berjaya Sports Toto Bhd	1,119,259	533,815
Bermaz Auto Bhd	837,960	308,823
BIMB Holdings Bhd	241,200	225,426
British American Tobacco Malaysia Bhd	69,800	240,093
Bumi Armada Bhd (a)	3,014,300	326,734
Bursa Malaysia Bhd	517,709	988,903
Cahya Mata Sarawak Bhd	567,900	155,945
Careplus Group Bhd	186,300	74,044
Carlsberg Brewery Malaysia Bhd Class B	111,600	596,777
Comfort Glove Bhd	185,500	86,684
D&O Green Technologies Bhd	276,400	312,253
Datasonic Group Bhd	2,146,600	240,436
Dayang Enterprise Holdings Bhd (a)	267,030	84,261
DRB-Hicom Bhd	973,500	382,225
Dufu Technology Corp. Bhd	208,700	228,230
Duopharma Biotech Bhd	158,100	115,390
Eco World Development Group Bhd	600,700	101,286
Econpile Holdings Bhd (a)	858,100	84,746
Ekovest Bhd	1,121,900	110,798
Security Description	Shares	Value
Focus Dynamics Group Bhd (a)	2,858,000	$27,537
Frontken Corp. Bhd	441,300	305,078
GDEX Bhd	578,000	48,729
Globetronics Technology Bhd	316,800	175,513
Greatech Technology Bhd (a)	211,800	290,291
Heineken Malaysia Bhd	127,100	722,524
Hengyuan Refining Co. Bhd	24,500	28,445
Hibiscus Petroleum Bhd	584,600	96,459
IGB Real Estate Investment Trust	1,146,700	472,325
IJM Corp. Bhd	1,931,600	832,847
Inari Amertron Bhd	1,710,479	1,306,087
IOI Properties Group Bhd	567,700	153,155
Iris Corp. Bhd (a)	1,243,900	68,914
JAKS Resources Bhd (a)	548,900	63,464
JHM Consolidation Bhd	120,900	53,876
KNM Group Bhd (a)	1,425,100	60,073
KPJ Healthcare Bhd	1,253,072	304,854
Leong Hup International Bhd	330,600	55,744
Lotte Chemical Titan Holding Bhd (b)	297,442	199,178
Magnum Bhd	1,266,933	604,246
Mah Sing Group Bhd	937,500	190,820
Malakoff Corp. Bhd	216,600	42,522
Malayan Flour Mills Bhd	80,400	14,622
Malaysia Building Society Bhd	1,919,598	279,744
Malaysian Pacific Industries Bhd	70,900	662,633
Malaysian Resources Corp. Bhd	2,413,022	235,403
Mega First Corp. BHD	337,000	283,302
Mi Technovation Bhd	113,900	95,203
MMC Corp. Bhd	255,000	111,177
My EG Services Bhd	1,878,123	805,265
Padini Holdings Bhd	538,100	360,332
Pavilion Real Estate Investment Trust	1,032,200	338,141
Pentamaster Corp. Bhd	345,750	385,601
Pentamaster International, Ltd.	372,000	55,087
Sapura Energy Bhd (a)	5,360,100	161,391
Scientex Bhd	606,600	610,764
Serba Dinamik Holdings Bhd	952,810	75,738
Sime Darby Property Bhd	1,132,600	163,690
SKP Resources Bhd	358,500	140,758
SP Setia Bhd Group (a)	432,400	110,404
Sunway Bhd	550,000	230,519
Sunway Real Estate Investment Trust	1,967,400	677,678
Syarikat Takaful Malaysia Keluarga Bhd	112,800	118,193
TIME dotCom Bhd	233,400	790,462
TSH Resources Bhd	468,300	115,059
Uchi Technologies Bhd	37,200	27,330
UEM Sunrise Bhd (a)	1,113,700	104,623
UMW Holdings Bhd	353,900	269,378
UOA Development Bhd	390,900	154,420

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
UWC Bhd	146,600	$180,094
Velesto Energy Bhd (a)	2,027,215	75,688
ViTrox Corp. Bhd	120,700	425,641
VS Industry Bhd	2,864,400	952,155
WCT Holdings Bhd (a)	606,366	75,221
Widad Group Bhd (a)	307,600	29,638
Yinson Holdings Bhd	517,800	624,877
YNH Property Bhd	124,700	82,002
YTL Corp. Bhd (a)	2,642,296	416,886
YTL Hospitality REIT	116,100	25,029
YTL Power International Bhd	489,493	81,946
		23,355,596
MEXICO — 2.0%
Alpek SAB de CV	69,352	85,373
Alsea SAB de CV (a)(d)	260,153	463,455
Axtel SAB de CV (a)	228,949	69,108
Banco del Bajio SA (b)	346,986	623,200
Bolsa Mexicana de Valores SAB de CV	504,957	1,113,617
Concentradora Fibra Danhos SA de CV REIT	356,027	395,357
Consorcio ARA SAB de CV (a)(d)	622,205	144,063
Controladora Nemak SAB de CV (a)	483,200	78,873
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(d)	559,468	1,072,825
Corp. Inmobiliaria Vesta SAB de CV	416,792	811,793
Credito Real SAB de CV SOFOM ER (a)(d)	135,216	67,776
Genomma Lab Internacional SAB de CV Class B (a)(d)	639,044	660,211
Gentera SAB de CV (a)	542,040	320,424
Grupo Aeroportuario del Centro Norte SAB de CV (a)	190,618	1,247,650
Grupo Cementos de Chihuahua SAB de CV	63,781	515,585
Grupo Comercial Chedraui SA de CV	38,703	62,028
Grupo Herdez SAB de CV	49,575	113,066
Grupo Lala SAB de CV	79,380	65,305
Grupo Traxion SAB de CV (a)(b)	106,181	199,824
Hoteles City Express SAB de CV (a)(d)	234,589	82,475
Industrias Bachoco SAB de CV Class B	15,650	59,164
La Comer SAB de CV	209,079	443,560
Macquarie Mexico Real Estate Management SA de CV REIT (b)	629,973	778,350
Megacable Holdings SAB de CV	233,431	827,012
Nemak SAB de CV (a)(b)(d)	134,000	47,044
Security Description	Shares	Value
PLA Administradora Industrial S de RL de CV REIT	484,806	$736,809
Prologis Property Mexico SA de CV REIT	404,269	901,308
Qualitas Controladora SAB de CV	173,627	810,210
Regional SAB de CV	63,823	375,780
Unifin Financiera SAB de CV (a)(d)	42,654	64,311
Vista Oil & Gas SAB de CV ADR (a)(d)	35,799	146,776
		13,382,332
MONACO — 0.1%
Costamare, Inc.	34,012	401,682
PAKISTAN — 0.6%
Bank Al Habib, Ltd.	323,816	144,073
Bank Alfalah, Ltd.	460,925	94,115
DG Khan Cement Co., Ltd. (a)	33,500	25,065
Engro Corp., Ltd.	174,978	327,096
Engro Fertilizers, Ltd.	179,614	80,086
Fauji Fertilizer Co., Ltd.	274,588	184,859
Habib Bank, Ltd.	374,057	290,440
Hub Power Co. Ltd	495,815	250,645
Lucky Cement, Ltd. (a)	73,371	401,976
Mari Petroleum Co., Ltd.	9,692	93,746
MCB Bank, Ltd.	277,640	281,569
Meezan Bank, Ltd.	105,578	77,314
Millat Tractors, Ltd.	21,741	148,933
National Bank of Pakistan (a)	72,000	16,707
Pakistan Oilfields, Ltd.	77,825	194,493
Pakistan Petroleum, Ltd.	228,419	125,848
Pakistan State Oil Co., Ltd.	367,167	522,444
Searle Co., Ltd.	44,403	68,357
SUI Northern Gas Pipeline	609,234	187,796
TRG Pakistan	192,500	203,163
United Bank, Ltd.	274,692	212,991
		3,931,716
PERU — 0.2%
Alicorp SAA	104,611	171,963
Ferreycorp SAA	1,001,027	420,523
Nexa Resources SA (d)	28,080	246,261
Volcan Cia Minera SAA Class B (a)	1,116,907	151,544
		990,291
PHILIPPINES — 1.1%
AC Energy Corp.	2,861,800	483,660
AllHome Corp.	802,200	129,824
Alliance Global Group, Inc.	1,989,000	413,976
Axelum Resources Corp. (a)	1,436,456	85,337
Bloomberry Resorts Corp. (a)	2,364,300	315,305
Cebu Air, Inc. (a)	172,548	191,583
Century Pacific Food, Inc.	325,900	156,224
Cosco Capital, Inc.	3,675,800	402,105
D&L Industries, Inc.	2,872,100	480,694

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
DMCI Holdings, Inc.	2,045,800	$263,609
DoubleDragon Properties Corp. (a)	464,700	115,187
Filinvest Land, Inc.	2,887,000	65,056
First Gen Corp.	398,700	245,027
GT Capital Holdings, Inc.	51,660	642,377
Holcim Philippines, Inc.	586,800	83,786
LT Group, Inc.	790,900	209,006
MacroAsia Corp. (a)	605,772	66,763
Manila Water Co., Inc. (a)	853,500	319,964
Megawide Construction Corp. (a)	572,800	78,618
Megaworld Corp.	6,042,000	399,788
Nickel Asia Corp.	5,818,780	656,796
Petron Corp. (a)	299,000	20,397
Philippine National Bank (a)	230,200	106,576
Pilipinas Shell Petroleum Corp. (a)	232,100	95,094
PNB Holdings Corp. (a)	36,116	30,888
PXP Energy Corp. (a)	549,500	89,154
Robinsons Land Corp.	1,148,800	406,663
Security Bank Corp.	155,170	375,091
Semirara Mining & Power Corp.	770,800	232,748
SM Prime Holdings, Inc.	1	1
Vista Land & Lifescapes, Inc.	487,000	37,910
Wilcon Depot, Inc.	470,900	194,379
		7,393,586
POLAND — 1.5%
11 bit studios SA (a)	1,685	211,211
Alior Bank SA (a)	67,718	592,866
Amica SA	1,048	45,477
Asseco Poland SA	50,115	1,015,596
Bank Handlowy w Warszawie SA (a)	16,665	200,050
Bank Millennium SA (a)	364,704	446,420
Benefit Systems SA (a)	694	164,066
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	22,285	54,849
Budimex SA	7,714	567,355
CCC SA (a)	22,354	659,698
Celon Pharma SA	4,415	48,824
Ciech SA	38,000	484,108
Columbus Energy SA (a)	3,537	40,229
Datawalk SA (a)	1,755	85,284
Develia SA (a)	287,996	253,424
Dom Development SA	1,358	48,941
Enea SA (a)	136,161	304,189
EPP NV (a)	281,854	224,042
Eurocash SA	89,353	333,519
Fabryki Mebli Forte SA	7,644	108,827
Famur SA (a)	136,285	81,800
Grupa Azoty SA (a)	43,812	379,773
Jastrzebska Spolka Weglowa SA (a)	24,333	225,114
Security Description	Shares	Value
KRUK SA	15,307	$1,010,013
LiveChat Software SA	5,863	212,220
Mercator Medical SA (a)	2,312	158,992
PKP Cargo SA (a)	5,490	30,284
PlayWay SA	4,072	508,920
Tauron Polska Energia SA (a)	627,870	550,850
TEN Square Games SA	1,975	255,759
VRG SA (a)	69,499	66,998
Wirtualna Polska Holding SA	4,758	145,227
X-Trade Brokers Dom Maklerski SA (b)	20,340	92,964
		9,607,889
QATAR — 0.7%
Aamal Co.	452,581	122,188
Al Meera Consumer Goods Co. QSC	129,869	688,045
Baladna	338,354	141,159
Gulf International Services QSC (a)	803,316	328,960
Gulf Warehousing Co.	182,932	259,752
Mazaya Real Estate Development QPSC	88,105	26,013
Medicare Group	182,685	434,008
Qatar Aluminium Manufacturing Co.	1,463,258	614,882
Qatar First Bank (a)	625,612	324,748
Qatar Insurance Co. SAQ (a)	696,074	474,118
Qatari Investors Group QSC	273,394	187,419
United Development Co. QSC	947,199	377,215
Vodafone Qatar QSC	1,050,792	466,089
		4,444,596
RUSSIA — 0.6%
Aeroflot PJSC (a)	432,233	404,344
Detsky Mir PJSC (b)	250,000	516,469
Etalon Group PLC GDR	117,863	191,645
Globaltrans Investment PLC GDR	110,851	794,802
HeadHunter Group PLC ADR	7,597	321,885
Lenta PLC GDR (a)	19,367	65,170
LSR Group PJSC GDR	214,756	448,840
M. Video PJSC (a)	61,146	515,592
Mechel PJSC ADR (a)	55,540	112,746
Mosenergo PJSC (a)	3,345,848	107,653
OGK-2 PJSC (a)	14,657,102	158,077
QIWI PLC ADR (d)	36,519	389,292
		4,026,515
SAUDI ARABIA — 3.7%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	43,075	270,367
Al Babtain Power & Telecommunication Co.	12,564	135,174
Al Hammadi Co. for Development & Investment	27,414	289,461

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Al Jouf Agricultural Development Co.	8,210	$184,541
Al Jouf Cement Co. (a)	53,681	206,686
Al Khaleej Training & Education Co.	41,054	338,249
Al Moammar Information Systems Co.	3,130	105,991
Al Rajhi Co. for Co-operative Insurance (a)	10,245	252,137
Al Rajhi REIT	81,030	256,676
Alahli REIT Fund 1	20,632	68,986
Alandalus Property Co.	16,501	119,455
Alaseel Co.	8,172	186,520
Aldrees Petroleum & Transport Services Co.	23,608	429,935
Al-Etihad Cooperative Insuarnce Co. (a)	27,270	178,290
Alujain Holding (a)	19,361	290,642
Arabian Cement Co.	29,434	356,310
Arriyadh Development Co.	36,648	239,213
Aseer Trading Tourism & Manufacturing Co. (a)	40,927	294,097
Astra Industrial Group	12,420	163,430
Ataa Educational Co.	3,203	47,399
AXA Cooperative Insurance Co. (a)	10,052	104,932
Basic Chemical Industries, Ltd. (a)	8,738	97,622
Batic Investments & Logistic Co. (a)	10,103	108,966
Bawan Co.	26,788	289,280
City Cement Co.	41,847	336,414
Dallah Healthcare Co.	16,693	353,409
Derayah REIT	62,713	221,395
Dur Hospitality Co. (a)	40,010	374,454
Eastern Province Cement Co.	26,828	349,442
Emaar Economic City (a)	253,271	864,406
Fawaz Abdulaziz Al Hokair & Co. (a)	45,379	304,309
Fitaihi Holding Group	16,342	155,777
Hail Cement Co.	30,754	155,640
Halwani Brothers Co.	5,533	150,186
Herfy Food Services Co.	15,096	256,806
Jadwa REIT Saudi Fund	75,320	316,109
Jazan Energy & Development Co. (a)	36,557	261,720
Leejam Sports Co. JSC (a)	11,408	236,653
Maharah Human Resources Co.	10,174	213,767
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	20,218	145,285
Methanol Chemicals Co. (a)	36,846	137,937
Middle East Healthcare Co. (a)	18,767	195,907
Mobile Telecommunications Co. (a)	271,523	1,052,673
Musharaka Real Estate Income Fund REIT	48,069	145,089
Security Description	Shares	Value
Najran Cement Co.	49,286	$317,499
National Agriculture Development Co (a)	29,960	321,536
National Co. for Glass Manufacturing (a)	31,578	359,109
National Co. for Learning & Education	18,367	300,207
National Gas & Industrialization Co.	21,124	241,633
National Industrialization Co. (a)	186,736	961,961
National Medical Care Co.	11,893	215,637
Northern Region Cement Co.	47,918	240,203
Qassim Cement Co.	28,541	654,470
Riyad REIT Fund	63,954	170,014
Saudi Advanced Industries Co.	25,894	389,404
Saudi Airlines Catering Co. (a)	20,962	439,876
Saudi Automotive Services Co.	25,190	245,492
Saudi Ceramic Co. (a)	24,765	378,369
Saudi Chemical Co. Holding	21,006	229,361
Saudi Co. For Hardware CJSC	10,775	213,753
Saudi Fisheries Co. (a)	11,746	191,987
Saudi Ground Services Co. (a)	58,283	562,565
Saudi Industrial Services Co.	19,702	247,168
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,191	295,254
Saudi Public Transport Co. (a)	49,325	376,145
Saudi Re for Cooperative Reinsurance Co. (a)	19,944	108,058
Saudi Real Estate Co. (a)	51,252	364,875
Saudi Research & Marketing Group (a)	21,355	1,007,849
Saudi Vitrified Clay Pipe Co., Ltd.	7,438	213,795
Saudia Dairy & Foodstuff Co.	10,303	495,590
Seera Group Holding (a)	96,966	561,050
Tabuk Cement Co. (a)	34,147	220,703
Umm Al-Qura Cement Co.	29,023	260,792
United Electronics Co.	18,858	668,759
United International Transportation Co.	18,426	221,580
United Wire Factories Co.	10,519	113,032
Walaa Cooperative Insurance Co. (a)	23,644	162,023
Yamama Cement Co. (a)	60,930	557,247
Yanbu Cement Co.	48,475	575,175
Zamil Industrial Investment Co. (a)	23,550	244,894
		24,368,802
SINGAPORE — 0.1%
Asian Pay Television Trust	107,600	9,285
Guan Chong Bhd	123,400	81,147
Japfa, Ltd.	222,800	136,743
Riverstone Holdings, Ltd. (d)	360,100	329,507

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Silverlake Axis, Ltd.	944,800	$165,175
		721,857
SOUTH AFRICA — 5.9%
Adcock Ingram Holdings, Ltd.	154,452	479,189
Advtech, Ltd.	478,798	477,834
AECI, Ltd.	93,615	644,545
Afrimat, Ltd.	47,654	195,238
Alexander Forbes Group Holdings, Ltd.	866,960	251,975
Arrowhead Properties, Ltd. Class B, REIT	883,585	225,866
Astral Foods, Ltd.	20,867	231,106
Attacq, Ltd. REIT (a)	328,639	157,889
AVI, Ltd.	183,568	913,421
Barloworld, Ltd. (d)	126,777	945,939
Blue Label Telecoms, Ltd. (a)	132,264	38,905
Brait SE (a)(d)	25,553	5,118
Cashbuild, Ltd.	12,954	251,301
City Lodge Hotels, Ltd. (a)	295,043	72,527
Coronation Fund Managers, Ltd.	208,185	707,133
Curro Holdings, Ltd. (a)(d)	125,803	103,347
DataTec, Ltd. (a)	147,760	285,198
Dis-Chem Pharmacies, Ltd. (b)	325,083	731,956
Distell Group Holdings, Ltd. (a)	54,918	642,305
DRDGOLD, Ltd. (d)	269,819	282,125
Emira Property Fund, Ltd. REIT	460,726	317,826
Equites Property Fund, Ltd. REIT	351,935	465,344
Famous Brands, Ltd. (a)	71,886	275,637
Fortress REIT, Ltd. Class A,	509,001	484,092
Fortress REIT, Ltd. Class B, (a)	1,106,535	216,212
Foschini Group, Ltd. (a)	200,945	2,238,172
Grindrod, Ltd. (a)(d)	167,469	57,001
Hosken Consolidated Investments, Ltd. (a)	38,889	152,519
Hudaco Industries, Ltd.	18,936	169,497
Hyprop Investments, Ltd. REIT	193,054	358,290
Imperial Logistics, Ltd.	105,077	348,963
Investec Property Fund, Ltd. REIT	105,458	77,993
Italtile, Ltd.	312,663	365,024
JSE, Ltd.	90,551	674,119
KAP Industrial Holdings, Ltd. (a)	1,634,421	472,742
Liberty Holdings, Ltd. (a)	57,579	249,047
Libstar Holdings, Ltd. (d)	365,442	159,703
Life Healthcare Group Holdings, Ltd. (a)	854,393	1,359,489
Long4Life, Ltd. (a)	568,821	168,510
Massmart Holdings, Ltd. (a)(d)	56,863	250,888
Metair Investments, Ltd.	162,494	256,053
MiX Telematics, Ltd. ADR	8,829	146,473
Momentum Metropolitan Holdings	437,609	597,628
Security Description	Shares	Value
Motus Holdings, Ltd. (d)	105,296	$688,319
Mr. Price Group, Ltd. (d)	151,095	2,227,682
Net 1 UEPS Technologies, Inc. (a)(d)	62,566	294,686
Netcare, Ltd. (a)	827,430	825,184
Ninety One, Ltd.	61,976	185,554
Oceana Group, Ltd. (d)	32,309	148,118
Omnia Holdings, Ltd. (a)	116,487	450,733
Pick n Pay Stores, Ltd.	212,498	785,032
PSG Konsult, Ltd.	242,460	189,332
Raubex Group, Ltd.	135,559	309,876
Redefine Properties, Ltd. REIT (a)	3,452,450	1,034,858
Resilient REIT, Ltd.	214,498	783,407
Reunert, Ltd. (d)	152,522	541,778
RFG Holdings, Ltd. (d)	28,485	25,874
Royal Bafokeng Platinum, Ltd.	118,532	847,312
SA Corporate Real Estate, Ltd. REIT	1,380,279	203,967
Santam, Ltd. (a)	22,264	404,763
Sappi, Ltd. (a)	331,872	961,769
SPAR Group, Ltd.	110,741	1,402,920
Steinhoff International Holdings NV (a)(d)	3,228,934	427,396
Stor-Age Property REIT, Ltd. (d)	147,067	139,046
Sun International, Ltd. (a)(d)	161,101	205,456
Super Group, Ltd. (a)	318,200	692,168
Telkom SA SOC, Ltd.	187,931	610,303
Tiger Brands, Ltd. (d)	104,551	1,530,327
Transaction Capital, Ltd.	296,297	784,799
Truworths International, Ltd.	255,118	1,030,567
Tsogo Sun Gaming, Ltd. (a)(d)	333,331	185,589
Vukile Property Fund, Ltd. REIT	656,970	529,579
Wilson Bayly Holmes-Ovcon, Ltd. (a)	56,748	449,096
Woolworths Holdings, Ltd. (a)	613,263	2,315,399
Zeder Investments, Ltd.	593,693	119,331
		38,834,359
SPAIN — 0.0% (c)
AmRest Holdings SE (a)	39,008	264,972
TAIWAN — 30.6%
Ability Opto-Electronics Technology Co., Ltd. (a)	18,000	61,696
Abnova Corp. (d)	18,000	41,410
AcBel Polytech, Inc. (d)	740,000	690,534
ADATA Technology Co., Ltd. (d)	237,652	951,034
Adimmune Corp. (a)	111,000	213,534
Advanced Ceramic X Corp.	51,642	935,997
Advanced Wireless Semiconductor Co.	67,801	378,396
AGV Products Corp. (a)(d)	1,624,414	679,208
Alchip Technologies, Ltd. (d)	52,000	1,140,314
ALI Corp. (a)	41,000	40,393

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Alpha Networks, Inc. (a)(d)	452,285	$463,445
Altek Corp. (d)	211,516	281,262
AMPACS Corp.	22,144	105,306
AmTRAN Technology Co., Ltd. (a)(d)	895,717	559,371
Andes Technology Corp.	5,000	90,444
AP Memory Technology Corp. (d)	31,000	705,393
Apex International Co., Ltd.	56,000	121,597
Applied BioCode Corp. (a)	37,000	61,484
Arcadyan Technology Corp.	192,318	735,105
Ardentec Corp.	112,000	181,692
Argosy Research, Inc.	9,000	35,532
Asia Optical Co., Inc. (a)(d)	200,540	662,169
Asia Pacific Telecom Co., Ltd. (a)	920,476	287,747
Asia Polymer Corp. (d)	857,863	1,077,621
Asia Vital Components Co., Ltd. (a)	119,000	344,668
ASPEED Technology, Inc.	17,000	1,226,380
ASROCK, Inc.	11,000	76,196
Aten International Co., Ltd.	179,000	544,790
AURAS Technology Co., Ltd.	26,000	175,433
Aurora Corp. (a)	12,000	39,623
Avermedia Technologies (d)	90,000	130,175
Bank of Kaohsiung Co., Ltd.	40,489	15,694
Baotek Industrial Materials, Ltd. (a)	24,000	29,631
Basso Industry Corp.	109,800	200,192
BES Engineering Corp.	2,485,356	797,455
Bizlink Holding, Inc. (d)	74,764	694,980
Brave C&H Supply Co., Ltd. (d)	14,000	56,276
Brighton-Best International Taiwan, Inc. (a)	190,000	279,587
Brogent Technologies, Inc.	6,300	30,751
Capital Securities Corp.	2,126,771	1,293,810
Career Technology MFG. Co., Ltd. (a)	331,943	371,705
Cathay Real Estate Development Co., Ltd.	715,332	508,338
Center Laboratories, Inc.	279,090	699,165
Century Iron & Steel Industrial Co., Ltd. (d)	83,000	399,174
Chang Wah Electromaterials, Inc.	614,190	727,439
Chang Wah Technology Co., Ltd.	50,000	133,154
Channel Well Technology Co., Ltd.	16,000	32,273
Charoen Pokphand Enterprise	172,675	499,510
Cheng Loong Corp.	858,128	1,493,736
Cheng Mei Materials Technology Corp. (a)	93,000	37,717
Cheng Uei Precision Industry Co., Ltd.	325,915	494,209
Chia Hsin Cement Corp.	118,000	94,866
Chief Telecom, Inc. (a)	7,000	75,496
Security Description	Shares	Value
Chilisin Electronics Corp. (d)	130,455	$472,892
China Airlines, Ltd. (a)	1,650,000	1,128,129
China Bills Finance Corp.	788,394	458,393
China Chemical & Pharmaceutical Co., Ltd.	640,000	560,467
China General Plastics Corp.	91,920	124,869
China Man-Made Fiber Corp. (a)(d)	1,732,527	690,213
China Motor Corp. (a)	216,000	595,381
China Petrochemical Development Corp. (d)	2,072,103	1,037,446
China Steel Chemical Corp. (a)	143,000	587,654
Chin-Poon Industrial Co., Ltd.	292,000	341,649
Chipbond Technology Corp. (a)	514,000	1,328,237
ChipMOS Techinologies, Inc.	281,875	481,552
Chong Hong Construction Co., Ltd.	250,275	711,414
Chung Hung Steel Corp. (a)(d)	316,000	694,094
Chung-Hsin Electric & Machinery Manufacturing Corp.	124,000	226,082
Chunghwa Precision Test Tech Co., Ltd.	11,000	257,012
Cleanaway Co., Ltd.	29,000	172,777
Clevo Co.	435,265	473,343
CMC Magnetics Corp. (a)	838,303	305,384
Concraft Holding Co., Ltd.	34,911	91,467
Continental Holdings Corp.	72,000	70,546
Coretronic Corp. (a)	384,652	846,269
CSBC Corp. Taiwan (a)(d)	365,717	365,553
CTCI Corp. (a)	461,000	648,585
Cub Elecparts, Inc.	50,923	377,410
CyberTAN Technology, Inc. (d)	513,210	349,968
Dadi Early-Childhood Education Group, Ltd.	8,000	50,821
Darfon Electronics Corp.	131,000	215,806
Darwin Precisions Corp. (a)	388,576	188,274
Dimerco Express Corp.	35,000	168,327
D-Link Corp. (a)	777,598	531,655
Dyaco International, Inc.	18,000	63,117
Dynapack International Technology Corp.	165,000	660,296
E Ink Holdings, Inc.	685,000	1,834,042
E&R Engineering Corp.	38,000	91,650
Egis Technology, Inc.	49,000	288,416
EirGenix, Inc. (a)	86,647	458,697
Elan Microelectronics Corp. (d)	267,029	1,864,052
Elite Advanced Laser Corp.	91,600	186,734
Elite Material Co., Ltd.	244,782	1,915,208
Elite Semiconductor Microelectronics Technology, Inc. (d)	258,674	1,513,283
eMemory Technology, Inc.	46,000	2,204,038
Ennoconn Corp.	44,340	348,514
ENNOSTAR, Inc. (a)	386,786	1,089,734
Episil-Precision, Inc. (d)	40,000	103,365
Eternal Materials Co., Ltd. (d)	884,805	1,286,123

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Etron Technology, Inc. (a)	81,401	$84,432
Eva Airways Corp.	866,000	626,286
Ever Supreme Bio Technology Co., Ltd. (a)	8,908	132,841
Everlight Chemical Industrial Corp.	536,304	380,153
Everlight Electronics Co., Ltd.	419,000	792,510
Excelliance Mos Corp.	8,000	47,519
Excelsior Medical Co., Ltd.	150,432	314,227
Far Eastern Department Stores, Ltd.	709,490	579,305
Far Eastern International Bank	3,182,115	1,210,603
Faraday Technology Corp.	268,385	733,032
Farglory Land Development Co., Ltd.	224,464	429,392
Feng Hsin Steel Co., Ltd.	351,270	1,024,971
Firich Enterprises Co., Ltd. (a)	117,291	152,178
FIT Holding Co., Ltd. (a)	55,000	59,614
Fitipower Integrated Technology, Inc. (d)	42,000	463,526
Fittech Co., Ltd. (a)	23,228	144,224
FLEXium Interconnect, Inc. (d)	251,099	1,216,630
FocalTech Systems Co., Ltd. (d)	95,115	771,503
Forcecon Tech Co., Ltd.	6,000	19,122
Foresee Pharmaceuticals Co., Ltd. (a)	33,532	117,941
Formosa Sumco Technology Corp.	5,000	33,917
Formosa Taffeta Co., Ltd.	659,000	771,051
Formosan Rubber Group, Inc.	342,610	304,952
Foxsemicon Integrated Technology, Inc. (d)	60,050	514,021
Fulgent Sun International Holding Co., Ltd.	67,330	273,066
Fusheng Precision Co., Ltd.	28,000	210,534
Gamania Digital Entertainment Co., Ltd.	38,000	87,013
Gemtek Technology Corp. (a)	429,234	508,379
General Biologicals Corp. (a)	13,351	24,486
General Interface Solution Holding, Ltd.	98,000	434,383
GeneReach Biotechnology Corp. (a)	12,000	57,927
Getac Technology Corp.	239,000	471,781
Gigabyte Technology Co., Ltd. (d)	440,000	1,697,622
Gigasolar Materials Corp.	9,000	60,081
Gigastorage Corp. (a)	316,941	267,317
Ginko International Co., Ltd.	40,950	390,945
Global Lighting Technologies, Inc.	30,000	106,380
Global Mixed Mode Technology, Inc.	2,000	16,869
Global PMX Co., Ltd.	16,000	108,533
Global Unichip Corp.	79,669	1,180,917
Security Description	Shares	Value
Gloria Material Technology Corp.	251,909	$248,632
Gold Circuit Electronics, Ltd. (a)	191,000	458,606
Golden Biotechnology Corp. (a)	33,229	85,748
Goldsun Building Materials Co., Ltd.	1,216,044	1,106,387
Gongwin Biopharm Holdings Co., Ltd. (a)	26,901	221,580
Gourmet Master Co., Ltd. (d)	76,644	469,010
Grand Pacific Petrochemical (a)	819,000	880,361
Grand Plastic Technology Corp.	4,000	61,373
Grape King Bio, Ltd.	86,000	532,436
Great Wall Enterprise Co., Ltd.	533,615	1,151,019
Gudeng Precision Industrial Co., Ltd.	23,651	229,189
Hannstar Board Corp.	206,674	353,080
HannStar Display Corp. (a)(d)	1,999,599	1,586,043
HannsTouch Solution, Inc.	673,498	292,484
Highwealth Construction Corp. (d)	793,003	1,242,336
Himax Technologies, Inc. ADR (d)	94,582	1,575,736
HLJ Technology Co., Ltd.	41,899	56,692
Ho Tung Chemical Corp. (a)(d)	1,243,351	546,650
Holtek Semiconductor, Inc. (a)	67,000	240,467
Holy Stone Enterprise Co., Ltd.	98,000	510,004
Hota Industrial Manufacturing Co., Ltd. (a)(d)	171,106	660,167
Hsin Kuang Steel Co., Ltd. (a)(d)	147,000	421,017
HTC Corp. (a)(d)	532,000	750,385
Hu Lane Associate, Inc. (a)	13,325	64,084
Huaku Development Co., Ltd.	154,260	470,600
Huang Hsiang Construction Corp.	288,484	447,804
Hung Sheng Construction, Ltd.	72,320	50,484
Ibase Technology, Inc. (a)(d)	341,817	513,416
IBF Financial Holdings Co., Ltd.	2,236,222	1,324,277
Ichia Technologies, Inc.	355,000	245,267
International CSRC Investment Holdings Co.	796,767	767,813
International Games System Co., Ltd.	38,000	1,145,626
Iron Force Industrial Co., Ltd.	63,000	167,096
ITE Technology, Inc. (a)	258,992	1,129,386
ITEQ Corp.	115,872	592,616
Jentech Precision Industrial Co., Ltd. (d)	28,000	303,490
Jess-Link Products Co., Ltd.	195,230	260,657
Johnson Health Tech Co., Ltd.	6,000	18,153
KEE TAI Properties Co., Ltd. (d)	777,076	277,502

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kenda Rubber Industrial Co., Ltd.	680,579	$989,267
Kerry TJ Logistics Co., Ltd. (d)	203,000	504,176
Keystone Microtech Corp.	7,000	91,198
Kindom Development Co., Ltd.	72,000	101,039
King Slide Works Co., Ltd.	56,000	788,874
King Yuan Electronics Co., Ltd. (a)	953,656	1,536,802
King's Town Bank Co., Ltd.	741,000	1,059,806
Kinpo Electronics	1,484,371	689,910
Kinsus Interconnect Technology Corp. (d)	259,030	1,255,058
KMC Kuei Meng International, Inc.	30,000	251,413
KNH Enterprise Co., Ltd. (d)	55,000	68,497
Ko Ja Cayman Co., Ltd.	10,674	42,140
Kuoyang Construction Co., Ltd. (d)	327,662	340,451
Land Mark Optoelectronics Corp.	31,000	294,841
Lealea Enterprise Co., Ltd. (a)	282,000	138,153
Lien Hwa Industrial Holdings Corp.	742,344	1,332,156
Lin BioScience, Inc. (a)	17,257	142,144
Lingsen Precision Industries, Ltd. (a)	799,694	559,678
Longchen Paper & Packaging Co., Ltd.	641,663	670,162
Longwell Co.	201,000	494,880
Lotes Co., Ltd.	75,418	1,580,767
Lotus Pharmaceutical Co., Ltd. (a)(d)	34,000	123,858
Lumax International Corp., Ltd.	146,322	379,164
Lumosa Therapeutics Co., Ltd. (a)	17,000	23,216
Lung Yen Life Service Corp. (d)	171,000	305,023
Machvision, Inc.	23,915	222,305
Macroblock, Inc.	9,000	36,662
Macronix International Co., Ltd. (d)	1,046,000	1,715,646
Makalot Industrial Co., Ltd.	115,226	1,133,133
Marketech International Corp.	19,000	74,329
Medigen Biotechnology Corp. (a)	87,000	203,898
Medigen Vaccine Biologics Corp. (a)	75,285	667,399
Mercuries & Associates Holding, Ltd.	541,505	438,257
Merry Electronics Co., Ltd. (d)	135,464	512,928
Microbio Co., Ltd. (a)	233,723	515,889
Mirle Automation Corp. (d)	282,331	442,813
Mitac Holdings Corp.	1,028,544	1,018,854
Motech Industries, Inc. (a)	187,982	235,125
MPI Corp. (d)	21,000	99,489
Mycenax Biotech, Inc. (a)(d)	42,409	65,221
Nan Kang Rubber Tire Co., Ltd. (d)	478,204	659,059
Security Description	Shares	Value
Nan Liu Enterprise Co., Ltd. (d)	17,000	$88,470
Nantex Industry Co., Ltd. (d)	250,504	1,290,169
Nichidenbo Corp.	85,000	184,567
Nidec Chaun-Choung Technology Corp.	34,000	254,428
OBI Pharma, Inc. (a)	104,797	426,898
OptoTech Corp.	261,900	240,163
Orient Semiconductor Electronics, Ltd.	354,704	262,885
Oriental Union Chemical Corp.	682,500	538,896
Pan Jit International, Inc.	212,000	655,878
Pan-International Industrial Corp. (d)	481,539	687,851
Panion & BF Biotech, Inc.	51,000	185,787
PChome Online, Inc. (d)	82,670	324,894
PharmaEngine, Inc.	103,197	240,747
PharmaEssentia Corp. (a)	111,953	348,767
Pharmally International Holding Co., Ltd. (a)	38,461	—
Phihong Technology Co., Ltd. (a)(d)	89,000	121,861
Phison Electronics Corp.	95,000	1,636,608
Phytohealth Corp. (a)	395,493	340,667
Pixart Imaging, Inc.	104,060	733,882
Polaris Group/Tw (a)	158,620	415,016
Posiflex Technology, Inc.	13,000	32,894
Poya International Co., Ltd. (a)	46,300	902,320
President Securities Corp.	1,325,581	1,272,653
Primax Electronics, Ltd.	389,000	795,801
Prince Housing & Development Corp.	1,454,996	621,425
Promate Electronic Co., Ltd. (d)	346,000	515,973
Prosperity Dielectrics Co., Ltd.	67,000	165,922
Qisda Corp.	1,383,641	1,529,516
Radiant Opto-Electronics Corp.	366,331	1,597,460
Radium Life Tech Co., Ltd.	912,406	358,577
Rexon Industrial Corp., Ltd.	111,000	314,326
RichWave Technology Corp. (d)	28,000	486,891
Ritek Corp. (a)	643,165	213,292
Roo Hsing Co., Ltd. (a)	138,000	45,666
Ruentex Development Co., Ltd.	690,700	1,403,091
Ruentex Industries, Ltd.	231,000	728,754
Sampo Corp.	675,221	729,445
Sanyang Motor Co., Ltd.	789,945	856,217
Savior Lifetec Corp. (a)	47,000	45,545
ScinoPharm Taiwan, Ltd.	402,500	373,428
SDI Corp.	61,000	274,760
Senhwa Biosciences, Inc. (a)	40,000	256,258
Sensortek Technology Corp.	14,000	351,727
Sercomm Corp.	227,000	560,524
Shihlin Paper Corp. (a)(d)	69,000	170,875
Shin Foong Specialty & Applied Materials Co., Ltd.	23,000	238,564
Shin Zu Shing Co., Ltd. (a)	78,300	328,797
Shinkong Insurance Co., Ltd.	357,841	515,651

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shinkong Synthetic Fibers Corp. (d)	1,844,796	$1,506,294
ShunSin Technology Holding, Ltd.	5,000	20,996
Shuttle, Inc. (a)	73,000	31,964
Sigurd Microelectronics Corp. (a)(d)	649,144	1,304,695
Silicon Integrated Systems Corp. (d)	744,253	575,636
Silicon Motion Technology Corp. ADR	17,687	1,133,737
Sinbon Electronics Co., Ltd.	209,444	2,059,674
Sinmag Equipment Corp.	37,271	145,138
Sinon Corp.	739,662	597,304
Sinphar Pharmaceutical Co., Ltd. (a)(d)	257,879	271,646
Sinyi Realty, Inc. (d)	635,828	675,478
Sirtec International Co., Ltd.	21,000	22,875
Sitronix Technology Corp.	68,000	763,894
Soft-World International Corp.	102,848	385,738
Sonix Technology Co., Ltd.	36,000	121,454
Speed Tech Corp.	41,000	122,724
Sporton International, Inc.	14,000	120,592
St Shine Optical Co., Ltd.	37,000	452,831
Standard Foods Corp.	244,000	473,769
Sunny Friend Environmental Technology Co., Ltd.	24,000	180,888
Sunonwealth Electric Machine Industry Co., Ltd. (d)	76,000	123,291
Sunrex Technology Corp.	11,000	21,003
Superalloy Industrial Co., Ltd.	122,362	281,504
Swancor Holding Co., Ltd.	26,000	114,311
Symtek Automation Asia Co., Ltd.	23,746	86,504
Sysgration (a)	42,000	53,965
Systex Corp.	281,000	911,706
T3EX Global Holdings Corp.	15,000	140,242
TA Chen Stainless Pipe (d)	745,113	1,591,179
TA-I Technology Co., Ltd.	54,000	145,163
Taichung Commercial Bank Co., Ltd.	2,336,568	972,784
TaiDoc Technology Corp. (a)	11,000	90,013
Taiflex Scientific Co., Ltd.	310,699	596,587
Taigen Biopharmaceuticals Holdings, Ltd. (a)	179,000	121,742
TaiMed Biologics, Inc. (a)	110,000	261,750
Taimide Tech, Inc.	32,550	58,412
Tainan Spinning Co., Ltd. (d)	1,201,105	1,273,850
Taisun Enterprise Co., Ltd. (d)	694,549	735,368
Taiwan Cogeneration Corp.	690,469	959,036
Taiwan Fertilizer Co., Ltd.	470,000	993,558
Taiwan Glass Industry Corp. (a)(d)	926,000	1,242,975
Taiwan Hon Chuan Enterprise Co., Ltd.	220,218	607,798
Taiwan Paiho, Ltd.	173,000	633,324
Taiwan PCB Techvest Co., Ltd.	38,000	64,100
Security Description	Shares	Value
Taiwan Secom Co., Ltd. (a)	274,961	$928,626
Taiwan Semiconductor Co., Ltd.	138,000	332,339
Taiwan Shin Kong Security Co., Ltd.	47,470	66,275
Taiwan Surface Mounting Technology Corp. (d)	236,308	1,026,228
Taiwan Union Technology Corp.	193,000	806,981
Taiyen Biotech Co., Ltd.	340,979	398,956
Tanvex BioPharma, Inc. (a)	72,238	150,115
TBI Motion Technology Co., Ltd. (a)	58,000	109,495
TCI Co., Ltd.	60,545	558,459
Teco Electric and Machinery Co., Ltd.	1,486,000	1,770,667
Test Rite International Co., Ltd.	431,896	401,475
Thye Ming Industrial Co., Ltd.	256,218	351,739
Ton Yi Industrial Corp. (a)(d)	732,000	412,468
Tong Hsing Electronic Industries, Ltd.	96,486	735,873
Tong Yang Industry Co., Ltd.	344,872	446,833
Topco Scientific Co., Ltd.	259,299	1,163,297
Topkey Corp.	50,000	281,741
Toung Loong Textile Manufacturing	26,000	39,239
TPK Holding Co., Ltd. (a)	225,000	376,312
Transcend Information, Inc.	148,484	393,826
TSEC Corp. (a)(d)	216,848	271,619
TSRC Corp.	669,028	863,223
TTY Biopharm Co., Ltd.	214,436	671,111
Tung Ho Steel Enterprise Corp.	666,258	1,255,399
TXC Corp.	350,080	1,583,134
U-Ming Marine Transport Corp.	429,000	1,371,876
Union Bank Of Taiwan	250,000	104,980
Unitech Printed Circuit Board Corp.	175,240	138,682
United Integrated Services Co., Ltd.	38,000	289,816
United Renewable Energy Co., Ltd. (a)	1,619,832	761,590
Unity Opto Technology Co., Ltd. (a)	771,307	57,026
Universal Cement Corp.	49,000	41,064
Universal Vision Biotechnology Co., Ltd.	20,000	247,645
Universal, Inc. (d)	22,000	71,458
Unizyx Holding Corp. (a)(d)	516,694	544,279
UPC Technology Corp.	983,632	960,244
USI Corp. (d)	1,012,590	1,348,303
Visual Photonics Epitaxy Co., Ltd.	179,371	862,655
Wafer Works Corp. (d)	417,418	915,361
Walsin Lihwa Corp. (d)	1,034,000	1,087,347
Wei Chuan Foods Corp.	487,899	374,734
Winbond Electronics Corp.	1,505,000	1,882,432

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Wisdom Marine Lines Co., Ltd. (d)	136,000	$539,363
Wistron NeWeb Corp.	267,249	728,970
WT Microelectronics Co., Ltd.	296,090	570,661
WUS Printed Circuit Co., Ltd.	172,187	185,705
XinTec, Inc. (a)(d)	99,000	600,484
Xxentria Technology Materials Corp.	81,000	212,802
Yang Ming Marine Transport Corp. (a)(d)	930,970	6,097,874
Yeong Guan Energy Technology Group Co., Ltd.	57,090	148,962
YFY, Inc.	1,218,941	1,999,304
Yieh Phui Enterprise Co., Ltd. (a)(d)	1,263,846	1,508,224
Young Optics, Inc. (a)	58,000	187,349
Yuan High-Tech Development Co., Ltd.	4,000	24,908
Yulon Finance Corp.	258,180	1,320,436
Yulon Motor Co., Ltd. (a)(d)	253,390	387,417
Zenitron Corp.	417,348	444,123
ZillTek Technology Corp.	11,000	146,864
Zinwell Corp. (a)(d)	514,674	391,605
		200,205,832
THAILAND — 3.6%
Absolute Clean Energy PCL	405,300	46,284
AEON Thana Sinsap Thailand PCL NVDR	35,900	212,824
Amata Corp. PCL	134,500	76,797
Bangchak Corp. PCL NVDR	124,400	95,871
Bangkok Airways PCL NVDR (a)	450,000	148,830
Bangkok Chain Hospital PCL NVDR	671,900	486,368
Bangkok Land PCL NVDR	15,037,600	516,111
Bangkok Life Assurance PCL NVDR	187,800	171,393
Banpu PCL NVDR (d)	988,200	480,996
Banpu Power PCL NVDR	145,000	80,530
Beauty Community PCL (a)(d)	363,834	19,299
BEC World PCL NVDR (a)	867,481	376,224
Central Plaza Hotel PCL NVDR (a)(d)	331,102	340,916
CH Karnchang PCL NVDR	53,400	31,324
Chularat Hospital PCL NVDR	7,671,300	952,629
CK Power PCL NVDR	806,800	138,452
Com7 PCL Class F	120,700	262,678
CPN Retail Growth Leasehold REIT	488,900	335,594
Dohome PCL NVDR (d)	260,562	205,279
Dynasty Ceramic PCL NVDR	3,940,720	373,784
Eastern Polymer Group PCL NVDR	396,300	136,016
Eastern Water Resources Development and Management PCL NVDR	76,300	23,688
Erawan Group PCL NVDR (a)	1,326,600	118,380
Security Description	Shares	Value
Esso Thailand PCL NVDR (a)(d)	1,445,967	$372,207
Frasers Property Thailand Industrial Freehold & Leasehold REIT	365,259	157,272
GFPT PCL	302,200	108,434
Gunkul Engineering PCL NVDR (d)	5,225,304	769,530
Hana Microelectronics PCL NVDR	342,300	760,963
Ichitan Group PCL NVDR (d)	431,263	161,471
IMPACT Growth Real Estate Investment Trust	305,500	187,780
Inter Far East Energy Corp. NVDR (a)	283,900	—
International Engineering PCL (a)	63,855,934	—
IRPC PCL NVDR (d)	5,640,500	675,804
Jasmine International PCL NVDR (d)	2,865,225	259,256
Jay Mart PCL	103,210	109,490
JMT Network Services PCL NVDR	504,109	684,204
KCE Electronics PCL NVDR	569,063	1,367,172
Kiatnakin Phatra Bank PCL NVDR	172,000	299,189
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,590,200	798,821
LPN Development PCL NVDR	899,600	144,554
Major Cineplex Group PCL NVDR (a)	690,221	512,551
MBK PCL NVDR (a)(d)	268,084	112,085
MC Group PCL NVDR	230,400	65,418
Mega Lifesciences PCL	165,200	197,158
MK Restaurants Group PCL NVDR	54,200	88,360
Mono Next PCL (a)	275,700	16,086
Noble Development PCL NVDR	208,200	47,746
Origin Property PCL NVDR	728,550	202,312
Plan B Media Pcl NVDR (d)	957,600	185,246
Polyplex Thailand PCL	164,000	133,042
Precious Shipping PCL (a)(d)	610,700	398,241
Prima Marine PCL NVDR (d)	431,500	94,243
Pruksa Holding PCL NVDR (d)	375,731	161,781
PTG Energy PCL NVDR	790,300	456,179
R&B Food Supply PCL	171,400	118,188
Ratchthani Leasing PCL NVDR	1,278,537	195,471
RS PCL NVDR (a)	180,400	128,897
Siam City Cement PCL NVDR	24,300	128,892
Siamgas & Petrochemicals PCL NVDR	433,000	155,367
Singer Thailand PCL	26,700	30,615
Singha Estate PCL NVDR (a)	1,664,300	108,011
Sino-Thai Engineering & Construction PCL NVDR (d)	458,300	194,474
SPCG PCL NVDR	153,900	90,275

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sri Trang Agro-Industry PCL NVDR (d)	811,032	$1,024,861
Star Petroleum Refining PCL NVDR (a)	947,800	286,854
Supalai PCL NVDR	1,067,700	686,260
Super Energy Corp. PCL NVDR (d)	6,290,600	182,535
SVI PCL	389,940	59,373
Taokaenoi Food & Marketing PCL NVDR	349,000	83,847
Thai Vegetable Oil PCL NVDR	465,800	475,973
Thaicom PCL NVDR	559,800	209,598
Thanachart Capital PCL NVDR	271,422	292,170
Thonburi Healthcare Group PCL NVDR	99,800	86,410
Thoresen Thai Agencies PCL	1,174,887	619,519
Tipco Asphalt PCL NVDR	732,663	438,912
Tisco Financial Group PCL NVDR	201,500	556,404
TPI Polene PCL	996,100	55,632
TPI Polene Power PCL NVDR	1,545,300	213,112
TQM Corp. PCL NVDR (d)	59,700	226,320
TTW PCL NVDR	749,600	273,645
VGI PCL NVDR (d)	1,621,100	306,011
Vibhavadi Medical Center PCL NVDR (d)	2,506,500	184,566
WHA Corp. PCL NVDR	3,778,000	377,211
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F, (d)	789,900	330,255
WHA Utilities and Power PCL NVDR	610,400	83,799
		23,360,319
TURKEY — 1.6%
Afyon Cimento Sanayi TAS (a)	69,020	30,111
AG Anadolu Grubu Holding A/S Class A (d)	95,009	237,317
Aksa Akrilik Kimya Sanayii A/S	175,145	302,005
Aksa Enerji Uretim A/S (a)	48,655	64,743
Albaraka Turk Katilim Bankasi A/S (a)	86,718	14,873
Alkim Alkali Kimya A/S	27,817	48,670
Anadolu Efes Biracilik Ve Malt Sanayii A/S	94,008	240,877
Aygaz A/S	60,527	92,733
Bera Holding A/S (a)	201,329	278,326
Cemas Dokum Sanayi A/S (a)	307,321	41,389
Coca-Cola Icecek A/S	42,555	380,852
Deva Holding A/S	11,817	32,537
Dogan Sirketler Grubu Holding A/S	413,966	135,328
EGE Endustri VE Ticaret A/S	322	44,815
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,009	16,222
Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (d)	1,094,472	$235,587
Enerjisa Enerji AS (b)	233,939	278,707
Gubre Fabrikalari TAS (a)	22,195	131,701
Hektas Ticaret TAS (a)(d)	125,482	109,341
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	783,758	92,021
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	53,506	73,230
Is Finansal Kiralama A/S (a)	128,302	43,567
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	687,693	148,819
Is Yatirim Menkul Degerler A/S Class A	14,633	23,901
Izmir Demir Celik Sanayi A/S (a)(d)	128,372	36,351
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	837,554	643,049
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	128,920	54,313
Kerevitas Gida Sanayi ve Ticaret A/S (a)	54,993	28,106
Koza Altin Isletmeleri A/S (a)(d)	48,063	647,848
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	164,680	268,037
Logo Yazilim Sanayi Ve Ticaret A/S	38,656	147,816
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	35,710	231,627
Migros Ticaret A/S (a)	104,025	389,158
MLP Saglik Hizmetleri AS (a)(b)	121,038	308,743
Nuh Cimento Sanayi A/S	29,802	138,110
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	205,245	42,762
Otokar Otomotiv Ve Savunma Sanayi A/S	631	20,192
Oyak Cimento Fabrikalari A/S (a)(d)	121,314	94,538
Pegasus Hava Tasimaciligi A/S (a)	27,127	224,978
Petkim Petrokimya Holding A/S (a)	806,130	485,302
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	20,776	49,360
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	136,869	192,523
Sasa Polyester Sanayi A/S (a)	173,335	542,302
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	36,852	34,826
Sok Marketler Ticaret AS (a)	177,659	240,082
Tat Gida Sanayi A/S	11,005	10,299
TAV Havalimanlari Holding A/S (a)	116,073	316,921
Tekfen Holding A/S	171,399	290,416

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tofas Turk Otomobil Fabrikasi A/S	71,469	$243,015
Tukas Gida Sanayi ve Ticaret A/S (a)	48,446	38,032
Turk Traktor ve Ziraat Makineleri A/S	18,861	367,342
Turkiye Halk Bankasi A/S (a)(d)	339,462	197,328
Turkiye Sigorta A/S	117,990	64,105
Turkiye Sinai Kalkinma Bankasi A/S (d)	1,031,684	152,006
Turkiye Sise ve Cam Fabrikalari A/S	716,895	630,455
Ulker Biskuvi Sanayi A/S	107,773	257,291
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	252,114	41,789
Vestel Elektronik Sanayi ve Ticaret A/S (a)	26,340	91,868
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	32,713	48,952
Zorlu Enerji Elektrik Uretim A/S (a)	149,731	31,540
		10,699,054
UNITED ARAB EMIRATES — 0.4%
Air Arabia PJSC (a)	1,754,344	635,225
Amanat Holdings PJSC (a)	636,572	166,372
Arabtec Holding PJSC (a)	483,581	—
DAMAC Properties Dubai Co. PJSC (a)	882,993	307,701
Dana Gas PJSC	1,936,509	440,218
Deyaar Development PJSC (a)	443,447	36,097
Dubai Financial Market PJSC (a)	361,465	114,153
Dubai Investments PJSC	944,540	437,150
Eshraq Investments PJSC (a)	1,687,883	165,427
RAK Properties PJSC (a)	2,662,041	460,203
SHUAA Capital PSC	369,279	60,924
Union Properties PJSC (a)	1,204,291	86,884
		2,910,354
UNITED STATES — 0.2%
Huisen Household International Group, Ltd.	256,000	81,423
Ideanomics, Inc. (a)(d)	179,991	511,175
Titan Cement International SA	25,278	490,427
		1,083,025
TOTAL COMMON STOCKS (Cost $535,619,200)		654,196,305

RIGHTS — 0.0% (c)
BRAZIL — 0.0% (c)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 07/26/21) (a)	18,415	31,451
Security Description	Shares	Value
KUWAIT — 0.0% (c)
Jazeera Airways Co. KSCP (expiring 07/05/21) (a)	3,975	$1,794
TOTAL RIGHTS (Cost $0)		33,245
WARRANTS — 0.0% (c)
MALAYSIA — 0.0% (c)
Comfort Gloves Bhd (expiring 06/26/26) (a)	55,650	—
Frontken Corp. Bhd (expiring 05/03/26) (a)	147,100	9,921
GDEX Bhd, (expiring 01/04/28) (a)	72,250	2,263
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	9,409
Scientex Bhd (expiring 01/14/26) (a)	41,040	12,456
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	2,452
SKP Resources Bhd (expiring 04/25/26) (a)	57,360	2,349
VS Industry Bhd (expiring 06/14/24) (a)	572,880	36,568
		75,418
THAILAND — 0.0% (c)
Erawan Group PCL (expiring 06/14/24) (a)	105,286	4,533
MBK PCL (expiring 05/15/24) (a)	10,723	3,446
Noble Development PCL (expiring 01/12/24) (a)	52,050	2,680
RS PCL (expiring 05/23/24) (a)	36,080	4,863
		15,522
TOTAL WARRANTS (Cost $0)		90,940
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	862,984	863,243
State Street Navigator Securities Lending Portfolio II (g) (h)	16,070,657	16,070,657
TOTAL SHORT-TERM INVESTMENTS (Cost $16,933,883)		16,933,900
TOTAL INVESTMENTS — 102.5% (Cost $552,553,083)		671,254,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(16,406,540)
NET ASSETS — 100.0%		$654,847,850
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$650,198,241	$3,919,708	$78,356	$654,196,305
Rights	33,245	—	—	33,245
Warrants	90,940	—	—	90,940
Short-Term Investments	16,933,900	—	—	16,933,900
TOTAL INVESTMENTS	$667,256,326	$3,919,708	$78,356	$671,254,390
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	20.3%
Industrials	14.0
Consumer Discretionary	13.5
Materials	13.0
Financials	9.8
Health Care	7.8
Real Estate	7.0
Consumer Staples	5.4
Communication Services	3.6
Utilities	3.4
Energy	2.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	895,024	$895,203	$24,201,327	$24,233,290	$(15)	$18	862,984	$863,243	$599
State Street Navigator Securities Lending Portfolio II	9,052,103	9,052,103	61,810,145	54,791,591	—	—	16,070,657	16,070,657	292,793
Total		$9,947,306	$86,011,472	$79,024,881	$(15)	$18		$16,933,900	$293,392
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.4%
BWP Trust REIT	543,192	$1,737,234
Charter Hall Long Wale REIT	598,904	2,135,730
Charter Hall Retail REIT	562,108	1,603,610
Dexus REIT	1,174,638	9,409,443
Goodman Group REIT	1,838,168	29,214,705
GPT Group REIT	2,103,260	7,737,212
National Storage REIT	1,180,221	1,754,381
Scentre Group REIT	5,670,617	11,664,774
Shopping Centres Australasia Property Group REIT	1,184,347	2,240,655
Vicinity Centres REIT	4,219,914	4,894,717
Waypoint REIT	858,701	1,689,035
		74,081,496
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	76,450	3,186,773
BELGIUM — 0.9%
Aedifica SA REIT	39,256	5,181,428
Cofinimmo SA REIT	32,531	4,953,484
Warehouses De Pauw CVA REIT	148,819	5,682,802
		15,817,714
BRAZIL — 0.3%
BR Malls Participacoes SA (a)	863,421	1,744,789
BR Properties SA	235,800	430,919
Iguatemi Empresa de Shopping Centers SA	94,900	765,010
Multiplan Empreendimentos Imobiliarios SA	307,100	1,438,235
		4,378,953
CANADA — 1.4%
Allied Properties Real Estate Investment Trust	67,728	2,463,980
Artis Real Estate Investment Trust	74,952	678,521
Boardwalk Real Estate Investment Trust	25,666	847,312
Canadian Apartment Properties REIT	92,631	4,347,665
Cominar Real Estate Investment Trust	100,798	889,705
Dream Industrial Real Estate Investment Trust	94,776	1,169,488
Dream Office Real Estate Investment Trust	27,122	502,884
First Capital Real Estate Investment Trust	120,532	1,713,125
Granite Real Estate Investment Trust	35,239	2,347,180
H&R Real Estate Investment Trust	152,479	1,970,172
InterRent Real Estate Investment Trust	75,063	1,022,016
Security Description	Shares	Value
RioCan Real Estate Investment Trust	170,635	$3,042,575
SmartCentres Real Estate Investment Trust	79,813	1,893,005
		22,887,628
FINLAND — 0.2%
Kojamo Oyj	150,361	3,436,095
FRANCE — 1.9%
Covivio REIT	52,597	4,498,472
Gecina SA REIT	59,335	9,091,211
Klepierre SA REIT	218,772	5,637,671
Unibail-Rodamco-Westfield REIT (a)(b)	152,072	13,163,183
		32,390,537
GERMANY — 3.2%
alstria office REIT-AG	197,556	3,652,453
Aroundtown SA	1,309,601	10,219,112
Deutsche EuroShop AG	56,380	1,337,222
Deutsche Wohnen SE	393,431	24,065,683
Grand City Properties SA (a)	114,109	3,082,634
LEG Immobilien SE	78,979	11,375,158
		53,732,262
HONG KONG — 2.6%
Hang Lung Properties, Ltd.	2,036,018	4,944,636
Hysan Development Co., Ltd.	655,731	2,613,349
Link REIT	2,276,148	22,055,556
Swire Properties, Ltd.	1,145,800	3,415,630
Wharf Real Estate Investment Co., Ltd.	1,889,000	10,982,487
		44,011,658
JAPAN — 11.1%
Activia Properties, Inc. REIT	771	3,653,897
Advance Residence Investment Corp. REIT	1,515	5,050,455
Aeon Mall Co., Ltd.	112,100	1,728,112
AEON REIT Investment Corp.	1,669	2,473,651
Comforia Residential REIT, Inc.	707	2,229,480
Daiwa House REIT Investment Corp.	2,186	6,450,266
Daiwa Office Investment Corp. REIT	331	2,305,280
Daiwa Securities Living Investments Corp. REIT	2,337	2,543,559
Frontier Real Estate Investment Corp. REIT	523	2,445,599
Fukuoka REIT Corp.	807	1,359,663
Global One Real Estate Investment Corp. REIT	1,036	1,168,639
GLP J-Reit	4,748	8,196,385
Hoshino Resorts REIT, Inc.	246	1,496,081
Hulic Co., Ltd.	544,800	6,135,688
Hulic Reit, Inc.	1,285	2,166,173
Ichigo Office REIT Investment Corp.	1,676	1,491,925

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	2,275	$4,343,387
Invesco Office J-REIT, Inc.	9,543	1,950,903
Invincible Investment Corp. REIT	6,633	2,557,820
Japan Excellent, Inc. REIT	1,426	2,040,263
Japan Hotel REIT Investment Corp.	4,855	2,913,262
Japan Logistics Fund, Inc. REIT	1,001	3,012,289
Japan Metropolitan Fund Invest REIT	7,627	8,273,635
Japan Prime Realty Investment Corp. REIT (c)	1,049	4,111,316
Japan Real Estate Investment Corp. REIT	1,518	9,341,328
Kenedix Office Investment Corp. REIT	469	3,308,649
Kenedix Residential Next Investment Corp. REIT	1,048	2,267,094
Kenedix Retail REIT Corp.	636	1,721,939
LaSalle Logiport REIT	1,970	3,329,777
Leopalace21 Corp. (a)	169,600	212,401
Mirai Corp. REIT	1,856	867,884
Mitsubishi Estate Logistics REIT Investment Corp.	429	1,899,752
Mitsui Fudosan Co., Ltd.	1,055,800	24,475,839
Mitsui Fudosan Logistics Park, Inc. REIT	558	2,976,268
Mori Hills REIT Investment Corp.	1,777	2,667,341
Mori Trust Sogo Reit, Inc.	1,038	1,469,230
Nippon Accommodations Fund, Inc. REIT	549	3,170,637
Nippon Building Fund, Inc. REIT	1,802	11,251,338
Nippon Prologis REIT, Inc.	2,825	8,997,545
NIPPON REIT Investment Corp. (c)	491	2,019,475
Nomura Real Estate Master Fund, Inc. REIT	5,147	8,259,129
NTT UD REIT Investment Corp.	1,464	2,164,541
Orix JREIT, Inc.	3,005	5,788,530
Sekisui House REIT, Inc.	4,675	3,875,124
Tokyu REIT, Inc.	1,023	1,888,573
United Urban Investment Corp. REIT	3,445	4,987,940
		187,038,062
MALTA — 0.0% (d)
BGP Holdings PLC (e)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,260,516	3,525,723
Security Description	Shares	Value
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT	41,105	$1,022,700
Wereldhave NV REIT (c)	45,370	773,168
		1,795,868
NORWAY — 0.2%
Entra ASA (f)	185,504	4,242,457
ROMANIA — 0.2%
NEPI Rockcastle PLC	441,396	3,128,993
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	127,178	888,455
SINGAPORE — 3.1%
Ascendas Real Estate Investment Trust	3,590,191	7,879,083
CapitaLand China Trust REIT (c)	1,060,800	1,081,161
CapitaLand Integrated Commercial Trust REIT (c)	4,948,101	7,693,447
CapitaLand, Ltd.	2,726,317	7,524,651
Frasers Centrepoint Trust REIT	1,473,693	2,664,093
Frasers Logistics & Commercial Trust REIT	3,110,500	3,332,183
Keppel DC REIT	1,422,500	2,635,043
Keppel REIT (c)	2,163,012	1,898,790
Mapletree Commercial Trust REIT	2,424,931	3,896,631
Mapletree Industrial Trust REIT	2,115,205	4,453,229
Mapletree Logistics Trust REIT	3,203,663	4,885,812
Mapletree North Asia Commercial Trust REIT	2,340,600	1,810,909
Suntec Real Estate Investment Trust	2,371,495	2,575,794
		52,330,826
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	3,739,814	3,902,528
Hyprop Investments, Ltd. REIT	336,190	623,937
Redefine Properties, Ltd. REIT (a)	6,137,953	1,839,828
		6,366,293
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	280,867	2,836,179
Merlin Properties Socimi SA REIT	363,390	3,764,730
		6,600,909
SWEDEN — 1.5%
Castellum AB	268,615	6,840,893
Corem Property Group AB Class B	657,487	1,489,929
Fabege AB	295,751	4,748,117
Hufvudstaden AB Class A	130,379	2,218,172
Kungsleden AB	194,620	2,357,610

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (c)	922,206	$3,866,900
Wihlborgs Fastigheter AB	147,886	3,211,173
		24,732,794
SWITZERLAND — 0.8%
PSP Swiss Property AG	46,039	5,852,310
Swiss Prime Site AG	82,951	8,238,115
		14,090,425
THAILAND — 0.1%
Central Pattana PCL NVDR	1,462,700	2,395,998
UNITED KINGDOM — 4.4%
Assura PLC REIT	2,911,431	2,978,289
British Land Co. PLC REIT	1,023,748	6,999,164
Capital & Counties Properties PLC REIT (a)	933,822	2,080,816
Derwent London PLC REIT	122,360	5,611,937
Grainger PLC	746,233	2,938,018
Great Portland Estates PLC REIT	278,725	2,731,892
Hammerson PLC REIT (c)	4,479,011	2,303,618
Land Securities Group PLC REIT	820,181	7,652,547
LondonMetric Property PLC REIT	999,253	3,194,288
Primary Health Properties PLC REIT	1,445,433	3,073,065
Segro PLC REIT	1,310,422	19,813,544
Shaftesbury PLC REIT (c)	333,517	2,623,898
Tritax Big Box REIT PLC	1,875,536	5,086,053
UNITE Group PLC REIT	434,580	6,447,765
		73,534,894
UNITED STATES — 61.8%
Acadia Realty Trust REIT	97,109	2,132,514
Agree Realty Corp. REIT	74,530	5,253,620
Alexandria Real Estate Equities, Inc. REIT	150,028	27,296,094
American Assets Trust, Inc. REIT	54,497	2,032,193
American Campus Communities, Inc. REIT	150,477	7,030,285
American Homes 4 Rent Class A, REIT	298,133	11,582,467
Americold Realty Trust REIT	275,812	10,439,484
Apartment Income REIT Corp.	171,185	8,119,305
Apartment Investment & Management Co. Class A, REIT (c)	170,280	1,142,579
Apple Hospitality REIT, Inc.	226,470	3,455,932
AvalonBay Communities, Inc. REIT	152,664	31,859,450
Boston Properties, Inc. REIT	155,221	17,786,774
Brandywine Realty Trust REIT	188,132	2,579,290
Brixmor Property Group, Inc. REIT	324,109	7,418,855
Security Description	Shares	Value
Broadstone Net Lease, Inc. REIT	170,516	$3,991,780
Camden Property Trust REIT	106,741	14,161,329
CareTrust REIT, Inc.	105,675	2,454,830
Centerspace REIT	14,611	1,152,808
Chatham Lodging Trust REIT (a)	52,978	681,827
City Office REIT, Inc.	46,754	581,152
Columbia Property Trust, Inc. REIT	124,682	2,168,220
Community Healthcare Trust, Inc. REIT	25,693	1,219,390
Corporate Office Properties Trust REIT	123,364	3,452,958
Cousins Properties, Inc. REIT	162,150	5,963,877
CubeSmart REIT	220,136	10,196,700
DiamondRock Hospitality Co. REIT (a)	231,894	2,249,372
Digital Realty Trust, Inc. REIT	307,913	46,328,590
Diversified Healthcare Trust REIT	268,092	1,120,625
Douglas Emmett, Inc. REIT	179,956	6,050,121
Duke Realty Corp. REIT	409,911	19,409,286
Easterly Government Properties, Inc. REIT	91,537	1,929,600
EastGroup Properties, Inc. REIT	44,109	7,253,725
Empire State Realty Trust, Inc. Class A, REIT (c)	156,300	1,875,600
EPR Properties REIT (a)	81,485	4,292,630
Equity Commonwealth REIT	133,760	3,504,512
Equity LifeStyle Properties, Inc. REIT	185,303	13,769,866
Equity Residential REIT	376,268	28,972,636
Essential Properties Realty Trust, Inc. REIT	127,334	3,443,111
Essex Property Trust, Inc. REIT	71,103	21,331,611
Extra Space Storage, Inc. REIT	146,166	23,944,914
Federal Realty Investment Trust REIT	77,668	9,100,360
First Industrial Realty Trust, Inc. REIT	140,918	7,360,147
Four Corners Property Trust, Inc. REIT	84,815	2,341,742
Franklin Street Properties Corp. REIT	105,453	554,683
Getty Realty Corp. REIT	40,092	1,248,866
Global Medical REIT, Inc.	58,747	867,106
Global Net Lease, Inc. REIT	100,892	1,866,502
Healthcare Realty Trust, Inc. REIT	154,228	4,657,686
Healthcare Trust of America, Inc. Class A, REIT	238,799	6,375,933
Healthpeak Properties, Inc. REIT	589,153	19,612,903
Hersha Hospitality Trust REIT (a)	40,587	436,716

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	113,463	$5,125,124
Host Hotels & Resorts, Inc. REIT (a)	771,508	13,185,072
Hudson Pacific Properties, Inc. REIT	166,179	4,623,100
Independence Realty Trust, Inc. REIT	112,436	2,049,708
Industrial Logistics Properties Trust REIT	73,472	1,920,558
Innovative Industrial Properties, Inc. REIT	26,331	5,029,748
Invitation Homes, Inc. REIT	620,517	23,139,079
JBG SMITH Properties REIT	121,583	3,831,080
Kilroy Realty Corp. REIT	115,735	8,059,785
Kimco Realty Corp. REIT	473,373	9,869,827
Kite Realty Group Trust REIT	94,767	2,085,822
Lexington Realty Trust REIT	305,134	3,646,351
Life Storage, Inc. REIT	83,932	9,010,100
LTC Properties, Inc. REIT	44,160	1,695,302
Macerich Co. REIT	182,053	3,322,467
Mack-Cali Realty Corp. REIT (a)	95,524	1,638,237
Mid-America Apartment Communities, Inc. REIT	125,139	21,075,910
Monmouth Real Estate Investment Corp. REIT	110,324	2,065,265
National Health Investors, Inc. REIT	50,263	3,370,134
National Retail Properties, Inc. REIT	191,724	8,988,021
National Storage Affiliates Trust REIT	75,125	3,798,320
NexPoint Residential Trust, Inc. REIT	24,614	1,353,278
Office Properties Income Trust REIT	54,342	1,592,764
Omega Healthcare Investors, Inc. REIT	257,785	9,355,018
Paramount Group, Inc. REIT	186,978	1,882,869
Park Hotels & Resorts, Inc. REIT (a)	257,964	5,316,638
Pebblebrook Hotel Trust REIT	144,475	3,402,386
Piedmont Office Realty Trust, Inc. Class A, REIT	136,026	2,512,400
Prologis, Inc. REIT	809,176	96,720,807
PS Business Parks, Inc. REIT	22,051	3,265,312
Public Storage REIT	166,487	50,060,976
QTS Realty Trust, Inc. Class A, REIT	74,988	5,796,572
Realty Income Corp. REIT	408,414	27,257,550
Regency Centers Corp. REIT	172,548	11,055,150
Retail Opportunity Investments Corp. REIT	131,175	2,316,551
Retail Properties of America, Inc. Class A, REIT	233,564	2,674,308
Rexford Industrial Realty, Inc. REIT	145,945	8,311,568
Security Description	Shares	Value
RLJ Lodging Trust REIT	181,292	$2,761,077
RPT Realty REIT	90,817	1,178,805
Ryman Hospitality Properties, Inc. REIT (a)	59,994	4,737,126
Seritage Growth Properties Class A, REIT (a)	39,637	729,321
Service Properties Trust REIT	179,050	2,256,030
Simon Property Group, Inc. REIT	359,315	46,883,421
SITE Centers Corp. REIT	186,556	2,809,533
SL Green Realty Corp. REIT	75,623	6,049,840
Spirit Realty Capital, Inc. REIT	125,424	6,000,284
STAG Industrial, Inc. REIT	174,281	6,523,338
STORE Capital Corp. REIT	266,003	9,179,764
Summit Hotel Properties, Inc. REIT (a)	119,042	1,110,662
Sun Communities, Inc. REIT	122,281	20,958,963
Sunstone Hotel Investors, Inc. REIT (a)	236,918	2,942,522
Tanger Factory Outlet Centers, Inc. REIT	110,238	2,077,986
Terreno Realty Corp. REIT	76,371	4,927,457
UDR, Inc. REIT	324,383	15,888,279
Universal Health Realty Income Trust REIT	14,215	874,933
Urban Edge Properties REIT	120,843	2,308,101
Ventas, Inc. REIT	410,127	23,418,252
VEREIT, Inc.	250,300	11,496,279
Vornado Realty Trust REIT	171,401	7,999,285
Washington Real Estate Investment Trust	94,325	2,169,475
Weingarten Realty Investors REIT	132,047	4,234,747
Welltower, Inc. REIT	456,562	37,940,302
WP Carey, Inc. REIT	194,400	14,506,128
Xenia Hotels & Resorts, Inc. REIT (a)	123,712	2,317,126
		1,038,734,749
TOTAL COMMON STOCKS (Cost $1,496,626,332)		1,673,329,562

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	1,325,572	1,325,969

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	2,374,615	$2,374,615
TOTAL SHORT-TERM INVESTMENTS (Cost $3,700,584)		3,700,584
TOTAL INVESTMENTS — 99.7% (Cost $1,500,326,916)		1,677,030,146
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		4,653,998
NET ASSETS — 100.0%		$1,681,684,144
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	250	09/17/2021	$10,096,088	$9,922,500	$(173,588)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,673,329,562	$—	$0(a)	$1,673,329,562
Short-Term Investments	3,700,584	—	—	3,700,584
TOTAL INVESTMENTS	$1,677,030,146	$—	$0	$1,677,030,146
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(173,588)	—	—	(173,588)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(173,588)	$—	$—	$(173,588)
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,037,667	$1,037,875	$61,922,562	$61,634,335	$(133)	$—	1,325,572	$1,325,969	$1,130
State Street Navigator Securities Lending Portfolio II	15,555,494	15,555,494	102,923,994	116,104,873	—	—	2,374,615	2,374,615	222,818
Total		$16,593,369	$164,846,556	$177,739,208	$(133)	$—		$3,700,584	$223,948
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.